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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22127

Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio — Balanced Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 64.4%
CONSUMER DISCRETIONARY 8.3%
Auto Components 0.8%
Delphi Automotive PLC	122,460	$7,511,696
Hotels, Restaurants & Leisure 1.1%
Aramark	139,249	3,662,249
Hilton Worldwide Holdings, Inc. (a)	174,765	4,304,462
Wynn Resorts Ltd.	12,333	2,307,257
Total		10,273,968
Internet & Catalog Retail 0.5%
Amazon.com, Inc. (a)	14,265	4,599,607
Media 3.8%
Comcast Corp., Class A	268,562	14,443,264
DIRECTV (a)	93,695	8,106,491
Discovery Communications, Inc., Class A (a)	39,546	1,494,839
Discovery Communications, Inc., Class C (a)	39,996	1,491,051
Viacom, Inc., Class B	131,026	10,081,141
Total		35,616,786
Specialty Retail 1.7%
Cabela’s, Inc. (a)	74,920	4,412,788
Lowe’s Companies, Inc.	95,529	5,055,395
Michaels Companies, Inc. (The) (a)	140,154	2,449,892
Urban Outfitters, Inc. (a)	118,750	4,358,125
Total		16,276,200
Textiles, Apparel & Luxury Goods 0.4%
Ralph Lauren Corp.	24,855	4,094,364
TOTAL CONSUMER DISCRETIONARY		78,372,621
CONSUMER STAPLES 5.9%
Beverages 1.6%
Diageo PLC, ADR	28,039	3,235,701
PepsiCo, Inc.	127,360	11,855,942
Total		15,091,643
Food & Staples Retailing 2.3%
CVS Health Corp.	196,885	15,670,077
Walgreen Co.	98,210	5,820,907
Total		21,490,984
Household Products 1.3%
Procter & Gamble Co. (The)	153,645	12,866,232

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 0.7%
Philip Morris International, Inc.	75,323	$6,281,938
TOTAL CONSUMER STAPLES		55,730,797
ENERGY 5.5%
Energy Equipment & Services 1.9%
Cameron International Corp. (a)	95,085	6,311,742
Halliburton Co.	187,549	12,098,786
Total		18,410,528
Oil, Gas & Consumable Fuels 3.6%
Canadian Natural Resources Ltd.	157,030	6,099,045
Chevron Corp.	151,966	18,132,583
ConocoPhillips	45,189	3,457,863
Noble Energy, Inc.	89,309	6,105,163
Total		33,794,654
TOTAL ENERGY		52,205,182
FINANCIALS 12.5%
Banks 7.2%
Bank of America Corp.	860,983	14,679,760
Citigroup, Inc.	402,768	20,871,438
JPMorgan Chase & Co.	363,575	21,901,758
Wells Fargo & Co.	212,796	11,037,728
Total		68,490,684
Capital Markets 2.9%
BlackRock, Inc.	40,136	13,177,451
Goldman Sachs Group, Inc. (The)	78,180	14,351,503
Total		27,528,954
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc., Class B (a)	109,932	15,186,007
Insurance 0.8%
Aon PLC	88,986	7,801,403
TOTAL FINANCIALS		119,007,048
HEALTH CARE 9.7%
Biotechnology 2.0%
Celgene Corp. (a)	143,080	13,561,123
Vertex Pharmaceuticals, Inc. (a)	52,930	5,944,568
Total		19,505,691

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.8%
Abbott Laboratories	272,930	$11,351,159
Covidien PLC	129,718	11,221,904
Medtronic, Inc.	216,635	13,420,538
Total		35,993,601
Health Care Providers & Services 1.3%
Cardinal Health, Inc.	88,546	6,633,866
CIGNA Corp.	59,870	5,429,610
Total		12,063,476
Health Care Technology 0.3%
IMS Health Holdings, Inc. (a)	119,435	3,128,003
Pharmaceuticals 2.3%
Johnson & Johnson	117,071	12,478,598
Perrigo Co. PLC	18,180	2,730,454
Salix Pharmaceuticals Ltd. (a)	12,860	2,009,246
Zoetis, Inc.	114,650	4,236,318
Total		21,454,616
TOTAL HEALTH CARE		92,145,387
INDUSTRIALS 8.1%
Aerospace & Defense 2.6%
Honeywell International, Inc.	146,516	13,643,570
United Technologies Corp.	104,264	11,010,278
Total		24,653,848
Air Freight & Logistics 0.4%
FedEx Corp.	26,630	4,299,414
Commercial Services & Supplies 0.8%
Tyco International Ltd.	161,579	7,201,576
Construction & Engineering 0.5%
Jacobs Engineering Group, Inc. (a)	103,675	5,061,413
Electrical Equipment 1.2%
Eaton Corp. PLC	176,142	11,162,119
Industrial Conglomerates 1.2%
General Electric Co.	441,598	11,313,741
Professional Services 0.8%
Dun & Bradstreet Corp. (The)	40,395	4,745,201

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (continued)
Nielsen NV	69,670	$3,088,471
Total		7,833,672
Road & Rail 0.6%
Kansas City Southern	47,120	5,710,944
TOTAL INDUSTRIALS		77,236,727
INFORMATION TECHNOLOGY 11.9%
Communications Equipment 0.1%
QUALCOMM, Inc.	12,463	931,859
Internet Software & Services 2.2%
Google, Inc., Class A (a)	13,689	8,054,745
Google, Inc., Class C (a)	18,879	10,899,979
Twitter, Inc. (a)	36,585	1,887,054
Total		20,841,778
IT Services 1.0%
MasterCard, Inc., Class A	124,445	9,198,975
Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	163,932	6,626,131
Skyworks Solutions, Inc.	86,247	5,006,638
Xilinx, Inc.	73,470	3,111,455
Total		14,744,224
Software 2.9%
Electronic Arts, Inc. (a)	237,228	8,447,689
Intuit, Inc.	78,475	6,878,334
Microsoft Corp.	274,868	12,742,880
Total		28,068,903
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	294,822	29,703,316
EMC Corp.	232,629	6,806,725
Hewlett-Packard Co.	84,973	3,013,992
Total		39,524,033
TOTAL INFORMATION TECHNOLOGY		113,309,772
MATERIALS 0.7%
Chemicals 0.7%
Chemtura Corp. (a)	85,595	1,996,931
Dow Chemical Co. (The)	78,392	4,110,877
Total		6,107,808
TOTAL MATERIALS		6,107,808

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
Verizon Communications, Inc.	338,960	$16,944,610
TOTAL TELECOMMUNICATION SERVICES		16,944,610
Total Common Stocks (Cost: $508,542,112)		$611,059,952

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 10.0%
Aerospace & Defense 0.2%
BAE Systems Holdings, Inc. (b)(c)
10/07/24	3.800%	$820,000	$817,565
Bombardier, Inc. (c)
Senior Unsecured
04/15/19	4.750%	21,000	20,947
03/15/20	7.750%	18,000	19,624
10/15/22	6.000%	24,000	23,880
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	23,000	24,035
03/15/21	7.125%	19,000	20,472
L-3 Communications Corp.
02/15/21	4.950%	700,000	760,874
TransDigm, Inc.
10/15/20	5.500%	3,000	2,910
07/15/21	7.500%	20,000	21,350
TransDigm, Inc. (c)
07/15/22	6.000%	5,000	4,938
07/15/24	6.500%	35,000	34,869
Total			1,751,464
Automotive 0.1%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	15,000	14,925
03/15/21	6.250%	30,000	31,200
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	75,000	79,594
06/15/21	8.250%	20,000	21,800
Delphi Corp.
05/15/21	6.125%	49,000	53,777
Ford Motor Credit Co. LLC Senior Unsecured
01/16/18	2.375%	975,000	983,987
Gates Global LLC/Co. (c)
07/15/22	6.000%	15,000	14,100
General Motors Co. Senior Unsecured
10/02/23	4.875%	114,000	120,555
Jaguar Land Rover Automotive PLC (c)
02/01/23	5.625%	10,000	10,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Automotive (continued)
Midas Intermediate Holdco II LLC/Finance, Inc. (c)
10/01/22	7.875%	$11,000	$10,972
Schaeffler Finance BV Senior Secured (c)
05/15/21	4.750%	28,000	27,930
Total			1,369,190
Banking 1.8%
Ally Financial, Inc.
01/27/19	3.500%	16,000	15,560
03/15/20	8.000%	91,000	106,015
Senior Unsecured
09/30/24	5.125%	33,000	32,340
Bank of America Corp. Senior Unsecured
01/05/21	5.875%	1,650,000	1,892,519
Barclays Bank PLC Senior Unsecured
05/15/24	3.750%	575,000	571,411
Bear Stearns Companies LLC (The) Senior Unsecured
02/01/18	7.250%	1,200,000	1,396,058
Branch Banking & Trust Co. Senior Unsecured (d)
12/01/16	0.664%	750,000	753,271
Capital One Financial Corp. Senior Unsecured
06/15/23	3.500%	915,000	906,308
Citigroup, Inc. Senior Unsecured
05/15/18	6.125%	1,145,000	1,296,423
Credit Suisse Senior Unsecured
09/09/24	3.625%	950,000	937,278
Fifth Third Bancorp Senior Unsecured
03/15/22	3.500%	575,000	585,948
Goldman Sachs Group, Inc. (The) Senior Unsecured
07/08/24	3.850%	1,450,000	1,440,859
HSBC Holdings PLC Senior Unsecured
04/05/21	5.100%	775,000	872,108
ING Bank NV Senior Unsecured (c)(d)
09/25/15	1.874%	910,000	923,595
Morgan Stanley Senior Unsecured
01/25/21	5.750%	1,050,000	1,193,008

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
PNC Financial Services Group, Inc. (The) (d) Senior Unsecured
11/09/22	2.854%	$810,000	$787,431
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	34,000	33,407
Royal Bank of Scotland PLC (The)
08/24/20	5.625%	700,000	796,880
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	89,000	99,235
U.S. Bank Subordinated Notes (d)
04/29/20	3.778%	800,000	814,035
Wells Fargo & Co. Subordinated Notes
02/13/23	3.450%	1,515,000	1,488,700
Total			16,942,389
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	24,000	25,200
Nuveen Investments, Inc. Senior Unsecured (c)
10/15/17	9.125%	11,000	11,770
Total			36,970
Building Materials —%
Allegion US Holding Co., Inc.
10/01/21	5.750%	42,000	42,840
American Builders & Contractors Supply Co., Inc. Senior Unsecured (c)
04/15/21	5.625%	43,000	42,140
Gibraltar Industries, Inc.
02/01/21	6.250%	13,000	13,325
HD Supply, Inc.
07/15/20	7.500%	54,000	56,025
Secured
04/15/20	11.000%	23,000	26,047
Nortek, Inc.
12/01/18	10.000%	8,000	8,420
04/15/21	8.500%	34,000	36,550
USG Corp. (c)
11/01/21	5.875%	10,000	10,225
Total			235,572
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	14,000	14,595
01/31/22	6.625%	13,000	13,650
09/30/22	5.250%	53,000	51,874

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	$38,000	$42,370
CSC Holdings LLC (c)
Senior Unsecured
06/01/24	5.250%	34,000	32,640
Cablevision Systems Corp. Senior Unsecured
04/15/20	8.000%	19,000	20,900
Cequel Communications Holdings I LLC/Capital Corp. (c)
Senior Unsecured
09/15/20	6.375%	43,000	44,236
12/15/21	5.125%	11,000	10,533
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/22	3.800%	870,000	884,242
DISH DBS Corp.
09/01/19	7.875%	44,000	49,720
03/15/23	5.000%	31,000	29,741
Hughes Satellite Systems Corp.
06/15/21	7.625%	14,000	15,260
Intelsat Jackson Holdings SA
10/15/20	7.250%	40,000	42,300
Intelsat Luxembourg SA
06/01/21	7.750%	21,000	21,394
06/01/23	8.125%	61,000	63,592
Mediacom Broadband LLC/Corp. (c)
04/15/21	5.500%	4,000	3,955
NBCUniversal Media LLC
04/01/41	5.950%	650,000	793,389
Numericable Group SA Senior Secured (c)
05/15/22	6.000%	65,000	65,487
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	27,000	26,797
Time Warner Cable, Inc.
02/01/20	5.000%	800,000	887,792
Videotron Ltd.
07/15/22	5.000%	27,000	26,730
Videotron Ltd. (c)
06/15/24	5.375%	6,000	5,940
Total			3,147,137
Chemicals 0.2%
Ashland, Inc. Senior Unsecured
04/15/18	3.875%	27,000	27,068
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (c)
05/01/21	7.375%	19,000	20,271
Celanese U.S. Holdings LLC
06/15/21	5.875%	25,000	26,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
Dow Chemical Co. (The) Senior Unsecured
11/01/29	7.375%	$475,000	$625,921
Eastman Chemical Co. Senior Unsecured
06/01/17	2.400%	550,000	561,213
Huntsman International LLC
11/15/20	4.875%	20,000	19,700
03/15/21	8.625%	6,000	6,480
INEOS Group Holdings SA (c)
02/15/19	5.875%	27,000	26,595
JM Huber Corp. Senior Unsecured (c)
11/01/19	9.875%	55,000	61,462
PQ Corp. Secured (c)
05/01/18	8.750%	124,000	131,595
WR Grace & Co. (c)
10/01/21	5.125%	17,000	17,276
10/01/24	5.625%	12,000	12,300
Total			1,536,506
Construction Machinery 0.1%
Ashtead Capital, Inc. Secured (c)
07/15/22	6.500%	13,000	13,748
CNH Industrial Capital LLC Senior Unsecured (c)
07/15/19	3.375%	22,000	20,735
Case New Holland Industrial, Inc.
12/01/17	7.875%	56,000	62,230
Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	525,000	520,541
Columbus McKinnon Corp.
02/01/19	7.875%	49,000	51,450
H&E Equipment Services, Inc.
09/01/22	7.000%	6,000	6,405
United Rentals North America, Inc.
04/15/22	7.625%	99,000	107,662
06/15/23	6.125%	16,000	16,440
11/15/24	5.750%	14,000	14,175
Total			813,386
Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	22,000	19,030
APX Group, Inc.
12/01/20	8.750%	21,000	19,110
Senior Secured
12/01/19	6.375%	47,000	45,473

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Cyclical Services (continued)
APX Group, Inc. (c)
Senior Unsecured
12/01/20	8.750%	$12,000	$10,860
Monitronics International, Inc.
04/01/20	9.125%	39,000	40,170
Total			134,643
Consumer Products —%
Serta Simmons Holdings LLC Senior Unsecured (c)
10/01/20	8.125%	45,000	47,587
Spectrum Brands, Inc.
11/15/20	6.375%	39,000	40,658
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	36,000	35,370
Tempur Sealy International, Inc.
12/15/20	6.875%	32,000	34,080
Total			157,695
Diversified Manufacturing 0.1%
Amsted Industries, Inc. (c)
03/15/22	5.000%	23,000	22,339
Entegris, Inc. (c)
04/01/22	6.000%	29,000	29,435
Gardner Denver, Inc. Senior Unsecured (c)
08/15/21	6.875%	36,000	36,090
Hamilton Sundstrand Corp. Senior Unsecured (c)
12/15/20	7.750%	51,000	52,913
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	500,000	499,723
Total			640,500
Electric 0.7%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	50,000	56,000
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	525,000	545,802
CMS Energy Corp. Senior Unsecured
02/01/20	6.250%	715,000	838,082
Calpine Corp. Senior Secured (c)
01/15/22	6.000%	22,000	23,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Dominion Resources, Inc. Senior Unsecured
08/15/19	5.200%	$600,000	$678,176
Exelon Generation Co. LLC Senior Unsecured
10/01/19	5.200%	635,000	704,076
Indiana Michigan Power Co. Senior Unsecured
03/15/37	6.050%	585,000	717,568
NRG Energy, Inc. (c)
07/15/22	6.250%	60,000	61,200
Nevada Power Co.
08/01/18	6.500%	550,000	642,084
PPL Capital Funding, Inc.
06/01/23	3.400%	700,000	689,752
Pacific Gas & Electric Co. Senior Unsecured
03/01/37	5.800%	600,000	720,427
Progress Energy, Inc. Senior Unsecured
03/01/31	7.750%	500,000	702,724
TransAlta Corp. Senior Unsecured
06/03/17	1.900%	675,000	675,102
Total			7,054,203
Environmental 0.1%
Waste Management, Inc.
03/11/19	7.375%	550,000	663,798
Finance Companies 0.3%
AerCap Ireland Capital Ltd./Global Aviation Trust (c)
05/15/21	4.500%	96,000	93,120
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	53,000	56,180
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	15,000	14,813
Aviation Capital Group Corp. Senior Unsecured (c)
04/06/21	6.750%	2,000	2,270
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	17,000	17,510
CIT Group, Inc. (c)
Senior Secured
04/01/18	6.625%	79,000	84,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
General Electric Capital Corp. Senior Unsecured
10/17/21	4.650%	$2,000,000	$2,202,936
International Lease Finance Corp. Senior Unsecured
12/15/20	8.250%	80,000	94,500
Navient LLC
Senior Unsecured
01/25/22	7.250%	19,000	20,615
01/25/23	5.500%	17,000	16,341
03/25/24	6.125%	12,000	11,700
Provident Funding Associates LP/Finance Corp. (c)
06/15/21	6.750%	52,000	51,480
Senior Unsecured
02/15/19	10.125%	6,000	6,420
Springleaf Finance Corp.
12/15/17	6.900%	19,000	20,283
06/01/20	6.000%	10,000	10,150
10/01/21	7.750%	39,000	43,680
10/01/23	8.250%	16,000	17,920
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	27,000	25,987
Total			2,790,435
Food and Beverage 0.5%
Anheuser-Busch InBev Worldwide, Inc.
04/15/20	5.000%	750,000	837,253
Aramark Services, Inc.
03/15/20	5.750%	12,000	12,300
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	700,000	671,356
Darling Ingredients, Inc.
01/15/22	5.375%	43,000	43,322
Diageo Capital PLC
04/29/23	2.625%	585,000	557,145
Diamond Foods, Inc. (c)
03/15/19	7.000%	7,000	7,000
PepsiCo, Inc. Senior Unsecured
03/05/22	2.750%	560,000	550,087
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	5,000	4,825
Post Holdings, Inc. (c)
12/15/22	6.000%	37,000	33,855
SABMiller Holdings, Inc. (c)
01/15/22	3.750%	950,000	968,316
Sysco Corp. (b)
10/02/44	4.500%	700,000	705,114

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
WhiteWave Foods Co. (The)
10/01/22	5.375%	$29,000	$29,290
Total			4,419,863
Gaming —%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	27,000	27,540
MGM Resorts International
03/01/18	11.375%	37,000	44,307
10/01/20	6.750%	25,000	26,625
12/15/21	6.625%	25,000	26,375
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	25,000	23,062
Pinnacle Entertainment, Inc.
08/01/21	6.375%	36,000	37,620
Seminole Tribe of Florida, Inc. Senior Secured (c)
10/01/20	6.535%	88,000	94,600
Seneca Gaming Corp. (c)
12/01/18	8.250%	51,000	53,295
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (c)
06/01/21	6.375%	16,000	15,280
Tunica-Biloxi Gaming Authority Senior Unsecured (c)
11/15/15	9.000%	27,000	15,998
Total			364,702
Health Care 0.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	8,000	7,800
Amsurg Corp.
11/30/20	5.625%	20,000	20,200
Amsurg Corp. (c)
07/15/22	5.625%	19,000	18,810
Biomet, Inc.
08/01/20	6.500%	8,000	8,480
CHS/Community Health Systems, Inc.
11/15/19	8.000%	39,000	41,640
CHS/Community Health Systems, Inc. (c)
02/01/22	6.875%	63,000	65,520
Senior Secured
08/01/21	5.125%	8,000	7,980
Cardinal Health, Inc. Senior Unsecured
12/15/20	4.625%	625,000	684,966
Catamaran Corp.
03/15/21	4.750%	8,000	7,695

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
ConvaTec Finance International SA Senior Unsecured PIK (c)
01/15/19	8.250%	$11,000	$11,193
ConvaTec Healthcare E SA Senior Unsecured (c)
12/15/18	10.500%	41,000	43,409
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	63,000	65,284
07/15/24	5.125%	27,000	26,527
Emdeon, Inc.
12/31/19	11.000%	21,000	23,468
Express Scripts Holding Co.
11/15/21	4.750%	625,000	682,549
Fresenius Medical Care U.S. Finance, Inc. (c)
09/15/18	6.500%	18,000	19,755
HCA, Inc.
02/15/22	7.500%	71,000	79,875
Senior Secured
03/15/19	3.750%	47,000	45,942
IMS Health, Inc. Senior Unsecured (c)
11/01/20	6.000%	12,000	12,300
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	30,000	32,550
LifePoint Hospitals, Inc.
12/01/21	5.500%	31,000	31,387
MPH Acquisition Holdings LLC (c)
04/01/22	6.625%	29,000	29,290
McKesson Corp. Senior Unsecured
12/15/22	2.700%	715,000	682,999
Physio-Control International, Inc. Senior Secured (c)
01/15/19	9.875%	18,000	19,260
STHI Holding Corp. Secured (c)
03/15/18	8.000%	29,000	30,015
Teleflex, Inc. (c)
06/15/24	5.250%	2,000	1,960
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	41,000	40,590
10/01/20	6.000%	20,000	21,150
Senior Unsecured
04/01/22	8.125%	68,000	74,630
Tenet Healthcare Corp. (c)
Senior Unsecured
03/01/19	5.000%	5,000	4,938

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Universal Health Services, Inc. Senior Secured (c)
08/01/22	4.750%	$41,000	$40,949
Total			2,883,111
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	13,000	13,032
Cigna Corp. Senior Unsecured
06/15/20	5.125%	619,000	691,859
Total			704,891
Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp. (c)
07/01/22	6.125%	17,000	17,085
D.R. Horton, Inc.
03/01/19	3.750%	28,000	27,230
Meritage Homes Corp.
03/01/18	4.500%	35,000	35,175
04/15/20	7.150%	11,000	11,990
04/01/22	7.000%	6,000	6,480
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	18,000	18,990
Standard Pacific Corp.
12/15/21	6.250%	20,000	20,375
TRI Pointe Homes, Inc. Senior Unsecured (c)
06/15/19	4.375%	11,000	10,752
Taylor Morrison Communities, Inc./Monarch, Inc. (c)
04/15/21	5.250%	8,000	7,800
03/01/24	5.625%	32,000	30,800
Total			186,677
Independent Energy 0.6%
Anadarko Petroleum Corp. Senior Unsecured
09/15/36	6.450%	475,000	578,843
Antero Resources Corp. (c)
12/01/22	5.125%	54,000	52,515
Antero Resources Finance Corp.
11/01/21	5.375%	20,000	19,900
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	71,000	77,212
Athlon Holdings LP/Finance Corp. (c)
05/01/22	6.000%	24,000	25,740
California Resources Corp. (b)(c)
11/15/24	6.000%	41,000	42,127

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	$37,000	$38,480
Chesapeake Energy Corp.
08/15/20	6.625%	47,000	51,700
11/15/20	6.875%	16,000	17,840
02/15/21	6.125%	72,000	78,300
03/15/23	5.750%	39,000	41,535
Cimarex Energy Co.
06/01/24	4.375%	9,000	9,068
Comstock Resources, Inc.
06/15/20	9.500%	51,000	55,845
Concho Resources, Inc.
01/15/21	7.000%	72,000	76,860
04/01/23	5.500%	40,000	41,600
Continental Resources, Inc.
04/15/23	4.500%	725,000	750,998
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	545,000	550,010
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	30,000	32,700
09/01/22	7.750%	20,000	21,150
EnCana Corp. Senior Unsecured
11/15/21	3.900%	625,000	645,076
Halcon Resources Corp.
07/15/20	9.750%	20,000	20,350
05/15/21	8.875%	24,000	23,640
Hilcorp Energy I LP/Finance Co. Senior Unsecured (c)
12/01/24	5.000%	16,000	15,400
Kodiak Oil & Gas Corp.
01/15/21	5.500%	54,000	54,540
02/01/22	5.500%	70,000	70,350
Laredo Petroleum, Inc.
02/15/19	9.500%	76,000	80,750
01/15/22	5.625%	36,000	35,280
05/01/22	7.375%	11,000	11,550
Oasis Petroleum, Inc.
02/01/19	7.250%	44,000	45,925
11/01/21	6.500%	82,000	85,485
03/15/22	6.875%	14,000	14,770
01/15/23	6.875%	26,000	27,365
Parsley Energy LLC/Finance Corp. Senior Unsecured (c)
02/15/22	7.500%	73,000	75,281
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	33,000	35,805
RKI Exploration & Production LLC/Finance Corp. (c)
08/01/21	8.500%	37,000	38,203
RSP Permian, Inc. (c)
10/01/22	6.625%	12,000	12,075

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Range Resources Corp.
06/01/21	5.750%	$35,000	$36,750
Rice Energy, Inc. (c)
05/01/22	6.250%	11,000	10,725
Southwestern Energy Co.
02/01/18	7.500%	590,000	689,233
Triangle USA Petroleum Corp. Senior Unsecured (c)
07/15/22	6.750%	12,000	11,715
Whiting Petroleum Corp.
10/01/18	6.500%	4,000	4,135
03/15/21	5.750%	58,000	61,335
Woodside Finance Ltd. (c)
05/10/21	4.600%	750,000	810,739
Total			5,478,900
Integrated Energy 0.2%
BP Capital Markets PLC
02/10/24	3.814%	850,000	860,408
Cenovus Energy, Inc. Senior Unsecured
09/15/23	3.800%	700,000	715,045
Petro-Canada Senior Unsecured
05/15/18	6.050%	565,000	644,271
Total			2,219,724
Leisure —%
AMC Entertainment, Inc.
12/01/20	9.750%	5,000	5,506
Activision Blizzard, Inc. (c)
09/15/21	5.625%	82,000	85,280
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	34,000	33,490
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (c)
06/01/24	5.375%	5,000	4,850
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	186,692	186,692
Total			315,818
Life Insurance 0.4%
American International Group, Inc. Senior Unsecured
02/15/24	4.125%	1,000,000	1,038,748
Five Corners Funding Trust Senior Unsecured (c)
11/15/23	4.419%	975,000	1,020,504

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
Hartford Financial Services Group, Inc. (The) Senior Unsecured
03/30/20	5.500%	$600,000	$677,438
Metropolitan Life Global Funding I Senior Secured (c)
04/11/22	3.875%	735,000	771,052
Total			3,507,742
Lodging —%
Choice Hotels International, Inc.
07/01/22	5.750%	25,000	26,625
Hilton Worldwide Finance/Corp. (c)
10/15/21	5.625%	85,000	87,550
Playa Resorts Holding BV (c)
08/15/20	8.000%	47,000	49,306
Total			163,481
Media and Entertainment 0.4%
21st Century Fox America, Inc.
03/15/33	6.550%	600,000	742,357
AMC Networks, Inc.
07/15/21	7.750%	4,000	4,335
12/15/22	4.750%	47,000	46,412
British Sky Broadcasting Group PLC (c)
11/26/22	3.125%	650,000	632,932
CBS Outdoor Americas Capital LLC/Corp. (b)(c)
03/15/25	5.875%	53,000	53,265
CBS Outdoor Americas Capital LLC/Corp. (c)
02/15/22	5.250%	5,000	4,994
02/15/24	5.625%	5,000	5,013
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	50,000	51,875
Senior Unsecured
11/15/22	6.500%	12,000	12,150
11/15/22	6.500%	38,000	38,855
Gannett Co., Inc. (c)
09/15/21	4.875%	12,000	11,610
10/15/23	6.375%	6,000	6,240
09/15/24	5.500%	12,000	11,820
Lamar Media Corp. (c)
01/15/24	5.375%	7,000	7,018
MDC Partners, Inc. (c)
04/01/20	6.750%	64,000	65,920
Nielsen Finance Co. SARL (The) (c)
10/01/21	5.500%	21,000	21,052
Nielsen Finance LLC/Co.
10/01/20	4.500%	74,000	71,595
Nielsen Finance LLC/Co. (c)
04/15/22	5.000%	17,000	16,618
Reed Elsevier Capital, Inc.
10/15/22	3.125%	700,000	683,776

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Sinclair Television Group, Inc. (c)
08/01/24	5.625%	$40,000	$38,500
TCM Sub LLC (c)
01/15/15	3.550%	650,000	655,365
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	550,000	524,090
Univision Communications, Inc. (c)
05/15/21	8.500%	32,000	33,920
Senior Secured
11/01/20	7.875%	20,000	21,425
09/15/22	6.750%	39,000	41,730
05/15/23	5.125%	20,000	20,250
iHeartCommunications, Inc. PIK
02/01/21	14.000%	32,172	29,437
iHeartCommunications, Inc.
Senior Secured
03/01/21	9.000%	63,000	62,685
iHeartCommunications, Inc. (c)
Senior Secured
09/15/22	9.000%	18,000	17,865
Total			3,933,104
Metals 0.1%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	30,000	30,039
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	61,000	64,126
02/25/22	6.750%	2,000	2,140
Arch Coal, Inc. Secured (c)
01/15/19	8.000%	20,000	17,150
Calcipar SA Senior Secured (c)
05/01/18	6.875%	24,000	24,720
Constellium NV (c)
05/15/24	5.750%	8,000	8,000
FMG Resources August 2006 Proprietary Ltd. (c)
11/01/19	8.250%	39,000	40,267
Peabody Energy Corp.
11/15/18	6.000%	16,000	15,680
11/15/21	6.250%	26,000	24,180
Steel Dynamics, Inc. (c)
10/01/21	5.125%	6,000	6,090
Vale Overseas Ltd.
01/23/17	6.250%	640,000	705,075
Total			937,467

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 0.6%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	$47,000	$48,234
03/15/24	4.875%	1,000	1,023
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	15,000	15,038
El Paso Pipeline Partners Operating Co. LLC
11/15/40	7.500%	525,000	664,899
Enterprise Products Operating LLC
02/01/41	5.950%	615,000	732,034
Hiland Partners LP/Finance Corp. (c)
10/01/20	7.250%	85,000	90,100
05/15/22	5.500%	27,000	26,258
Kinder Morgan Energy Partners LP Senior Unsecured
03/01/44	5.500%	650,000	651,449
Kinder Morgan, Inc. Senior Unsecured
09/15/20	6.500%	3,000	3,377
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	38,000	39,805
02/15/23	5.500%	59,000	60,327
07/15/23	4.500%	11,000	10,670
NiSource Finance Corp.
02/15/44	4.800%	595,000	605,342
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
11/01/24	3.600%	575,000	564,322
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	55,000	57,750
03/01/22	5.875%	22,000	22,880
10/01/22	5.000%	24,000	23,640
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	32,000	32,880
Sabine Pass Liquefaction LLC (c)
Senior Secured
05/15/24	5.750%	32,000	32,560
Southern Natural Gas Co. LLC Senior Unsecured (c)
04/01/17	5.900%	389,000	429,436
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	2,040
11/15/23	4.250%	15,000	14,400
TransCanada PipeLines Ltd. Senior Unsecured (d)
06/30/16	0.913%	725,000	730,909
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	655,000	737,620
Total			5,596,993

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Natural Gas 0.1%
Sempra Energy Senior Unsecured
10/01/22	2.875%	$950,000	$926,549
Office REIT 0.1%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	635,000	672,176
Oil Field Services 0.2%
Halliburton Co. Senior Unsecured
08/01/23	3.500%	1,000,000	1,017,994
Noble Holding International Ltd.
03/01/21	4.625%	450,000	465,552
Weatherford International LLC
06/15/37	6.800%	500,000	601,728
Total			2,085,274
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	15,000	15,413
02/01/22	5.875%	19,000	19,000
Total			34,413
Other Industry —%
AECOM Technology Corp. Senior Unsecured (b)(c)
10/15/22	5.750%	13,000	13,049
CB Richard Ellis Services, Inc.
03/15/25	5.250%	29,000	28,819
Total			41,868
Other REIT —%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	46,000	48,070
DuPont Fabros Technology LP
09/15/21	5.875%	15,000	15,263
Total			63,333
Packaging —%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (c)
01/31/21	6.750%	20,000	20,000
Beverage Packaging Holdings (Luxembourg) II SA (c)
12/15/16	5.625%	8,000	7,940
06/15/17	6.000%	5,000	4,925
Plastipak Holdings, Inc. Senior Unsecured (c)
10/01/21	6.500%	42,000	42,630
Reynolds Group Issuer, Inc./LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Packaging (continued)
08/15/19	9.875%	$38,000	$40,898
02/15/21	8.250%	4,000	4,230
Senior Secured
04/15/19	7.125%	62,000	64,247
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (c)
05/01/22	6.375%	40,000	38,400
Total			223,270
Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	600,000	573,674
Amgen, Inc. Senior Unsecured
11/15/21	3.875%	845,000	888,552
Capsugel SA Senior Unsecured PIK (c)
05/15/19	7.000%	12,000	12,030
Grifols Worldwide Operations Ltd. Senior Unsecured (c)
04/01/22	5.250%	34,000	33,575
Jaguar Holding Co. I Senior Unsecured PIK (c)
10/15/17	9.375%	17,000	17,170
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (c)
12/01/19	9.500%	26,000	27,885
Novartis Capital Corp.
05/06/24	3.400%	685,000	694,651
Valeant Pharmaceuticals International, Inc. (c)
10/15/20	6.375%	84,000	86,310
07/15/21	7.500%	30,000	32,100
12/01/21	5.625%	12,000	11,955
Total			2,377,902
Property & Casualty 0.4%
ACE INA Holdings, Inc.
03/15/18	5.800%	565,000	638,282
Alliant Holdings, Inc. Senior Unsecured (c)
12/15/20	7.875%	20,000	20,650
CNA Financial Corp. Senior Unsecured
11/15/19	7.350%	525,000	630,957
HUB International Ltd. Senior Unsecured (c)
10/01/21	7.875%	68,000	69,615
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (c)
07/15/19	8.125%	13,000	12,708

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Property & Casualty (continued)
Liberty Mutual Group, Inc. (c)
05/01/22	4.950%	$875,000	$942,017
Loews Corp. Senior Unsecured
05/15/23	2.625%	1,125,000	1,057,284
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	375,000	520,329
Total			3,891,842
Railroads 0.2%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/24	3.400%	825,000	813,496
CSX Corp. Senior Unsecured
08/01/24	3.400%	735,000	736,314
Florida East Coast Holdings Corp. (c)
05/01/20	9.750%	24,000	24,360
Senior Secured
05/01/19	6.750%	27,000	27,540
Total			1,601,710
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	570,000	677,665
Restaurants 0.1%
BC ULC/New Red Finance Inc. Secured (b)(c)
04/01/22	6.000%	57,000	56,644
Yum! Brands, Inc. Senior Unsecured
11/01/20	3.875%	640,000	666,568
Total			723,212
Retail REIT 0.1%
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	665,000	715,029
Simon Property Group LP Senior Unsecured
02/01/40	6.750%	495,000	662,813
Total			1,377,842
Retailers 0.2%
CVS Health Corp. Senior Unsecured
08/12/24	3.375%	650,000	640,707

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
Group 1 Automotive, Inc. (c)
06/01/22	5.000%	$12,000	$11,610
Macy’s Retail Holdings, Inc.
07/15/34	6.700%	335,000	424,822
Rite Aid Corp.
03/15/20	9.250%	15,000	16,350
Senior Unsecured
02/15/27	7.700%	18,000	19,260
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	15,000	15,300
Target Corp. Senior Unsecured
07/01/24	3.500%	950,000	950,912
Total			2,078,961
Technology 0.4%
Alliance Data Systems Corp. (c)
12/01/17	5.250%	39,000	39,487
04/01/20	6.375%	23,000	23,633
08/01/22	5.375%	51,000	49,470
Ancestry.com, Inc.
12/15/20	11.000%	31,000	35,340
Apple, Inc. Senior Unsecured
05/03/23	2.400%	675,000	638,261
Audatex North America, Inc. (c)
06/15/21	6.000%	26,000	26,650
Cisco Systems, Inc. Senior Unsecured
03/04/21	2.900%	700,000	706,669
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	40,000	39,600
04/01/23	5.375%	14,000	13,860
First Data Corp.
01/15/21	12.625%	52,000	62,270
First Data Corp. (c)
Secured
01/15/21	8.250%	51,000	54,060
Senior Secured
08/15/20	8.875%	12,000	12,870
11/01/20	6.750%	42,000	44,415
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	22,000	23,100
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	670,000	711,486
Iron Mountain, Inc.
08/15/23	6.000%	18,000	18,450
NCR Corp.
12/15/21	5.875%	18,000	18,405

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
12/15/23	6.375%	$7,000	$7,333
NXP BV/Funding LLC (c)
02/15/21	5.750%	45,000	45,675
Nuance Communications, Inc. (c)
08/15/20	5.375%	33,000	32,257
Oracle Corp. Senior Unsecured
04/15/38	6.500%	555,000	713,746
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	33,000	31,845
Zebra Technologies Corp. Senior Unsecured (b)(c)
10/15/22	7.250%	26,000	26,000
Total			3,374,882
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	16,000	17,600
ERAC U.S.A. Finance LLC (c)
10/15/37	7.000%	630,000	832,091
Hertz Corp. (The)
10/15/18	7.500%	32,000	33,120
01/15/21	7.375%	22,000	23,210
10/15/22	6.250%	28,000	28,350
Total			934,371
Wireless 0.1%
Altice SA Senior Secured (c)
05/15/22	7.750%	19,000	19,618
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	41,000	39,872
01/15/23	5.250%	28,000	27,755
Rogers Communications, Inc.
10/01/23	4.100%	550,000	570,208
SBA Telecommunications, Inc.
07/15/20	5.750%	52,000	52,910
Sprint Communications, Inc.
Senior Unsecured
08/15/17	8.375%	7,000	7,823
11/15/21	11.500%	50,000	64,000
Sprint Communications, Inc. (c)
11/15/18	9.000%	68,000	78,625
03/01/20	7.000%	54,000	59,062
Sprint Corp. (c)
09/15/21	7.250%	30,000	31,237
06/15/24	7.125%	9,000	9,068
T-Mobile USA, Inc.
04/28/21	6.633%	39,000	39,975
01/15/22	6.125%	9,000	9,045
03/01/23	6.000%	34,000	33,957

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
04/01/23	6.625%	$38,000	$38,855
01/15/24	6.500%	9,000	9,113
03/01/25	6.375%	9,000	8,978
Wind Acquisition Finance SA (c)
04/23/21	7.375%	42,000	42,210
Senior Secured
04/30/20	6.500%	39,000	40,657
07/15/20	4.750%	40,000	38,400
Total			1,221,368
Wirelines 0.5%
AT&T, Inc. Senior Unsecured
02/15/39	6.550%	1,050,000	1,316,776
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	27,000	27,850
03/15/22	5.800%	35,000	35,875
12/01/23	6.750%	23,000	24,668
Deutsche Telekom International Finance BV
03/23/16	5.750%	400,000	427,380
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	10,000	11,425
09/15/21	6.250%	3,000	2,970
04/15/24	7.625%	67,000	69,512
01/15/25	6.875%	31,000	30,612
Level 3 Escrow II, Inc. (c)
08/15/22	5.375%	36,000	35,460
Level 3 Financing, Inc.
04/01/19	9.375%	52,000	55,575
07/01/19	8.125%	21,000	22,365
06/01/20	7.000%	6,000	6,323
Level 3 Financing, Inc. (c)
01/15/21	6.125%	20,000	20,600
Level 3 Financing, Inc. (c)(d)
01/15/18	3.823%	8,000	7,882
Orange SA
07/08/19	5.375%	500,000	562,776
Telecom Italia SpA Senior Unsecured (c)
05/30/24	5.303%	44,000	43,148
Telefonica Emisiones SAU
06/20/36	7.045%	325,000	411,687
Verizon New York, Inc.
04/01/32	7.375%	920,000	1,132,443
Windstream Corp.
08/01/23	6.375%	31,000	29,915
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	13,000	14,658

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Senior Secured 01/01/20	8.125%	$33,000	$35,392
Total			4,325,292
Total Corporate Bonds & Notes (Cost: $91,879,787)			$94,618,291

Residential Mortgage-Backed Securities - Agency 8.8%
Federal Home Loan Mortgage Corp. (b)(g)
10/14/44	3.500%	1,670,000	1,704,509
10/14/44	4.000%	10,570,000	11,128,223
Federal Home Loan Mortgage Corp. (g)
08/01/18-05/01/41	5.000%	3,929,558	4,301,740
10/01/26-09/01/43	3.500%	18,213,432	18,641,721
07/01/43-08/01/43	3.000%	5,940,850	5,873,735
05/01/39-08/01/41	4.500%	6,547,455	7,067,067
04/01/32	7.000%	111,317	122,864
04/01/32-06/01/37	6.000%	1,394,557	1,576,091
02/01/17-07/01/32	6.500%	872,514	997,598
05/01/18-02/01/38	5.500%	1,523,953	1,690,537
Federal National Mortgage Association (b)(g)
10/20/29-10/14/44	3.000%	6,790,000	6,942,627
10/20/29-10/14/44	3.500%	3,055,000	3,162,069
10/14/44	4.000%	3,425,000	3,609,308
Federal National Mortgage Association (d)(g)
08/01/34	2.420%	105,292	110,664
Federal National Mortgage Association (g)
11/01/26-09/01/40	4.000%	6,573,932	6,980,098
08/01/43	3.000%	1,289,606	1,273,072
11/01/16-12/01/28	6.000%	244,595	274,198
03/01/26-12/01/32	7.000%	1,140,718	1,263,673
06/01/17-09/01/32	6.500%	382,519	429,282
02/01/38-03/01/38	5.500%	995,448	1,115,321
04/01/26-10/01/26	3.500%	3,420,553	3,602,986
Federal National Mortgage Association (g)(h)
10/01/40	4.500%	1,286,732	1,391,258
Total Residential Mortgage-Backed Securities - Agency (Cost: $81,701,501)			$83,258,641

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.5%
JPMorgan Resecuritization Trust CMO Series 2009-12 Class 9A1 (c)(d)(g)
05/26/36	2.661%	$744,756	$753,437
Springleaf Mortgage Loan Trust (c)(d)(g)
CMO Series 2012-3A Class A
12/25/59	1.570%	919,559	917,566
CMO Series 2013-1A Class A
06/25/58	1.270%	723,623	721,627
CMO Series 2013-2A Class A
12/25/65	1.780%	630,585	629,524
CMO Series 2013-3A Class A
09/25/57	1.870%	1,237,202	1,236,958
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $4,262,207)			$4,259,112

Commercial Mortgage-Backed Securities - Agency 3.8%
Government National Mortgage Association (d)(g)
Series 2010-52 Class AE
06/16/36	4.115%	108,831	109,496
Series 2013-50 Class AH
06/16/39	2.100%	1,184,837	1,187,940
Government National Mortgage Association (g)
Series 2011-109 Class A
07/16/32	2.450%	788,240	792,629
Series 2011-149 Class A
10/16/46	3.000%	373,568	381,144
Series 2011-161 Class A
01/16/34	1.738%	1,702,703	1,704,564
Series 2011-64 Class AD
11/16/38	2.700%	111,106	111,723
Series 2011-78 Class A
08/16/34	2.250%	894,777	898,319
Series 2012-111 Class AC
04/16/47	2.211%	806,044	809,961
Series 2012-25 Class A
11/16/42	2.575%	2,475,605	2,483,359
Series 2012-79 Class A
04/16/39	1.800%	762,560	753,006
Series 2013-105 Class A
02/16/37	1.705%	2,025,171	2,014,130
Series 2013-12 Class A
10/16/42	1.410%	1,411,450	1,388,774
Series 2013-138 Class A
08/16/35	2.150%	1,089,022	1,092,015
Series 2013-146 Class AH
08/16/40	2.000%	1,433,517	1,428,135
Series 2013-17 Class AH
10/16/43	1.558%	1,063,184	1,047,187
Series 2013-194 Class AB
05/16/38	2.250%	853,474	854,874
Series 2013-2 Class AB
12/16/42	1.600%	1,065,348	1,053,657

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-30 Class A 05/16/42	1.500%	$1,855,711	$1,818,745
Series 2013-32 Class AB
01/16/42	1.900%	672,737	667,529
Series 2013-33 Class A
07/16/38	1.061%	2,667,459	2,596,443
Series 2013-40 Class A
10/16/41	1.511%	1,174,803	1,158,048
Series 2013-45 Class A
10/16/40	1.450%	2,854,201	2,808,488
Series 2013-57 Class A
06/16/37	1.350%	2,694,432	2,644,699
Series 2013-61 Class A
01/16/43	1.450%	1,339,530	1,312,645
Series 2013-73 Class AE
01/16/39	1.350%	544,238	535,051
Series 2013-78 Class AB
07/16/39	1.624%	1,325,686	1,303,013
Series 2014-24 Class AB
07/16/38	2.100%	1,709,452	1,753,657
Series 2014-67 Class AE
05/16/39	2.150%	595,162	606,340
Series 2014-A Class 120
05/16/39	2.800%	838,232	852,251
Total Commercial Mortgage-Backed Securities - Agency (Cost: $36,769,208)			$36,167,822

Commercial Mortgage-Backed Securities - Non-Agency 1.8%
American Homes 4 Rent Series 2014-SFR2 Class A (c)(g)
10/17/36	3.786%	1,300,000	1,301,793
Americold 2010 LLC Trust Series 2010-ARTA Class A1 (c)(g)
01/14/29	3.847%	448,024	473,479
Banc of America Commercial Mortgage Trust Series 2006-4 Class A4 (g)
07/10/46	5.634%	1,792,889	1,896,084
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 (g)
10/15/49	5.431%	775,000	831,196
DBRR Trust Series 2012-EZ1 Class A (c)(g)
09/25/45	2.062%	562,403	561,995
DBUBS Mortgage Trust Series 2011-LC1A Class A3 (c)(g)
11/10/46	5.002%	225,000	251,220
GS Mortgage Securities Trust Series 2006-GG8 Class A4 (g)
11/10/39	5.560%	500,000	535,403
General Electric Capital Assurance Co. (c)(d)(g)
Series 2003-1 Class A4
05/12/35	5.254%	122,130	125,011
Series 2003-1 Class A5

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
05/12/35	5.743%	$400,000	$448,756
JPMorgan Chase Commercial Mortgage Securities Trust (c)(g)
Series 2009-IWST Class A2
12/05/27	5.633%	500,000	571,714
Series 2010-C1 Class A1
06/15/43	3.853%	235,695	238,357
Series 2010-CNTR Class A2
08/05/32	4.311%	700,000	757,137
Series 2011-C3 Class A4
02/15/46	4.717%	650,000	715,072
JPMorgan Chase Commercial Mortgage Securities Trust (d)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	126,811	128,462
Series 2005-LDP4 Class A4
10/15/42	4.918%	790,290	809,597
Series 2006-LDP6 Class ASB
04/15/43	5.490%	59,213	59,831
JPMorgan Chase Commercial Mortgage Securities Trust (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	97,853	97,985
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3 (d)(g)
09/15/45	5.866%	639,900	709,271
Morgan Stanley Capital I Trust (c)(d)(g)
Series 2011-C1 Class A4
09/15/47	5.033%	450,000	501,627
Morgan Stanley Capital I Trust (d)(g)
Series 2007-T27 Class A4
06/11/42	5.831%	650,000	713,842
Morgan Stanley Re-Remic Trust Series 2009-GG10 Class A4A (c)(d)(g)
08/12/45	5.991%	1,152,428	1,253,328
Motel 6 Trust Series 2012-MTL6 Class A1 (c)(g)
10/05/25	1.500%	247,604	248,191
Wachovia Bank Commercial Mortgage Trust (d)(g)
Series 2005-C21 Class A4
10/15/44	5.414%	827,398	852,419
Series 2006-C24 Class A1A
03/15/45	5.557%	2,009,742	2,119,476
Series 2006-C24 Class A3
03/15/45	5.558%	914,980	956,753
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $17,048,704)			$17,157,999

Asset-Backed Securities - Non-Agency 0.9%
American Credit Acceptance Receivables Trust Series 2012-3 Class A (c)
11/15/16	1.640%	42,637	42,717
CarFinance Capital Auto Trust (c)
Series 2013-2A Class A
11/15/17	1.750%	256,732	257,540

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-1A Class A 12/17/18	1.460%	$471,789	$471,601
Chesapeake Funding LLC Series 2012-1A Class A (c)(d)
11/07/23	0.906%	656,457	658,264
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust CMO Series 2009-RS2 Class 4A1 (c)(d)
04/26/37	0.285%	7,674	7,665
Diamond Resorts Owner Trust Series 2013-2 Class A (c)
05/20/26	2.270%	527,570	529,691
First Investors Auto Owner Trust Series 2013-3A Class A2 (c)
09/15/17	0.890%	340,910	341,224
Hertz Fleet Lease Funding LP Series 2013-3 Class A (c)(d)
12/10/27	0.704%	500,000	500,976
Hilton Grand Vacations Trust (c)
Series 2013-A Class A
01/25/26	2.280%	920,227	925,155
Series 2014-AA Class A
11/25/26	1.770%	1,189,422	1,179,741
Nations Equipment Finance Funding I LLC Series 2013-1A Class A (c)
11/20/16	1.697%	335,911	336,113
New York City Tax Liens Trust Series 2014-A Class A (c)
11/10/27	1.030%	500,000	499,061
PFS Tax Lien Trust Series 2014-1 Class NOTE (c)
05/15/29	1.440%	376,593	376,899
SBA Tower Trust (c)
04/15/40	4.254%	1,000,000	1,002,305
SLM Private Education Loan Trust Series 2012-A Class A2 (c)
01/17/45	3.830%	400,000	421,579
Sierra Timeshare Receivables Funding Co. LLC Series 2010-3A Class A (c)
11/20/25	3.510%	60,389	61,172
TAL Advantage V LLC Series 2014-2A Class A1 (c)
05/20/39	1.700%	777,682	778,426
Wheels SPV LLC Series 2012-1 Class A2 (c)
03/20/21	1.190%	95,650	95,789
Total Asset-Backed Securities - Non-Agency (Cost: $8,458,768)			$8,485,918

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 0.6%
UNITED STATES 0.6%
U.S. Treasury Inflation-Indexed Bond
04/15/16	0.125%	$5,591,137	$5,655,781
Total Inflation-Indexed Bonds (Cost: $5,680,931)			$5,655,781

U.S. Treasury Obligations 3.5%
U.S. Treasury
03/31/15	2.500%	15,535,000	15,723,719
08/15/40	3.875%	13,320,000	15,078,653
07/31/18	1.375%	2,695,000	2,684,053
Total U.S. Treasury Obligations (Cost: $32,840,609)			$33,486,425

Foreign Government Obligations(i) 0.6%
CANADA 0.5%
Province of Nova Scotia Senior Unsecured
01/26/17	5.125%	1,250,000	1,369,161
Province of Ontario Senior Unsecured
02/14/18	1.200%	1,390,000	1,374,646
Province of Quebec Senior Unsecured
05/14/18	4.625%	1,225,000	1,355,588
TOTAL CANADA			4,099,395
MEXICO 0.1%
Pemex Project Funding Master Trust
01/21/21	5.500%	1,000,000	1,100,500
Total Foreign Government Obligations (Cost: $5,093,431)			$5,199,895

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.1%
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	$1,200,000	$1,298,880
Total Municipal Bonds (Cost: $1,282,978)			$1,298,880

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans —%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (d)(j)
02/01/20	3.750%	$21,713	$21,256
Solenis International LP/Holdings 3 LLC Term Loan (d)(j)
07/31/21	4.250%	7,000	6,858
Total			28,114
Gaming —%
Scientific Games International, Inc. Tranche B2 Term Loan (b)(d)(j)
08/01/21	6.000%	19,489	19,092
Health Care —%
American Renal Holdings, Inc. 2nd Lien Term Loan (d)(j)
03/20/20	8.500%	22,000	21,780
CHS/Community Health Systems, Inc. Tranche D Term Loan (d)(j)
01/27/21	4.250%	10,918	10,877
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (d)(j)
07/03/19	4.250%	68,746	67,930
United Surgical Partners International, Inc. Tranche B Term Loan (d)(j)
04/03/19	4.750%	15,693	15,643
Total			116,230
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (d)(j)
12/28/20	6.250%	11,000	11,000
Playa Resorts Holdings Term Loan (d)(j)
08/09/19	4.000%	15,840	15,602
Total			26,602

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals —%
Arch Coal, Inc. Term Loan (d)(j)
05/16/18	6.250%	$32,580	$29,780
Property & Casualty —%
Asurion LLC (d)(j)
2nd Lien Term Loan
03/03/21	8.500%	24,625	24,848
Tranche B-1 Term Loan
05/24/19	5.000%	59,107	58,760
Total			83,608
Retailers —%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (d)(j)
08/21/20	5.750%	34,000	34,383
Technology —%
Applied Systems, Inc. (d)(j)
1st Lien Term Loan
01/25/21	4.250%	2,977	2,940
2nd Lien Term Loan
01/24/22	7.500%	4,000	3,983
Blue Coat Systems, Inc. 2nd Lien Term Loan (d)(j)
06/26/20	9.500%	51,000	50,618
Total			57,541
Total Senior Loans (Cost: $399,008)			$395,350

	Shares	Value

Money Market Funds 8.0%
Columbia Short-Term Cash Fund, 0.093% (k)(l)	76,333,036	$76,333,036
Total Money Market Funds (Cost: $76,333,036)		$76,333,036
Total Investments
(Cost: $870,292,280)		$977,377,102(m)
Other Assets & Liabilities, Net		(28,140,794)
Net Assets		$949,236,308

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $12,521 were pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(35)	USD	(7,659,531)	12/2014	486	—

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $33,292,866 or 3.51% of net assets.

(d)	Variable rate security.
(e)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $186,692, which represents 0.02% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	08-12-1996	184,210

(f)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $186,692, which represents 0.02% of net assets.

(g)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(i)	Principal and interest may not be guaranteed by the government.
(j)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	64,251,525	241,672,604	(229,591,093)	76,333,036	43,446	76,333,036

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	78,372,621	—	—	78,372,621
Consumer Staples	55,730,797	—	—	55,730,797
Energy	52,205,182	—	—	52,205,182
Financials	119,007,048	—	—	119,007,048
Health Care	92,145,387	—	—	92,145,387
Industrials	77,236,727	—	—	77,236,727
Information Technology	113,309,772	—	—	113,309,772
Materials	6,107,808	—	—	6,107,808
Telecommunication Services	16,944,610	—	—	16,944,610
Total Equity Securities	611,059,952	—	—	611,059,952
Bonds
Corporate Bonds & Notes
Leisure	—	129,126	186,692	315,818
All Other Industries	—	94,302,473	—	94,302,473
Residential Mortgage-Backed Securities - Agency	—	83,258,641	—	83,258,641
Residential Mortgage-Backed Securities - Non-Agency	—	4,259,112	—	4,259,112
Commercial Mortgage-Backed Securities - Agency	—	36,167,822	—	36,167,822
Commercial Mortgage-Backed Securities - Non-Agency	—	16,596,004	561,995	17,157,999
Asset-Backed Securities - Non-Agency	—	8,149,805	336,113	8,485,918
Inflation-Indexed Bonds	—	5,655,781	—	5,655,781
U.S. Treasury Obligations	33,486,425	—	—	33,486,425
Foreign Government Obligations	—	5,199,895	—	5,199,895
Municipal Bonds	—	1,298,880	—	1,298,880
Total Bonds	33,486,425	255,017,539	1,084,800	289,588,764
Other
Senior Loans
Lodging	—	15,602	11,000	26,602
Technology	—	6,923	50,618	57,541
All Other Industries	—	311,207	—	311,207
Total Other	—	333,732	61,618	395,350
Mutual Funds
Money Market Funds	76,333,036	—	—	76,333,036
Total Mutual Funds	76,333,036	—	—	76,333,036
Investments in Securities	720,879,413	255,351,271	1,146,418	977,377,102
Derivatives
Assets
Futures Contracts	486	—	—	486
Total	720,879,899	255,351,271	1,146,418	977,377,588

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain commercial mortgage backed securities, asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
0	51,765	51,765	0

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Cash Management Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

Asset-Backed Commercial Paper 19.0%
Chariot Funding LLC (a)
10/28/14	0.100%	$2,000,000	$1,999,850
11/26/14	0.150%	6,000,000	5,998,600
Fairway Finance Co. LLC (a)
10/22/14	0.150%	8,000,000	7,999,300
01/06/15	0.180%	7,000,000	6,996,605
Liberty Street Funding LLC (a)
10/01/14	0.001%	17,800,000	17,800,000
MetLife Short Term Funding LLC (a)
10/23/14	0.130%	15,000,000	14,998,808
Old Line Funding LLC (a)
12/01/14	0.150%	14,000,000	13,996,442
Regency Markets No. 1 LLC (a)
10/15/14	0.130%	6,000,000	5,999,673
10/20/14	0.130%	8,000,000	7,999,409
Thunder Bay Funding LLC (a)
11/18/14	0.170%	4,000,000	3,999,093
12/05/14	0.150%	5,000,000	4,998,610
Total Asset-Backed Commercial Paper (Cost: $92,786,390)			$92,786,390

Commercial Paper 26.7%
Banking 5.7%
HSBC USA, Inc.
01/23/15	0.170%	8,000,000	7,995,693
State Street Corp.
11/05/14	0.160%	7,000,000	6,998,911
11/12/14	0.140%	7,700,000	7,698,742
Wells Fargo & Co.
10/15/14	0.130%	5,000,000	4,999,728
Total			27,693,074
Consumer Products 2.8%
Procter & Gamble Co. (The) (a)
12/11/14	0.100%	8,000,000	7,998,422
12/12/14	0.100%	6,000,000	5,998,800
Total			13,997,222
Integrated Energy 5.7%
Chevron Corp. (a)
11/03/14	0.090%	15,000,000	14,998,762
Exxon Mobil Corp.
10/01/14	0.061%	13,000,000	13,000,000
Total			27,998,762
Life Insurance 2.9%
New York Life Capital Corp. (a)
11/10/14	0.100%	4,000,000	3,999,556
11/20/14	0.100%	10,000,000	9,998,611
Total			13,998,167

Issuer	Effective Yield	Principal Amount	Value

Commercial Paper (continued)
Pharmaceuticals 3.9%
Johnson & Johnson (a)
10/01/14	0.051%	$5,000,000	$5,000,000
Roche Holdings, Inc. (a)
10/01/14	0.081%	6,000,000	6,000,000
12/10/14	0.070%	5,000,000	4,999,320
01/06/15	0.130%	3,000,000	2,998,949
Total			18,998,269
Retailers 2.9%
Wal-Mart Stores, Inc. (a)
10/07/14	0.030%	5,000,000	4,999,967
10/30/14	0.050%	9,000,000	8,999,637
Total			13,999,604
Technology 2.8%
International Business Machines Co. (a)
10/01/14	0.051%	6,000,000	6,000,000
12/22/14	0.100%	8,000,000	7,998,178
Total			13,998,178
Total Commercial Paper (Cost: $130,683,276)			$130,683,276
Certificates of Deposit 14.5%
Australia & New Zealand Banking Group Ltd.
10/02/14	0.080%	14,000,000	14,000,000
Bank of Montreal
10/01/14	0.010%	8,000,000	8,000,000
Branch Banking & Trust Co.
12/23/14	0.120%	13,000,000	13,000,000
Canadian Imperial Bank of Commerce
10/03/14	0.030%	14,000,000	14,000,000
Toronto Dominion Bank Ltd.
01/05/15	0.150%	13,000,000	13,000,000
Wells Fargo Bank
10/20/14	0.140%	9,000,000	9,000,000
Total Certificates of Deposit (Cost: $71,000,000)			$71,000,000

U.S. Government & Agency Obligations 28.7%
Federal Home Loan Banks Discount Notes
10/01/14	0.047%	11,000,000	11,000,000
10/22/14	0.020%	5,000,000	4,999,927
10/24/14	0.070%	3,000,000	2,999,866
11/05/14	0.060%	11,000,000	10,999,358
11/14/14	0.010%	2,000,000	1,999,963
11/19/14	0.040%	8,000,000	7,999,585
11/21/14	0.020%	14,400,000	14,399,490
12/03/14	0.070%	2,000,000	1,999,755
12/12/14	0.040%	2,000,000	1,999,860

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations (continued)
12/19/14	0.030%	$15,000,000	$14,998,958
01/07/15	0.090%	4,000,000	3,999,020
Federal Home Loan Banks
01/16/15	0.090%	2,200,000	2,199,879
03/11/15	0.100%	2,700,000	2,699,625
05/01/15	0.125%	3,000,000	2,999,873
06/03/15	0.125%	1,500,000	1,499,932
07/17/15	0.200%	2,700,000	2,700,000
08/03/15	0.230%	1,500,000	1,500,000
08/27/15	0.245%	2,500,000	2,500,000
Federal Home Loan Mortgage Corp. Discount Notes
10/09/14	0.005%	7,000,000	6,999,992
10/27/14	0.005%	6,000,000	5,999,978
11/28/14	0.020%	3,000,000	2,999,903
Federal National Mortgage Association Discount Notes
10/01/14	0.066%	4,000,000	4,000,000
10/08/14	0.020%	2,000,000	1,999,992
10/14/14	0.060%	5,000,000	4,999,883
11/12/14	0.060%	10,000,000	9,999,300
11/19/14	0.060%	10,000,000	9,999,115
Total U.S. Government & Agency Obligations (Cost: $140,493,254)			$140,493,254

Repurchase Agreements 2.3%
Tri-Party TD Securities (USA) LLC dated 09/30/14, matures 10/01/14, repurchase price $11,000,000 (collateralized by U.S. Government Agencies Total Market Value $11,220,020)
	0.000%	11,000,000	11,000,000
Total Repurchase Agreements (Cost: $11,000,000)			$11,000,000

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 2.7%
ABS Other 1.0%
CNH Equipment Trust Series 2014-A Class A1
02/17/15	0.200%	$992,804	$992,804
Dell Equipment Finance Trust Series 2014-1 Class A1 (b)
08/14/15	0.260%	1,629,555	1,629,555
GreatAmerica Leasing Receivables Series 2014-1 Class A1 (b)
03/15/15	0.250%	956,865	956,865
MMAF Equipment Finance LLC Series 2014-AA Class A1 (b)
07/02/15	0.200%	820,510	820,510

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
ABS Other (continued)
Volvo Financial Equipment LLC Series 2014-1A Class A1 (b)
03/16/15	0.210%	$602,480	$602,480
Total			5,002,214
Car Loan 1.7%
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A1
06/08/15	0.210%	2,001,632	2,001,632
Enterprise Fleet Financing LLC (b)
Series 2014-1 Class A1
02/20/15	0.250%	1,096,825	1,096,825
Series 2014-2 Class A1
08/20/15	0.250%	2,063,702	2,063,702
SMART Trust Series 2014-1US Class A1
03/14/15	0.220%	483,614	483,614
TCF Auto Receivables Owner Trust Series 2014-1A Class A1 (b)
07/15/15	0.260%	462,976	462,976
Westlake Automobile Receivables Trust Series 2014-1A Class A1 (b)
06/15/15	0.350%	764,461	764,461
Wheels SPV 2 LLC Series 2014-1A Class A1 (b)
05/20/15	0.240%	1,072,714	1,072,714
Total			7,945,924
Total Asset-Backed Securities - Non-Agency (Cost: $12,948,138)			$12,948,138

U.S. Treasury Obligations 4.7%
U.S. Treasury (c)
01/31/16	0.060%	17,000,000	16,995,406
04/30/16	0.084%	6,000,000	6,000,096
Total U.S. Treasury Obligations (Cost: $22,995,502)			$22,995,502
Total Investments (Cost: $481,906,560) (d)			$481,906,560(e)
Other Assets & Liabilities, Net			6,897,951
Net Assets			$488,804,511

Notes to Portfolio of Investments
(a)

Represents a security sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $182,776,592 or 37.39% of net assets.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $9,470,088 or 1.94% of net assets.

(c)	Variable rate security.
(d)	Also represents the cost of securities for federal income tax purposes at September 30, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
Asset-Backed Commercial Paper	—	92,786,390	—	92,786,390
Commercial Paper	—	130,683,276	—	130,683,276
Certificates of Deposit	—	71,000,000	—	71,000,000
U.S. Government & Agency Obligations	—	140,493,254	—	140,493,254
Repurchase Agreements	—	11,000,000	—	11,000,000
Total Short-Term Securities	—	445,962,920	—	445,962,920
Bonds
Asset-Backed Securities - Non-Agency	—	12,948,138	—	12,948,138
U.S. Treasury Obligations	—	22,995,502	—	22,995,502
Total Bonds	—	35,943,640	—	35,943,640
Total	—	481,906,560	—	481,906,560

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category represent certain short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no transfers of financial assets between levels during the period.

Consolidated Portfolio of Investments

Columbia Variable Portfolio – Commodity Strategy Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Effective Yield	Principal Amount	Value

U.S. Government & Agency Obligations 36.7%
Federal Home Loan Banks Discount Notes
12/03/14	0.010%	$19,500,000	$19,499,493
Federal Home Loan Mortgage Corp. Discount Notes
03/11/15	0.030%	5,000,000	4,999,330
Federal National Mortgage Association Discount Notes
11/04/14	0.030%	10,000,000	9,999,673
Total U.S. Government & Agency Obligations (Cost: $34,494,653)			$34,498,496

Treasury Bills 19.1%
UNITED STATES 19.1%
U.S. Treasury Bills
11/13/14	0.010%	10,000,000	9,999,884
01/22/15	0.020%	8,000,000	7,999,560
Total			17,999,444
Total Treasury Bills (Cost: $17,998,411)			$17,999,444

	Shares	Value

Money Market Funds 41.1%
Columbia Short-Term Cash Fund, 0.093% (a)(b)	38,698,465	$38,698,465
Total Money Market Funds (Cost: $38,698,465)		$38,698,465
Total Investments
(Cost: $91,191,529) (c)		$91,196,405(d)
Other Assets & Liabilities, Net		2,873,011
Net Assets		$94,069,416

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $4,969,527 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	88	USD	8,388,160	11/2014	—	(408,010)
CATTLE FEEDER	21	USD	2,468,025	11/2014	109,951	—
COFFEE ‘C’	53	USD	3,842,831	12/2014	94,375	—
COPPER	44	USD	3,313,750	03/2015	—	(180,150)
CORN	340	USD	5,452,750	12/2014	—	(2,117,347)
COTTON NO.2	21	USD	634,725	03/2015	—	(35,102)
GASOLINE RBOB	79	USD	8,086,961	10/2014	—	(188,802)
GOLD 100 OZ	68	USD	8,238,880	12/2014	—	(762,589)
KC HRW WHEAT	87	USD	2,443,613	03/2015	—	(376,686)
LEAN HOGS	13	USD	491,530	12/2014	—	(14,600)
LIVE CATTLE	69	USD	4,525,710	02/2015	321,921	—
LME LEAD	74	USD	3,900,725	03/2015	—	(77,520)
LME NICKEL	62	USD	6,056,532	11/2014	—	(901,416)
LME ZINC	73	USD	4,192,025	03/2015	—	(37,223)
NATURAL GAS	104	USD	4,285,840	10/2014	160,813	—
NATURAL GAS	117	USD	4,974,840	12/2014	130,813	—
NY Harb ULSD	30	USD	3,356,262	02/2015	—	(149,489)
SILVER	32	USD	2,729,120	12/2014	—	(472,174)
SOYBEAN	80	USD	3,653,000	11/2014	—	(1,227,697)
SOYBEAN MEAL	49	USD	1,464,610	12/2014	—	(472,295)
SOYBEAN OIL	125	USD	2,469,000	03/2015	32,379	—
SUGAR #11 (WORLD)	225	USD	4,145,400	02/2015	—	(74,729)
WHEAT (CBT)	42	USD	1,030,050	03/2015	—	(181,840)
WTI CRUDE	67	USD	5,967,020	02/2015	—	(116,146)
Total					850,252	(7,793,815)

Notes to Consolidated Portfolio of Investments

(a)                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	56,735,746	119,077,298	(137,114,579)	38,698,465	41,286	38,698,465

(b)                       The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)                       At September 30, 2014, the cost of securities for federal income tax purposes was approximately $91,192,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,000
Unrealized Depreciation	—
Net Unrealized Appreciation	$4,000

(d)                  Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Short-Term Securities
U.S. Government & Agency Obligations	—	34,498,496	—	34,498,496
Treasury Bills	17,999,444	—	—	17,999,444
Total Short-Term Securities	17,999,444	34,498,496	—	52,497,940
Mutual Funds
Money Market Funds	38,698,465	—	—	38,698,465
Total Mutual Funds	38,698,465	—	—	38,698,465
Investments in Securities	56,697,909	34,498,496	—	91,196,405
Derivatives
Assets
Futures Contracts	850,252	—	—	850,252
Liabilities
Futures Contracts	(7,793,815)	—	—	(7,793,815)
Total	49,754,346	34,498,496	—	84,252,842

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Core Equity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.8%
CONSUMER DISCRETIONARY 11.7%
Auto Components 1.0%
Delphi Automotive PLC	35,000	$2,146,900
Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Class A	2,900	202,710
Wyndham Worldwide Corp.	21,600	1,755,216
Total		1,957,926
Internet & Catalog Retail 0.1%
Expedia, Inc.	3,100	271,622
Media 4.1%
Comcast Corp., Class A	89,405	4,808,201
DIRECTV (a)	12,395	1,072,415
Walt Disney Co. (The)	32,300	2,875,669
Total		8,756,285
Specialty Retail 4.5%
Best Buy Co., Inc.	98,705	3,315,501
Home Depot, Inc. (The)	59,420	5,451,191
Lowe’s Companies, Inc.	18,835	996,748
Total		9,763,440
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	34,270	2,262,848
TOTAL CONSUMER DISCRETIONARY		25,159,021
CONSUMER STAPLES 9.4%
Food & Staples Retailing 2.2%
CVS Health Corp.	7,170	570,660
Kroger Co. (The)	81,470	4,236,440
Total		4,807,100
Food Products 3.1%
Archer-Daniels-Midland Co.	62,625	3,200,137
Tyson Foods, Inc., Class A	85,705	3,374,206
Total		6,574,343
Household Products 0.4%
Kimberly-Clark Corp.	7,880	847,652
Tobacco 3.7%
Altria Group, Inc.	65,215	2,995,977
Philip Morris International, Inc.	59,600	4,970,640
Total		7,966,617
TOTAL CONSUMER STAPLES		20,195,712

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.8%
Energy Equipment & Services 1.7%
National Oilwell Varco, Inc.	47,835	$3,640,244
Oil, Gas & Consumable Fuels 8.1%
Chevron Corp. (b)	26,445	3,155,417
ConocoPhillips	62,545	4,785,943
EOG Resources, Inc.	15,500	1,534,810
Exxon Mobil Corp.	16,805	1,580,510
Phillips 66	35,190	2,861,299
Valero Energy Corp.	75,235	3,481,124
Total		17,399,103
TOTAL ENERGY		21,039,347
FINANCIALS 15.8%
Banks 4.7%
Citigroup, Inc.	105,815	5,483,333
JPMorgan Chase & Co.	15,600	939,744
KeyCorp	200,600	2,673,998
Wells Fargo & Co.	19,900	1,032,213
Total		10,129,288
Capital Markets 2.2%
BlackRock, Inc.	7,075	2,322,864
Goldman Sachs Group, Inc. (The)	7,520	1,380,447
Invesco Ltd.	28,100	1,109,388
Total		4,812,699
Consumer Finance 2.9%
Capital One Financial Corp.	48,700	3,974,894
Discover Financial Services	25,365	1,633,252
Navient Corp.	41,735	739,127
Total		6,347,273
Insurance 3.8%
ACE Ltd.	7,260	761,356
Aflac, Inc.	5,100	297,075
Aon PLC	42,925	3,763,235
Lincoln National Corp.	12,800	685,824
Prudential Financial, Inc.	6,200	545,228
Travelers Companies, Inc. (The)	22,400	2,104,256
Total		8,156,974
Real Estate Investment Trusts (REITs) 2.2%
Host Hotels & Resorts, Inc.	130,100	2,775,033
Simon Property Group, Inc.	11,300	1,857,946
Total		4,632,979
TOTAL FINANCIALS		34,079,213

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.2%
Biotechnology 3.2%
Celgene Corp. (a)	18,200	$1,724,996
Gilead Sciences, Inc. (a)	35,960	3,827,942
Pharmacyclics, Inc. (a)	2,230	261,869
Vertex Pharmaceuticals, Inc. (a)	10,010	1,124,223
Total		6,939,030
Health Care Equipment & Supplies 2.4%
Becton Dickinson and Co.	16,825	1,914,853
CR Bard, Inc.	22,050	3,146,756
Total		5,061,609
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	33,000	2,472,360
WellPoint, Inc.	30,315	3,626,280
Total		6,098,640
Pharmaceuticals 5.8%
AbbVie, Inc.	20,700	1,195,632
Merck & Co., Inc.	92,900	5,507,112
Pfizer, Inc.	195,420	5,778,569
Total		12,481,313
TOTAL HEALTH CARE		30,580,592
INDUSTRIALS 10.7%
Aerospace & Defense 4.7%
General Dynamics Corp.	12,800	1,626,752
Lockheed Martin Corp.	23,500	4,295,330
Raytheon Co.	40,675	4,133,394
Total		10,055,476
Airlines 2.2%
Delta Air Lines, Inc.	34,100	1,232,715
Southwest Airlines Co.	107,595	3,633,483
Total		4,866,198
Electrical Equipment 1.8%
Emerson Electric Co.	62,285	3,897,795
Machinery 1.8%
Caterpillar, Inc.	12,400	1,227,972
Illinois Tool Works, Inc.	23,800	2,009,196
Parker-Hannifin Corp.	5,600	639,240
Total		3,876,408
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	3,465	407,034
TOTAL INDUSTRIALS		23,102,911

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 19.8%
Communications Equipment 3.4%
Cisco Systems, Inc.	198,815	$5,004,174
QUALCOMM, Inc.	29,550	2,209,453
Total		7,213,627
Internet Software & Services 2.4%
Facebook, Inc., Class A (a)	14,400	1,138,176
Google, Inc., Class A (a)	2,770	1,629,896
VeriSign, Inc. (a)	45,105	2,486,187
Total		5,254,259
IT Services 3.1%
MasterCard, Inc., Class A	60,150	4,446,288
Visa, Inc., Class A	10,300	2,197,711
Total		6,643,999
Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	15,900	568,902
Broadcom Corp., Class A	68,425	2,765,739
Xilinx, Inc.	17,900	758,065
Total		4,092,706
Software 5.2%
Microsoft Corp.	144,730	6,709,683
Oracle Corp.	118,945	4,553,214
Total		11,262,897
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	81,370	8,198,028
TOTAL INFORMATION TECHNOLOGY		42,665,516
MATERIALS 3.2%
Chemicals 2.9%
LyondellBasell Industries NV, Class A	38,600	4,194,276
PPG Industries, Inc.	10,895	2,143,482
Total		6,337,758
Paper & Forest Products 0.3%
International Paper Co.	11,635	555,455
TOTAL MATERIALS		6,893,213
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	52,200	1,839,528
CenturyLink, Inc.	66,800	2,731,452

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	16,035	$801,590
Total		5,372,570
TOTAL TELECOMMUNICATION SERVICES		5,372,570
UTILITIES 2.7%
Electric Utilities 0.2%
Entergy Corp.	6,200	479,446
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	129,565	1,837,232
Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	95,480	3,555,675
TOTAL UTILITIES		5,872,353
Total Common Stocks (Cost: $177,482,686)		$214,960,448

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	521,570	$521,570
Total Money Market Funds (Cost: $521,570)		$521,570
Total Investments
(Cost: $178,004,256)		$215,482,018(e)
Other Assets & Liabilities, Net		(21,524)
Net Assets		$215,460,494

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $95,456 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	1	USD	491,375	12/2014	—	(2,566)
S&P500 EMINI	2	USD	196,550	12/2014	—	(1,030)
Total					—	(3,596)

Notes to Portfolio of Investments

(a)                       Non-income producing.

(b)                       This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)                       The rate shown is the seven-day current annualized yield at September 30, 2014.

(d)                       As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	293,288	16,984,130	(16,755,848)	521,570	778	521,570

(e)                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	25,159,021	—	—	25,159,021
Consumer Staples	20,195,712	—	—	20,195,712
Energy	21,039,347	—	—	21,039,347
Financials	34,079,213	—	—	34,079,213
Health Care	30,580,592	—	—	30,580,592
Industrials	23,102,911	—	—	23,102,911
Information Technology	42,665,516	—	—	42,665,516
Materials	6,893,213	—	—	6,893,213
Telecommunication Services	5,372,570	—	—	5,372,570
Utilities	5,872,353	—	—	5,872,353
Total Equity Securities	214,960,448	—	—	214,960,448
Mutual Funds
Money Market Funds	521,570	—	—	521,570
Total Mutual Funds	521,570	—	—	521,570
Investments in Securities	215,482,018	—	—	215,482,018
Derivatives
Liabilities
Futures Contracts	(3,596)	—	—	(3,596)
Total	215,478,422	—	—	215,478,422

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Diversified Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 41.2%
Aerospace & Defense 0.4%
Bombardier, Inc. (b)
Senior Unsecured
04/15/19	4.750%	$205,000	$204,487
03/15/20	7.750%	174,000	189,695
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	277,000	289,465
L-3 Communications Corp.
05/28/24	3.950%	9,515,000	9,440,869
TransDigm, Inc.
10/15/20	5.500%	19,000	18,430
TransDigm, Inc. (b)
07/15/22	6.000%	55,000	54,313
07/15/24	6.500%	410,000	408,462
Total			10,605,721
Automotive 0.8%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	158,000	157,210
03/15/21	6.250%	239,000	248,560
Chrysler Group LLC/Co-Issuer, Inc. Secured
06/15/19	8.000%	383,000	406,459
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	183,000	193,065
Ford Motor Co.
Senior Unsecured
02/01/29	6.375%	4,355,000	5,185,821
07/16/31	7.450%	8,461,000	11,171,278
General Motors Co.
Senior Unsecured
10/02/18	3.500%	5,970,000	6,067,012
10/02/23	4.875%	422,000	446,265
General Motors Financial Co., Inc.
09/25/21	4.375%	152,000	155,420
Jaguar Land Rover Automotive PLC (b)
02/01/23	5.625%	106,000	109,710
Midas Intermediate Holdco II LLC/Finance, Inc. (b)
10/01/22	7.875%	89,000	88,778
Schaeffler Finance BV Senior Secured (b)
05/15/21	4.250%	224,000	215,600
Total			24,445,178
Banking 10.5%
Ally Financial, Inc.
03/15/20	8.000%	873,000	1,017,045
Senior Unsecured
09/30/24	5.125%	258,000	252,840
BNP Paribas SA (b)(c)
06/29/49	5.186%	8,856,000	8,944,560
Bank of America Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
01/11/23	3.300%	$7,832,000	$7,638,714
Subordinated Notes
05/02/17	5.700%	4,090,000	4,484,534
Bank of New York Mellon Corp. (The)
Senior Unsecured
05/15/19	5.450%	1,680,000	1,912,057
Bank of New York Mellon Corp. (The) (c)
12/29/49	4.500%	9,885,000	9,193,050
Barclays Bank PLC (c)
12/15/49	6.278%	3,280,000	3,403,000
12/31/49	6.625%	21,208,000	20,041,560
12/31/49	8.250%	3,610,000	3,704,763
Subordinated Notes
04/10/23	7.750%	1,763,000	1,908,448
Barclays PLC Subordinated Notes
09/11/24	4.375%	1,790,000	1,722,459
Citigroup, Inc.
Subordinated Notes
08/25/36	6.125%	3,465,000	3,972,851
Citigroup, Inc. (c)
04/29/49	5.350%	1,072,000	1,002,320
Senior Unsecured
08/14/17	0.723%	11,060,000	11,069,456
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)(c)
12/31/49	11.000%	4,445,000	5,878,512
Credit Agricole SA (b)(c)
12/31/49	8.375%	2,023,000	2,341,623
Discover Financial Services
Senior Unsecured
04/27/22	5.200%	3,005,000	3,290,123
11/21/22	3.850%	3,204,000	3,219,959
Fifth Third Bancorp (c)
12/31/49	5.100%	10,833,000	10,183,020
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	25,835,000	29,223,364
HSBC Holdings PLC (c)
12/31/49	6.375%	15,912,000	15,892,110
HSBC USA, Inc. Subordinated Notes
09/27/20	5.000%	4,755,000	5,196,602
JPMorgan Chase & Co.
Senior Unsecured
01/25/23	3.200%	4,410,000	4,304,954
JPMorgan Chase & Co. (c)
12/31/49	6.100%	14,670,000	14,486,625
JPMorgan Chase Capital XXI (c)
02/02/37	1.189%	18,362,000	15,630,652
JPMorgan Chase Capital XXIII (c)
05/15/47	1.234%	10,985,000	8,897,850

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Banking (continued)
KBC Groep NV (c)
12/31/49	5.625%	EUR	$5,418,000	$6,560,925
Lloyds Banking Group PLC (b)(c)
11/29/49	6.267%		873,000	887,186
12/31/49	6.413%		3,276,000	3,497,130
12/31/49	6.657%		6,212,000	6,708,960
M&T Bank Corp.
12/31/49	6.875%		7,279,000	7,412,344
Mellon Capital IV (c)
06/29/49	4.000%		535,000	449,400
Natixis (b)(c)
12/31/49	10.000%		4,305,000	5,079,900
PNC Financial Services Group, Inc. (The) (c)
05/29/49	4.454%		2,092,000	2,092,000
Rabobank Capital Funding Trust III (b)(c)
12/31/49	5.254%		7,285,000	7,649,250
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%		234,000	229,919
Royal Bank of Scotland PLC (The) Subordinated Notes (c)
03/16/22	9.500%		5,140,000	5,859,600
Santander Holdings USA, Inc. Senior Unsecured
08/27/18	3.450%		14,664,000	15,288,804
State Street Capital Trust IV (c)
06/01/67	1.234%		5,470,000	4,663,175
State Street Corp.
03/15/18	4.956%		16,560,000	18,022,165
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%		342,000	381,330
U.S. Bancorp Subordinated Notes
07/15/22	2.950%		3,993,000	3,874,156
UBS Preferred Funding Trust V (c)
05/29/49	6.243%		7,925,000	8,341,062
Wachovia Capital Trust III (c)
03/29/49	5.570%		4,477,000	4,337,094
Wells Fargo & Co. (c)
12/31/49	5.900%		7,240,000	7,375,750
Wells Fargo Capital X
12/15/36	5.950%		2,958,000	3,039,345
Total				310,562,546
Brokerage/Asset Managers/Exchanges —%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%		339,000	355,950

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Building Materials 0.1%
Allegion US Holding Co., Inc.
10/01/21	5.750%	$212,000	$216,240
American Builders & Contractors Supply Co., Inc. Senior Unsecured (b)
04/15/21	5.625%	276,000	270,480
Gibraltar Industries, Inc.
02/01/21	6.250%	103,000	105,575
HD Supply, Inc.
07/15/20	7.500%	362,000	375,575
Secured
04/15/20	11.000%	190,000	215,175
Nortek, Inc.
04/15/21	8.500%	303,000	325,725
USG Corp. (b)
11/01/21	5.875%	81,000	82,823
Total			1,591,593
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	150,000	147,000
04/30/21	6.500%	172,000	179,310
01/31/22	6.625%	254,000	266,700
09/30/22	5.250%	169,000	165,409
CSC Holdings LLC
Senior Unsecured
02/15/18	7.875%	609,000	679,035
CSC Holdings LLC (b)
Senior Unsecured
06/01/24	5.250%	332,000	318,720
Cablevision Systems Corp. Senior Unsecured
09/15/22	5.875%	167,000	161,573
Cequel Communications Holdings I LLC/Capital Corp. (b)
Senior Unsecured
09/15/20	6.375%	356,000	366,235
12/15/21	5.125%	65,000	62,238
DISH DBS Corp.
06/01/21	6.750%	665,000	714,875
Hughes Satellite Systems Corp.
06/15/21	7.625%	137,000	149,330
Senior Secured
06/15/19	6.500%	203,000	215,687
Intelsat Jackson Holdings SA
10/15/20	7.250%	521,000	550,957
Intelsat Luxembourg SA
06/01/21	7.750%	148,000	150,775
06/01/23	8.125%	197,000	205,372
Mediacom Broadband LLC/Corp. (b)
04/15/21	5.500%	38,000	37,573

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Cable and Satellite (continued)
NBCUniversal Enterprise, Inc. (b)
04/15/19	1.974%	$5,045,000	$4,981,097
Numericable Group SA (b)
Senior Secured
05/15/19	4.875%	181,000	178,738
05/15/22	6.000%	325,000	327,437
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	349,000	346,382
Time Warner Cable, Inc.
05/01/37	6.550%	3,785,000	4,774,793
09/01/41	5.500%	4,365,000	4,913,593
Videotron Ltd.
07/15/22	5.000%	203,000	200,970
Videotron Ltd. (b)
06/15/24	5.375%	112,000	110,880
Virgin Media Finance PLC Senior Unsecured (b)(d)
10/15/24	6.000%	200,000	200,250
Total			20,404,929
Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (b)
05/01/21	7.375%	297,000	316,862
Celanese U.S. Holdings LLC
06/15/21	5.875%	273,000	290,745
Huntsman International LLC
11/15/20	4.875%	149,000	146,765
INEOS Group Holdings SA (b)
02/15/19	5.875%	269,000	264,965
JM Huber Corp. Senior Unsecured (b)
11/01/19	9.875%	399,000	445,883
LYB International Finance BV
03/15/44	4.875%	5,215,000	5,322,539
NOVA Chemicals Corp. Senior Unsecured (b)
08/01/23	5.250%	171,000	177,840
PQ Corp. Secured (b)
05/01/18	8.750%	762,000	808,672
WR Grace & Co. (b)
10/01/21	5.125%	129,000	131,096
10/01/24	5.625%	93,000	95,325
Total			8,000,692
Construction Machinery 0.2%
Ashtead Capital, Inc. Secured (b)
07/15/22	6.500%	128,000	135,360

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Construction Machinery (continued)
Case New Holland Industrial, Inc.
12/01/17	7.875%	$690,000	$766,762
Caterpillar, Inc. Senior Unsecured
06/26/22	2.600%	3,360,000	3,281,940
Columbus McKinnon Corp.
02/01/19	7.875%	274,000	287,700
United Rentals North America, Inc.
04/15/22	7.625%	288,000	313,200
06/15/23	6.125%	215,000	220,913
11/15/24	5.750%	191,000	193,388
Secured
07/15/18	5.750%	263,000	274,177
Total			5,473,440
Consumer Cyclical Services —%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	203,000	175,595
APX Group, Inc.
12/01/20	8.750%	205,000	186,550
Senior Secured
12/01/19	6.375%	467,000	451,823
APX Group, Inc. (b)
Senior Unsecured
12/01/20	8.750%	114,000	103,170
Monitronics International, Inc.
04/01/20	9.125%	290,000	298,700
Total			1,215,838
Consumer Products —%
Serta Simmons Holdings LLC Senior Unsecured (b)
10/01/20	8.125%	259,000	273,892
Spectrum Brands, Inc.
03/15/20	6.750%	403,000	420,127
11/15/20	6.375%	247,000	257,498
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	261,000	256,433
Tempur Sealy International, Inc.
12/15/20	6.875%	97,000	103,305
Total			1,311,255
Diversified Manufacturing 0.9%
Entegris, Inc. (b)
04/01/22	6.000%	256,000	259,840
Gardner Denver, Inc. Senior Unsecured (b)
08/15/21	6.875%	341,000	341,853
General Electric Co.
Senior Unsecured
10/09/42	4.125%	14,685,000	14,590,326

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Diversified Manufacturing (continued)
03/11/44	4.500%	$3,055,000	$3,167,256
Hamilton Sundstrand Corp. Senior Unsecured (b)
12/15/20	7.750%	491,000	509,412
United Technologies Corp. Senior Unsecured
06/01/22	3.100%	7,455,000	7,450,877
Total			26,319,564
Electric 4.0%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	150,000	168,000
Alabama Power Co.
Senior Unsecured
03/15/41	5.500%	8,775,000	10,595,497
01/15/42	4.100%	2,033,000	2,024,896
CMS Energy Corp. Senior Unsecured
02/15/18	5.050%	9,787,000	10,773,875
Calpine Corp. Senior Secured (b)
01/15/22	6.000%	277,000	292,235
Commonwealth Edison Co. 1st Mortgage
03/15/36	5.900%	2,485,000	3,105,102
Duke Energy Carolinas LLC 1st Refunding Mortgage
09/30/42	4.000%	8,949,000	8,765,492
Duke Energy Ohio, Inc. 1st Mortgage
09/01/23	3.800%	21,000	21,973
Duke Energy Progress, Inc. 1st Mortgage
03/30/44	4.375%	4,325,000	4,479,026
FirstEnergy Transmission LLC Senior Unsecured (b)
01/15/25	4.350%	7,535,000	7,666,832
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	2,665,000	2,847,081
MidAmerican Energy Co.
1st Mortgage
10/15/24	3.500%	3,695,000	3,755,184
10/15/44	4.400%	3,885,000	4,000,579
NRG Energy, Inc. (b)
07/15/22	6.250%	368,000	375,360
Nevada Power Co.
05/15/18	6.500%	4,500,000	5,222,155

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Electric (continued)
Niagara Mohawk Power Corp. Senior Unsecured (b)
10/01/24	3.508%	$5,280,000	$5,311,073
Oncor Electric Delivery Co. LLC Senior Secured
09/30/40	5.250%	3,825,000	4,440,481
PPL Capital Funding, Inc.
06/01/18	1.900%	3,680,000	3,664,202
06/15/22	4.200%	2,130,000	2,267,138
06/01/23	3.400%	13,116,000	12,923,982
Pacific Gas & Electric Co.
Senior Unsecured
06/15/23	3.250%	8,561,000	8,475,664
01/15/40	5.400%	1,819,000	2,075,310
Sierra Pacific Power Co.
05/15/16	6.000%	7,522,000	8,127,002
Southern California Edison Co. 1st Refunding Mortgage
09/01/40	4.500%	5,302,000	5,591,113
Toledo Edison Co. (The) Senior Secured
05/15/37	6.150%	2,015,000	2,427,337
Total			119,396,589
Finance Companies 1.5%
AerCap Ireland Capital Ltd./Global Aviation Trust (b)
05/15/21	4.500%	243,000	235,710
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	509,000	539,540
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	145,000	143,188
CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	243,000	245,430
CIT Group, Inc. (b)
Senior Unsecured
02/15/19	5.500%	771,000	803,768
GE Capital Trust I (c)
11/15/67	6.375%	4,993,000	5,392,440
General Electric Capital Corp.
Senior Unsecured
09/07/22	3.150%	5,326,000	5,304,526
01/14/38	5.875%	1,050,000	1,266,474
General Electric Capital Corp. (c)
Subordinated Notes
11/15/67	6.375%	9,541,000	10,328,132
HSBC Finance Capital Trust IX (c)
11/30/35	5.911%	4,970,000	5,112,887

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Finance Companies (continued)
HSBC Finance Corp. Senior Subordinated Notes
01/15/21	6.676%	$9,680,000	$11,347,661
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	28,000	27,790
12/15/20	8.250%	873,000	1,031,231
Navient LLC
Senior Unsecured
01/15/19	5.500%	44,000	44,880
01/25/22	7.250%	174,000	188,790
03/25/24	6.125%	95,000	92,625
Provident Funding Associates LP/Finance Corp. (b)
06/15/21	6.750%	405,000	400,950
Senior Unsecured
02/15/19	10.125%	65,000	69,550
Springleaf Finance Corp.
12/15/17	6.900%	170,000	181,475
06/01/20	6.000%	204,000	207,060
10/01/21	7.750%	202,000	226,240
10/01/23	8.250%	148,000	165,760
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	256,000	246,400
Total			43,602,507
Food and Beverage 0.4%
Anheuser-Busch InBev Finance, Inc.
02/01/24	3.700%	4,455,000	4,480,099
Campbell Soup Co. Senior Unsecured
08/02/42	3.800%	4,806,000	4,165,495
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	953,000	914,003
Darling Ingredients, Inc.
01/15/22	5.375%	328,000	330,460
Diamond Foods, Inc. (b)
03/15/19	7.000%	70,000	70,000
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	138,000	133,170
Post Holdings, Inc. (b)
12/15/22	6.000%	334,000	305,610
WhiteWave Foods Co. (The)
10/01/22	5.375%	231,000	233,310
Total			10,632,147
Gaming 0.1%
GLP Capital LP/Financing II, Inc.
11/01/23	5.375%	271,000	276,420
MGM Resorts International
03/01/18	11.375%	412,000	493,370

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Gaming (continued)
10/01/20	6.750%	$234,000	$249,210
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	193,000	178,042
Pinnacle Entertainment, Inc.
08/01/21	6.375%	308,000	321,860
Seminole Tribe of Florida, Inc. Senior Secured (b)
10/01/20	6.535%	481,000	517,075
Seneca Gaming Corp. (b)
12/01/18	8.250%	297,000	310,365
Tunica-Biloxi Gaming Authority Senior Unsecured (b)
11/15/15	9.000%	177,000	104,873
Total			2,451,215
Health Care 0.8%
Biomet, Inc.
08/01/20	6.500%	72,000	76,320
CHS/Community Health Systems, Inc.
11/15/19	8.000%	294,000	313,904
CHS/Community Health Systems, Inc. (b)
02/01/22	6.875%	420,000	436,800
Senior Secured
08/01/21	5.125%	77,000	76,808
Catamaran Corp.
03/15/21	4.750%	77,000	74,064
ConvaTec Finance International SA Senior Unsecured PIK (b)
01/15/19	8.250%	181,000	184,168
ConvaTec Healthcare E SA Senior Unsecured (b)
12/15/18	10.500%	357,000	377,974
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	326,000	337,817
07/15/24	5.125%	559,000	549,217
Emdeon, Inc.
12/31/19	11.000%	257,000	287,197
Fresenius Medical Care U.S. Finance II, Inc. (b)
07/31/19	5.625%	159,000	167,379
Fresenius Medical Care U.S. Finance, Inc. (b)
09/15/18	6.500%	223,000	244,743
HCA, Inc.
02/15/22	7.500%	647,000	727,875
Senior Secured
03/15/19	3.750%	131,000	128,053
02/15/20	6.500%	579,000	632,557
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	185,000	200,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
LifePoint Hospitals, Inc.
12/01/21	5.500%	$298,000	$301,725
MPH Acquisition Holdings LLC (b)
04/01/22	6.625%	294,000	296,940
McKesson Corp. Senior Unsecured
12/15/22	2.700%	9,460,000	9,036,608
Memorial Sloan-Kettering Cancer Center Senior Unsecured
07/01/52	4.125%	8,645,000	8,356,802
Physio-Control International, Inc. Senior Secured (b)
01/15/19	9.875%	231,000	247,170
Teleflex, Inc. (b)
06/15/24	5.250%	23,000	22,540
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	188,000	186,120
10/01/20	6.000%	157,000	166,028
Senior Unsecured
04/01/22	8.125%	677,000	743,007
Tenet Healthcare Corp. (b)
Senior Unsecured
03/01/19	5.000%	35,000	34,563
Universal Health Services, Inc. Senior Secured (b)
08/01/22	4.750%	395,000	394,506
Total			24,601,610
Healthcare Insurance —%
Centene Corp. Senior Unsecured
05/15/22	4.750%	132,000	132,330
Home Construction —%
Brookfield Residential Properties, Inc./U.S. Corp. (b)
07/01/22	6.125%	14,000	14,070
Meritage Homes Corp.
03/01/18	4.500%	198,000	198,990
04/15/20	7.150%	69,000	75,210
04/01/22	7.000%	165,000	178,200
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	194,000	204,670
Standard Pacific Corp.
12/15/21	6.250%	171,000	174,206
TRI Pointe Homes, Inc. Senior Unsecured (b)
06/15/19	4.375%	109,000	106,548
Taylor Morrison Communities, Inc./Monarch, Inc. (b)
04/15/20	7.750%	269,000	287,830

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Home Construction (continued)
04/15/21	5.250%	$15,000	$14,625
03/01/24	5.625%	154,000	148,225
Total			1,402,574
Independent Energy 2.1%
Antero Resources Corp. (b)
12/01/22	5.125%	436,000	424,010
Antero Resources Finance Corp.
11/01/21	5.375%	185,000	184,075
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	447,000	486,112
Athlon Holdings LP/Finance Corp. (b)
05/01/22	6.000%	234,000	250,965
California Resources Corp. (b)(d)
11/15/24	6.000%	316,000	324,690
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	304,000	316,160
Chesapeake Energy Corp.
08/15/20	6.625%	731,000	804,100
02/15/21	6.125%	512,000	556,800
04/15/22	4.875%	7,385,000	7,421,925
03/15/23	5.750%	293,000	312,045
Cimarex Energy Co.
06/01/24	4.375%	9,037,000	9,104,777
Comstock Resources, Inc.
06/15/20	9.500%	421,000	460,995
Concho Resources, Inc.
01/15/21	7.000%	1,054,000	1,125,145
04/01/23	5.500%	10,019,000	10,419,760
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	350,000	381,500
09/01/22	7.750%	95,000	100,463
EnCana Corp. Senior Unsecured
11/15/21	3.900%	2,105,000	2,172,617
Halcon Resources Corp.
07/15/20	9.750%	191,000	194,342
05/15/21	8.875%	217,000	213,745
Hess Corp.
Senior Unsecured
02/15/19	8.125%	1,465,000	1,805,905
10/01/29	7.875%	2,290,000	3,108,705
08/15/31	7.300%	1,795,000	2,396,187
Hilcorp Energy I LP/Finance Co. Senior Unsecured (b)
12/01/24	5.000%	149,000	143,413
Kodiak Oil & Gas Corp.
12/01/19	8.125%	368,000	394,680
01/15/21	5.500%	424,000	428,240
02/01/22	5.500%	649,000	652,245
Laredo Petroleum, Inc.
02/15/19	9.500%	577,000	613,062
01/15/22	5.625%	252,000	246,960
05/01/22	7.375%	227,000	238,350

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
Oasis Petroleum, Inc.
11/01/21	6.500%	$1,120,000	$1,167,600
01/15/23	6.875%	95,000	99,988
Parsley Energy LLC/Finance Corp. Senior Unsecured (b)
02/15/22	7.500%	494,000	509,437
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	197,000	213,745
RKI Exploration & Production LLC/Finance Corp. (b)
08/01/21	8.500%	226,000	233,345
RSP Permian, Inc. (b)
10/01/22	6.625%	97,000	97,606
Range Resources Corp.
03/15/23	5.000%	2,864,000	2,949,920
Ras Laffan Liquefied Natural Gas Co., Ltd. II Senior Secured (b)
09/30/20	5.298%	2,161,900	2,334,852
Rice Energy, Inc. (b)
05/01/22	6.250%	106,000	103,350
SM Energy Co. Senior Unsecured
11/15/21	6.500%	215,000	227,362
Triangle USA Petroleum Corp. Senior Unsecured (b)
07/15/22	6.750%	110,000	107,388
Whiting Petroleum Corp.
03/15/21	5.750%	492,000	520,290
Woodside Finance Ltd. (b)
05/10/21	4.600%	8,405,000	9,085,679
Total			62,932,535
Integrated Energy 1.1%
BP Capital Markets PLC
05/06/22	3.245%	7,600,000	7,542,825
02/10/24	3.814%	1,750,000	1,771,427
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	6,780,000	6,456,560
06/24/23	3.191%	2,285,000	2,300,755
Shell International Finance BV
08/21/22	2.375%	1,650,000	1,589,571
03/25/40	5.500%	3,430,000	4,133,057
Total Capital International SA
06/19/21	2.750%	4,015,000	3,994,933
02/17/22	2.875%	4,680,000	4,657,485
Total			32,446,613
Leisure —%
AMC Entertainment, Inc.
12/01/20	9.750%	43,000	47,354
Activision Blizzard, Inc. (b)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Leisure (continued)
09/15/21	5.625%	$702,000	$730,080
09/15/23	6.125%	51,000	54,188
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (e)(f)
07/01/15	9.300%	346,228	346,228
Total			1,177,850
Life Insurance 1.5%
American International Group, Inc. Senior Unsecured
07/16/44	4.500%	2,944,000	2,908,495
ING Capital Funding Trust III (c)
12/31/49	3.833%	1,245,000	1,245,000
ING Groep NV (c)
12/29/49	5.775%	4,805,000	4,913,113
MetLife Capital Trust X (b)
04/08/38	9.250%	11,687,000	16,858,497
MetLife, Inc.
08/01/39	10.750%	735,000	1,187,025
Prudential Financial, Inc.
Senior Unsecured
12/01/17	6.000%	385,000	435,077
Prudential Financial, Inc. (c)
06/15/38	8.875%	4,414,000	5,324,387
09/15/42	5.875%	3,530,000	3,741,800
Teachers Insurance & Annuity Association of America Subordinated Notes (b)
09/15/44	4.900%	5,315,000	5,436,658
Voya Financial, Inc.
07/15/22	5.500%	3,495,000	3,940,099
Total			45,990,151
Lodging —%
Hilton Worldwide Finance/Corp. (b)
10/15/21	5.625%	522,000	537,660
Playa Resorts Holding BV (b)
08/15/20	8.000%	320,000	335,697
Total			873,357
Media and Entertainment 1.1%
21st Century Fox America, Inc.
12/15/35	6.400%	2,332,000	2,891,216
AMC Networks, Inc.
07/15/21	7.750%	57,000	61,774
12/15/22	4.750%	595,000	587,562
British Sky Broadcasting Group PLC (b)
11/26/22	3.125%	3,050,000	2,969,913
09/16/24	3.750%	4,790,000	4,778,973
CBS Outdoor Americas Capital LLC/Corp. (b)
02/15/22	5.250%	53,000	52,934
02/15/24	5.625%	53,000	53,133

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
CBS Outdoor Americas Capital LLC/Corp. (b)(d)
03/15/25	5.875%	$377,000	$378,885
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	335,000	347,562
Senior Unsecured
11/15/22	6.500%	476,000	486,710
Gannett Co., Inc. (b)
09/15/21	4.875%	77,000	74,498
10/15/23	6.375%	53,000	55,120
09/15/24	5.500%	68,000	66,980
Lamar Media Corp. (b)
01/15/24	5.375%	72,000	72,180
MDC Partners, Inc. (b)
04/01/20	6.750%	448,000	461,440
Nielsen Finance Co. SARL (The) (b)
10/01/21	5.500%	458,000	459,145
Nielsen Finance LLC/Co.
10/01/20	4.500%	6,866,000	6,642,855
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	114,000	111,435
Sinclair Television Group, Inc. (b)
08/01/24	5.625%	374,000	359,975
Thomson Reuters Corp.
Senior Unsecured
11/23/23	4.300%	4,445,000	4,640,291
09/29/24	3.850%	6,590,000	6,539,844
Univision Communications, Inc. (b)
05/15/21	8.500%	226,000	239,560
Senior Secured
11/01/20	7.875%	341,000	365,296
09/15/22	6.750%	242,000	258,940
05/15/23	5.125%	211,000	213,637
iHeartCommunications, Inc. PIK
02/01/21	14.000%	246,834	225,853
iHeartCommunications, Inc.
Senior Secured
03/01/21	9.000%	533,000	530,335
iHeartCommunications, Inc. (b)
Senior Secured
09/15/22	9.000%	105,000	104,213
Total			34,030,259
Metals 1.0%
ArcelorMittal
Senior Unsecured
02/25/15	4.250%	9,851,000	9,887,941
08/05/15	4.250%	7,793,000	7,919,636
02/25/22	6.750%	317,000	339,111
10/15/39	7.500%	360,000	370,800
03/01/41	7.250%	2,090,000	2,095,225
Arch Coal, Inc. Secured (b)
01/15/19	8.000%	151,000	129,483
Constellium NV (b)
05/15/24	5.750%	76,000	76,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Metals (continued)
FMG Resources August 2006 Proprietary Ltd. (b)
11/01/19	8.250%	$303,000	$312,847
Nucor Corp.
Senior Unsecured
08/01/23	4.000%	4,490,000	4,598,896
08/01/43	5.200%	2,785,000	2,923,398
Peabody Energy Corp.
11/15/21	6.250%	233,000	216,690
Steel Dynamics, Inc. (b)
10/01/21	5.125%	44,000	44,660
Total			28,914,687
Midstream 2.8%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	559,000	573,674
03/15/24	4.875%	7,000	7,158
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	131,000	131,327
DCP Midstream LLC (b)(c)
05/21/43	5.850%	7,190,000	7,100,125
El Paso Pipeline Partners Operating Co. LLC
10/01/21	5.000%	20,396,000	21,944,301
Enterprise Products Operating LLC
03/15/23	3.350%	4,870,000	4,793,147
02/01/41	5.950%	4,930,000	5,868,179
02/15/42	5.700%	2,070,000	2,350,580
Hiland Partners LP/Finance Corp. (b)
10/01/20	7.250%	424,000	449,440
05/15/22	5.500%	267,000	259,657
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	3,393,000	3,404,516
01/15/38	6.950%	2,290,000	2,671,269
09/01/39	6.500%	2,895,000	3,228,241
Kinder Morgan Finance Co. LLC (b)
01/15/18	6.000%	870,000	937,425
Kinder Morgan, Inc.
Senior Unsecured
06/01/18	7.250%	1,805,000	2,056,256
09/15/20	6.500%	557,000	626,948
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	306,000	320,535
02/15/23	5.500%	449,000	459,102
07/15/23	4.500%	114,000	110,580
NiSource Finance Corp.
02/15/23	3.850%	3,230,000	3,312,084
12/15/40	6.250%	3,615,000	4,382,837
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	455,000	471,494
07/15/21	6.500%	467,000	490,350
03/01/22	5.875%	111,000	115,440
10/01/22	5.000%	208,000	204,880
04/15/23	5.500%	182,000	184,275

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	$319,000	$327,772
Sabine Pass Liquefaction LLC (b)
Senior Secured
05/15/24	5.750%	234,000	238,095
Southern Natural Gas Co. LLC Senior Unsecured
03/01/32	8.000%	2,890,000	3,672,126
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	14,000	14,280
11/15/23	4.250%	122,000	117,120
TransCanada PipeLines Ltd. (c)
05/15/67	6.350%	5,656,000	5,839,820
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	3,145,000	3,045,206
Williams Partners LP Senior Unsecured
04/15/40	6.300%	2,575,000	3,021,902
Total			82,730,141
Natural Gas 0.5%
Sempra Energy
Senior Unsecured
12/01/23	4.050%	5,411,000	5,680,105
06/15/24	3.550%	7,615,000	7,672,166
Total			13,352,271
Office REIT 0.3%
Boston Properties LP Senior Unsecured
05/15/21	4.125%	8,760,000	9,272,854
Oil Field Services 0.2%
Noble Holding International Ltd.
03/15/42	5.250%	6,740,000	6,144,191
Other Financial Institutions —%
Icahn Enterprises LP/Finance Corp.
02/01/22	5.875%	301,000	301,000
Other Industry 0.6%
AECOM Technology Corp. Senior Unsecured (b)(d)
10/15/22	5.750%	103,000	103,386
CB Richard Ellis Services, Inc.
03/15/25	5.250%	115,000	114,281
CBRE Services, Inc.
03/15/23	5.000%	140,000	138,586

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Industry (continued)
Massachusetts Institute of Technology
07/01/14	4.678%	$6,210,000	$6,677,848
President and Fellows of Harvard College
Senior Unsecured
10/15/40	4.875%	1,485,000	1,707,155
President and Fellows of Harvard College (b)
01/15/39	6.500%	7,120,000	9,794,080
Total			18,535,336
Other REIT 0.2%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	341,000	356,345
Duke Realty LP
06/15/22	4.375%	3,630,000	3,788,773
04/15/23	3.625%	3,235,000	3,173,729
Total			7,318,847
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (b)
01/31/21	6.750%	151,000	151,000
Beverage Packaging Holdings (Luxembourg) II SA (b)
12/15/16	5.625%	84,000	83,370
06/15/17	6.000%	14,000	13,790
Plastipak Holdings, Inc. Senior Unsecured (b)
10/01/21	6.500%	223,000	226,345
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	268,000	279,055
08/15/19	9.875%	316,000	340,095
02/15/21	8.250%	41,000	43,358
Senior Secured
08/15/19	7.875%	265,000	281,562
10/15/20	5.750%	417,000	424,297
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (b)
05/01/22	6.375%	387,000	371,520
Total			2,214,392
Pharmaceuticals 1.2%
Capsugel SA Senior Unsecured PIK (b)
05/15/19	7.000%	115,000	115,288
Grifols Worldwide Operations Ltd. Senior Unsecured (b)
04/01/22	5.250%	325,000	320,937
Jaguar Holding Co. I Senior Unsecured PIK (b)
10/15/17	9.375%	163,000	164,630
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (b)
12/01/19	9.500%	149,000	159,803

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
Johnson & Johnson
Senior Unsecured
12/05/33	4.375%	$5,225,000	$5,701,583
05/15/41	4.850%	8,469,000	9,741,205
Novartis Capital Corp.
05/06/24	3.400%	8,605,000	8,726,233
Roche Holdings, Inc. (b)
09/30/19	2.250%	2,660,000	2,649,041
09/29/21	2.875%	6,184,000	6,175,132
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	270,000	284,850
10/15/20	6.375%	176,000	180,840
07/15/21	7.500%	285,000	304,950
12/01/21	5.625%	210,000	209,212
Total			34,733,704
Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured (b)
12/15/20	7.875%	204,000	210,630
HUB International Ltd. Senior Unsecured (b)
10/01/21	7.875%	444,000	454,545
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (b)
07/15/19	8.125%	207,000	202,342
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	3,385,000	3,644,261
05/01/42	6.500%	2,930,000	3,571,480
Senior Unsecured
03/15/35	6.500%	5,460,000	6,697,793
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	6,155,000	8,540,333
Total			23,321,384
Railroads 0.6%
BNSF Funding Trust I (c)
12/15/55	6.613%	7,650,000	8,579,819
Burlington Northern Santa Fe LLC
Senior Unsecured
09/01/24	3.400%	3,630,000	3,579,383
09/01/44	4.550%	2,550,000	2,548,106
CSX Corp. Senior Unsecured
05/30/42	4.750%	1,980,000	2,073,246
Florida East Coast Holdings Corp. (b)
05/01/20	9.750%	139,000	141,085
Senior Secured
05/01/19	6.750%	220,000	224,400
Union Pacific Corp. Senior Unsecured
01/15/45	4.150%	1,802,000	1,767,171
Total			18,913,210

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Refining 0.1%
Marathon Petroleum Corp. Senior Unsecured
03/01/41	6.500%	$2,735,000	$3,251,603
Restaurants 0.7%
BC ULC/New Red Finance Inc. Secured (b)(d)
04/01/22	6.000%	444,000	441,225
McDonald’s Corp. Senior Unsecured
05/01/43	3.625%	6,547,000	5,837,885
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	13,192,000	13,267,907
11/01/43	5.350%	215,000	233,835
Total			19,780,852
Retail REIT 0.2%
Kimco Realty Corp. Senior Unsecured
06/01/23	3.125%	7,025,000	6,749,079
Retailers 1.3%
Bed Bath & Beyond, Inc.
Senior Unsecured
08/01/34	4.915%	1,310,000	1,303,441
08/01/44	5.165%	4,375,000	4,283,821
CVS Pass-Through Trust Pass-Through Certificates (b)
08/10/36	4.163%	8,111,134	8,252,598
Group 1 Automotive, Inc. (b)
06/01/22	5.000%	116,000	112,230
L Brands, Inc.
04/01/21	6.625%	414,000	455,400
Macy’s Retail Holdings, Inc.
07/15/27	6.790%	11,230,000	13,528,332
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	124,000	132,680
Sally Holdings LLC/Capital, Inc.
06/01/22	5.750%	365,000	372,300
Target Corp.
Senior Unsecured
06/26/19	2.300%	3,865,000	3,870,662
07/01/24	3.500%	6,745,000	6,751,475
Total			39,062,939
Supermarkets 0.7%
Kroger Co. (The)
12/15/18	6.800%	3,245,000	3,821,753
06/01/29	7.700%	4,712,000	6,192,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Supermarkets (continued)
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	$11,846,000	$11,607,078
Total			21,621,356
Technology 0.6%
Alliance Data Systems Corp. (b)
12/01/17	5.250%	271,000	274,387
04/01/20	6.375%	271,000	278,452
08/01/22	5.375%	481,000	466,570
Ancestry.com, Inc.
12/15/20	11.000%	289,000	329,460
Audatex North America, Inc. (b)
06/15/21	6.000%	232,000	237,800
CDW LLC/Finance Corp.
04/01/19	8.500%	137,000	145,220
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	136,000	134,640
07/15/21	7.000%	166,000	176,790
First Data Corp.
01/15/21	11.250%	66,000	75,158
01/15/21	12.625%	274,000	328,115
06/15/21	10.625%	76,000	86,450
First Data Corp. (b)
Secured
01/15/21	8.250%	454,000	481,240
Senior Secured
08/15/20	8.875%	61,000	65,423
11/01/20	6.750%	393,000	415,597
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	204,000	214,200
Iron Mountain, Inc.
08/15/23	6.000%	169,000	173,225
NCR Corp.
12/15/21	5.875%	82,000	83,845
12/15/23	6.375%	166,000	173,885
NXP BV/Funding LLC (b)
02/15/21	5.750%	209,000	212,135
Nuance Communications, Inc. (b)
08/15/20	5.375%	239,000	233,623
Oracle Corp. Senior Unsecured
10/15/22	2.500%	11,918,000	11,390,068
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	231,000	222,915
Zebra Technologies Corp. Senior Unsecured (b)(d)
10/15/22	7.250%	193,000	193,000
Total			16,392,198

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Tobacco 0.2%
Imperial Tobacco Finance PLC (b)
02/11/18	2.050%	$5,403,000	$5,381,129
Transportation Services 0.3%
ERAC U.S.A. Finance LLC (b)
11/15/24	3.850%	4,560,000	4,568,267
10/15/37	7.000%	3,184,000	4,205,364
Hertz Corp. (The)
10/15/18	7.500%	279,000	288,765
01/15/21	7.375%	183,000	193,065
Total			9,255,461
Wireless 0.4%
Altice SA Senior Secured (b)
05/15/22	7.750%	324,000	334,530
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	102,000	99,195
01/15/23	5.250%	461,000	456,966
Rogers Communications, Inc.
03/15/44	5.000%	5,544,000	5,652,330
SBA Telecommunications, Inc.
07/15/20	5.750%	450,000	457,875
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	233,000	242,902
11/15/21	11.500%	167,000	213,760
Sprint Communications, Inc. (b)
11/15/18	9.000%	935,000	1,081,094
03/01/20	7.000%	125,000	136,719
Sprint Corp. (b)
09/15/23	7.875%	262,000	277,720
06/15/24	7.125%	138,000	139,035
T-Mobile USA, Inc.
04/28/20	6.542%	4,000	4,100
04/28/21	6.633%	298,000	305,450
01/15/22	6.125%	106,000	106,530
03/01/23	6.000%	214,000	213,733
04/01/23	6.625%	285,000	291,412
01/15/24	6.500%	106,000	107,325
03/01/25	6.375%	53,000	52,868
Wind Acquisition Finance SA (b)
04/23/21	7.375%	387,000	388,935
Senior Secured
04/30/20	6.500%	353,000	368,002
07/15/20	4.750%	408,000	391,680
Total			11,322,161
Wirelines 1.9%
CenturyLink, Inc.
Senior Unsecured
06/15/21	6.450%	2,245,000	2,402,150
03/15/22	5.800%	229,000	234,725

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
12/01/23	6.750%	$320,000	$343,200
Embarq Corp. Senior Unsecured
06/01/36	7.995%	2,570,000	2,777,913
Frontier Communications Corp.
Senior Unsecured
09/15/21	6.250%	20,000	19,800
04/15/22	8.750%	339,000	381,375
01/15/23	7.125%	255,000	260,100
01/15/25	6.875%	224,000	221,200
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	302,000	326,160
Level 3 Escrow II, Inc. (b)
08/15/22	5.375%	340,000	334,900
Level 3 Financing, Inc.
06/01/20	7.000%	86,000	90,623
Level 3 Financing, Inc. (b)
01/15/21	6.125%	161,000	165,830
Level 3 Financing, Inc. (b)(c)
01/15/18	3.823%	81,000	79,809
Telecom Italia Capital SA
06/04/18	6.999%	7,445,000	8,375,625
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	1,098,000	1,076,732
Verizon Communications, Inc.
Senior Unsecured
03/15/21	3.450%	5,549,000	5,631,813
11/01/22	2.450%	16,480,000	15,295,846
03/15/24	4.150%	2,895,000	2,989,226
Verizon New England, Inc.
11/15/29	7.875%	2,215,000	2,816,975
Verizon New York, Inc.
04/01/32	7.375%	6,385,000	7,859,399
Verizon Virginia LLC
10/01/29	8.375%	2,305,000	2,970,896
Windstream Corp.
08/01/23	6.375%	300,000	289,500
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	268,000	302,170
Senior Secured
01/01/20	8.125%	292,000	313,170
Total			55,559,137
Total Corporate Bonds & Notes (Cost: $1,204,906,260)			$1,224,084,375

Residential Mortgage-Backed Securities - Agency 16.6%
Federal Home Loan Mortgage Corp. (g)
06/01/43	3.500%	9,769,256	10,005,627
05/01/41	4.500%	5,595,731	6,092,436

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/39	5.000%	$2,834,330	$3,131,627
06/01/33	5.500%	387,537	435,029
09/01/28- 07/01/37	6.000%	10,221,337	11,802,420
04/01/30- 04/01/32	7.000%	343,185	400,587
08/01/24	8.000%	30,304	34,440
01/01/25	9.000%	9,180	10,345
Federal Home Loan Mortgage Corp. (g)(h)
CMO IO Series 329 Class C5
06/15/43	3.500%	23,714,800	5,340,848
CMO IO Series 4120 Class IA
10/15/42	3.500%	11,722,322	2,661,696
CMO IO Series 4176 Class BI
03/15/43	3.500%	3,929,010	876,876
Federal National Mortgage Association (d)(g)
10/14/44	3.000%	36,385,000	35,867,649
10/20/29	3.500%	8,250,000	8,672,168
10/14/44	3.500%	16,675,000	17,043,674
10/14/44	4.000%	6,000,000	6,322,875
10/01/44	4.000%	13,500,000	14,246,251
09/01/44- 10/14/44	4.500%	19,146,187	20,672,692
10/14/44	5.000%	51,000,000	56,270,529
Federal National Mortgage Association (g)
09/01/28- 12/01/43	3.000%	29,009,154	28,828,902
03/01/43- 09/01/44	3.500%	49,587,741	50,810,596
09/01/41- 05/01/44	4.000%	80,640,797	85,176,733
10/01/40- 08/01/41	4.500%	8,443,794	9,140,233
05/01/41	5.000%	3,836,345	4,237,673
02/01/29- 09/01/36	5.500%	9,269,067	10,449,182
10/01/28- 08/01/35	6.000%	8,212,319	9,388,268
05/01/29- 07/01/38	7.000%	11,382,832	12,944,623
02/01/27- 09/01/31	7.500%	181,961	208,759
11/01/21- 04/01/22	8.000%	16,646	19,003
04/01/23	8.500%	18,191	19,495
06/01/24	9.000%	30,496	33,759
CMO Series 2013-121 Class KD
08/25/41	3.500%	5,610,819	5,856,180
Federal National Mortgage Association (g)(h)
CMO IO Series 2003-71 Class IM
12/25/31	5.500%	66,992	840
CMO IO Series 2012-148 Class BI
01/25/43	3.500%	15,757,294	3,610,726
Federal National Mortgage Association (g)(i)
04/01/34- 01/01/36	5.500%	8,860,845	9,952,752
Government National Mortgage Association (d)(g)
10/23/44	3.000%	14,260,000	14,356,924

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
10/23/44	3.500%	$18,000,000	$18,599,062
Government National Mortgage Association (g)
05/15/42	3.000%	10,195,506	10,285,602
06/15/41	4.500%	16,600,084	18,192,564
Total Residential Mortgage-Backed Securities - Agency (Cost: $483,725,249)			$491,999,645

Residential Mortgage-Backed Securities - Non-Agency 4.1%
BCAP LLC Trust (b)(c)(g)
08/26/36	0.275%	2,943,261	2,879,451
01/26/37	0.325%	4,528,123	4,426,570
09/26/36	3.500%	6,104,519	6,066,062
CMO Series 2012-RR10 Class 5A5
04/26/36	0.420%	7,027,693	6,821,571
CMO Series 2012-RR10 Class 9A1
10/26/35	2.664%	1,273,941	1,299,548
CMO Series 2013-RR3 Class 2A1
02/26/37	2.293%	2,527,519	2,513,941
CMO Series 2013-RR5 Class 1A1
10/26/36	3.500%	5,703,472	5,788,784
BCAP LLC Series 2013-RR2 Class 7A1 (b)(c)(g)
07/26/36	3.000%	3,381,557	3,381,557
Banc of America Funding Trust CMO Series 2012-R5 Class A (b)(c)(g)
10/03/39	0.417%	4,018,366	3,996,515
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (b)(c)(g)
01/28/33	2.981%	835,029	836,700
CAM Mortgage Trust (b)(c)(g)
CMO Series 2014-1 Class A
12/15/53	3.352%	96,759	96,831
CMO Series 2014-2 Class A
05/15/48	2.600%	1,481,940	1,481,872
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	1,447,808	1,461,262
CMO Series 2012-9 Class 1A1
02/20/36	5.025%	3,384,121	3,422,224
CMO Series 2013-2 Class 1A1
11/25/37	4.371%	3,333,457	3,371,619
Citigroup Mortgage Loan Trust, Inc. (b)(g)
CMO Series 2012-A Class A
06/25/51	2.500%	2,906,647	2,817,132
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2004-AR6 Class 2A1 (c)(g)
10/25/34	2.580%	3,654,270	3,694,058
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	1,025,258	1,037,132
CMO Series 2011-17R Class 3A1
10/27/35	2.328%	3,355,693	3,352,652
CMO Series 2012-4R Class 8A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
06/27/47	3.247%	$2,047,790	$2,051,381
Credit Suisse Securities (USA) LLC (b)(c)(g)
02/25/54	3.064%	7,154,387	7,138,640
GCAT Series 2013-RP1 Class A1 (b)(c)(g)
06/25/18	3.500%	4,255,644	4,274,252
JPMorgan Resecuritization Trust CMO Series 2014-5 Class 6A (b)(g)
09/27/36	4.000%	3,430,000	3,444,908
Jefferies Resecuritization Trust CMO Series 2010-R7 Class 7A4 (b)(c)(g)
10/26/36	3.250%	625,098	618,672
Morgan Stanley Re-Remic Trust (b)(c)(g)
09/26/35	2.669%	6,835,159	6,981,431
CMO Series 2013-R2 Class 1A
10/26/36	1.976%	7,555,420	7,662,707
CMO Series 2013-R3 Class 10A
10/26/35	2.664%	3,307,523	3,373,991
CMO Series 2013-R8 Class 12A
09/26/36	2.357%	3,564,485	3,582,268
Morgan Stanley Resecuritization Trust (b)(c)(g)
CMO Series 2013-R9 Class 2A
06/26/46	2.715%	5,537,379	5,624,277
CMO Series 2013-R9 Class 4A
06/26/46	2.386%	3,358,676	3,383,177
Nomura Asset Acceptance Corp. Alternative Loan Trust (c)(g)
CMO Series 2007-1 Class 1A3 (AGM)
03/25/47	5.957%	208,043	211,123
CMO Series 2007-1 Class 1A4 (AGM)
03/25/47	6.138%	1,316,477	1,335,640
Nomura Resecuritization Trust (b)(c)(g)
CMO Series 2012-3R Class 1A1
01/26/37	0.328%	3,110,032	2,981,121
CMO Series 2014-6R Class 3A1
01/26/37	0.454%	5,820,000	5,427,150
Residential Mortgage Asset Trust Series 2012-1A Class A1 (b)(c)(g)
08/26/52	2.734%	489,993	491,454
Structured Asset Securities Corp. Mortgage Pass-Through Certificates CMO Series 2004-21XS Class 2A6A (c)(g)
12/25/34	4.740%	110,604	113,013
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (b)(c)(g)
03/25/34	3.466%	1,227,088	1,228,550
WaMu Mortgage Pass-Through Certificates CMO Series 2003-AR8 Class A (c)(g)
08/25/33	2.393%	3,889,862	4,018,745
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $122,376,866)			$122,687,981

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 5.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-6 Class A4 (c)(g)
09/10/47	5.349%	$3,857,220	$3,971,247
COBALT CMBS Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(g)
05/15/46	5.969%	11,122,437	12,173,452
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 (c)(g)
07/15/44	5.400%	2,431,484	2,497,378
Credit Suisse Commercial Mortgage Trust Series 2007-C3 Class A4 (c)(g)
06/15/39	5.892%	4,266,935	4,602,294
Credit Suisse Mortgage Capital Certificates Series 2010-RR4 Class 2A (b)(c)(g)
09/18/39	5.467%	2,867,619	3,006,529
DBRR Trust Series 2012-EZ1 Class A (b)(g)
09/25/45	2.062%	1,716,109	1,714,865
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (c)(g)
06/10/48	4.772%	2,898,479	2,919,893
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(g)
08/10/45	5.991%	16,480,000	17,086,596
General Electric Capital Assurance Co. (b)(c)(g)
Series 2003-1 Class A4
05/12/35	5.254%	1,046,539	1,071,230
Series 2003-1 Class A5
05/12/35	5.743%	4,845,000	5,435,562
Greenwich Capital Commercial Funding Corp. (c)(g)
Series 2006-GG7 Class AM
07/10/38	6.014%	3,930,000	4,197,547
Greenwich Capital Commercial Funding Corp. (g)
Series 2007-GG9 Class A4
03/10/39	5.444%	3,605,000	3,883,202
JPMorgan Chase Commercial Mortgage Securities Trust (c)(g)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	1,095,345	1,109,608
Series 2006-LDP6 Class ASB
04/15/43	5.490%	1,608,229	1,625,010
JPMorgan Chase Commercial Mortgage Securities Trust (g)
Series 2005-LDP2 Class A3
07/15/42	4.697%	1,250,279	1,251,967
Series 2006-LDP9 Class AM
05/15/47	5.372%	6,380,000	6,633,101
LB Commercial Mortgage Trust Series 2007-C3 Class AM (c)(g)
07/15/44	6.101%	3,460,000	3,814,553
LB-UBS Commercial Mortgage Trust (c)(g)
Series 2006-C4 Class AM
06/15/38	6.049%	1,278,000	1,373,051
LB-UBS Commercial Mortgage Trust (g)
Series 2006-C1 Class A4
02/15/31	5.156%	4,599,000	4,765,613

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2007-C2 Class A3
02/15/40	5.430%	$13,659,242	$14,791,934
Merrill Lynch/Countrywide Commercial Mortgage Trust (c)(g)
Series 2007-6 Class A4
03/12/51	5.485%	9,336,000	10,121,092
Series 2007-8 Class A3
08/12/49	6.079%	12,592,000	13,792,710
Morgan Stanley Capital I Trust Series 2007-IQ15 Class A4 (c)(g)
06/11/49	6.105%	8,134,489	8,934,670
Morgan Stanley Re-Remic Trust (b)(c)(g)
Series 2009-GG10 Class A4B
08/12/45	5.991%	1,549,000	1,680,688
Series 2010-GG10 Class A4A
08/15/45	5.991%	3,907,819	4,249,965
Series 2010-GG10 Class A4B
08/15/45	5.991%	4,571,000	4,959,604
ORES NPL LLC Series 2014-LV3 Class A (b)(g)
03/27/24	3.000%	5,896,337	5,896,596
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (b)(g)
09/15/24	2.750%	3,470,000	3,470,069
Rialto Real Estate Fund LP (b)(g)
Series 2013-LT3 Class A
06/20/28	2.500%	990,466	990,466
Series 2014-LT5 Class A
05/15/24	2.850%	2,452,392	2,452,986
TIAA Seasoned Commercial Mortgage Trust Series 2007-C4 Class A3 (c)(g)
08/15/39	5.573%	571,460	575,140
VFC LLC Series 2014-2 Class A (b)(g)
07/20/30	2.750%	1,462,869	1,462,929
Wachovia Bank Commercial Mortgage Trust Series 2006-C27 Class AM (c)(g)
07/15/45	5.795%	2,922,000	3,126,154
Total Commercial Mortgage-Backed Securities (Cost: $163,062,230)			$159,637,701

Asset-Backed Securities - Agency 4.3%
Small Business Administration Participation Certificates
Series 2011-20K Class 1
11/01/31	2.870%	4,639,239	4,688,331
Series 2012-20C Class 1
03/01/32	2.510%	2,068,551	2,034,218
Series 2012-20G Class 1
07/01/32	2.380%	1,124,356	1,093,269
Series 2012-20I Class 1
09/01/32	2.200%	3,339,045	3,227,132
Series 2012-20J Class 1
10/01/32	2.180%	4,774,085	4,608,451
Series 2012-20L Class 1
12/01/32	1.930%	1,455,538	1,373,615

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency (continued)
Series 2013-20A Class 1
01/01/33	2.130%	$2,378,394	$2,283,647
Series 2013-20B Class 1
02/01/33	2.210%	10,720,034	10,300,130
Series 2013-20C Class 1
03/01/33	2.220%	8,739,414	8,413,683
Series 2013-20D Class 1
04/01/33	2.080%	10,193,565	9,773,614
Series 2013-20E Class 1
05/01/33	2.070%	4,631,679	4,433,873
Series 2013-20F Class 1
06/01/33	2.450%	5,841,618	5,713,995
Series 2013-20G Class 1
07/01/33	3.150%	3,016,756	3,076,345
Series 2013-20H Class 1
08/01/33	3.160%	10,497,999	10,694,580
Series 2013-20K Class 1
11/01/33	3.380%	3,668,836	3,754,463
Series 2013-20L Class 1
12/01/33	3.380%	7,738,205	7,977,484
Series 2014-1 Class 20H
08/01/34	2.880%	7,800,000	7,865,430
Series 2014-20A Class 1
01/01/34	3.460%	1,770,982	1,831,462
Series 2014-20B Class 1
02/01/34	3.230%	3,220,994	3,274,852
Series 2014-20C Class 1
03/01/34	3.210%	5,882,680	5,946,472
Series 2014-20D Class 1
04/01/34	3.110%	9,825,000	9,870,291
Series 2014-20E Class 1
05/01/34	3.000%	6,925,000	6,925,566
Series 2014-20F Class 1
06/01/34	2.990%	4,920,000	4,935,258
Series 2014-20G Class 1
07/01/34	2.870%	3,875,000	3,873,179
Total Asset-Backed Securities - Agency (Cost: $128,412,609)			$127,969,340

Asset-Backed Securities - Non-Agency 11.7%
A Voce CLO Ltd. (b)(c)
Series 2014-1A Class A1B
07/15/26	1.693%	9,850,000	9,829,207
Series 2014-1A Class A2A
07/15/26	2.234%	6,300,000	6,154,609
ARI Fleet Lease Trust (b)
Series 2014-A Class A2
11/15/22	0.810%	1,620,000	1,617,876
ARI Fleet Lease Trust (b)(c)
Series 2012-A Class A
03/15/20	0.704%	2,286,409	2,288,240
Ally Master Owner Trust
Series 2012-5 Class A
09/15/19	1.540%	2,184,000	2,173,849
Ally Master Owner Trust (c)
Series 2014-2 Class A
01/16/18	0.524%	4,135,000	4,138,759

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
AmeriCredit Automobile Receivables Trust Series 2014-2 Class A2B (c)
10/10/17	0.436%	$1,775,000	$1,773,896
American Express Credit Account Master Trust
Series 2013-3 Class A
05/15/19	0.980%	6,545,000	6,535,644
Series 2014-3 Class A
04/15/20	1.490%	2,285,000	2,284,983
Apidos CLO XVIII Series 2014-18A Class A1 (b)(c)
07/22/26	1.646%	11,075,000	11,013,777
Ares XXX CLO Ltd. Series 2014-30A Class A2 (b)(c)
04/20/23	1.018%	7,305,000	7,269,417
Atrium X Series 10A Class B1 (b)(c)
07/16/25	1.883%	3,245,000	3,126,798
BA Credit Card Trust Series 2014-A2 Class A (c)
09/16/19	0.424%	5,315,000	5,317,178
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,335,000	1,335,700
Barclays Dryrock Issuance Trust Series 2014-2 Class A (c)
03/16/20	0.494%	4,565,000	4,565,146
Cabela’s Master Credit Card Trust Series 2014-1 Class A (c)
03/16/20	0.504%	1,230,000	1,229,393
California Republic Auto Receivables Trust Series 2014-2 Class A2
03/15/17	0.540%	1,640,000	1,639,847
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3
09/16/19	0.960%	19,685,000	19,629,530
Carlyle Global Market Strategies CLO Series 2014-3A Class A1B (b)(c)
07/27/26	1.569%	7,250,000	7,228,410
Carlyle Global Market Strategies Series 2012-2AR Class A1R (b)(c)
07/20/23	1.532%	7,110,000	7,110,213
Chesapeake Funding LLC Series 2012-2A Class A (b)(c)
05/07/24	0.606%	2,063,333	2,066,538
Citibank Credit Card Issuance Trust
Series 2013-A6 Class A6
09/07/18	1.320%	21,390,000	21,533,206
Series 2014-A8 Class A8
04/09/20	1.730%	9,500,000	9,498,972
Citicorp Residential Mortgage Securities Trust Series 2007-2 Class A3 (c)
06/25/37	5.696%	125,176	125,179

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Countrywide Home Equity Loan Trust (c) Series 2007-S2 Class A3 (NPFGC)
05/25/37	5.813%	$1,101,118	$1,066,857
Series 2007-S2 Class A6 (NPFGC)
05/25/37	5.779%	1,657,816	1,645,038
Dryden Senior Loan Fund Series 2014-33A Class B (b)(c)
07/15/26	2.223%	7,350,000	7,214,620
Ford Credit Auto Owner Trust Series 2013-D Class A3
04/15/18	0.670%	9,215,000	9,207,233
GE Dealer Floorplan Master Note Trust Series 2014-1 Class A (c)
07/20/19	0.534%	5,970,000	5,969,891
GE Equipment Small Ticket LLC Series 2014-1A Class A2 (b)
08/24/16	0.590%	2,630,000	2,629,730
GE Equipment Transportation LLC Series 2014-1 Class A2
12/23/16	0.550%	1,875,000	1,874,317
Goldentree Loan Opportunities VIII Ltd. Series 2014-8A Class A (b)(c)
04/19/26	1.679%	10,750,000	10,737,842
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2 (b)
05/16/44	1.147%	3,180,000	3,182,264
Hertz Fleet Lease Funding LP Series 2013-3 Class A (b)(c)
12/10/27	0.704%	5,110,000	5,119,978
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A (b)(c)
05/15/18	0.504%	7,330,000	7,351,350
ING Investment Management CLO V Ltd. Series 2007-5A Class A1A (b)(c)
05/01/22	0.470%	9,281,697	9,234,759
MAPS CLO Fund II, Ltd. Series 2007-2A Class A1 (b)(c)
07/20/22	0.474%	6,845,000	6,749,163
MMAF Equipment Finance LLC Series 2014-AA Class A2 (b)
04/10/17	0.520%	4,885,000	4,880,175
Mercedes-Benz Auto Lease Trust Series 2013-B Class A3
07/15/16	0.620%	3,660,000	3,662,169
Mountain View CLO III Ltd. (b)(c)
Series 2007-3A Class A1
04/16/21	0.448%	8,713,382	8,683,146
Series 2007-3A Class A2
04/16/21	0.573%	735,000	719,051
New York City Tax Liens Trust Series 2014-A Class A (b)
11/10/27	1.030%	2,340,000	2,335,605

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	$4,105,000	$4,111,242
OZLM VII Ltd. (b)(c)
Series 2014-7A Class A1B
07/17/26	1.745%	7,065,000	7,063,552
Series 2014-7A Class A2A
07/17/26	2.305%	3,980,000	3,893,455
Oak Hill Credit Partners X Ltd. (b)(c)
Series 2014-10A Class A
07/20/26	1.724%	6,430,000	6,423,898
Series 2014-10A Class B
07/20/26	2.354%	7,350,000	7,307,907
Octagon Investment Partners XIX Ltd. Series 2014-A Class 1A (b)(c)
04/15/26	1.754%	3,555,000	3,555,590
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (b)(c)(d)
11/14/26	1.556%	7,165,000	7,165,000
SLM Student Loan Trust Series 2014-2 Class A1 (c)
07/25/19	0.405%	4,432,479	4,431,061
SMART Trust (b)
Series 2012-1USA Class A4A
12/14/17	2.010%	2,572,000	2,590,025
SMART Trust (c)
Series 2013-1US Class A3B
09/14/16	0.604%	1,245,880	1,246,221
Santander Drive Auto Receivables Trust (c)
Series 2014-2 Class A2B
07/17/17	0.474%	4,770,000	4,770,153
Series 2014-3 Class A2B
08/15/17	0.434%	2,800,000	2,800,090
Selene Non-Performing Loans LLC Series 2014-1A Class A (b)(c)
05/25/54	2.981%	1,899,821	1,889,180
Seneca Park CLO Ltd. (b)(c)
Series 2014-1A Class A
07/17/26	1.704%	4,455,000	4,456,644
Series 2014-1A Class B1
07/17/26	2.174%	2,555,000	2,482,126
SpringCastle America Funding LLC Series 2014-AA Class A (b)(d)
05/25/23	2.700%	5,355,000	5,354,465
Symphony CLO Ltd. Series 2014-14A Class B1 (b)(c)
07/14/26	2.280%	3,735,000	3,691,521
Symphony CLO V Ltd. Series 2007-5A Class A1 (b)(c)
01/15/24	0.984%	8,469,500	8,379,520
Symphony CLO XIV Ltd. Series 2014-14A Class A2 (b)(c)
07/14/26	1.710%	8,355,000	8,353,530

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
TAL Advantage V LLC Series 2014-2A Class A1 (b)
05/20/39	1.700%	$2,580,072	$2,582,542
TCF Auto Receivables Owner Trust Series 2014-1A Class A2 (b)
05/15/17	0.590%	6,165,000	6,163,425
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(c)
06/25/54	3.125%	2,082,000	2,071,505
Vericrest Opportunity Loan Transferee CMO Series 2013-NPL4 Class A1 (b)(c)
11/25/53	3.960%	803,733	807,125
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A3
04/20/18	0.700%	8,460,000	8,418,593
Westlake Automobile Receivables Trust Series 2014-1A Class A2 (b)
05/15/17	0.700%	2,665,000	2,663,679
World Financial Network Credit Card Master Trust Series 2014-A Class A (c)
12/15/19	0.534%	4,250,000	4,252,962
Total Asset-Backed Securities - Non-Agency (Cost: $348,364,789)			$348,674,566

Inflation-Indexed Bonds 1.9%
United States 1.9%
U.S. Treasury Inflation-Indexed Bond
04/15/17	0.125%	56,580,903	57,332,353
Total Inflation-Indexed Bonds (Cost: $57,402,711)			$57,332,353

U.S. Treasury Obligations 9.2%
U.S. Treasury
09/15/17	1.000%	14,550,000	14,527,273
08/31/19	1.625%	85,390,000	84,802,944
09/30/19	1.750%	9,005,000	8,993,041
07/31/21	2.250%	3,710,000	3,722,755
09/30/21	2.125%	3,535,000	3,512,906
08/15/24	2.375%	38,308,000	37,865,083
U.S. Treasury (i)
07/31/16	0.500%	67,652,000	67,659,915
05/15/44	3.375%	29,223,200	30,172,954
U.S. Treasury (j)
STRIPS
05/15/43	0.000%	55,917,000	21,526,927
Total U.S. Treasury Obligations (Cost: $273,081,068)			$272,783,798

Issuer	Coupon Rate	Principal Amount	Value

U.S. Government & Agency Obligations 2.9%
Residual Funding Corp. (j)
STRIPS
10/15/19	0.000%	$49,509,000	$44,604,737
10/15/20	0.000%	10,145,000	8,802,218
01/15/21	0.000%	10,255,000	8,820,018
STRIPS Senior Unsecured
07/15/20	0.000%	27,374,000	23,996,541
Total U.S. Government & Agency Obligations (Cost: $86,428,123)			$86,223,514

Foreign Government Obligations(a)(k) 2.2%
BRAZIL 0.3%
Brazilian Government International Bond
Senior Unsecured
01/20/34	8.250%	1,843,000	2,474,227
01/07/41	5.625%	5,544,000	5,733,217
Total			8,207,444
CHILE 0.1%
Chile Government International Bond Senior Unsecured
10/30/22	2.250%	1,650,000	1,559,250
COLOMBIA 0.2%
Colombia Government International Bond Senior Unsecured
01/18/41	6.125%	6,151,000	7,166,771
DENMARK 0.3%
Danske Bank A/S (c)
12/31/49	5.750%	EUR 7,238,000	9,107,677
FRANCE 0.1%
Electricite de France SA Subordinated Notes (b)(c)
12/31/49	5.250%	2,592,000	2,634,120
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	2,855,000	3,643,294
MEXICO 0.2%
Mexico Government International Bond
Senior Unsecured
03/15/22	3.625%	3,380,000	3,435,770
03/08/44	4.750%	1,380,000	1,369,650
Total			4,805,420

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(k) (continued)
POLAND 0.1%
Poland Government International Bond Senior Unsecured
03/23/22	5.000%	$3,270,000	$3,592,913
QATAR 0.1%
Nakilat, Inc. Senior Secured (b)
12/31/33	6.067%	3,630,000	4,097,362
TURKEY 0.2%
Turkey Government International Bond Senior Unsecured
01/14/41	6.000%	4,665,000	4,828,275
UNITED KINGDOM 0.5%
Lloyds Banking Group PLC (c)
12/31/49	7.500%	14,661,000	15,100,830
Total Foreign Government Obligations (Cost: $64,681,222)			$64,743,356

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.8%
California 0.1%
Los Angeles Unified School District Unlimited General Obligation Bonds Taxable Build America Bonds Series 2009
07/01/34	5.750%	$1,260,000	$1,522,798
Illinois —%
City of Chicago Waterworks Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	1,020,000	1,278,999
Kentucky 0.3%
Kentucky Asset Liability Commission Taxable Revenue Bonds Series 2010
04/01/18	3.165%	9,097,671	9,435,377

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Ohio 0.2%
JobsOhio Beverage System Taxable Revenue Bonds Series 2013B
01/01/35	4.532%	$4,210,000	$4,334,616
Puerto Rico 0.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (l)
07/01/35	8.000%	2,055,000	1,808,441
Puerto Rico Sales Tax Financing Corp. (l)
Revenue Bonds
1st Subordinated Series 2009A
08/01/44	6.500%	685,000	575,544
1st Subordinated Series 2009A-1
08/01/43	5.250%	1,715,000	1,260,302
1st Subordinated Series 2010C
08/01/41	5.250%	3,645,000	2,689,463
Total			6,333,750
Total Municipal Bonds (Cost: $22,381,173)			$22,905,540

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt 2.3%
Banking 2.0%
Citigroup Capital XIII (c)
10/30/40	7.875%	$913,160	$24,582,267
HSBC Holdings PLC
12/31/49	8.000%	102,410	2,728,202
M&T Bank Corp. (c)
12/31/49	6.375%	800	795,600
12/31/49	6.375%	5,930	5,959,650
PNC Financial Services Group, Inc. (The) (c)
12/31/49	6.125%	192,095	5,246,115
State Street Corp. (c)
12/31/49	5.900%	172,495	4,424,497
U.S. Bancorp (c)
12/31/49	6.500%	313,494	8,991,008
Wells Fargo & Co. (c)
12/31/49	5.850%	314,465	8,059,738
Total			60,787,077
Building Materials 0.2%
Stanley Black & Decker, Inc.
07/25/52	5.750%	204,525	5,047,677

Issuer	Coupon Rate	Principal Amount	Value

Preferred Debt (continued)
Property & Casualty 0.1%
Allstate Corp. (The) (c)
01/15/53	5.100%	$91,940	$2,251,610
Total Preferred Debt (Cost: $69,109,815)			$68,086,364

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 1.0%
Chemicals —%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (c)(m)
02/01/20	3.750%	$218,069	$213,481
Food and Beverage 0.9%
HJ Heinz Co. (c)(m)
Tranche B-1 Term Loan
06/07/19	3.250%	15,604,273	15,370,209
Tranche B-2 Term Loan
06/05/20	3.500%	11,220,468	11,068,992
Total			26,439,201
Gaming —%
Scientific Games International, Inc. Tranche B2 Term Loan (c)(d)(m)
08/01/21	6.000%	151,761	148,671
Health Care 0.1%
American Renal Holdings, Inc. 2nd Lien Term Loan (c)(m)
03/20/20	8.500%	223,000	220,770
CHS/Community Health Systems, Inc. Tranche D Term Loan (c)(m)
01/27/21	4.250%	102,228	101,853
ConvaTec, Inc. Term Loan (c)(m)
12/22/16	4.000%	90,129	89,379
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (c)(m)
07/03/19	4.250%	654,663	646,893
United Surgical Partners International, Inc. Tranche B Term Loan (c)(m)
04/03/19	4.750%	210,958	210,280
Total			1,269,175

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (c)(m)
12/28/20	6.250%	$85,000	$85,000
Playa Resorts Holdings Term Loan (c)(m)
08/09/19	4.000%	120,780	118,968
Total			203,968
Metals —%
Arch Coal, Inc. Term Loan (c)(m)
05/16/18	6.250%	331,394	302,914
Property & Casualty —%
Asurion LLC (c)(m)
2nd Lien Term Loan
03/03/21	8.500%	234,420	236,544
Tranche B-1 Term Loan
05/24/19	5.000%	337,955	335,971
Total			572,515
Technology —%
Applied Systems, Inc. (c)(m)
1st Lien Term Loan
01/25/21	4.250%	30,768	30,383
2nd Lien Term Loan
01/24/22	7.500%	36,000	35,847
Blue Coat Systems, Inc. 2nd Lien Term Loan (c)(m)
06/26/20	9.500%	382,000	379,135
Total			445,365
Total Senior Loans (Cost: $30,160,013)			$29,595,290

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 2.0%
UNITED STATES 2.0%
U.S. Treasury Bills (i)
12/26/14	0.020%	$60,257,000	$60,254,831
Total Treasury Bills (Cost: $60,251,956)			$60,254,831

	Shares	Value

Money Market Funds 0.2%
Columbia Short-Term Cash Fund, 0.093% (n)(o)	6,701,334	$6,701,334

Total Money Market Funds (Cost: $6,701,334)		$6,701,334
Total Investments (Cost: $3,121,045,418) (p)		$3,143,679,988(q)
Other Assets & Liabilities, Net		(171,459,731)
Net Assets		$2,972,220,257

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities LLC	10/8/2013	12,126,000 EUR	15,759,170 USD	442,789	—

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $3,535,982 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	475	USD	103,950,781	12/2014	14,495	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO-BOBL	(103)	EUR	(16,641,650)	12/2014	—	(39,566)
US 5YR NOTE	(701)	USD	(82,898,725)	12/2014	53,877	—
US 10YR NOTE	(539)	USD	(67,181,300)	12/2014	240,039	—
US LONG BOND	(428)	USD	(59,023,875)	12/2014	401,494	—
US ULTRA T-BOND	(156)	USD	(23,790,000)	12/2014	169,079	—
Total					864,489	(39,566)

Credit Default Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $3,815,000 were pledged as collateral to cover open credit default swap contracts.

At September 30, 2014, securities totaling $14,424,715 were pledged as collateral to cover open centrally cleared credit default swap contracts.

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Toll Brothers, Inc.	09/20/2019	1.00	6,655,000	243,692	(190,538)	(1,664)	51,490	—
Citibank	Campbell Soup Co.	09/20/2019	1.00	3,595,000	(44,876)	56,177	(899)	10,402	—
Citibank	CDX Emerging Markets Index 21-V1	06/20/2019	5.00	6,720,000	(643,565)	738,720	(8,400)	86,755	—
Citibank	H.J. Heinz Company	09/20/2018	1.00	5,885,000	16,947	(148,465)	(1,471)	—	(132,989)
Citibank	Marriott International, Inc.	06/20/2019	1.00	5,855,000	(156,050)	138,127	(1,464)	—	(19,387)
Citibank	Marriott International, Inc.	12/20/2019	1.00	6,935,000	(170,956)	170,956	(1,734)	—	(1,734)

Counterparty	Reference Entity		Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	McDonald’s Corp.		06/20/2019	1.00	6,810,000	(243,161)	256,516	(1,703)	11,652	—
Citibank	Morgan Stanley		06/20/2019	1.00	15,050,000	(114,268)	183,283	(3,763)	65,252	—
Citibank	Nordstrom, Inc.		9/20/2019	1.00	3,595,000	(67,843)	70,902	(899)	2,160	—
Citibank	Safeway, Inc.		3/20/2019	1.00	1,765,000	161,933	(177,727)	(441)	—	(16,235)
Citibank	Telecom Italia SPA		9/20/2019	1.00	2,515,000	102,543	(107,360)	(629)	—	(5,446)
Goldman Sachs International	Bank of America Corp.		9/20/2019	1.00	24,330,000	(269,884)	345,691	(6,083)	69,724	—
Goldman Sachs International	Barclays Bank, PLC		06/20/2019	1.00	16,615,000	(303,754)	171,257	(4,154)	—	(136,651)
Goldman Sachs International	Cardinal Health, Inc.		09/20/2019	1.00	3,595,000	(108,565)	107,029	(899)	—	(2,435)
Goldman Sachs International	CDX Emerging Markets Index 21-V1		06/20/2019	5.00	7,089,600	(678,961)	822,642	(8,862)	134,819	—
Goldman Sachs International	Citigroup, Inc.		09/20/2019	1.00	15,110,000	(171,279)	229,197	(3,777)	54,141	—
Goldman Sachs International	Citigroup, Inc.		12/20/2019	1.00	9,940,000	(102,253)	87,897	(2,485)	—	(16,841)
Goldman Sachs International	Costco Wholesale Corp.		09/20/2019	1.00	3,595,000	(140,544)	135,525	(899)	—	(5,918)
Goldman Sachs International	D.R. Horton, Inc.		09/20/2019	1.00	7,225,000	320,166	(384,931)	(1,806)	—	(66,571)
Goldman Sachs International	H.J. Heinz Company		12/20/2018	1.00	12,730,000	75,360	(288,914)	(3,183)	—	(216,737)
Goldman Sachs International	Home Depot, Inc.		06/20/2019	1.00	5,165,000	(175,104)	168,750	(1,291)	—	(7,645)
Goldman Sachs International	Home Depot, Inc.		12/20/2019	1.00	31,900,000	(1,121,870)	1,121,870	(7,975)	—	(7,975)
Goldman Sachs International	Nucor Corp.		06/20/2019	1.00	9,705,000	(229,323)	197,876	(2,427)	—	(33,874)
Goldman Sachs International	Safeway, Inc.		03/20/2019	1.00	3,530,000	323,866	(318,317)	(882)	4,667	—
Goldman Sachs International	Safeway, Inc.		06/20/2019	1.00	5,500,000	591,555	(465,445)	(1,375)	124,735	—
Goldman Sachs International	Textron, Inc.		12/20/2019	1.00	13,455,000	(72,504)	72,504	(3,364)	—	(3,364)
Goldman Sachs International	Toll Brothers, Inc.		09/20/2019	1.00	21,165,000	775,018	(605,972)	(5,291)	163,755	—
JPMorgan	Barclays Bank, PLC		06/20/2019	1.00	3,070,000	(56,126)	48,680	(767)	—	(8,213)
JPMorgan	Baxter International, Inc.		09/20/2019	1.00	3,595,000	(121,790)	125,508	(899)	2,819	—
JPMorgan	Campbell Soup Co.		09/20/2019	1.00	5,455,000	(68,095)	67,082	(1,364)	—	(2,377)
JPMorgan	CDX Emerging Markets Index 21-V1		06/20/2019	5.00	10,238,400	(980,517)	1,153,843	(12,798)	160,528	—
JPMorgan	D.R. Horton, Inc.		12/20/2019	1.00	23,990,000	1,220,553	(1,355,283)	(5,998)	—	(140,728)
JPMorgan	Humana, Inc.		09/20/2019	1.00	3,595,000	(73,903)	78,740	(899)	3,938	—
JPMorgan	L Brands, Inc.		09/20/2019	1.00	13,575,000	432,258	(340,719)	(3,394)	88,145	—
JPMorgan	Starwood Hotels & Resorts Worldwide, Inc	.	09/20/2019	1.00	3,595,000	(56,110)	69,164	(899)	12,155	—
JPMorgan	WellPoint, Inc.		09/20/2019	1.00	3,595,000	(95,918)	95,386	(899)	—	(1,431)
Morgan Stanley	Goldman Sachs Group, Inc.		09/20/2019	1.00	17,470,000	(80,435)	189,537	(4,368)	104,734	—
Morgan Stanley	Safeway, Inc.		03/20/2019	1.00	1,765,000	161,933	(177,727)	(441)	—	(16,235)

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 22-V1	06/20/2019	5.00	173,527,200	3,367,183	—	(216,909)	3,150,274	—
Morgan Stanley*	CDX North America Investment Grade 22-V1	06/20/2019	1.00	318,000,000	642,787	—	(79,500)	563,287	—
Total								4,865,432	(842,786)

*Centrally cleared swap contract

Notes to Portfolio of Investments

(a)                                Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)                                Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $596,916,531 or 20.08% of net assets.

(c)                                Variable rate security.

(d)                                Represents a security purchased on a when-issued or delayed delivery basis.

(e)                                Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $346,228, which represents 0.01% of net assets.  Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-08-1995	346,228

(f)                                  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $346,228, which represents 0.01% of net assets.

(g)                                The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(h)                                Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(i)                                   This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts and swap contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(j)                                   Zero coupon bond.

(k)                                Principal and interest may not be guaranteed by the government.

(l)                                   Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States.  At September 30, 2014, the value of these securities amounted to $6,333,750 or 0.21% of net assets.

(m)                             Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(n)                                The rate shown is the seven-day current annualized yield at September 30, 2014.

(o)                                As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	171,499,384	568,644,391	(733,442,441)	6,701,334	39,897	6,701,334

(p)                                At September 30, 2014, the cost of securities for federal income tax purposes was approximately $3,121,045,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$46,504,000
Unrealized Depreciation	(23,869,000)
Net Unrealized Appreciation	$22,635,000

(q)                                Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation

CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation
PIK	Payment-in-Kind
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend
EUR	Euro
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—
Leisure	—	831,622	346,228	1,177,850
All Other Industries	—	1,222,906,525	—	1,222,906,525
Residential Mortgage-Backed Securities - Agency	—	491,999,645	—	491,999,645
Residential Mortgage-Backed Securities - Non-Agency	—	90,031,246	32,656,735	122,687,981
Commercial Mortgage-Backed Securities - Non-Agency	—	156,932,371	2,705,330	159,637,701
Asset-Backed Securities - Agency	—	127,969,340	—	127,969,340
Asset-Backed Securities - Non-Agency	—	334,083,596	14,590,970	348,674,566
Inflation-Indexed Bonds	—	57,332,353	—	57,332,353
U.S. Treasury Obligations	251,256,871	21,526,927	—	272,783,798
U.S. Government & Agency Obligations	—	86,223,514	—	86,223,514
Foreign Government Obligations	—	64,743,356	—	64,743,356
Municipal Bonds	—	22,905,540	—	22,905,540
Preferred Debt	68,086,364	—	—	68,086,364
Total Bonds	319,343,235	2,677,486,035	50,299,263	3,047,128,533
Other
Senior Loans
Lodging	—	118,968	85,000	203,968
Technology	—	66,230	379,135	445,365
All Other Industries	—	28,945,957	—	28,945,957
Total Other	—	29,131,155	464,135	29,595,290
Short-Term Securities
Treasury Bills	60,254,831	—	—	60,254,831
Total Short-Term Securities	60,254,831	—	—	60,254,831
Mutual Funds
Money Market Funds	6,701,334	—	—	6,701,334
Total Mutual Funds	6,701,334	—	—	6,701,334
Investments in Securities	386,299,400	2,706,617,190	50,763,398	3,143,679,988
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	442,789	—	442,789
Futures Contracts	878,984	—	—	878,984
Swap Contracts	—	4,865,432	—	4,865,432
Liabilities
Futures Contracts	(39,566)	—	—	(39,566)
Swap Contracts	—	(842,786)	—	(842,786)
Total	387,138,818	2,711,082,625	50,763,398	3,148,984,841

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Agency ($)	Asset-Backed Securities - Non-Agency ($)	Senior Loans ($)	Total ($)
Balance as of December 31, 2013	662,372	19,397,169	8,990,948	12,652,802	—	729,660	42,432,951
Accrued discounts/premiums	—	(12,373)	—	—	—	(93)	(12,466)
Realized gain (loss)	—	162,043	1,358	—	—	7,976	171,377
Change in unrealized depreciation(a)	—	(22,950)	(6,846)	—	(8,504)	(17,603)	(55,903)
Sales	(316,144)	(8,744,394)	(5,016,505)	—	—	(252,293)	(14,329,336)
Purchases	—	21,877,240	—	—	14,599,474	—	36,476,714
Transfers into Level 3	—	—	—	—	—	387,730	387,730
Transfers out of Level 3	—	—	(1,263,625)	(12,652,802)	—	(391,242)	(14,307,669)
Balance as of September 30, 2014	346,228	32,656,735	2,705,330	—	14,590,970	464,135	50,763,398

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $(3,888), which is comprised of Residential Mortgage-Backed Securities - Non-Agency of $23,036, Commercial Mortgage-Backed Securities - Non-Agency of $(7,912), Asset-Backed Securities - Non-Agency of $(8,504) and Senior Loans of $(10,508).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, single market quotations from broker dealers, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates

Certain seniors loans, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management’s determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Dividend Opportunity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 91.2%
CONSUMER DISCRETIONARY 2.6%
Household Durables 0.8%
Leggett & Platt, Inc.	834,438	$29,138,575
Media 1.8%
Gannett Co., Inc.	252,120	7,480,401
National CineMedia, Inc.	832,418	12,078,385
Pearson PLC	1,092,704	21,965,822
Regal Entertainment Group, Class A	993,701	19,754,776
Total		61,279,384
TOTAL CONSUMER DISCRETIONARY		90,417,959
CONSUMER STAPLES 15.5%
Beverages 1.0%
Coca-Cola Co. (The)	787,793	33,607,249
Food & Staples Retailing 0.8%
SYSCO Corp.	732,234	27,788,280
Food Products 2.1%
ConAgra Foods, Inc.	287,820	9,509,573
Kraft Foods Group, Inc.	805,698	45,441,367
Unilever PLC	383,772	16,063,907
Total		71,014,847
Household Products 3.6%
Kimberly-Clark Corp.	227,152	24,434,741
Procter & Gamble Co. (The)	1,212,483	101,533,326
Total		125,968,067
Tobacco 8.0%
Altria Group, Inc.	2,816,411	129,385,921
British American Tobacco PLC	293,410	16,533,831
Imperial Tobacco Group PLC	573,985	24,713,474
Lorillard, Inc.	1,033,404	61,911,234
Philip Morris International, Inc.	508,949	42,446,347
Total		274,990,807
TOTAL CONSUMER STAPLES		533,369,250
ENERGY 12.2%
Energy Equipment & Services 0.1%
Transocean Ltd.	91,912	2,938,427
Oil, Gas & Consumable Fuels 12.1%
BP PLC, ADR	940,540	41,336,733
Chevron Corp.	819,209	97,748,018

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,060,775	$81,170,503
Occidental Petroleum Corp.	865,460	83,213,979
Royal Dutch Shell PLC, Class A	1,216,159	46,482,097
Spectra Energy Corp.	648,992	25,479,426
Total SA	655,803	42,465,949
Total		417,896,705
TOTAL ENERGY		420,835,132
FINANCIALS 4.3%
Banks 2.7%
Bank of Montreal	492,513	36,258,807
JPMorgan Chase & Co.	911,054	54,881,893
Total		91,140,700
Capital Markets 1.6%
BlackRock, Inc.	133,276	43,757,176
New Mountain Finance Corp.	845,046	12,413,726
Total		56,170,902
TOTAL FINANCIALS		147,311,602
HEALTH CARE 18.0%
Pharmaceuticals 18.0%
AbbVie, Inc.	1,028,098	59,382,940
Bristol-Myers Squibb Co.	706,518	36,159,591
Eli Lilly & Co.	750,971	48,700,469
Johnson & Johnson	1,488,445	158,653,353
Merck & Co., Inc.	2,082,589	123,455,876
Novartis AG, ADR	228,207	21,481,125
Pfizer, Inc.	3,764,915	111,328,537
Roche Holding AG, Genusschein Shares	146,672	43,312,696
Sanofi	165,577	18,721,906
Total		621,196,493
TOTAL HEALTH CARE		621,196,493
INDUSTRIALS 5.3%
Aerospace & Defense 2.9%
BAE Systems PLC	2,425,325	18,460,780
Lockheed Martin Corp.	449,192	82,103,314
Total		100,564,094
Commercial Services & Supplies 1.0%
RR Donnelley & Sons Co.	1,342,132	22,091,493
West Corp.	412,298	12,146,299
Total		34,237,792

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.4%
General Electric Co.	1,835,325	$47,021,027
TOTAL INDUSTRIALS		181,822,913
INFORMATION TECHNOLOGY 13.9%
Communications Equipment 3.5%
Cisco Systems, Inc.	4,755,932	119,706,808
IT Services 0.4%
Paychex, Inc.	309,060	13,660,452
Semiconductors & Semiconductor Equipment 5.0%
Analog Devices, Inc.	242,428	11,997,762
Intel Corp.	3,086,343	107,466,463
Maxim Integrated Products, Inc.	280,093	8,470,012
Microchip Technology, Inc.	951,916	44,958,993
Total		172,893,230
Software 3.8%
Microsoft Corp.	2,846,448	131,961,329
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	307,267	30,957,150
Seagate Technology PLC	171,920	9,845,859
Total		40,803,009
TOTAL INFORMATION TECHNOLOGY		479,024,828
MATERIALS 3.6%
Chemicals 1.5%
Dow Chemical Co. (The)	161,353	8,461,351
LyondellBasell Industries NV, Class A	393,699	42,779,334
Total		51,240,685
Containers & Packaging 1.4%
Packaging Corp. of America	752,510	48,025,188
Metals & Mining 0.7%
BHP Billiton Ltd.	596,851	17,591,296
Rio Tinto PLC	160,416	7,860,366
Total		25,451,662
TOTAL MATERIALS		124,717,535

Issuer		Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 8.4%
Diversified Telecommunication Services 7.6%
AT&T, Inc.		1,471,952	$51,871,589
BCE, Inc.		459,577	19,651,897
BCE, Inc.		581,483	24,864,213
CenturyLink, Inc.		1,404,712	57,438,674
Orange SA		1,177,319	17,568,678
Telstra Corp., Ltd.		4,471,609	20,747,283
Verizon Communications, Inc.		1,380,516	69,011,995
Total			261,154,329
Wireless Telecommunication Services 0.8%
Vodafone Group PLC		3,172,706	10,454,784
Vodafone Group PLC, ADR		490,764	16,141,228
Total			26,596,012
TOTAL TELECOMMUNICATION SERVICES			287,750,341
UTILITIES 7.4%
Electric Utilities 4.2%
American Electric Power Co., Inc.		282,551	14,751,988
Duke Energy Corp.		769,909	57,566,096
PPL Corp.		619,998	20,360,734
Southern Co. (The)		394,305	17,211,413
Terna Rete Elettrica Nazionale SpA		4,587,685	23,028,216
Xcel Energy, Inc.		447,901	13,616,191
Total			146,534,638
Multi-Utilities 3.2%
Ameren Corp.		433,969	16,634,032
National Grid PLC		2,083,422	29,948,998
PG&E Corp.		392,008	17,656,040
Public Service Enterprise Group, Inc.		323,027	12,029,525
SCANA Corp.		165,656	8,218,194
Sempra Energy		241,505	25,449,797
Total			109,936,586
TOTAL UTILITIES			256,471,224
Total Common Stocks (Cost: $2,715,900,335)			$3,142,917,277

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes 6.8%
Goldman Sachs Group, Inc. (The) (a)
Senior Unsecured
(linked to common stock of Apple, Inc.)
11/06/14	4.000%	973,340	$97,804,318
(linked to common stock of Bank of America Corp.)
11/17/14	6.000%	2,104,470	34,356,861
(linked to common stock of Walgreen Co.)
10/22/14	10.250%	190,120	11,336,696

Issuer	Coupon Rate	Shares	Value

Equity-Linked Notes (continued)
JPMorgan Chase & Co. (a)
Senior Unsecured
(linked to common stock of Delta Air Lines, Inc.)
12/23/14	8.260%	$327,500	$11,979,950
(linked to common stock of United Continental Holdings, Inc.)
12/23/14	12.580%	322,900	15,318,376
JPMorgan Chase Bank NA
Senior Unsecured
(linked to common stock of Dow Chemical Co. (The)) (a)
11/03/14	4.000%	878,400	46,274,112
Wells Fargo Bank NA
Senior Unsecured
(linked to common stock of Comcast Corp.) (a)
11/05/14	4.000%	289,290	15,540,659

Total Equity-Linked Notes (Cost: $232,826,392)			$232,610,972

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	100,064,059	$100,064,059
Total Money Market Funds (Cost: $100,064,059)		$100,064,059
Total Investments
(Cost: $3,048,790,786)		$3,475,592,308(d)
Other Assets & Liabilities, Net		(31,203,961)
Net Assets		$3,444,388,347

Notes to Portfolio of Investments

(a)                                Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $232,610,972 or 6.75% of net assets.

(b)                                The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)                                As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	79,377,224	1,397,334,237	(1,376,647,402)	100,064,059	54,923	100,064,059

(d)                                Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                    American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	68,452,137	21,965,822	—	90,417,959
Consumer Staples	476,058,038	57,311,212	—	533,369,250
Energy	331,887,085	88,948,047	—	420,835,132
Financials	147,311,602	—	—	147,311,602
Health Care	559,161,891	62,034,602	—	621,196,493
Industrials	163,362,132	18,460,781	—	181,822,913
Information Technology	479,024,828	—	—	479,024,828
Materials	99,265,873	25,451,662	—	124,717,535
Telecommunication Services	238,979,596	48,770,745	—	287,750,341
Utilities	203,494,010	52,977,214	—	256,471,224
Total Equity Securities	2,766,997,192	375,920,085	—	3,142,917,277
Other
Equity-Linked Notes	—	232,610,972	—	232,610,972
Total Other	—	232,610,972	—	232,610,972
Mutual Funds
Money Market Funds	100,064,059	—	—	100,064,059
Total Mutual Funds	100,064,059	—	—	100,064,059
Total	2,867,061,251	608,531,057	—	3,475,592,308

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes(a) 13.8%
BRAZIL 4.0%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL	$11,300,000	$4,524,155
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	2,000,000	734,883
Samarco Mineracao SA (b)
Senior Unsecured
11/01/22	4.125%		1,900,000	1,735,920
10/24/23	5.750%		800,000	822,400
Vale SA Senior Unsecured
09/11/42	5.625%		1,000,000	978,419
Total				8,795,777
CHILE 0.7%
ENTEL Chile SA Senior Unsecured (b)
08/01/26	4.750%		600,000	598,548
Inversiones CMPC SA (b)
09/15/24	4.750%		1,000,000	985,905
Total				1,584,453
GUATEMALA 1.4%
Agromercantil Senior Trust (b)
04/10/19	6.250%		674,000	700,117
Comcel Trust (b)
02/06/24	6.875%		1,300,000	1,371,500
Industrial Senior Trust (b)
11/01/22	5.500%		1,000,000	987,500
Total				3,059,117
KAZAKHSTAN 0.4%
Zhaikmunai LLP
11/13/19	7.125%		794,000	831,715
MEXICO 1.9%
America Movil SAB de CV Senior Unsecured
12/05/22	6.450%	MXN	20,000,000	1,466,254
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	16,571,619	1,243,134
Grupo Televisa SAB Senior Unsecured
05/14/43	7.250%	MXN	14,630,000	916,560
Mexichem SAB de CV (b)
09/17/44	5.875%		600,000	583,500
Total				4,209,448

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
PANAMA 0.6%
Panama Canal Railway Co. Senior Secured
11/01/26	7.000%		$1,244,466	$1,230,777
PERU 0.5%
Corp. Azucarera del Peru SA (b)
08/02/22	6.375%		1,300,000	1,209,000
RUSSIAN FEDERATION 1.9%
EDC Finance Ltd. (b)
04/17/20	4.875%		600,000	540,000
Sibur Securities Ltd. (b)
01/31/18	3.914%		1,500,000	1,376,250
VimpelCom Holdings BV (b)
02/13/18	9.000%	RUB	47,600,000	1,129,572
03/01/22	7.504%		1,260,000	1,283,625
Total				4,329,447
TURKEY 0.3%
Turkiye Sise ve Cam Fabrikalari AS Senior Unsecured (b)
05/09/20	4.250%		773,000	739,680
UKRAINE 1.0%
MHP SA (b)
04/02/20	8.250%		2,500,000	2,125,000
UNITED KINGDOM 0.9%
Tullow Oil PLC (b)
04/15/22	6.250%		2,000,000	1,955,000
UNITED STATES 0.2%
Kosmos Energy Ltd. Senior Secured (b)
08/01/21	7.875%		528,000	533,280
Total Corporate Bonds & Notes (Cost: $33,841,982)				$30,602,694

Inflation-Indexed Bonds 3.0%
URUGUAY 3.0%
Uruguay Government International Bond
Senior Unsecured
09/14/18	5.000%	UYU	87,506,971	3,834,505

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (continued)
URUGUAY (CONTINUED)
12/15/28	4.375%	UYU	$62,895,630	$2,844,407
Total				6,678,912
Total Inflation-Indexed Bonds (Cost: $7,289,466)				$6,678,912

Foreign Government Obligations(a)(c) 79.8%
ARGENTINA 1.3%
Argentina Bonar Bonds
04/17/17	7.000%		3,030,660	2,704,864
Provincia de Buenos Aires Senior Unsecured (b)
01/26/21	10.875%		290,000	263,900
Total				2,968,764
BRAZIL 3.2%
Centrais Eletricas Brasileiras SA Senior Unsecured (b)
10/27/21	5.750%		1,900,000	1,921,375
Petrobras International Finance Co. SA
03/15/19	7.875%		300,000	343,974
01/27/21	5.375%		2,420,000	2,453,492
01/20/40	6.875%		2,390,000	2,468,488
Total				7,187,329
COLOMBIA 4.9%
Colombia Government International Bond
Senior Unsecured
06/28/27	9.850%	COP	2,734,000,000	1,703,320
01/18/41	6.125%		2,410,000	2,807,986
Ecopetrol SA
Senior Unsecured
01/16/25	4.125%		600,000	580,500
05/28/45	5.875%		900,000	911,250
Emgesa SA ESP Senior Unsecured
01/25/21	8.750%	COP	1,838,000,000	967,116
Empresas Publicas de Medellin ESP (b)
Senior Unsecured
02/01/21	8.375%	COP	7,150,000,000	3,718,362
09/10/24	7.625%	COP	562,000,000	278,725
Total				10,967,259
CROATIA 1.2%
Croatia Government International Bond Senior Unsecured (b)
01/26/24	6.000%		2,534,000	2,701,877

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
DOMINICAN REPUBLIC 5.0%
Banco de Reservas de La Republica Dominicana Subordinated Notes (b)
02/01/23	7.000%		$1,450,000	$1,475,375
Dominican Republic International Bond (b)
07/05/19	15.000%	DOP	80,000,000	2,117,004
01/08/21	14.000%	DOP	53,728,000	1,377,328
Senior Unsecured
05/06/21	7.500%		100,000	112,382
04/20/27	8.625%		3,150,000	3,811,500
04/30/44	7.450%		2,000,000	2,150,000
Total				11,043,589
EL SALVADOR 0.4%
El Salvador Government International Bond Senior Unsecured (b)
04/10/32	8.250%		760,000	875,900
GEORGIA 1.1%
Georgian Railway JSC Senior Unsecured (b)
07/11/22	7.750%		2,246,000	2,521,584
GHANA 0.5%
Republic of Ghana (b)
08/07/23	7.875%		600,000	601,500
01/18/26	8.125%		400,000	401,000
Total				1,002,500
GUATEMALA 1.0%
Guatemala Government Bond Senior Unsecured (b)
06/06/22	5.750%		2,050,000	2,260,125
HUNGARY 4.1%
Hungary Government International Bond
Senior Unsecured
03/29/21	6.375%		2,830,000	3,176,675
11/22/23	5.750%		522,000	565,718
03/25/24	5.375%		2,266,000	2,399,127
03/29/41	7.625%		1,600,000	2,040,000
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%		936,000	992,357
Total				9,173,877
INDONESIA 11.4%
Indonesia Government International Bond (b)
Senior Unsecured
04/25/22	3.750%		333,000	321,345
01/17/38	7.750%		4,160,000	5,283,200

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
INDONESIA (CONTINUED)
Indonesia Treasury Bond
Senior Unsecured
07/15/17	10.000%	IDR	$16,597,000,000	$1,430,189
04/15/19	7.875%	IDR	6,000,000,000	485,023
09/15/19	11.500%	IDR	24,050,000,000	2,239,561
11/15/20	11.000%	IDR	11,717,000,000	1,080,349
09/15/24	10.000%	IDR	19,530,000,000	1,763,069
03/15/29	9.000%	IDR	6,595,000,000	550,083
PT Pertamina Persero (b)
Senior Unsecured
05/03/22	4.875%		2,300,000	2,302,300
05/03/42	6.000%		2,460,000	2,355,450
PT Perusahaan Listrik Negara Senior Unsecured (b)
11/22/21	5.500%		7,300,000	7,619,540
Total				25,430,109
IVORY COAST 0.4%
Ivory Coast Government International Bond (b)
07/23/24	5.375%		300,000	286,125
Ivory Coast Government International Bond (d)
Senior Unsecured
12/31/32	5.750%		600,000	572,250
Total				858,375
KAZAKHSTAN 2.2%
KazMunayGas National Co. JSC (b)
Senior Unsecured
07/02/18	9.125%		520,000	607,100
05/05/20	7.000%		2,340,000	2,609,100
04/30/23	4.400%		750,000	721,039
04/30/43	5.750%		1,000,000	933,743
Total				4,870,982
MACEDONIA 0.2%
Macedonia Government Bond
07/24/21	3.975%	EUR	354,000	452,399
MEXICO 7.9%
Comision Federal de Electricidad Senior Unsecured (b)
02/14/42	5.750%		580,000	613,350
Mexican Bonos
06/11/20	8.000%	MXN	36,610,000	3,062,796
06/09/22	6.500%	MXN	51,170,000	3,938,740
06/03/27	7.500%	MXN	25,290,000	2,058,944
Petroleos Mexicanos
09/12/24	7.190%	MXN	5,730,000	430,852
06/02/41	6.500%		5,240,000	6,061,108
Petroleos Mexicanos (b)
01/23/45	6.375%		1,200,000	1,356,960
Total				17,522,750

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
MOROCCO 0.7%
Morocco Government International Bond Senior Unsecured (b)
12/11/22	4.250%		$1,462,000	$1,452,862
PANAMA 0.6%
Panama Government International Bond
07/25/22	5.625%		1,200,000	1,322,490
PARAGUAY 0.4%
Republic of Paraguay (b)
08/11/44	6.100%		749,000	792,068
PERU 2.0%
Corporacion Financiera de Desarrollo SA (b)
Senior Unsecured
07/15/19	3.250%		400,000	399,000
Corporacion Financiera de Desarrollo SA (b)(d)
Subordinated Notes
07/15/29	5.250%		743,000	753,216
Peru Enhanced Pass-Through Finance Ltd. Pass-Through Certificates (b)(e)
05/31/18	0.000%		2,431,414	2,276,790
Peruvian Government International Bond Senior Unsecured (b)
08/12/26	8.200%	PEN	2,618,000	1,077,661
Total				4,506,667
PHILIPPINES 1.4%
Philippine Government International Bond Senior Unsecured
01/15/21	4.950%	PHP	50,000,000	1,172,846
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (b)
12/02/24	7.390%		1,530,000	1,946,925
Total				3,119,771
REPUBLIC OF NAMIBIA 0.8%
Namibia International Bonds Senior Unsecured (b)
11/03/21	5.500%		1,630,000	1,727,963
REPUBLIC OF THE CONGO 0.7%
Republic of Congo Senior Unsecured (d)
06/30/29	3.500%		1,696,700	1,550,546

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
ROMANIA 1.7%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%		$3,216,000	$3,802,920
RUSSIAN FEDERATION 5.6%
Eurasian Development Bank Senior Unsecured
10/05/17	8.000%	RUB	12,600,000	299,124
Gazprom Neft OAO Via GPN Capital SA Senior Unsecured (b)
09/19/22	4.375%		2,000,000	1,733,000
Gazprom OAO Via Gaz Capital SA (b)
Senior Unsecured
03/07/22	6.510%		1,271,000	1,293,243
08/16/37	7.288%		2,020,000	2,131,100
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Unsecured (b)
12/27/17	5.298%		1,499,000	1,470,324
Russian Foreign Bond - Eurobond (b)
Senior Unsecured
04/04/42	5.625%		3,200,000	3,176,000
Russian Foreign Bond - Eurobond (b)(d)
Senior Unsecured
03/31/30	7.500%		1,454,100	1,628,927
Vnesheconombank Via VEB Finance PLC Senior Unsecured (b)
11/22/25	6.800%		653,000	637,184
Total				12,368,902
SENEGAL 0.1%
Senegal Government International Bond (b)
07/30/24	6.250%		264,000	263,340
SERBIA 0.4%
Republic of Serbia (b)
12/03/18	5.875%		861,000	895,440
SOUTH AFRICA 0.8%
Transnet SOC Ltd. Senior Unsecured (b)
07/26/22	4.000%		1,800,000	1,685,209
SOUTH KOREA 0.5%
Export-Import Bank of Korea (b)
02/15/15	5.000%	IDR	12,500,000,000	1,014,083

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
TRINIDAD AND TOBAGO 2.4%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	$4,200,000	$5,281,500
TURKEY 7.0%
Export Credit Bank of Turkey Senior Unsecured (b)
04/24/19	5.875%	1,560,000	1,649,700
Turkey Government International Bond
02/17/45	6.625%	1,400,000	1,566,250
Senior Unsecured
03/30/21	5.625%	3,950,000	4,196,875
03/25/22	5.125%	750,000	771,750
09/26/22	6.250%	2,081,000	2,289,100
02/05/25	7.375%	900,000	1,068,750
03/17/36	6.875%	3,560,000	4,080,828
Total			15,623,253
UKRAINE 0.3%
Ukraine Government International Bond Senior Unsecured (b)
02/23/21	7.950%	900,000	767,250
UNITED ARAB EMIRATES 0.6%
Abu Dhabi National Energy Co. (b)
Senior Unsecured
12/13/21	5.875%	1,020,000	1,184,534
05/06/24	3.875%	243,000	240,019
Total			1,424,553
URUGUAY 0.5%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	1,200,000	1,014,000
VENEZUELA 7.2%
Petroleos de Venezuela SA
04/12/17	5.250%	6,910,000	4,802,450
11/02/17	8.500%	2,119,500	1,669,106
11/17/21	9.000%	986,480	658,475
Senior Unsecured
10/28/15	5.000%	4,609,351	3,952,519
Venezuela Government International Bond
Senior Unsecured
12/01/18	7.000%	312,000	220,740
05/07/23	9.000%	7,078,800	4,778,190
Total			16,081,480
ZAMBIA 1.3%
Zambia Government International Bond (b)
09/20/22	5.375%	600,000	568,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
ZAMBIA (CONTINUED)
Senior Unsecured
04/14/24	8.500%	$2,125,000	$2,414,531
Total			2,983,031
Total Foreign Government Obligations (Cost: $182,753,398)			$177,514,747

	Shares	Value

Money Market Funds 1.7%
Columbia Short-Term Cash Fund, 0.093% (f)(g)	3,785,992	$3,785,992
Total Money Market Funds (Cost: $3,785,992)		$3,785,992
Total Investments
(Cost: $227,670,838) (h)		$218,582,345(i)
Other Assets & Liabilities, Net		3,683,409
Net Assets		$222,265,754

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	10/20/2014	58,862,000	1,562,931 RUB	79,531 USD	—
J.P. Morgan Securities, Inc.	11/03/2014	1,496,000	1,178,898 SGD	6,228 USD	—
Total				85,759	—

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $290,700 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(80)	USD	(9,460,625)	12/2014	33,630	—
US 10YR NOTE	(72)	USD	(8,974,125)	12/2014	3,267	—
US ULTRA T-BOND	(49)	USD	(7,472,500)	12/2014	26,177	—
Total			(25,907,250)		63,074	—

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $115,507,649 or 51.97% of net assets.

(c)	Principal and interest may not be guaranteed by the government.
(d)	Variable rate security.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	10,990,482	73,882,257	(81,086,747)	3,785,992	3,034	3,785,992

(h)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $227,671,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,162,000
Unrealized Depreciation	(14,251,000)
Net Unrealized Depreciation	$(9,089,000)

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
RUB	Russian Rouble
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                 Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                 Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                 Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Transportation Services	—	—	1,243,134	1,243,134
All Other Industries	—	29,359,560	—	29,359,560
Inflation-Indexed Bonds	—	6,678,912	—	6,678,912
Foreign Government Obligations	—	174,020,415	3,494,332	177,514,747
Total Bonds	—	210,058,887	4,737,466	214,796,353
Mutual Funds
Money Market Funds	3,785,992	—	—	3,785,992
Total Mutual Funds	3,785,992	—	—	3,785,992
Investments in Securities	3,785,992	210,058,887	4,737,466	218,582,345
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	85,759	—	85,759
Futures Contracts	63,074	—	—	63,074
Total	3,849,066	210,144,646	4,737,466	218,731,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of December 31, 2013	1,202,643	2,023,419	3,226,062
Accrued discounts/premiums	1,423	(17,631)	(16,208)
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	39,068	172,000	211,068
Sales	—	—	—
Purchases	—	1,316,544	1,316,544
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2014	1,243,134	3,494,332	4,737,466

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $211,068, which is comprised of Corporate Bonds & Notes of $39,068 and Foreign Government Obligations of $172,000.

Portfolio of Investments

Columbia Variable Portfolio – Emerging Markets Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.2%
BRAZIL 10.5%
AmBev SA, ADR	1,672,964	$10,957,914
BB Seguridade Participacoes SA	714,900	9,430,751
Estacio Participacoes SA	358,500	3,730,363
Hypermarcas SA (a)	728,700	5,251,463
International Meal Co. Holdings SA	340,000	2,491,921
Itaú Unibanco Holding SA, ADR	1,577,628	21,897,477
M. Dias Branco SA	80,400	3,224,540
Mills Estruturas e Servicos de Engenharia SA	381,200	2,800,113
Odontoprev SA	637,100	2,306,079
Petroleo Brasileiro SA, ADR	1,193,829	16,940,433
Qualicorp SA (a)	694,100	6,867,982
Raia Drogasil SA	270,700	2,351,172
Ultrapar Participacoes SA	451,600	9,577,186
Vale SA	587,400	6,462,540
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	472,500	7,327,586
Total		111,617,520
CHINA 17.7%
Alibaba Group Holding Ltd., ADR (a)	39,953	3,549,824
Anhui Conch Cement Co., Ltd., Class H	1,518,500	4,845,954
ANTA Sports Products Ltd.	1,472,000	2,991,250
Baidu, Inc., ADR (a)	21,357	4,660,738
China Animal Healthcare Ltd.	3,316,000	2,566,273
China Mengniu Dairy Co., Ltd.	1,538,000	6,329,006
China Pacific Insurance Group Co., Ltd., Class H	1,658,600	5,827,844
China Petroleum & Chemical Corp., Class H	8,338,200	7,292,948
Chongqing Changan Automobile Co., Ltd., Class B	2,694,415	5,787,986
CIMC Enric Holdings Ltd.	2,778,000	2,774,423
CSPC Pharmaceutical Group Ltd.	4,150,000	3,441,457
CT Environmental Group Ltd.	3,384,935	2,890,287
ENN Energy Holdings Ltd.	770,000	5,037,810
GCL-Poly Energy Holdings Ltd. (a)	19,112,000	7,005,462
Guangdong Investment Ltd.	5,514,000	6,445,821
iDreamsky Technology Ltd., ADR (a)	132,927	2,261,088
Industrial & Commercial Bank of China Ltd., Class H	17,280,000	10,800,117
Luye Pharma Group Ltd. (a)	8,936,500	11,451,370
Ourgame International Holdings Ltd. (a)	2,734,000	1,413,050
Pax Global Technology Ltd. (a)	4,901,000	4,312,249
Qihoo 360 Technology Co., Ltd., ADR (a)	113,496	7,657,575
Sinotrans Ltd.	14,243,000	10,336,718

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Sunny Optical Technology Group Co., Ltd.	2,104,000	$3,116,940
Tencent Holdings Ltd.	1,524,700	22,689,745
Tianhe Chemicals Group Ltd. (a)(c)	30,142,000	7,181,427
Vipshop Holdings Ltd., ADS (a)	41,823	7,904,965
WH Group Ltd. (a)	13,019,500	10,697,491
WuXi PharmaTech (Cayman), Inc. ADR (a)	246,755	8,641,360
Zhuzhou CSR Times Electric Co., Ltd., Class H	2,269,000	8,762,280
Total		188,673,458
CZECH REPUBLIC 0.4%
Komercni Banka AS	17,195	4,091,386
GREECE 1.0%
National Bank of Greece SA (a)	3,585,309	10,505,949
HONG KONG 1.8%
Galaxy Entertainment Group Ltd.	728,000	4,226,789
Melco Crown Entertainment Ltd., ADR	232,652	6,116,421
Sands China Ltd.	1,582,800	8,257,156
Total		18,600,366
INDIA 13.3%
Apollo Hospitals Enterprise Ltd.	151,308	2,740,873
Bank of Baroda	239,439	3,482,084
DEN Networks Ltd. (a)	1,057,194	2,523,160
Dish TV India Ltd. (a)	5,169,053	4,492,253
Eicher Motors Ltd.	43,454	8,415,307
HCL Technologies Ltd.	292,597	8,115,784
HDFC Bank Ltd., ADR	246,821	11,496,922
ICICI Bank Ltd., ADR	313,733	15,404,290
IndusInd Bank Ltd.	414,317	4,155,974
ITC Ltd.	1,724,220	10,313,936
Just Dial Ltd.	111,617	2,938,346
Larsen & Toubro Ltd.	187,724	4,412,485
Lupin Ltd.	202,820	4,577,176
Maruti Suzuki India Ltd.	125,372	6,208,458
Motherson Sumi Systems Ltd.	1,408,494	8,998,205
Oil & Natural Gas Corp., Ltd.	513,251	3,389,450
Tata Motors Ltd.	779,596	6,332,040
Tech Mahindra Ltd.	207,000	8,320,680
Titan Co., Ltd.	508,563	3,356,095
Ultratech Cement Ltd.	171,598	7,297,968
UPL Ltd.	2,701,670	14,837,282
Total		141,808,768

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA 3.6%
PT Ace Hardware Indonesia Tbk	45,304,000	$3,290,610
PT Astra International Tbk	13,673,200	7,900,597
PT Bank Central Asia Tbk	6,472,300	6,946,070
PT Bank Rakyat Indonesia Persero Tbk	5,190,100	4,436,835
PT Matahari Department Store Tbk	5,765,400	7,679,978
PT Nippon Indosari Corpindo Tbk	44,787,500	4,190,213
PT Sumber Alfaria Trijaya Tbk	104,950,000	4,349,590
Total		38,793,893
MALAYSIA 0.5%
Tenaga Nasional Bhd	1,462,400	5,522,370
MEXICO 4.6%
Alfa SAB de CV, Class A	3,763,800	12,947,214
Cemex SAB de CV, ADR (a)	1,147,562	14,964,209
Grupo Financiero Banorte SAB de CV, Class O	2,076,200	13,296,151
Grupo Mexico SAB de CV, Class B	2,188,100	7,352,590
Total		48,560,164
PERU 1.6%
Credicorp Ltd.	76,274	11,699,669
Southern Copper Corp.	196,354	5,821,896
Total		17,521,565
PHILIPPINES 3.9%
Bloomberry Resorts Corp. (a)	9,967,600	2,994,000
GT Capital Holdings, Inc.	609,220	14,389,687
Metropolitan Bank & Trust Co.	7,527,377	14,546,825
Robinsons Retail Holdings, Inc.	3,198,970	4,512,168
SM Prime Holdings, Inc.	5,319,100	2,071,624
Universal Robina Corp.	703,990	2,923,235
Total		41,437,539
POLAND 0.5%
Bank Pekao SA	98,415	5,773,117
RUSSIAN FEDERATION 4.5%
Lukoil OAO, ADR	203,084	10,321,744
Magnit OJSC, GDR (b)	183,560	10,558,374
Mail.ru Group Ltd., GDR (a)(b)	343,797	9,664,134
MegaFon OAO (b)	29,219	741,578
MegaFon OAO Registered Shares GDR	85,596	2,172,426
QIWI PLC, ADR	284,915	9,000,465
Yandex NV, Class A (a)	187,662	5,216,065
Total		47,674,786

Issuer	Shares	Value

Common Stocks (continued)
SINGAPORE 0.3%
Sound Global Ltd. (a)	2,817,000	$2,806,575
SOUTH AFRICA 4.1%
Aspen Pharmacare Holdings Ltd.	318,335	9,494,115
AVI Ltd.	1,032,479	6,396,515
Clicks Group Ltd.	534,932	3,176,570
Discovery Ltd.	542,015	4,723,701
Naspers Ltd., Class N	181,356	20,011,807
Total		43,802,708
SOUTH KOREA 14.4%
Duksan Hi-Metal Co., Ltd. (a)	315,482	3,359,075
EO Technics Co., Ltd.	36,313	2,752,742
Hana Financial Group, Inc.	145,960	5,312,513
Hyundai Motor Co.	26,432	4,762,338
Kia Motors Corp.	96,254	4,888,650
Kolao Holdings	132,807	2,111,679
Korea Electric Power Corp.	141,500	6,431,274
KT Corp.	167,424	5,454,735
LG Display Co., Ltd. (a)	178,839	5,715,016
LG Uplus Corp.	900,830	10,536,111
NAVER Corp.	11,010	8,410,289
OCI Co., Ltd. (a)	48,919	6,019,028
Posco ICT Co., Ltd.	381,957	2,561,530
Samchuly Bicycle Co., Ltd.	262,075	5,255,666
Samsung Electronics Co., Ltd.	25,236	28,264,508
Samsung SDI Co., Ltd.	66,824	7,738,665
Seoul Semiconductor Co., Ltd.	154,550	3,498,694
Shinhan Financial Group Co., Ltd.	262,962	12,105,881
SK Hynix, Inc. (a)	257,904	11,415,108
SK Telecom Co., Ltd.	37,559	10,332,209
Suprema, Inc. (a)	131,094	3,626,980
Wonik IPS Co., Ltd. (a)	243,485	2,889,975
Total		153,442,666
TAIWAN 9.3%
Cathay Financial Holding Co., Ltd.	7,469,700	12,141,138
Chipbond Technology Corp.	1,586,000	2,906,172
CTBC Financial Holding Co., Ltd.	11,255,320	7,559,615
Delta Electronics, Inc.	506,000	3,196,540
Eclat Textile Co., Ltd.	1,069,120	9,706,983
Gigasolar Materials Corp.	410,600	8,130,991
Hermes Microvision, Inc.	64,000	2,662,245
Hon Hai Precision Industry Co., Ltd.	2,444,960	7,700,985
MediaTek, Inc.	645,000	9,552,261
Merida Industry Co., Ltd.	1,016,400	7,076,975
Merry Electronics Co., Ltd.	1,143,450	5,312,547

Issuer	Shares	Value

Common Stocks (continued)
TAIWAN (CONTINUED)
MPI Corp.	1,043,000	$3,441,537
Standard Foods Corp.	665,990	1,499,706
Taiwan Semiconductor Manufacturing Co., Ltd.	2,464,838	9,812,838
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	179,434	3,620,978
Tong Hsing Electronic Industries Ltd.	978,000	4,290,494
Total		98,612,005
THAILAND 3.6%
Bangkok Bank PCL, Foreign Registered Shares	1,951,900	12,623,275
Hemaraj Land and Development PCL	15,704,100	2,135,717
Kasikornbank PCL, Foreign Registered Shares	1,746,900	12,574,046
Mega Lifesciences PCL, Foreign Registered Shares	5,592,800	3,394,058
Robinson Department Store PCL, Foreign Registered Shares	1,850,900	3,008,025
Thai Union Frozen Products PCL, Foreign Registered Shares	2,045,400	4,656,509
Total		38,391,630
TURKEY 1.1%
Arcelik AS	1,193,814	6,371,413
Turk Traktor ve Ziraat Makineleri AS	63,990	1,981,637
Turkiye Garanti Bankasi AS	1,071,343	3,764,795
Total		12,117,845
UNITED KINGDOM 0.2%
Randgold Resources Ltd.	30,603	2,074,635
UNITED STATES 0.3%
Luxoft Holding, Inc. (a)	97,669	3,633,287
Total Common Stocks (Cost: $965,801,089)		$1,035,462,232

Issuer	Shares	Value

Preferred Stocks 0.4%
BRAZIL 0.4%
Alpargatas SA	916,960	$3,802,326
Total Preferred Stocks (Cost: $4,450,979)		$3,802,326

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.093% (d)(e)	24,209,203	$24,209,203
Total Money Market Funds (Cost: $24,209,203)		$24,209,203
Total Investments (Cost: $994,461,271) (f)		$1,063,473,761(g)
Other Assets & Liabilities, Net		1,492,283
Net Assets		$1,064,966,044

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $20,964,086 or 1.97% of net assets.

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $7,181,427, which represents 0.67% of net assets.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	35,608,607	267,912,494	(279,311,898)	24,209,203	14,332	24,209,203

(f)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $994,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$129,046,000
Unrealized Depreciation	(60,033,000)
Net Unrealized Appreciation	$69,013,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                        Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                        Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                        Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	20,243,670	138,232,112	—	158,475,782
Consumer Staples	21,785,089	69,603,313	—	91,388,402
Energy	36,839,363	10,682,398	—	47,521,761
Financials	83,225,261	159,968,193	—	243,193,454
Health Care	17,815,421	37,665,322	—	55,480,743
Industrials	23,074,913	39,489,425	—	62,564,338
Information Technology	39,600,021	204,815,582	—	244,415,603
Materials	34,601,234	42,256,294	—	76,857,528
Telecommunication Services	—	29,237,060	—	29,237,060
Utilities	—	26,327,561	—	26,327,561
Preferred Stocks
Consumer Discretionary	3,802,326	—	—	3,802,326
Total Equity Securities	280,987,298	758,277,260	—	1,039,264,558
Mutual Funds
Money Market Funds	24,209,203	—	—	24,209,203
Total Mutual Funds	24,209,203	—	—	24,209,203
Total	305,196,501	758,277,260	—	1,063,473,761

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Global Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 25.8%

AUSTRALIA 0.9%
Woodside Finance Ltd. (a)
11/10/14	4.500%	$3,535,000	$3,547,604
05/10/21	4.600%	3,140,000	3,394,293
Total			6,941,897

BELGIUM —%
Calcipar SA Senior Secured (a)
05/01/18	6.875%	244,000	251,320

CANADA 1.2%
BC ULC/New Red Finance Inc. Secured (a)(b)
04/01/22	6.000%	224,000	222,600
Bombardier, Inc. (a)
Senior Unsecured
04/15/19	4.750%	75,000	74,813
03/15/20	7.750%	66,000	71,953
10/15/22	6.000%	85,000	84,575
01/15/23	6.125%	190,000	190,000
Catamaran Corp.
03/15/21	4.750%	79,000	75,988
Cogeco Cable, Inc. (a)
05/01/20	4.875%	150,000	148,875
Kodiak Oil & Gas Corp.
01/15/21	5.500%	32,000	32,320
02/01/22	5.500%	349,000	350,745
MDC Partners, Inc. (a)
04/01/20	6.750%	241,000	248,230
Thomson Reuters Corp. Senior Unsecured
05/23/43	4.500%	350,000	333,512
TransAlta Corp. Senior Unsecured
01/15/15	4.750%	5,585,000	5,651,811
TransCanada PipeLines Ltd. Senior Unsecured
10/16/23	3.750%	630,000	639,768
Valeant Pharmaceuticals International, Inc. (a)
10/01/17	6.750%	300,000	309,810
08/15/18	6.750%	89,000	93,895
07/15/21	7.500%	126,000	134,820
12/01/21	5.625%	6,000	5,978
Videotron Ltd. (a)
06/15/24	5.375%	210,000	207,900
Total			8,877,593

FRANCE —%
Numericable Group SA Senior Secured (a)
05/15/22	6.000%	270,000	272,025

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	$502,000	$486,940
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	90,000	90,000
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	121,000	119,487
Total			696,427

ITALY 0.1%
Telecom Italia Capital SA
06/18/19	7.175%	77,000	87,010
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	120,000	117,676
Wind Acquisition Finance SA (a)
Senior Secured
04/30/20	6.500%	157,000	163,672
07/15/20	4.750%	105,000	100,800
Total			469,158

LUXEMBOURG 0.2%
Altice SA Senior Secured (a)
05/15/22	7.750%	67,000	69,178
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	216,000	227,070
02/25/22	6.750%	170,000	181,857
INEOS Group Holdings SA (a)
02/15/19	5.875%	211,000	207,835
Intelsat Jackson Holdings SA
10/15/20	7.250%	450,000	475,875
Total			1,161,815

NETHERLANDS 0.5%
Constellium NV (a)
05/15/24	5.750%	26,000	26,000
Heineken NV Senior Unsecured (a)
04/01/22	3.400%	2,430,000	2,441,552
LYB International Finance BV
07/15/23	4.000%	640,000	662,139
NXP BV/Funding LLC (a)
02/15/21	5.750%	201,000	204,015

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

NETHERLANDS (CONTINUED)
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.750%	$55,000	$54,863
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	155,000	161,200
Total			3,549,769

UNITED KINGDOM 0.6%
British Sky Broadcasting Group PLC (a)
11/26/22	3.125%	4,160,000	4,050,767
Inmarsat Finance PLC (a)
05/15/22	4.875%	100,000	97,750
Jaguar Land Rover Automotive PLC (a)
02/01/23	5.625%	229,000	237,015
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	150,000	147,384
Total			4,532,916

UNITED STATES 22.2%
21st Century Fox America, Inc.
10/01/43	5.400%	550,000	600,990
21st Century Fox America, Inc. (a)
09/15/44	4.750%	1,335,000	1,340,423
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	150,000	129,750
AECOM Technology Corp. Senior Unsecured (a)(b)
10/15/22	5.750%	59,000	59,221
AES Corp. (The)
Senior Unsecured
07/01/21	7.375%	301,000	337,120
05/15/23	4.875%	33,000	31,350
AMC Entertainment, Inc.
02/15/22	5.875%	87,000	87,653
AMC Networks, Inc.
07/15/21	7.750%	133,000	144,139
12/15/22	4.750%	267,000	263,662
APX Group, Inc. Senior Secured
12/01/19	6.375%	272,000	263,160
AT&T, Inc. Senior Unsecured
06/15/45	4.350%	4,200,000	3,860,438
Acadia Healthcare Co., Inc.
07/01/22	5.125%	55,000	53,625
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	285,000	292,481

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Activision Blizzard, Inc. (a)
09/15/21	5.625%	$377,000	$392,080
Actuant Corp.
06/15/22	5.625%	239,000	248,560
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	23,000	24,380
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	159,000	157,013
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	137,000	137,178
Allegion US Holding Co., Inc.
10/01/21	5.750%	102,000	104,040
Alliance Data Systems Corp. (a)
12/01/17	5.250%	143,000	144,788
04/01/20	6.375%	221,000	227,077
08/01/22	5.375%	167,000	161,990
Ally Financial, Inc.
03/15/20	8.000%	203,000	236,495
09/15/20	7.500%	570,000	656,925
Senior Unsecured
09/30/24	5.125%	148,000	145,040
American Axle & Manufacturing, Inc.
02/15/19	5.125%	67,000	66,665
11/15/19	7.750%	18,000	20,250
03/15/21	6.250%	148,000	153,920
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	236,000	231,280
Amsted Industries, Inc. (a)
03/15/22	5.000%	82,000	79,643
09/15/24	5.375%	162,000	157,140
Amsurg Corp.
11/30/20	5.625%	94,000	94,940
Amsurg Corp. (a)
07/15/22	5.625%	48,000	47,520
Ancestry.com, Inc.
12/15/20	11.000%	135,000	153,900
Antero Resources Corp. (a)
12/01/22	5.125%	191,000	185,747
Antero Resources Finance Corp.
11/01/21	5.375%	157,000	156,215
Aramark Services, Inc.
03/15/20	5.750%	255,000	261,375
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	93,000	98,348
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	175,000	190,312

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Athlon Holdings LP/Finance Corp. (a)
05/01/22	6.000%	$76,000	$81,510
Audatex North America, Inc. (a)
06/15/21	6.000%	104,000	106,600
11/01/23	6.125%	59,000	60,475
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	5,000	5,675
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	150,000	148,875
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	125,000	133,359
B&G Foods, Inc.
06/01/21	4.625%	234,000	222,885
Bank of America Corp. Senior Unsecured
07/24/23	4.100%	2,890,000	2,950,392
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	1,820,000	1,839,112
Biomet, Inc.
08/01/20	6.500%	98,000	103,880
CB Richard Ellis Services, Inc.
03/15/25	5.250%	168,000	166,950
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	21,000	20,974
02/15/24	5.625%	106,000	106,265
CBS Outdoor Americas Capital LLC/Corp. (a)(b)
03/15/25	5.875%	178,000	178,890
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	135,000	132,300
04/30/21	6.500%	41,000	42,743
01/31/22	6.625%	189,000	198,450
09/30/22	5.250%	24,000	23,490
CDW LLC/Finance Corp.
08/15/22	6.000%	74,000	76,775
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	370,000	384,800
Senior Secured
08/01/21	5.125%	134,000	133,665
CIT Group, Inc.
Senior Unsecured
05/15/20	5.375%	606,000	625,695
08/15/22	5.000%	46,000	46,115
CIT Group, Inc. (a)
Senior Unsecured
02/15/19	5.500%	151,000	157,417
CMS Energy Corp. Senior Unsecured
03/31/43	4.700%	2,385,000	2,409,690
CNH Industrial Capital LLC
04/15/18	3.625%	43,000	42,033
CNH Industrial Capital LLC (a)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
07/15/19	3.375%	$41,000	$38,643
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	372,000	396,180
CSX Corp. Senior Unsecured
03/15/44	4.100%	200,000	187,970
California Resources Corp. (a)(b)
11/15/24	6.000%	183,000	188,032
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	401,000	423,055
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	29,000	29,073
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	112,000	116,480
Case New Holland Industrial, Inc.
12/01/17	7.875%	518,000	575,627
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	110,000	108,350
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	21,000	20,370
Celanese U.S. Holdings LLC
06/15/21	5.875%	175,000	186,375
Centene Corp. Senior Unsecured
05/15/22	4.750%	132,000	132,330
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	785,000	830,915
CenturyLink, Inc.
Senior Unsecured
03/15/22	5.800%	59,000	60,475
12/01/23	6.750%	340,000	364,650
Cequel Communications Holdings I LLC/Capital Corp. Senior Unsecured (a)
09/15/20	6.375%	299,000	307,596
Chesapeake Energy Corp.
08/15/20	6.625%	120,000	132,000
02/15/21	6.125%	620,000	674,250
03/15/23	5.750%	311,000	331,215
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	120,000	127,350
06/15/21	8.250%	123,000	134,070
Cimarex Energy Co.
06/01/24	4.375%	32,000	32,240
Clean Harbors, Inc.
08/01/20	5.250%	135,000	135,000
06/01/21	5.125%	136,000	134,810

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Clear Channel Worldwide Holdings, Inc.
Senior Unsecured
11/15/22	6.500%	$139,000	$140,738
11/15/22	6.500%	376,000	384,460
Columbus McKinnon Corp.
02/01/19	7.875%	161,000	169,050
Compass Minerals International, Inc. (a)
07/15/24	4.875%	163,000	155,665
Comstock Resources, Inc.
06/15/20	9.500%	207,000	226,665
ConAgra Foods, Inc. Senior Unsecured
09/15/22	3.250%	1,945,000	1,890,032
Concho Resources, Inc.
01/15/22	6.500%	271,000	287,937
04/01/23	5.500%	158,000	164,320
Continental Resources, Inc.
09/15/22	5.000%	929,000	980,095
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	73,000	70,993
01/15/23	5.250%	366,000	362,797
CyrusOne LP/Finance Corp.
11/15/22	6.375%	201,000	210,045
D.R. Horton, Inc.
03/01/19	3.750%	101,000	98,223
DISH DBS Corp.
06/01/21	6.750%	428,000	460,100
03/15/23	5.000%	98,000	94,019
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	470,000	487,037
Darling Ingredients, Inc.
01/15/22	5.375%	107,000	107,803
DigitalGlobe, Inc. (a)
02/01/21	5.250%	86,000	82,560
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	890,000	826,084
DuPont Fabros Technology LP
09/15/21	5.875%	63,000	64,103
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	3,560,000	3,689,509
08/15/22	3.050%	865,000	859,127
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	194,000	203,700
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	192,000	209,280
09/01/22	7.750%	37,000	39,128
ERAC U.S.A. Finance LLC (a)
03/15/42	5.625%	2,855,000	3,224,380

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Entegris, Inc. (a)
04/01/22	6.000%	$95,000	$96,425
Enterprise Products Operating LLC
03/15/23	3.350%	1,960,000	1,929,069
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	37,000	36,630
07/15/21	7.000%	241,000	256,665
FTI Consulting, Inc.
11/15/22	6.000%	70,000	70,875
First Data Corp.
01/15/21	12.625%	175,000	209,562
First Data Corp. (a)
Senior Secured
06/15/19	7.375%	426,000	447,300
Five Corners Funding Trust Senior Unsecured (a)
11/15/23	4.419%	605,000	633,236
Florida East Coast Holdings Corp. Senior Secured (a)
05/01/19	6.750%	92,000	93,840
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	175,000	184,222
01/31/22	5.875%	13,000	13,780
Frontier Communications Corp.
Senior Unsecured
07/01/21	9.250%	62,000	70,835
09/15/21	6.250%	17,000	16,830
01/15/23	7.125%	105,000	107,100
04/15/24	7.625%	96,000	99,600
01/15/25	6.875%	234,000	231,075
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	83,000	84,634
11/01/23	5.375%	101,000	103,020
Gannett Co., Inc. (a)
09/15/21	4.875%	48,000	46,440
10/15/23	6.375%	18,000	18,720
09/15/24	5.500%	43,000	42,355
Gates Global LLC/Co. (a)
07/15/22	6.000%	165,000	155,100
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%	3,740,000	3,752,757
General Motors Co. Senior Unsecured
10/02/23	4.875%	382,000	403,965
General Motors Financial Co., Inc.
09/25/21	4.375%	41,000	41,923
Gibraltar Industries, Inc.
02/01/21	6.250%	56,000	57,400
Graphic Packaging International, Inc.
04/15/21	4.750%	155,000	153,644

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	$42,000	$40,635
H&E Equipment Services, Inc.
09/01/22	7.000%	147,000	156,923
HCA, Inc.
05/01/23	5.875%	460,000	470,350
Senior Secured
03/15/19	3.750%	87,000	85,043
02/15/20	6.500%	333,000	363,802
HD Supply, Inc.
07/15/20	7.500%	127,000	131,763
Hertz Corp. (The)
01/15/21	7.375%	265,000	279,575
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	520,000	551,200
05/15/22	5.500%	102,000	99,195
Hilcorp Energy I LP/Finance Co. Senior Unsecured (a)
12/01/24	5.000%	52,000	50,050
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	278,000	286,340
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	105,000	109,725
Huntsman International LLC
11/15/20	4.875%	238,000	234,430
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	176,000	180,400
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	60,000	61,650
02/01/22	5.875%	156,000	156,000
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	5,695,000	5,670,796
International Lease Finance Corp.
Senior Unsecured
04/15/18	3.875%	32,000	31,760
12/15/20	8.250%	375,000	442,969
Iron Mountain, Inc.
08/15/23	6.000%	63,000	64,575
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	30,000	28,425
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	450,000	502,875
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	86,000	92,235

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Kinder Morgan Energy Partners LP Senior Unsecured
09/01/22	3.950%	$8,175,000	$8,115,641
Kinder Morgan, Inc. Senior Unsecured
09/15/20	6.500%	602,000	677,599
L Brands, Inc.
04/01/21	6.625%	354,000	389,400
L-3 Communications Corp.
02/15/21	4.950%	2,750,000	2,989,148
Lamar Media Corp.
02/01/22	5.875%	130,000	133,900
Lamar Media Corp. (a)
01/15/24	5.375%	41,000	41,103
Laredo Petroleum, Inc.
02/15/19	9.500%	150,000	159,375
01/15/22	5.625%	77,000	75,460
05/01/22	7.375%	417,000	437,850
Level 3 Escrow II, Inc. (a)
08/15/22	5.375%	488,000	480,680
Level 3 Financing, Inc.
04/01/19	9.375%	222,000	237,262
Level 3 Financing, Inc. (a)
01/15/21	6.125%	70,000	72,100
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	2,205,000	2,373,883
06/15/23	4.250%	2,840,000	2,902,540
LifePoint Hospitals, Inc.
12/01/21	5.500%	183,000	185,287
Loews Corp. Senior Unsecured
05/15/23	2.625%	2,080,000	1,954,801
MGM Resorts International
10/01/20	6.750%	60,000	63,900
12/15/21	6.625%	272,000	286,960
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	473,000	495,467
02/15/23	5.500%	233,000	238,242
07/15/23	4.500%	49,000	47,530
Mediacom Broadband LLC/Corp. (a)
04/15/21	5.500%	14,000	13,843
Meritage Homes Corp.
03/01/18	4.500%	86,000	86,430
04/15/20	7.150%	50,000	54,500
04/01/22	7.000%	152,000	164,160
Midas Intermediate Holdco II LLC/Finance, Inc. (a)
10/01/22	7.875%	52,000	51,870
NBCUniversal Media LLC
04/01/21	4.375%	3,550,000	3,867,192
01/15/43	4.450%	1,325,000	1,328,285
NCR Corp.
12/15/21	5.875%	34,000	34,765
12/15/23	6.375%	37,000	38,758

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
NRG Energy, Inc. (a)
07/15/22	6.250%	$191,000	$194,820
Navient LLC
Senior Unsecured
01/15/19	5.500%	60,000	61,200
01/25/22	7.250%	104,000	112,840
03/25/24	6.125%	55,000	53,625
NiSource Finance Corp.
09/15/17	5.250%	7,707,000	8,504,066
09/15/20	5.450%	733,000	825,466
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	179,000	179,447
Nielsen Finance LLC/Co.
10/01/20	4.500%	290,000	280,575
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	71,000	69,403
Nortek, Inc.
04/15/21	8.500%	195,000	209,625
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	2,515,000	2,768,804
04/15/17	5.950%	1,105,000	1,215,347
Nuance Communications, Inc. (a)
08/15/20	5.375%	168,000	164,220
Oasis Petroleum, Inc.
03/15/22	6.875%	307,000	323,885
01/15/23	6.875%	440,000	463,100
Oncor Electric Delivery Co. LLC Senior Secured
06/01/42	5.300%	245,000	288,643
Oshkosh Corp.
03/01/20	8.500%	148,000	156,140
PPL Capital Funding, Inc.
06/01/23	3.400%	6,160,000	6,069,818
PQ Corp. Secured (a)
05/01/18	8.750%	90,000	95,513
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	182,000	187,687
Peabody Energy Corp.
11/15/18	6.000%	147,000	144,060
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	112,000	103,320
Penske Automotive Group, Inc.
10/01/22	5.750%	123,000	124,845
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	137,000	146,590

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Pinnacle Entertainment, Inc.
08/01/21	6.375%	$92,000	$96,140
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	152,000	146,680
Post Holdings, Inc. (a)
12/15/22	6.000%	161,000	147,315
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	1,335,000	1,339,628
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	266,000	263,340
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	201,000	218,085
05/01/23	5.250%	80,000	77,600
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	59,000	57,673
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	155,000	160,037
RSP Permian, Inc. (a)
10/01/22	6.625%	56,000	56,350
Range Resources Corp.
03/15/23	5.000%	205,000	211,150
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	187,000	196,350
03/01/22	5.875%	180,000	187,200
10/01/22	5.000%	72,000	70,920
11/01/23	4.500%	112,000	108,360
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	131,000	139,188
10/15/20	5.750%	298,000	303,215
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	3,725,000	3,796,818
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	41,000	39,360
SBA Telecommunications, Inc.
07/15/20	5.750%	242,000	246,235
SM Energy Co. Senior Unsecured
11/15/21	6.500%	296,000	313,020
STHI Holding Corp. Secured (a)
03/15/18	8.000%	164,000	169,740
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	59,000	60,623
Sabine Pass Liquefaction LLC (a)
Senior Secured
03/15/22	6.250%	183,000	192,607

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
05/15/24	5.750%	$100,000	$101,750
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	145,000	153,700
Sealed Air Corp. (a)
09/15/21	8.375%	112,000	124,320
Sempra Energy Senior Unsecured
12/01/23	4.050%	955,000	1,002,495
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	100,000	105,750
Service Corp. International Senior Unsecured
01/15/22	5.375%	106,000	107,060
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	247,000	237,737
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	11,898,000	13,134,773
Spectrum Brands, Inc.
11/15/20	6.375%	295,000	307,537
11/15/22	6.625%	150,000	157,500
Springleaf Finance Corp.
12/15/17	6.900%	325,000	346,937
06/01/20	6.000%	24,000	24,360
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	267,000	262,327
Sprint Communications, Inc. (a)
11/15/18	9.000%	500,000	578,125
Sprint Corp. (a)
06/15/24	7.125%	239,000	240,792
Standard Pacific Corp.
12/15/21	6.250%	85,000	86,594
Steel Dynamics, Inc. (a)
10/01/21	5.125%	25,000	25,375
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	302,000	336,730
T-Mobile USA, Inc.
04/28/20	6.542%	49,000	50,225
04/28/21	6.633%	142,000	145,550
01/15/22	6.125%	63,000	63,315
04/28/22	6.731%	58,000	59,305
03/01/23	6.000%	207,000	206,741
04/01/23	6.625%	18,000	18,405
04/28/23	6.836%	39,000	40,073
01/15/24	6.500%	63,000	63,788
03/01/25	6.375%	103,000	102,743

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
TRI Pointe Homes, Inc. Senior Unsecured (a)
06/15/19	4.375%	$38,000	$37,145
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	7,000	7,140
11/15/23	4.250%	75,000	72,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	245,000	262,150
Teleflex, Inc. (a)
06/15/24	5.250%	8,000	7,840
Tempur Sealy International, Inc.
12/15/20	6.875%	160,000	170,400
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	330,000	348,975
04/01/21	4.500%	29,000	28,275
Tenet Healthcare Corp. (a)
Senior Unsecured
03/01/19	5.500%	290,000	290,725
Time Warner Cable, Inc.
09/15/42	4.500%	2,965,000	2,925,835
Time Warner, Inc.
03/29/41	6.250%	575,000	678,073
TransDigm, Inc.
10/15/20	5.500%	229,000	222,130
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	6,860,000	7,414,645
USG Corp. (a)
11/01/21	5.875%	50,000	51,125
United Rentals North America, Inc.
04/15/22	7.625%	194,000	210,975
06/15/23	6.125%	21,000	21,578
Secured
07/15/18	5.750%	316,000	329,430
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	212,000	211,735
Univision Communications, Inc. (a)
Senior Secured
09/15/22	6.750%	487,000	521,090
05/15/23	5.125%	75,000	75,938
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	205,000	210,637
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	106,000	102,290
Verizon Communications, Inc. Senior Unsecured
11/01/42	3.850%	4,750,000	4,146,840

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	$48,000	$48,360
WR Grace & Co. (a)
10/01/21	5.125%	74,000	75,203
10/01/24	5.625%	53,000	54,325
WhiteWave Foods Co. (The)
10/01/22	5.375%	132,000	133,320
Whiting Petroleum Corp.
03/15/21	5.750%	193,000	204,097
Windstream Corp.
10/15/20	7.750%	160,000	168,400
Yum! Brands, Inc.
Senior Unsecured
11/01/21	3.750%	1,815,000	1,858,133
11/01/23	3.875%	1,500,000	1,508,631
Zayo Group LLC/Capital, Inc. Senior Secured
01/01/20	8.125%	224,000	240,240
Zebra Technologies Corp. Senior Unsecured (a)(b)
10/15/22	7.250%	114,000	114,000
iHeartCommunications, Inc. Senior Secured (a)
09/15/22	9.000%	277,000	274,922
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	114,000	109,725
Total			163,557,410

Total Corporate Bonds & Notes (Cost: $186,563,386)			$190,310,330

Residential Mortgage-Backed Securities - Agency 2.8%
UNITED STATES 2.8%
Federal Home Loan Mortgage Corp. (c)
05/01/18	4.500%	47,534	50,133
11/01/33	5.000%	231,521	257,670
04/01/33	6.000%	173,836	200,823
09/01/17-08/01/33	6.500%	58,972	65,826
Federal Home Loan Mortgage Corp. (c)(d)
04/01/42	3.500%	8,237,239	8,446,550
Federal National Mortgage Association (c)
09/01/40	4.500%	840,246	916,431
03/01/34-02/01/36	5.000%	554,706	613,373
02/01/18-01/01/36	5.500%	5,342,142	5,917,447
07/01/17-01/01/36	6.000%	3,226,523	3,692,039

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

UNITED STATES (CONTINUED)
04/01/17	6.500%	$21,729	$22,611
05/01/32-11/01/32	7.500%	139,345	162,869
Government National Mortgage Association (c)
10/15/33	5.500%	216,992	245,572
Total			20,591,344

Total Residential Mortgage-Backed Securities - Agency (Cost: $19,443,906)			$20,591,344

Residential Mortgage-Backed Securities - Non-Agency 0.5%
UNITED STATES 0.5%
Citigroup Mortgage Loan Trust CMO Series 2013-2 Class 1A3 (a)(c)(e)
11/25/37	5.472%	3,587,793	3,596,893

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $3,648,302)			$3,596,893

Commercial Mortgage-Backed Securities - Agency 3.0%
UNITED STATES 3.0%
Government National Mortgage Association (c)
Series 2013-13 Class AC
04/16/46	1.700%	7,354,661	6,891,810
Series 2013-33 Class AC
05/16/46	1.744%	15,869,776	15,240,286

Total			22,132,096

Total Commercial Mortgage-Backed Securities - Agency (Cost: $23,053,837)			$22,132,096

Commercial Mortgage-Backed Securities - Non-Agency 1.9%
UNITED STATES 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4 (c)
12/11/49	5.322%	1,300,000	1,390,392
Extended Stay America Trust Series 2013-ESH5 Class A25 (a)(c)
12/05/31	1.830%	1,750,000	1,739,596
GE Capital Commercial Mortgage Corp. Series 2005-C1 Class A5 (c)(e)
06/10/48	4.772%	498,534	502,218

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

UNITED STATES (CONTINUED)
GS Mortgage Securities Trust Series 2007-GG10 Class AM (c)(e)
08/10/45	5.991%	$2,500,000	$2,592,020
General Electric Capital Assurance Co. Series 2003-1 Class A4 (a)(c)(e)
05/12/35	5.254%	127,681	130,693
JPMorgan Chase Commercial Mortgage Securities Trust (c)
Series 2005-LDP2 Class A3
07/15/42	4.697%	503,243	503,922
JPMorgan Chase Commercial Mortgage Securities Trust (c)(e)
Series 2005-LDP3 Class ASB
08/15/42	4.893%	574,377	581,857
Series 2006-LDP6 Class ASB
04/15/43	5.490%	570,600	576,553
Series 2006-LDP7 Class ASB
04/15/45	6.058%	597,854	612,521
ORES NPL LLC Series 2013-LV2 Class A (a)(c)
09/25/25	3.081%	5,140,420	5,140,661
Total			13,770,433

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $13,734,132)			$13,770,433

Asset-Backed Securities - Non-Agency 4.4%
BERMUDA 0.9%
Cronos Containers Program I Ltd. Series 2013-1A Class A (a)
04/18/28	3.080%	6,265,833	6,217,647

CAYMAN ISLANDS 0.7%
Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)(e)
11/14/26	1.556%	5,400,000	5,400,000

UNITED STATES 2.8%
CLI Funding V LLC Series 2013-1A (a)
03/18/28	2.830%	3,655,000	3,612,266
Centre Point Funding LLC Series 2012-2A Class 1 (a)
08/20/21	2.610%	3,118,311	3,121,622
OneMain Financial Issuance Trust Series 2014-2A Class A (a)
09/18/24	2.470%	2,000,000	2,000,626
SBA Tower Trust (a)
04/16/18	2.240%	6,500,000	6,376,205

Issuer	Coupon Rate		Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

UNITED STATES (CONTINUED)
SpringCastle America Funding LLC Series 2014-AA Class A (a)(b)
05/25/23	2.700%		$2,550,000	$2,549,745
TAL Advantage V LLC Series 2013-1A Class A (a)
02/22/38	2.830%		3,177,292	3,135,399
Total				20,795,863

Total Asset-Backed Securities - Non-Agency (Cost: $32,709,412)				$32,413,510

Inflation-Indexed Bonds(f) 4.3%
ITALY 1.1%
Italy Buoni Poliennali Del Tesoro
09/15/41	2.550%	EUR	5,953,145	8,178,107

JAPAN 1.6%
Japanese Government CPI-Linked Bond Senior Unsecured
03/10/18	1.400%	JPY	1,134,592,000	11,845,762

UNITED STATES 1.6%
U.S. Treasury Inflation-Indexed Bond
02/15/43	0.625%		13,305,707	11,746,438

Total Inflation-Indexed Bonds (Cost: $30,789,428)				$31,770,307

U.S. Treasury Obligations 2.7%
UNITED STATES 2.7%
U.S. Treasury
07/31/15	1.750%		14,900,000	15,103,713
07/31/16	0.500%		1,650,000	1,650,193
08/15/24	2.375%		1,930,000	1,907,685
02/15/44	3.625%		900,000	972,563
Total				19,634,154

Total U.S. Treasury Obligations (Cost: $19,586,188)				$19,634,154

Foreign Government Obligations(f)(g) 48.7%
ARGENTINA 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		1,815,000	1,619,887

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)

AUSTRALIA 2.5%
Australia Government Bond Senior Unsecured
10/21/19	2.750%	AUD	$20,900,000	$18,079,228

BRAZIL 3.3%
Banco Nacional de Desenvolvimento Economico e Social Senior Unsecured (a)
06/16/18	6.369%		1,165,000	1,275,675
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	50,136,000	20,102,257
Brazilian Government International Bond
01/15/18	8.000%		263,278	290,000
Senior Unsecured
01/07/41	5.625%		1,830,000	1,892,458
Petrobras International Finance Co. SA
01/27/21	5.375%		870,000	882,041
Total				24,442,431

CANADA 2.1%
Canadian Government Bond
06/01/18	4.250%	CAD	1,100,000	1,081,741
06/01/19	3.750%	CAD	6,015,000	5,898,562
Province of Quebec
12/01/17	4.500%	CAD	8,345,000	8,108,498
Total				15,088,801

COLOMBIA 0.8%
Colombia Government International Bond
Senior Unsecured
09/18/37	7.375%		1,250,000	1,668,750
01/18/41	6.125%		1,215,000	1,415,644
Corporación Andina de Fomento
06/15/22	4.375%		2,848,000	3,043,755
Total				6,128,149

DENMARK 0.8%
Realkredit Danmark A/S
01/01/19	4.000%	DKK	30,340,000	5,896,046

EL SALVADOR 0.1%
El Salvador Government International Bond Senior Unsecured (a)
01/24/23	7.750%		760,000	851,200

FRANCE 0.3%
Electricite de France SA Senior Unsecured
02/05/18	5.000%	EUR	1,450,000	2,104,862

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)

GERMANY 1.0%
Bundesrepublik Deutschland
07/04/27	6.500%	EUR	$3,600,000	$7,396,484

INDONESIA 2.1%
Indonesia Government International Bond (a)
Senior Unsecured
01/17/18	6.875%		1,880,000	2,117,350
05/05/21	4.875%		1,100,000	1,144,000
01/17/38	7.750%		610,000	774,700
Indonesia Treasury Bond
Senior Unsecured
05/15/16	10.750%	IDR	25,410,000,000	2,182,320
11/15/20	11.000%	IDR	55,820,000,000	5,146,801
07/15/22	10.250%	IDR	49,117,000,000	4,409,848
Total				15,775,019

ITALY 5.3%
Italy Buoni Poliennali Del Tesoro
06/01/17	4.750%	EUR	25,900,000	36,313,728
11/01/26	7.250%	EUR	191	357
Italy Buoni Poliennali Del Tesoro (a)
09/01/44	4.750%	EUR	1,650,000	2,503,445
Total				38,817,530

JAPAN 0.3%
Japan Government 20-Year Bond Senior Unsecured
09/20/29	2.100%	JPY	205,650,000	2,180,679

KAZAKHSTAN 0.1%
KazMunayGas National Co. JSC Senior Unsecured (a)
07/02/18	9.125%		600,000	700,500

LITHUANIA 0.9%
Lithuania Government International Bond
Senior Unsecured
02/07/18	4.850%	EUR	3,400,000	4,863,926
Lithuania Government International Bond (a)
Senior Unsecured
09/14/17	5.125%		1,805,000	1,967,598
Total				6,831,524

MALAYSIA 2.4%
Malaysia Government Bond Senior Unsecured
03/31/20	3.492%	MYR	39,780,000	11,967,917

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)

MALAYSIA (CONTINUED)
Petronas Capital Ltd. (a)
08/12/19	5.250%		$5,125,000	$5,740,888
Total				17,708,805

MEXICO 4.3%
Mexican Bonos
12/17/15	8.000%	MXN	127,280,000	10,000,661
Senior Unsecured
11/23/34	7.750%	MXN	223,000,000	18,376,276
Mexico Government International Bond Senior Unsecured
09/27/34	6.750%		315,000	400,050
Petroleos Mexicanos
03/01/18	5.750%		1,513,000	1,675,647
01/24/22	4.875%		1,300,000	1,381,250
Total				31,833,884

NEW ZEALAND 1.4%
New Zealand Government Bond Senior Unsecured
03/15/19	5.000%	NZD	12,240,000	9,947,585

PERU 0.1%
Peruvian Government International Bond Senior Unsecured
07/21/25	7.350%		600,000	781,500

PHILIPPINES 0.3%
Power Sector Assets & Liabilities Management Corp. Government Guaranteed (a)
05/27/19	7.250%		1,600,000	1,898,000

POLAND 3.6%
Poland Government Bond
10/25/17	5.250%	PLN	35,295,000	11,644,349
10/25/21	5.750%	PLN	41,670,000	14,974,792
Total				26,619,141

PORTUGAL 3.1%
Portugal Obrigacoes do Tesouro OT (a)
Senior Unsecured
06/14/19	4.750%	EUR	8,250,000	11,822,096
04/15/21	3.850%	EUR	8,250,000	11,368,068
Total				23,190,164

QATAR 0.1%
Qatar Government International Bond Senior Unsecured (a)
01/20/40	6.400%		200,000	248,250

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)

QATAR (CONTINUED)
Qatari Diar Finance Co. Government Guaranteed (a)
07/21/20	5.000%		$750,000	$831,563
Total				1,079,813

RUSSIAN FEDERATION 0.3%
Gazprom OAO Via Gaz Capital SA (a)
Senior Unsecured
11/22/16	6.212%		600,000	624,000
03/07/22	6.510%		1,300,000	1,322,750
08/16/37	7.288%		570,000	601,350
Total				2,548,100

SOUTH KOREA 0.6%
Export-Import Bank of Korea
Senior Unsecured
01/14/15	5.875%		420,000	426,169
04/11/22	5.000%		3,300,000	3,683,097
Total				4,109,266

SPAIN 2.4%
Spain Government Bond
Senior Unsecured
01/31/22	5.850%	EUR	4,990,000	8,193,535
Spain Government Bond (a)
10/31/44	5.150%	EUR	5,650,000	9,303,438
Total				17,496,973

SWEDEN 1.0%
Sweden Government Bond
08/12/17	3.750%	SEK	25,810,000	3,925,509
06/01/22	3.500%	SEK	22,485,000	3,645,262
Total				7,570,771

THAILAND 0.7%
Thailand Government Bond Senior Unsecured
03/13/18	5.125%	THB	148,020,000	4,913,077

TURKEY 1.0%
Export Credit Bank of Turkey Senior Unsecured (a)
04/24/19	5.875%		250,000	264,375
Turkey Government International Bond
Senior Unsecured
02/16/17	5.500%	EUR	3,400,000	4,653,810
06/05/20	7.000%		1,330,000	1,507,981
03/17/36	6.875%		1,010,000	1,157,763
Total				7,583,929

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (f)(g) (continued)

UNITED KINGDOM 6.5%
United Kingdom Gilt
03/07/19	4.500%	GBP	$3,860,000	$7,020,759
07/22/19	1.750%	GBP	20,375,000	32,988,985
12/07/38	4.750%	GBP	3,880,000	8,206,821
Total				48,216,565

URUGUAY 0.2%
Uruguay Government International Bond Senior Unsecured
03/21/36	7.625%		1,250,000	1,659,375

VENEZUELA 0.9%
Petroleos de Venezuela SA
04/12/17	5.250%		2,890,000	2,008,550
Senior Unsecured
10/28/15	5.000%		1,500,000	1,286,250
Venezuela Government International Bond
Senior Unsecured
02/26/16	5.750%		1,650,000	1,406,625
05/07/23	9.000%		2,284,000	1,541,700
Total				6,243,125

Total Foreign Government Obligations (Cost: $369,061,264)				$359,312,413

Borrower	Weighted Average Coupon		Principal Amount	Value

Senior Loans 0.1%

CANADA —%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (e)(h)
12/28/20	6.250%		$41,000	$41,000

NETHERLANDS —%
Playa Resorts Holdings Term Loan (e)(h)
08/09/19	4.000%		54,450	53,633

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

UNITED STATES 0.1%
Applied Systems, Inc. 1st Lien Term Loan (e)(h)
01/25/21	4.250%	$11,910	$11,761
Arch Coal, Inc. Term Loan (e)(h)
05/16/18	6.250%	136,840	125,080
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (e)(h)
02/01/20	3.750%	53,809	52,677
CHS/Community Health Systems, Inc. Tranche D Term Loan (e)(h)
01/27/21	4.250%	39,700	39,555
PQ Corp. Term Loan (e)(h)
08/07/17	4.000%	161,314	159,297
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (e)(h)
08/21/20	5.750%	182,000	184,048
Scientific Games International, Inc. Tranche B2 Term Loan (b)(e)(h)
08/01/21	6.000%	87,861	86,072
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (e)(h)
07/03/19	4.250%	48,510	47,934
Total			706,424

Total Senior Loans (Cost: $816,330)			$801,057

		Shares	Value

Money Market Funds 5.8%
Columbia Short-Term Cash Fund, 0.093% (i)(j)		42,385,571	$42,385,571

Total Money Market Funds (Cost: $42,385,571)			$42,385,571

Total Investments
(Cost: $741,791,756) (k)			$736,718,108(l)
Other Assets & Liabilities, Net			318,044
Net Assets			$737,036,152

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	10/22/2014	34,688,000	30,442,189	116,897	—
		AUD	USD
Citigroup Global Markets Inc.	10/22/2014	106,700,000	3,303,508	16,147	—
		THB	USD
Deutsche Bank	10/22/2014	21,000,000	3,652,047	88,463	—
		DKK	USD
Deutsche Bank	10/22/2014	46,050,000	20,645,595	530,517	—
		TRY	USD
Deutsche Bank	10/22/2014	8,940,755	9,300,352,000	—	(151,736)
		USD	KRW
Deutsche Bank	10/22/2014	22,072,569	49,000,000	—	(668,903)
		USD	TRY
Goldman, Sachs & Co.	10/22/2014	28,771,000	4,039,861	53,091	—
		SEK	USD
Goldman, Sachs & Co.	10/22/2014	1,701,184	18,802,000	—	(40,545)
		USD	ZAR
HSBC Securities (USA), Inc.	10/22/2014	19,539,000	17,635,527	198,344	—
		CAD	USD
HSBC Securities (USA), Inc.	10/22/2014	22,779,191	24,989,000	—	(478,266)
		USD	CAD
HSBC Securities (USA), Inc.	10/22/2014	217,399,038	23,474,625,000	—	(3,329,356)
		USD	JPY
J.P. Morgan Securities, Inc.	10/22/2014	2,450,000	1,011,979	16,776	—
		BRL	USD
J.P. Morgan Securities, Inc.	10/22/2014	22,169,000	28,508,004	503,594	—
		EUR	USD
J.P. Morgan Securities, Inc.	10/22/2014	82,940,000	25,541,022	517,245	—
		PLN	USD
J.P. Morgan Securities, Inc.	10/22/2014	1,043,041	2,450,000	—	(47,839)
		USD	BRL
J.P. Morgan Securities, Inc.	10/22/2014	188,357,556	145,603,000	—	(4,428,372)
		USD	EUR
J.P. Morgan Securities, Inc.	10/27/2014	34,180,000	10,503,672	111,573	—
		MYR	USD
Morgan Stanley	10/22/2014	867,915	18,500,000	—	(17,775)
		USD	CZK
Standard Chartered Bank	10/22/2014	50,996,000	21,133,537	418,693	—
		BRL	USD
Standard Chartered Bank	10/22/2014	49,120,000	80,007,466	391,282	—
		GBP	USD
Standard Chartered Bank	10/22/2014	167,800,000,000	14,047,719	384,604	—
		IDR	USD
Standard Chartered Bank	10/22/2014	349,627,000	26,460,306	466,671	—
		MXN	USD
Standard Chartered Bank	10/22/2014	7,593,826	46,740,000	—	(2,231)
		USD	CNY
UBS Securities	10/22/2014	47,057,000	50,367,042	1,068,606	—
		CHF	USD
UBS Securities	10/22/2014	11,541,000	9,321,262	330,861	—
		NZD	USD
Total				5,213,364	(9,165,023)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities and cash totaling $5,115,264 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
LONG GILT	40	GBP	7,336,677	12/2014	29,633	—
US 2YR NOTE	35	USD	7,659,531	12/2014	—	(2,240)
US ULTRA T-BOND	227	USD	33,357,500	12/2014	527,144	—
Total					556,777	(2,240)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30YR BOND	(110)	EUR	(19,784,423)	12/2014	—	(332,025)
EURO-BOBL	(107)	EUR	(17,287,928)	12/2014	—	(23,950)
EURO-BUND	(27)	EUR	(5,105,124)	12/2014	—	(31,421)
US 10YR NOTE	(1,100)	USD	(137,104,693)	12/2014	139,579	—
US 5YR NOTE	(731)	USD	(86,446,459)	12/2014	307,296	—
Total					446,875	(387,396)

Credit Default Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $1,704,204 was pledged as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 22-V1	06/20/2019	5.000	3.540	35,041,050	(255,822)	43,801	—	(212,021)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $157,435,830 or 21.36% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(e)	Variable rate security.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Principal and interest may not be guaranteed by the government.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	40,515,766	270,552,206	(268,682,401)	42,385,571	23,378	42,385,571

(k)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $741,792,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,069,000
Unrealized Depreciation	(22,143,000)
Net Unrealized Depreciation	$(5,074,000)

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	China, Yuan Renminbi

CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thailand Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	190,310,330	—	190,310,330
Residential Mortgage-Backed Securities - Agency	—	20,591,344	—	20,591,344
Residential Mortgage-Backed Securities - Non-Agency	—	3,596,893	—	3,596,893
Commercial Mortgage-Backed Securities - Agency	—	22,132,096	—	22,132,096
Commercial Mortgage-Backed Securities - Non-Agency	—	13,770,433	—	13,770,433
Asset-Backed Securities - Non-Agency	—	22,463,139	9,950,371	32,413,510
Inflation-Indexed Bonds	—	31,770,307	—	31,770,307
U.S. Treasury Obligations	19,634,154	—	—	19,634,154
Foreign Government Obligations	—	359,312,413	—	359,312,413
Total Bonds	19,634,154	663,946,955	9,950,371	693,531,480
Other
Senior Loans
Lodging	—	53,633	41,000	94,633
All Other Industries	—	706,424	—	706,424
Total Other	—	760,057	41,000	801,057
Mutual Funds
Money Market Funds	42,385,571	—	—	42,385,571
Total Mutual Funds	42,385,571	—	—	42,385,571
Investments in Securities	62,019,725	664,707,012	9,991,371	736,718,108
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	5,213,364	—	5,213,364
Futures Contracts	1,003,652	—	—	1,003,652
Liabilities
Forward Foreign Currency Exchange Contracts	—	(9,165,023)	—	(9,165,023)
Futures Contracts	(389,636)	—	—	(389,636)
Swap Contracts	—	(212,021)	—	(212,021)
Total	62,633,741	660,543,332	9,991,371	733,168,444

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Asset-Backed Securities - Non-Agency ($)	Senior Loans	Total ($)
Balance as of December 31, 2013	—	185,251	185,251
Accrued discounts/premiums	—	(31)	(31)
Realized gain (loss)	—	3,444	3,444
Change in unrealized appreciation (depreciation)(a)	849	(4,350)	(3,501)
Sales	—	(143,314)	(143,314)
Purchases	9,949,522	—	9,949,522
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of September 30, 2014	9,950,371	41,000	9,991,371

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $(74), which is comprised of Asset-Backed Securities — Non-Agency of $849 and Senior Loans of $(923).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities and senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Variable Portfolio – High Yield Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.8%
Aerospace & Defense 1.3%
Bombardier, Inc. (a)
Senior Unsecured
03/15/20	7.750%	$702,000	$765,320
10/15/22	6.000%	1,005,000	999,975
01/15/23	6.125%	634,000	634,000
Oshkosh Corp.
03/01/20	8.500%	1,710,000	1,804,050
TransDigm, Inc.
10/15/20	5.500%	126,000	122,220
07/15/21	7.500%	805,000	859,338
TransDigm, Inc. (a)
07/15/22	6.000%	266,000	262,675
07/15/24	6.500%	1,926,000	1,918,777
Total			7,366,355
Automotive 2.4%
Allison Transmission, Inc. (a)
05/15/19	7.125%	1,574,000	1,652,700
American Axle & Manufacturing, Inc.
02/15/19	5.125%	865,000	860,675
03/15/21	6.250%	1,047,000	1,088,880
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	1,123,000	1,191,784
06/15/21	8.250%	896,000	976,640
Dana Holding Corp. Senior Unsecured
02/15/21	6.750%	1,890,000	1,993,950
Gates Global LLC/Co. (a)
07/15/22	6.000%	801,000	752,940
General Motors Co. Senior Unsecured
10/02/23	4.875%	2,563,000	2,710,372
General Motors Financial Co., Inc.
09/25/21	4.375%	926,000	946,835
Midas Intermediate Holdco II LLC/Finance, Inc. (a)
10/01/22	7.875%	555,000	553,613
Schaeffler Finance BV Senior Secured (a)
05/15/21	4.750%	1,052,000	1,049,370
Total			13,777,759
Banking 2.3%
Ally Financial, Inc.
03/15/20	8.000%	6,223,000	7,249,795
Senior Unsecured
09/30/24	5.125%	1,573,000	1,541,540
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	1,241,000	1,219,358
Royal Bank of Scotland PLC (The) Subordinated Notes (b)
03/16/22	9.500%	390,000	444,600

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	$2,456,000	$2,738,440
Total			13,193,733
Brokerage/Asset Managers/Exchanges 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	1,559,000	1,636,950

Building Materials 1.5%
Allegion US Holding Co., Inc.
10/01/21	5.750%	1,070,000	1,091,400
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	1,821,000	1,784,580
Gibraltar Industries, Inc.
02/01/21	6.250%	470,000	481,750
HD Supply, Inc.
07/15/20	7.500%	2,145,000	2,225,437
07/15/20	11.500%	860,000	991,150
Nortek, Inc.
04/15/21	8.500%	1,545,000	1,660,875
Total			8,235,192
Cable and Satellite 6.3%
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	905,000	886,900
04/30/21	6.500%	1,972,000	2,055,810
01/31/22	6.625%	300,000	315,000
09/30/22	5.250%	1,264,000	1,237,140
CSC Holdings LLC Senior Unsecured
02/15/19	8.625%	888,000	1,014,540
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	2,204,000	2,347,260
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	2,156,000	2,217,985
12/15/21	5.125%	456,000	436,620
Cogeco Cable, Inc. (a)
05/01/20	4.875%	428,000	424,790
DISH DBS Corp.
09/01/19	7.875%	1,007,000	1,137,910
06/01/21	6.750%	3,183,000	3,421,725
07/15/22	5.875%	239,000	243,780
DigitalGlobe, Inc. (a)
02/01/21	5.250%	1,215,000	1,166,400
Hughes Satellite Systems Corp.
06/15/21	7.625%	2,480,000	2,703,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
Senior Secured
06/15/19	6.500%	$571,000	$606,688
Intelsat Jackson Holdings SA
10/15/20	7.250%	3,600,000	3,807,000
Senior Unsecured
04/01/21	7.500%	1,225,000	1,307,687
Intelsat Luxembourg SA
06/01/21	7.750%	201,000	204,769
06/01/23	8.125%	2,110,000	2,199,675
Mediacom Broadband LLC/Corp. (a)
04/15/21	5.500%	212,000	209,615
Numericable Group SA (a)
Senior Secured
05/15/19	4.875%	995,000	982,562
05/15/22	6.000%	2,468,000	2,486,510
Quebecor Media, Inc. Senior Unsecured
01/15/23	5.750%	1,444,000	1,433,170
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured (a)
01/15/23	5.500%	920,000	926,900
Videotron Ltd.
07/15/22	5.000%	1,002,000	991,980
Videotron Ltd. (a)
06/15/24	5.375%	720,000	712,800
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	173,000	174,298
Total			35,652,714
Chemicals 2.4%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	1,535,000	1,637,653
Celanese U.S. Holdings LLC
06/15/21	5.875%	553,000	588,945
Huntsman International LLC
11/15/20	4.875%	703,000	692,455
03/15/21	8.625%	175,000	189,000
INEOS Group Holdings SA (a)
02/15/19	5.875%	1,477,000	1,454,845
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	1,650,000	1,843,875
PQ Corp. Secured (a)
05/01/18	8.750%	5,209,000	5,528,051
WR Grace & Co. (a)
10/01/21	5.125%	795,000	807,919
10/01/24	5.625%	577,000	591,425
Total			13,334,168

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Construction Machinery 2.4%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	$708,000	$748,710
CNH Industrial Capital LLC
04/15/18	3.625%	827,000	808,393
Case New Holland Industrial, Inc.
12/01/17	7.875%	4,976,000	5,529,580
Columbus McKinnon Corp.
02/01/19	7.875%	674,000	707,700
H&E Equipment Services, Inc.
09/01/22	7.000%	227,000	242,323
United Rentals North America, Inc.
05/15/20	7.375%	851,000	904,188
04/15/22	7.625%	916,000	996,150
06/15/23	6.125%	1,287,000	1,322,392
11/15/24	5.750%	1,141,000	1,155,262
Senior Unsecured
02/01/21	8.250%	1,025,000	1,109,562
Total			13,524,260
Consumer Cyclical Services 1.3%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	1,113,000	962,745
APX Group, Inc.
12/01/20	8.750%	2,042,000	1,858,220
Senior Secured
12/01/19	6.375%	2,973,000	2,876,377
Monitronics International, Inc.
04/01/20	9.125%	1,395,000	1,436,850
Total			7,134,192
Consumer Products 1.4%
Serta Simmons Holdings LLC Senior Unsecured (a)
10/01/20	8.125%	1,981,000	2,094,907
Spectrum Brands, Inc.
03/15/20	6.750%	1,532,000	1,597,110
11/15/20	6.375%	1,397,000	1,456,373
11/15/22	6.625%	722,000	758,100
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	1,514,000	1,487,505
Tempur Sealy International, Inc.
12/15/20	6.875%	458,000	487,770
Total			7,881,765
Diversified Manufacturing 1.3%
Amsted Industries, Inc. (a)
03/15/22	5.000%	44,000	42,735
09/15/24	5.375%	1,229,000	1,192,130

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Diversified Manufacturing (continued)
Entegris, Inc. (a)
04/01/22	6.000%	$1,404,000	$1,425,060
Gardner Denver, Inc. Senior Unsecured (a)
08/15/21	6.875%	1,923,000	1,927,807
Hamilton Sundstrand Corp. Senior Unsecured (a)
12/15/20	7.750%	2,666,000	2,765,975
Total			7,353,707
Electric 1.2%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	1,290,000	1,480,275
07/01/21	7.375%	706,000	790,720
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	1,902,000	2,006,610
NRG Energy, Inc. (a)
07/15/22	6.250%	2,661,000	2,714,220
Total			6,991,825
Environmental 0.3%
Clean Harbors, Inc.
08/01/20	5.250%	1,186,000	1,186,000
06/01/21	5.125%	535,000	530,319
Total			1,716,319
Finance Companies 4.8%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	4,506,000	4,370,820
Senior Unsecured
10/01/21	5.000%	1,155,000	1,149,225
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	802,000	791,975
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	76,000	86,260
CIT Group, Inc.
Senior Unsecured
03/15/18	5.250%	954,000	982,620
05/15/20	5.375%	1,332,000	1,375,290
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	2,400,000	2,568,000
Senior Unsecured
02/15/19	5.500%	651,000	678,668
International Lease Finance Corp.
Senior Unsecured
09/01/17	8.875%	2,420,000	2,722,500
05/15/19	6.250%	607,000	650,401
12/15/20	8.250%	1,230,000	1,452,937
04/15/21	4.625%	1,153,000	1,144,352

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
Navient LLC
Senior Unsecured
01/15/19	5.500%	$224,000	$228,480
01/25/22	7.250%	944,000	1,024,240
03/25/24	6.125%	590,000	575,250
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	2,020,000	1,999,800
Senior Unsecured
02/15/19	10.125%	353,000	377,710
Springleaf Finance Corp.
12/15/17	6.900%	953,000	1,017,328
06/01/20	6.000%	759,000	770,385
10/01/21	7.750%	1,016,000	1,137,920
10/01/23	8.250%	715,000	800,800
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	1,383,000	1,331,137
Total			27,236,098
Food and Beverage 1.3%
B&G Foods, Inc.
06/01/21	4.625%	2,242,000	2,135,505
Darling Ingredients, Inc.
01/15/22	5.375%	996,000	1,003,470
Diamond Foods, Inc. (a)
03/15/19	7.000%	381,000	381,000
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	675,000	651,375
Post Holdings, Inc. (a)
12/15/22	6.000%	1,775,000	1,624,125
WhiteWave Foods Co. (The)
10/01/22	5.375%	1,407,000	1,421,070
Total			7,216,545
Gaming 3.2%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	452,000	460,900
11/01/23	5.375%	209,000	213,180
MGM Resorts International
03/01/18	11.375%	2,059,000	2,465,653
10/01/20	6.750%	510,000	543,150
12/15/21	6.625%	1,853,000	1,954,915
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	1,201,000	1,107,923
Pinnacle Entertainment, Inc.
08/01/21	6.375%	1,559,000	1,629,155
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	2,880,000	3,096,000
Senior Unsecured
10/01/20	7.804%	625,000	684,906

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Seneca Gaming Corp. (a)
12/01/18	8.250%	$1,745,000	$1,823,525
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	1,185,000	1,131,675
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	5,259,000	3,115,957
Total			18,226,939
Health Care 8.1%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	396,000	386,100
Amsurg Corp.
11/30/20	5.625%	719,000	726,190
Biomet, Inc.
08/01/20	6.500%	308,000	326,480
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	3,937,000	4,094,480
Senior Secured
08/01/21	5.125%	427,000	425,933
Catamaran Corp.
03/15/21	4.750%	422,000	405,911
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	970,000	986,975
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	3,147,000	3,331,886
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	3,031,000	3,140,874
07/15/24	5.125%	1,730,000	1,699,725
Emdeon, Inc.
12/31/19	11.000%	1,775,000	1,983,562
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	554,000	583,196
01/31/22	5.875%	1,121,000	1,188,260
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	246,000	269,985
HCA, Inc.
02/15/22	7.500%	3,233,000	3,637,125
05/01/23	5.875%	552,000	564,420
Senior Secured
03/15/19	3.750%	1,361,000	1,330,378
02/15/20	6.500%	4,390,000	4,796,075
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,002,000	1,027,050
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured
11/01/18	10.500%	858,000	930,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
LifePoint Hospitals, Inc.
12/01/21	5.500%	$1,628,000	$1,648,350
MPH Acquisition Holdings LLC (a)
04/01/22	6.625%	1,565,000	1,580,650
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	1,356,000	1,450,920
Tenet Healthcare Corp.
Senior Secured
10/01/20	6.000%	886,000	936,945
04/01/21	4.500%	2,075,000	2,023,125
Senior Unsecured
04/01/22	8.125%	3,570,000	3,918,075
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	2,123,000	2,120,346
Total			45,513,946
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	710,000	711,775

Home Construction 1.1%
Meritage Homes Corp.
03/01/18	4.500%	994,000	998,970
04/15/20	7.150%	410,000	446,900
04/01/22	7.000%	928,000	1,002,240
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	1,140,000	1,202,700
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	326,000	348,820
04/15/20	7.750%	1,043,000	1,116,010
04/15/21	5.250%	724,000	705,900
03/01/24	5.625%	278,000	267,575
Total			6,089,115
Independent Energy 11.3%
Antero Resources Corp. (a)
12/01/22	5.125%	2,629,000	2,556,702
Athlon Holdings LP/Finance Corp.
04/15/21	7.375%	2,517,000	2,737,237
Athlon Holdings LP/Finance Corp. (a)
05/01/22	6.000%	1,178,000	1,263,405
California Resources Corp. (a)(c)
11/15/24	6.000%	1,949,000	2,002,597
Chesapeake Energy Corp.
08/15/20	6.625%	4,129,000	4,541,900
02/15/21	6.125%	3,500,000	3,806,250
03/15/23	5.750%	1,158,000	1,233,270

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Cimarex Energy Co.
06/01/24	4.375%	$489,000	$492,668
Comstock Resources, Inc.
06/15/20	9.500%	2,027,000	2,219,565
Concho Resources, Inc.
01/15/21	7.000%	1,582,000	1,688,785
01/15/22	6.500%	1,515,000	1,609,688
04/01/23	5.500%	1,278,000	1,329,120
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	1,564,000	1,704,760
09/01/22	7.750%	523,000	553,073
Halcon Resources Corp.
07/15/20	9.750%	1,064,000	1,082,620
05/15/21	8.875%	1,198,000	1,180,030
Kodiak Oil & Gas Corp.
01/15/21	5.500%	1,933,000	1,952,330
02/01/22	5.500%	4,022,000	4,042,110
Laredo Petroleum, Inc.
02/15/19	9.500%	4,163,000	4,423,187
01/15/22	5.625%	1,454,000	1,424,920
05/01/22	7.375%	1,117,000	1,172,850
Oasis Petroleum, Inc.
02/01/19	7.250%	2,317,000	2,418,369
11/01/21	6.500%	2,238,000	2,333,115
03/15/22	6.875%	1,140,000	1,202,700
01/15/23	6.875%	1,476,000	1,553,490
Parsley Energy LLC/Finance Corp. Senior Unsecured (a)
02/15/22	7.500%	2,673,000	2,756,531
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	1,205,000	1,307,425
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	1,248,000	1,288,560
RSP Permian, Inc. (a)
10/01/22	6.625%	591,000	594,694
Range Resources Corp.
03/15/23	5.000%	3,207,000	3,303,210
Rice Energy, Inc. (a)
05/01/22	6.250%	574,000	559,650
SM Energy Co. Senior Unsecured
11/15/21	6.500%	889,000	940,118
Triangle USA Petroleum Corp. Senior Unsecured (a)
07/15/22	6.750%	600,000	585,750
Whiting Petroleum Corp.
03/15/21	5.750%	1,636,000	1,730,070
Total			63,590,749
Leisure 1.6%
AMC Entertainment, Inc.

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Leisure (continued)
12/01/20	9.750%	$1,388,000	$1,528,535
02/15/22	5.875%	774,000	779,805
Activision Blizzard, Inc. (a)
09/15/21	5.625%	4,229,000	4,398,160
09/15/23	6.125%	138,000	146,625
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	1,170,000	1,152,450
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	619,000	600,430
United Artists Theatre Circuit, Inc. (d)(e)
1995-A Pass-Through Certificates
07/01/15	9.300%	300,554	300,554
07/01/15	9.300%	98,212	98,212
Total			9,004,771
Lodging 1.0%
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	2,886,000	2,972,580
Playa Resorts Holding BV (a)
08/15/20	8.000%	2,440,000	2,559,690
Total			5,532,270
Media and Entertainment 6.3%
AMC Networks, Inc.
07/15/21	7.750%	1,084,000	1,174,785
12/15/22	4.750%	3,782,000	3,734,725
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	300,000	299,625
02/15/24	5.625%	300,000	300,750
CBS Outdoor Americas Capital LLC/Corp. (a)(c)
03/15/25	5.875%	2,351,000	2,362,755
Clear Channel Worldwide Holdings, Inc.
03/15/20	7.625%	2,997,000	3,109,387
Senior Unsecured
11/15/22	6.500%	1,218,000	1,233,225
11/15/22	6.500%	1,948,000	1,991,830
Gannett Co., Inc. (a)
09/15/21	4.875%	489,000	473,108
10/15/23	6.375%	286,000	297,440
09/15/24	5.500%	428,000	421,580
Lamar Media Corp. (a)
01/15/24	5.375%	571,000	572,428
MDC Partners, Inc. (a)
04/01/20	6.750%	2,274,000	2,342,220
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	846,000	848,115
Nielsen Finance LLC/Co.
10/01/20	4.500%	2,583,000	2,499,052
Sinclair Television Group, Inc.
11/01/21	6.375%	325,000	332,313
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	2,030,000	1,953,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
Univision Communications, Inc. (a)
05/15/21	8.500%	$1,376,000	$1,458,560
Senior Secured
11/01/20	7.875%	2,400,000	2,571,000
05/15/23	5.125%	2,079,000	2,104,987
iHeartCommunications, Inc. PIK
02/01/21	14.000%	1,696,164	1,551,990
iHeartCommunications, Inc.
Senior Secured
03/01/21	9.000%	3,477,000	3,459,615
iHeartCommunications, Inc. (a)
Senior Secured
09/15/22	9.000%	534,000	529,995
Total			35,623,360
Metals 1.6%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	1,438,000	1,439,868
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	1,727,000	1,815,509
02/25/22	6.750%	2,079,000	2,224,010
Arch Coal, Inc. Secured (a)
01/15/19	8.000%	852,000	730,590
Constellium NV (a)
05/15/24	5.750%	503,000	503,000
FMG Resources August 2006 Proprietary Ltd. (a)
11/01/19	8.250%	1,789,000	1,847,142
Peabody Energy Corp.
11/15/18	6.000%	162,000	158,760
Steel Dynamics, Inc. (a)
10/01/21	5.125%	272,000	276,080
Total			8,994,959
Midstream 4.9%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,415,000	2,478,394
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	4,744,000	5,028,640
05/15/22	5.500%	1,152,000	1,120,320
Kinder Morgan, Inc. Senior Unsecured
09/15/20	6.500%	4,416,000	4,970,561
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,547,000	1,620,482
02/15/23	5.500%	2,451,000	2,506,147
07/15/23	4.500%	935,000	906,950
Regency Energy Partners LP/Finance Corp.
07/15/21	6.500%	2,902,000	3,047,100
03/01/22	5.875%	548,000	569,920
10/01/22	5.000%	1,454,000	1,432,190
Sabine Pass Liquefaction LLC

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Senior Secured
02/01/21	5.625%	$1,125,000	$1,155,938
Sabine Pass Liquefaction LLC (a)
Senior Secured
04/15/23	5.625%	449,000	454,613
05/15/24	5.750%	1,598,000	1,625,965
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	76,000	77,520
11/15/23	4.250%	756,000	725,760
Total			27,720,500
Other Financial Institutions 0.3%
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	832,000	854,880
02/01/22	5.875%	1,034,000	1,034,000
Total			1,888,880
Other Industry 0.4%
AECOM Technology Corp. Senior Unsecured (a)(c)
10/15/22	5.750%	633,000	635,374
CB Richard Ellis Services, Inc.
03/15/25	5.250%	1,368,000	1,359,450
Total			1,994,824
Other REIT 0.5%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	2,439,000	2,548,755

Packaging 2.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	979,000	979,000
Berry Plastics Corp. Secured
05/15/22	5.500%	690,000	664,125
Beverage Packaging Holdings (Luxembourg) II SA (a)
06/15/17	6.000%	277,000	272,845
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	2,848,000	2,890,720
Reynolds Group Issuer, Inc./LLC
04/15/19	9.000%	1,080,000	1,124,550
08/15/19	9.875%	484,000	520,905
02/15/21	8.250%	1,574,000	1,664,505
Senior Secured
10/15/20	5.750%	2,925,000	2,976,187
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured (a)
05/01/22	6.375%	2,092,000	2,008,320
Total			13,101,157

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	$221,000	$219,066

Pharmaceuticals 2.0%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	461,000	462,153
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	1,468,000	1,449,650
Jaguar Holding Co. I Senior Unsecured PIK (a)
10/15/17	9.375%	892,000	900,920
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	622,000	667,095
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	1,298,000	1,369,390
10/15/20	6.375%	3,223,000	3,311,632
07/15/21	7.500%	1,855,000	1,984,850
12/01/21	5.625%	1,042,000	1,038,092
Total			11,183,782
Property & Casualty 0.8%
Alliant Holdings, Inc. Senior Unsecured (a)
12/15/20	7.875%	523,000	539,998
HUB International Ltd. Senior Unsecured (a)
10/01/21	7.875%	3,034,000	3,106,057
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK (a)
07/15/19	8.125%	1,133,000	1,107,508
Total			4,753,563
Railroads 0.5%
Florida East Coast Holdings Corp. (a)
05/01/20	9.750%	1,110,000	1,126,650
Senior Secured
05/01/19	6.750%	1,422,000	1,450,440
Total			2,577,090
Restaurants 0.5%
BC ULC/New Red Finance Inc. Secured (a)(c)
04/01/22	6.000%	2,713,000	2,696,044

Retailers 0.6%
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	630,000	609,525

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers (continued)
J. Crew Group, Inc. Senior Unsecured PIK (a)
05/01/19	7.750%	$300,000	$284,250
Rite Aid Corp.
03/15/20	9.250%	1,471,000	1,603,390
06/15/21	6.750%	485,000	495,913
Senior Unsecured
02/15/27	7.700%	602,000	644,140
Total			3,637,218
Technology 4.9%
Alliance Data Systems Corp. (a)
04/01/20	6.375%	1,221,000	1,254,577
08/01/22	5.375%	2,604,000	2,525,880
Ancestry.com, Inc.
12/15/20	11.000%	354,000	403,560
Ancestry.com, Inc. (a)
Senior Unsecured PIK
10/15/18	9.625%	1,281,000	1,293,810
Audatex North America, Inc. (a)
06/15/21	6.000%	636,000	651,900
11/01/23	6.125%	636,000	651,900
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	683,000	676,170
04/01/23	5.375%	2,799,000	2,771,010
First Data Corp.
01/15/21	12.625%	2,340,000	2,802,150
06/15/21	10.625%	152,000	172,900
First Data Corp. (a)
Secured
01/15/21	8.250%	1,070,000	1,134,200
Senior Secured
06/15/19	7.375%	1,733,000	1,819,650
08/15/20	8.875%	549,000	588,802
11/01/20	6.750%	1,334,000	1,410,705
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	1,080,000	1,134,000
Iron Mountain, Inc.
08/15/23	6.000%	938,000	961,450
NCR Corp.
12/15/21	5.875%	458,000	468,305
12/15/23	6.375%	539,000	564,603
NXP BV/Funding LLC (a)
02/15/21	5.750%	1,143,000	1,160,145
03/15/23	5.750%	560,000	567,000
Nuance Communications, Inc. (a)
08/15/20	5.375%	2,196,000	2,146,590
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	1,140,000	1,100,100

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Zebra Technologies Corp. Senior Unsecured (a)(c)
10/15/22	7.250%	$1,181,000	$1,181,000
Total			27,440,407
Transportation Services 0.4%
Hertz Corp. (The)
10/15/20	5.875%	865,000	877,975
01/15/21	7.375%	234,000	246,870
10/15/22	6.250%	1,115,000	1,128,938
Total			2,253,783
Wireless 6.3%
Altice SA Senior Secured (a)
05/15/22	7.750%	1,757,000	1,814,102
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	1,318,000	1,281,755
01/15/23	5.250%	1,825,000	1,809,031
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	467,000	448,320
SBA Telecommunications, Inc.
07/15/20	5.750%	3,057,000	3,110,497
Sprint Communications, Inc.
Senior Unsecured
08/15/20	7.000%	729,000	759,983
11/15/21	11.500%	1,496,000	1,914,880
Sprint Communications, Inc. (a)
11/15/18	9.000%	5,812,000	6,720,125
03/01/20	7.000%	1,463,000	1,600,156
Sprint Corp. (a)
09/15/21	7.250%	688,000	716,380
09/15/23	7.875%	1,182,000	1,252,920
06/15/24	7.125%	802,000	808,015
T-Mobile USA, Inc.
04/28/21	6.633%	1,543,000	1,581,575
01/15/22	6.125%	695,000	698,475
04/28/22	6.731%	641,000	655,423
03/01/23	6.000%	1,241,000	1,239,449
04/01/23	6.625%	1,511,000	1,544,998
01/15/24	6.500%	695,000	703,688
03/01/25	6.375%	310,000	309,225
Wind Acquisition Finance SA (a)
04/23/21	7.375%	2,108,000	2,118,540
Senior Secured
04/30/20	6.500%	2,445,000	2,548,912
07/15/20	4.750%	2,226,000	2,136,960
Total			35,773,409
Wirelines 4.6%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	665,000	685,948

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
06/15/21	6.450%	$1,351,000	$1,445,570
03/15/22	5.800%	540,000	553,500
12/01/23	6.750%	1,478,000	1,585,155
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	534,000	576,720
07/01/21	9.250%	231,000	263,918
09/15/21	6.250%	266,000	263,340
04/15/22	8.750%	931,000	1,047,375
04/15/24	7.625%	1,081,000	1,121,537
01/15/25	6.875%	2,999,000	2,961,512
Level 3 Communications, Inc. Senior Unsecured
02/01/19	11.875%	1,908,000	2,060,640
Level 3 Escrow II, Inc. (a)
08/15/22	5.375%	1,831,000	1,803,535
Level 3 Financing, Inc.
04/01/19	9.375%	552,000	589,950
07/01/19	8.125%	1,035,000	1,102,275
06/01/20	7.000%	1,610,000	1,696,537
Level 3 Financing, Inc. (a)
01/15/21	6.125%	875,000	901,250
Telecom Italia Capital SA
06/18/19	7.175%	778,000	879,140
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	1,784,000	1,749,444
Windstream Corp.
09/01/18	8.125%	355,000	370,088
10/15/20	7.750%	758,000	797,795
10/01/21	7.750%	755,000	804,075
08/01/23	6.375%	45,000	43,425
Zayo Group LLC/Capital, Inc.
07/01/20	10.125%	1,419,000	1,599,922
Senior Secured
01/01/20	8.125%	818,000	877,305
Total			25,779,956
Total Corporate Bonds & Notes (Cost: $517,197,251)			$529,107,900

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 3.4%
Chemicals 0.4%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (b)(f)
02/01/20	3.750%	$749,553	$733,782
PQ Corp. Term Loan (b)(f)
08/07/17	4.000%	1,310,457	1,294,076

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Solenis International LP/Holdings 3 LLC Term Loan (b)(f)
07/31/21	4.250%	$385,000	$377,204
Total			2,405,062

Gaming 0.1%
Scientific Games International, Inc. Tranche B2 Term Loan (b)(c)(f)
08/01/21	6.000%	594,884	582,772

Health Care 1.6%
American Renal Holdings, Inc. 2nd Lien Term Loan (b)(f)
03/20/20	8.500%	2,269,000	2,246,310
CHS/Community Health Systems, Inc. Tranche D Term Loan (b)(f)
01/27/21	4.250%	570,687	568,599
U.S. Renal Care, Inc. (b)(f)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	2,276,564	2,249,541
2nd Lien Term Loan
01/03/20	10.250%	1,554,000	1,569,540
2nd Lien Tranche B-1 Term Loan
01/03/20	8.500%	628,657	634,943
United Surgical Partners International, Inc. Tranche B Term Loan (b)(f)
04/03/19	4.750%	1,546,568	1,541,604
Total			8,810,537

Lodging 0.2%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (b)(f)
12/28/20	6.250%	414,000	414,000
Playa Resorts Holdings Term Loan (b)(f)
08/09/19	4.000%	565,290	556,811
Total			970,811
Metals 0.3%
Arch Coal, Inc. Term Loan (b)(f)
05/16/18	6.250%	1,999,534	1,827,694

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty 0.3%
Asurion LLC (b)(f)
2nd Lien Term Loan
03/03/21	8.500%	$1,292,364	$1,304,073
Tranche B-1 Term Loan
05/24/19	5.000%	671,784	667,840
Total			1,971,913

Technology 0.5%
Applied Systems, Inc. (b)(f)
1st Lien Term Loan
01/25/21	4.250%	170,710	168,576
2nd Lien Term Loan
01/24/22	7.500%	202,000	201,142
Blue Coat Systems, Inc. 2nd Lien Term Loan (b)(f)
06/26/20	9.500%	1,661,000	1,648,542
First Data Corp. Term Loan (b)(f)
03/23/18	3.655%	765,000	749,463
Total			2,767,723

Total Senior Loans (Cost: $19,484,466)			$19,336,512

Issuer	Shares	Value

Limited Partnerships —%
Financials —%
Diversified Financial Services —%
Varde Fund V LP (d)(e)	5,000,000	$12,985
TOTAL FINANCIALS		12,985
Total Limited Partnerships (Cost: $—)		$12,985

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.093% (g)(h)	13,134,594	$13,134,594
Total Money Market Funds (Cost: $13,134,594)		$13,134,594
Total Investments
(Cost: $549,816,311) (i)		$561,591,991(j)
Other Assets & Liabilities, Net		2,937,532
Net Assets		$564,529,523

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $74,400 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(62)	USD	(7,727,719)	12/2014	60,783	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $209,783,505 or 37.16% of net assets.

(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $411,751, which represents 0.07% of net assets.  Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	04-09-2002	298,710
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	12-11-2001 - 08-28-2002	95,368
Varde Fund V LP	04-27-2000 - 06-19-2000	—	*

* The original cost for this position was $5,000,000. From September 29, 2004 through May 7, 2005, $5,000,000 was returned to the Fund in the form of return of capital.

(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $411,751, which represents 0.07% of net assets.

(f)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(g)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(h)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	14,278,029	131,003,647	(132,147,082)	13,134,594	9,072	13,134,594

(i)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $549,816,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$17,994,000
Unrealized Depreciation	(6,218,000)
Net Unrealized Appreciation	$11,776,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	8,606,005	398,766	9,004,771
All Other Industries	—	520,103,129	—	520,103,129
Total Bonds	—	528,709,134	398,766	529,107,900
Other
Senior Loans
Health Care	—	7,240,997	1,569,540	8,810,537
Lodging	—	556,811	414,000	970,811
Technology	—	1,119,181	1,648,542	2,767,723
All Other Industries	—	6,787,441	—	6,787,441
Limited Partnerships	—	—	12,985	12,985
Total Other	—	15,704,430	3,645,067	19,349,497
Mutual Funds
Money Market Funds	13,134,594	—	—	13,134,594
Total Mutual Funds	13,134,594	—	—	13,134,594
Investments in Securities	13,134,594	544,413,564	4,043,833	561,591,991
Derivatives
Assets
Futures Contracts	60,783	—	—	60,783
Total	13,195,377	544,413,564	4,043,833	561,652,774

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Senior Loans ($)	Limited Partnerships ($)	Total ($)
Balance as of December 31, 2013	762,882	5,500,777	14,050	6,277,709
Accrued discounts/premiums	12,678	4,690	—	17,368
Realized gain (loss)	—	62,182	—	62,182
Change in unrealized appreciation (depreciation)(a)	(12,678)	(117,999)	(1,065)	(131,742)
Sales	(364,116)	(2,199,054)	—	(2,563,170)
Purchases	—	—	—	—
Transfers into Level 3	—	3,269,053	—	3,269,053
Transfers out of Level 3	—	(2,887,567)	—	(2,887,567)
Balance as of September 30, 2014	398,766	3,632,082	12,985	4,043,833

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $(77,131), which is comprised of Corporate Bonds & Notes of $(12,678), Senior Loans of $(63,388) and Limited Partnerships of $(1,065)

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Variable Portfolio – Income Opportunities Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 93.2%
Aerospace & Defense 1.5%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$2,899,000	$2,783,040
Bombardier, Inc. (a)
Senior Unsecured
03/15/20	7.750%	1,189,000	1,296,248
10/15/22	6.000%	1,550,000	1,542,250
01/15/23	6.125%	3,366,000	3,366,000
Oshkosh Corp.
03/01/20	8.500%	5,154,000	5,437,470
TransDigm, Inc.
10/15/20	5.500%	369,000	357,930
TransDigm, Inc. (a)
07/15/22	6.000%	3,125,000	3,085,937
Total			17,868,875
Automotive 2.3%
American Axle & Manufacturing, Inc.
02/15/19	5.125%	1,691,000	1,682,545
03/15/21	6.250%	2,000,000	2,080,000
Chrysler Group LLC/Co-Issuer, Inc.
Secured
06/15/19	8.000%	2,506,000	2,659,492
06/15/21	8.250%	2,803,000	3,055,270
Collins & Aikman Products Co. (a)(b)(c)(d)
08/15/12	12.875%	620,000	62
Gates Global LLC/Co. (a)
07/15/22	6.000%	1,613,000	1,516,220
General Motors Co. Senior Unsecured
10/02/23	4.875%	6,000,000	6,345,000
General Motors Financial Co., Inc.
09/25/21	4.375%	1,706,000	1,744,385
Jaguar Land Rover Automotive PLC (a)
12/15/18	4.125%	1,890,000	1,891,323
Lear Corp. Escrow Bond (b)(d)(e)
12/01/16	8.750%	595,000	—
Schaeffler Finance BV Senior Secured (a)
02/15/17	7.750%	2,165,000	2,354,438
Schaeffler Holding Finance BV Senior Secured PIK (a)
08/15/18	6.875%	4,147,000	4,312,880
Total			27,641,615
Banking 2.8%
Ally Financial, Inc.
03/15/20	8.000%	13,670,000	15,925,550
09/15/20	7.500%	3,588,000	4,135,170
Senior Unsecured
09/30/24	5.125%	3,260,000	3,194,800

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Popular, Inc. Senior Unsecured
07/01/19	7.000%	$629,000	$632,145
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	2,508,000	2,464,263
Royal Bank of Scotland PLC (The) Subordinated Notes (f)
03/16/22	9.500%	700,000	798,000
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	5,187,000	5,783,505
Total			32,933,433
Brokerage/Asset Managers/Exchanges 0.3%
E*TRADE Financial Corp. Senior Unsecured
11/15/19	6.375%	3,319,000	3,484,950
Building Materials 1.2%
Allegion US Holding Co., Inc.
10/01/21	5.750%	2,125,000	2,167,500
American Builders & Contractors Supply Co., Inc. Senior Unsecured (a)
04/15/21	5.625%	4,022,000	3,941,560
Building Materials Corp. of America (a)
Senior Secured
02/15/20	7.000%	440,000	457,600
Senior Unsecured
05/01/21	6.750%	3,568,000	3,737,480
Gibraltar Industries, Inc.
02/01/21	6.250%	892,000	914,300
Interface, Inc.
12/01/18	7.625%	2,006,000	2,086,240
Nortek, Inc.
04/15/21	8.500%	877,000	942,775
Total			14,247,455
Cable and Satellite 5.2%
CCO Holdings LLC/Capital Corp.
04/30/21	6.500%	1,417,000	1,477,223
09/30/22	5.250%	4,836,000	4,733,235
01/15/24	5.750%	2,200,000	2,189,000
CSC Holdings, Inc. Senior Unsecured
11/15/21	6.750%	5,920,000	6,304,800
Cequel Communications Holdings I LLC/Capital Corp. (a)
Senior Unsecured
09/15/20	6.375%	2,927,000	3,011,151
12/15/21	5.125%	3,071,000	2,940,482

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Cable and Satellite (continued)
DISH DBS Corp.
06/01/21	6.750%	$8,286,000	$8,907,450
07/15/22	5.875%	4,040,000	4,120,800
DigitalGlobe, Inc. (a)
02/01/21	5.250%	2,578,000	2,474,880
Hughes Satellite Systems Corp. Senior Secured
06/15/19	6.500%	3,292,000	3,497,750
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	925,000	987,438
Intelsat Luxembourg SA
06/01/21	7.750%	3,609,000	3,676,669
Mediacom Broadband LLC/Corp. (a)
04/15/21	5.500%	416,000	411,320
Numericable Group SA (a)
Senior Secured
05/15/19	4.875%	2,663,000	2,629,713
05/15/22	6.000%	4,922,000	4,958,915
05/15/24	6.250%	414,000	412,965
Quebecor Media, Inc. (a)(b)(d)
01/15/49	9.750%	1,855,000	41,181
Videotron Ltd.
07/15/22	5.000%	1,672,000	1,655,280
Videotron Ltd. (a)
06/15/24	5.375%	2,323,000	2,299,770
Virgin Media Finance PLC Senior Unsecured (a)(g)
10/15/24	6.000%	1,749,000	1,751,186
Virgin Media Secured Finance PLC Senior Secured (a)
04/15/21	5.375%	2,825,000	2,846,187
Total			61,327,395
Chemicals 2.5%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	2,915,000	3,109,941
Celanese U.S. Holdings LLC
06/15/21	5.875%	1,268,000	1,350,420
Huntsman International LLC
11/15/20	4.875%	1,318,000	1,298,230
INEOS Group Holdings SA (a)
02/15/19	5.875%	2,916,000	2,872,260
JM Huber Corp. Senior Unsecured (a)
11/01/19	9.875%	3,775,000	4,218,563
NOVA Chemicals Corp. Senior Unsecured (a)
08/01/23	5.250%	2,613,000	2,717,520

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
PQ Corp. Secured (a)
05/01/18	8.750%	$10,221,000	$10,847,036
WR Grace & Co. (a)
10/01/21	5.125%	1,645,000	1,671,731
10/01/24	5.625%	1,194,000	1,223,850
Total			29,309,551
Construction Machinery 2.7%
Ashtead Capital, Inc. Secured (a)
07/15/22	6.500%	2,069,000	2,187,967
CNH Industrial Capital LLC
04/15/18	3.625%	410,000	400,775
CNH Industrial Capital LLC (a)
Senior Unsecured
07/15/19	3.375%	2,404,000	2,265,770
Case New Holland Industrial, Inc.
12/01/17	7.875%	13,141,000	14,602,936
Columbus McKinnon Corp.
02/01/19	7.875%	1,288,000	1,352,400
H&E Equipment Services, Inc.
09/01/22	7.000%	1,923,000	2,052,803
United Rentals North America, Inc.
05/15/20	7.375%	223,000	236,938
04/15/22	7.625%	2,936,000	3,192,900
06/15/23	6.125%	2,394,000	2,459,835
11/15/24	5.750%	2,123,000	2,149,537
Secured
07/15/18	5.750%	1,148,000	1,196,790
Total			32,098,651
Consumer Cyclical Services 1.5%
ADT Corp. (The)
Senior Unsecured
07/15/22	3.500%	4,673,000	4,042,145
06/15/23	4.125%	2,100,000	1,869,000
APX Group, Inc. Senior Secured
12/01/19	6.375%	12,514,000	12,107,295
Total			18,018,440
Consumer Products 1.3%
Revlon Consumer Products Corp.
02/15/21	5.750%	3,712,000	3,637,760
Spectrum Brands, Inc.
03/15/20	6.750%	1,066,000	1,111,305
11/15/20	6.375%	2,660,000	2,773,050
11/15/22	6.625%	899,000	943,950
Springs Industries, Inc. Senior Secured
06/01/21	6.250%	3,710,000	3,645,075

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Tempur Sealy International, Inc.
12/15/20	6.875%	$2,412,000	$2,568,780
Total			14,679,920
Diversified Manufacturing 0.7%
Actuant Corp.
06/15/22	5.625%	2,112,000	2,196,480
Amsted Industries, Inc. (a)
03/15/22	5.000%	2,396,000	2,327,115
09/15/24	5.375%	2,055,000	1,993,350
Entegris, Inc. (a)
04/01/22	6.000%	2,028,000	2,058,420
Total			8,575,365
Electric 1.6%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	4,819,000	5,397,280
Calpine Corp. Senior Secured (a)
01/15/22	6.000%	4,252,000	4,485,860
Ipalco Enterprises, Inc. Senior Secured (a)
04/01/16	7.250%	2,015,000	2,145,975
NRG Energy, Inc. (a)
07/15/22	6.250%	6,548,000	6,678,960
Total			18,708,075
Environmental 0.2%
Clean Harbors, Inc.
08/01/20	5.250%	2,755,000	2,755,000
Finance Companies 4.8%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	3,491,000	3,386,270
Air Lease Corp. Senior Unsecured
03/01/20	4.750%	1,051,000	1,114,060
Aircastle Ltd. Senior Unsecured
03/15/21	5.125%	1,597,000	1,577,038
Aviation Capital Group Corp. Senior Unsecured (a)
04/06/21	6.750%	157,000	178,195
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	4,785,000	5,119,950
Senior Unsecured
02/15/19	5.500%	6,380,000	6,651,150

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Finance Companies (continued)
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	$509,000	$542,085
12/15/20	8.250%	10,831,000	12,794,119
01/15/22	8.625%	2,381,000	2,904,820
Navient LLC
Senior Unsecured
01/15/19	5.500%	1,937,000	1,975,740
01/25/22	7.250%	1,919,000	2,082,115
03/25/24	6.125%	1,200,000	1,170,000
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	4,045,000	4,004,550
Senior Unsecured
02/15/19	10.125%	688,000	736,160
Springleaf Finance Corp.
12/15/17	6.900%	1,873,000	1,999,427
06/01/20	6.000%	2,000,000	2,030,000
10/01/21	7.750%	1,950,000	2,184,000
10/01/23	8.250%	1,352,000	1,514,240
iStar Financial, Inc Senior Unsecured
07/01/19	5.000%	4,698,000	4,521,825
Total			56,485,744
Food and Beverage 1.4%
Aramark Services, Inc.
03/15/20	5.750%	2,709,000	2,776,725
B&G Foods, Inc.
06/01/21	4.625%	1,705,000	1,624,012
Constellation Brands, Inc. Senior Unsecured
05/01/21	3.750%	1,526,000	1,497,388
Darling Ingredients, Inc.
01/15/22	5.375%	3,431,000	3,456,732
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	518,000	499,870
Post Holdings, Inc. (a)
12/15/22	6.000%	3,657,000	3,346,155
WhiteWave Foods Co. (The)
10/01/22	5.375%	2,934,000	2,963,340
Total			16,164,222
Gaming 3.6%
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	1,200,000	1,223,628
11/01/23	5.375%	423,000	431,460
MCE Finance Ltd. (a)
02/15/21	5.000%	4,348,000	4,174,080
MGM Resorts International
10/01/20	6.750%	3,332,000	3,548,580
12/15/21	6.625%	5,374,000	5,669,570
Penn National Gaming, Inc. Senior Unsecured
11/01/21	5.875%	2,496,000	2,302,560

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gaming (continued)
Pinnacle Entertainment, Inc.
08/01/21	6.375%	$3,214,000	$3,358,630
Seminole Tribe of Florida, Inc. (a)
Senior Secured
10/01/20	6.535%	4,985,000	5,358,875
Senior Unsecured
10/01/20	7.804%	1,340,000	1,468,439
Seneca Gaming Corp. (a)
12/01/18	8.250%	2,480,000	2,591,600
Studio City Finance Ltd. (a)
12/01/20	8.500%	2,527,000	2,730,423
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured (a)
06/01/21	6.375%	2,942,000	2,809,610
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	4,284,000	2,538,270
Wynn Macau Ltd. Senior Unsecured (a)
10/15/21	5.250%	4,814,000	4,645,510
Total			42,851,235
Health Care 7.3%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	807,000	786,825
Amsurg Corp.
11/30/20	5.625%	1,343,000	1,356,430
Amsurg Corp. (a)
07/15/22	5.625%	2,304,000	2,280,960
Biomet, Inc.
08/01/20	6.500%	685,000	726,100
CHS/Community Health Systems, Inc. (a)
02/01/22	6.875%	7,575,000	7,878,000
Senior Secured
08/01/21	5.125%	838,000	835,905
Catamaran Corp.
03/15/21	4.750%	833,000	801,242
ConvaTec Finance International SA Senior Unsecured PIK (a)
01/15/19	8.250%	1,932,000	1,965,810
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	4,611,000	4,881,896
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	5,000,000	5,181,250
07/15/24	5.125%	4,693,000	4,610,872
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	289,000	304,230
01/31/22	5.875%	2,530,000	2,681,800
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	73,000	80,118

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
HCA Holdings, Inc. Senior Unsecured
02/15/21	6.250%	$3,269,000	$3,416,105
HCA, Inc.
02/15/22	7.500%	2,750,000	3,093,750
Senior Secured
03/15/19	3.750%	2,712,000	2,650,980
02/15/20	6.500%	9,034,000	9,869,645
05/01/23	4.750%	2,346,000	2,293,215
IMS Health, Inc. Senior Unsecured (a)
11/01/20	6.000%	1,869,000	1,915,725
LifePoint Hospitals, Inc.
12/01/21	5.500%	4,115,000	4,166,438
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	3,157,000	3,377,990
STHI Holding Corp. Secured (a)
03/15/18	8.000%	1,362,000	1,409,670
Teleflex, Inc. (a)
06/15/24	5.250%	249,000	244,020
Tenet Healthcare Corp.
Senior Secured
06/01/20	4.750%	3,969,000	3,929,310
10/01/20	6.000%	1,604,000	1,696,230
04/01/21	4.500%	844,000	822,900
Senior Unsecured
04/01/22	8.125%	6,989,000	7,670,427
Tenet Healthcare Corp. (a)
Senior Unsecured
03/01/19	5.000%	1,083,000	1,069,463
Universal Health Services, Inc. Senior Secured (a)
08/01/22	4.750%	4,331,000	4,325,586
Total			86,322,892
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured
05/15/22	4.750%	1,403,000	1,406,508
Home Construction 1.2%
Brookfield Residential Properties, Inc./U.S. Corp. (a)
07/01/22	6.125%	1,127,000	1,132,635
Meritage Homes Corp.
03/01/18	4.500%	1,900,000	1,909,500
04/15/20	7.150%	739,000	805,510
04/01/22	7.000%	2,046,000	2,209,680
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	2,403,000	2,535,165

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
TRI Pointe Homes, Inc. Senior Unsecured (a)
06/15/19	4.375%	$1,188,000	$1,161,270
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	717,000	767,190
04/15/20	7.750%	3,223,000	3,448,610
04/15/21	5.250%	138,000	134,550
Total			14,104,110
Independent Energy 10.4%
Antero Resources Corp. (a)
12/01/22	5.125%	5,387,000	5,238,857
Antero Resources Finance Corp.
11/01/21	5.375%	1,728,000	1,719,360
Athlon Holdings LP/Finance Corp. (a)
05/01/22	6.000%	6,636,000	7,117,110
California Resources Corp. (a)(g)
11/15/24	6.000%	4,036,000	4,146,990
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	2,085,000	2,168,400
Chesapeake Energy Corp.
08/15/20	6.625%	7,933,000	8,726,300
02/15/21	6.125%	5,677,000	6,173,737
03/15/23	5.750%	3,352,000	3,569,880
Cimarex Energy Co.
05/01/22	5.875%	1,571,000	1,680,970
06/01/24	4.375%	836,000	842,270
Comstock Resources, Inc.
06/15/20	9.500%	4,694,000	5,139,930
Concho Resources, Inc.
01/15/21	7.000%	1,326,000	1,415,505
01/15/22	6.500%	5,057,000	5,373,062
04/01/23	5.500%	4,767,000	4,957,680
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	2,635,000	2,872,150
09/01/22	7.750%	645,000	682,088
Kodiak Oil & Gas Corp.
01/15/21	5.500%	4,192,000	4,233,920
02/01/22	5.500%	9,696,000	9,744,480
Laredo Petroleum, Inc.
02/15/19	9.500%	6,990,000	7,426,875
01/15/22	5.625%	3,401,000	3,332,980
Oasis Petroleum, Inc.
02/01/19	7.250%	2,897,000	3,023,744
11/01/21	6.500%	5,906,000	6,157,005
03/15/22	6.875%	2,345,000	2,473,975
01/15/23	6.875%	2,617,000	2,754,393
QEP Resources, Inc.
Senior Unsecured
03/01/21	6.875%	4,237,000	4,597,145
05/01/23	5.250%	3,382,000	3,280,540
RKI Exploration & Production LLC/Finance Corp. (a)
08/01/21	8.500%	2,409,000	2,487,293

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
RSP Permian, Inc. (a)
10/01/22	6.625%	$1,229,000	$1,236,681
Rice Energy, Inc. (a)
05/01/22	6.250%	157,000	153,075
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,022,000	2,138,265
01/01/23	6.500%	1,533,000	1,594,320
01/15/24	5.000%	2,447,000	2,336,885
Whiting Petroleum Corp.
10/01/18	6.500%	243,000	251,201
03/15/21	5.750%	3,248,000	3,434,760
Total			122,481,826
Leisure 1.3%
Activision Blizzard, Inc. (a)
09/15/21	5.625%	8,298,000	8,629,920
09/15/23	6.125%	1,472,000	1,564,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. (a)
06/01/24	5.375%	2,537,000	2,460,890
Speedway Motorsports, Inc.
02/01/19	6.750%	2,076,000	2,169,420
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates (b)(d)
07/01/15	9.300%	7,863	7,863
Total			14,832,093
Lodging 1.2%
Choice Hotels International, Inc.
07/01/22	5.750%	1,561,000	1,662,465
Hilton Worldwide Finance/Corp. (a)
10/15/21	5.625%	5,619,000	5,787,570
Playa Resorts Holding BV (a)
08/15/20	8.000%	5,996,000	6,290,123
Total			13,740,158
Media and Entertainment 6.1%
AMC Networks, Inc.
07/15/21	7.750%	2,117,000	2,294,299
12/15/22	4.750%	7,717,000	7,620,537
CBS Outdoor Americas Capital LLC/Corp. (a)
02/15/22	5.250%	1,738,000	1,735,828
02/15/24	5.625%	588,000	589,470
CBS Outdoor Americas Capital LLC/Corp. (a)(g)
03/15/25	5.875%	4,177,000	4,197,885
Clear Channel Worldwide Holdings, Inc.
Senior Unsecured
11/15/22	6.500%	2,017,000	2,042,213
11/15/22	6.500%	9,624,000	9,840,540
Gannett Co., Inc. (a)
10/15/19	5.125%	4,300,000	4,343,000
09/15/21	4.875%	1,058,000	1,023,615

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media and Entertainment (continued)
10/15/23	6.375%	$300,000	$312,000
09/15/24	5.500%	937,000	922,945
Lamar Media Corp.
05/01/23	5.000%	1,788,000	1,720,950
Lamar Media Corp. (a)
01/15/24	5.375%	1,637,000	1,641,093
MDC Partners, Inc. (a)
04/01/20	6.750%	4,395,000	4,526,850
Netflix, Inc. Senior Unsecured (a)
03/01/24	5.750%	953,000	981,590
Nielsen Finance Co. SARL (The) (a)
10/01/21	5.500%	3,239,000	3,247,098
Nielsen Finance LLC/Co.
10/01/20	4.500%	3,428,000	3,316,590
Nielsen Finance LLC/Co. (a)
04/15/22	5.000%	1,612,000	1,575,730
Sinclair Television Group, Inc. (a)
08/01/24	5.625%	4,109,000	3,954,912
Starz LLC/Finance Corp.
09/15/19	5.000%	871,000	879,710
Univision Communications, Inc. (a)
Senior Secured
11/01/20	7.875%	6,701,000	7,178,446
09/15/22	6.750%	2,740,000	2,931,800
05/15/23	5.125%	4,813,000	4,873,162
Ziff Davis Media, Inc. (b)(c)(d)
12/15/11	0.000%	68,749	1,794
Total			71,752,057
Metals 2.1%
Alcoa, Inc. Senior Unsecured
10/01/24	5.125%	3,595,000	3,599,670
Alpha Natural Resources, Inc. Secured (a)
08/01/20	7.500%	1,611,000	1,441,845
ArcelorMittal
Senior Unsecured
03/01/21	6.000%	6,142,000	6,456,777
02/25/22	6.750%	4,737,000	5,067,406
Calcipar SA Senior Secured (a)
05/01/18	6.875%	5,882,000	6,058,460
Constellium NV (a)
05/15/24	5.750%	1,003,000	1,003,000
Peabody Energy Corp.
11/15/21	6.250%	434,000	403,620
Steel Dynamics, Inc. (a)
10/01/21	5.125%	563,000	571,445
Total			24,602,223

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream 5.1%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	$4,551,000	$4,670,464
03/15/24	4.875%	2,348,000	2,400,830
Crestwood Midstream Partners LP/Finance Corp.
03/01/22	6.125%	1,298,000	1,301,245
Hiland Partners LP/Finance Corp. (a)
10/01/20	7.250%	9,182,000	9,732,920
05/15/22	5.500%	2,877,000	2,797,882
Kinder Morgan, Inc.
Senior Unsecured
02/01/18	7.000%	2,600,000	2,860,208
09/15/20	6.500%	3,716,000	4,182,655
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	1,569,000	1,643,528
02/15/23	5.500%	4,323,000	4,420,267
07/15/23	4.500%	6,141,000	5,956,770
Northwest Pipeline LLC Senior Unsecured
12/01/25	7.125%	150,000	186,520
Regency Energy Partners LP/Finance Corp.
09/01/20	5.750%	2,354,000	2,448,160
07/15/21	6.500%	6,017,000	6,317,850
10/01/22	5.000%	2,513,000	2,475,305
Sabine Pass Liquefaction LLC
Senior Secured
02/01/21	5.625%	3,218,000	3,306,495
Sabine Pass Liquefaction LLC (a)
Senior Secured
05/15/24	5.750%	3,288,000	3,345,540
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	155,000	158,100
11/15/23	4.250%	1,596,000	1,532,160
Total			59,736,899
Other Financial Institutions 0.5%
FTI Consulting, Inc.
11/15/22	6.000%	1,058,000	1,071,225
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	1,636,000	1,680,990
02/01/22	5.875%	2,834,000	2,834,000
Total			5,586,215
Other Industry 0.4%
AECOM Technology Corp. Senior Unsecured (a)(g)
10/15/22	5.750%	1,314,000	1,318,927
CB Richard Ellis Services, Inc.
03/15/25	5.250%	3,861,000	3,836,869
Total			5,155,796
Other REIT 0.4%
CyrusOne LP/Finance Corp.
11/15/22	6.375%	3,163,000	3,305,335

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Other REIT (continued)
DuPont Fabros Technology LP
09/15/21	5.875%	$1,310,000	$1,332,925
Total			4,638,260
Packaging 1.3%
Plastipak Holdings, Inc. Senior Unsecured (a)
10/01/21	6.500%	4,481,000	4,548,215
Reynolds Group Issuer, Inc./LLC
Senior Secured
08/15/19	7.875%	3,830,000	4,069,375
10/15/20	5.750%	3,465,000	3,525,637
02/15/21	6.875%	1,600,000	1,688,000
Sealed Air Corp. (a)
09/15/21	8.375%	1,171,000	1,299,810
Total			15,131,037
Paper —%
Graphic Packaging International, Inc.
04/15/21	4.750%	211,000	209,154
Pharmaceuticals 1.7%
Capsugel SA Senior Unsecured PIK (a)
05/15/19	7.000%	945,000	947,363
Grifols Worldwide Operations Ltd. Senior Unsecured (a)
04/01/22	5.250%	1,429,000	1,411,137
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured (a)
12/01/19	9.500%	2,579,000	2,765,977
Valeant Pharmaceuticals International, Inc. (a)
08/15/18	6.750%	2,614,000	2,757,770
10/15/20	6.375%	6,228,000	6,399,270
07/15/21	7.500%	3,736,000	3,997,520
12/01/21	5.625%	2,075,000	2,067,219
Total			20,346,256
Property & Casualty —%
Lumbermens Mutual Casualty Co. (a)(c)
Senior Subordinated Notes
12/01/97	8.450%	30,000	15
Lumbermens Mutual Casualty Co. (c)
Subordinated Notes
07/01/26	9.150%	645,000	323
Total			338
Railroads 0.5%
Florida East Coast Holdings Corp. Senior Secured (a)
05/01/19	6.750%	5,811,000	5,927,220

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants 0.5%
BC ULC/New Red Finance Inc. Secured (a)(g)
04/01/22	6.000%	$5,627,000	$5,591,831
Retailers 0.8%
GameStop Corp. (a)
10/01/19	5.500%	2,581,000	2,548,738
Group 1 Automotive, Inc. (a)
06/01/22	5.000%	1,268,000	1,226,790
L Brands, Inc.
02/15/22	5.625%	2,798,000	2,916,915
Rite Aid Corp. Senior Secured
08/15/20	8.000%	2,706,000	2,895,420
Total			9,587,863
Technology 6.0%
Alliance Data Systems Corp. (a)
12/01/17	5.250%	2,604,000	2,636,550
04/01/20	6.375%	1,957,000	2,010,817
08/01/22	5.375%	5,326,000	5,166,220
Ancestry.com, Inc.
12/15/20	11.000%	3,096,000	3,529,440
Audatex North America, Inc. (a)
06/15/21	6.000%	1,256,000	1,287,400
CDW LLC/Finance Corp.
04/01/19	8.500%	357,000	378,420
08/15/22	6.000%	4,037,000	4,188,387
Equinix, Inc.
Senior Unsecured
04/01/20	4.875%	1,303,000	1,289,970
07/15/21	7.000%	1,770,000	1,885,050
04/01/23	5.375%	4,705,000	4,657,950
First Data Corp. (a)
Secured
01/15/21	8.250%	6,163,000	6,532,780
Senior Secured
06/15/19	7.375%	7,632,000	8,013,600
08/15/20	8.875%	78,000	83,655
11/01/20	6.750%	3,630,000	3,838,725
Goodman Networks, Inc. Senior Secured
07/01/18	12.125%	2,328,000	2,444,400
Iron Mountain, Inc.
08/15/23	6.000%	1,865,000	1,911,625
NCR Corp.
12/15/21	5.875%	897,000	917,183
12/15/23	6.375%	2,690,000	2,817,775
NXP BV/Funding LLC (a)
06/01/18	3.750%	4,336,000	4,260,120
Nuance Communications, Inc. (a)
08/15/20	5.375%	6,359,000	6,215,922

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
Qualitytech LP/Finance Corp. (a)
08/01/22	5.875%	$1,881,000	$1,838,678
VeriSign, Inc. Senior Unsecured
05/01/23	4.625%	2,191,000	2,114,315
Zebra Technologies Corp. Senior Unsecured (a)(g)
10/15/22	7.250%	2,469,000	2,469,000
Total			70,487,982
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	2,405,000	2,645,500
Hertz Corp. (The)
10/15/20	5.875%	3,116,000	3,162,740
01/15/21	7.375%	417,000	439,935
10/15/22	6.250%	2,417,000	2,447,213
Total			8,695,388
Wireless 6.8%
Altice SA Senior Secured (a)
05/15/22	7.750%	3,504,000	3,617,880
Crown Castle International Corp.
Senior Unsecured
04/15/22	4.875%	4,399,000	4,278,027
01/15/23	5.250%	5,744,000	5,693,740
SBA Communications Corp. Senior Unsecured (a)
07/15/22	4.875%	3,262,000	3,131,520
SBA Telecommunications, Inc.
07/15/20	5.750%	6,124,000	6,231,170
Sprint Communications, Inc. (a)
11/15/18	9.000%	10,599,000	12,255,094
03/01/20	7.000%	3,217,000	3,518,594
Sprint Corp. (a)
09/15/21	7.250%	4,800,000	4,998,000
09/15/23	7.875%	5,100,000	5,406,000
T-Mobile USA, Inc.
04/28/20	6.542%	590,000	604,750
01/15/22	6.125%	2,077,000	2,087,385
04/28/22	6.731%	4,452,000	4,552,170
03/01/23	6.000%	3,218,000	3,213,977
04/01/23	6.625%	3,346,000	3,421,285
01/15/24	6.500%	2,077,000	2,102,963
03/01/25	6.375%	806,000	803,985
Wind Acquisition Finance SA (a)
Senior Secured
04/30/20	6.500%	5,684,000	5,925,570
07/15/20	4.750%	8,678,000	8,330,880
Total			80,172,990

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines 5.2%
CenturyLink, Inc.
Senior Unsecured
04/01/20	5.625%	$2,305,000	$2,377,608
06/15/21	6.450%	8,546,000	9,144,220
03/15/22	5.800%	204,000	209,100
12/01/23	6.750%	284,000	304,590
EarthLink Holdings Corp. Senior Secured
06/01/20	7.375%	2,862,000	2,934,981
Frontier Communications Corp.
Senior Unsecured
03/15/19	7.125%	208,000	224,640
04/15/20	8.500%	772,000	856,920
07/01/21	9.250%	6,350,000	7,254,875
09/15/21	6.250%	331,000	327,690
01/15/25	6.875%	3,735,000	3,688,312
Level 3 Escrow II, Inc. (a)
08/15/22	5.375%	3,747,000	3,690,795
Level 3 Financing, Inc.
04/01/19	9.375%	8,328,000	8,900,550
07/01/19	8.125%	1,658,000	1,765,770
06/01/20	7.000%	2,609,000	2,749,234
Level 3 Financing, Inc. (a)
01/15/21	6.125%	1,731,000	1,782,930
Level 3 Financing, Inc. (a)(f)
01/15/18	3.823%	638,000	628,621
Telecom Italia Capital SA
06/18/19	7.175%	2,066,000	2,334,580
Telecom Italia SpA Senior Unsecured (a)
05/30/24	5.303%	4,077,000	3,998,029
Windstream Corp.
10/15/20	7.750%	5,637,000	5,932,942
06/01/22	7.500%	1,855,000	1,952,388
Total			61,058,775
Total Corporate Bonds & Notes (Cost: $1,077,067,259)			$1,098,717,797

Convertible Bonds —%
Wirelines —%
At Home Corp. Subordinated Notes (b)(c)(d)
06/12/15	4.750%	296,350	30
Total Convertible Bonds (Cost: $—)			$30

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 2.5%
Automotive —%
BHM Technologies LLC Term Loan (b)(c)(d)(f)(h)
11/26/13	0.000%	$386,034	$39
Chemicals 0.3%
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (f)(h)
02/01/20	3.750%	1,423,585	1,393,632
PQ Corp. Term Loan (f)(h)
08/07/17	4.000%	1,369,303	1,352,187
Solenis International LP/Holdings 3 LLC Term Loan (f)(h)
07/31/21	4.250%	780,000	764,205
Total			3,510,024
Gaming 0.2%
Scientific Games International, Inc. Tranche B2 Term Loan (f)(g)(h)
08/01/21	6.000%	1,932,955	1,893,600
Health Care 0.7%
CHS/Community Health Systems, Inc. Tranche D Term Loan (f)(h)
01/27/21	4.250%	1,121,525	1,117,420
U.S. Renal Care, Inc. (f)(h)
1st Lien Tranche B-2 Term Loan
07/03/19	4.250%	2,255,664	2,228,889
2nd Lien Tranche B-1 Term Loan
01/03/20	8.500%	1,244,975	1,257,425
United Surgical Partners International, Inc. Tranche B Term Loan (f)(h)
04/03/19	4.750%	3,841,432	3,829,101
Total			8,432,835
Lodging 0.2%
Four Seasons Holdings, Inc. 2nd Lien Term Loan (f)(h)
12/28/20	6.250%	809,000	809,000
Playa Resorts Holdings Term Loan (f)(h)
08/09/19	4.000%	1,127,610	1,110,696
Total			1,919,696
Metals 0.6%
Arch Coal, Inc. Term Loan (f)(h)
05/16/18	6.250%	7,308,586	6,680,486

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Property & Casualty 0.3%
Asurion LLC (f)(h)
2nd Lien Term Loan
03/03/21	8.500%	$2,553,473	$2,576,608
Tranche B-1 Term Loan
05/24/19	5.000%	1,326,699	1,318,911
Total			3,895,519
Retailers 0.2%
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan (f)(h)
08/21/20	5.750%	2,276,000	2,301,605
Technology —%
Applied Systems, Inc. 1st Lien Term Loan (f)(h)
01/25/21	4.250%	336,458	332,252
Total Senior Loans (Cost: $30,488,746)			$28,966,056

Issuer		Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp.		404	$34,910
Automobiles —%
BHM Technologies LLC (b)(d)(i)		35,922	359
Media —%
Haights Cross Communications, Inc. (b)(d)(e)(i)		27,056	—
Loral Space & Communications, Inc. (i)		6	431
Ziff Davis Holdings, Inc. (b)(d)(i)		553	5
Total			436
TOTAL CONSUMER DISCRETIONARY			35,705

INDUSTRIALS —%
Commercial Services & Supplies —%
Quad/Graphics, Inc.		993	19,116

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail —%
Quality Distribution, Inc. (i)	195	$2,492
TOTAL INDUSTRIALS		21,608

UTILITIES —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow (b)(d)(e)(i)	6,049,000	—
TOTAL UTILITIES		—
Total Common Stocks (Cost: $310,067)		$57,313

Preferred Stocks —%

CONSUMER DISCRETIONARY —%
Automobiles —%
BHM Technologies LLC (b)(d)(i)	430	$4
Total Preferred Stocks (Cost: $23)		$4

Issuer	Shares	Value

Warrants —%

CONSUMER DISCRETIONARY —%
Auto Components —%
Lear Corp. (i)	45	$7,803
Media —%
ION Media Networks, Inc. (b)(d)(i)	123	1
Total CONSUMER DISCRETIONARY		7,804
Total Warrants (Cost: $316,604)		$7,804

	Shares	Value

Money Market Funds 3.7%

Columbia Short-Term Cash Fund, 0.093% (j)(k)	43,498,248	$43,498,248
Total Money Market Funds (Cost: $43,498,248)		$43,498,248
Total Investments (Cost: $1,151,680,947) (l)		$1,171,247,252(m)
Other Assets & Liabilities, Net		7,135,682
Net Assets		$1,178,382,934

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $148,800 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(124)	USD	(15,455,438)	12/2014	121,565	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $453,045,978 or 38.45% of net assets.

(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $51,338, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
At Home Corp.
Subordinated Notes
06/12/15 4.750%	07-26-2005	—
BHM Technologies LLC
Common Stock	07-21-2006	1,940
BHM Technologies LLC
Preferred Stock	07-21-2006	23
BHM Technologies LLC
Term Loan
11/26/13 0.000%	06-21-2007 - 03-31-2010	951,580

Security Description	Acquisition Dates	Cost ($)
Calpine Corp. Escrow
Common Stock	09-29-2011	—
Collins & Aikman Products Co.
08/15/12 12.875%	08-12-2004 - 04-12-2005	488,810
Haights Cross Communications, Inc.
Common Stock	01-15-2004 - 02-03-2006	307,972
ION Media Networks, Inc.
Warrant	12-19-2005 - 04-14-2009	316,604
Lear Corp. Escrow Bond
12/01/16 8.750%	11-20-2006 - 07-24-2008	—
Quebecor Media, Inc.
01/15/49 9.750%	01-17-2007 - 07-24-2008	20,666
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
07/01/15 9.300%	01-27-2003 - 04-24-2013	7,640
Ziff Davis Holdings, Inc.
Common Stock	07-01-2008	6
Ziff Davis Media, Inc.
12/15/11 0.000%	07-01-2008 - 04-15-2011	53,372

(c)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2014, the value of these securities amounted to $2,263, which represents less than 0.01% of net assets.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $51,338, which represents less than 0.01% of net assets.

(e)	Negligible market value.
(f)	Variable rate security.
(g)	Represents a security purchased on a when-issued or delayed delivery basis.
(h)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(i)	Non-income producing.
(j)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,832,003	276,754,822	(254,088,577)	43,498,248	31,724	43,498,248

(l)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,151,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$32,008,000
Unrealized Depreciation	(12,442,000)
Net Unrealized Appreciation	$19,566,000

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

PIK	Payment-in-Kind

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                             Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Automotive	—	27,641,553	62	27,641,615
Cable and Satellite	—	61,286,214	41,181	61,327,395
Leisure	—	14,824,230	7,863	14,832,093
Media and Entertainment	—	71,750,263	1,794	71,752,057
All other industries	—	923,164,637	—	923,164,637
Convertible Bonds	—	—	30	30
Total Bonds	—	1,098,666,897	50,930	1,098,717,827
Equity Securities
Common Stocks
Consumer Discretionary	35,341	—	364	35,705
Industrials	21,608	—	—	21,608
Utilities	—	—	0(a)	0(a)
Preferred Stocks
Consumer Discretionary	—	—	4	4
Warrants
Consumer Discretionary	7,803	—	1	7,804
Total Equity Securities	64,752	—	369	65,121
Other
Senior Loans
Automotive	—	—	39	39
Lodging	—	1,110,696	809,000	1,919,696
All other industries	—	27,046,321	—	27,046,321
Total Other	—	28,157,017	809,039	28,966,056
Mutual Funds
Money Market Funds	43,498,248	—	—	43,498,248
Total Mutual Funds	43,498,248	—	—	43,498,248
Investments in Securities	43,563,000	1,126,823,914	860,338	1,171,247,252
Derivatives
Assets
Futures Contracts	121,565	—	—	121,565
Total	43,684,565	1,126,823,914	860,338	1,171,368,817

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain corporate bonds, convertible bonds, common stocks and warrants classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the liquidation of company assets or potential actions related to the respective company’s bankruptcy filing.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in the bankruptcy filings would result in a directionally similar change to estimates of future distributions.

Certain senior loans as well as common and preferred stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, utilizing single market quotations from broker dealers, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
AUSTRALIA 4.9%
Ansell Ltd.	371,097	$6,312,686
Australia and New Zealand Banking Group Ltd.	192,847	5,213,078
CSL Ltd.	101,988	6,611,456
Total		18,137,220
BELGIUM 2.9%
Anheuser-Busch InBev NV	63,541	7,046,564
Umicore SA	79,360	3,459,929
Total		10,506,493
CANADA 1.7%
Suncor Energy, Inc.	173,300	6,271,574
CHINA 2.8%
ENN Energy Holdings Ltd.	656,000	4,291,953
Ping An Insurance Group Co. of China Ltd., Class H	795,000	5,964,816
Total		10,256,769
DENMARK 2.2%
Novo Nordisk A/S, Class B	169,051	8,088,908
FRANCE 6.8%
Airbus Group NV	124,457	7,823,426
L’Oreal SA	52,747	8,365,399
Total SA	135,145	8,751,196
Total		24,940,021
GERMANY 9.6%
Bayer AG, Registered Shares	78,980	10,989,143
Brenntag AG	120,477	5,896,654
Continental AG	37,382	7,081,170
Deutsche Post AG	169,557	5,404,640
Linde AG	30,513	5,840,477
Total		35,212,084
HONG KONG 2.5%
AIA Group Ltd.	1,761,800	9,092,199
INDONESIA 0.9%
PT Bank Rakyat Indonesia Persero Tbk	3,964,100	3,388,770
IRELAND 2.0%
Bank of Ireland (a)	19,091,364	7,464,458

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 24.9%
Daikin Industries Ltd.	135,800	$8,424,095
Dentsu, Inc.	160,800	6,124,914
Hitachi High-Technologies Corp.	208,000	5,981,619
Japan Exchange Group, Inc.	249,600	5,924,598
Mazda Motor Corp.	381,400	9,593,922
Mitsubishi UFJ Financial Group, Inc.	1,688,000	9,513,087
Mitsui Fudosan Co., Ltd.	211,000	6,475,259
Nomura Holdings, Inc.	1,154,000	6,865,549
OSG Corp.	315,500	5,470,848
SCSK Corp.	287,100	7,721,052
Sekisui Chemical Co., Ltd.	638,000	7,332,488
Shimadzu Corp.	612,000	5,301,985
Taiheiyo Cement Corp.	1,788,000	6,743,648
Total		91,473,064
NETHERLANDS 2.7%
Aegon NV	496,826	4,090,969
ASML Holding NV	57,065	5,652,210
Total		9,743,179
PANAMA 1.3%
Copa Holdings SA, Class A	44,011	4,721,940
SINGAPORE 0.7%
Global Logistic Properties Ltd.	1,257,000	2,668,118
SPAIN 2.2%
Amadeus IT Holding SA, Class A	123,890	4,624,975
Inditex SA	128,260	3,540,452
Total		8,165,427
SWITZERLAND 6.7%
Nestlé SA, Registered Shares	100,133	7,358,877
Novartis AG, Registered Shares	89,209	8,400,667
UBS AG, Registered Shares	500,668	8,703,027
Total		24,462,571
UNITED KINGDOM 23.7%
3i Group PLC	629,590	3,899,178
AMEC PLC	358,087	6,389,768
Ashtead Group PLC	368,996	6,207,572
BG Group PLC	375,277	6,927,932
BT Group PLC	1,021,105	6,263,467
Diageo PLC	167,788	4,839,365
GKN PLC	701,920	3,614,600
Hays PLC	2,346,358	4,402,597
Intermediate Capital Group PLC	827,783	5,256,331

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Legal & General Group PLC	1,549,645	$5,734,188
Pearson PLC	195,000	3,919,941
Pennon Group PLC	307,371	3,928,198
Rolls-Royce Holdings PLC	347,530	5,408,837
Ultra Electronics Holdings PLC	135,402	3,875,820
Unilever PLC	177,184	7,416,558
Wolseley PLC	166,806	8,737,128
Total		86,821,480
Total Common Stocks (Cost: $334,100,427)		$361,414,275

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	4,049,729	$4,049,729
Total Money Market Funds (Cost: $4,049,729)		$4,049,729
Total Investments (Cost: $338,150,156) (d)		$365,464,004(e)
Other Assets & Liabilities, Net		1,612,933
Net Assets		$367,076,937

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,791,785	82,865,733	(82,607,789)	4,049,729	2,694	4,049,729

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $338,150,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$39,353,000
Unrealized Depreciation	(12,039,000)
Net Unrealized Appreciation	$27,314,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	41,207,487	—	41,207,487
Consumer Staples	—	35,026,762	—	35,026,762
Energy	6,271,574	22,068,896	—	28,340,470
Financials	—	90,253,627	—	90,253,627
Health Care	—	40,402,860	—	40,402,860
Industrials	4,721,940	61,651,617	—	66,373,557
Information Technology	—	29,281,840	—	29,281,840
Materials	—	16,044,055	—	16,044,055
Telecommunication Services	—	6,263,467	—	6,263,467
Utilities	—	8,220,150	—	8,220,150
Total Equity Securities	10,993,514	350,420,761	—	361,414,275
Mutual Funds
Money Market Funds	4,049,729	—	—	4,049,729
Total Mutual Funds	4,049,729	—	—	4,049,729
Total	15,043,243	350,420,761	—	365,464,004

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Cap Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.6%
CONSUMER DISCRETIONARY 16.3%
Auto Components 0.6%
Delphi Automotive PLC	125,070	$7,671,794
Hotels, Restaurants & Leisure 2.2%
Starwood Hotels & Resorts Worldwide, Inc.	327,470	27,248,779
Internet & Catalog Retail 2.7%
Amazon.com, Inc. (a)	72,321	23,319,183
Priceline Group, Inc. (The) (a)	7,982	9,247,786
Total		32,566,969
Media 5.4%
Comcast Corp., Class A	328,370	17,659,739
DISH Network Corp., Class A (a)	261,809	16,907,625
Time Warner Cable, Inc.	113,140	16,234,459
Twenty-First Century Fox, Inc., Class A	413,784	14,188,653
Total		64,990,476
Specialty Retail 2.5%
Lowe’s Companies, Inc.	581,343	30,764,671
Textiles, Apparel & Luxury Goods 2.9%
Hanesbrands, Inc.	103,073	11,074,163
VF Corp.	360,732	23,819,134
Total		34,893,297
TOTAL CONSUMER DISCRETIONARY		198,135,986
CONSUMER STAPLES 7.0%
Beverages 2.5%
Anheuser-Busch InBev NV, ADR	184,397	20,440,408
Coca-Cola Enterprises, Inc.	206,637	9,166,417
Total		29,606,825
Food & Staples Retailing 1.0%
Kroger Co. (The)	241,330	12,549,160
Food Products 3.5%
Hain Celestial Group, Inc. (The) (a)	83,378	8,533,738
Mead Johnson Nutrition Co.	238,780	22,975,412
WhiteWave Foods Co. (The), Class A (a)	312,998	11,371,217
Total		42,880,367
TOTAL CONSUMER STAPLES		85,036,352

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 6.3%
Energy Equipment & Services 3.4%
Halliburton Co.	214,225	$13,819,655
Schlumberger Ltd.	273,469	27,809,062
Total		41,628,717
Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	153,070	15,527,421
EOG Resources, Inc.	95,785	9,484,631
Kinder Morgan Management LLC (a)(b)(c)	—	1
Kinder Morgan, Inc.	268,263	10,285,203
Total		35,297,256
TOTAL ENERGY		76,925,973
FINANCIALS 6.7%
Banks 2.1%
Fifth Third Bancorp	342,102	6,848,882
Wells Fargo & Co.	365,900	18,979,233
Total		25,828,115
Capital Markets 3.6%
BlackRock, Inc.	27,776	9,119,416
Goldman Sachs Group, Inc. (The)	51,010	9,363,906
Invesco Ltd.	384,000	15,160,320
TD Ameritrade Holding Corp.	279,500	9,326,915
Total		42,970,557
Real Estate Investment Trusts (REITs) 1.0%
Simon Property Group, Inc.	74,690	12,280,530
TOTAL FINANCIALS		81,079,202
HEALTH CARE 16.9%
Biotechnology 8.6%
Alkermes PLC (a)	172,510	7,395,504
Alnylam Pharmaceuticals, Inc. (a)	85,670	6,690,827
Biogen Idec, Inc. (a)	55,180	18,254,096
Celgene Corp. (a)	184,190	17,457,528
Cubist Pharmaceuticals, Inc. (a)	164,591	10,918,967
Gilead Sciences, Inc. (a)	175,072	18,636,414
Pharmacyclics, Inc. (a)	88,487	10,391,028
Vertex Pharmaceuticals, Inc. (a)	130,055	14,606,477
Total		104,350,841

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies 3.5%
Covidien PLC	168,000	$14,533,680
St. Jude Medical, Inc.	203,610	12,243,069
Zimmer Holdings, Inc.	157,585	15,845,172
Total		42,621,921
Health Care Providers & Services 1.7%
McKesson Corp.	108,946	21,208,518
Life Sciences Tools & Services 1.3%
Thermo Fisher Scientific, Inc.	124,905	15,200,939
Pharmaceuticals 1.8%
Actavis PLC (a)	87,935	21,216,957
TOTAL HEALTH CARE		204,599,176
INDUSTRIALS 12.6%
Aerospace & Defense 3.9%
Honeywell International, Inc.	295,727	27,538,098
Raytheon Co.	191,227	19,432,488
Total		46,970,586
Airlines 0.5%
American Airlines Group, Inc.	183,979	6,527,575
Commercial Services & Supplies 1.2%
Tyco International Ltd.	335,397	14,948,644
Electrical Equipment 1.1%
Rockwell Automation, Inc.	124,206	13,647,755
Machinery 3.8%
Ingersoll-Rand PLC	209,640	11,815,311
Pall Corp.	192,999	16,154,016
Snap-On, Inc.	115,975	14,042,253
Trinity Industries, Inc.	87,613	4,093,279
Total		46,104,859
Professional Services 1.5%
Nielsen NV	402,171	17,828,241
Road & Rail 0.6%
Kansas City Southern	62,289	7,549,427
TOTAL INDUSTRIALS		153,577,087

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 30.1%
Communications Equipment 0.8%
QUALCOMM, Inc.	123,520	$9,235,590
Internet Software & Services 7.4%
Facebook, Inc., Class A (a)	338,628	26,765,157
Google, Inc., Class A (a)	45,588	26,824,435
Google, Inc., Class C (a)	46,328	26,747,934
LinkedIn Corp., Class A (a)	44,270	9,198,864
Total		89,536,390
IT Services 2.0%
Visa, Inc., Class A	115,140	24,567,422

Semiconductors & Semiconductor Equipment 4.6%
Avago Technologies Ltd.	168,870	14,691,690
Broadcom Corp., Class A	338,870	13,697,125
KLA-Tencor Corp.	200,150	15,767,817
NXP Semiconductor NV (a)	177,956	12,177,529
Total		56,334,161
Software 9.4%
Electronic Arts, Inc. (a)	612,700	21,818,247
Microsoft Corp.	458,091	21,237,099
Red Hat, Inc. (a)	332,020	18,642,923
Salesforce.com, Inc. (a)	356,903	20,532,630
ServiceNow, Inc. (a)	169,325	9,952,923
VMware, Inc., Class A (a)	233,200	21,883,488
Total		114,067,310

Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	644,514	64,934,786
EMC Corp.	211,089	6,176,464
Total		71,111,250
TOTAL INFORMATION TECHNOLOGY		364,852,123
MATERIALS 2.3%
Chemicals 2.3%
Celanese Corp., Class A	209,040	12,233,021
Monsanto Co.	138,880	15,625,388
Total		27,858,409
TOTAL MATERIALS		27,858,409

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 1.4%
Verizon Communications, Inc.	332,072	$16,600,279
TOTAL TELECOMMUNICATION SERVICES		16,600,279
Total Common Stocks (Cost: $1,049,395,139)		$1,208,664,587

	Shares	Value

Money Market Funds 0.8%
Columbia Short-Term Cash Fund, 0.093% (d)(e)	9,451,803	$9,451,803
Total Money Market Funds (Cost: $9,451,803)		$9,451,803
Total Investments (Cost: $1,058,846,942)		$1,218,116,390(f)
Other Assets & Liabilities, Net		(4,919,144)
Net Assets		$1,213,197,246

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $1, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Kinder Morgan Management LLC	12-19-03 - 01-18-05	—

(c)	Represents fractional shares.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	8,842,394	330,402,318	(329,792,909)	9,451,803	9,892	9,451,803

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	198,135,986	—	—	198,135,986
Consumer Staples	85,036,352	—	—	85,036,352
Energy	76,925,972	1	—	76,925,973
Financials	81,079,202	—	—	81,079,202
Health Care	204,599,176	—	—	204,599,176
Industrials	153,577,087	—	—	153,577,087
Information Technology	364,852,123	—	—	364,852,123
Materials	27,858,409	—	—	27,858,409
Telecommunication Services	16,600,279	—	—	16,600,279
Total Equity Securities	1,208,664,586	1	—	1,208,664,587
Mutual Funds
Money Market Funds	9,451,803	—	—	9,451,803
Total Mutual Funds	9,451,803	—	—	9,451,803
Total	1,218,116,389	1	—	1,218,116,390

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Large Core Quantitative Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 11.6%
Auto Components 1.0%
Delphi Automotive PLC	425,800	$26,118,572
Hotels, Restaurants & Leisure 0.9%
Marriott International, Inc., Class A	33,000	2,306,700
Wyndham Worldwide Corp.	263,500	21,412,010
Total		23,718,710
Internet & Catalog Retail 0.1%
Expedia, Inc.	37,500	3,285,750
Media 4.0%
Comcast Corp., Class A	1,088,700	58,550,286
DIRECTV (a)	149,500	12,934,740
Walt Disney Co. (The)	393,500	35,033,305
Total		106,518,331
Specialty Retail 4.5%
Best Buy Co., Inc.	1,201,300	40,351,667
Home Depot, Inc. (The)	723,500	66,373,890
Lowe’s Companies, Inc.	229,100	12,123,972
Total		118,849,529
Textiles, Apparel & Luxury Goods 1.1%
VF Corp.	416,600	27,508,098
TOTAL CONSUMER DISCRETIONARY		305,998,990
CONSUMER STAPLES 9.3%
Food & Staples Retailing 2.2%
CVS Health Corp.	86,300	6,868,617
Kroger Co. (The)	992,000	51,584,000
Total		58,452,617
Food Products 3.0%
Archer-Daniels-Midland Co.	761,700	38,922,870
Tyson Foods, Inc., Class A	1,043,200	41,070,784
Total		79,993,654
Household Products 0.4%
Kimberly-Clark Corp.	95,300	10,251,421
Tobacco 3.7%
Altria Group, Inc.	796,500	36,591,210
Philip Morris International, Inc.	725,700	60,523,380
Total		97,114,590
TOTAL CONSUMER STAPLES		245,812,282

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 9.7%
Energy Equipment & Services 1.7%
National Oilwell Varco, Inc.	582,800	$44,351,080
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	322,200	38,444,904
ConocoPhillips	761,100	58,239,372
EOG Resources, Inc.	187,900	18,605,858
Exxon Mobil Corp.	205,000	19,280,250
Phillips 66	428,300	34,825,073
Valero Energy Corp.	915,600	42,364,812
Total		211,760,269
TOTAL ENERGY		256,111,349
FINANCIALS 15.8%
Banks 4.7%
Citigroup, Inc.	1,288,400	66,764,888
JPMorgan Chase & Co.	192,300	11,584,152
KeyCorp	2,441,700	32,547,861
Wells Fargo & Co.	242,200	12,562,914
Total		123,459,815
Capital Markets 2.2%
BlackRock, Inc.	85,400	28,038,528
Goldman Sachs Group, Inc. (The)	92,000	16,888,440
Invesco Ltd.	343,200	13,549,536
Total		58,476,504
Consumer Finance 3.0%
Capital One Financial Corp.	593,100	48,408,822
Discover Financial Services	308,300	19,851,437
Navient Corp.	540,700	9,575,797
Total		77,836,056
Insurance 3.8%
ACE Ltd.	87,800	9,207,586
Aflac, Inc.	61,200	3,564,900
Aon PLC	520,000	45,588,400
Lincoln National Corp.	157,600	8,444,208
Prudential Financial, Inc.	75,300	6,621,882
Travelers Companies, Inc. (The)	275,000	25,833,500
Total		99,260,476
Real Estate Investment Trusts (REITs) 2.1%
Host Hotels & Resorts, Inc.	1,577,000	33,637,410
Simon Property Group, Inc.	138,900	22,837,938
Total		56,475,348
TOTAL FINANCIALS		415,508,199

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.1%
Biotechnology 3.2%
Celgene Corp. (a)	221,300	$20,974,814
Gilead Sciences, Inc. (a)	437,700	46,593,165
Pharmacyclics, Inc. (a)	25,400	2,982,722
Vertex Pharmaceuticals, Inc. (a)	120,800	13,567,048
Total		84,117,749
Health Care Equipment & Supplies 2.3%
Becton Dickinson and Co.	205,100	23,342,431
CR Bard, Inc.	268,800	38,360,448
Total		61,702,879
Health Care Providers & Services 2.8%
Cardinal Health, Inc.	401,300	30,065,396
WellPoint, Inc.	368,500	44,079,970
Total		74,145,366
Pharmaceuticals 5.8%
AbbVie, Inc.	251,100	14,503,536
Merck & Co., Inc.	1,132,400	67,128,672
Pfizer, Inc.	2,379,600	70,364,772
Total		151,996,980
TOTAL HEALTH CARE		371,962,974
INDUSTRIALS 10.7%
Aerospace & Defense 4.6%
General Dynamics Corp.	157,400	20,003,966
Lockheed Martin Corp.	286,300	52,329,914
Raytheon Co.	495,200	50,322,224
Total		122,656,104
Airlines 2.3%
Delta Air Lines, Inc.	419,000	15,146,850
Southwest Airlines Co.	1,322,800	44,670,956
Total		59,817,806
Electrical Equipment 1.8%
Emerson Electric Co.	763,500	47,779,830
Machinery 1.8%
Caterpillar, Inc.	151,000	14,953,530
Illinois Tool Works, Inc.	290,300	24,507,126
Parker-Hannifin Corp.	68,800	7,853,520
Total		47,314,176
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	40,000	4,698,800
TOTAL INDUSTRIALS		282,266,716

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 19.7%
Communications Equipment 3.3%
Cisco Systems, Inc.	2,408,900	$60,632,013
QUALCOMM, Inc.	363,700	27,193,849
Total		87,825,862
Internet Software & Services 2.4%
Facebook, Inc., Class A (a)	175,300	13,855,712
Google, Inc., Class A (a)	33,600	19,770,576
VeriSign, Inc. (a)	549,200	30,271,904
Total		63,898,192
IT Services 3.1%
MasterCard, Inc., Class A	732,200	54,124,224
Visa, Inc., Class A	124,300	26,521,891
Total		80,646,115
Semiconductors & Semiconductor Equipment 1.9%
Altera Corp.	195,200	6,984,256
Broadcom Corp., Class A	840,700	33,981,094
Xilinx, Inc.	215,000	9,105,250
Total		50,070,600
Software 5.2%
Microsoft Corp.	1,757,800	81,491,608
Oracle Corp.	1,442,000	55,199,760
Total		136,691,368
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc. (b)	990,500	99,792,875
TOTAL INFORMATION TECHNOLOGY		518,925,012
MATERIALS 3.2%
Chemicals 2.9%
LyondellBasell Industries NV, Class A	469,400	51,005,004
PPG Industries, Inc.	131,900	25,950,006
Total		76,955,010
Paper & Forest Products 0.3%
International Paper Co.	142,500	6,802,950
TOTAL MATERIALS		83,757,960

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	635,200	$22,384,448
CenturyLink, Inc.	811,800	33,194,502
Verizon Communications, Inc.	197,400	9,868,026
Total		65,446,976
TOTAL TELECOMMUNICATION SERVICES		65,446,976
UTILITIES 2.7%
Electric Utilities 0.2%
Entergy Corp.	76,200	5,892,546
Independent Power and Renewable Electricity Producers 0.9%
AES Corp. (The)	1,576,900	22,360,442
Multi-Utilities 1.6%
Public Service Enterprise Group, Inc.	1,162,100	43,276,604
TOTAL UTILITIES		71,529,592
Total Common Stocks (Cost: $2,261,892,695)		$2,617,320,050

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	18,768,751	$18,768,751
Total Money Market Funds (Cost: $18,768,751)		$18,768,751
Total Investments (Cost: $2,280,661,446)		$2,636,088,801(e)
Other Assets & Liabilities, Net		(82,291)
Net Assets		$2,636,006,510

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $1,914,250 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	45	USD	22,111,875	12/2014	—	(99,555)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	41,255,004	478,574,357	(501,060,610)	18,768,751	15,039	18,768,751

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the  reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	305,998,990	—	—	305,998,990
Consumer Staples	245,812,282	—	—	245,812,282
Energy	256,111,349	—	—	256,111,349
Financials	415,508,199	—	—	415,508,199
Health Care	371,962,974	—	—	371,962,974
Industrials	282,266,716	—	—	282,266,716
Information Technology	518,925,012	—	—	518,925,012
Materials	83,757,960	—	—	83,757,960
Telecommunication Services	65,446,976	—	—	65,446,976
Utilities	71,529,592	—	—	71,529,592
Total Equity Securities	2,617,320,050	—	—	2,617,320,050
Mutual Funds
Money Market Funds	18,768,751	—	—	18,768,751
Total Mutual Funds	18,768,751	—	—	18,768,751
Investments in Securities	2,636,088,801	—	—	2,636,088,801
Derivatives
Liabilities
Futures Contracts	(99,555)	—	—	(99,555)
Total	2,635,989,246	—	—	2,635,989,246

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Limited Duration Credit Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 95.6%
Aerospace & Defense 2.5%
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	$2,113,000	$2,208,085
L-3 Communications Corp.
05/28/17	1.500%	6,830,000	6,779,950
02/15/21	4.950%	18,255,000	19,842,509
Northrop Grumman Corp. Senior Unsecured
03/15/21	3.500%	33,660,000	34,864,456
Total			63,695,000
Cable and Satellite 2.7%
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/17	2.400%	21,699,000	22,183,430
DISH DBS Corp.
02/01/16	7.125%	1,541,000	1,633,460
NBCUniversal Media LLC
04/01/21	4.375%	37,466,000	40,813,587
Time Warner Cable, Inc.
02/01/20	5.000%	5,062,000	5,617,506
Total			70,247,983
Chemicals 1.9%
Dow Chemical Co. (The) Senior Unsecured
11/15/21	4.125%	15,955,000	16,765,163
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	18,963,000	20,933,180
PQ Corp. Secured (a)
05/01/18	8.750%	11,530,000	12,236,212
Total			49,934,555
Construction Machinery 1.0%
CNH Industrial Capital LLC
11/01/15	3.875%	3,654,000	3,676,838
02/01/17	3.250%	12,945,000	12,750,825
CNH Industrial Capital LLC (a)
Senior Unsecured
07/15/19	3.375%	10,817,000	10,195,022
Total			26,622,685
Consumer Products 0.4%
Clorox Co. (The) Senior Unsecured
10/15/17	5.950%	8,524,000	9,590,208
Electric 21.4%
American Electric Power Co., Inc. Senior Unsecured
12/15/17	1.650%	11,543,000	11,537,967

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Appalachian Power Co. Senior Unsecured
05/24/15	3.400%	$37,055,000	$37,719,089
Arizona Public Service Co. Senior Unsecured
08/01/16	6.250%	6,820,000	7,473,588
CMS Energy Corp.
Senior Unsecured
09/30/15	4.250%	2,460,000	2,538,754
03/15/22	5.050%	3,700,000	4,134,361
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	19,047,000	20,677,328
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	4,435,000	5,032,080
03/15/21	4.450%	46,040,000	49,891,937
09/15/22	2.750%	15,158,000	14,684,691
Duke Energy Corp.
Senior Unsecured
09/15/21	3.550%	37,395,000	38,755,393
08/15/22	3.050%	10,371,000	10,300,581
Indiana Michigan Power Co. Senior Unsecured
12/01/15	5.650%	4,543,000	4,734,415
NextEra Energy Capital Holdings
06/01/15	1.200%	10,645,000	10,689,379
Ohio Power Co. Senior Unsecured
06/01/16	6.000%	5,795,000	6,271,807
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	35,535,000	39,046,426
Oncor Electric Delivery Co. LLC (a)
Senior Secured
06/01/19	2.150%	15,651,000	15,529,079
PG&E Corp. Senior Unsecured
03/01/19	2.400%	14,921,000	14,938,368
PPL Capital Funding, Inc.
06/01/18	1.900%	21,723,000	21,629,743
12/01/22	3.500%	3,839,000	3,863,915
06/01/23	3.400%	5,909,000	5,822,492
PSEG Power LLC
11/15/18	2.450%	10,293,000	10,372,699
09/15/21	4.150%	17,530,000	18,498,480
Potomac Edison Co. (The) 1st Mortgage
11/15/14	5.350%	1,760,000	1,770,569
Progress Energy, Inc.
Senior Unsecured
01/15/16	5.625%	5,520,000	5,857,029
04/01/22	3.150%	21,097,000	21,170,143

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Public Service Electric & Gas Co.
1st Mortgage
06/01/19	1.800%	$23,530,000	$23,215,827
08/15/19	2.000%	8,000,000	7,962,392
Sierra Pacific Power Co.
05/15/16	6.000%	7,485,000	8,087,026
Southern California Edison Co. 1st Refunding Mortgage
06/01/21	3.875%	10,195,000	10,973,546
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	38,270,000	38,727,811
06/03/17	1.900%	58,860,000	58,868,888
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	8,915,000	8,901,877
05/15/20	4.700%	15,955,000	17,688,080
Total			557,365,760
Food and Beverage 9.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	10,480,000	9,837,293
ConAgra Foods, Inc. Senior Unsecured
01/25/23	3.200%	14,992,000	14,378,527
Constellation Brands, Inc.
12/15/14	8.375%	3,782,000	3,800,910
Diageo Capital PLC
07/15/20	4.828%	8,638,000	9,602,165
General Mills, Inc.
10/15/14	6.190%	57,000,000	57,144,346
Grupo Bimbo SAB de CV (a)
06/30/20	4.875%	8,044,000	8,756,401
01/25/22	4.500%	6,841,000	7,148,845
SABMiller Holdings, Inc. (a)
01/15/22	3.750%	56,598,000	57,689,209
Sysco Corp. (b)
10/02/21	3.000%	11,700,000	11,722,031
Tyson Foods, Inc.
08/15/19	2.650%	6,895,000	6,907,901
Wm. Wrigley Jr., Co. (a)
Senior Unsecured
10/21/18	2.400%	37,764,000	38,032,729
10/21/19	2.900%	14,852,000	15,060,700
Total			240,081,057
Health Care 1.1%
CareFusion Corp. Senior Unsecured
05/15/17	1.450%	3,345,000	3,327,596
Express Scripts Holding Co.
05/15/16	3.125%	6,195,000	6,416,539

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
McKesson Corp.
Senior Unsecured
12/04/15	0.950%	$1,665,000	$1,667,023
03/15/19	2.284%	10,015,000	9,941,951
Medco Health Solutions, Inc.
09/15/15	2.750%	6,960,000	7,092,397
Total			28,445,506
Independent Energy 9.2%
Antero Resources Finance Corp.
11/01/21	5.375%	26,012,000	25,881,940
Canadian Natural Resources Ltd. Senior Unsecured
05/15/17	5.700%	1,731,000	1,913,832
Canadian Oil Sands Ltd. (a)
04/01/22	4.500%	14,490,000	15,381,207
Chesapeake Energy Corp.
12/15/18	7.250%	3,685,000	4,200,900
Cimarex Energy Co.
05/01/22	5.875%	16,570,000	17,729,900
06/01/24	4.375%	2,552,000	2,571,140
Concho Resources, Inc.
04/01/23	5.500%	11,784,000	12,255,360
Continental Resources, Inc.
09/15/22	5.000%	31,404,000	33,131,220
Devon Energy Corp. Senior Unsecured
05/15/17	1.875%	30,585,000	30,866,137
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	21,680,000	21,688,629
Oasis Petroleum, Inc.
02/01/19	7.250%	1,813,000	1,892,319
Pioneer Natural Resources Co. Senior Unsecured
07/15/16	5.875%	7,645,000	8,244,192
Range Resources Corp.
06/01/21	5.750%	6,342,000	6,659,100
Woodside Finance Ltd. (a)
11/10/14	4.500%	33,190,000	33,308,344
05/10/21	4.600%	21,739,000	23,499,533
Total			239,223,753
Life Insurance 4.8%
Five Corners Funding Trust Senior Unsecured (a)
11/15/23	4.419%	40,666,000	42,563,922
Hartford Financial Services Group, Inc. (The) Senior Unsecured
10/15/17	4.000%	22,234,000	23,791,492

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	$21,303,000	$22,772,971
MetLlife, Inc. Senior Unsecured
12/15/17	1.903%	8,460,000	8,485,829
Metropolitan Life Global Funding I Secured (a)
04/10/19	2.300%	14,505,000	14,503,983
Prudential Covered Trust Secured (a)
09/30/15	2.997%	12,463,500	12,739,917
Total			124,858,114
Media and Entertainment 6.0%
21st Century Fox America, Inc.
09/15/22	3.000%	13,800,000	13,406,134
British Sky Broadcasting Group PLC (a)
11/26/22	3.125%	50,712,000	49,380,404
Scripps Networks Interactive, Inc. Senior Unsecured
12/15/16	2.700%	7,877,000	8,140,801
TCM Sub LLC (a)
01/15/15	3.550%	46,295,000	46,677,087
Thomson Reuters Corp.
Senior Unsecured
02/23/17	1.300%	18,990,000	18,957,109
09/30/21	3.950%	8,226,000	8,563,776
Time Warner, Inc.
03/29/21	4.750%	9,477,000	10,327,040
Total			155,452,351
Metals 2.0%
Barrick Gold Corp. Senior Unsecured
05/01/23	4.100%	13,285,000	12,765,490
CONSOL Energy, Inc.
04/01/20	8.250%	24,110,000	25,194,950
Teck Resources Ltd.
02/01/23	3.750%	7,015,000	6,602,371
Vale Overseas Ltd.
01/11/22	4.375%	7,015,000	7,066,420
Total			51,629,231
Midstream 14.9%
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	24,415,000	27,711,782

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Midstream (continued)
Colorado Interstate Gas Co. LLC Senior Unsecured
11/15/15	6.800%	$26,593,000	$28,288,197
Gulfstream Natural Gas System LLC Senior Unsecured (a)
11/01/15	5.560%	6,460,000	6,769,021
Kinder Morgan Energy Partners LP
Senior Unsecured
03/01/21	3.500%	8,755,000	8,784,714
09/01/22	3.950%	48,649,000	48,295,760
02/15/23	3.450%	16,799,000	16,051,411
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	1,144,000	1,206,920
NiSource Finance Corp.
09/15/17	5.250%	25,439,000	28,069,928
09/15/20	5.450%	949,000	1,068,714
Northwest Pipeline LLC
Senior Unsecured
06/15/16	7.000%	11,954,000	13,160,350
04/15/17	5.950%	21,050,000	23,152,088
Panhandle Eastern Pipeline Co. LP Senior Unsecured
11/01/17	6.200%	21,847,000	24,793,920
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
09/15/15	3.950%	7,969,000	8,199,208
06/01/22	3.650%	20,265,000	20,617,287
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	9,761,000	10,114,836
Rockies Express Pipeline LLC Senior Unsecured (a)
04/15/15	3.900%	32,235,000	32,154,412
Southern Natural Gas Co. LLC/Issuing Corp. Senior Unsecured
06/15/21	4.400%	35,215,000	36,848,659
Southern Natural Gas Co. LLC Senior Unsecured (a)
04/01/17	5.900%	21,259,000	23,468,831
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
04/15/16	6.400%	26,607,000	28,758,229
Total			387,514,267
Natural Gas 1.1%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	14,740,000	15,044,469
10/01/22	2.875%	14,057,000	13,710,003
Total			28,754,472
Oil Field Services 3.4%
Noble Holding International Ltd.
03/01/16	3.050%	8,329,000	8,560,304

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Oil Field Services (continued)
03/15/17	2.500%	$16,232,000	$16,525,020
03/15/22	3.950%	52,922,000	51,544,176
Weatherford International Ltd.
02/15/16	5.500%	9,705,000	10,275,926
Total			86,905,426
Property & Casualty 5.5%
Alleghany Corp. Senior Unsecured
06/27/22	4.950%	8,581,000	9,291,524
CNA Financial Corp.
Senior Unsecured
08/15/16	6.500%	20,556,000	22,575,730
08/15/20	5.875%	15,696,000	17,899,813
08/15/21	5.750%	4,666,000	5,322,035
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	28,100,000	30,692,366
Senior Unsecured
08/15/16	6.700%	43,521,000	47,960,098
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	8,496,000	8,987,060
Total			142,728,626
Refining 0.8%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	15,732,000	16,274,723
Valero Energy Corp.
02/01/15	4.500%	5,495,000	5,565,330
Total			21,840,053
Restaurants 1.3%
Yum! Brands, Inc.
Senior Unsecured
09/15/15	4.250%	2,475,000	2,558,826
11/01/20	3.875%	22,842,000	23,790,225
11/01/21	3.750%	8,190,000	8,384,636
Total			34,733,687
Transportation Services 1.6%
ERAC U.S.A. Finance LLC (a)
10/15/17	6.375%	7,003,000	7,968,252
10/15/19	2.350%	8,145,000	8,098,289
Senior Unsecured
08/16/21	4.500%	15,321,000	16,591,356
Heathrow Funding Ltd. Senior Secured (a)
06/25/15	2.500%	9,047,000	9,160,069
Total			41,817,966

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless 1.3%
CC Holdings GS V LLC/Crown Castle GS III Corp. Senior Secured
12/15/17	2.381%	$25,777,000	$26,076,554
Rogers Communications, Inc.
03/15/23	3.000%	6,930,000	6,605,988
Total			32,682,542
Wirelines 3.5%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	38,821,000	36,724,084
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%	43,787,000	44,299,614
11/01/22	2.450%	11,180,000	10,376,672
Total			91,400,370
Total Corporate Bonds & Notes (Cost: $2,466,811,791)			$2,485,523,612

U.S. Treasury Obligations 0.3%
U.S. Treasury
02/29/16	0.250%	8,495,000	8,488,363
Total U.S. Treasury Obligations (Cost: $8,467,126)			$8,488,363

Foreign Government Obligations(c) 0.8%
BRAZIL 0.3%
Petrobras International Finance Co. SA
01/27/21	5.375%	6,930,000	7,025,911
NETHERLANDS 0.5%
Petrobras Global Finance BV
03/17/17	3.250%	14,030,000	14,197,939
Total Foreign Government Obligations (Cost: $21,279,935)			$21,223,850

		Shares	Value

Money Market Funds 6.4%
Columbia Short-Term Cash Fund, 0.093% (d)(e)		165,239,490	$165,239,490
Total Money Market Funds (Cost: $165,239,490)			$165,239,490
Total Investments (Cost: $2,661,798,342) (f)			$2,680,475,315(g)
Other Assets & Liabilities, Net			(80,804,614)
Net Assets			$2,599,670,701

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $7,388,775 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	10	USD	1,182,578	12/2014	—	(4,312)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(5,750)	USD	(716,683,623)	12/2014	5,637,099	—
US 2YR NOTE	(375)	USD	(82,066,406)	12/2014	17,016	—
US LONG BOND	(201)	USD	(27,719,156)	12/2014	313,761	—
Total					5,967,876	—

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $585,565,288 or 22.52% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Principal and interest may not be guaranteed by the government.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	360,607,872	966,497,258	(1,161,865,640)	165,239,490	246,652	165,239,490

(f)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $2,661,798,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$26,773,000
Unrealized Depreciation	(8,096,000)
Net Unrealized Appreciation	$18,677,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Food and Beverage		182,936,711	57,144,346	240,081,057
All Other Industries		2,245,442,555	—	2,245,442,555
U.S. Treasury Obligations	8,488,363	—	—	8,488,363
Foreign Government Obligations	—	21,223,850	—	21,223,850
Total Bonds	8,488,363	2,449,603,116	57,144,346	2,515,235,825
Mutual Funds
Money Market Funds	165,239,490	—	—	165,239,490
Total Mutual Funds	165,239,490	—	—	165,239,490
Investments in Securities	173,727,853	2,449,603,116	57,144,346	2,680,475,315
Derivatives
Assets
Futures Contracts	5,967,876	—	—	5,967,876
Liabilities
Futures Contracts	(4,312)	—	—	(4,312)
Total	179,691,417	2,449,603,116	57,144,346	2,686,438,879

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Corporate Bonds & Notes ($)
Balance as of December 31, 2013	59,400,925
Accrued discounts/premiums	(2,305,165)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	48,586
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2014	57,144,346

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $48,586.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 45.0%
INTERNATIONAL 12.3%
Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	5,943,102	$94,911,334
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	10,152,407	129,443,184
Variable Portfolio – DFA International Value Fund, Class 1 (a)	17,812,078	189,698,634
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	15,145,947	189,930,176
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	10,712,220	132,188,801
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	16,776,080	191,415,072
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	18,251,302	192,003,693
Total		1,119,590,894
U.S. LARGE CAP 24.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	16,676,560	257,819,623
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	11,978,109	235,729,189
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	10,876,746	121,166,949
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	6,409,912	217,488,311
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1 (a)(b)	6,876,203	120,539,831
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	10,559,920	184,692,996
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	6,646,051	121,356,895
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	5,482,489	97,643,123
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	14,863,397	263,528,035
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	12,770,784	234,854,717
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	6,566,232	121,672,284
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	17,417,231	255,336,609
Total		2,231,828,562

	Shares	Value

Equity Funds (continued)
U.S. MID CAP 3.3%
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	3,082,783	$54,688,571
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	7,382,202	130,886,443
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	6,831,662	118,529,326
Total		304,104,340
U.S. SMALL CAP 5.0%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	4,675,053	82,280,943
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	6,648,819	113,362,363
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	12,219,619	261,255,450
Total		456,898,756
Total Equity Funds (Cost: $3,672,268,058)		$4,112,422,552

Fixed-Income Funds 25.4%
FLOATING RATE 1.3%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	12,183,380	115,985,778
GLOBAL BOND 1.8%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	16,234,038	169,645,704
HIGH YIELD 1.3%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	12,826,274	115,179,938
INFLATION PROTECTED SECURITIES 2.6%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	25,729,239	238,767,335
INVESTMENT GRADE 16.7%
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	27,723,412	280,560,924
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	27,705,720	283,152,461
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	14,982,953	155,972,535
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	25,808,442	280,537,769

		Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)		26,077,946	$281,120,259
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)		5,893,998	60,767,118
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)		18,376,854	186,525,071
Total			1,528,636,137
MULTISECTOR 1.7%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)		17,638,900	154,693,154
Total Fixed-Income Funds (Cost: $2,387,930,925)			$2,322,908,046

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(c) 2.2%
Aerospace & Defense —%
BAE Systems Holdings, Inc. (d)(e)
10/07/24	3.800%	$820,000	$817,565
Huntington Ingalls Industries, Inc.
03/15/18	6.875%	27,000	28,215
L-3 Communications Corp.
05/28/24	3.950%	1,470,000	1,458,547
Northrop Grumman Corp. Senior Unsecured
08/01/23	3.250%	1,850,000	1,829,241
Total			4,133,568
Banking 0.2%
Bank of America Corp.
Senior Unsecured
04/01/24	4.000%	1,190,000	1,202,401
07/24/23	4.100%	460,000	469,613
04/01/44	4.875%	105,000	108,871
Citigroup, Inc.
Senior Unsecured
11/07/43	4.950%	340,000	359,861
06/16/24	3.750%	1,625,000	1,619,984
Goldman Sachs Group, Inc. (The)
Senior Unsecured
07/08/24	3.850%	2,180,000	2,166,256
07/08/44	4.800%	455,000	456,710
HSBC Holdings PLC Senior Unsecured
03/30/22	4.000%	1,785,000	1,878,505
JPMorgan Chase & Co. Senior Unsecured
05/13/24	3.625%	2,105,000	2,090,958

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Banking (continued)
Morgan Stanley Senior Unsecured
04/29/24	3.875%	$1,875,000	$1,873,056
Wells Fargo & Co.
Senior Unsecured
09/08/17	1.400%	1,220,000	1,216,379
Subordinated Notes
11/02/43	5.375%	120,000	131,067
Total			13,573,661
Cable and Satellite 0.1%
NBCUniversal Media LLC
01/15/43	4.450%	2,580,000	2,586,396
Time Warner Cable, Inc.
09/15/42	4.500%	1,730,000	1,707,148
Total			4,293,544
Chemicals —%
Dow Chemical Co. (The)
Senior Unsecured
10/01/44	4.625%	1,130,000	1,087,530
11/15/42	4.375%	290,000	270,899
LYB International Finance BV
03/15/44	4.875%	90,000	91,856
07/15/23	4.000%	865,000	894,922
Total			2,345,207
Diversified Manufacturing —%
General Electric Co.
Senior Unsecured
03/11/44	4.500%	1,610,000	1,669,160
10/09/42	4.125%	65,000	64,581
United Technologies Corp. Senior Unsecured
06/01/42	4.500%	335,000	350,536
Total			2,084,277
Electric 0.3%
Alabama Power Co. Senior Unsecured
08/15/44	4.150%	225,000	223,312
Appalachian Power Co. Senior Unsecured
05/15/44	4.400%	715,000	716,835
Berkshire Hathaway Energy Co. Senior Unsecured
11/15/43	5.150%	270,000	299,290
CMS Energy Corp.
Senior Unsecured
03/15/22	5.050%	515,000	575,458
03/31/43	4.700%	170,000	171,760
03/01/44	4.875%	1,120,000	1,166,717

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	$280,000	$296,378
Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	175,000	165,576
DTE Electric Co.
07/01/44	4.300%	190,000	193,715
DTE Energy Co. Senior Unsecured
06/01/16	6.350%	200,000	217,119
Dominion Resources, Inc. Senior Unsecured
09/15/42	4.050%	2,345,000	2,176,592
Duke Energy Corp.
Senior Unsecured
10/15/23	3.950%	3,096,000	3,221,883
04/15/24	3.750%	80,000	82,015
Duke Energy Progress, Inc. 1st Mortgage
05/15/42	4.100%	240,000	238,649
Indiana Michigan Power Co. Senior Unsecured
03/15/23	3.200%	1,080,000	1,075,410
Nevada Power Co.
01/15/15	5.875%	505,000	512,956
NextEra Energy Capital Holdings
06/01/15	1.200%	979,000	983,081
Northeast Utilities Senior Unsecured
05/01/18	1.450%	1,747,000	1,719,198
Northern States Power Co. 1st Mortgage
05/15/44	4.125%	115,000	115,601
Oncor Electric Delivery Co. LLC
Senior Secured
09/30/17	5.000%	2,758,000	3,030,535
06/01/42	5.300%	365,000	430,019
12/01/41	4.550%	260,000	279,307
PPL Capital Funding, Inc.
03/15/24	3.950%	2,310,000	2,374,657
06/01/23	3.400%	420,000	413,851
PSEG Power LLC
11/15/18	2.450%	180,000	181,394
11/15/23	4.300%	705,000	733,146
Pacific Gas & Electric Co.
Senior Unsecured
02/15/44	4.750%	1,250,000	1,316,191
02/15/24	3.750%	510,000	521,411
08/15/42	3.750%	265,000	241,687
Southern California Edison Co. 1st Refunding Mortgage
10/01/43	4.650%	520,000	558,639

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (c) (continued)
Electric (continued)
Southern Co. (The) Senior Unsecured
09/15/15	2.375%	$880,000		$894,787
TransAlta Corp.
Senior Unsecured
01/15/15	4.750%	2,190,000		2,216,198
06/03/17	1.900%	1,545,000		1,545,233
Xcel Energy, Inc.
Senior Unsecured
05/09/16	0.750%	2,004,000		2,001,050
09/15/41	4.800%	110,000		120,790
Total				31,010,440
Finance Companies 0.1%
General Electric Capital Corp. Senior Unsecured
05/15/24	3.450%	4,235,000		4,249,445
Food and Beverage 0.2%
Anheuser-Busch InBev Finance, Inc.
01/17/23	2.625%	700,000		657,071
Anheuser-Busch InBev Worldwide, Inc.
07/15/17	1.375%	1,595,000		1,592,874
ConAgra Foods, Inc. Senior Unsecured
01/25/43	4.650%	1,225,000		1,182,993
Diageo Finance BV
10/28/15	5.300%	1,093,000		1,148,306
General Mills, Inc.
11/16/20	2.100%	EUR	1,594,000	2,128,995
Grupo Bimbo SAB de CV (e)
01/25/22	4.500%	535,000		559,075
06/27/24	3.875%	395,000		389,845
Heineken NV Senior Unsecured (e)
10/01/42	4.000%	790,000		725,806
Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%	240,000		250,909
Molson Coors Brewing Co.
05/01/42	5.000%	1,810,000		1,819,615
Mondelez International, Inc. Senior Unsecured
02/09/40	6.500%	56,000		70,295
PepsiCo, Inc.
Senior Unsecured
08/13/15	0.700%	1,165,000		1,168,921
08/13/42	3.600%	375,000		332,924
SABMiller Holdings, Inc. (e)
01/15/42	4.950%	1,295,000		1,347,625

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Food and Beverage (continued)
Sysco Corp. (d)
10/02/44	4.500%	$655,000	$659,785
Wm. Wrigley Jr., Co. Senior Unsecured (e)
10/21/19	2.900%	2,190,000	2,220,774
Total			16,255,813
Health Care 0.1%
Express Scripts Holding Co.
05/15/16	3.125%	2,140,000	2,216,529
McKesson Corp.
Senior Unsecured
12/04/15	0.950%	1,824,000	1,826,216
03/15/23	2.850%	350,000	334,772
03/15/44	4.883%	330,000	339,802
Total			4,717,319
Healthcare Insurance 0.1%
Cigna Corporation
03/15/21	4.500%	1,130,000	1,232,675
UnitedHealth Group, Inc.
Senior Unsecured
03/15/22	2.875%	705,000	701,117
10/15/15	0.850%	2,130,000	2,136,392
10/15/42	3.950%	270,000	251,186
WellPoint, Inc. Senior Unsecured
05/15/42	4.625%	240,000	233,809
Total			4,555,179
Independent Energy 0.2%
Anadarko Petroleum Corp. Senior Unsecured
09/15/16	5.950%	1,695,000	1,848,921
Antero Resources Finance Corp.
11/01/21	5.375%	166,000	165,170
Apache Corp. Senior Unsecured
01/15/44	4.250%	380,000	352,122
Canadian Natural Resources Ltd.
Senior Unsecured
08/15/16	6.000%	540,000	588,402
04/15/24	3.800%	1,580,000	1,599,835
03/15/38	6.250%	75,000	91,604
Canadian Oil Sands Ltd. Senior Unsecured (e)
04/01/42	6.000%	170,000	195,698
Chesapeake Energy Corp.
12/15/18	7.250%	50,000	57,000
Cimarex Energy Co.
05/01/22	5.875%	130,000	139,100
06/01/24	4.375%	30,000	30,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Independent Energy (continued)
Concho Resources, Inc.
04/01/23	5.500%	$115,000	$119,600
ConocoPhillips 1st Mortgage
01/15/15	4.600%	2,525,000	2,554,227
Continental Resources, Inc.
06/01/44	4.900%	715,000	697,024
09/15/22	5.000%	850,000	896,750
Devon Energy Corp.
Senior Unsecured
05/15/17	1.875%	1,710,000	1,725,718
05/15/42	4.750%	200,000	198,949
EnCana Corp. Senior Unsecured
11/15/41	5.150%	300,000	315,619
Hess Corp. Senior Unsecured
02/15/41	5.600%	690,000	775,850
Marathon Oil Corp. Senior Unsecured
11/01/15	0.900%	73,000	73,029
Noble Energy, Inc. Senior Unsecured
11/15/43	5.250%	1,105,000	1,165,623
Range Resources Corp.
06/01/21	5.750%	81,000	85,050
Woodside Finance Ltd. (e)
05/10/21	4.600%	185,000	199,982
Total			13,875,498
Integrated Energy —%
Cenovus Energy, Inc.
Senior Unsecured
09/15/23	3.800%	650,000	663,971
09/15/43	5.200%	50,000	53,484
09/15/42	4.450%	765,000	746,546
PC Financial Partnership
11/15/14	5.000%	2,190,000	2,201,947
Suncor Energy, Inc. Senior Unsecured
06/15/38	6.500%	100,000	127,338
Total			3,793,286
Life Insurance 0.1%
Five Corners Funding Trust Senior Unsecured (e)
11/15/23	4.419%	4,515,000	4,725,719
Guardian Life Insurance Co. of America (The) Subordinated Notes (e)
06/19/64	4.875%	125,000	122,716

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Life Insurance (continued)
Hartford Financial Services Group, Inc. (The) Senior Unsecured
04/15/43	4.300%	$275,000	$263,049
MetLife, Inc. Senior Unsecured
09/15/23	4.368%	1,920,000	2,052,486
Northwestern Mutual Life Insurance Co. (The) Subordinated Notes (e)
03/30/40	6.063%	240,000	297,216
Teachers Insurance & Annuity Association of America Subordinated Notes (e)
09/15/44	4.900%	2,220,000	2,270,815
Total			9,732,001
Media and Entertainment 0.1%
21st Century Fox America, Inc.
10/01/43	5.400%	75,000	81,953
21st Century Fox America, Inc. (e)
09/15/44	4.750%	2,300,000	2,309,343
British Sky Broadcasting Group PLC (e)
11/26/22	3.125%	3,725,000	3,627,189
Thomson Reuters Corp.
Senior Unsecured
05/23/16	0.875%	851,000	849,610
05/23/43	4.500%	1,679,000	1,599,904
Time Warner, Inc.
03/29/41	6.250%	1,205,000	1,421,006
Total			9,889,005
Metals —%
BHP Billiton Finance USA Ltd.
09/30/43	5.000%	460,000	504,632
Barrick North America Finance LLC
05/01/43	5.750%	790,000	781,848
CONSOL Energy, Inc.
04/01/20	8.250%	90,000	94,050
Newmont Mining Corp.
03/15/42	4.875%	645,000	543,790
Rio Tinto Finance USA PLC
08/21/42	4.125%	410,000	380,521
Teck Resources Ltd.
03/01/42	5.200%	830,000	758,387
Vale SA Senior Unsecured
09/11/42	5.625%	1,070,000	1,046,908
Total			4,110,136
Midstream 0.1%
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	845,000	839,465
11/01/42	4.700%	180,000	159,654

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Midstream (continued)
Energy Transfer Partners LP Senior Unsecured
02/01/43	5.150%	$475,000	$458,892
Enterprise Products Operating LLC
02/15/45	5.100%	1,315,000	1,387,071
Kinder Morgan Energy Partners LP
Senior Unsecured
02/15/23	3.450%	4,120,000	3,936,652
08/15/42	5.000%	645,000	607,636
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	10,000	10,550
NiSource Finance Corp.
02/15/43	5.250%	200,000	215,540
Plains All American Pipeline LP/Finance Corp.
Senior Unsecured
01/31/23	2.850%	1,545,000	1,474,290
01/31/43	4.300%	122,000	115,415
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	56,000	58,030
TransCanada PipeLines Ltd.
Senior Unsecured
03/02/15	0.875%	2,550,000	2,555,108
10/16/23	3.750%	275,000	279,264
10/16/43	5.000%	145,000	152,225
Transcontinental Gas Pipe Line Co. LLC Senior Unsecured
08/01/42	4.450%	75,000	72,620
Total			12,322,412
Natural Gas 0.1%
Sempra Energy
Senior Unsecured
04/01/17	2.300%	870,000	887,971
12/01/23	4.050%	495,000	519,618
06/15/24	3.550%	3,005,000	3,027,558
Total			4,435,147
Oil Field Services —%
Noble Holding International Ltd.
03/15/42	5.250%	2,269,000	2,068,423
Weatherford International Ltd.
04/15/42	5.950%	110,000	118,152
Total			2,186,575
Pharmaceuticals 0.1%
AbbVie, Inc.
Senior Unsecured
11/06/15	1.200%	2,190,000	2,198,241
11/06/17	1.750%	410,000	408,602
Actavis Funding SCS (e)
06/15/44	4.850%	115,000	108,042

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Pharmaceuticals (continued)
Amgen, Inc.
Senior Unsecured
05/15/43	5.375%	$385,000	$419,312
06/15/16	2.300%	1,720,000	1,759,560
Total			4,893,757
Property & Casualty 0.1%
Alleghany Corp. Senior Unsecured
09/15/44	4.900%	765,000	753,834
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	2,570,000	2,596,988
Liberty Mutual Group, Inc. (e)
08/01/44	4.850%	240,000	238,700
05/01/22	4.950%	1,005,000	1,081,974
Loews Corp. Senior Unsecured
05/15/23	2.625%	540,000	507,496
Total			5,178,992
Railroads —%
Burlington Northern Santa Fe LLC Senior Unsecured
09/01/44	4.550%	435,000	434,677
CSX Corp. Senior Unsecured
03/15/44	4.100%	1,450,000	1,362,785
Norfolk Southern Corp. Senior Unsecured
10/01/42	3.950%	140,000	132,195
Union Pacific Corp. Senior Unsecured
06/15/42	4.300%	255,000	258,303
Total			2,187,960
Refining —%
Marathon Petroleum Corp.
Senior Unsecured
03/01/16	3.500%	1,139,000	1,178,293
09/15/44	4.750%	1,180,000	1,132,758
Phillips 66
05/01/17	2.950%	1,090,000	1,132,514
05/01/42	5.875%	145,000	171,828
Valero Energy Corp.
06/15/37	6.625%	140,000	167,142
Total			3,782,535
Restaurants —%
Yum! Brands, Inc.
Senior Unsecured
11/01/23	3.875%	1,825,000	1,835,501
11/01/43	5.350%	280,000	304,529
Total			2,140,030

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Retailers —%
CVS Health Corp. Senior Unsecured
12/05/43	5.300%	$195,000		$218,478
Lowe’s Companies, Inc. Senior Unsecured
04/15/42	4.650%		110,000	114,425
Target Corp.
Senior Unsecured
07/01/24	3.500%		835,000	835,802
07/01/42	4.000%		730,000	677,453
Wal-Mart Stores, Inc. Senior Unsecured
04/22/44	4.300%		540,000	543,195
Total				2,389,353
Supermarkets —%
Kroger Co. (The) Senior Unsecured
04/15/42	5.000%		130,000	134,631
Technology 0.1%
Apple, Inc. Senior Unsecured
05/04/43	3.850%		75,000	69,543
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%		110,000	127,709
Corning, Inc. Senior Unsecured
03/15/42	4.750%		80,000	84,644
International Business Machine Corp. Senior Unsecured
11/19/19	1.375%	EUR	1,672,000	2,188,480
Oracle Corp.
Senior Unsecured
01/10/21	2.250%	EUR	1,251,000	1,702,652
07/08/44	4.500%		1,010,000	1,022,441
Total				5,195,469
Tobacco —%
Altria Group, Inc.
01/31/44	5.375%		230,000	245,054
Philip Morris International, Inc. Senior Unsecured
03/04/43	4.125%		145,000	136,898
Total				381,952
Transportation Services —%
ERAC U.S.A. Finance LLC (e)
11/15/24	3.850%		705,000	706,278
03/15/42	5.625%		160,000	180,701

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (c) (continued)
Transportation Services (continued)
FedEx Corp.
01/15/44	5.100%	$1,050,000		$1,126,119
Heathrow Funding Ltd. Senior Secured
02/15/25	5.225%	GBP	841,000	1,537,437
Total				3,550,535
Wireless —%
America Movil SAB de CV Senior Unsecured
07/16/42	4.375%		875,000	813,527
Rogers Communications, Inc.
03/15/43	4.500%		565,000	550,458
03/15/23	3.000%		2,085,000	1,987,516
Vodafone Group PLC Senior Unsecured
02/19/43	4.375%		855,000	773,301
Total				4,124,802
Wirelines 0.2%
AT&T, Inc.
Senior Unsecured
06/15/45	4.350%		4,225,000	3,883,417
08/15/16	2.400%		2,295,000	2,348,554
Embarq Corp. Senior Unsecured
06/01/36	7.995%		40,000	43,236
Orange SA
Senior Unsecured
02/21/17	4.750%	EUR	587,000	815,931
02/06/44	5.500%		420,000	457,488
Verizon Communications, Inc.
Senior Unsecured
11/01/21	3.500%		805,000	814,424
03/15/24	4.150%		1,405,000	1,450,730
11/01/42	3.850%		5,325,000	4,648,826
Total				14,462,606
Total Corporate Bonds & Notes (Cost: $194,734,678)				$195,985,135

	Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 6.7%
Federal National Mortgage Association (d)(f)
	10/20/29	2.500%	$63,725,000	$64,083,453
	10/20/29	3.000%	80,785,000	83,208,550
	10/20/29-10/14/44	3.500%	391,000,000	404,730,713
	10/14/44	4.000%	60,000,000	63,228,750
Total Residential Mortgage-Backed Securities - Agency (Cost: $616,546,519)				$615,251,466

Foreign Government Obligations(g) —%
	Petrobras Global Finance BV
	05/20/43	5.625%	100,000	88,577
Total Foreign Government Obligations (Cost: $84,271)				$88,577

			Shares	Value

Exchange-Traded Funds 8.3%
SPDR S&P 500 ETF Trust			1,990,200	$392,109,204
iShares MSCI EAFE ETF			5,186,792	332,577,103
iShares Russell 2000 ETF			345,215	37,749,260
Total Exchange-Traded Funds (Cost: $708,289,966)				$762,435,567

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 2.4%
	S&P 500 Index
	5,635	1,700.00	12/16/16	$70,381,150
	9,634	1,800.00	12/16/16	150,434,910
Total Options Purchased Puts (Cost: $215,003,605)				$220,816,060

			Shares	Value

Money Market Funds 15.8%
Columbia Short-Term Cash Fund, 0.093% (a)(h)			1,445,795,234	$1,445,795,234
Total Money Market Funds (Cost: $1,445,795,234)				$1,445,795,234
Total Investments (Cost: $9,240,653,256)				$9,675,702,637(i)
Other Assets & Liabilities, Net				(533,973,254)
Net Assets				$9,141,729,383

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Standard Chartered Bank	10/06/2014	1,586,747 USD	969,000 GBP	—	(15,911)
UBS Securitties	10/08/2014	5,496,000 EUR	7,097,260 USD	155,249	—
Total				155,249	(15,911)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $85,304,783 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB DEC 14	16	JPY	2,127,158	12/2014	402	—
CAN 10YR BOND DEC 14	27	CAD	3,266,182	12/2014	32,733	—
DAX INDEX DEC 14	72	EUR	21,576,565	12/2014	—	(399,885)
EMINI MSCI EAFE INDEX DEC	513	USD	47,188,305	12/2014	—	(1,378,595)
EURO BUXL 30YR BOND DEC 1	4	EUR	719,434	12/2014	19,025	—
EURO STOXX 50 DEC 14	544	EUR	22,145,215	12/2014	51,957	—
EURO-BOBL DEC 14	71	EUR	11,471,429	12/2014	46,984	—
EURO-BUND DEC 14	43	EUR	8,130,382	12/2014	91,182	—
EURO-SCHATZ DEC 14	116	EUR	16,263,771	12/2014	2,657	—
FTSE/MIB INDEX DEC 14	164	EUR	21,616,124	12/2014	140,551	—
HANG SENG INDEX OCT 14	160	HKD	23,511,079	10/2014	—	(1,211,015)
LONG GILT DEC 14	58	GBP	10,638,182	12/2014	138,087
RUSSELL 2000 EMINI ICE DE	731	USD	80,161,460	12/2014	—	(2,131,292)
S&P 500 DEC 14	244	USD	119,895,500	12/2014	—	(883,667)
S&P500 EMINI DEC 14	12,414	USD	1,219,985,850	12/2014	—	(12,138,230)
SPI 200 DEC 14	188	AUD	21,739,998	12/2014	—	(761,169)
TOPIX INDEX DEC 14	281	JPY	33,986,460	12/2014	182,957	—
US 5YR NOTE DEC 14	1,928	USD	228,001,057	12/2014	—	(160,869)
US 5YR NOTE DEC 14	203	USD	24,006,335	12/2014	78,992	—
US LONG BOND DEC 14	6	USD	827,438	12/2014	—	(9,431)
US ULTRA T-BOND DEC 14	1,095	USD	166,987,500	12/2014	748,499	—
Total					1,534,026	(19,074,153)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE DEC 14	(10)	USD	(1,246,406)	12/2014	53,993	—
US 10YR NOTE DEC 14	(78)	USD	(9,721,969)	12/2014	—	(52,024)
US 2YR NOTE DEC 14	(3,884)	USD	(849,989,125)	12/2014	—	(129,424)
US LONG BOND DEC 14	(321)	USD	(44,267,906)	12/2014	—	(669,763)
US ULTRA T-BOND DEC 14	(14)	USD	(2,135,000)	12/2014	—	(7,709)
Total					53,993	(858,920)

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,022,101,896	1,969,008,145	(1,545,314,807)	—	1,445,795,234	—	965,012	1,445,795,234
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	128,721,852	88,768,582	—	—	217,490,434	—	—	257,819,623

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	195,284,937	99,784,767	(189)	(24)	295,069,491	1,198,181	6,918,443	280,560,924
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	131,590,836	66,449,376	(150)	40	198,040,102	—	—	235,729,189
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	63,205,922	29,431,345	(33,975)	2,306	92,605,598	272,725	275,705	94,911,334
Columbia Variable Portfolio – Global Bond Fund, Class 1	120,035,764	63,535,782	(183)	(19)	183,571,344	6,329,947	—	169,645,704
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	85,133,805	38,006,158	(81)	(14)	123,139,868	—	—	115,179,938
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	67,808,382	34,360,310	(4,541)	887	102,165,038	—	—	121,166,949
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	116,526,640	74,964,648	(8,067)	985	191,484,206	—	—	217,488,311
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	182,072,680	109,668,669	(187)	(2)	291,741,160	4,901,766	4,717,854	283,152,461
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	33,996,528	18,300,519	(16,748,223)	6,980,410	42,529,234	—	—	54,688,571
Columbia Variable Portfolio – Select Large Cap Growth Fund, Class 1	61,485,392	36,336,954	(1,035)	319	97,821,630	674,231	—	120,539,831
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	95,462,233	52,590,682	(1)	—	148,052,914	—	—	184,692,996
Columbia Variable Portfolio – Strategic Income Fund, Class 1	104,796,734	56,206,907	(142)	(2)	161,003,497	1,513,687	4,752,167	154,693,154
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	101,875,621	54,215,486	(106)	(1)	156,091,000	—	2,660,611	155,972,535
Variable Portfolio – American Century Diversified Bond Fund, Class 1	188,200,982	95,917,618	(229)	(11)	284,118,360	225,711	4,118,697	280,537,769
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	160,155,739	77,767,737	(234)	(20)	237,923,222	—	—	238,767,335
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	79,349,971	53,202,251	(53,329)	10,429	132,509,322	7,888,460	2,636,252	129,443,184
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	45,824,127	30,300,242	(19,490)	4,187	76,109,066	—	—	82,280,943
Variable Portfolio – DFA International Value Fund, Class 1	104,809,023	77,643,078	(52,135)	13,625	182,413,591	6,815,572	4,038,284	189,698,634
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	75,522,003	46,045,004	(59)	(2)	121,566,946	968,523	4,623,933	115,985,778

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	64,598,836	36,449,182	—	—	101,048,018	—	—	121,356,895
Variable Portfolio – Invesco International Growth Fund, Class 1	118,116,618	67,405,411	(62,113)	13,465	185,473,381	12,755,459	3,083,337	189,930,176
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	185,950,425	98,696,609	(186)	(6)	284,646,842	245,267	5,155,237	281,120,259
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	87,546,569	47,946,029	(27,036,049)	7,873,415	116,329,964	—	—	130,886,443
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	64,967,220	12,521,083	—	—	77,488,303	—	—	97,643,123
Variable Portfolio – MFS Value Fund, Class 1	139,333,395	81,211,663	(9,114)	2,950	220,538,894	—	—	263,528,035
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	81,868,480	56,576,256	(35,944)	4,918	138,413,710	4,799,573	1,457,619	132,188,801
Variable Portfolio – NFJ Dividend Value Fund, Class 1	128,246,691	66,423,059	(552)	170	194,669,368	—	—	234,854,717
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	62,082,560	37,087,388	(1,355)	371	99,168,964	—	—	121,672,284
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	60,170,429	44,442,040	(35,887)	10,016	104,586,598	—	—	113,362,363
Variable Portfolio – Partners Small Cap Value Fund, Class 1	144,408,052	95,972,179	(64,429)	20,690	240,336,492	—	—	261,255,450
Variable Portfolio – Pyramis® International Equity Fund, Class 1	111,775,865	86,412,450	(40,135)	8,301	198,156,481	13,829,080	2,799,169	191,415,072
Variable Portfolio – Pyrford International Equity Fund, Class 1	123,016,771	65,975,439	(13,617)	782	188,979,375	86,364	3,858,547	192,003,693
Variable Portfolio – Sit Dividend Growth Fund, Class 1	131,443,401	89,268,209	(11,744)	2,942	220,702,808	—	—	255,336,609
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	51,583,984	9,303,014	—	—	60,886,998	—	373,673	60,767,118
Variable Portfolio – Victory Established Value Fund, Class 1	81,421,852	40,067,598	(22,292,200)	5,957,318	105,154,568	—	—	118,529,326
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	121,581,723	66,590,572	(96)	(3)	188,172,196	—	774,205	186,525,071
Total	4,922,073,938	4,174,852,441	(1,611,840,584)	20,908,422	7,505,994,217	62,504,546	53,208,745	7,881,125,832

(b)	Non-income producing.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $22,125,063 or 0.24% of net assets.

(f)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Principal and interest may not be guaranteed by the government.
(h)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	4,112,422,552	—	—	4,112,422,552
Fixed-Income Funds	2,322,908,046	—	—	2,322,908,046
Money Market Funds	1,445,795,234	—	—	1,445,795,234
Total Mutual Funds	7,881,125,832	—	—	7,881,125,832
Bonds
Corporate Bonds & Notes	—	195,985,135	—	195,985,135
Residential Mortgage-Backed Securities - Agency	—	615,251,466	—	615,251,466
Foreign Government Obligations	—	88,577	—	88,577
Total Bonds	—	811,325,178	—	811,325,178
Equity Securities
Exchange-Traded Funds	762,435,567	—	—	762,435,567
Total Equity Securities	762,435,567	—	—	762,435,567
Other
Options Purchased Puts	220,816,060	—	—	220,816,060
Total Other	220,816,060	—	—	220,816,060
Investments in Securities	8,864,377,459	811,325,178	—	9,675,702,637
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	155,249	—	155,249
Futures Contracts	1,588,019	—	—	1,588,019
Liabilities
Forward Foreign Currency Exchange Contracts	—	(15,911)	—	(15,911)
Futures Contracts	(19,933,073)	—	—	(19,933,073)
Total	8,846,032,405	811,464,516	—	9,657,496,921

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts and futures contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 22.2%
Auto Components 2.0%
BorgWarner, Inc.	75,400	$3,966,794
Delphi Automotive PLC	64,163	3,935,758
Total		7,902,552
Automobiles 0.9%
Harley-Davidson, Inc.	30,928	1,800,009
Tesla Motors, Inc. (a)	7,435	1,804,326
Total		3,604,335
Hotels, Restaurants & Leisure 3.5%
Chipotle Mexican Grill, Inc. (a)	3,561	2,373,727
Dunkin’ Brands Group, Inc.	55,703	2,496,609
Starwood Hotels & Resorts Worldwide, Inc.	72,443	6,027,982
Wynn Resorts Ltd.	17,104	3,199,816
Total		14,098,134
Household Durables 1.8%
Harman International Industries, Inc.	19,615	1,923,055
Lennar Corp., Class A	65,758	2,553,383
Mohawk Industries, Inc. (a)	21,229	2,862,094
Total		7,338,532
Internet & Catalog Retail 2.7%
Expedia, Inc.	12,937	1,133,540
Netflix, Inc. (a)	6,162	2,780,171
TripAdvisor, Inc. (a)	44,983	4,112,346
Zulily, Inc., Class A (a)	69,197	2,621,874
Total		10,647,931
Media 2.1%
Charter Communications Inc., Class A (a)	15,102	2,285,990
DISH Network Corp., Class A (a)	52,579	3,395,552
Interpublic Group of Companies, Inc. (The)	154,621	2,832,656
Total		8,514,198
Multiline Retail 2.4%
Dollar Tree, Inc. (a)	87,719	4,918,405
Macy’s, Inc.	75,874	4,414,349
Total		9,332,754
Specialty Retail 4.5%
Abercrombie & Fitch Co., Class A	45,321	1,646,965
Best Buy Co., Inc.	74,658	2,507,762
Cabela’s, Inc. (a)	57,602	3,392,758
Foot Locker, Inc.	60,823	3,384,800
Gap, Inc. (The)	49,437	2,061,028
Tractor Supply Co.	50,925	3,132,397

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Urban Outfitters, Inc. (a)	48,744	$1,788,905
Total		17,914,615
Textiles, Apparel & Luxury Goods 2.3%
Michael Kors Holdings Ltd. (a)	44,502	3,176,998
PVH Corp.	18,518	2,243,456
VF Corp.	57,066	3,768,068
Total		9,188,522
TOTAL CONSUMER DISCRETIONARY		88,541,573
CONSUMER STAPLES 7.0%
Beverages 1.9%
Constellation Brands, Inc., Class A (a)	72,842	6,348,909
Monster Beverage Corp. (a)	11,537	1,057,597
Total		7,406,506
Food & Staples Retailing 1.4%
Kroger Co. (The)	77,967	4,054,284
Whole Foods Market, Inc.	36,961	1,408,584
Total		5,462,868
Food Products 2.3%
Hain Celestial Group, Inc. (The) (a)	23,836	2,439,615
Hershey Co. (The)	30,184	2,880,459
Mead Johnson Nutrition Co.	41,343	3,978,023
Total		9,298,097
Personal Products 0.5%
Herbalife Ltd.	45,504	1,990,800
Tobacco 0.9%
Lorillard, Inc.	60,674	3,634,979
TOTAL CONSUMER STAPLES		27,793,250
ENERGY 6.5%
Energy Equipment & Services 2.5%
Cameron International Corp. (a)	61,985	4,114,564
FMC Technologies, Inc. (a)	59,018	3,205,268
Oceaneering International, Inc.	42,828	2,791,101
Total		10,110,933
Oil, Gas & Consumable Fuels 4.0%
Antero Resources Corp. (a)	35,478	1,947,387
Cabot Oil & Gas Corp.	175,465	5,735,951
Concho Resources, Inc. (a)	45,913	5,757,031

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Noble Energy, Inc.	35,753	$2,444,075
Total		15,884,444
TOTAL ENERGY		25,995,377
FINANCIALS 9.1%
Banks 2.6%
BankUnited, Inc.	56,712	1,729,149
Signature Bank (a)	50,525	5,661,831
SVB Financial Group (a)	25,459	2,853,699
Total		10,244,679
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	29,894	5,989,562
T. Rowe Price Group, Inc.	36,810	2,885,904
Total		8,875,466
Diversified Financial Services 2.4%
McGraw Hill Financial, Inc.	50,351	4,252,142
Moody’s Corp.	57,114	5,397,273
Total		9,649,415
Insurance 0.8%
Aon PLC	35,469	3,109,567
Real Estate Investment Trusts (REITs) 0.5%
Plum Creek Timber Co., Inc.	50,673	1,976,754
Thrifts & Mortgage Finance 0.6%
Radian Group, Inc.	175,766	2,506,423
TOTAL FINANCIALS		36,362,304
HEALTH CARE 11.8%
Biotechnology 3.2%
BioMarin Pharmaceutical, Inc. (a)	31,943	2,305,007
Incyte Corp. (a)	42,890	2,103,755
Intercept Pharmaceuticals, Inc. (a)	9,003	2,130,920
Pharmacyclics, Inc. (a)	18,652	2,190,304
Vertex Pharmaceuticals, Inc. (a)	37,111	4,167,936
Total		12,897,922
Health Care Equipment & Supplies 2.2%
IDEXX Laboratories, Inc. (a)	20,657	2,434,014
St. Jude Medical, Inc.	55,570	3,341,424
Zimmer Holdings, Inc.	29,030	2,918,967
Total		8,694,405

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.8%
Brookdale Senior Living, Inc. (a)	56,205	$1,810,925
Cardinal Health, Inc.	48,609	3,641,786
Community Health Systems, Inc. (a)	32,248	1,766,868
Total		7,219,579
Health Care Technology 1.0%
Cerner Corp. (a)	63,719	3,795,741
Life Sciences Tools & Services 1.1%
Covance, Inc. (a)	36,913	2,905,053
Illumina, Inc. (a)	7,652	1,254,316
Total		4,159,369
Pharmaceuticals 2.5%
Jazz Pharmaceuticals PLC (a)	17,973	2,885,745
Mylan, Inc. (a)	52,919	2,407,285
Perrigo Co. PLC	14,783	2,220,259
Salix Pharmaceuticals Ltd. (a)	15,813	2,470,623
Total		9,983,912
TOTAL HEALTH CARE		46,750,928
INDUSTRIALS 16.5%
Aerospace & Defense 1.3%
B/E Aerospace, Inc. (a)	30,644	2,572,257
TransDigm Group, Inc.	14,770	2,722,554
Total		5,294,811
Airlines 1.9%
Southwest Airlines Co.	109,103	3,684,408
United Continental Holdings, Inc. (a)	83,487	3,906,357
Total		7,590,765
Building Products 1.4%
Fortune Brands Home & Security, Inc.	95,246	3,915,563
Masco Corp.	68,330	1,634,454
Total		5,550,017
Commercial Services & Supplies 1.0%
Stericycle, Inc. (a)	32,141	3,746,355
Electrical Equipment 2.2%
AMETEK, Inc.	104,203	5,232,032
Rockwell Automation, Inc.	33,402	3,670,212
Total		8,902,244
Industrial Conglomerates 1.0%
Roper Industries, Inc.	26,514	3,878,733

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery 3.0%
Flowserve Corp.	28,002	$1,974,701
Ingersoll-Rand PLC	67,518	3,805,314
Middleby Corp. (The) (a)	38,721	3,412,482
Pall Corp.	34,818	2,914,267
Total		12,106,764
Marine 1.1%
Kirby Corp. (a)	37,068	4,368,464
Professional Services 0.9%
Verisk Analytics, Inc., Class A (a)	59,913	3,648,103
Road & Rail 0.8%
Kansas City Southern	25,026	3,033,151
Trading Companies & Distributors 1.9%
United Rentals, Inc. (a)	39,824	4,424,446
WW Grainger, Inc.	12,415	3,124,235
Total		7,548,681
TOTAL INDUSTRIALS		65,668,088
INFORMATION TECHNOLOGY 17.3%
Communications Equipment 1.2%
F5 Networks, Inc. (a)	19,522	2,318,042
Palo Alto Networks, Inc. (a)	24,199	2,373,922
Total		4,691,964
Internet Software & Services 2.5%
Cornerstone OnDemand, Inc. (a)	77,577	2,669,425
CoStar Group, Inc. (a)	23,068	3,587,997
Twitter, Inc. (a)	76,568	3,949,377
Total		10,206,799
IT Services 3.0%
Alliance Data Systems Corp. (a)	14,524	3,605,873
FleetCor Technologies, Inc. (a)	26,281	3,735,056
Gartner, Inc. (a)	46,783	3,437,147
MAXIMUS, Inc.	25,614	1,027,890
Total		11,805,966
Semiconductors & Semiconductor Equipment 3.7%
Broadcom Corp., Class A	55,146	2,229,001
KLA-Tencor Corp.	20,137	1,586,393
Lam Research Corp.	34,752	2,595,974
NXP Semiconductor NV (a)	33,494	2,291,994
Skyworks Solutions, Inc.	63,951	3,712,356

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	58,019	$2,457,105
Total		14,872,823
Software 6.2%
Activision Blizzard, Inc.	90,452	1,880,497
Concur Technologies, Inc. (a)	28,233	3,580,509
Electronic Arts, Inc. (a)	105,901	3,771,135
Intuit, Inc.	61,824	5,418,874
Red Hat, Inc. (a)	66,533	3,735,828
ServiceNow, Inc. (a)	51,717	3,039,925
Tableau Software, Inc., Class A (a)	43,187	3,137,535
Total		24,564,303
Technology Hardware, Storage & Peripherals 0.7%
SanDisk Corp.	17,809	1,744,392
Stratasys Ltd. (a)	8,316	1,004,406
Total		2,748,798
TOTAL INFORMATION TECHNOLOGY		68,890,653
MATERIALS 5.4%
Chemicals 3.9%
Eastman Chemical Co.	49,300	3,987,877
Sherwin-Williams Co. (The)	44,808	9,812,504
WR Grace & Co. (a)	20,703	1,882,731
Total		15,683,112
Construction Materials 0.8%
Eagle Materials, Inc.	30,941	3,150,722
Containers & Packaging 0.7%
Rock-Tenn Co., Class A	57,090	2,716,342
TOTAL MATERIALS		21,550,176
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
SBA Communications Corp., Class A (a)	62,334	6,912,841
TOTAL TELECOMMUNICATION SERVICES		6,912,841
Total Common Stocks (Cost: $333,604,124)		$388,465,190

	Shares	Value

Money Market Funds 2.4%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	9,741,793	$9,741,793
Total Money Market Funds (Cost: $9,741,793)		$9,741,793
Total Investments (Cost: $343,345,917)		$398,206,983(d)
Other Assets & Liabilities, Net		(13,093)
Net Assets		$398,193,890

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,020,628	151,659,964	(144,938,799)	9,741,793	2,890	9,741,793

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	88,541,573	—	—	88,541,573
Consumer Staples	27,793,250	—	—	27,793,250
Energy	25,995,377	—	—	25,995,377
Financials	36,362,304	—	—	36,362,304
Health Care	46,750,928	—	—	46,750,928
Industrials	65,668,088	—	—	65,668,088
Information Technology	68,890,653	—	—	68,890,653
Materials	21,550,176	—	—	21,550,176
Telecommunication Services	6,912,841	—	—	6,912,841
Total Equity Securities	388,465,190	—	—	388,465,190
Mutual Funds
Money Market Funds	9,741,793	—	—	9,741,793
Total Mutual Funds	9,741,793	—	—	9,741,793
Total	398,206,983	—	—	398,206,983

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.5%
CONSUMER DISCRETIONARY 13.0%
Auto Components 1.3%
TRW Automotive Holdings Corp. (a)	69,344	$7,021,080
Automobiles 0.9%
Harley-Davidson, Inc.	82,925	4,826,235
Diversified Consumer Services 0.8%
Houghton Mifflin Harcourt Co. (a)	215,757	4,194,316
Hotels, Restaurants & Leisure 3.0%
Royal Caribbean Cruises Ltd.	118,410	7,967,809
Starwood Hotels & Resorts Worldwide, Inc.	97,225	8,090,092
Total		16,057,901
Household Durables 1.5%
D.R. Horton, Inc.	318,050	6,526,386
TRI Pointe Homes, Inc. (a)	129,251	1,672,508
Total		8,198,894
Media 2.7%
Cinemark Holdings, Inc.	85,300	2,903,612
DISH Network Corp., Class A (a)(b)	105,000	6,780,900
Interpublic Group of Companies, Inc. (The)	271,359	4,971,297
Total		14,655,809
Specialty Retail 2.8%
Best Buy Co., Inc.	158,375	5,319,816
Sally Beauty Holdings, Inc. (a)	177,700	4,863,649
Signet Jewelers Ltd.	43,825	4,992,106
Total		15,175,571
TOTAL CONSUMER DISCRETIONARY		70,129,806
CONSUMER STAPLES 0.4%
Food Products 0.4%
JM Smucker Co. (The)	20,357	2,015,139
TOTAL CONSUMER STAPLES		2,015,139
ENERGY 8.5%
Energy Equipment & Services 4.0%
Cameron International Corp. (a)	100,875	6,696,083
Superior Energy Services, Inc.	167,600	5,509,012
Weatherford International PLC (a)	441,000	9,172,800
Total		21,377,895

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 4.5%
Cabot Oil & Gas Corp.	150,250	$4,911,672
Cimarex Energy Co.	63,675	8,056,798
EQT Corp.	45,146	4,132,665
Noble Energy, Inc.	41,588	2,842,956
ONEOK, Inc.	67,275	4,409,876
Total		24,353,967
TOTAL ENERGY		45,731,862
FINANCIALS 28.7%
Banks 8.1%
CIT Group, Inc.	101,333	4,657,265
City National Corp.	85,400	6,462,218
East West Bancorp, Inc.	198,375	6,744,750
Fifth Third Bancorp	540,060	10,812,001
M&T Bank Corp.	74,366	9,168,584
Zions Bancorporation	199,625	5,801,103
Total		43,645,921
Capital Markets 2.6%
Raymond James Financial, Inc.	170,925	9,158,161
TD Ameritrade Holding Corp.	146,950	4,903,722
Total		14,061,883
Diversified Financial Services 0.8%
Voya Financial, Inc.	115,625	4,520,938
Insurance 7.6%
Aon PLC	76,300	6,689,221
Brown & Brown, Inc.	249,550	8,023,032
Hartford Financial Services Group, Inc. (The)	262,177	9,766,093
Lincoln National Corp.	186,977	10,018,228
Principal Financial Group, Inc.	121,227	6,360,781
Total		40,857,355
Real Estate Investment Trusts (REITs) 8.4%
CBS Outdoor Americas, Inc.	133,251	3,989,535
Extra Space Storage, Inc.	74,791	3,856,972
Host Hotels & Resorts, Inc.	543,975	11,602,987
Rayonier, Inc.	126,168	3,928,871
SL Green Realty Corp.	94,650	9,589,938
Taubman Centers, Inc.	104,250	7,610,250
Weyerhaeuser Co.	146,562	4,669,465
Total		45,248,018

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 1.2%
CBRE Group, Inc., Class A (a)	218,725	$6,504,881
TOTAL FINANCIALS		154,838,996
HEALTH CARE 11.5%
Health Care Equipment & Supplies 3.6%
Teleflex, Inc.	78,461	8,241,543
Zimmer Holdings, Inc.	112,712	11,333,192
Total		19,574,735
Health Care Providers & Services 6.8%
Cardinal Health, Inc.	92,254	6,911,670
CIGNA Corp.	85,063	7,714,363
Community Health Systems, Inc. (a)	160,512	8,794,452
Humana, Inc.	60,630	7,899,483
LifePoint Hospitals, Inc. (a)	78,650	5,441,794
Total		36,761,762
Pharmaceuticals 1.1%
Jazz Pharmaceuticals PLC (a)	36,125	5,800,230
TOTAL HEALTH CARE		62,136,727
INDUSTRIALS 7.2%
Airlines 1.5%
United Continental Holdings, Inc. (a)	171,913	8,043,809
Construction & Engineering 0.9%
Jacobs Engineering Group, Inc. (a)	100,049	4,884,392
Industrial Conglomerates 1.2%
Carlisle Companies, Inc.	80,050	6,434,419
Machinery 1.0%
Manitowoc Co., Inc. (The)	24,635	577,691
Navistar International Corp. (a)	138,525	4,558,858
Total		5,136,549
Trading Companies & Distributors 2.6%
AerCap Holdings NV (a)	119,975	4,906,977
United Rentals, Inc. (a)	34,450	3,827,395
Veritiv Corp. (a)	1,415	70,835
WESCO International, Inc. (a)	68,400	5,352,984
Total		14,158,191
TOTAL INDUSTRIALS		38,657,360

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 10.9%
Communications Equipment 1.0%
Aruba Networks, Inc. (a)	134,825	$2,909,523
F5 Networks, Inc. (a)	18,350	2,178,879
Total		5,088,402
Electronic Equipment, Instruments & Components 1.3%
Avnet, Inc.	86,124	3,574,146
FLIR Systems, Inc.	113,200	3,547,688
Total		7,121,834
IT Services 1.4%
Xerox Corp.	579,042	7,660,726
Semiconductors & Semiconductor Equipment 4.4%
Broadcom Corp., Class A	141,175	5,706,293
KLA-Tencor Corp.	51,275	4,039,445
Lam Research Corp.	89,825	6,709,927
Micron Technology, Inc. (a)	62,925	2,155,811
NXP Semiconductor NV (a)	32,575	2,229,107
Skyworks Solutions, Inc.	50,650	2,940,233
Total		23,780,816
Software 2.8%
Activision Blizzard, Inc.	109,275	2,271,827
Autodesk, Inc. (a)	64,128	3,533,453
Electronic Arts, Inc. (a)	146,125	5,203,511
PTC, Inc. (a)	116,800	4,309,920
Total		15,318,711
TOTAL INFORMATION TECHNOLOGY		58,970,489
MATERIALS 5.2%
Chemicals 2.5%
Eastman Chemical Co.	32,623	2,638,874
Methanex Corp.	67,750	4,525,700
PPG Industries, Inc.	32,290	6,352,735
Total		13,517,309
Containers & Packaging 1.1%
Sealed Air Corp.	176,436	6,154,088
Metals & Mining 1.6%
Steel Dynamics, Inc.	373,900	8,453,879
TOTAL MATERIALS		28,125,276

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.3%
Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	70,125	$1,680,195
TOTAL TELECOMMUNICATION SERVICES		1,680,195
UTILITIES 10.8%
Electric Utilities 6.0%
Edison International	158,525	8,864,718
Great Plains Energy, Inc.	237,725	5,745,813
Portland General Electric Co.	316,200	10,156,344
PPL Corp.	222,900	7,320,036
Total		32,086,911
Gas Utilities 1.0%
Questar Corp.	245,241	5,466,422
Independent Power and Renewable Electricity Producers 2.9%
AES Corp. (The)	655,075	9,288,964
NRG Energy, Inc.	206,500	6,294,120
Total		15,583,084

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Multi-Utilities 0.9%
CMS Energy Corp.	162,850	$4,830,131
TOTAL UTILITIES		57,966,548
Total Common Stocks (Cost: $429,282,661)		$520,252,398

	Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	20,986,849	$20,986,849
Total Money Market Funds (Cost: $20,986,849)		$20,986,849
Total Investments (Cost: $450,269,510)		$541,239,247(e)
Other Assets & Liabilities, Net		(2,123,921)
Net Assets		$539,115,326

Investments in Derivatives
Open Options Contracts Written at September 30, 2014

At September 30, 2014, securities totaling $678,090 were pledged as collateral to cover open options contracts written.

Issuer	Puts/Calls	Number of Contracts	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)
DISH Network Corp., Class A	Call	105	72.50	20,156	12/2014	13,913

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	At September 30, 2014, securities valued at $678,090 were held to cover open call options written.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,368,148	155,310,987	(143,692,286)	20,986,849	7,113	20,986,849

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	70,129,806	—	—	70,129,806
Consumer Staples	2,015,139	—	—	2,015,139
Energy	45,731,862	—	—	45,731,862
Financials	154,838,996	—	—	154,838,996
Health Care	62,136,727	—	—	62,136,727
Industrials	38,657,360	—	—	38,657,360
Information Technology	58,970,489	—	—	58,970,489
Materials	28,125,276	—	—	28,125,276
Telecommunication Services	1,680,195	—	—	1,680,195
Utilities	57,966,548	—	—	57,966,548
Total Equity Securities	520,252,398	—	—	520,252,398
Mutual Funds
Money Market Funds	20,986,849	—	—	20,986,849
Total Mutual Funds	20,986,849	—	—	20,986,849
Investments in Securities	541,239,247	—	—	541,239,247
Derivatives
Liabilities
Options Contracts Written	(13,913)	—	—	(13,913)
Total	541,225,334	—	—	541,225,334

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – S&P 500 Index Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 11.5%
Auto Components 0.4%
BorgWarner, Inc.	3,629	$190,922
Delphi Automotive PLC	4,759	291,917
Goodyear Tire & Rubber Co. (The)	4,372	98,741
Johnson Controls, Inc.	10,583	465,652
Total		1,047,232
Automobiles 0.6%
Ford Motor Co.	61,622	911,390
General Motors Co.	21,415	683,995
Harley-Davidson, Inc.	3,455	201,081
Total		1,796,466
Distributors 0.1%
Genuine Parts Co.	2,430	213,135
Diversified Consumer Services —%
H&R Block, Inc.	4,370	135,514
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	7,157	287,497
Chipotle Mexican Grill, Inc. (a)	491	327,296
Darden Restaurants, Inc.	2,103	108,220
Marriott International, Inc., Class A	3,463	242,064
McDonald’s Corp.	15,599	1,478,941
Starbucks Corp.	11,937	900,766
Starwood Hotels & Resorts Worldwide, Inc.	3,027	251,877
Wyndham Worldwide Corp.	1,991	161,788
Wynn Resorts Ltd.	1,288	240,959
Yum! Brands, Inc.	6,987	502,924
Total		4,502,332
Household Durables 0.4%
D.R. Horton, Inc.	5,268	108,099
Garmin Ltd.	1,928	100,237
Harman International Industries, Inc.	1,082	106,079
Leggett & Platt, Inc.	2,180	76,125
Lennar Corp., Class A	2,825	109,695
Mohawk Industries, Inc. (a)	985	132,798
Newell Rubbermaid, Inc.	4,349	149,649
PulteGroup, Inc.	5,377	94,958
Whirlpool Corp.	1,238	180,315
Total		1,057,955
Internet & Catalog Retail 1.3%
Amazon.com, Inc. (a)	6,021	1,941,411
Expedia, Inc.	1,578	138,265

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Internet & Catalog Retail (continued)
Netflix, Inc. (a)	954	$430,426
Priceline Group, Inc. (The) (a)	835	967,414
TripAdvisor, Inc. (a)	1,771	161,905
Total		3,639,421
Leisure Products 0.1%
Hasbro, Inc.	1,825	100,366
Mattel, Inc.	5,367	164,498
Total		264,864
Media 3.4%
Cablevision Systems Corp., Class A	3,448	60,374
CBS Corp., Class B Non Voting	7,701	412,004
Comcast Corp., Class A	41,118	2,211,326
DIRECTV (a)	7,978	690,257
Discovery Communications, Inc., Class A (a)	2,349	88,792
Discovery Communications, Inc., Class C (a)	4,339	161,758
Gannett Co., Inc.	3,585	106,367
Interpublic Group of Companies, Inc. (The)	6,697	122,689
News Corp., Class A (a)	7,912	129,361
Omnicom Group, Inc.	3,990	274,751
Scripps Networks Interactive, Inc., Class A	1,649	128,770
Time Warner Cable, Inc.	4,426	635,087
Time Warner, Inc.	13,581	1,021,427
Twenty-First Century Fox, Inc., Class A	29,924	1,026,094
Viacom, Inc., Class B	6,047	465,256
Walt Disney Co. (The)	25,092	2,233,941
Total		9,768,254
Multiline Retail 0.7%
Dollar General Corp. (a)	4,820	294,550
Dollar Tree, Inc. (a)	3,268	183,237
Family Dollar Stores, Inc.	1,522	117,559
Kohl’s Corp.	3,251	198,408
Macy’s, Inc.	5,611	326,448
Nordstrom, Inc.	2,262	154,653
Target Corp.	10,067	631,000
Total		1,905,855
Specialty Retail 2.1%
AutoNation, Inc. (a)	1,245	62,636
AutoZone, Inc. (a)	517	263,494
Bed Bath & Beyond, Inc. (a)	3,211	211,380
Best Buy Co., Inc.	4,609	154,816
CarMax, Inc. (a)	3,484	161,832

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
GameStop Corp., Class A	1,791	$73,789
Gap, Inc. (The)	4,354	181,518
Home Depot, Inc. (The)	21,384	1,961,768
L Brands, Inc.	3,904	261,490
Lowe’s Companies, Inc.	15,685	830,050
O’Reilly Automotive, Inc. (a)	1,647	247,643
PetSmart, Inc.	1,580	110,742
Ross Stores, Inc.	3,335	252,059
Staples, Inc.	10,234	123,832
Tiffany & Co.	1,789	172,299
TJX Companies, Inc. (The)	11,008	651,344
Tractor Supply Co.	2,185	134,399
Urban Outfitters, Inc. (a)	1,622	59,528
Total		5,914,619
Textiles, Apparel & Luxury Goods 0.8%
Coach, Inc.	4,363	155,366
Fossil Group, Inc. (a)	742	69,674
Michael Kors Holdings Ltd. (a)	3,260	232,731
Nike, Inc., Class B	11,173	996,632
PVH Corp.	1,311	158,828
Ralph Lauren Corp.	966	159,129
Under Armour, Inc., Class A (a)	2,645	182,770
VF Corp.	5,481	361,910
Total		2,317,040
TOTAL CONSUMER DISCRETIONARY		32,562,687
CONSUMER STAPLES 9.4%
Beverages 2.1%
Brown-Forman Corp., Class B	2,512	226,633
Coca-Cola Co. (The)	62,712	2,675,294
Coca-Cola Enterprises, Inc.	3,587	159,119
Constellation Brands, Inc., Class A (a)	2,661	231,933
Dr. Pepper Snapple Group, Inc.	3,102	199,490
Molson Coors Brewing Co., Class B	2,530	188,333
Monster Beverage Corp. (a)	2,285	209,466
PepsiCo, Inc.	23,937	2,228,295
Total		6,118,563
Food & Staples Retailing 2.2%
Costco Wholesale Corp.	6,963	872,603
CVS Health Corp.	18,402	1,464,615
Kroger Co. (The)	7,770	404,040
Safeway, Inc.	3,663	125,641
SYSCO Corp.	9,320	353,694
Wal-Mart Stores, Inc.	25,088	1,918,479

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (continued)
Walgreen Co.	13,980	$828,595
Whole Foods Market, Inc.	5,741	218,790
Total		6,186,457
Food Products 1.6%
Archer-Daniels-Midland Co.	10,257	524,133
Campbell Soup Co.	2,843	121,481
ConAgra Foods, Inc.	6,711	221,731
General Mills, Inc.	9,729	490,828
Hershey Co. (The)	2,369	226,074
Hormel Foods Corp.	2,135	109,718
JM Smucker Co. (The)	1,617	160,067
Kellogg Co.	4,061	250,158
Keurig Green Mountain, Inc.	1,935	251,801
Kraft Foods Group, Inc.	9,436	532,190
McCormick & Co., Inc.	2,062	137,948
Mead Johnson Nutrition Co.	3,210	308,866
Mondelez International, Inc., Class A	26,784	917,754
Tyson Foods, Inc., Class A	4,654	183,228
Total		4,435,977
Household Products 1.9%
Clorox Co. (The)	2,049	196,786
Colgate-Palmolive Co.	13,641	889,666
Kimberly-Clark Corp.	5,943	639,288
Procter & Gamble Co. (The)	43,020	3,602,495
Total		5,328,235
Personal Products 0.1%
Avon Products, Inc.	6,904	86,991
Estee Lauder Companies, Inc. (The), Class A	3,575	267,124
Total		354,115
Tobacco 1.5%
Altria Group, Inc.	31,513	1,447,707
Lorillard, Inc.	5,719	342,625
Philip Morris International, Inc.	24,817	2,069,738
Reynolds American, Inc.	4,894	288,746
Total		4,148,816
TOTAL CONSUMER STAPLES		26,572,163
ENERGY 9.6%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	6,913	449,760
Cameron International Corp. (a)	3,226	214,142
Diamond Offshore Drilling, Inc.	1,067	36,566

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Ensco PLC, Class A	3,713	$153,384
FMC Technologies, Inc. (a)	3,733	202,739
Halliburton Co.	13,513	871,724
Helmerich & Payne, Inc.	1,721	168,434
Nabors Industries Ltd.	4,599	104,673
National Oilwell Varco, Inc.	6,833	519,991
Noble Corp. PLC	4,040	89,769
Schlumberger Ltd.	20,599	2,094,712
Transocean Ltd.	5,410	172,958
Total		5,078,852
Oil, Gas & Consumable Fuels 7.8%
Anadarko Petroleum Corp.	8,041	815,679
Apache Corp.	6,075	570,260
Cabot Oil & Gas Corp.	6,629	216,702
Chesapeake Energy Corp.	8,251	189,690
Chevron Corp.	30,168	3,599,646
Cimarex Energy Co.	1,385	175,244
ConocoPhillips	19,537	1,494,971
CONSOL Energy, Inc.	3,658	138,492
Denbury Resources, Inc.	5,599	84,153
Devon Energy Corp.	6,111	416,648
EOG Resources, Inc.	8,699	861,375
EQT Corp.	2,406	220,245
Exxon Mobil Corp.	67,754	6,372,264
Hess Corp.	4,157	392,088
Kinder Morgan, Inc.	10,454	400,806
Marathon Oil Corp.	10,715	402,777
Marathon Petroleum Corp.	4,501	381,100
Murphy Oil Corp.	2,654	151,039
Newfield Exploration Co. (a)	2,173	80,553
Noble Energy, Inc.	5,723	391,224
Occidental Petroleum Corp.	12,384	1,190,722
ONEOK, Inc.	3,304	216,577
Phillips 66	8,879	721,952
Pioneer Natural Resources Co.	2,272	447,516
QEP Resources, Inc.	2,633	81,044
Range Resources Corp.	2,679	181,663
Southwestern Energy Co. (a)	5,612	196,139
Spectra Energy Corp.	10,661	418,551
Tesoro Corp.	2,039	124,338
Valero Energy Corp.	8,387	388,067
Williams Companies, Inc. (The)	10,688	591,581
Total		21,913,106
TOTAL ENERGY		26,991,958

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 16.1%
Banks 6.0%
Bank of America Corp.	167,070	$2,848,543
BB&T Corp.	11,433	425,422
Citigroup, Inc.	48,169	2,496,118
Comerica, Inc.	2,875	143,347
Fifth Third Bancorp	13,256	265,385
Huntington Bancshares, Inc.	12,979	126,286
JPMorgan Chase & Co.	59,757	3,599,762
KeyCorp	13,930	185,687
M&T Bank Corp.	2,099	258,786
PNC Financial Services Group, Inc. (The)	8,586	734,790
Regions Financial Corp.	21,903	219,906
SunTrust Banks, Inc.	8,436	320,821
U.S. Bancorp	28,628	1,197,509
Wells Fargo & Co.	75,473	3,914,785
Zions Bancorporation	3,224	93,689
Total		16,830,836
Capital Markets 2.2%
Affiliated Managers Group, Inc. (a)	885	177,319
Ameriprise Financial, Inc. (b)	2,975	367,055
Bank of New York Mellon Corp. (The)	17,979	696,327
BlackRock, Inc.	2,005	658,282
Charles Schwab Corp. (The)	18,224	535,603
E*TRADE Financial Corp. (a)	4,586	103,598
Franklin Resources, Inc.	6,260	341,859
Goldman Sachs Group, Inc. (The)	6,509	1,194,857
Invesco Ltd.	6,874	271,385
Legg Mason, Inc.	1,618	82,777
Morgan Stanley	24,329	841,053
Northern Trust Corp.	3,519	239,397
State Street Corp.	6,731	495,469
T. Rowe Price Group, Inc.	4,177	327,477
Total		6,332,458
Consumer Finance 0.9%
American Express Co.	14,300	1,251,822
Capital One Financial Corp.	8,920	728,050
Discover Financial Services	7,338	472,494
Navient Corp.	6,665	118,037
Total		2,570,403
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B (a)	28,966	4,001,363
CME Group, Inc.	5,020	401,374
Intercontinental Exchange, Inc.	1,800	351,090
Leucadia National Corp.	5,036	120,058
McGraw Hill Financial, Inc.	4,303	363,389

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services (continued)
Moody’s Corp.	2,953	$279,059
NASDAQ OMX Group, Inc. (The)	1,879	79,707
Total		5,596,040
Insurance 2.7%
ACE Ltd.	5,333	559,272
Aflac, Inc.	7,196	419,167
Allstate Corp. (The)	6,888	422,717
American International Group, Inc.	22,669	1,224,579
Aon PLC	4,615	404,597
Assurant, Inc.	1,132	72,788
Chubb Corp. (The)	3,823	348,199
Cincinnati Financial Corp.	2,342	110,191
Genworth Financial, Inc., Class A (a)	7,889	103,346
Hartford Financial Services Group, Inc. (The)	7,114	264,997
Lincoln National Corp.	4,148	222,250
Loews Corp.	4,843	201,759
Marsh & McLennan Companies, Inc.	8,648	452,636
MetLife, Inc.	17,870	959,976
Principal Financial Group, Inc.	4,343	227,877
Progressive Corp. (The)	8,550	216,144
Prudential Financial, Inc.	7,307	642,578
Torchmark Corp.	2,073	108,563
Travelers Companies, Inc. (The)	5,387	506,055
Unum Group	4,046	139,101
XL Group PLC	4,217	139,878
Total		7,746,670
Real Estate Investment Trusts (REITs) 2.1%
American Tower Corp.	6,294	589,307
Apartment Investment & Management Co., Class A	2,319	73,791
AvalonBay Communities, Inc.	2,082	293,500
Boston Properties, Inc.	2,433	281,644
Crown Castle International Corp.	5,303	427,051
Equity Residential	5,747	353,900
Essex Property Trust, Inc.	1,010	180,538
General Growth Properties, Inc.	9,970	234,794
HCP, Inc.	7,289	289,446
Health Care REIT, Inc.	5,146	320,956
Host Hotels & Resorts, Inc.	12,027	256,536
Kimco Realty Corp.	6,530	143,072
Macerich Co. (The)	2,235	142,660
Plum Creek Timber Co., Inc.	2,816	109,852
ProLogis, Inc.	7,942	299,413
Public Storage	2,304	382,095

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	4,939	$812,070
Ventas, Inc.	4,678	289,802
Vornado Realty Trust	2,775	277,389
Weyerhaeuser Co.	8,393	267,401
Total		6,025,217
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A (a)	4,431	131,778
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	7,645	74,310
People’s United Financial, Inc.	4,928	71,308
Total		145,618
TOTAL FINANCIALS		45,379,020
HEALTH CARE 13.7%
Biotechnology 2.9%
Alexion Pharmaceuticals, Inc. (a)	3,142	521,007
Amgen, Inc.	12,068	1,695,071
Biogen Idec, Inc. (a)	3,750	1,240,538
Celgene Corp. (a)	12,700	1,203,706
Gilead Sciences, Inc. (a)	24,018	2,556,716
Regeneron Pharmaceuticals, Inc. (a)	1,170	421,808
Vertex Pharmaceuticals, Inc. (a)	3,785	425,093
Total		8,063,939
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	23,892	993,668
Baxter International, Inc.	8,604	617,509
Becton Dickinson and Co.	3,046	346,665
Boston Scientific Corp. (a)	21,060	248,719
CareFusion Corp. (a)	3,224	145,886
Covidien PLC	7,176	620,796
CR Bard, Inc.	1,188	169,539
DENTSPLY International, Inc.	2,251	102,646
Edwards Lifesciences Corp. (a)	1,687	172,327
Intuitive Surgical, Inc. (a)	573	264,623
Medtronic, Inc.	15,563	964,128
St. Jude Medical, Inc.	4,522	271,908
Stryker Corp.	4,754	383,885
Varian Medical Systems, Inc. (a)	1,642	131,557
Zimmer Holdings, Inc.	2,684	269,876
Total		5,703,732
Health Care Providers & Services 2.1%
Aetna, Inc.	5,634	456,354

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	3,386	$261,738
Cardinal Health, Inc.	5,348	400,672
CIGNA Corp.	4,192	380,173
DaVita HealthCare Partners, Inc. (a)	2,731	199,745
Express Scripts Holding Co. (a)	11,844	836,542
Humana, Inc.	2,452	319,471
Laboratory Corp. of America Holdings (a)	1,348	137,159
McKesson Corp.	3,680	716,386
Patterson Companies, Inc.	1,375	56,966
Quest Diagnostics, Inc.	2,294	139,200
Tenet Healthcare Corp. (a)	1,554	92,292
UnitedHealth Group, Inc.	15,437	1,331,441
Universal Health Services, Inc., Class B	1,450	151,525
WellPoint, Inc.	4,358	521,304
Total		6,000,968
Health Care Technology 0.1%
Cerner Corp. (a)	4,821	287,187
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	5,297	301,823
PerkinElmer, Inc.	1,796	78,306
Thermo Fisher Scientific, Inc.	6,339	771,456
Waters Corp. (a)	1,332	132,028
Total		1,283,613
Pharmaceuticals 6.1%
AbbVie, Inc.	25,289	1,460,692
Actavis PLC (a)	4,199	1,013,135
Allergan, Inc.	4,720	841,057
Bristol-Myers Squibb Co.	26,339	1,348,030
Eli Lilly & Co.	15,622	1,013,087
Hospira, Inc. (a)	2,680	139,440
Johnson & Johnson	44,808	4,776,085
Mallinckrodt PLC (a)	1,800	162,270
Merck & Co., Inc.	45,829	2,716,743
Mylan, Inc. (a)	5,941	270,256
Perrigo Co. PLC	2,126	319,304
Pfizer, Inc.	100,742	2,978,941
Zoetis, Inc.	7,965	294,307
Total		17,333,347
TOTAL HEALTH CARE		38,672,786

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.2%
Aerospace & Defense 2.6%
Boeing Co. (The)	10,647	$1,356,215
General Dynamics Corp.	5,044	641,042
Honeywell International, Inc.	12,434	1,157,854
L-3 Communications Holdings, Inc.	1,371	163,039
Lockheed Martin Corp.	4,288	783,761
Northrop Grumman Corp.	3,303	435,203
Precision Castparts Corp.	2,279	539,849
Raytheon Co.	4,938	501,800
Rockwell Collins, Inc.	2,145	168,382
Textron, Inc.	4,434	159,580
United Technologies Corp.	13,515	1,427,184
Total		7,333,909
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	2,340	155,189
Expeditors International of Washington, Inc.	3,099	125,757
FedEx Corp.	4,216	680,673
United Parcel Service, Inc., Class B	11,175	1,098,391
Total		2,060,010
Airlines 0.3%
Delta Air Lines, Inc.	13,395	484,229
Southwest Airlines Co.	10,885	367,587
Total		851,816
Building Products 0.1%
Allegion PLC	1,529	72,842
Masco Corp.	5,662	135,435
Total		208,277
Commercial Services & Supplies 0.5%
ADT Corp. (The)	2,764	98,012
Cintas Corp.	1,537	108,497
Iron Mountain, Inc.	2,731	89,167
Pitney Bowes, Inc.	3,221	80,493
Republic Services, Inc.	4,010	156,470
Stericycle, Inc. (a)	1,345	156,773
Tyco International Ltd.	7,044	313,951
Waste Management, Inc.	6,890	327,482
Total		1,330,845
Construction & Engineering 0.1%
Fluor Corp.	2,504	167,242
Jacobs Engineering Group, Inc. (a)	2,114	103,206
Quanta Services, Inc. (a)	3,443	124,946
Total		395,394

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.6%
AMETEK, Inc.	3,905	$196,070
Eaton Corp. PLC	7,561	479,141
Emerson Electric Co.	11,087	693,824
Rockwell Automation, Inc.	2,192	240,857
Total		1,609,892
Industrial Conglomerates 2.3%
3M Co.	10,293	1,458,312
Danaher Corp.	9,686	735,942
General Electric Co.	159,417	4,084,264
Roper Industries, Inc.	1,587	232,162
Total		6,510,680
Machinery 1.6%
Caterpillar, Inc.	9,975	987,824
Cummins, Inc.	2,715	358,326
Deere & Co.	5,694	466,851
Dover Corp.	2,645	212,473
Flowserve Corp.	2,171	153,099
Illinois Tool Works, Inc.	5,795	489,214
Ingersoll-Rand PLC	4,249	239,474
Joy Global, Inc.	1,560	85,082
PACCAR, Inc.	5,636	320,547
Pall Corp.	1,698	142,123
Parker-Hannifin Corp.	2,363	269,736
Pentair PLC	3,058	200,268
Snap-On, Inc.	921	111,515
Stanley Black & Decker, Inc.	2,482	220,377
Xylem, Inc.	2,900	102,921
Total		4,359,830
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	580	68,133
Equifax, Inc.	1,935	144,622
Nielsen NV	4,835	214,335
Robert Half International, Inc.	2,183	106,967
Total		534,057
Road & Rail 1.0%
CSX Corp.	15,880	509,113
Kansas City Southern	1,755	212,706
Norfolk Southern Corp.	4,918	548,849
Ryder System, Inc.	841	75,664
Union Pacific Corp.	14,257	1,545,744
Total		2,892,076
Trading Companies & Distributors 0.2%
Fastenal Co.	4,338	194,776

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
United Rentals, Inc. (a)	1,525	$169,428
WW Grainger, Inc.	965	242,842
Total		607,046
TOTAL INDUSTRIALS		28,693,832
INFORMATION TECHNOLOGY 19.4%
Communications Equipment 1.6%
Cisco Systems, Inc.	81,016	2,039,173
F5 Networks, Inc. (a)	1,179	139,994
Harris Corp.	1,667	110,689
Juniper Networks, Inc.	6,379	141,295
Motorola Solutions, Inc.	3,506	221,860
QUALCOMM, Inc.	26,628	1,990,975
Total		4,643,986
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	2,493	248,951
Corning, Inc.	20,511	396,682
FLIR Systems, Inc.	2,250	70,515
Jabil Circuit, Inc.	3,175	64,040
TE Connectivity Ltd.	6,500	359,385
Total		1,139,573
Internet Software & Services 3.4%
Akamai Technologies, Inc. (a)	2,832	169,354
eBay, Inc. (a)	17,943	1,016,112
Facebook, Inc., Class A (a)	30,980	2,448,659
Google, Inc., Class A (a)	4,516	2,657,259
Google, Inc., Class C (a)	4,511	2,604,471
VeriSign, Inc. (a)	1,788	98,555
Yahoo!, Inc. (a)	14,696	598,862
Total		9,593,272
IT Services 3.2%
Accenture PLC, Class A	10,027	815,396
Alliance Data Systems Corp. (a)	880	218,478
Automatic Data Processing, Inc.	7,640	634,731
Cognizant Technology Solutions Corp., Class A (a)	9,659	432,433
Computer Sciences Corp.	2,303	140,828
Fidelity National Information Services, Inc.	4,533	255,208
Fiserv, Inc. (a)	3,960	255,955
International Business Machines Corp.	14,738	2,797,715
MasterCard, Inc., Class A	15,640	1,156,109
Paychex, Inc.	5,191	229,442

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Teradata Corp. (a)	2,462	$103,207
Total System Services, Inc.	2,624	81,239
Visa, Inc., Class A	7,821	1,668,767
Western Union Co. (The)	8,417	135,009
Xerox Corp.	17,223	227,860
Total		9,152,377
Semiconductors & Semiconductor Equipment 2.4%
Altera Corp.	4,907	175,573
Analog Devices, Inc.	4,990	246,955
Applied Materials, Inc.	19,359	418,348
Avago Technologies Ltd.	4,000	348,000
Broadcom Corp., Class A	8,546	345,429
First Solar, Inc. (a)	1,196	78,709
Intel Corp.	78,660	2,738,941
KLA-Tencor Corp.	2,627	206,955
Lam Research Corp.	2,576	192,427
Linear Technology Corp.	3,790	168,238
Microchip Technology, Inc.	3,184	150,380
Micron Technology, Inc. (a)	17,011	582,797
NVIDIA Corp.	8,178	150,884
Texas Instruments, Inc.	16,961	808,870
Xilinx, Inc.	4,268	180,750
Total		6,793,256
Software 3.8%
Adobe Systems, Inc. (a)	7,508	519,478
Autodesk, Inc. (a)	3,608	198,801
CA, Inc.	5,093	142,298
Citrix Systems, Inc. (a)	2,614	186,483
Electronic Arts, Inc. (a)	4,965	176,804
Intuit, Inc.	4,508	395,126
Microsoft Corp.	130,910	6,068,987
Oracle Corp.	51,667	1,977,813
Red Hat, Inc. (a)	3,004	168,675
Salesforce.com, Inc. (a)	9,145	526,112
Symantec Corp.	10,971	257,928
Total		10,618,505
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. (c)	95,135	9,584,851
EMC Corp.	32,229	943,021
Hewlett-Packard Co.	29,650	1,051,685
NetApp, Inc.	5,074	217,979
SanDisk Corp.	3,564	349,094
Seagate Technology PLC	5,191	297,289

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	3,497	$340,328
Total		12,784,247
TOTAL INFORMATION TECHNOLOGY		54,725,216
MATERIALS 3.4%
Chemicals 2.5%
Air Products & Chemicals, Inc.	3,047	396,659
Airgas, Inc.	1,068	118,174
CF Industries Holdings, Inc.	787	219,746
Dow Chemical Co. (The)	17,834	935,215
Eastman Chemical Co.	2,370	191,709
Ecolab, Inc.	4,286	492,161
EI du Pont de Nemours & Co.	14,543	1,043,606
FMC Corp.	2,118	121,128
International Flavors & Fragrances, Inc.	1,287	123,398
LyondellBasell Industries NV, Class A	6,755	733,998
Monsanto Co.	8,335	937,771
Mosaic Co. (The)	5,062	224,804
PPG Industries, Inc.	2,191	431,057
Praxair, Inc.	4,642	598,818
Sherwin-Williams Co. (The)	1,321	289,286
Sigma-Aldrich Corp.	1,889	256,923
Total		7,114,453
Construction Materials 0.1%
Martin Marietta Materials, Inc.	980	126,361
Vulcan Materials Co.	2,082	125,399
Total		251,760
Containers & Packaging 0.2%
Avery Dennison Corp.	1,491	66,573
Ball Corp.	2,198	139,068
Bemis Co., Inc.	1,588	60,376
MeadWestvaco Corp.	2,676	109,555
Owens-Illinois, Inc. (a)	2,619	68,225
Sealed Air Corp.	3,367	117,441
Total		561,238
Metals & Mining 0.5%
Alcoa, Inc.	18,688	300,690
Allegheny Technologies, Inc.	1,725	63,997
Freeport-McMoRan, Inc.	16,509	539,019
Newmont Mining Corp.	7,924	182,648
Nucor Corp.	5,064	274,874
Total		1,361,228

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 0.1%
International Paper Co.	6,783	$323,820
TOTAL MATERIALS		9,612,499
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	82,393	2,903,530
CenturyLink, Inc.	9,058	370,382
Frontier Communications Corp.	15,921	103,646
Verizon Communications, Inc.	65,860	3,292,341
Windstream Holdings, Inc.	9,573	103,197
Total		6,773,096
TOTAL TELECOMMUNICATION SERVICES		6,773,096
UTILITIES 3.0%
Electric Utilities 1.7%
American Electric Power Co., Inc.	7,766	405,463
Duke Energy Corp.	11,236	840,116
Edison International	5,175	289,386
Entergy Corp.	2,855	220,777
Exelon Corp.	13,649	465,295
FirstEnergy Corp.	6,678	224,180
NextEra Energy, Inc.	6,933	650,870
Northeast Utilities	5,020	222,386
Pepco Holdings, Inc.	3,989	106,746
Pinnacle West Capital Corp.	1,752	95,729
PPL Corp.	10,555	346,626
Southern Co. (The)	14,229	621,096
Xcel Energy, Inc.	8,028	244,051
Total		4,732,721
Gas Utilities —%
AGL Resources, Inc.	1,898	97,443

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	10,573	$149,925
NRG Energy, Inc.	5,367	163,586
Total		313,511
Multi-Utilities 1.2%
Ameren Corp.	3,857	147,839
CenterPoint Energy, Inc.	6,829	167,105
CMS Energy Corp.	4,371	129,644
Consolidated Edison, Inc.	4,653	263,639
Dominion Resources, Inc.	9,259	639,704
DTE Energy Co.	2,811	213,861
Integrys Energy Group, Inc.	1,271	82,386
NiSource, Inc.	5,009	205,269
PG&E Corp.	7,491	337,395
Public Service Enterprise Group, Inc.	8,038	299,335
SCANA Corp.	2,258	112,019
Sempra Energy	3,673	387,061
TECO Energy, Inc.	3,707	64,428
Wisconsin Energy Corp.	3,582	154,026
Total		3,203,711
TOTAL UTILITIES		8,347,386
Total Common Stocks (Cost: $158,509,062)		$278,330,643

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.093% (b)(d)	4,057,912	$4,057,912
Total Money Market Funds (Cost: $4,057,912)		$4,057,912
Total Investments (Cost: $162,566,974)		$282,388,555(e)
Other Assets & Liabilities, Net		(188,832)
Net Assets		$282,199,723

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $322,400 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500	9	USD	4,422,375	12/2014	—	(21,856)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	96,828	—	(16,611)	12,817	93,034	5,146	367,055
Columbia Short-Term Cash Fund	5,558,274	17,790,829	(19,291,191)	—	4,057,912	3,024	4,057,912
Total	5,655,102	17,790,829	(19,307,802)	12,817	4,150,946	8,170	4,424,967

(c)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	32,562,687	—	—	32,562,687
Consumer Staples	26,572,163	—	—	26,572,163
Energy	26,991,958	—	—	26,991,958
Financials	45,379,020	—	—	45,379,020
Health Care	38,672,786	—	—	38,672,786
Industrials	28,693,832	—	—	28,693,832
Information Technology	54,725,216	—	—	54,725,216
Materials	9,612,499	—	—	9,612,499
Telecommunication Services	6,773,096	—	—	6,773,096
Utilities	8,347,386	—	—	8,347,386
Total Equity Securities	278,330,643	—	—	278,330,643
Mutual Funds
Money Market Funds	4,057,912	—	—	4,057,912
Total Mutual Funds	4,057,912	—	—	4,057,912
Investments in Securities	282,388,555	—	—	282,388,555
Derivatives
Liabilities
Futures Contracts	(21,856)	—	—	(21,856)
Total	282,366,699	—	—	282,366,699

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Variable Portfolio – Select Large-Cap Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.6%
CONSUMER DISCRETIONARY 7.6%
Multiline Retail 2.2%
Nordstrom, Inc.	325,000	$22,220,250
Specialty Retail 5.4%
Gap, Inc. (The)	625,000	26,056,250
Lowe’s Companies, Inc.	550,000	29,106,000
Total		55,162,250
TOTAL CONSUMER DISCRETIONARY		77,382,500
CONSUMER STAPLES 9.9%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	103,100	12,920,492
Food Products 3.7%
Tyson Foods, Inc., Class A	950,000	37,401,500
Tobacco 4.9%
Altria Group, Inc.	605,059	27,796,410
Philip Morris International, Inc.	265,000	22,101,000
Total		49,897,410
TOTAL CONSUMER STAPLES		100,219,402
ENERGY 15.1%
Oil, Gas & Consumable Fuels 15.1%
Anadarko Petroleum Corp.	320,000	32,460,800
Chevron Corp.	123,000	14,676,360
ConocoPhillips	250,000	19,130,000
Marathon Oil Corp.	497,000	18,682,230
Marathon Petroleum Corp.	294,000	24,892,980
Valero Energy Corp.	473,658	21,916,156
Williams Companies, Inc. (The)	390,000	21,586,500
Total		153,345,026
TOTAL ENERGY		153,345,026
FINANCIALS 25.0%
Banks 13.7%
Bank of America Corp.	2,055,766	35,050,810
Citigroup, Inc.	700,000	36,274,000
JPMorgan Chase & Co.	580,000	34,939,200
Wells Fargo & Co.	635,000	32,937,450
Total		139,201,460
Capital Markets 3.5%
Morgan Stanley	1,020,400	35,275,228

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 7.8%
MetLife, Inc.	500,000	$26,860,000
Prudential Financial, Inc.	275,000	24,183,500
Unum Group	800,000	27,504,000
Total		78,547,500
TOTAL FINANCIALS		253,024,188
HEALTH CARE 7.3%
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	232,000	16,650,640
Health Care Providers & Services 3.0%
Humana, Inc.	235,000	30,618,150
Pharmaceuticals 2.6%
Bristol-Myers Squibb Co.	520,000	26,613,600
TOTAL HEALTH CARE		73,882,390
INDUSTRIALS 10.3%
Aerospace & Defense 6.0%
General Dynamics Corp.	171,000	21,732,390
Honeywell International, Inc.	225,000	20,952,000
United Technologies Corp.	175,000	18,480,000
Total		61,164,390
Road & Rail 4.3%
CSX Corp.	750,000	24,045,000
Union Pacific Corp.	180,000	19,515,600
Total		43,560,600
TOTAL INDUSTRIALS		104,724,990
INFORMATION TECHNOLOGY 8.6%
Communications Equipment 2.2%
Juniper Networks, Inc.	1,013,500	22,449,025
IT Services 2.9%
Teradata Corp. (a)	700,000	29,344,000
Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	1,650,000	35,656,500
TOTAL INFORMATION TECHNOLOGY		87,449,525

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 5.9%
Chemicals 3.0%
EI du Pont de Nemours & Co.	425,000	$30,498,000
Metals & Mining 2.9%
Freeport-McMoRan, Inc.	900,000	29,385,000
TOTAL MATERIALS		59,883,000
TELECOMMUNICATION SERVICES 4.1%
Diversified Telecommunication Services 4.1%
Verizon Communications, Inc.	825,000	41,241,750
TOTAL TELECOMMUNICATION SERVICES		41,241,750

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 2.8%
Independent Power and Renewable Electricity Producers 2.8%
AES Corp. (The)	2,000,000	$28,360,000
TOTAL UTILITIES		28,360,000
Total Common Stocks (Cost: $682,037,417)		$979,512,771

	Shares	Value

Money Market Funds 3.4%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	34,223,964	$34,223,964
Total Money Market Funds (Cost: $34,223,964)		$34,223,964
Total Investments (Cost: $716,261,381)		$1,013,736,735(d)
Other Assets & Liabilities, Net		269,198
Net Assets		$1,014,005,933

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,385,432	137,612,287	(106,773,755)	34,223,964	16,726	34,223,964

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	77,382,500	—	—	77,382,500
Consumer Staples	100,219,402	—	—	100,219,402
Energy	153,345,026	—	—	153,345,026
Financials	253,024,188	—	—	253,024,188
Health Care	73,882,390	—	—	73,882,390
Industrials	104,724,990	—	—	104,724,990
Information Technology	87,449,525	—	—	87,449,525
Materials	59,883,000	—	—	59,883,000
Telecommunication Services	41,241,750	—	—	41,241,750
Utilities	28,360,000	—	—	28,360,000
Total Equity Securities	979,512,771	—	—	979,512,771
Mutual Funds
Money Market Funds	34,223,964	—	—	34,223,964
Total Mutual Funds	34,223,964	—	—	34,223,964
Total	1,013,736,735	—	—	1,013,736,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Select Smaller-Cap Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 15.8%
Auto Components 2.5%
American Axle & Manufacturing Holdings, Inc. (a)	200,000	$3,354,000
Motorcar Parts of America, Inc. (a)	35,971	978,771
Total		4,332,771
Diversified Consumer Services 2.1%
Sotheby’s	100,000	3,572,000
Hotels, Restaurants & Leisure 2.5%
Texas Roadhouse, Inc.	155,000	4,315,200
Household Durables 3.0%
Beazer Homes USA, Inc. (a)	100,000	1,678,000
Lennar Corp., Class A	93,500	3,630,605
Total		5,308,605
Specialty Retail 2.3%
Vitamin Shoppe, Inc. (a)	90,000	3,995,100
Textiles, Apparel & Luxury Goods 3.4%
Hanesbrands, Inc.	55,000	5,909,200
TOTAL CONSUMER DISCRETIONARY		27,432,876
CONSUMER STAPLES 4.9%
Food Products 3.0%
Dean Foods Co.	117,000	1,550,250
WhiteWave Foods Co. (The), Class A (a)	100,000	3,633,000
Total		5,183,250
Personal Products 1.9%
Herbalife Ltd.	75,000	3,281,250
TOTAL CONSUMER STAPLES		8,464,500
ENERGY 8.5%
Energy Equipment & Services 6.3%
Exterran Holdings, Inc.	80,000	3,544,800
Superior Energy Services, Inc.	118,700	3,901,669
Tetra Technologies, Inc. (a)	325,000	3,516,500
Total		10,962,969
Oil, Gas & Consumable Fuels 2.2%
Oasis Petroleum, Inc. (a)	90,000	3,762,900
TOTAL ENERGY		14,725,869

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 13.8%
Insurance 10.4%
Endurance Specialty Holdings Ltd.	105,000	$5,793,900
Hanover Insurance Group, Inc. (The)	82,500	5,067,150
Lincoln National Corp.	75,000	4,018,500
Meadowbrook Insurance Group, Inc.	550,000	3,217,500
Total		18,097,050
Real Estate Investment Trusts (REITs) 1.4%
Gaming and Leisure Properties, Inc.	78,587	2,428,338
Thrifts & Mortgage Finance 2.0%
Ladder Capital Corp., Class A (a)	183,244	3,463,312
TOTAL FINANCIALS		23,988,700
HEALTH CARE 14.9%
Health Care Equipment & Supplies 3.0%
Analogic Corp.	32,800	2,097,888
Sirona Dental Systems, Inc. (a)	40,000	3,067,200
Total		5,165,088
Health Care Providers & Services 5.2%
PharMerica Corp. (a)	175,000	4,275,250
WellCare Health Plans, Inc. (a)	80,000	4,827,200
Total		9,102,450
Life Sciences Tools & Services 1.6%
Bruker Corp. (a)	150,000	2,777,250
Pharmaceuticals 5.1%
Impax Laboratories, Inc. (a)	180,164	4,271,688
Salix Pharmaceuticals Ltd. (a)	30,000	4,687,200
Total		8,958,888
TOTAL HEALTH CARE		26,003,676
INDUSTRIALS 18.0%
Aerospace & Defense 1.5%
Cubic Corp.	57,500	2,691,000
Airlines 3.2%
United Continental Holdings, Inc. (a)	120,500	5,638,195
Building Products 1.6%
Armstrong World Industries, Inc. (a)	50,000	2,800,000

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies 2.8%
Waste Connections, Inc.	100,000	$4,852,000
Electrical Equipment 2.2%
EnerSys	65,000	3,811,600
Machinery 3.4%
Mueller Industries, Inc.	125,000	3,567,500
Wabash National Corp. (a)	180,000	2,397,600
Total		5,965,100
Road & Rail 3.3%
Swift Transportation Co. (a)	270,000	5,664,600
TOTAL INDUSTRIALS		31,422,495
INFORMATION TECHNOLOGY 14.8%
Communications Equipment 6.6%
Calix, Inc. (a)	303,246	2,902,064
Extreme Networks, Inc. (a)	923,505	4,423,589
JDS Uniphase Corp. (a)	325,000	4,160,000
Total		11,485,653
Electronic Equipment, Instruments & Components 2.5%
Belden, Inc.	69,155	4,427,303
IT Services 2.6%
CACI International, Inc., Class A (a)	46,459	3,311,133
EPAM Systems, Inc. (a)	27,872	1,220,515
Total		4,531,648
Software 3.1%
Allot Communications Ltd. (a)	165,000	1,884,300
BroadSoft, Inc. (a)	165,000	3,471,600
Total		5,355,900
TOTAL INFORMATION TECHNOLOGY		25,800,504

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.5%
Chemicals 2.1%
Minerals Technologies, Inc.	60,000	$3,702,600
Containers & Packaging 1.4%
Owens-Illinois, Inc. (a)	90,000	2,344,500
TOTAL MATERIALS		6,047,100
TELECOMMUNICATION SERVICES 4.3%
Diversified Telecommunication Services 1.4%
Globalstar, Inc. PIK (a)	700,000	2,562,000
Wireless Telecommunication Services 2.9%
Telephone & Data Systems, Inc.	209,000	5,007,640
TOTAL TELECOMMUNICATION SERVICES		7,569,640
Total Common Stocks (Cost: $109,623,237)		$171,455,360

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	2,327,795	$2,327,795
Total Money Market Funds (Cost: $2,327,795)		$2,327,795
Total Investments (Cost: $111,951,032)		$173,783,155(d)
Other Assets & Liabilities, Net		384,404
Net Assets		$174,167,559

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	612,985	34,207,313	(32,492,503)	2,327,795	846	2,327,795

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27,432,876	—	—	27,432,876
Consumer Staples	8,464,500	—	—	8,464,500
Energy	14,725,869	—	—	14,725,869
Financials	23,988,700	—	—	23,988,700
Health Care	26,003,676	—	—	26,003,676
Industrials	31,422,495	—	—	31,422,495
Information Technology	25,800,504	—	—	25,800,504
Materials	6,047,100	—	—	6,047,100
Telecommunication Services	7,569,640	—	—	7,569,640
Total Equity Securities	171,455,360	—	—	171,455,360
Mutual Funds
Money Market Funds	2,327,795	—	—	2,327,795
Total Mutual Funds	2,327,795	—	—	2,327,795
Total	173,783,155	—	—	173,783,155

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Seligman Global Technology Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
BERMUDA 0.6%
Travelport Worldwide Ltd. (a)	43,087	$709,212
CANADA 0.9%
Kinaxis, Inc. (a)	73,223	1,042,167
CHINA 1.1%
JA Solar Holdings Co., Ltd., ADR (a)	11,900	110,075
Montage Technology Group Ltd. (a)	53,024	1,107,672
Total		1,217,747
GERMANY 0.6%
Zalando SE (a)(b)	23,946	650,268
INDIA 0.4%
WNS Holdings Ltd., ADR (a)	21,451	482,862
IRELAND 0.8%
King Digital Entertainment PLC	74,238	942,823
ISRAEL 4.9%
Check Point Software Technologies Ltd. (a)	73,726	5,104,788
Tower Semiconductor Ltd. (a)	52,600	534,942
Total		5,639,730
JAPAN 1.2%
Japan Display, Inc. (a)	145,400	700,801
Nidec Corp.	9,700	655,498
Total		1,356,299
NETHERLANDS 3.6%
ASM International NV	33,600	1,220,066
AVG Technologies NV (a)	82,300	1,364,534
NXP Semiconductor NV (a)	22,524	1,541,317
Total		4,125,917
SINGAPORE 0.8%
Avago Technologies Ltd.	11,144	969,528
UNITED STATES 83.8%
Activision Blizzard, Inc.	47,227	981,849
Advanced Energy Industries, Inc. (a)	99,084	1,861,788
Advanced Micro Devices, Inc. (a)	285,373	973,122
Apple, Inc.	52,100	5,249,075
Arris Group, Inc. (a)	5,300	150,282
Arrow Electronics, Inc. (a)	7,287	403,335

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Aruba Networks, Inc. (a)	12,700	$274,066
Audience, Inc. (a)	106,876	790,882
Avnet, Inc.	6,600	273,900
Broadcom Corp., Class A	126,300	5,105,046
Brocade Communications Systems, Inc.	34,300	372,841
CDW Corp.	10,700	332,235
Cisco Systems, Inc.	55,300	1,391,901
Citrix Systems, Inc. (a)	12,200	870,348
Computer Sciences Corp.	10,600	648,190
Cornerstone OnDemand, Inc. (a)	8,200	282,162
DIRECTV (a)	17,200	1,488,144
Electronics for Imaging, Inc. (a)	42,142	1,861,412
EMC Corp.	42,600	1,246,476
F5 Networks, Inc. (a)	2,700	320,598
Fortinet, Inc. (a)	15,800	399,187
GameStop Corp., Class A	9,300	383,160
Google, Inc., Class A (a)	5,300	3,118,573
Google, Inc., Class C (a)	5,300	3,060,008
Hewlett-Packard Co.	18,300	649,101
HomeAway, Inc. (a)	4,900	173,950
Lam Research Corp.	125,800	9,397,260
Lattice Semiconductor Corp. (a)	179,975	1,349,812
Marvell Technology Group Ltd.	310,582	4,186,645
Mattson Technology, Inc. (a)	75,489	186,458
Maxim Integrated Products, Inc.	56,700	1,714,608
Microsemi Corp. (a)	89,563	2,275,796
Microsoft Corp.	59,200	2,744,512
NetApp, Inc.	76,984	3,307,233
Nuance Communications, Inc. (a)	82,200	1,267,113
Pitney Bowes, Inc.	18,800	469,812
PTC, Inc. (a)	6,653	245,496
Red Hat, Inc. (a)	15,200	853,480
Riverbed Technology, Inc. (a)	7,400	137,233
Rovi Corp. (a)	7,800	154,011
Sabre Corp.	49,746	891,200
Salesforce.com, Inc. (a)	21,205	1,219,924
Seagate Technology PLC	12,700	727,329
Skyworks Solutions, Inc.	76,941	4,466,425
SolarWinds, Inc. (a)	22,400	941,920
Spansion, Inc., Class A (a)	68,500	1,561,115
Synaptics, Inc. (a)	64,598	4,728,574
Synopsys, Inc. (a)	222,041	8,813,917
Teradyne, Inc.	250,648	4,860,065
Trimble Navigation Ltd. (a)	9,700	295,850
TriQuint Semiconductor, Inc. (a)	44,461	847,871
Vantiv, Inc., Class A (a)	19,100	590,190
Verint Systems, Inc. (a)	33,601	1,868,552

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Visa, Inc., Class A	4,600	$981,502
VMware, Inc., Class A (a)	11,029	1,034,961
Xilinx, Inc.	30,400	1,287,440
Total		96,067,935
Total Common Stocks (Cost: $93,597,049)		$113,204,488

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	2,418,616	$2,418,616
Total Money Market Funds (Cost: $2,418,616)		$2,418,616
Total Investments (Cost: $96,015,665) (e)		$115,623,104(f)
Other Assets & Liabilities, Net		(936,103)
Net Assets		$114,687,001

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $650,268 or 0.57% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,962,604	35,713,612	(39,257,600)	2,418,616	2,002	2,418,616

(e)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $96,016,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$22,607,000
Unrealized Depreciation	(3,000,000)
Net Unrealized Appreciation	$19,607,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,754,466	650,268	—	3,404,734
Industrials	469,812	655,499	—	1,125,311
Information Technology	106,753,576	1,920,867	—	108,674,443
Total Equity Securities	109,977,854	3,226,634	—	113,204,488
Mutual Funds
Money Market Funds	2,418,616	—	—	2,418,616
Total Mutual Funds	2,418,616	—	—	2,418,616
Total	112,396,470	3,226,634	—	115,623,104

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – U.S. Government Mortgage Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 88.8%

Federal Home Loan Mortgage Corp. (a)
11/01/42	3.000%	$22,684,060	$22,533,352
06/01/21- 02/01/43	3.500%	88,396,143	90,581,323
03/01/41- 07/01/42	4.000%	27,577,742	29,074,659
07/01/39- 08/01/41	4.500%	19,551,103	21,274,492
10/01/23- 10/01/40	5.000%	27,203,204	29,896,070
08/01/17- 09/01/19	5.500%	254,711	272,367
03/01/18- 09/01/37	6.000%	165,149	181,080
04/01/17	6.500%	108,337	113,173
06/01/16	7.000%	501	512
Federal Home Loan Mortgage Corp. (a)(b)
01/01/37	2.240%	275,463	293,096
09/01/37	2.423%	317,228	342,073
CMO Series 4119 Class SP
10/15/42	2.484%	3,669,768	2,969,033
Federal Home Loan Mortgage Corp. (a)(b)(c)
CMO IO STRIPS Series 280 Class S1
09/15/42	5.846%	41,628,909	9,217,326
CMO IO Series 264 Class S1
07/15/42	5.796%	22,130,250	5,170,537
CMO IO Series 311 Class S1
08/15/43	5.796%	51,017,670	11,481,428
CMO IO Series 318 Class S1
11/15/43	5.796%	23,067,374	5,207,559
CMO IO Series 336 Class 30
08/15/44	5.896%	14,943,058	3,627,241
CMO IO Series 3453 Class W
12/15/32	7.245%	1,199,337	253,828
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,223,540	39,053
CMO IO Series 4068 Class GI
09/15/36	1.928%	16,574,536	1,171,692
CMO IO Series 4083 Class CS
12/15/38	6.496%	13,941,323	2,591,058
CMO IO Series 4094 Class SY
08/15/42	5.926%	13,393,213	2,622,011
CMO IO Series 4174 Class SB
05/15/39	6.046%	21,859,020	3,918,806
CMO IO Series 4223 Class DS
12/15/38	5.946%	6,915,253	1,236,220
CMO IO Series 4286 Class NS
12/15/43	5.746%	8,818,287	2,034,695
CMO IO Series AS Class 4183
04/15/39	5.996%	10,280,635	1,861,626
CMO IO Series ES Class 4175
06/15/38	5.996%	11,318,973	1,962,396
Federal Home Loan Mortgage Corp. (a)(c)
CMO IO Series 266 Class IO
07/15/42	4.000%	12,588,159	3,785,691
CMO IO Series 267 Class IO
08/15/42	4.000%	10,958,917	3,105,861

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 304 Class C69
12/15/42	4.000%	$16,167,095	$4,084,594
CMO IO Series 329 Class C5
06/15/43	3.500%	13,690,176	3,083,187
CMO IO Series 4098 Class AI
05/15/39	3.500%	15,892,358	2,802,923
CMO IO Series 4120 Class AI
11/15/39	3.500%	8,861,859	1,265,640
CMO IO Series 4121 Class IA
01/15/41	3.500%	8,054,812	1,681,045
CMO IO Series 4121 Class MI
10/15/42	4.000%	10,075,977	2,637,283
CMO IO Series 4122 Class JI
12/15/40	4.000%	12,659,970	2,467,988
CMO IO Series 4139 Class CI
05/15/42	3.500%	5,136,127	880,709
CMO IO Series 4147 Class CI
01/15/41	3.500%	18,420,767	3,112,502
CMO IO Series 4148 Class BI
02/15/41	4.000%	6,825,411	1,316,852
CMO IO Series 4177 Class IY
03/15/43	4.000%	22,426,737	5,355,025
CMO IO Series 4213 Class DI
06/15/38	3.500%	22,460,281	3,427,039
Federal Home Loan Mortgage Corp. (a)(c)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	2,923	—
Federal National Mortgage Association (a)
03/01/27- 03/01/28	2.500%	41,948,703	42,438,415
05/01/27- 05/01/43	3.000%	147,039,304	148,144,970
03/01/27- 09/01/44	3.500%	129,022,384	132,914,739
11/01/41- 07/01/44	4.000%	183,455,535	194,269,479
07/01/39- 10/01/41	4.500%	85,008,943	92,592,371
07/01/15- 12/01/37	5.000%	35,923,273	39,691,585
11/01/16- 11/01/37	5.500%	22,721,428	25,142,875
01/01/17- 04/01/33	6.000%	596,379	628,318
03/01/15- 06/01/17	7.000%	28,211	29,563
CMO Series 1988-4 Class Z
03/25/18	9.250%	5,261	5,678
Federal National Mortgage Association (a)(b)
02/01/33	1.758%	85,962	89,406
07/01/33	1.788%	4,267	4,375
12/01/33	2.152%	17,925	18,903
06/01/34	2.212%	280,681	301,830
07/01/36	2.407%	114,539	117,865
CMO Series 2003-W11 Class A1
06/25/33	3.270%	3,623	3,608
Federal National Mortgage Association (a)(b)(c)
CMO IO Series 2003-117 Class KS
08/25/33	6.946%	3,138,542	311,145

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2006-5 Class N1
08/25/34	1.917%	$12,523,640	$543,739
CMO IO Series 2006-5 Class N2
02/25/35	1.966%	13,974,867	859,410
CMO IO Series 2012-80 Class DS
06/25/39	6.496%	6,226,249	1,250,080
CMO IO Series 2012-87 Class BS
03/25/39	5.896%	24,007,749	4,009,280
CMO IO Series 2012-97 Class SB
09/25/42	5.846%	9,561,416	1,985,676
CMO IO Series 2012-99 Class QS
09/25/42	6.446%	12,863,793	3,378,193
CMO IO Series 2012-99 Class SL
09/25/42	6.466%	20,801,513	4,132,851
CMO IO Series 2013-124 Class SB
12/25/43	5.796%	12,584,632	3,008,343
CMO IO Series 2013-13 Class SA
03/25/43	5.996%	16,380,493	3,622,084
CMO IO Series 2013-BS Class 54
06/25/43	5.996%	9,353,717	2,360,633
Federal National Mortgage Association (a)(c)
CMO IO STRIPS Series 417 Class C5
02/25/43	3.500%	12,015,197	2,703,421
CMO IO Series 2012-118 Class BI
12/25/39	3.500%	27,795,271	4,764,815
CMO IO Series 2012-121 Class GI
08/25/39	3.500%	17,742,020	2,696,464
CMO IO Series 2012-129 Class IC
01/25/41	3.500%	12,909,160	1,984,414
CMO IO Series 2012-133 Class EI
07/25/31	3.500%	5,509,361	866,626
CMO IO Series 2012-134 Class AI
07/25/40	3.500%	21,539,882	4,022,599
CMO IO Series 2012-144 Class HI
07/25/42	3.500%	4,609,561	763,417
CMO IO Series 2012-40 Class IP
09/25/40	4.000%	23,742,652	3,599,177
CMO IO Series 2012-96 Class CI
04/25/39	3.500%	11,973,015	1,859,985
CMO IO Series 2013-1 Class AI
02/25/43	3.500%	4,827,601	988,692
CMO IO Series 2013-1 Class BI
02/25/40	3.500%	15,744,568	2,584,154
CMO IO Series 2013-10 Class AI
11/25/41	3.500%	20,553,292	3,239,637
CMO IO Series 2013-16 Class IO
01/25/40	3.500%	12,849,936	2,558,851
CMO IO Series 2013-41 Class IY
05/25/40	3.500%	29,376,599	4,797,774
CMO IO Series 2013-6 Class MI
02/25/40	3.500%	14,720,798	2,162,884
Federal National Mortgage Association (a)(e)
10/20/29- 10/14/44	3.000%	153,500,000	152,887,182
10/20/29- 10/14/44	3.500%	182,642,906	189,464,734
10/14/44	4.000%	41,000,000	43,206,312
10/14/44	4.500%	112,000,000	120,837,494

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

10/14/44	5.000%	$25,000,000	$27,583,592
Federal National Mortgage Association (a)(f)
05/01/39	4.500%	9,704,914	10,644,281
Government National Mortgage Association (a)
07/15/40- 07/20/41	4.500%	38,795,141	42,224,027
08/20/40	5.000%	14,645,966	16,299,542
05/15/16- 11/20/41	6.000%	16,604,032	18,965,659
03/15/18	7.000%	175,349	185,207
Government National Mortgage Association (a)(c)
CMO IO Series 2012-121 Class PI
09/16/42	4.500%	7,989,851	1,495,487
CMO IO Series 2012-129 Class AI
08/20/37	3.000%	11,115,057	1,468,702

Total Residential Mortgage-Backed Securities - Agency (Cost: $1,666,605,601)			$1,655,643,588

Residential Mortgage-Backed Securities - Non-Agency 15.5%

ASG Resecuritization Trust (a)(b)(g)
CMO Series 2013-2 Class 1A60
12/28/35	2.380%	3,713,497	3,681,266
CMO Series 2013-2 Class 2A70
11/28/35	2.308%	2,861,163	2,780,591
American Mortgage Trust Series 2093-3 Class 3A (a)(b)(h)(i)
07/27/23	8.188%	958	581
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A (a)(g)
05/25/47	4.000%	9,018,518	9,338,874
BCAP LLC Trust (a)(b)(g)
07/26/36	2.612%	3,492,403	3,503,823
CMO Series 2010-RR12 Class 3A7
08/26/37	5.000%	4,025,541	4,139,581
CMO Series 2010-RR13 Class 1A1
06/27/37	2.449%	7,989,373	7,838,973
CMO Series 2012-RR11 Class 3A2
04/26/36	4.000%	8,613,059	8,799,282
CMO Series 2012-RR11 Class 4A2
03/26/37	4.000%	7,460,478	7,584,374
CMO Series 2012-RR11 Class 9A2
07/26/37	4.000%	6,826,272	6,916,372
CMO Series 2012-RR12 Class 3A2
06/26/37	4.000%	10,465,821	10,398,386
CMO Series 2013-RR3 Class 6A5
03/26/36	2.469%	8,499,864	8,310,062
CMO Series 2013-RR4 Class 2A1
05/26/47	2.926%	7,521,539	7,546,661
CMO Series 2013-RR5 Class 4A1
09/26/36	3.000%	3,131,688	3,107,415
Series 2012-RR10 Class 2A1
09/26/36	2.618%	4,757,414	4,806,259
Series 2013-RR1 Class 10A1
10/26/36	3.000%	5,572,069	5,606,003

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A (a)(b)(g)
01/28/33	2.981%	$1,199,755	$1,202,154
CAM Mortgage Trust CMO Series 2014-2 Class A (a)(b)(g)
05/15/48	2.600%	2,307,021	2,306,915
Citigroup Mortgage Loan Trust, Inc. (a)(b)(g)
CMO Series 2010-7 Class 3A4
12/25/35	6.084%	300,000	299,889
CMO Series 2012-7 Class 12A1
03/25/36	2.615%	5,393,991	5,444,112
CMO Series 2013-2 Class 1A1
11/25/37	4.371%	3,673,985	3,716,045
CMO Series 2013-5 Class 3A1
08/25/37	2.564%	6,881,519	6,953,142
CMO Series 2013-7 Class 1A2
10/25/35	4.000%	3,863,873	3,753,604
CMO Series 2014-2 Class 2A3
04/25/36	4.750%	6,266,448	6,407,443
CMO Series 2014-A Class B2
01/25/35	5.436%	3,301,484	3,410,734
Citigroup Mortgage Loan Trust, Inc. (a)(g)
CMO Series 2013-6 Class 3A1
12/25/35	3.000%	9,603,501	9,290,841
Comfed Savings Bank CMO Series 1987-1 Class A (a)(b)(h)
01/25/18	3.053%	1,963	2,005
Credit Suisse Mortgage Capital Certificates (a)(b)
CMO Series 2012-6R Class 1A1
11/26/37	4.371%	2,576,174	2,566,682
Credit Suisse Mortgage Capital Certificates (a)(b)(g)
04/27/37	5.680%	3,310,668	3,457,284
CMO Series 2013-7R Class 3A1
02/26/35	2.884%	6,952,118	6,757,681
Series 2014-2R Class 17A1
04/27/37	2.500%	2,137,881	2,134,568
Credit Suisse Mortgage Capital Certificates (a)(g)
CMO Series 2010-9R Class 10A5
04/27/37	4.000%	6,685,000	6,713,244
CMO Series 2010-9R Class 7A5
05/27/37	4.000%	8,722,000	8,748,053
Credit Suisse Securities (USA) LLC (a)(b)(g)
02/25/54	3.064%	12,908,092	12,879,681
Credit Suisse Securities (USA) LLC (a)(g)
CMO Series 2014-5R Class 8A1
11/27/37	2.625%	6,604,714	6,364,630
CMO Series 2014-RPL1 Class A3
02/25/54	3.958%	5,650,000	5,639,316
GCAT Series 2013-RP1 Class A1 (a)(b)(g)
06/25/18	3.500%	15,230,726	15,297,322
GS Mortgage Securities Corp. Resecuritization Trust CMO Series 2013-1R Class A (a)(b)(g)
11/26/36	0.316%	4,039,680	3,789,712

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Jefferies Resecuritization Trust Series 2014-1A1 Class R1 (a)(g)
12/27/37	4.000%	$2,664,417	$2,659,030
NRPL Trust (a)(b)(g)
Series 2013-1A Class A
08/25/57	4.000%	9,613,191	9,565,125
Series 2014-1A Class A1
05/01/48	3.250%	4,870,985	4,870,985
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO (a)(b)(c)(g)
01/25/54	2.239%	81,819,591	5,956,466
Nomura Resecuritization Trust CMO Series 2012-2R Class 3A1 (a)(b)(g)
05/26/36	2.054%	2,919,462	2,865,665
RBSSP Resecuritization Trust (a)(b)(g)
CMO Series 2012-1 Class 5A2
12/27/35	5.225%	4,100,000	3,804,037
CMO Series 2012-6 Class 3A1
04/26/36	0.325%	4,540,853	4,451,139
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(b)(g)
08/26/52	2.734%	738,764	740,967
Shellpoint Asset Funding Trust CMO Series 2013-1 Class A1 (a)(b)(g)
07/25/43	3.750%	20,499,662	20,877,880
US Residential Opportunity Fund Trust Series 2014-1A Class NOTE (a)(b)(g)
03/25/34	3.466%	3,292,186	3,296,111
Wells Fargo Mortgage-Backed Securities Trust CMO Series 2004-S Class A1 (a)(b)
09/25/34	2.618%	18,704,249	19,142,676

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $285,652,454)			$289,723,641

Commercial Mortgage-Backed Securities - Agency 8.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (a)
Series K715 Class A2
01/25/21	2.856%	10,000,000	10,228,928
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (a)(b)
Series K001 Class A2
04/25/16	5.651%	978,028	1,037,526
Series K029 Class A2
02/25/23	3.320%	6,590,000	6,814,811
Series K030 Class A2
04/25/23	3.250%	17,800,000	18,310,611
Series K031 Class A2
04/25/23	3.300%	3,058,000	3,150,579
Series K035 Class A2
08/25/23	3.458%	25,000,000	26,026,100

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)

Series K036 Class A2
10/25/23	3.527%	$12,420,000	$12,987,560
Series K714 Class A2
10/25/20	3.034%	14,900,000	15,420,335
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K037 Class A2 (a)
01/25/24	3.490%	18,000,000	18,743,742
Federal National Mortgage Association (a)
07/01/23	2.850%	17,648,528	17,655,061
10/01/19	4.430%	1,339,341	1,466,856
10/01/19	4.420%	545,210	596,844
01/01/20	4.570%	140,221	154,687
01/01/20	4.600%	234,247	258,759
05/01/24	5.030%	434,963	492,346
Series 2010-M4 Class A1
06/25/20	2.520%	383,296	386,160
Federal National Mortgage Association (a)(b)
Series 2013-M14 Class A2
10/25/23	3.329%	9,000,000	9,248,634
Government National Mortgage Association (a)
Series 2010-159 Class A
01/16/33	2.159%	705,335	706,447
Series 2010-49 Class A
03/16/51	2.870%	230,680	230,409
Series 2011-109 Class A
07/16/32	2.450%	4,052,648	4,075,212
Series 2011-53 Class A
12/16/34	2.360%	1,719,255	1,724,641
Series 2012-1 Class AB
09/16/33	1.999%	2,913,574	2,924,756
Series 2012-2 Class A
06/16/31	1.862%	3,512,197	3,539,315
Series 2012-55 Class A
08/16/33	1.704%	4,176,633	4,160,710

Total Commercial Mortgage-Backed Securities - Agency (Cost: $156,273,321)			$160,341,029

Commercial Mortgage-Backed Securities - Non-Agency 5.1%

American Homes 4 Rent (a)(b)(g)
Series 2014-SFR1 Class E
06/17/31	2.750%	9,500,000	8,946,023
American Homes 4 Rent (a)(g)
Series 2014-SFR2 Class D
10/17/36	5.149%	3,000,000	2,971,682
Aventura Mall Trust Series 2013-AVM Class E (a)(b)(g)
12/05/32	3.867%	7,600,000	7,326,134
BHMS Mortgage Trust Series 2014-ATLS Class DFX (a)(b)(g)
07/05/33	4.847%	6,500,000	6,462,053

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F (a)(b)(g)
09/15/26	3.654%	$7,015,000	$7,055,556
Bear Stearns Commercial Mortgage Securities Trust Series 2005-T18 Class A4 (a)(b)
02/13/42	4.933%	151,452	152,210
Citigroup Commercial Mortgage Trust CMO Series 2004-C2 Class A5 (a)
10/15/41	4.733%	16,757	16,751
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-AMFX Class CD4 (a)(b)
12/11/49	5.366%	5,000,000	5,242,795
Commercial Mortgage Trust Series 2013-RIA4 Class A (a)(b)(g)
11/27/28	6.000%	4,872,706	4,923,139
GS Mortgage Securities Trust Series 2007-GG10 Class AM (a)(b)
08/10/45	5.991%	15,364,064	15,929,584
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A4 (a)(g)
02/15/46	4.717%	175,000	192,520
ORES NPL LLC (a)(g)
Series 2013-LV2 Class A
09/25/25	3.081%	5,140,420	5,140,661
Series 2014-LV3 Class A
03/27/24	3.000%	8,844,505	8,844,894
Series 2014-LV3 Class B
03/27/24	6.000%	5,400,000	5,387,542
Rialto Real Estate Fund LLC Series 2014-LT6 Class A (a)(g)
09/15/24	2.750%	8,500,000	8,500,170
Rialto Real Estate Fund LP Series 2013-LT3 Class A (a)(g)
06/20/28	2.500%	1,250,537	1,250,537
VFC LLC Series 2014-2 Class A (a)(g)
07/20/30	2.750%	5,930,549	5,930,795
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A4 (a)(b)
10/15/44	5.414%	28,959	29,835

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $94,244,273)			$94,302,881

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Agency —%

Small Business Administration Participation Certificates Series 2001-20H Class 1
08/01/21	6.340%	$40,073	$43,094

Total Asset-Backed Securities - Agency (Cost: $40,073)			$43,094

Asset-Backed Securities - Non-Agency 6.6%

A Voce CLO Ltd. Series 2014-1A Class C (b)(g)
07/15/26	3.734%	3,000,000	2,825,118
ARES CLO Ltd. Series 2014-1A Class B (b)(g)
04/17/26	3.043%	3,750,000	3,646,136
Access Group, Inc. Series 2007A Class A2 (b)
08/25/26	0.365%	1,026,167	1,019,746
American Credit Acceptance Receivables Trust (g)
Series 2012-2 Class A
07/15/16	1.890%	244,358	244,531
Series 2012-3 Class A
11/15/16	1.640%	1,110,176	1,112,245
Apidos CDO XVII Series 2014-17A Class A2A (b)(g)
04/17/26	2.260%	7,500,000	7,366,253
Carlyle Global Market Strategies CLO (b)(g)
Series 2013-1A Class B
02/14/25	3.334%	3,600,000	3,597,898
Series 2014-C1 Class 3A
07/27/26	3.934%	1,500,000	1,450,341
Credit Suisse Mortgage Capital Certificates CMO Series 2013-SC1 Class 1A2 (b)(g)
04/04/21	4.248%	26,000,000	26,156,000
Dryden Senior Loan Fund Series 2014-33A Class C (b)(g)
07/15/26	3.073%	11,550,000	11,284,465
Encore Credit Receivables Trust Series 2005-4 Class 2A4 (b)
01/25/36	0.495%	1,107,030	1,099,812
GCAT LLC Series 2014-2 Class A1 (b)(g)
10/25/19	3.250%	6,000,000	6,000,000
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B (b)(g)
04/25/25	1.984%	9,000,000	8,727,939
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A (b)(g)(i)
07/06/38	2.654%	3,069,957	3,069,957
New York Mortgage Trust Residential LLC Series 2013-RP1A Class A (b)(g)(i)
07/25/18	4.250%	6,679,394	6,679,394

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)

Nomad CLO Ltd. Series 2013-1A Class B (b)(g)
01/15/25	3.184%	$6,000,000	$5,876,160
OHA Credit Partners VIII Ltd. Series 2013-8A Class B (b)(g)
04/20/25	1.884%	5,000,000	4,815,375
OneMain Financial Issuance Trust Series 2014-2A Class A (g)
09/18/24	2.470%	3,450,000	3,451,080
Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1 (b)
07/01/21	0.735%	652,274	652,855
SLM Private Education Loan Trust Series 2012-A Class A1 (b)(g)
08/15/25	1.554%	1,091,322	1,103,220
Santander Drive Auto Receivables Trust Series 2012-1 Class B
05/16/16	2.720%	366,213	366,742
Specialty Underwriting & Residential Finance Trust Series 2005-BC3 Class M1 (b)
06/25/36	0.605%	899,623	899,963
SpringCastle America Funding LLC Series 2013-1A Class A (g)
04/03/21	3.750%	5,160,488	5,201,228
Symphony CLO Ltd. Series 2014-14A Class D2 (b)(g)
07/14/26	3.830%	7,500,000	7,164,480
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1 (b)(g)
06/25/54	3.125%	4,900,000	4,875,299
Vericrest Opportunity Loan Transferee (b)(g)
CMO Series 2013-NPL4 Class A1
11/25/53	3.960%	2,702,610	2,714,016
Series 2014-3A Class A1
05/26/54	3.250%	1,857,758	1,869,350

Total Asset-Backed Securities - Non-Agency (Cost: $123,182,017)	$123,269,603

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.1%

OTC 10-Year Interest Rate Swap(j)
244,500,000	2.65	02/27/15	$2,500,110

Total Options Purchased Calls (Cost: $4,413,225)	$2,500,110

Options Purchased Puts 0.7%

OTC 3-Year Interest Rate Swap (j)
295,000,000	1.75	02/11/15	1,003,118
300,000,000	2.25	11/02/15	2,867,520

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)

OTC 5-Year Interest Rate Swap (j)
	100,000,000	4.00	08/17/17	$1,459,500
	300,000,000	3.25	08/18/17	7,924,320

Total Options Purchased Puts (Cost: $15,174,875)				$13,254,458

	Shares	Value

Money Market Funds 3.0%

Columbia Short-Term Cash Fund, 0.093% (k)(l)	56,039,261	$56,039,261

Total Money Market Funds (Cost: $56,039,261)		$56,039,261

Total Investments
(Cost: $2,401,625,100) (m)		$2,395,117,665(n)
Other Assets & Liabilities, Net		(529,958,091)

Net Assets		$1,865,159,574

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $5,144,168 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	505	USD	110,516,094	12/2014	—	(32,320)
US 5YR NOTE	606	USD	71,664,233	12/2014	52,128	—
US 10YR NOTE	500	USD	62,320,315	12/2014	—	(37,498)
Total					52,128	(69,818)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA T-BOND	(99)	USD	(15,097,500)	12/2014	166,141	—

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security.
(c)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(d)	Negligible market value.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $460,173,888 or 24.67% of net assets.

(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $2,586, which represents less than 0.01% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost($)
American Mortgage Trust
Series 2093-3 Class 3A
07/27/23 8.188%	04-27-1995	921

Comfed Savings Bank
CMO Series 1987-1 Class A
01/25/18 3.053%	05-07-2007	1,929

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $9,749,932, which represents 0.52% of net assets.

(j)	Purchased swaption contracts outstanding at September 30, 2014:

At September 30, 2014, securities and cash totaling $15,578,000 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	02/13/2018	295,000,000	2,190,375	1,003,118
OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/04/2018	300,000,000	2,847,000	2,867,520
OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	08/22/2022	300,000,000	7,935,000	7,924,320
OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	08/21/2022	100,000,000	2,202,500	1,459,500
OTC 10-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Pay	2.650	03/03/2025	244,500,000	4,413,225	2,500,110
Total								15,754,568

(k)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	38,506,258	820,591,709	(803,058,706)	56,039,261	27,645	56,039,261

(m)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $2,401,625,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$20,176,000
Unrealized Depreciation	(26,683,000)
Net Unrealized Depreciation	$(6,507,000)

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	1,655,643,588	—	1,655,643,588
Residential Mortgage-Backed Securities - Non-Agency	—	236,523,371	53,200,270	289,723,641
Commercial Mortgage-Backed Securities - Agency	—	160,341,029	—	160,341,029
Commercial Mortgage-Backed Securities - Non-Agency	—	93,052,344	1,250,537	94,302,881
Asset-Backed Securities - Agency	—	43,094	—	43,094
Asset-Backed Securities - Non-Agency	—	73,037,873	50,231,730	123,269,603
Total Bonds	—	2,218,641,299	104,682,537	2,323,323,836
Other
Options Purchased Calls	—	2,500,110	—	2,500,110
Options Purchased Puts	—	13,254,458	—	13,254,458
Total Other	—	15,754,568	—	15,754,568
Mutual Funds
Money Market Funds	56,039,261	—	—	56,039,261
Total Mutual Funds	56,039,261	—	—	56,039,261
Investments in Securities	56,039,261	2,234,395,867	104,682,537	2,395,117,665
Derivatives
Assets
Futures Contracts	218,269	—	—	218,269
Liabilities
Futures Contracts	(69,818)	—	—	(69,818)
Total	56,187,712	2,234,395,867	104,682,537	2,395,266,116

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non- Agency ($)	Total ($)
Balance as of December 31, 2013	2,977,635	45,714,288	2,451,520	32,270,203	83,413,646
Accrued discounts/premiums	—	(29,128)	—	30,976	1,848
Realized gain (loss)	—	671,502	—	100,324	771,826
Change in unrealized appreciation (depreciation)(a)	—	(101,389)	—	478,834	377,445
Sales	—	(24,739,445)	(1,200,983)	(11,704,503)	(37,644,931)
Purchases	—	36,290,442	—	29,055,896	65,346,338
Transfers out of Level 3	(2,977,635)	(4,606,000)	—	—	(7,583,635)
Balance as of September 30, 2014	—	53,200,270	1,250,537	50,231,730	104,682,537

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $674,986, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $196,152 and Asset-Backed Securities — Non-Agency of $478,834.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Aggressive Portfolio

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 81.0%

Global Real Estate 0.8%

Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	2,579,295	$27,134,184

International 21.0%

Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	4,816,196	76,914,645
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	5,034,302	64,187,347
Variable Portfolio – DFA International Value Fund, Class 1 (a)	15,773,054	167,983,026
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	16,520,778	207,170,559
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	1,046,525	12,914,111
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	11,399,286	130,065,855
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	3,331,318	35,045,467
Total		694,281,010

U.S. Large Cap 48.7%

Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	13,103,152	202,574,736
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	8,924,900	175,642,036
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	6,900,093	76,867,030
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	3,527,151	119,676,244
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	4,368,038	76,396,983
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	6,771,957	123,655,927
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	7,303,724	130,079,322
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	11,239,667	199,279,304
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	10,056,407	184,937,329
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	8,916,204	165,217,254

	Shares	Value

Equity Funds (continued)

U.S. Large Cap (continued)

Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	10,349,342	$151,721,358
Total		1,606,047,523

U.S. Mid Cap 5.1%

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	408,004	7,601,122
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	2,160,272	38,323,225
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	3,034,429	53,800,431
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	3,870,583	67,154,608
Total		166,879,386

U.S. Small Cap 5.4%

Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	2,086,274	36,718,418
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	1,780,849	30,363,487
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	5,128,671	109,650,980
Total		176,732,885
Total Equity Funds (Cost: $1,900,578,191)		$2,671,074,988

Fixed-Income Funds 16.9%

Emerging Markets 0.2%

Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	699,912	6,670,165

Floating Rate 1.0%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	3,424,083	32,597,272

Global Bond 0.6%

Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	1,735,861	18,139,747

High Yield 1.1%

Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	4,071,798	36,564,747

Inflation Protected Securities 0.9%

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	3,030,870	28,126,472

Investment Grade 11.5%

Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	1,662,166	16,422,203

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	7,647,967	$77,397,424
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	5,109,705	52,221,188
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	2,544,306	26,486,221
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	5,377,094	58,449,006
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	4,451,683	47,989,143
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	5,643,589	58,185,405
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	4,284,395	43,486,610
Total		380,637,200

Multisector 1.6%

Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	6,159,454	54,018,408
Total Fixed-Income Funds (Cost: $560,414,373)		$556,754,011

Alternative Investment Funds 2.1%

Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	1,235,787	10,652,484

	Shares	Value

Alternative Investment Funds (continued)

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	912,129	$8,491,921
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	4,318,630	43,099,927
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	827,467	6,611,457
Total Alternative Investment Funds (Cost: $72,699,977)		$68,855,789

Money Market Funds –%

Columbia Short-Term Cash Fund, 0.093%(a)(c)	1,924	1,924
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	993	993
Total Money Market Funds (Cost: $2,917)		$2,917

Total Investments (Cost: $2,533,695,458)		$3,296,687,705(d)
Other Assets & Liabilities, Net		(63,049)
Net Assets		$3,296,624,656

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	195	1,924	(195)	—	1,924	—	—	1,924
Columbia Variable Portfolio – Cash Management Fund, Class 1	994	—	(1)	—	993	—	—	993
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	11,000,000	3,000,000	(1,936,522)	(114,684)	11,948,794	—	—	10,652,484
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	126,226,848	29,187,906	—	—	155,414,754	—	—	202,574,736
Columbia Variable Portfolio – Core Bond Fund, Class 1	20,262,755	193,900	(4,518,988)	30,907	15,968,574	—	193,900	16,422,203
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	85,529,896	2,500,393	(8,355,207)	(574,543)	79,100,539	364,486	2,104,589	77,397,424
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	126,072,450	—	(38,210,132)	15,280,539	103,142,857	—	—	175,642,036

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	13,735,742	401,664	(6,074,103)	(664,655)	7,398,648	44,624	357,041	6,670,165
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	69,929,800	470,831	—	—	70,400,631	236,508	234,323	76,914,645
Columbia Variable Portfolio – Global Bond Fund, Class 1	29,611,433	754,579	(9,275,161)	(689,371)	20,401,480	754,579	—	18,139,747
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	38,147,690	3,000,000	(6,246,629)	(293,206)	34,607,855	—	—	36,564,747
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	95,204,162	—	(44,365,058)	9,391,090	60,230,194	—	—	76,867,030
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	58,371,574	43,187,907	—	—	101,559,481	—	—	119,676,244
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	76,963,007	2,346,088	(27,249,690)	1,038,504	53,097,909	1,195,471	1,150,618	52,221,188
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	20,214,703	—	(19,664,264)	5,584,659	6,135,098	—	—	7,601,122
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	35,929,031	4,000,000	(32,847,246)	16,076,990	23,158,775	—	—	38,323,225
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	9,131,253	—	—	—	9,131,253	—	—	8,491,921
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	47,871,790	—	(1,697,130)	554,900	46,729,560	—	—	76,396,983
Columbia Variable Portfolio – Strategic Income Fund, Class 1	64,644,306	2,423,652	(13,516,059)	1,451,499	55,003,398	577,933	1,814,400	54,018,408
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	37,535,063	6,543,811	(18,024,393)	25,760	26,080,241	—	512,494	26,486,221
Variable Portfolio – American Century Diversified Bond Fund, Class 1	77,154,133	1,025,207	(19,627,566)	(747,886)	57,803,888	51,637	942,252	58,449,006
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	46,124,466	3,574,270	(5,685,457)	(141,104)	43,872,175	2,849,788	724,484	43,099,927
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	37,820,916	7,000,000	(16,285,786)	(816,462)	27,718,668	—	—	28,126,472
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	55,539,828	7,838,135	(10,674,130)	3,022,807	55,726,640	4,298,918	1,539,218	64,187,347
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	46,419,199	—	(43,060,707)	19,707,194	23,065,686	—	—	36,718,418
Variable Portfolio – DFA International Value Fund, Class 1	124,391,342	41,744,555	(10,669,394)	2,173,993	157,640,496	6,777,108	3,904,811	167,983,026
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	38,295,573	1,833,355	(6,074,103)	(93,635)	33,961,190	317,507	1,515,847	32,597,272

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	30,604,030	—	(21,285,786)	(1,570,489)	7,747,755	—	—	6,611,457
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	99,288,135	—	(46,330,421)	19,555,973	72,513,687	—	—	123,655,927
Variable Portfolio – Invesco International Growth Fund, Class 1	154,974,386	36,901,080	(18,768,296)	5,187,616	178,294,786	15,246,211	3,592,234	207,170,559
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	66,648,351	16,048,241	(34,627,566)	(701,461)	47,367,565	46,184	970,739	47,989,143
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	64,284,323	—	(60,339,454)	27,060,818	31,005,687	—	—	53,800,431
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	72,738,046	—	(3,749,469)	1,610,523	70,599,100	—	—	130,079,322
Variable Portfolio – MFS Value Fund, Class 1	142,900,651	—	(48,876,707)	22,490,665	116,514,609	—	—	199,279,304
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	31,093,136	1,022,175	(25,801,845)	6,210,095	12,523,561	757,707	264,468	12,914,111
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	33,262,903	5,188,847	(11,856,447)	2,496,234	29,091,537	4,518,403	670,445	27,134,184
Variable Portfolio – NFJ Dividend Value Fund, Class 1	122,821,462	—	(39,074,188)	17,787,561	101,534,835	—	—	184,937,329
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	103,901,525	—	(4,570,176)	2,224,819	101,556,168	—	—	165,217,254
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	33,613,321	—	(24,733,631)	10,975,596	19,855,286	—	—	30,363,487
Variable Portfolio – Partners Small Cap Value Fund, Class 1	96,199,443	—	(46,902,281)	20,039,755	69,336,917	—	—	109,650,980
Variable Portfolio – Pyramis® International Equity Fund, Class 1	113,908,163	15,336,792	(15,200,514)	3,810,182	117,854,623	10,949,729	2,324,427	130,065,855
Variable Portfolio – Pyrford International Equity Fund, Class 1	33,576,021	11,676,882	(11,531,234)	419,755	34,141,424	12,719	664,163	35,045,467
Variable Portfolio – Sit Dividend Growth Fund, Class 1	95,118,827	11,062,636	(697,131)	258,370	105,742,702	—	—	151,721,358
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	29,556,595	30,365,643	(1,658,076)	4,370	58,268,532	—	365,643	58,185,405
Variable Portfolio – Victory Established Value Fund, Class 1	65,229,045	—	(52,233,234)	23,813,286	36,809,097	—	—	67,154,608
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	53,595,954	199,249	(10,116,087)	(43,230)	43,635,886	—	199,249	43,486,610
Total	2,835,442,466	288,829,722	(822,410,464)	231,833,734	2,533,695,458	48,999,512	24,045,345	3,296,687,705

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	2,671,074,988	—	—	2,671,074,988
Fixed-Income Funds	556,754,011	—	—	556,754,011
Alternative Investment Funds	68,855,789	—	—	68,855,789
Money Market Funds	2,917	—	—	2,917
Total Mutual Funds	3,296,687,705	—	—	3,296,687,705

See the Portfolio of Investments for all investment classifications not indicated in the table

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – American Century Diversified Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes(a) 34.5%

Aerospace & Defense 0.3%

Bombardier, Inc. Senior Unsecured (b)
03/15/22	5.750%	$800,000	$796,000
L-3 Communications Corp.
07/15/20	4.750%	2,210,000	2,386,278
Oshkosh Corp.
03/01/22	5.375%	4,260,000	4,281,300
Raytheon Co. Senior Unsecured
12/15/22	2.500%	1,290,000	1,234,506
Total			8,698,084

Airlines 0.1%

United Airlines, Inc. Pass-Through Trust Pass-Through Certificates Series 2014-2 Class B
03/03/24	4.625%	3,000,000	2,947,500

Apartment REIT 0.1%

Essex Portfolio LP
08/15/22	3.625%	1,590,000	1,603,757
01/15/23	3.375%	637,000	627,338
05/01/23	3.250%	1,045,000	1,011,600
Total			3,242,695

Automotive 0.9%

Daimler Finance North America LLC (b)
07/31/15	1.300%	1,000,000	1,006,160
09/15/16	2.625%	2,480,000	2,552,597
Ford Motor Co. Senior Unsecured
01/15/43	4.750%	800,000	800,669
Ford Motor Credit Co. LLC
Senior Unsecured
09/15/15	5.625%	1,340,000	1,401,037
05/15/18	5.000%	3,250,000	3,549,474
01/15/20	8.125%	1,600,000	1,999,741
08/02/21	5.875%	3,070,000	3,529,960
Jaguar Land Rover Automotive PLC (b)
12/15/18	4.125%	1,540,000	1,541,078
05/15/21	8.125%	3,000,000	3,281,250
Schaeffler Finance BV (b)
Senior Secured
02/15/17	7.750%	2,160,000	2,349,000
05/15/21	4.250%	2,080,000	2,002,000
Tenneco, Inc.
12/15/20	6.875%	2,610,000	2,753,550
Total			26,766,516

Banking 8.0%

Ally Financial, Inc.
01/30/17	2.750%	4,500,000	4,410,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

American Express Centurion Bank
09/13/17	6.000%	$1,500,000	$1,689,359
American Express Credit Corp. Senior Unsecured
07/29/16	1.300%	1,730,000	1,741,539
BB&T Corp.
Senior Unsecured
03/15/16	3.200%	780,000	806,418
06/19/18	2.050%	1,010,000	1,013,796
BNP Paribas SA (c)
12/31/49	5.945%	GBP	2,400,000	3,982,816
BPCE SA Subordinated Notes (b)
07/21/24	5.150%	2,050,000	2,112,550
Bank of America Corp.
Senior Unsecured
04/01/15	4.500%	2,330,000	2,375,342
07/12/16	3.750%	1,807,000	1,886,306
08/01/16	6.500%	3,450,000	3,765,499
07/01/20	5.625%	2,670,000	3,014,389
01/24/22	5.700%	6,910,000	7,917,070
Bank of America NA
Subordinated Notes
03/15/17	5.300%	4,145,000	4,490,751
10/15/36	6.000%	1,570,000	1,891,001
Bank of Nova Scotia (The) Senior Unsecured
01/12/17	2.550%	1,180,000	1,216,339
Barclays Bank PLC
Senior Unsecured
05/15/24	3.750%	1,000,000	993,759
Subordinated Notes
10/14/20	5.140%	1,030,000	1,111,065
Barclays Bank PLC (c)
Subordinated Notes
01/16/23	6.750%	GBP	3,400,000	6,039,202
Branch Banking & Trust Co. Subordinated Notes
10/30/26	3.800%	1,150,000	1,143,588
Capital One Bank USA NA
Senior Unsecured
06/05/19	2.300%	1,490,000	1,472,915
Subordinated Notes
02/15/23	3.375%	2,770,000	2,713,896
Capital One Financial Corp. Senior Unsecured
11/06/15	1.000%	990,000	992,763
Citigroup, Inc.
Senior Unsecured
01/10/17	4.450%	5,140,000	5,476,526
05/01/18	1.750%	7,000,000	6,902,154
04/08/19	2.550%	2,200,000	2,198,328
01/14/22	4.500%	4,200,000	4,496,178
06/16/24	3.750%	1,820,000	1,814,382

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

Subordinated Notes
02/15/17	5.500%	$1,840,000	$1,994,602
10/31/33	6.000%	600,000	671,677
09/13/43	6.675%	780,000	955,999
Commerzbank AG
Subordinated Notes
03/22/19	6.375%	EUR	3,600,000	5,138,089
Commerzbank AG (b)
Subordinated Notes
09/19/23	8.125%	2,250,000	2,597,625
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
02/08/22	3.875%	2,190,000	2,306,904
11/09/22	3.950%	1,000,000	1,004,257
Corpbanca SA Senior Unsecured (b)
09/22/19	3.875%	1,450,000	1,456,964
Credit Agricole SA Subordinated Notes
12/18/23	7.375%	GBP	3,100,000	6,254,306
Deutsche Bank AG Subordinated Notes (c)
05/24/28	4.296%	980,000	935,988
Discover Bank Senior Unsecured
02/21/18	2.000%	1,950,000	1,940,619
Fifth Third Bancorp Subordinated Notes
01/16/24	4.300%	1,210,000	1,245,408
Fifth Third Bank Senior Unsecured
10/01/21	2.875%	2,230,000	2,195,420
Goldman Sachs Group, Inc. (The)
Senior Unsecured
08/01/15	3.700%	1,570,000	1,609,486
09/01/17	6.250%	5,400,000	6,065,550
01/22/18	2.375%	3,540,000	3,576,749
07/19/18	2.900%	1,400,000	1,433,838
03/15/20	5.375%	4,300,000	4,787,487
01/24/22	5.750%	3,100,000	3,525,243
03/03/24	4.000%	2,870,000	2,890,607
07/08/44	4.800%	750,000	752,819
Subordinated Notes
10/01/37	6.750%	2,250,000	2,686,021
HBOS PLC Subordinated Notes (b)
05/21/18	6.750%	1,520,000	1,719,354
HSBC Bank PLC Subordinated Notes
07/07/23	6.500%	GBP	1,500,000	2,862,374
HSBC Bank USA NA Subordinated Notes
11/01/34	5.875%	820,000	991,961

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

HSBC Holdings PLC
Senior Unsecured
03/30/22	4.000%	$740,000		$778,764
Subordinated Notes
06/10/19	6.000%	EUR	3,100,000	4,732,573
ING Bank NV Senior Unsecured (b)
09/25/15	2.000%	840,000		850,739
Intesa Sanpaolo SpA Subordinated Notes (b)
06/26/24	5.017%	1,390,000		1,354,327
JPMorgan Chase & Co.
Senior Unsecured
03/01/16	3.450%	1,090,000		1,128,838
07/05/16	3.150%	5,000,000		5,174,775
10/02/17	6.400%	900,000		1,018,050
01/15/18	6.000%	1,085,000		1,221,188
05/10/21	4.625%	5,350,000		5,816,723
09/23/22	3.250%	3,280,000		3,228,347
05/13/24	3.625%	2,700,000		2,681,988
Subordinated Notes
09/10/24	3.875%	1,980,000		1,941,079
JPMorgan Chase Bank NA Subordinated Notes
06/13/16	5.875%	4,270,000		4,611,442
KeyCorp Senior Unsecured
12/13/18	2.300%	2,390,000		2,388,738
Lloyds Bank PLC Subordinated Notes
04/22/25	7.625%	GBP	3,100,000	6,268,438
Morgan Stanley
Senior Unsecured
04/01/18	6.625%	4,570,000		5,233,674
09/23/19	5.625%	5,390,000		6,067,734
01/25/21	5.750%	870,000		988,492
Subordinated Notes
11/24/25	5.000%	6,060,000		6,337,609
09/08/26	4.350%	700,000		687,972
Nationwide Building Society Subordinated Notes
07/22/20	6.750%	EUR	3,000,000	4,704,383
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	1,090,000		1,265,028
PNC Bank NA
Subordinated Notes
12/07/17	6.000%	2,700,000		3,051,194
07/25/23	3.800%	1,750,000		1,797,768
Rabobank Nederland NV Subordinated Notes
11/09/20	3.750%	EUR	1,500,000	2,102,221
Regions Bank
Subordinated Notes
05/15/18	7.500%	780,000		909,384

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Banking (continued)

06/26/37	6.450%	$1,600,000		$1,879,680
Royal Bank of Scotland Group PLC Subordinated Notes
12/15/22	6.125%		2,310,000	2,444,992
Royal Bank of Scotland PLC (The)
03/16/16	4.375%		1,600,000	1,676,541
Standard Chartered PLC
Subordinated Notes
11/23/22	3.625%	EUR	3,100,000	4,189,499
Standard Chartered PLC (b)
Subordinated Notes
01/11/23	3.950%		1,200,000	1,166,883
SunTrust Banks, Inc. Senior Unsecured
04/15/16	3.600%		300,000	312,256
U.S. Bancorp
02/01/16	3.442%		1,190,000	1,229,352
Senior Unsecured
03/15/22	3.000%		960,000	956,319
Subordinated Notes
07/15/22	2.950%		630,000	611,249
UBS AG Senior Unsecured
12/20/17	5.875%		2,406,000	2,708,843
Wells Fargo & Co.
Senior Unsecured
05/08/17	2.100%		3,460,000	3,528,771
12/11/17	5.625%		560,000	626,932
04/01/21	4.600%		1,350,000	1,478,453
Subordinated Notes
08/15/23	4.125%		1,300,000	1,344,100
01/15/44	5.606%		1,981,000	2,232,522
Wells Fargo & Co. (c)
Senior Unsecured
06/15/16	3.676%		1,430,000	1,495,029
Wells Fargo Bank Subordinated Notes
03/15/16	5.600%		800,000	855,586
Total				244,345,753

Brokerage/Asset Managers/Exchanges —%

Jefferies Group LLC Senior Unsecured
04/13/18	5.125%		1,300,000	1,415,916

Building Materials 0.1%

Owens Corning
12/15/22	4.200%		1,700,000	1,730,156

Cable and Satellite 0.9%

Comcast Corp.
03/15/16	5.900%		2,400,000	2,578,714

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Cable and Satellite (continued)

11/15/35	6.500%	$178,000	$231,557
05/15/38	6.400%	2,710,000	3,474,673
03/01/44	4.750%	820,000	865,083
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	2,600,000	2,879,136
04/01/24	4.450%	2,000,000	2,082,910
DISH DBS Corp.
02/01/16	7.125%	2,510,000	2,660,600
07/15/17	4.625%	1,090,000	1,111,800
NBCUniversal Media LLC
04/30/20	5.150%	4,020,000	4,564,211
04/01/21	4.375%	2,080,000	2,265,848
01/15/23	2.875%	1,510,000	1,481,212
Time Warner Cable, Inc.
07/01/18	6.750%	1,570,000	1,825,475
09/01/41	5.500%	730,000	821,746
09/15/42	4.500%	1,560,000	1,539,394
Total			28,382,359

Chemicals 0.6%

Ashland, Inc.
08/15/22	4.750%	4,110,000	4,007,250
Dow Chemical Co. (The)
Senior Unsecured
02/15/16	2.500%	1,150,000	1,174,571
11/15/20	4.250%	1,350,000	1,438,347
Eastman Chemical Co. Senior Unsecured
08/15/22	3.600%	1,450,000	1,461,284
Ecolab, Inc.
Senior Unsecured
12/08/16	3.000%	1,120,000	1,162,445
12/08/21	4.350%	2,290,000	2,480,933
LYB International Finance BV
07/15/23	4.000%	550,000	569,026
LyondellBasell Industries NV Senior Unsecured
04/15/19	5.000%	2,350,000	2,594,155
Mosaic Co. (The)
Senior Unsecured
11/15/23	4.250%	1,440,000	1,498,752
11/15/43	5.625%	1,120,000	1,250,009
Total			17,636,772

Construction Machinery 0.4%

Caterpillar Financial Services Corp. Senior Unsecured
06/01/22	2.850%	2,000,000	1,983,012
Deere & Co. Senior Unsecured
10/16/29	5.375%	850,000	1,004,642
John Deere Capital Corp. Senior Unsecured
10/15/21	3.150%	2,000,000	2,049,826

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Construction Machinery (continued)

Terex Corp.
04/01/20	6.500%	$3,000,000	$3,142,500
United Rentals North America, Inc. Secured
07/15/18	5.750%	3,110,000	3,242,175
Total			11,422,155

Consumer Products 0.3%

Jarden Corp.
05/01/17	7.500%	3,000,000	3,277,500
Spectrum Brands, Inc.
03/15/20	6.750%	4,500,000	4,691,250
Total			7,968,750

Diversified Manufacturing 0.3%

General Electric Co.
Senior Unsecured
12/06/17	5.250%	1,520,000	1,686,365
10/09/22	2.700%	2,240,000	2,180,277
10/09/42	4.125%	1,000,000	993,553
United Technologies Corp.
Senior Unsecured
06/01/22	3.100%	1,000,000	999,447
04/15/40	5.700%	1,420,000	1,727,748
06/01/42	4.500%	1,670,000	1,747,450
Total			9,334,840

Electric 1.6%

AES Corp. (The)
Senior Unsecured
10/15/17	8.000%	16,000	17,960
05/15/23	4.875%	2,000,000	1,900,000
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	2,300,000	2,930,206
Calpine Corp.
Senior Unsecured
01/15/23	5.375%	780,000	754,650
01/15/25	5.750%	1,250,000	1,214,062
CenterPoint Energy Houston Electric LLC
08/01/42	3.550%	760,000	697,194
Consolidated Edison Co. of New York, Inc. Senior Unsecured
03/01/43	3.950%	1,590,000	1,504,377
Constellation Energy Group, Inc.
12/01/20	5.150%	1,400,000	1,550,022
Consumers Energy Co.
1st Mortgage
05/15/22	2.850%	490,000	488,401
08/15/23	3.375%	700,000	719,309
Covanta Holding Corp. Senior Unsecured
03/01/24	5.875%	3,540,000	3,540,000

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

DPL, Inc. Senior Unsecured
10/15/16	6.500%	$1,000,000	$1,060,000
Dominion Resources, Inc.
Senior Unsecured
06/15/18	6.400%	1,880,000	2,162,795
09/15/22	2.750%	1,240,000	1,201,281
08/01/41	4.900%	1,770,000	1,875,044
Dominion Resources, Inc. (c)
06/30/66	7.500%	1,360,000	1,461,456
Duke Energy Carolinas LLC
11/15/18	7.000%	540,000	643,157
Duke Energy Corp. Senior Unsecured
09/15/21	3.550%	1,990,000	2,062,394
Duke Energy Florida, Inc.
11/15/42	3.850%	1,240,000	1,177,741
1st Mortgage
09/15/37	6.350%	1,170,000	1,558,193
Edison International Senior Unsecured
09/15/17	3.750%	1,200,000	1,270,345
Exelon Generation Co. LLC
Senior Unsecured
06/15/22	4.250%	900,000	927,516
06/15/42	5.600%	760,000	811,960
FirstEnergy Corp.
Senior Unsecured
03/15/18	2.750%	930,000	933,703
03/15/23	4.250%	3,680,000	3,658,560
Georgia Power Co. Senior Unsecured
03/15/42	4.300%	700,000	699,520
Ipalco Enterprises, Inc. Senior Secured
05/01/18	5.000%	2,521,000	2,656,504
NextEra Energy Capital Holdings, Inc. (c)
09/01/67	7.300%	3,060,000	3,349,170
PacifiCorp 1st Mortgage
01/15/39	6.000%	1,000,000	1,267,983
Potomac Electric Power Co. 1st Mortgage
03/15/24	3.600%	1,080,000	1,110,727
Progress Energy, Inc. Senior Unsecured
04/01/22	3.150%	900,000	903,120
Public Service Co. of Colorado 1st Mortgage
08/15/41	4.750%	480,000	525,059

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Electric (continued)

Southern Power Co. Senior Unsecured
09/15/41	5.150%	$500,000	$547,613
Xcel Energy, Inc. Senior Unsecured
09/15/41	4.800%	820,000	900,432
Total			48,080,454

Environmental 0.3%

Clean Harbors, Inc.
08/01/20	5.250%	3,810,000	3,810,000
Republic Services, Inc.
06/01/22	3.550%	1,200,000	1,219,491
Waste Management, Inc.
09/01/16	2.600%	2,580,000	2,654,799
06/30/20	4.750%	2,000,000	2,205,682
Total			9,889,972

Finance Companies 0.9%

CIT Group, Inc.
Senior Unsecured
08/15/17	4.250%	4,710,000	4,757,100
08/15/22	5.000%	2,930,000	2,937,325
General Electric Capital Corp.
Senior Unsecured
04/27/17	2.300%	620,000	637,048
09/15/17	5.625%	2,565,000	2,866,913
08/07/19	6.000%	6,300,000	7,347,539
10/17/21	4.650%	4,930,000	5,430,237
Subordinated Notes
02/11/21	5.300%	1,310,000	1,476,429
Navient LLC Senior Unsecured
01/25/16	6.250%	610,000	633,180
Total			26,085,771

Food and Beverage 0.8%

Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	3,900,000	4,708,423
01/15/20	5.375%	1,900,000	2,143,557
07/15/22	2.500%	3,240,000	3,061,612
Kellogg Co. Senior Unsecured
05/30/16	4.450%	1,000,000	1,056,931
Kraft Foods Group, Inc. Senior Unsecured
06/04/42	5.000%	1,260,000	1,317,271
Mondelez International, Inc.
Senior Unsecured
02/01/24	4.000%	1,470,000	1,506,264
02/09/40	6.500%	1,039,000	1,304,225

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)

Food and Beverage (continued)

Pernod Ricard SA Senior Unsecured (b)
01/15/17	2.950%	$1,850,000	$1,907,141
SABMiller Holdings, Inc. (b)
01/15/22	3.750%	2,980,000	3,037,454
Tyson Foods, Inc.
04/01/16	6.600%	1,250,000	1,352,489
06/15/22	4.500%	1,571,000	1,665,001
Total			23,060,368

Foreign Agencies 0.1%

CNOOC Nexen Finance ULC
04/30/24	4.250%	1,510,000	1,534,522

Gaming 0.2%

GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	5,930,000	6,046,762

Health Care 1.2%

Baxter International, Inc. Senior Unsecured
06/15/23	3.200%	800,000	789,330
CHS/Community Health Systems, Inc. Senior Secured
08/15/18	5.125%	4,030,000	4,140,825
Catholic Health Initiatives
Secured
11/01/17	1.600%	495,000	497,169
11/01/22	2.950%	1,425,000	1,392,064
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	4,300,000	4,224,750
Express Scripts Holding Co.
02/15/17	2.650%	3,320,000	3,413,989
06/15/19	7.250%	2,303,000	2,782,908
HCA, Inc.
Senior Secured
03/15/19	3.750%	6,090,000	5,952,975
09/15/20	7.250%	1,020,000	1,071,000
Medtronic, Inc. Senior Unsecured
04/01/23	2.750%	1,300,000	1,247,615
NYU Hospitals Center Secured
07/01/42	4.428%	1,000,000	966,414
Thermo Fisher Scientific, Inc.
Senior Unsecured
08/15/21	3.600%	2,490,000	2,564,307
02/01/24	4.150%	775,000	802,404
02/01/44	5.300%	1,370,000	1,503,698
Universal Health Services, Inc.
Senior Secured
06/30/16	7.125%	1,860,000	2,027,400

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Health Care (continued)
Universal Health Services, Inc. (b)
Senior Secured
08/01/19	3.750%	$1,000,000	$997,500
08/01/22	4.750%	1,600,000	1,598,000
Total			35,972,348
Healthcare Insurance 0.1%
Aetna, Inc. Senior Unsecured
11/15/22	2.750%	1,400,000	1,338,992
UnitedHealth Group, Inc.
Senior Unsecured
03/15/23	2.875%	1,310,000	1,278,893
03/15/43	4.250%	1,290,000	1,259,942
Total			3,877,827
Healthcare REIT 0.3%
HCP, Inc. Senior Unsecured
02/01/16	3.750%	2,150,000	2,232,433
Health Care REIT, Inc.
Senior Unsecured
03/15/18	2.250%	730,000	736,498
03/15/23	3.750%	1,440,000	1,421,718
Senior Housing Properties Trust Senior Unsecured
05/01/24	4.750%	1,000,000	1,008,200
Ventas Realty LP/Capital Corp.
11/30/15	3.125%	1,995,000	2,048,596
06/01/21	4.750%	700,000	762,109
Total			8,209,554
Home Construction 0.6%
D.R. Horton, Inc.
02/15/18	3.625%	3,400,000	3,366,000
08/15/23	5.750%	1,100,000	1,141,250
Lennar Corp.
12/15/17	4.750%	2,150,000	2,211,813
06/15/19	4.500%	3,550,000	3,518,937
MDC Holdings, Inc.
01/15/24	5.500%	2,330,000	2,295,262
TRI Pointe Homes, Inc. Senior Unsecured (b)
06/15/19	4.375%	1,870,000	1,827,925
Toll Brothers Finance Corp.
11/01/19	6.750%	675,000	754,313
Weyerhaeuser Real Estate Co. Senior Unsecured (b)
06/15/24	5.875%	1,700,000	1,691,500
Total			16,807,000
Independent Energy 1.6%
Anadarko Petroleum Corp.
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Independent Energy (continued)
09/15/16	5.950%	$1,310,000	$1,428,960
09/15/36	6.450%	1,120,000	1,364,851
Apache Corp. Senior Unsecured
04/15/43	4.750%	700,000	699,536
California Resources Corp. (b)(d)
09/15/21	5.500%	2,000,000	2,030,000
Chesapeake Energy Corp.
04/15/22	4.875%	5,000,000	5,025,000
Cimarex Energy Co.
06/01/24	4.375%	3,140,000	3,163,550
Concho Resources, Inc.
01/15/21	7.000%	4,020,000	4,291,350
ConocoPhillips Holding Co. Senior Unsecured
04/15/29	6.950%	1,780,000	2,376,092
Continental Resources, Inc.
09/15/22	5.000%	2,520,000	2,658,600
06/01/44	4.900%	540,000	526,423
Denbury Resources, Inc.
07/15/23	4.625%	4,130,000	3,820,250
Devon Energy Corp.
Senior Unsecured
05/15/17	1.875%	700,000	706,434
07/15/41	5.600%	1,360,000	1,516,127
EOG Resources, Inc. Senior Unsecured
02/01/21	4.100%	1,270,000	1,371,383
Hess Corp. Senior Unsecured
01/15/40	6.000%	910,000	1,083,230
Newfield Exploration Co.
Senior Subordinated Notes
02/01/20	6.875%	1,400,000	1,459,500
Senior Unsecured
01/30/22	5.750%	2,740,000	2,938,650
Noble Energy, Inc. Senior Unsecured
12/15/21	4.150%	2,640,000	2,798,685
Pioneer Natural Resources Co. Senior Unsecured
07/15/22	3.950%	920,000	932,707
Range Resources Corp.
08/01/20	6.750%	2,440,000	2,568,100
Talisman Energy, Inc. Senior Unsecured
06/01/19	7.750%	1,085,000	1,316,096
Whiting Petroleum Corp.
03/15/19	5.000%	2,970,000	3,051,675
03/15/21	5.750%	1,800,000	1,903,500
Total			49,030,699

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Integrated Energy 0.4%
BP Capital Markets PLC
10/01/20	4.500%	$1,000,000	$1,092,181
05/10/23	2.750%	1,000,000	944,482
Chevron Corp. Senior Unsecured
06/24/20	2.427%	1,660,000	1,677,961
Petro-Canada Senior Unsecured
05/15/38	6.800%	1,480,000	1,944,848
Shell International Finance BV
09/22/15	3.250%	1,225,000	1,259,000
08/21/42	3.625%	1,650,000	1,506,554
08/12/43	4.550%	1,670,000	1,765,948
Total Capital Canada Ltd.
07/15/23	2.750%	1,750,000	1,694,278
Total			11,885,252
Leisure 0.2%
Activision Blizzard, Inc. (b)
09/15/21	5.625%	3,550,000	3,692,000
Royal Caribbean Cruises Ltd. Senior Unsecured
11/15/22	5.250%	3,320,000	3,353,200
Total			7,045,200
Life Insurance 1.0%
American International Group, Inc.
Senior Unsecured
01/16/18	5.850%	1,742,000	1,959,616
06/01/22	4.875%	6,210,000	6,830,528
07/16/44	4.500%	1,090,000	1,076,854
American International Group, Inc. (c)
05/15/68	8.175%	880,000	1,185,800
Hartford Financial Services Group, Inc. (The)
Senior Unsecured
10/15/16	5.500%	990,000	1,075,272
04/15/22	5.125%	600,000	669,207
10/15/36	5.950%	550,000	664,721
Lincoln National Corp. Senior Unsecured
02/15/20	6.250%	2,040,000	2,380,572
MetLife, Inc.
Senior Unsecured
12/15/17	1.756%	1,040,000	1,046,226
08/13/42	4.125%	1,020,000	965,888
11/13/43	4.875%	540,000	574,555
Metropolitan Life Global Funding I Senior Secured (b)
01/10/23	3.000%	2,420,000	2,374,160
Principal Financial Group, Inc.
09/15/22	3.300%	750,000	747,508
Prudential Financial, Inc.
Senior Unsecured
06/21/20	5.375%	1,270,000	1,437,441

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Life Insurance (continued)
12/14/36	5.700%	$510,000	$586,378
05/12/41	5.625%	730,000	832,600
05/15/44	4.600%	1,430,000	1,416,416
Voya Financial, Inc.
07/15/22	5.500%	2,710,000	3,055,127
Senior Unsecured
07/15/43	5.700%	1,000,000	1,130,351
Total			30,009,220
Lodging 0.1%
Host Hotels & Resorts LP
Senior Unsecured
10/01/21	6.000%	660,000	751,691
10/15/23	3.750%	1,130,000	1,117,374
Wyndham Worldwide Corp. Senior Unsecured
03/01/17	2.950%	1,150,000	1,181,242
Total			3,050,307
Media and Entertainment 1.2%
21st Century Fox America, Inc.
09/15/22	3.000%	2,300,000	2,234,356
08/15/39	6.900%	1,590,000	2,042,986
21st Century Fox America, Inc. (b)
09/15/44	4.750%	300,000	301,219
CBS Corp.
07/01/42	4.850%	700,000	688,498
Discovery Communications LLC
08/15/19	5.625%	1,350,000	1,547,459
04/01/23	3.250%	1,330,000	1,290,704
Gannett Co., Inc.
07/15/20	5.125%	4,150,000	4,160,375
Grupo Televisa SAB Senior Unsecured
05/13/45	5.000%	500,000	493,945
Interpublic Group of Companies, Inc. (The) Senior Unsecured
03/15/22	4.000%	1,565,000	1,589,408
Lamar Media Corp. (b)
01/15/24	5.375%	3,480,000	3,488,700
Netflix, Inc.
Senior Unsecured
02/01/21	5.375%	2,520,000	2,570,400
Netflix, Inc. (b)
Senior Unsecured
03/01/24	5.750%	390,000	401,700
Nielsen Finance LLC/Co. (b)
04/15/22	5.000%	2,500,000	2,443,750
Omnicom Group, Inc.
05/01/22	3.625%	480,000	487,062
Sirius XM Radio, Inc. (b)
07/15/24	6.000%	1,900,000	1,928,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Media and Entertainment (continued)
Time Warner, Inc.
01/15/21	4.700%	$1,900,000	$2,079,335
05/01/32	7.700%	1,500,000	2,064,297
10/15/41	5.375%	1,000,000	1,062,301
12/15/43	5.350%	1,000,000	1,076,894
Viacom, Inc.
Senior Unsecured
03/01/21	4.500%	1,330,000	1,435,246
06/15/22	3.125%	2,020,000	1,981,535
Walt Disney Co. (The) Senior Unsecured
12/01/22	2.350%	1,500,000	1,439,575
Total			36,808,245
Metals 0.7%
ArcelorMittal Senior Unsecured
08/05/20	5.750%	3,345,000	3,491,344
Barrick Gold Corp. Senior Unsecured
05/01/23	4.100%	1,620,000	1,556,650
Barrick North America Finance LLC
05/30/21	4.400%	2,070,000	2,096,395
05/01/43	5.750%	710,000	702,673
Freeport-McMoran Oil & Gas LLC/FCX, Inc.
02/15/23	6.875%	987,000	1,120,245
Glencore Finance Canada Ltd. (b)
11/15/21	4.950%	1,270,000	1,351,490
Newmont Mining Corp.
10/01/39	6.250%	770,000	759,069
Peabody Energy Corp.
11/01/16	7.375%	630,000	667,800
Southern Copper Corp. Senior Unsecured
11/08/42	5.250%	1,030,000	973,206
Steel Dynamics, Inc.
08/15/19	6.125%	2,610,000	2,756,812
Teck Resources Ltd.
01/15/17	3.150%	1,000,000	1,031,100
Vale Overseas Ltd.
09/15/19	5.625%	3,240,000	3,618,021
09/15/20	4.625%	1,650,000	1,740,933
Vale SA Senior Unsecured
09/11/42	5.625%	390,000	381,583
Total			22,247,321
Midstream 2.0%
Access Midstream Partners LP/Finance Corp.
04/15/21	5.875%	5,470,000	5,770,850

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
AmeriGas Partners LP/Finance Corp. Senior Unsecured
08/20/19	6.250%	$2,960,000	$3,041,400
El Paso Pipeline Partners Operating Co. LLC
04/01/20	6.500%	1,870,000	2,140,112
Enbridge Energy Partners LP Senior Unsecured
03/15/20	5.200%	1,620,000	1,801,562
Enbridge, Inc. Senior Unsecured
06/10/44	4.500%	1,070,000	1,041,850
Energy Transfer Equity LP Senior Secured
10/15/20	7.500%	1,662,000	1,848,975
Energy Transfer Partners LP
Senior Unsecured
10/01/20	4.150%	2,140,000	2,222,219
02/01/22	5.200%	753,000	807,363
02/01/23	3.600%	1,270,000	1,236,219
02/01/42	6.500%	900,000	1,024,802
Enterprise Products Operating LLC
06/01/15	3.700%	1,000,000	1,020,156
09/01/20	5.200%	2,550,000	2,863,354
03/15/44	4.850%	1,000,000	1,015,752
Enterprise Products Operating LLC (c)
01/15/68	7.034%	2,020,000	2,282,600
Kinder Morgan Energy Partners LP
Senior Unsecured
09/15/20	5.300%	900,000	990,325
09/01/22	3.950%	2,870,000	2,849,161
09/01/39	6.500%	1,650,000	1,839,930
Kinder Morgan, Inc. Senior Unsecured
06/01/18	7.250%	1,740,000	1,982,208
Magellan Midstream Partners LP
Senior Unsecured
07/15/19	6.550%	1,480,000	1,738,959
10/15/43	5.150%	400,000	432,470
MarkWest Energy Partners LP/Finance Corp.
11/01/20	6.750%	714,000	753,270
08/15/21	6.500%	890,000	936,725
07/15/23	4.500%	3,530,000	3,424,100
NiSource Finance Corp.
12/01/21	4.450%	849,000	911,185
02/01/45	5.650%	1,150,000	1,307,240
Plains All American Pipeline LP/Finance Corp. Senior Unsecured
06/01/22	3.650%	2,330,000	2,370,505
Suburban Propane Partners LP/Energy Finance Corp. Senior Unsecured
03/15/20	7.375%	2,000,000	2,090,000
Sunoco Logistics Partners Operations LP
01/15/23	3.450%	2,165,000	2,099,831

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Midstream (continued)
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	$2,140,000	$2,054,400
TransCanada PipeLines Ltd Senior Unsecured
08/01/22	2.500%	1,800,000	1,706,382
Williams Companies, Inc. (The)
Senior Unsecured
01/15/23	3.700%	1,250,000	1,180,779
06/24/44	5.750%	810,000	795,859
Williams Partners LP
Senior Unsecured
02/15/15	3.800%	250,000	252,771
11/15/20	4.125%	1,920,000	2,010,123
Total			59,843,437
Natural Gas 0.1%
Sempra Energy
Senior Unsecured
06/01/16	6.500%	1,500,000	1,636,679
10/01/22	2.875%	1,830,000	1,784,826
Total			3,421,505
Office REIT 0.2%
Boston Properties LP Senior Unsecured
06/01/15	5.000%	755,000	777,178
Kilroy Realty LP
01/15/23	3.800%	2,510,000	2,513,805
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	1,020,000	1,086,063
SL Green Realty Corp. Senior Unsecured
03/15/20	7.750%	1,615,000	1,920,183
Total			6,297,229
Oil Field Services 0.4%
Ensco PLC
Senior Unsecured
03/15/16	3.250%	1,630,000	1,679,009
03/15/21	4.700%	3,060,000	3,212,997
Schlumberger Investment SA
12/01/23	3.650%	1,000,000	1,034,830
Transocean, Inc.
12/15/16	5.050%	560,000	596,906
10/15/17	2.500%	2,030,000	2,029,767
11/15/20	6.500%	900,000	956,314
12/15/21	6.375%	530,000	563,756
Weatherford International Ltd.
04/15/22	4.500%	1,660,000	1,728,248
Total			11,801,827

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.
03/15/17	3.500%	$3,030,000	$2,999,700
Other Industry 0.1%
Belden, Inc. (b)
07/15/24	5.250%	2,234,000	2,139,055
Johns Hopkins University Senior Unsecured
07/01/53	4.083%	500,000	497,930
Total			2,636,985
Other REIT 0.2%
Digital Realty Trust LP
07/15/15	4.500%	1,000,000	1,019,901
Hospitality Properties Trust
Senior Unsecured
03/15/24	4.650%	2,700,000	2,736,242
03/15/25	4.500%	1,670,000	1,649,701
Total			5,405,844
Packaging 0.3%
Ball Corp.
09/15/20	6.750%	1,760,000	1,837,000
11/15/23	4.000%	3,830,000	3,561,900
Crown Americas LLC/Capital Corp. III
02/01/21	6.250%	4,000,000	4,200,000
Crown Americas LLC/Capital Corp. IV
01/15/23	4.500%	790,000	746,550
Total			10,345,450
Paper 0.3%
Domtar Corp.
04/01/22	4.400%	1,430,000	1,456,012
Georgia-Pacific LLC (b)
11/01/20	5.400%	3,000,000	3,389,958
International Paper Co. Senior Unsecured
11/15/41	6.000%	1,470,000	1,672,135
Rock-Tenn Co.
03/01/20	3.500%	1,430,000	1,453,862
03/01/23	4.000%	2,415,000	2,451,556
Total			10,423,523
Pharmaceuticals 1.3%
AbbVie, Inc.
Senior Unsecured
11/06/17	1.750%	3,000,000	2,989,773
11/06/22	2.900%	1,050,000	1,003,929
11/06/42	4.400%	1,680,000	1,578,310
Actavis, Inc.
Senior Unsecured
10/01/17	1.875%	2,258,000	2,238,541

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Pharmaceuticals (continued)
10/01/22	3.250%	$1,590,000	$1,533,622
10/01/42	4.625%	850,000	776,687
Amgen, Inc.
Senior Unsecured
05/15/17	2.125%	1,640,000	1,669,212
06/01/17	5.850%	950,000	1,058,212
06/15/21	4.100%	2,040,000	2,169,740
05/15/43	5.375%	2,100,000	2,287,156
Bristol-Myers Squibb Co. Senior Unsecured
08/01/42	3.250%	1,000,000	837,075
Celgene Corp. Senior Unsecured
08/15/22	3.250%	1,250,000	1,241,575
Forest Laboratories, Inc. Senior Unsecured (b)
02/15/21	4.875%	3,830,000	4,085,767
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	2,920,000	3,187,203
GlaxoSmithKline Capital PLC
05/08/22	2.850%	1,240,000	1,215,612
Mallinckrodt International Finance SA
04/15/18	3.500%	3,000,000	2,902,500
Merck & Co., Inc.
Senior Unsecured
09/15/22	2.400%	1,495,000	1,426,560
09/15/42	3.600%	300,000	272,657
Perrigo Co. PLC (b)
11/15/23	4.000%	1,350,000	1,373,444
Roche Holdings, Inc. (b)
03/01/19	6.000%	1,351,000	1,565,679
09/30/24	3.350%	1,010,000	1,011,876
03/01/39	7.000%	850,000	1,189,215
Sanofi Senior Unsecured
03/29/21	4.000%	872,000	936,490
Valeant Pharmaceuticals International, Inc. (b)
08/15/18	6.750%	2,300,000	2,426,500
Total			40,977,335
Property & Casualty 0.4%
Allstate Corp. (The)
Senior Unsecured
06/15/43	4.500%	500,000	511,854
Allstate Corp. (The) (c)
Subordinated Notes
08/15/53	5.750%	1,010,000	1,075,650
Berkshire Hathaway Finance Corp.
05/15/22	3.000%	1,000,000	997,765

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Property & Casualty (continued)
Berkshire Hathaway, Inc. Senior Unsecured
02/11/43	4.500%	$1,740,000	$1,766,768
Liberty Mutual Group, Inc. (b)
05/01/22	4.950%	1,430,000	1,539,525
08/01/44	4.850%	1,360,000	1,352,634
Markel Corp.
Senior Unsecured
07/01/22	4.900%	2,110,000	2,298,636
03/30/23	3.625%	860,000	854,852
Travelers Companies, Inc. (The) Senior Unsecured
08/01/43	4.600%	1,000,000	1,048,541
WR Berkley Corp.
Senior Unsecured
03/15/22	4.625%	1,290,000	1,379,382
08/01/44	4.750%	780,000	770,253
Total			13,595,860
Railroads 0.4%
Burlington Northern Santa Fe LLC
Senior Unsecured
09/01/20	3.600%	1,881,000	1,976,421
03/01/41	5.050%	700,000	751,859
09/15/41	4.950%	1,650,000	1,773,676
03/15/43	4.450%	1,180,000	1,172,592
CSX Corp.
Senior Unsecured
06/01/21	4.250%	1,110,000	1,201,693
11/01/23	3.700%	2,020,000	2,081,806
Norfolk Southern Corp.
Senior Unsecured
04/01/18	5.750%	1,280,000	1,447,287
12/01/21	3.250%	1,200,000	1,223,278
Union Pacific Corp. Senior Unsecured
09/15/41	4.750%	610,000	658,749
Total			12,287,361
Refining 0.2%
Marathon Petroleum Corp. Senior Unsecured
03/01/16	3.500%	1,500,000	1,551,747
Phillips 66
04/01/22	4.300%	3,100,000	3,291,056
Tesoro Corp.
10/01/22	5.375%	800,000	804,000
Total			5,646,803
Retail REIT 0.1%
DDR Corp. Senior Unsecured
04/15/18	4.750%	2,860,000	3,085,336

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Retail REIT (continued)
Realty Income Corp. Senior Unsecured
10/15/26	4.125%	$750,000	$747,661
Total			3,832,997
Retailers 0.9%
CVS Health Corp. Senior Unsecured
12/01/22	2.750%	1,730,000	1,650,666
Hanesbrands, Inc.
12/15/20	6.375%	2,680,000	2,819,360
Home Depot, Inc. (The) Senior Unsecured
04/01/41	5.950%	2,590,000	3,226,562
L Brands, Inc. Senior Unsecured
07/15/17	6.900%	920,000	1,017,750
Macy’s Retail Holdings, Inc.
12/01/16	5.900%	438,000	481,582
Macys Retail Holdings, Inc.
06/01/24	3.625%	2,800,000	2,769,992
PVH Corp. Senior Unsecured
12/15/22	4.500%	3,570,000	3,489,675
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	4,865,000	5,156,900
Target Corp. Senior Unsecured
07/01/42	4.000%	1,920,000	1,781,795
Wal-Mart Stores, Inc.
Senior Unsecured
04/01/40	5.625%	3,500,000	4,242,196
04/22/44	4.300%	500,000	502,959
Total			27,139,437
Supermarkets 0.2%
Delhaize Group SA
04/10/19	4.125%	1,600,000	1,684,112
10/01/40	5.700%	880,000	933,980
Kroger Co. (The)
08/15/17	6.400%	1,600,000	1,808,592
Senior Unsecured
01/15/21	3.300%	1,880,000	1,906,138
Total			6,332,822
Technology 1.0%
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	830,000	1,000,279
Dell, Inc.
Senior Unsecured
09/10/15	2.300%	940,000	944,700

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Technology (continued)
04/01/16	3.100%	$390,000	$392,925
Equifax, Inc. Senior Unsecured
12/15/22	3.300%	1,600,000	1,574,189
Fidelity National Information Services, Inc.
03/15/22	5.000%	1,160,000	1,222,402
04/15/23	3.500%	1,066,000	1,050,681
Hewlett-Packard Co. Senior Unsecured
06/01/21	4.300%	2,910,000	3,090,184
International Business Machines Corp. Senior Unsecured
08/01/23	3.375%	1,700,000	1,716,431
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	2,170,000	2,394,317
Jabil Circuit, Inc.
Senior Unsecured
07/15/16	7.750%	1,910,000	2,101,000
12/15/20	5.625%	440,000	474,100
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	2,630,000	2,513,499
07/15/23	3.625%	2,690,000	2,760,688
07/08/24	3.400%	1,000,000	996,852
Pitney Bowes, Inc. Senior Unsecured
03/15/24	4.625%	2,826,000	2,864,598
Sanmina Corp. Senior Secured (b)
06/01/19	4.375%	2,000,000	1,960,000
Seagate HDD Cayman
06/01/23	4.750%	2,870,000	2,891,525
Seagate HDD (b)
11/15/18	3.750%	750,000	765,000
Xerox Corp. Senior Unsecured
03/15/17	2.950%	840,000	869,418
Total			31,582,788
Tobacco 0.2%
Altria Group, Inc.
08/09/22	2.850%	3,230,000	3,093,810
Philip Morris International, Inc. Senior Unsecured
05/17/21	4.125%	1,870,000	2,019,273
Total			5,113,083
Transportation Services 0.2%
Hertz Corp. (The)
04/01/18	4.250%	1,500,000	1,473,750
04/15/19	6.750%	3,000,000	3,093,750

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Transportation Services (continued)
Penske Truck Leasing Co. LP/Finance Corp. Senior Unsecured (b)
07/17/18	2.875%	$1,830,000	$1,872,529
Total			6,440,029
Wireless 0.8%
America Movil SAB de CV
03/30/20	5.000%	1,030,000	1,127,139
Senior Unsecured
07/16/22	3.125%	2,420,000	2,350,014
American Tower Corp. Senior Unsecured
09/01/20	5.050%	1,350,000	1,463,979
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
12/15/17	2.381%	1,810,000	1,831,034
04/15/23	3.849%	1,960,000	1,927,932
Crown Castle International Corp. Senior Unsecured
01/15/23	5.250%	2,810,000	2,785,413
Sprint Communications, Inc.
Senior Unsecured
12/01/16	6.000%	1,550,000	1,630,406
Sprint Communications, Inc. (b)
11/15/18	9.000%	3,730,000	4,312,812
T-Mobile USA, Inc.
04/28/19	6.464%	3,160,000	3,282,450
Vodafone Group PLC Senior Unsecured
02/27/17	5.625%	2,170,000	2,378,646
Total			23,089,825
Wirelines 1.8%
AT&T, Inc.
Senior Unsecured
08/15/21	3.875%	3,080,000	3,228,373
12/01/22	2.625%	1,500,000	1,418,978
02/15/39	6.550%	2,450,000	3,072,476
12/15/42	4.300%	2,020,000	1,846,005
British Telecommunications PLC Senior Unsecured
01/15/18	5.950%	3,115,000	3,515,813
CenturyLink, Inc.
Senior Unsecured
04/01/17	6.000%	1,420,000	1,527,210
09/15/19	6.150%	1,505,000	1,610,350
Deutsche Telekom International Finance BV
08/20/18	6.750%	2,370,000	2,767,091
Deutsche Telekom International Finance BV (b)
03/06/17	2.250%	940,000	956,863
Embarq Corp. Senior Unsecured
06/01/36	7.995%	1,100,000	1,188,990

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
Wirelines (continued)
Frontier Communications Corp. Senior Unsecured
04/15/17	8.250%	$3,485,000	$3,868,350
Orange SA Senior Unsecured
09/14/21	4.125%	1,940,000	2,047,486
Telecom Italia Capital SA
06/04/18	6.999%	2,430,000	2,733,750
09/30/34	6.000%	1,210,000	1,184,288
Telecom Italia SpA Senior Unsecured (b)
05/30/24	5.303%	1,100,000	1,078,693
Telefonica Emisiones SAU
02/16/21	5.462%	2,410,000	2,675,186
Verizon Communications, Inc.
Senior Unsecured
09/14/18	3.650%	2,930,000	3,087,154
09/15/20	4.500%	1,430,000	1,547,051
09/15/23	5.150%	3,870,000	4,285,518
03/15/34	5.050%	3,830,000	4,057,923
11/01/41	4.750%	2,090,000	2,094,947
09/15/43	6.550%	1,408,000	1,759,144
Verizon Communications, Inc. (b)
Senior Unsecured
08/21/46	4.862%	2,761,000	2,768,816
08/21/54	5.012%	1,412,000	1,418,703
Windstream Corp.
11/01/17	7.875%	490,000	543,900
Total			56,283,058
Total Corporate Bonds & Notes (Cost: $1,032,964,900)			$1,049,029,216

Residential Mortgage-Backed Securities - Agency 29.6%
Federal Home Loan Mortgage Corp. (c)(e)
06/01/43	1.739%	2,180,116	2,208,177
05/01/43	1.841%	4,784,275	4,863,728
02/01/43	1.966%	2,961,101	3,035,051
12/01/42	2.084%	7,355,046	7,405,033
10/01/36	2.260%	3,562,897	3,802,679
02/01/43	2.348%	6,554,174	6,532,177
07/01/36	2.375%	5,817,022	6,214,530
12/01/35	2.395%	4,684,293	5,031,708
07/01/36	2.411%	4,906,597	5,248,500
05/01/41	2.553%	933,849	981,807
04/01/42	2.870%	806,485	827,253
07/01/40	3.236%	1,316,985	1,394,432
07/01/41	3.299%	3,560,403	3,741,649
07/01/40	3.554%	1,138,853	1,213,552
02/01/41	3.794%	1,495,395	1,572,846
07/01/41	3.801%	2,465,657	2,590,615
04/01/37	3.994%	4,211,081	4,431,272
09/01/40	4.075%	1,649,553	1,741,161
07/01/41	4.338%	3,219,483	3,385,741

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
07/01/38	5.126%	$1,299,899	$1,384,896
05/01/35	5.210%	523,224	547,947
04/01/38	5.395%	2,161,904	2,295,807
02/01/38	5.773%	3,848,812	4,081,336
06/01/38	5.943%	3,188,994	3,382,789
08/01/36	6.122%	1,650,813	1,757,884
CMO Series 2684 Class FP
01/15/33	0.654%	1,825,387	1,834,389
Federal Home Loan Mortgage Corp. (e)
11/01/22- 06/01/33	5.000%	2,914,944	3,173,507
03/01/34- 08/01/38	5.500%	6,484,875	7,271,930
02/01/38	6.000%	2,189,202	2,469,173
Federal National Mortgage Association (c)(e)
06/01/37	1.897%	3,408,611	3,623,800
06/01/35	1.940%	24,398,410	25,963,986
03/01/39	2.268%	4,594,317	4,917,346
03/01/38	2.319%	5,344,727	5,723,618
04/01/42	2.708%	4,241,575	4,327,031
08/01/41	3.075%	3,208,346	3,346,880
09/01/41	3.358%	1,350,412	1,401,354
08/01/40	3.756%	1,494,070	1,570,019
03/01/40	3.837%	1,430,455	1,523,459
10/01/40	3.923%	2,853,584	3,001,854
06/01/38	5.292%	2,070,193	2,205,130
11/01/37	6.034%	389,466	420,082
CMO Series 2005-106 Class UF
11/25/35	0.455%	3,234,191	3,255,314
CMO Series 2006-43 Class FM
06/25/36	0.455%	1,178,556	1,181,334
CMO Series 2007-36 Class FB
04/25/37	0.555%	4,562,026	4,593,978
Federal National Mortgage Association (d)(e)
10/14/44	3.000%	32,000,000	31,544,998
10/14/44	3.500%	87,500,000	89,434,573
10/14/44	4.000%	82,000,000	86,412,625
10/14/44	4.500%	83,850,000	90,466,285
10/14/44	5.000%	70,000,000	77,234,059
10/10/43	5.500%	45,000,000	50,113,485
Federal National Mortgage Association (e)
10/01/41- 05/01/42	3.500%	13,404,150	13,726,333
10/01/40- 08/01/41	4.000%	16,259,490	17,233,243
07/01/33- 11/01/40	4.500%	26,526,097	28,949,974
07/01/31- 08/01/39	5.000%	39,223,766	43,555,761
04/01/33- 01/01/39	5.500%	25,486,714	28,539,000
12/01/33- 09/01/37	6.000%	11,916,429	13,538,572
08/01/18- 05/01/39	6.500%	2,033,432	2,291,082
Government National Mortgage Association (d)(e)
10/23/44	4.000%	48,000,000	50,913,744
Government National Mortgage Association (e)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
06/20/42- 07/20/42	3.500%	$15,381,512	$15,928,883
07/15/40- 11/20/40	4.000%	24,970,870	26,567,220
02/15/40- 06/15/41	4.500%	43,989,901	48,277,397
07/20/39- 10/20/40	5.000%	23,080,174	25,663,951
Total Residential Mortgage-Backed Securities - Agency (Cost: $891,956,067)			$901,867,939

Residential Mortgage-Backed Securities - Non-Agency 7.5%
Banc of America Mortgage Trust (e)
CMO Series 2004-7 Class 7A1
08/25/19	5.000%	296,376	303,146
CMO Series 2005-1 Class 1A15
02/25/35	5.500%	2,373,299	2,470,631
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2006-1 Class A1 (c)(e)
02/25/36	2.369%	1,460,256	1,469,707
Citicorp Mortgage Securities Trust CMO Series 2007-8 Class 1A3 (e)
09/25/37	6.000%	845,876	883,978
Citigroup Mortgage Loan Trust, Inc. (c)(e)
CMO Series 2004-UST1 Class A4
08/25/34	2.181%	1,842,562	1,838,051
CMO Series 2005-4 Class A
08/25/35	5.212%	1,843,481	1,822,618
Countrywide Home Loan Mortgage Pass-Through Trust (e)
CMO Series 2003-35 Class 1A3
09/25/18	5.000%	568,980	584,120
CMO Series 2004-4 Class A19
05/25/34	5.250%	1,487,856	1,563,081
CMO Series 2004-5 Class 2A4
05/25/34	5.500%	404,318	431,252
Credit Suisse First Boston Mortgage Securities Corp. CMO Series 2003-AR28 Class 2A1 (c)(e)
12/25/33	2.534%	719,076	719,688
First Horizon Mortgage Pass-Through Trust (c)(e)
CMO Series 2005-AR3 Class 4A1
08/25/35	5.149%	1,724,647	1,689,799
CMO Series 2006-AR4 Class 1A2
01/25/37	2.542%	4,416,613	3,831,319
GSR Mortgage Loan Trust (c)(e)
CMO Series 2005-AR6 Class 2A1
09/25/35	2.660%	4,401,603	4,438,396
GSR Mortgage Loan Trust (e)
Series 2005-6F Class 1A5
07/25/35	5.250%	5,214,515	5,386,120
JPMorgan Mortgage Trust (c)(e)
CMO Series 2005-A4 Class 1A1
07/25/35	5.235%	2,959,140	2,996,641

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2005-A4 Class 2A1
07/25/35	2.564%	$2,098,962	$2,118,398
CMO Series 2005-S2 Class 3A1
02/25/32	6.936%	1,530,931	1,561,670
CMO Series 2006-A3 Class 7A1
04/25/35	2.645%	3,275,224	3,228,011
JPMorgan Mortgage Trust (e)
CMO Series 2004-S2 Class 1A3
11/25/19	4.750%	559,254	563,066
MASTR Adjustable Rate Mortgages Trust CMO Series 2004-13 Class 3A7 (c)(e)
11/21/34	2.635%	3,528,744	3,600,208
Morgan Stanley Mortgage Loan Trust Series 2004-8AR Class 4A2 (c)(e)
10/25/34	2.429%	2,939,857	2,946,357
PHH Mortgage Capital Trust CMO Series 2007-6 Class A1 (c)(e)
12/18/37	5.558%	659,675	664,067
Provident Funding Mortgage Loan Trust CMO Series 2005-1 Class 2A1 (c)(e)
05/25/35	2.495%	1,743,922	1,725,428
Sequoia Mortgage Trust (b)(c)(e)
CMO Series 2013-12 Class A1
12/25/43	4.000%	4,846,588	5,010,538
Sequoia Mortgage Trust (c)(e)
CMO Series 2012-1 Class 1A1
01/25/42	2.865%	916,103	905,631
Structured Adjustable Rate Mortgage Loan Trust CMO Series 2004-8 Class 2A1 (c)(e)
07/25/34	2.392%	7,512,765	7,561,689
WaMu Mortgage Pass-Through Certificates Trust CMO Series 2003-S11 Class 3A5 (e)
11/25/33	5.950%	677,168	722,137
Wells Fargo Mortgage-Backed Securities Trust (c)(e)
CMO Series 2004-A Class A1
02/25/34	2.637%	776,655	785,482
CMO Series 2004-K Class 2A6
07/25/34	2.615%	1,420,040	1,425,729
CMO Series 2004-Z Class 2A2
12/25/34	2.615%	6,144,770	6,254,442
CMO Series 2005-AR10 Class 2A17
06/25/35	2.614%	10,224,496	10,330,003
CMO Series 2005-AR14 Class A1
08/25/35	5.353%	1,114,996	1,111,615
CMO Series 2005-AR16 Class 3A2
03/25/35	2.613%	5,615,269	5,680,619
CMO Series 2005-AR2 Class 3A1
03/25/35	2.613%	2,151,568	2,090,367
CMO Series 2005-AR8 Class 2A1
06/25/35	2.600%	600,568	604,834
CMO Series 2006-AR10 Class 2A1
07/25/36	2.609%	3,000,469	2,933,184
CMO Series 2006-AR10 Class 4A1
07/25/36	2.610%	9,474,152	8,659,574
CMO Series 2006-AR16 Class A1
10/25/36	2.491%	10,543,002	9,868,007

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2006-AR19 Class A1
12/25/36	5.453%	$7,247,824	$7,197,307
CMO Series 2006-AR5 Class 2A1
04/25/36	2.615%	12,395,343	11,890,642
CMO Series 2007-AR10 Class 1A1
01/25/38	6.107%	1,022,831	1,028,992
Series 2006-AR1 Class 1A1
03/25/36	5.561%	10,044,477	9,804,695
Series 2006-AR10 Class 5A4
07/25/36	2.612%	4,127,920	4,035,384
Series 2006-AR10 Class 5A5
07/25/36	2.612%	4,298,259	4,201,904
Series 2006-AR10 Class 5A6
07/25/36	2.612%	4,395,916	4,297,373
Series 2006-AR12 Class 1A1
09/25/36	2.494%	4,237,931	4,027,496
Series 2006-AR14 Class 2A1
10/25/36	2.626%	5,886,670	5,535,566
Series 2006-AR2 Class 2A3
03/25/36	2.615%	2,815,424	2,819,931
Wells Fargo Mortgage-Backed Securities Trust (e)
CMO Series 2004-4 Class A9
05/25/34	5.500%	1,512,401	1,557,276
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	1,528,030	1,551,072
CMO Series 2005-17 Class 1A1
01/25/36	5.500%	346,301	355,094
CMO Series 2005-5 Class 1A1
05/25/20	5.000%	197,017	201,004
CMO Series 2005-9 Class 1A11
10/25/35	5.500%	2,037,980	2,130,788
CMO Series 2005-9 Class 2A9
10/25/35	5.250%	2,092,170	2,178,026
CMO Series 2006-10 Class A4
08/25/36	6.000%	1,629,529	1,717,972
CMO Series 2006-13 Class A5
10/25/36	6.000%	5,074,395	5,271,033
CMO Series 2006-14 Class A1
10/25/36	6.000%	796,780	801,527
CMO Series 2006-8 Class A10
07/25/36	6.000%	5,957,472	6,033,412
CMO Series 2006-8 Class A9
07/25/36	6.000%	7,518,545	7,614,384
CMO Series 2007-11 Class A3
08/25/37	6.000%	1,830,036	1,825,215
CMO Series 2007-13 Class A1
09/25/37	6.000%	7,774,914	7,912,577
CMO Series 2007-14 Class 2A2
10/25/22	5.500%	2,490,787	2,573,431
CMO Series 2007-15 Class A1
11/25/37	6.000%	2,913,864	2,923,861
CMO Series 2007-16 Class 1A1
12/28/37	6.000%	1,356,390	1,400,478
CMO Series 2007-3 Class 3A1
04/25/22	5.500%	390,216	402,716
CMO Series 2007-9 Class 1A8
07/25/37	5.500%	635,318	643,209

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2008-1 Class 4A1
02/25/38	5.750%	$3,535,403	$3,711,756
Series 2007-12 Class A7
09/25/37	5.500%	3,873,064	3,968,872
Series 2007-8 Class 2A2
07/25/37	6.000%	7,805,067	7,711,820
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $227,210,469)			$228,104,416

Commercial Mortgage-Backed Securities - Agency 0.6%
Federal National Mortgage Association Series 2014-M3 Class ASQ2 (e)
03/25/16	0.558%	17,650,000	17,636,180
Total Commercial Mortgage-Backed Securities - Agency (Cost: $17,649,872)			$17,636,180

Commercial Mortgage-Backed Securities - Non-Agency 6.9%
BAMLL Commercial Mortgage Securities Trust Series 2012-PARK Class A (b)(e)
12/10/30	2.959%	13,285,000	13,071,085
BB-UBS Trust Series 2012-SHOW Class A (b)(e)
11/05/36	3.430%	9,200,000	9,064,515
Banc of America Merrill Lynch Commercial Mortgage, Inc. (c)(e)
Series 2005-5 Class A4
10/10/45	5.115%	5,396,577	5,527,029
Series 2005-5 Class AM
10/10/45	5.176%	2,850,000	2,970,521
Commercial Mortgage Pass-Through Certificates Series 2014-LC17 Class B (c)(e)
10/10/47	4.490%	9,400,000	9,762,802
Commercial Mortgage Trust (b)(c)(e)
Series 2014-BBG Class A
03/15/29	0.954%	12,200,000	12,207,662
Commercial Mortgage Trust (c)(e)
Series 2014-CR15 Class B
02/10/47	4.870%	8,675,000	9,306,462
Series 2014-UBS5 Class B
09/10/47	4.514%	14,225,000	14,708,450
GS Mortgage Securities Corp. II (e)
Series 2005-GG4 Class A4
07/10/39	4.761%	7,169,156	7,243,299
Series 2005-GG4 Class A4A
07/10/39	4.751%	10,287,325	10,366,558
GS Mortgage Securities Corp. Trust Series 2012-ALOH Class B (b)(e)
04/10/34	4.049%	7,980,000	8,334,631

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
GS Mortgage Securities Trust Series 2012-ALOH Class C (b)(c)(e)
04/10/34	4.267%	$4,600,000	$4,755,020
Greenwich Capital Commercial Funding Corp. (c)(e)
Series 2005-GG3 Class A4
08/10/42	4.799%	1,504,696	1,507,619
Series 2005-GG3 Class AJ
08/10/42	4.859%	1,900,000	1,910,819
Irvine Core Office Trust (b)(c)(e)
Series 2013-IRV Class A2
05/15/48	3.279%	13,000,000	12,888,876
Irvine Core Office Trust (b)(e)
Series 2013-IRV Class A1
05/15/48	2.068%	3,270,475	3,210,357
JPMBB Commercial Mortgage Securities Trust Series 2014-C21 Class B (c)(e)
08/15/47	4.341%	4,250,000	4,347,553
JPMorgan Chase Commercial Mortgage Securities Trust (c)(e)
Series 2013-C16 Class C
12/15/46	5.175%	5,440,000	5,718,827
JPMorgan Chase Commercial Mortgage Securities Trust (e)
Series 2013-C16 Class A4
12/15/46	4.166%	2,675,000	2,844,988
Series 2013-C16 Class AS
12/15/46	4.517%	4,800,000	5,135,498
LB-UBS Commercial Mortgage Trust (c)(e)
Series 2004-C8 Class AJ
12/15/39	4.858%	1,250,000	1,254,886
Series 2005-C5 Class AM
09/15/40	5.017%	7,000,000	7,213,010
Series 2005-C7 Class AM
11/15/40	5.263%	5,130,000	5,354,504
LB-UBS Commercial Mortgage Trust (e)
Series 2004-C1 Class A4
01/15/31	4.568%	660,708	670,490
Series 2005-C2 Class A4
04/15/30	4.998%	1,639,972	1,645,550
Morgan Stanley Bank of America Merrill Lynch Trust (c)(e)
Series 2012-C6 Class C
11/15/45	4.536%	3,510,000	3,616,423
Morgan Stanley Bank of America Merrill Lynch Trust (e)
Series 2012-C6 Class AS
11/15/45	3.476%	5,400,000	5,416,664
Morgan Stanley Capital I Trust (b)(c)(e)
Series 2014-CPT Class C
07/13/29	3.560%	6,550,000	6,604,404
Morgan Stanley Capital I Trust (e)
Series 2005-T17 Class A5
12/13/41	4.780%	8,302,960	8,323,717
Series 2005-T19 Class A4A
06/12/47	4.890%	13,683,254	13,924,695
VNDO Mortgage Trust (b)(c)(e)
Series 2013-PENN Class D
12/13/29	4.079%	4,500,000	4,531,001
VNDO Mortgage Trust (b)(e)
Series 2013-PENN Class A
12/13/29	3.808%	5,500,000	5,763,332

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Wachovia Bank Commercial Mortgage Trust Series 2004-C15 Class A4 (e)
10/15/41	4.803%	$2,160,098	$2,157,962
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $212,411,451)			$211,359,209

Asset-Backed Securities - Non-Agency 3.7%
Avis Budget Rental Car Funding AESOP LLC (b)
Series 2010-5A Class A
03/20/17	3.150%	16,200,000	16,652,450
Series 2012-1A Class A
08/20/16	2.054%	6,700,000	6,753,053
Barclays Dryrock Issuance Trust Series 2014-1 Class A (c)
12/16/19	0.514%	7,825,000	7,827,619
CNH Equipment Trust Series 2014-B Class A2
08/15/17	0.480%	9,975,000	9,972,626
Chase Issuance Trust Series 2007-B1 Class B1 (c)
04/15/19	0.404%	8,450,000	8,411,933
Harley-Davidson Motorcycle Trust Series 2014-1 Class A2B (c)
04/15/18	0.324%	12,228,342	12,227,731
Hertz Fleet Lease Funding LP (b)(c)
Series 2013-3 Class A
12/10/27	0.704%	7,200,000	7,214,059
Series 2014-1 Class A
04/10/28	0.554%	13,175,000	13,175,422
Hilton Grand Vacations Trust (b)
Series 2013-A Class A
01/25/26	2.280%	8,392,472	8,437,415
Series 2014-AA Class A
11/25/26	1.770%	10,028,460	9,946,839
Series 2014-AA Class B
11/25/26	2.070%	6,399,557	6,319,658
TAL Advantage V LLC Series 2013-2A Class A (b)
11/20/38	3.550%	4,583,333	4,631,280
U.S. Airways Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A
05/15/27	3.950%	1,690,000	1,702,675
Total Asset-Backed Securities - Non-Agency (Cost: $113,518,446)			$113,272,760

U.S. Treasury Obligations 9.8%
U.S. Treasury
10/15/14	0.500%	34,000,000	34,005,551
01/31/15	2.250%	20,000,000	20,145,320

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
03/15/15	0.375%	$20,000,000	$20,029,680
05/31/15	0.250%	60,000,000	60,075,000
06/30/15	1.875%	45,000,000	45,602,910
11/15/15	0.375%	30,000,000	30,060,930
06/30/16	1.500%	2,000,000	2,035,390
07/31/16	1.500%	19,200,000	19,541,242
11/30/16	0.875%	4,800,000	4,817,626
07/31/17	2.375%	4,100,000	4,252,471
10/31/17	1.875%	3,500,000	3,576,562
01/31/18	0.875%	11,000,000	10,854,767
08/31/19	1.625%	25,000,000	24,828,125
02/15/40	4.625%	800,000	1,013,250
05/15/41	4.375%	1,200,000	1,471,874
11/15/42	2.750%	2,800,000	2,560,687
05/15/43	2.875%	3,150,000	2,950,172
U.S. Treasury (d)
09/30/21	2.125%	10,000,000	9,937,500
Total U.S. Treasury Obligations (Cost: $297,670,993)			$297,759,057

U.S. Government & Agency Obligations 1.4%
Federal National Mortgage Association
09/06/24	2.625%	5,380,000	5,292,166
11/15/30	6.625%	27,260,000	38,735,070
Total U.S. Government & Agency Obligations (Cost: $41,777,864)			$44,027,236

Foreign Government Obligations(a)(f) 14.1%
BELGIUM 7.2%
Belgium Government Bond
Senior Unsecured
09/28/22	4.250%	EUR113,545,000	180,611,546
06/22/45	3.750%	EUR23,803,000	38,795,390
Total			219,406,936
BRAZIL 0.5%
Brazilian Government International Bond
Senior Unsecured
01/15/19	5.875%	2,670,000	3,003,750
01/22/21	4.875%	1,870,000	1,985,950
01/05/23	2.625%	2,520,000	2,268,000
01/07/25	4.250%	920,000	910,800
Petrobras International Finance Co. SA
01/20/20	5.750%	2,140,000	2,251,730
01/27/21	5.375%	3,470,000	3,518,024
Total			13,938,254
CHILE 0.1%
Chile Government International Bond
Senior Unsecured
09/14/21	3.250%	1,600,000	1,640,000
10/30/42	3.625%	800,000	702,000
Total			2,342,000

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
COLOMBIA 0.2%
Colombia Government International Bond
Senior Unsecured
07/12/21	4.375%	$3,450,000	$3,648,375
01/18/41	6.125%	980,000	1,141,837
Ecopetrol SA Senior Unsecured
01/16/25	4.125%	840,000	812,700
Total			5,602,912
GERMANY 0.1%
KFW Government Guaranteed
10/04/22	2.000%	2,000,000	1,929,024
ITALY 0.1%
Republic of Italy Senior Unsecured
09/27/23	6.875%	1,900,000	2,424,609
MEXICO 0.6%
Mexico Government International Bond
Senior Unsecured
01/15/17	5.625%	655,000	714,933
03/19/19	5.950%	4,720,000	5,387,880
01/15/20	5.125%	2,370,000	2,630,700
01/11/40	6.050%	1,210,000	1,427,800
03/08/44	4.750%	3,940,000	3,910,450
Pemex Project Funding Master Trust
03/05/20	6.000%	1,635,000	1,859,812
Petroleos Mexicanos
01/24/22	4.875%	960,000	1,020,000
01/30/23	3.500%	670,000	641,860
06/15/35	6.625%	470,000	545,435
06/02/41	6.500%	850,000	983,195
06/27/44	5.500%	700,000	714,140
Total			19,836,205
NETHERLANDS —%
Petrobras Global Finance BV
05/20/43	5.625%	1,200,000	1,062,917
NORWAY 2.9%
Norway Government Bond
05/25/21	3.750%	NOK494,000,000	85,365,753
Statoil ASA
01/17/23	2.450%	2,750,000	2,624,479
05/15/43	3.950%	540,000	514,666
11/08/43	4.800%	590,000	639,289
Total			89,144,187

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(f) (continued)
PERU 0.1%
Peruvian Government International Bond
Senior Unsecured
03/14/37	6.550%	$780,000	$982,800
11/18/50	5.625%	1,540,000	1,740,200
Total			2,723,000
PHILIPPINES 0.2%
Philippine Government International Bond
Senior Unsecured
01/15/21	4.000%	2,640,000	2,781,900
10/23/34	6.375%	1,880,000	2,368,800
Total			5,150,700
POLAND 0.1%
Poland Government International Bond
Senior Unsecured
04/21/21	5.125%	1,095,000	1,214,596
03/17/23	3.000%	1,600,000	1,544,672
Total			2,759,268
SOUTH AFRICA —%
South Africa Government International Bond Senior Unsecured
01/17/24	4.665%	1,030,000	1,037,725
SOUTH KOREA 0.1%
Korea Development Bank (The)
Senior Unsecured
03/09/16	3.250%	1,450,000	1,493,524
09/09/16	4.000%	1,550,000	1,631,417
Total			3,124,941
SWEDEN 1.8%
Sweden Government Bond
06/01/22	3.500%	SEK333,000,000	53,985,871
TURKEY 0.1%
Turkey Government International Bond Senior Unsecured
03/23/23	3.250%	3,050,000	2,741,950
URUGUAY —%
Uruguay Government International Bond Senior Unsecured
11/20/45	4.125%	760,000	642,200
Total Foreign Government Obligations (Cost: $435,880,074)			$427,852,699

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 2.8%
California 0.5%
Bay Area Toll Authority Revenue Bonds Build America Bonds Subordinated Series 2010-S1
04/01/40	6.918%	$725,000	$976,865
City of San Francisco Public Utilities Commission Water Revenue Bonds Build America Bonds Series 2010
11/01/40	6.000%	1,050,000	1,299,176
Los Angeles Community College District Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/49	6.750%	1,550,000	2,195,668
Sacramento Municipal Utility District Revenue Bonds Build America Bonds Series 2010
05/15/36	6.156%	900,000	1,108,062
San Diego County Regional Airport Authority Revenue Bonds Taxable Senior Consolidated Rental Car Facility Series 2014
07/01/43	5.594%	935,000	1,010,651
Santa Clara Valley Transportation Authority Revenue Bonds Build America Bonds Series 2010
04/01/32	5.876%	2,220,000	2,653,255
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/39	7.300%	1,300,000	1,813,734
Series 2010
11/01/40	7.600%	1,245,000	1,841,554
Taxable Build America Bonds
Series 2009
04/01/39	7.550%	1,000,000	1,459,680
University of California Revenue Bonds Taxable General Series 2013-AJ
05/15/31	4.601%	1,000,000	1,073,760
Total			15,432,405
Illinois 0.1%
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/33	5.100%	3,720,000	3,610,037

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Kentucky 0.1%
Kentucky Turnpike Authority Revenue Bonds Build America Bonds Series 2010B
07/01/30	5.722%	$2,050,000	$2,369,472
Maryland —%
Maryland State Transportation Authority Revenue Bonds Taxable Build America Bonds Series 2010
07/01/41	5.754%	850,000	1,028,236
Missouri 0.1%
Missouri Highway & Transportation Commission Revenue Bonds Build America Bonds Series 2009
05/01/33	5.445%	1,700,000	1,952,297
New Jersey 0.2%
New Jersey State Turnpike Authority
Revenue Bonds
Taxable Build America Bonds
Series 2009
01/01/40	7.414%	1,275,000	1,826,744
Series 2010A
01/01/41	7.102%	1,520,000	2,108,802
Rutgers, The State University of New Jersey Revenue Bonds Build America Bonds Series 2010
05/01/40	5.665%	400,000	482,304
Total			4,417,850
New York 0.3%
City of New York Unlimited General Obligation Bonds Taxable Build America Bonds Series 2010F-1
12/01/37	6.271%	950,000	1,206,538
Metropolitan Transportation Authority
Revenue Bonds
Taxable Build America Bonds
Series 2010
11/15/40	6.687%	1,000,000	1,340,500
11/15/40	6.814%	1,100,000	1,492,579
New York City Water & Sewer System Revenue Bonds Build America Bonds Series 2010
06/15/42	5.724%	2,000,000	2,488,160

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
New York (continued)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 168th
Series 2011
10/01/51	4.926%	$1,500,000	$1,628,880
Consolidated 174th
Series 2012
10/01/62	4.458%	1,990,000	1,984,826
Total			10,141,483
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	500,000	706,485
Ohio State Water Development Authority Revenue Bonds Taxable Loan Fund-Water Quality Series 2010B-2
12/01/34	4.879%	1,160,000	1,273,633
Total			1,980,118
Puerto Rico 1.2%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (g)
07/01/35	8.000%	26,315,000	23,157,726
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (g)
07/01/19	5.000%	1,000,000	792,580
Puerto Rico Electric Power Authority (g)
Revenue Bonds
Series 2008WW
07/01/20	5.500%	2,080,000	1,248,832
Series 2010XX
07/01/40	5.250%	12,580,000	7,472,143
Series 2012A
07/01/42	5.000%	7,530,000	4,472,594
Total			37,143,875

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Texas 0.1%
University of Texas System (The) Revenue Bonds Build America Bonds Series 2010D
08/15/42	5.134%	$2,000,000	$2,332,760
Washington 0.1%
State of Washington Unlimited General Obligation Bonds Build America Bonds Series 2010
08/01/40	5.140%	3,000,000	3,506,250
Total Municipal Bonds (Cost: $79,514,710)			$83,914,783

	Shares	Value

Money Market Funds 3.7%
Columbia Short-Term Cash Fund, 0.093% (h)(i)	111,565,153	$111,565,153
Total Money Market Funds (Cost: $111,565,153)		$111,565,153
Total Investments
(Cost: $3,462,119,999) (j)		$3,486,388,648(k)
Other Assets & Liabilities, Net		(445,019,750)
Net Assets		$3,041,368,898

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	11/21/2014	347,493,420	16,360,000	386,306	—
		CZK	USD
Barclays Bank PLC	11/21/2014	30,215,316	39,139,863	962,908	—
		EUR	USD
Barclays Bank PLC	11/21/2014	2,241,128,880	9,300,000	200,170	—
		HUF	USD
Barclays Bank PLC	11/21/2014	19,383,433	1,460,000	21,870	—
		MXN	USD
Barclays Bank PLC	11/21/2014	37,917,470	11,720,000	296,983	—
		PLN	USD
Barclays Bank PLC	11/21/2014	2,640,000	8,628,985	—	(40,432)
		USD	PLN
Barclays Bank PLC	11/21/2014	10,920,000	117,766,085	—	(569,993)
		USD	ZAR
Duetshe Bank	11/21/2014	162,175,478	213,736,944	8,828,748	—
		EUR	USD
Duetshe Bank	11/21/2014	1,600,000	2,021,392	—	(204)
		EUR	USD
Duetshe Bank	11/21/2014	208,211,418	860,000	14,583	—
		HUF	USD
Duetshe Bank	11/21/2014	8,311,162	1,180,000	28,431	—
		SEK	USD
Duetshe Bank	11/21/2014	2,810,997	1,260,000	41,232	—
		TRY	USD
Duetshe Bank	11/21/2014	7,688,184	8,240,000	—	(499,911)
		USD	AUD
Duetshe Bank	11/21/2014	43,849,673	27,025,726	—	(56,436)
		USD	GBP
Duetshe Bank	11/21/2014	620,000	150,721,628	—	(8,013)
		USD	HUF
Duetshe Bank	11/21/2014	9,060,000	119,958,468	—	(159,830)
		USD	MXN
Duetshe Bank	11/21/2014	13,780,000	86,231,354	—	(382,393)
		USD	NOK
Duetshe Bank	11/21/2014	7,140,000	15,628,075	—	(364,114)
		USD	TRY
Duetshe Bank	11/21/2014	115,834,647	10,460,000	279,740	—
		ZAR	USD
HSBC Securities (USA), Inc.	11/21/2014	42,642,335	70,667,304	1,568,479	—
		GBP	USD
HSBC Securities (USA), Inc.	11/21/2014	549,957,643	88,752,232	3,306,325	—
		NOK	USD
HSBC Securities (USA), Inc.	11/21/2014	384,349,269	55,347,844	2,093,590	—
		SEK	USD
J.P. Morgan Securities, Inc.	11/21/2014	1,920,000	1,728,490	53,552	—
		AUD	USD
J.P. Morgan Securities, Inc.	11/21/2014	23,889,864	21,860,000	554,809	—
		CAD	USD
J.P. Morgan Securities, Inc.	11/21/2014	8,753,212	9,440,000	267,514	—
		CHF	USD
J.P. Morgan Securities, Inc.	11/21/2014	31,320,000	40,706,964	1,134,244	—
		EUR	USD
J.P. Morgan Securities, Inc.	11/21/2014	1,120,000	1,838,757	23,878	—
		GBP	USD
J.P. Morgan Securities, Inc.	11/21/2014	960,000	1,547,225	—	(8,385)
		GBP	USD
J.P. Morgan Securities, Inc.	11/21/2014	25,390,298	7,060,000	163,149	—
		ILS	USD
J.P. Morgan Securities, Inc.	11/21/2014	380,542,998	3,560,000	89,055	—
		JPY	USD
J.P. Morgan Securities, Inc.	11/21/2014	196,142,915	14,920,000	367,419	—
		MXN	USD
J.P. Morgan Securities, Inc.	11/21/2014	11,920,000	13,138,635	—	(202,849)
		USD	CAD
J.P. Morgan Securities, Inc.	11/21/2014	360,000	337,909	—	(5,906)
		USD	CHF
J.P. Morgan Securities, Inc.	11/21/2014	26,814,966	20,720,000	—	(635,313)
		USD	EUR
J.P. Morgan Securities, Inc.	11/21/2014	803,822	500,000	6,392	—
		USD	GBP
J.P. Morgan Securities, Inc.	11/21/2014	9,256,714	5,700,000	—	(20,275)
		USD	GBP
J.P. Morgan Securities, Inc.	11/21/2014	320,000	77,432,384	—	(5,595)
		USD	HUF
UBS	11/21/2014	29,272,440	12,420,000	627,676	—
		BRL	USD
UBS	11/21/2014	3,502,660,000	5,880,000	49,693	—
		CLP	USD
UBS	11/21/2014	6,885,400,000	3,460,000	75,915	—
		COP	USD
UBS	11/21/2014	25,385,920	7,840,000	135,189	—
		MYR	USD
UBS	11/21/2014	149,895,309	23,500,000	211,042	—
		NOK	USD
UBS	11/21/2014	63,184,500	1,425,000	21,575	—
		PHP	USD
UBS	11/21/2014	349,666,200	11,720,000	205,815	—
		TWD	USD
UBS	11/21/2014	8,780,000	20,084,250	—	(689,114)
		USD	BRL
UBS	11/21/2014	14,620,000	90,044,580	—	(27,243)
		USD	CNY
UBS	11/21/2014	3,560,000	6,956,240,000	—	(141,099)
		USD	COP
UBS	11/21/2014	5,980,000	127,136,295	—	(135,756)
		USD	CZK
UBS	11/21/2014	14,160,000	14,515,416,000	—	(473,734)
		USD	KRW
UBS	11/21/2014	20,240,000	64,555,480	—	(646,943)
		USD	MYR
UBS	11/21/2014	2,220,000	14,118,257	—	(26,472)
		USD	NOK
UBS	11/21/2014	1,400,000	4,045,300	—	(12,574)
		USD	PEN
UBS	11/21/2014	9,300,000	405,387,000	—	(295,734)
		USD	PHP
Westpac Treasury	11/21/2014	14,700,000	13,451,764	628,026	—
		AUD	USD
Westpac Treasury	11/21/2014	3,053,373,828	29,080,000	1,230,083	—
		JPY	USD
Westpac Treasury	11/21/2014	13,600,000	11,097,369	534,385	—
		NZD	USD
Total				24,408,776	(5,408,318)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $254,781 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(1,707)	USD	(212,761,555)	12/2014	1,221,350	—
US ULTRA T-BOND	(53)	USD	(8,082,500)	12/2014	80,637	—
Total					1,301,987	—

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $247,636,232 or 8.14% of net assets.

(c)	Variable rate security.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Principal and interest may not be guaranteed by the government.
(g)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At September 30, 2014, the value of these securities amounted to $37,143,875 or 1.22% of net assets.

(h)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(i)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	143,029,403	958,528,874	(989,993,124)	111,565,153	57,396	111,565,153

(j)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $3,462,120,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$54,152,000
Unrealized Depreciation	(29,883,000)
Net Unrealized Appreciation	$24,269,000

(k)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China, Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles

PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)

Bonds
Corporate Bonds & Notes	—	1,049,029,216	—	1,049,029,216
Residential Mortgage-Backed Securities - Agency	—	901,867,939	—	901,867,939
Residential Mortgage-Backed Securities - Non-Agency	—	228,104,416	—	228,104,416
Commercial Mortgage-Backed Securities - Agency	—	17,636,180	—	17,636,180
Commercial Mortgage-Backed Securities - Non-Agency	—	211,359,209	—	211,359,209
Asset-Backed Securities - Non-Agency	—	111,570,085	1,702,675	113,272,760
U.S. Treasury Obligations	297,759,057	—	—	297,759,057
U.S. Government & Agency Obligations	—	44,027,236	—	44,027,236
Foreign Government Obligations	—	427,852,699	—	427,852,699
Municipal Bonds	—	83,914,783	—	83,914,783
Total Bonds	297,759,057	3,075,361,763	1,702,675	3,374,823,495
Mutual Funds
Money Market Funds	111,565,153	—	—	111,565,153
Total Mutual Funds	111,565,153	—	—	111,565,153
Investments in Securities	409,324,210	3,075,361,763	1,702,675	3,486,388,648
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	24,408,776	—	24,408,776
Futures Contracts	1,301,987	—	—	1,301,987
Liabilities
Forward Foreign Currency Exchange Contracts	—	(5,408,318)	—	(5,408,318)
Total	410,626,197	3,094,362,221	1,702,675	3,506,691,093

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Portfolio of Investments

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds(a) 93.4%
AUSTRALIA 1.1%
Australia Government Bond
Senior Unsecured
02/21/22	1.250%	AUD	$359,853	$321,562
08/21/35	2.000%	AUD	2,746,561	2,591,502
Australia Government Index-Linked Bond
Senior Unsecured
08/20/15	4.000%	AUD	207,193	186,944
08/20/20	4.000%	AUD	2,444,479	2,527,502
09/20/25	3.000%	AUD	2,844,871	2,968,925
New South Wales Treasury Corp.
11/20/25	2.750%	AUD	11,953,887	11,803,000
Total				20,399,435
CANADA 3.4%
Canadian Government Bond
12/01/21	4.250%	CAD	11,825,111	13,691,149
12/01/26	4.250%	CAD	16,367,144	21,238,761
12/01/31	4.000%	CAD	7,153,172	10,044,971
12/01/36	3.000%	CAD	4,516,035	6,023,920
12/01/41	2.000%	CAD	4,521,080	5,323,486
12/01/44	1.500%	CAD	5,714,445	6,113,830
Total				62,436,117
DENMARK 0.2%
Denmark Government Bond
11/15/23	0.100%	DKK	25,092,740	4,403,453
FRANCE 8.8%
France Government Bond OAT
07/25/24	0.250%	EUR	1,189,112	1,566,002
France Government Bond OAT
07/25/18	0.250%	EUR	450,682	593,363
07/25/19	1.300%	EUR	17,077,916	23,813,347
07/25/20	2.250%	EUR	17,189,291	25,533,287
07/25/21	0.100%	EUR	1,069,158	1,399,317
07/25/22	1.100%	EUR	2,031,678	2,882,061
07/25/23	2.100%	EUR	9,687,658	14,910,229
07/25/27	1.850%	EUR	4,472,874	6,942,853
07/25/29	3.400%	EUR	11,506,716	21,458,682
07/25/30	0.700%	EUR	2,267,730	3,048,057
07/25/32	3.150%	EUR	7,328,615	13,830,387
07/25/40	1.800%	EUR	22,961,619	38,310,109
French Treasury Note BTAN
07/25/16	0.450%	EUR	5,347,146	6,923,678
Total				161,211,372
GERMANY 6.6%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	12,482,662	16,566,545
04/15/30	0.500%	EUR	2,687,756	3,701,749
Deutsche Bundesrepublik Inflation-Linked Bond
04/15/16	1.500%	EUR	38,920,792	50,526,535

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
GERMANY (CONTINUED)
04/15/20	1.750%	EUR	$34,356,957	$49,496,815
04/15/23	0.100%	EUR	459,031	610,384
Total				120,902,028
ITALY 2.7%
Italy Buoni Poliennali Del Tesoro
09/15/16	2.100%	EUR	9,939,780	13,130,756
09/15/41	2.550%	EUR	8,594,177	11,806,213
Senior Unsecured
09/15/23	2.600%	EUR	7,677,315	10,996,411
Italy Buoni Poliennali Del Tesoro (b)
09/15/24	2.350%	EUR	8,890,389	12,483,699
Total				48,417,079
JAPAN 1.7%
Japanese Government CPI-Linked Bond
Senior Unsecured
12/10/16	1.100%	JPY	1,030,000,000	10,353,531
06/10/17	1.200%	JPY	830,400,000	8,468,301
09/10/23	0.100%	JPY	948,888,000	9,326,226
03/10/24	0.100%	JPY	326,287,200	3,210,358
Total				31,358,416
NEW ZEALAND 1.1%
New Zealand Government Bond Senior Unsecured
09/20/30	3.000%	NZD	24,510,435	19,839,441
SWEDEN 1.3%
Sweden Inflation-Linked Bond
12/01/20	4.000%	SEK	62,331,298	11,046,113
06/01/22	0.250%	SEK	38,295,954	5,539,437
12/01/28	3.500%	SEK	36,776,384	7,588,874
Total				24,174,424
UNITED KINGDOM 24.5%
United Kingdom Gilt Inflation Linked
03/22/58	0.125%	GBP	4,081,958	7,937,798
United Kingdom Gilt Inflation-Linked
07/17/24	2.500%	GBP	7,546,435	15,850,472
11/22/27	1.250%	GBP	19,748,274	39,200,164
07/22/30	4.125%	GBP	19,255,958	53,843,216
11/22/32	1.250%	GBP	20,692,328	43,737,618
03/22/34	0.750%	GBP	22,544,080	44,348,222
01/26/35	2.000%	GBP	3,659,950	8,749,348
11/22/37	1.125%	GBP	24,873,952	54,564,436
03/22/40	0.625%	GBP	13,727,316	27,849,531
11/22/42	0.625%	GBP	13,079,732	27,307,784
03/22/44	0.125%	GBP	1,631,597	2,995,924
11/22/47	0.750%	GBP	13,221,124	29,542,423
03/22/50	0.500%	GBP	11,807,566	25,036,497
03/22/52	0.250%	GBP	6,763,800	13,383,428
11/22/55	1.250%	GBP	11,135,520	30,675,027

Issuer	Coupon Rate		Principal Amount	Value

Inflation-Indexed Bonds (a) (continued)
UNITED KINGDOM (CONTINUED)
03/22/62	0.375%	GBP	$2,274,269	$5,018,799
03/22/68	0.125%	GBP	484,619	989,233
Senior Unsecured
03/22/29	0.125%	GBP	8,642,575	14,937,739
Total				445,967,659
UNITED STATES 42.0%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%		59,150,595	59,293,857
01/15/20	1.375%		31,746,926	33,768,316
07/15/20	1.250%		26,956,450	28,620,176
01/15/21	1.125%		33,806,595	35,459,949
07/15/21	0.625%		14,693,551	14,989,714
01/15/22	0.125%		33,473,952	32,705,089
07/15/22	0.125%		45,751,526	44,661,359
01/15/23	0.125%		41,987,018	40,622,440
07/15/23	0.375%		30,989,518	30,653,003
01/15/24	0.625%		70,555,607	70,908,385
07/15/24	0.125%		7,751,188	20,697,202
01/15/25	2.375%		67,577,087	79,149,663
01/15/26	2.000%		27,729,009	31,561,241
01/15/27	2.375%		24,963,405	29,546,536
01/15/28	1.750%		16,490,125	18,354,284
01/15/29	2.500%		41,796,474	51,014,561
04/15/32	3.375%		6,174,350	8,579,451
02/15/40	2.125%		33,024,908	40,868,324
02/15/41	2.125%		4,482,313	5,576,629
02/15/42	0.750%		68,477,358	62,704,923
02/15/43	0.625%		7,345,807	6,484,967
02/15/44	1.375%		17,567,710	19,047,536
Total				765,267,605
Total Inflation-Indexed Bonds (Cost: $1,665,348,100)				$1,704,377,029

Foreign Government Obligations(a)(c) 1.6%
BRAZIL 0.1%
Brazil Notas do Tesouro Nacional Senior Notes
01/01/17	10.000%	BRL	1,291,000	517,632
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (d)
10/15/42	0.000%	EUR	12,871,600	215,249

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(c) (continued)
MEXICO 1.5%
Mexican Bonos
12/17/15	8.000%	MXN	$348,130,000	$27,353,316
Total Foreign Government Obligations (Cost: $28,686,085)				$28,086,197

Issuer	Notional ($)/ Contracts	Exercise Price	Expiration Date	Value

Options Purchased Calls 0.1%
OTC 30-Year Interest Rate Swap(e)
	14,785,000	3.35	05/15/17	$1,098,459
Total Options Purchased Calls (Cost: $794,694)				$1,098,459

Options Purchased Puts 0.1%
EUR Put / USD Call
	13,640,000	1.34	10/03/14	1,051,925
Eurodollars Mid-Curve Futures
	2,636	98.75	12/12/14	345,975
OTC 30-Year Interest Rate Swap(e)
	14,785,000	4.35	05/15/17	501,502
US 10YR Note Futures
	1,007	123.50	10/24/14	204,547
Total Options Purchased Puts (Cost: $1,674,514)				$2,103,949

			Shares	Value

Money Market Funds 3.8%
Columbia Short-Term Cash Fund, 0.093% (f)(g)(h)			70,112,118	$70,112,118
Total Money Market Funds (Cost: $70,112,118)				$70,112,118
Total Investments (Cost: $1,766,615,511) (i)				$1,805,777,752(j)
Other Assets & Liabilities, Net				18,609,425
Net Assets				$1,824,387,177

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Inc.	10/06/2014	58,672,000	76,761,493	2,653,761	—
		EUR	USD
Citigroup Global Markets Inc.	10/06/2014	88,806,000	145,845,172	1,882,630	—
		GBP	USD
Citigroup Global Markets Inc.	10/06/2014	5,088,967,000	48,436,197	2,034,401	—
		JPY	USD
Citigroup Global Markets Inc.	10/06/2014	35,672,402	27,389,000	—	(1,077,764)
		USD	EUR
Citigroup Global Markets Inc.	10/06/2014	7,865,362	4,805,000	—	(76,023)
		USD	GBP
Citigroup Global Markets Inc.	10/06/2014	16,667,255	1,783,648,000	—	(403,744)
		USD	JPY
Citigroup Global Markets Inc.	10/21/2014	1,400,000	1,304,933	80,919	—
		AUD	USD
Citigroup Global Markets Inc.	10/21/2014	759,000	694,367	16,995	—
		CAD	USD
Citigroup Global Markets Inc.	11/06/2014	3,364,000	4,250,347	259	—
		EUR	USD
Citigroup Global Markets Inc.	11/06/2014	2,482,000	3,135,231	—	(535)
		EUR	USD
Citigroup Global Markets Inc.	11/06/2014	2,256,000	3,656,299	306	—
		GBP	USD
Citigroup Global Markets Inc.	11/06/2014	2,002,735	1,585,000	—	(241)
		USD	EUR
Citigroup Global Markets Inc.	11/06/2014	6,207,197	3,830,000	—	(435)
		USD	GBP
Citigroup Global Markets Inc.	12/05/2014	72,740,000	95,546,172	3,629,730	—
		EUR	USD
Citigroup Global Markets Inc.	12/05/2014	60,085,000	99,189,339	1,837,757	—
		GBP	USD
Citigroup Global Markets Inc.	12/15/2014	14,220,000	18,393,556	423,315	—
		EUR	USD
Deutsche Bank Securities Inc.	10/06/2014	25,787,000	33,594,545	1,023,368	—
		EUR	USD
Deutsche Bank Securities Inc.	10/06/2014	15,705,000	26,075,090	615,867	—
		GBP	USD
Deutsche Bank Securities Inc.	10/06/2014	22,361,142	17,330,000	—	(471,876)
		USD	EUR
Deutsche Bank Securities Inc.	10/21/2014	36,156,000	33,709,504	2,098,457	—
		AUD	USD
Deutsche Bank Securities Inc.	10/21/2014	70,380,000	65,317,803	2,506,961	—
		CAD	USD
Deutsche Bank Securities Inc.	10/21/2014	24,723,619	4,517,030	321,589	—
		DKK	USD
Deutsche Bank Securities Inc.	10/21/2014	371,709,000	28,465,405	827,989	—
		MXN	USD
Deutsche Bank Securities Inc.	10/21/2014	33,086,000	28,508,486	2,731,865	—
		NZD	USD
Deutsche Bank Securities Inc.	10/21/2014	174,188,000	25,387,301	1,250,136	—
		SEK	USD
Deutsche Bank Securities Inc.	10/21/2014	8,984,625	9,700,000	—	(503,953)
		USD	AUD
Deutsche Bank Securities Inc.	12/05/2014	144,205,000	189,387,311	7,165,554	—
		EUR	USD
Deutsche Bank Securities Inc.	12/05/2014	119,755,000	197,551,441	3,520,673	—
		GBP	USD
Total				34,622,532	(2,534,571)

Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $5,260,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10YR BOND	217	AUD	22,951,366	12/2014	309,643	—
LONG GILT	692	GBP	126,924,516	12/2014	589,331	—
US 2YR NOTE	61	USD	13,349,469	12/2014	—	(4,620)
US 5YR NOTE	251	USD	29,682,710	12/2014	—	(135,657)
US 10YR NOTE	112	USD	13,959,751	12/2014	23,406	—
Total					922,380	(140,277)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
CAN 10YR BOND	(42)	CAD	(5,080,727)	12/2014	48,333	—
EURO$ 90 DAY	(393)	USD	(97,704,713)	06/2015	68,548	—
EURO-BUND	(99)	EUR	(18,718,787)	12/2014	—	(84,602)
JPN 10YR BOND	(54)	JPY	(71,806,337)	12/2014	—	(23,307)
US LONG BOND	(629)	USD	(86,743,031)	12/2014	66,078	—
US ULTRA T-BOND	(238)	USD	(36,295,000)	12/2014	130,901	—
Total					313,860	(107,909)

Options Contracts Written Outstanding at September 30, 2014
Issuer	Puts/Calls	Notional Amount ($)	Exercise Price ($)	Premium Received ($)	Expiration Date	Value ($)(a)
EUR Put / USD Call	Put	21,535,000	1.25	198,417	12/2014	257,419
Eurodollars Mid-Curve Futures	Call	940	99.00	127,976	12/2014	129,250
OTC 10-Year Interest Rate Swap(k)	Call	18,400,000	2.80	224,940	02/2015	298,349
OTC 10-Year Interest Rate Swap(k)	Put	18,400,000	3.80	224,940	02/2015	9,513
OTC 10-Year Interest Rate Swap(k)	Put	54,700,000	3.20	1,006,480	06/2015	759,012
OTC 30-Year Interest Rate Swap(k)	Call	14,785,000	3.54	1,411,598	09/2017	1,391,282
OTC 30-Year Interest Rate Swap(k)	Put	14,785,000	3.54	1,411,598	09/2017	1,340,892
Total						4,185,717

Interest Rate Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, securities and cash totaling $620,000 were pledged as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International*	3-Month USD LIBOR-BBA	Receive	2.620	07/02/2024	USD	21,900,000	(443)	—	(109,379)

*Centrally cleared swap contract

Inflation Rate Swap Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $2,448,688 was pledged as collateral to cover open inflation rate swap contracts.

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.04%	07/02/2018	GBP	35,000,000	—	(579,740)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.27%	12/12/2021	GBP	29,000,000	—	(1,001,585)
Deutsche Bank	GBP - UK Retail Price Index All Items Monthly	Fixed rate of 3.31%	07/02/2023	GBP	20,000,000	—	(867,363)
Total						—	(2,448,688)

Inflation Indexed Floors Outstanding at September 30, 2014

Reference Entity	Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount	Value	Premiums (Paid) Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA	Deutsche Bank	Referenced index on expiration date if index exceeds premium amount paid, or $0	Premium equivalent to the referenced index plus 0.155%	11/15/2015	EUR	22,425,000	9,103	(46,891)	—	(37,788)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $12,483,699 or 0.68% of net assets.

(c)	Principal and interest may not be guaranteed by the government.
(d)	Variable rate security.
(e)	Purchased swaption contracts outstanding at September 30, 2014:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.350	05/17/2047	14,785,000	794,694	1,098,459
OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	4.350	05/17/2047	14,785,000	794,694	501,502
Total								1,599,961

(f)			The rate shown is the seven-day current annualized yield at September 30, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	60,890,759	701,774,588	(692,553,229)	70,112,118	28,240	70,112,118

(h)	At September 30, 2014, cash or short-term securities were designated to cover open put and/or call options written.
(i)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,766,616,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$109,700,000
Unrealized Depreciation	(70,538,000)
Net Unrealized Appreciation	$39,162,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(k)	Written swaption contracts outstanding at September 30, 2014:
At September 30, 2014, cash totaling $3,799,047 was pledged as collateral to cover open written swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Received ($)	Market Value ($)
OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.800	02/25/2025	18,400,000	224,940	9,513
OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	2.800	02/25/2025	18,400,000	224,940	298,349
OTC 10-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.200	07/02/2025	54,700,000	1,006,480	759,012
OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Pay	3.535	09/13/2047	14,785,000	1,411,598	1,340,892
OTC 30-Year Interest Rate Swap	Deutsche Bank	3-Month USD LIBOR	Receive	3.535	09/13/2047	14,785,000	1,411,598	1,391,282
Total								3,799,048

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•    Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•    Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•    Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	1,704,377,029	—	1,704,377,029
Foreign Government Obligations	—	28,086,197	—	28,086,197
Total Bonds	—	1,732,463,226	—	1,732,463,226
Other
Options Purchased Calls	—	1,098,459	—	1,098,459
Options Purchased Puts	550,522	1,553,427	—	2,103,949
Total Other	550,522	2,651,886	—	3,202,408
Mutual Funds
Money Market Funds	70,112,118	—	—	70,112,118
Total Mutual Funds	70,112,118	—	—	70,112,118
Investments in Securities	70,662,640	1,735,115,112	—	1,805,777,752
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	34,622,532	—	34,622,532
Futures Contracts	1,236,240	—	—	1,236,240
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,534,571)	—	(2,534,571)
Futures Contracts	(248,186)	—	—	(248,186)
Options Contracts Written	(129,250)	(4,056,467)	—	(4,185,717)
Swap Contracts	—	(2,595,855)	—	(2,595,855)
Total	71,521,444	1,760,550,751	—	1,832,072,195

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Columbia Wanger International Equities Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.4%
AUSTRALIA 5.1%
Amcor Ltd.	616,523	$6,106,755
Austbrokers Holdings Ltd.	184,711	1,633,410
Beadell Resources Ltd. (a)	4,971,788	1,753,539
Challenger Ltd.	1,037,000	6,453,166
Domino’s Pizza Enterprises Ltd.	306,946	7,034,576
Insurance Australia Group Ltd.	1,227,785	6,580,144
Mermaid Marine Australia Ltd.	1,109,087	1,870,023
SAI Global Ltd.	340,000	1,206,957
Spotless Group Holdings Ltd. (a)	3,210,000	5,077,464
Total		37,716,034
BELGIUM 0.2%
EVS Broadcast Equipment SA	45,025	1,568,668
BRAZIL 1.2%
Linx SA	100,000	2,081,912
Localiza Rent a Car SA	350,700	5,040,395
Odontoprev SA	489,600	1,772,181
Total		8,894,488
CAMBODIA 0.5%
NagaCorp Ltd.	5,261,670	3,764,805
CANADA 4.5%
AG Growth International, Inc.	44,555	1,770,345
Baytex Energy Corp.	97,245	3,677,241
Black Diamond Group Ltd.	46,366	986,149
CAE, Inc.	269,810	3,271,592
Canadian Energy Services & Technology Corp.	311,000	2,604,741
CCL Industries, Inc., Class B	81,276	8,122,157
DeeThree Exploration Ltd. (a)	176,912	1,437,474
Horizon North Logistics, Inc.	160,931	729,970
Onex Corp.	41,282	2,298,625
RONA, Inc.	141,082	1,718,254
ShawCor Ltd.	93,638	4,723,914
Trilogy Energy Corp.	67,000	1,517,139
Total		32,857,601
CHILE 0.3%
Sociedad Quimica y Minera de Chile SA, ADR	79,000	2,065,060
CHINA 2.9%
AMVIG Holdings Ltd.	3,034,000	1,386,681
Biostime International Holdings Ltd.	330,000	1,025,054
Bitauto Holdings Ltd. ADR (a)	37,017	2,887,326

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
CIMC Enric Holdings Ltd.	1,517,000	$1,515,046
Jumei International Holding Ltd., ADR (a)	47,500	1,115,300
Sihuan Pharmaceutical Holdings Group Ltd.	7,350,000	5,505,005
WuXi PharmaTech (Cayman), Inc. ADR (a)	219,247	7,678,030
Total		21,112,442
DENMARK 1.8%
Jyske Bank A/S (a)	62,178	3,360,231
Novozymes A/S, Class B	115,394	5,006,532
SimCorp AS	172,348	5,059,125
Total		13,425,888
FINLAND 1.6%
Konecranes OYJ	61,000	1,635,935
Sponda OYJ	661,000	2,979,624
Tikkurila OYJ	146,369	3,047,563
Vacon OYJ	101,050	4,301,173
Total		11,964,295
FRANCE 2.5%
Eurofins Scientific SE	12,300	3,182,407
Eutelsat Communications SA	65,000	2,098,843
Hi-Media SA (a)	150,963	495,243
Neopost SA	118,393	8,707,934
Norbert Dentressangle SA	14,101	2,029,837
Saft Groupe SA	62,817	2,137,448
Total		18,651,712
GERMANY 2.5%
Aurelius AG	67,897	2,414,957
ElringKlinger AG	52,500	1,547,012
MTU Aero Engines AG	30,800	2,620,416
Norma Group SE	69,720	2,905,405
Rational AG	11,299	3,358,365
TAG Immobilien AG	35,133	397,193
Wirecard AG	145,843	5,363,622
Total		18,606,970
GUATEMALA 0.4%
Tahoe Resources, Inc. (a)	137,664	2,801,342
GUERNSEY 0.2%
Assura Group Ltd.	1,800,000	1,356,903

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG 2.5%
Kingboard Chemical Holdings Ltd.	451,500	$897,622
Lifestyle International Holdings Ltd. (b)	819,000	1,492,476
Melco Crown Entertainment Ltd., ADR	195,894	5,150,053
Melco International Development Ltd.	1,508,890	3,497,457
MGM China Holdings Ltd.	747,400	2,153,728
Newocean Energy Holdings Ltd.	2,470,000	1,230,737
Sa Sa International Holdings Ltd.	3,997,000	2,738,372
Vitasoy International Holdings Ltd.	1,000,000	1,273,884
Total		18,434,329
INDIA 2.4%
Adani Ports & Special Economic Zone Ltd.	515,261	2,309,854
Asian Paints Ltd.	289,795	2,947,361
Bosch Ltd.	7,560	1,837,181
Colgate-Palmolive Co.	77,862	2,195,342
United Breweries Ltd.	175,687	2,023,190
Zee Entertainment Enterprises Ltd.	1,182,006	5,999,658
Total		17,312,586
INDONESIA 2.0%
Archipelago Resources PLC (b)(c)(d)	2,837,329	2,667,847
PT Ace Hardware Indonesia Tbk	33,743,100	2,450,896
PT Arwana Citramulia Tbk	18,511,900	1,510,157
PT Matahari Department Store Tbk	1,726,500	2,299,837
PT Mayora Indah Tbk	473,667	1,185,109
PT MNC Sky Vision Tbk	4,190,000	584,337
PT Surya Citra Media Tbk	6,442,100	2,026,708
PT Tower Bersama Infrastructure Tbk	3,261,700	2,144,842
Total		14,869,733
ISRAEL 0.5%
Caesarstone Sdot-Yam Ltd.	69,369	3,584,990
ITALY 0.3%
Pirelli & C SpA	168,000	2,316,562
JAPAN 18.6%
Aeon Credit Service Co., Ltd.	100,000	2,139,959
Aeon Mall Co., Ltd.	199,000	3,801,541
Aica Kogyo Co., Ltd.	133,700	2,840,759
Aozora Bank Ltd.	718,000	2,427,855
Ariake Japan Co., Ltd.	98,000	2,196,749
Asahi Diamond Industrial Co., Ltd.	181,000	2,620,758
Benesse Holdings, Inc.	93,300	3,060,974
Daiseki Co., Ltd.	138,500	2,581,214

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Disco Corp.	39,400	$2,679,278
Doshisha Co., Ltd.	137,000	2,349,583
Ezaki Glico Co., Ltd.	23,800	820,739
Familymart Co., Ltd.	89,000	3,396,576
Glory Ltd.	131,200	3,703,478
Hamamatsu Photonics KK	46,200	2,195,174
Hikari Tsushin, Inc.	22,700	1,613,754
Hirose Electric Co., Ltd.	23,100	2,851,945
Hoshizaki Electric Co., Ltd.	43,000	2,006,555
Icom, Inc.	71,000	1,779,589
Industrial & Infrastructure Fund Investment Corp.	255	2,114,214
Japan Airport Terminal Co., Ltd.	96,000	3,853,329
Japan Retail Fund Investment Corp.	710	1,431,147
Jin Co., Ltd.	81,000	2,182,307
Kansai Paint Co., Ltd.	418,811	6,261,722
Kenedix Office Investment Corp.	480	2,577,323
Kintetsu World Express, Inc.	64,400	2,455,772
LifeNet Insurance Co. (a)	104,500	396,607
Makita Corp.	54,000	3,050,555
Milbon Co., Ltd.	50,160	1,665,091
MISUMI Group, Inc.	83,000	2,507,919
MonotaRO Co., Ltd	49,100	1,229,038
Moshi Moshi Hotline, Inc.	233,000	2,209,762
Nabtesco Corp.	128,000	3,066,327
Nakanishi, Inc.	64,000	2,356,040
NGK Insulators Ltd.	104,000	2,479,018
NGK Spark Plug Co., Ltd.	89,000	2,618,810
Nihon Parkerizing Co., Ltd.	105,090	2,402,696
Nippon Kayaku Co., Ltd.	286,000	3,498,145
Nippon Paint Holdings Co., Ltd	85,000	1,917,419
NOF Corp.	421,000	2,626,202
Obic Co., Ltd.	76,000	2,719,848
Omron Corp.	54,000	2,454,192
ORIX JREIT, Inc.	2,806	3,527,367
OSG Corp.	138,000	2,392,954
Park24 Co., Ltd.	167,700	2,676,054
Rinnai Corp.	30,000	2,489,026
Rohto Pharmaceutical Co., Ltd.	148,500	1,991,517
Santen Pharmaceutical Co., Ltd.	43,700	2,447,242
Shimano, Inc.	18,700	2,274,734
Stanley Electric Co., Ltd.	93,000	2,013,369
Suruga Bank Ltd.	134,000	2,673,565
Tamron Co., Ltd.	123,000	2,363,440
TOTO Ltd.	172,000	1,892,276
Toyo Suisan Kaisha Ltd.	68,400	2,271,244
Ushio, Inc.	242,900	2,567,515

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Wacom Co., Ltd.	329,700	$1,422,701
Total		136,142,967
KAZAKHSTAN 0.7%
Halyk Savings Bank of Kazakhstan JSC, GDR	451,035	5,186,902
MALAYSIA 0.6%
7-Eleven Malaysia Holdings Bhd (a)	4,372,300	2,385,739
Aeon Co., Bhd	2,067,000	2,369,127
Total		4,754,866
MEXICO 1.4%
Genomma Lab Internacional SA de CV, Class B (a)	1,345,900	3,226,833
Gruma SAB de CV (a)	190,300	2,037,537
Grupo Aeroportuario del Sureste SAB de CV, ADR	16,374	2,103,895
Qualitas Controladora SAB de CV	1,067,800	2,862,202
Total		10,230,467
NETHERLANDS 2.1%
Aalberts Industries NV	218,525	5,657,693
Arcadis NV	69,391	2,295,181
Brunel International NV	67,710	1,550,664
Core Laboratories NV	12,136	1,776,104
Gemalto NV	20,380	1,871,280
Koninklijke Vopak NV	35,523	1,914,137
Total		15,065,059
NEW ZEALAND 0.9%
Auckland International Airport Ltd.	947,148	2,845,478
Ryman Healthcare Ltd.	315,000	1,919,495
SKYCITY Entertainment Group Ltd.	654,958	1,865,785
Total		6,630,758
NORWAY 1.0%
Atea ASA	220,500	2,479,649
Orkla ASA	327,087	2,957,898
Subsea 7 SA	116,000	1,656,562
Total		7,094,109
PANAMA 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	78,000	2,393,040

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 1.2%
Melco Crown Philippines Resorts Corp. (a)	6,660,000	$1,952,295
Puregold Price Club, Inc.	2,792,600	2,157,790
Robinsons Retail Holdings, Inc. (a)	1,390,000	1,960,604
Security Bank Corp.	487,840	1,594,813
Universal Robina Corp.	315,045	1,308,187
Total		8,973,689
SINGAPORE 2.7%
Ascendas Real Estate Investment Trust	1,141,000	2,012,661
CDL Hospitality Trusts	1,753,900	2,293,711
Mapletree Commercial Trust	3,432,743	3,794,127
Mapletree Greater China Commercial Trust	4,300,000	3,048,025
Mapletree Industrial Trust	1,349,377	1,501,273
Mapletree Logistics Trust	1,686,696	1,527,428
Petra Foods Ltd.	744,000	2,356,165
Singapore Exchange Ltd.	520,000	2,944,107
Super Group Ltd.	329,000	329,164
Total		19,806,661
SOUTH AFRICA 4.5%
Coronation Fund Managers Ltd.	1,229,645	10,533,353
Massmart Holdings Ltd.	188,774	2,053,755
Mr. Price Group Ltd.	231,883	4,363,805
Naspers Ltd., Class N	68,158	7,520,924
Northam Platinum Ltd. (a)	734,610	2,397,318
Rand Merchant Insurance Holdings Ltd.	1,970,171	6,181,477
Total		33,050,632
SOUTH KOREA 3.1%
CJ Corp.	27,880	4,585,087
Coway Co., Ltd.	25,933	2,068,274
Grand Korea Leisure Co., Ltd.	52,115	2,066,275
KEPCO Plant Service & Engineering Co., Ltd.	26,540	2,099,944
KT&G Corp.	44,463	3,979,165
LF Corp.	54,818	1,816,136
LS Industrial Systems Co., Ltd.	53,303	2,962,802
Paradise Co., Ltd	85,148	2,782,903
Soulbrain Co., Ltd.	24,808	607,146
Total		22,967,732
SPAIN 1.9%
Bolsas y Mercados Españoles SA	70,000	2,663,166

Issuer	Shares	Value

Common Stocks (continued)
SPAIN (CONTINUED)
Distribuidora Internacional de Alimentacion SA	686,507	$4,919,664
Prosegur Cia de Seguridad SA, Registered Shares	428,000	2,654,710
Viscofan SA	69,632	3,814,231
Total		14,051,771
SWEDEN 2.8%
Hexagon AB, Class B	202,454	6,401,680
Mekonomen AB	90,000	1,945,891
Sweco AB, Class B	278,488	3,946,147
Swedish Match AB	138,564	4,482,766
Unibet Group PLC, SDR	69,789	3,510,727
Total		20,287,211
SWITZERLAND 2.5%
Geberit AG	15,698	5,059,670
Inficon Holding AG	6,310	1,923,337
Partners Group Holding AG	23,108	6,073,568
Sika AG	1,429	4,941,017
Total		17,997,592
TAIWAN 3.9%
Advantech Co., Ltd.	273,052	1,926,942
Chroma ATE, Inc.	552,000	1,531,550
Delta Electronics, Inc.	601,000	3,796,681
Far EasTone Telecommunications Co., Ltd.	1,398,000	2,680,251
Ginko International Co., Ltd.	165,000	2,217,117
Hermes Microvision, Inc.	28,500	1,185,531
Largan Precision Co., Ltd.	29,000	2,074,748
Lite-On Technology Corp.	978,684	1,407,666
Novatek Microelectronics Corp., Ltd.	466,000	2,299,797
PChome Online, Inc.	184,728	1,796,086
President Chain Store Corp.	443,000	3,176,289
St. Shine Optical Co., Ltd.	176,000	3,754,857
Vanguard International Semiconductor Corp.	352,000	514,067
Total		28,361,582
THAILAND 1.0%
Airports of Thailand PCL	366,800	2,696,609
Home Product Center PCL, Foreign Registered Shares	8,047,285	2,581,985
Robinson Department Store PCL, Foreign Registered Shares	1,320,000	2,145,223
Total		7,423,817

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 10.0%
Abcam PLC	390,000	$2,543,220
Aggreko PLC	84,571	2,116,705
Babcock International Group PLC	314,839	5,555,578
Cable & Wireless Communications PLC	2,982,956	2,259,164
Charles Taylor PLC	1,790,000	7,530,324
Connect Group PLC	942,000	2,279,232
Domino’s Pizza Group PLC	230,851	2,123,063
Elementis PLC	480,754	1,981,651
Fidessa Group PLC	84,072	3,122,480
Halfords Group PLC	285,210	2,184,167
Halma PLC	214,160	2,116,019
Jardine Lloyd Thompson Group PLC	387,225	6,108,006
Ocado Group PLC (a)	400,000	1,709,295
Polypipe Group PLC (a)	573,095	2,287,842
PureCircle Ltd. (a)	241,200	2,347,106
Rightmove PLC	99,450	3,458,775
Rowan Companies PLC, Class A	59,110	1,496,074
RPS Group PLC	511,338	2,163,574
Shaftesbury PLC	272,000	2,997,687
Smith & Nephew PLC	132,000	2,220,458
Spirax-Sarco Engineering PLC	114,008	5,202,283
Telecity Group PLC	195,221	2,362,409
WH Smith PLC	213,108	3,728,183
Whitbread PLC	51,253	3,443,990
Total		73,337,285
UNITED STATES 1.8%
Aveva Group PLC	77,400	1,931,091
Chart Industries, Inc. (a)	19,000	1,161,470
FMC Technologies, Inc. (a)	51,258	2,783,822
Hornbeck Offshore Services, Inc. (a)	54,196	1,773,835
Synageva Biopharma Corp. (a)	30,000	2,063,400
Textainer Group Holdings Ltd.	111,579	3,472,339
Total		13,185,957
Total Common Stocks (Cost: $571,191,986)		$678,246,505

	Shares	Value

Money Market Funds 7.8%
Columbia Short-Term Cash Fund, 0.093% (e)(f)	57,435,181	$57,435,181
Total Money Market Funds (Cost: $57,435,181)		$57,435,181
Total Investments (Cost: $628,627,167) (g)		$735,681,686(h)
Other Assets & Liabilities, Net		(1,824,344)
Net Assets		$733,857,342

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $4,160,323, which represents 0.57% of net assets.

(c)

Identifies issues considered to be illiquid and restricted as to their marketability.  The aggregate value of such securities at September 30, 2014 was $2,667,847, representing 0.36% of net assets.  Information concerning such security holdings at September 30, 2014 is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value ($)
Archipelago Resources PLC	05-18-2010 - 07-16-2012	2,837,329	2,069,240	2,667,847

(d)	Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price	Expiration Date	Value ($)
Option*	2,837,329	GBP 0.58	December 31, 2014	91,995

*Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) December 31, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016).  After December 31, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement. These put options are valued at fair value deemed in good faith under consistently applied procedures established by the Fund’s Board of Trustees.

(e)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,476,428	106,151,608	(78,192,855)	57,435,181	25,031	57,435,181

(g)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $628,627,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$141,421,000
Unrealized Depreciation	(34,366,000)
Net Unrealized Appreciation	$107,055,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Currency Legend

GBP	British Pound

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	7,983,607	121,605,479	—	129,589,086
Consumer Staples	2,037,537	53,895,761	—	55,933,298
Energy	21,790,344	4,801,436	—	26,591,780
Financials	7,553,867	110,898,930	—	118,452,797
Health Care	14,740,444	29,494,261	—	44,234,705
Industrials	18,536,154	130,291,332	—	148,827,486
Information Technology	4,969,238	76,440,712	—	81,409,950
Materials	16,573,549	46,881,749	2,667,847	66,123,145
Telecommunication Services	—	7,084,258	—	7,084,258
Total Equity Securities	94,184,740	581,393,918	2,667,847	678,246,505
Mutual Funds
Money Market Funds	57,435,181	—	—	57,435,181
Total Mutual Funds	57,435,181	—	—	57,435,181
Investments in Securities	151,619,921	581,393,918	2,667,847	735,681,686
Derivatives
Assets
Options	—	—	91,995	91,995
Total	151,619,921	581,393,918	2,759,842	735,773,681

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the subscription price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Portfolio of Investments

Variable Portfolio – Columbia Wanger U.S. Equities Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%
CONSUMER DISCRETIONARY 14.8%
Auto Components 3.2%
Dorman Products, Inc. (a)	97,000	$3,885,820
Drew Industries, Inc.	178,000	7,509,820
Total		11,395,640
Distributors 0.6%
Pool Corp.	38,000	2,048,960
Hotels, Restaurants & Leisure 5.3%
Choice Hotels International, Inc.	62,000	3,224,000
Domino’s Pizza, Inc.	40,000	3,078,400
Fiesta Restaurant Group, Inc. (a)	85,000	4,222,800
Papa John’s International, Inc.	41,000	1,639,590
Vail Resorts, Inc.	81,200	7,044,912
Total		19,209,702
Household Durables 1.7%
Cavco Industries, Inc. (a)	93,200	6,337,600
Internet & Catalog Retail 1.7%
HomeAway, Inc. (a)	87,600	3,109,800
Shutterfly, Inc. (a)	59,000	2,875,660
Total		5,985,460
Specialty Retail 1.8%
DSW, Inc., Class A	37,000	1,114,070
GNC Holdings, Inc., Class A	48,000	1,859,520
Michaels Companies, Inc. (The) (a)	62,512	1,092,710
Pier 1 Imports, Inc.	74,203	882,274
Select Comfort Corp. (a)	82,000	1,715,440
Total		6,664,014
Textiles, Apparel & Luxury Goods 0.5%
Kate Spade & Co. (a)	66,000	1,731,180
TOTAL CONSUMER DISCRETIONARY		53,372,556
CONSUMER STAPLES 3.3%
Food & Staples Retailing 2.6%
Casey’s General Stores, Inc.	39,000	2,796,300
Fresh Market, Inc. (The) (a)	83,900	2,930,627
United Natural Foods, Inc. (a)	57,200	3,515,512
Total		9,242,439

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products 0.7%
B&G Foods, Inc.	45,000	$1,239,750
Boulder Brands, Inc. (a)	99,507	1,356,280
Total		2,596,030
TOTAL CONSUMER STAPLES		11,838,469
ENERGY 6.2%
Energy Equipment & Services 2.1%
Core Laboratories NV	19,400	2,839,190
Hornbeck Offshore Services, Inc. (a)	56,000	1,832,880
ShawCor Ltd.	57,994	2,925,721
Total		7,597,791
Oil, Gas & Consumable Fuels 4.1%
Carrizo Oil & Gas, Inc. (a)	53,000	2,852,460
Gulfport Energy Corp. (a)	15,700	838,380
Laredo Petroleum, Inc. (a)	114,000	2,554,740
Parsley Energy, Inc., Class A (a)	38,000	810,540
PDC Energy, Inc. (a)	22,100	1,111,409
Rice Energy, Inc. (a)	34,600	920,360
Rosetta Resources, Inc. (a)	72,000	3,208,320
SM Energy Co.	33,000	2,574,000
Total		14,870,209
TOTAL ENERGY		22,468,000
FINANCIALS 15.2%
Banks 5.8%
Associated Banc-Corp.	225,000	3,919,500
City National Corp.	36,000	2,724,120
First Busey Corp.	394,000	2,194,580
Hancock Holding Co.	71,000	2,275,550
Lakeland Financial Corp.	121,800	4,567,500
MB Financial, Inc.	101,000	2,795,680
TCF Financial Corp.	156,000	2,422,680
Total		20,899,610
Capital Markets 3.8%
Eaton Vance Corp.	73,000	2,754,290
SEI Investments Co.	308,100	11,140,896
Total		13,895,186
Insurance 1.4%
Allied World Assurance Co. Holdings AG	44,000	1,620,960
Enstar Group Ltd. (a)	24,000	3,271,680
Total		4,892,640

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 2.6%
Coresite Realty Corp.	49,000	$1,610,630
Education Realty Trust, Inc.	575,000	5,911,000
Kite Realty Group Trust	78,000	1,890,720
Total		9,412,350
Real Estate Management & Development 0.8%
St. Joe Co. (The) (a)	141,000	2,810,130
Thrifts & Mortgage Finance 0.8%
TrustCo Bank Corp.	474,200	3,053,848
TOTAL FINANCIALS		54,963,764
HEALTH CARE 13.4%
Biotechnology 6.1%
Celldex Therapeutics, Inc. (a)	38,000	492,480
Cepheid (a)	212,200	9,343,166
Seattle Genetics, Inc. (a)	85,000	3,160,300
Synageva Biopharma Corp. (a)	111,499	7,668,901
Ultragenyx Pharmaceutical, Inc. (a)	24,754	1,401,077
Total		22,065,924
Health Care Equipment & Supplies 0.3%
Wright Medical Group, Inc. (a)	36,900	1,118,070
Health Care Providers & Services 0.8%
HealthSouth Corp.	74,700	2,756,430
Health Care Technology 1.3%
Allscripts Healthcare Solutions, Inc. (a)	221,000	2,964,715
Castlight Health, Inc. (a)	23,000	297,620
Medidata Solutions, Inc. (a)	33,000	1,461,570
Total		4,723,905
Life Sciences Tools & Services 3.3%
Mettler-Toledo International, Inc. (a)	46,100	11,807,593
Pharmaceuticals 1.6%
Akorn, Inc. (a)	152,000	5,513,040
Revance Therapeutics, Inc. (a)	14,000	270,620
Total		5,783,660
TOTAL HEALTH CARE		48,255,582

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 30.8%
Aerospace & Defense 3.6%
HEICO Corp., Class A	174,400	$7,028,320
Moog, Inc., Class A (a)	88,953	6,084,385
Total		13,112,705
Building Products 0.4%
PGT, Inc. (a)	155,000	1,444,600
Commercial Services & Supplies 3.3%
KAR Auction Services, Inc.	184,500	5,282,235
McGrath Rentcorp	148,000	5,061,600
Mobile Mini, Inc.	44,000	1,538,680
Total		11,882,515
Electrical Equipment 3.4%
Acuity Brands, Inc.	34,000	4,002,140
Generac Holdings, Inc. (a)	92,000	3,729,680
Thermon Group Holdings, Inc. (a)	178,801	4,366,321
Total		12,098,141
Machinery 11.6%
Chart Industries, Inc. (a)	13,800	843,594
Donaldson Co., Inc.	322,900	13,119,427
ESCO Technologies, Inc.	81,000	2,817,180
Kennametal, Inc.	92,000	3,800,520
Middleby Corp. (The) (a)	83,000	7,314,790
Nordson Corp.	135,600	10,315,092
Toro Co. (The)	61,000	3,613,030
Total		41,823,633
Road & Rail 3.0%
Avis Budget Group, Inc. (a)	160,000	8,782,400
Hertz Global Holdings, Inc. (a)	81,000	2,056,590
Total		10,838,990
Trading Companies & Distributors 5.5%
CAI International, Inc. (a)	206,000	3,986,100
Rush Enterprises, Inc., Class A (a)	221,500	7,409,175
Rush Enterprises, Inc., Class B (a)	86,600	2,590,206
Textainer Group Holdings Ltd.	52,620	1,637,534
WESCO International, Inc. (a)	52,000	4,069,520
Total		19,692,535
TOTAL INDUSTRIALS		110,893,119
INFORMATION TECHNOLOGY 13.4%
Electronic Equipment, Instruments & Components 3.1%
IPG Photonics Corp. (a)	86,000	5,915,080
Littelfuse, Inc.	23,100	1,967,658

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Rogers Corp. (a)	60,000	$3,285,600
Total		11,168,338
Internet Software & Services 2.5%
Bankrate, Inc. (a)	70,000	795,200
Five9, Inc. (a)	37,000	241,980
Liquidity Services, Inc. (a)	80,000	1,100,000
Pandora Media, Inc. (a)	59,000	1,425,440
SPS Commerce, Inc. (a)	92,200	4,900,430
Textura Corp. (a)	22,000	580,800
Total		9,043,850
IT Services 3.2%
Blackhawk Network Holdings, Inc. (a)	145,800	4,709,340
Virtusa Corp. (a)	25,545	908,380
WEX, Inc. (a)	52,600	5,802,832
Total		11,420,552
Software 4.6%
ANSYS, Inc. (a)	90,400	6,840,568
CommVault Systems, Inc. (a)	12,000	604,800
Informatica Corp. (a)	169,000	5,786,560
Solera Holdings, Inc.	60,000	3,381,600
Total		16,613,528
TOTAL INFORMATION TECHNOLOGY		48,246,268

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 0.8%
Construction Materials 0.8%
Caesarstone Sdot-Yam Ltd.	56,000	$2,894,080
TOTAL MATERIALS		2,894,080
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.7%
inContact, Inc. (a)	70,000	608,650
Vonage Holdings Corp. (a)	535,000	1,754,800
Total		2,363,450
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc. (a)	223,000	1,589,990
TOTAL TELECOMMUNICATION SERVICES		3,953,440
Total Common Stocks (Cost: $249,227,968)		$356,885,278

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	1,863,189	$1,863,189
Total Money Market Funds (Cost: $1,863,189)		$1,863,189
Total Investments
(Cost: $251,091,157)		$358,748,467(d)
Other Assets & Liabilities, Net		1,653,750
Net Assets		$360,402,217

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,810,059	106,695,437	(111,642,307)	1,863,189	3,392	1,863,189

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	53,372,556	—	—	53,372,556
Consumer Staples	11,838,469	—	—	11,838,469
Energy	22,468,000	—	—	22,468,000
Financials	54,963,764	—	—	54,963,764
Health Care	48,255,582	—	—	48,255,582
Industrials	110,893,119	—	—	110,893,119
Information Technology	48,246,268	—	—	48,246,268
Materials	2,894,080	—	—	2,894,080
Telecommunication Services	3,953,440	—	—	3,953,440
Total Equity Securities	356,885,278	—	—	356,885,278
Mutual Funds
Money Market Funds	1,863,189	—	—	1,863,189
Total Mutual Funds	1,863,189	—	—	1,863,189
Total	358,748,467	—	—	358,748,467

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Conservative Portfolio

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 18.7%
Global Real Estate 0.2%
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	260,421	$2,739,623
International 4.5%
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	403,786	5,148,277
Variable Portfolio – DFA International Value Fund, Class 1 (a)	855,489	9,110,959
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	1,877,092	23,538,727
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	194,927	2,405,399
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	1,981,301	22,606,640
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	1,610,212	16,939,433
Total		79,749,435
U.S. Large Cap 11.7%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	1,869,782	28,906,832
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	1,241,646	24,435,596
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	661,244	7,366,260
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	509,964	17,303,065
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	302,806	5,296,077
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	899,870	16,431,617
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	705,188	12,559,397
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	1,580,249	28,017,819
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	1,158,401	21,302,987
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	994,616	18,430,244
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	1,809,389	26,525,647
Total		206,575,541
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	53,584	998,269

	Shares	Value

Equity Funds (continued)
U.S. Mid Cap (continued)
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	192,985	$3,423,544
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	446,070	7,908,829
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	411,408	7,137,930
Total		19,468,572
U.S. Small Cap 1.2%
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	137,307	2,416,608
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	182,336	3,108,830
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	678,439	14,505,027
Total		20,030,465
Total Equity Funds (Cost: $273,254,610)		$328,563,636

Fixed-Income Funds 74.1%
Emerging Markets 0.2%
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	372,242	3,547,468
Floating Rate 0.9%
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	1,648,931	15,697,820
Global Bond 0.1%
Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	88,766	927,608
High Yield 0.8%
Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	1,658,731	14,895,407
Inflation Protected Securities 2.6%
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	4,905,175	45,520,023
Investment Grade 67.3%
Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	16,352,175	161,559,490
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	8,674,998	87,790,982
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	12,434,611	127,081,728
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	10,836,266	112,805,524
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	19,596,236	213,011,091

	Shares	Value

Fixed-Income Funds (continued)
Investment Grade (continued)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	18,355,884	$197,876,430
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	11,311,580	116,622,387
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	16,763,820	170,152,768
Total		1,186,900,400
Multisector 2.2%
Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	4,449,273	39,020,122
Total Fixed-Income Funds (Cost: $1,314,485,728)		$1,306,508,848

Alternative Investment Funds 1.8%
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	173,131	1,492,385
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	2,676,757	24,920,612

	Shares	Value

Alternative Investment Funds (continued)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	463,654	$4,627,266
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	103,454	826,595
Total Alternative Investment Funds (Cost: $33,586,447)		$31,866,858

Money Market Funds 5.4%
Columbia Short-Term Cash Fund, 0.093%(a)(c)	1,935	1,935
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	96,007,784	96,007,784
Total Money Market Funds (Cost: $96,009,719)		$96,009,719
Total Investments
(Cost: $1,717,336,504)		$1,762,949,061(d)
Other Assets & Liabilities, Net		(53,142)
Net Assets		$1,762,895,919

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	1,935	—	—	1,935	—	—	1,935
Columbia Variable Portfolio – Cash Management Fund, Class 1	157,570,326	2,008,214	(63,570,756)	—	96,007,784	—	8,198	96,007,784
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	4,000,000	—	(2,335,130)	(4,521)	1,660,349	—	—	1,492,385
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	19,695,081	16,177,757	(17,000,000)	5,671,857	24,544,695	—	—	28,906,832
Columbia Variable Portfolio – Core Bond Fund, Class 1	195,095,065	2,043,176	(38,882,906)	529,339	158,784,674	—	2,043,176	161,559,490
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	88,838,800	29,673,474	(25,344,491)	(2,307,419)	90,860,364	411,078	2,373,612	87,790,982
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	25,960,123	—	(13,018,596)	4,479,066	17,420,593	—	—	24,435,596
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	3,108,388	9,136,711	(8,730,269)	64,282	3,579,112	20,211	116,498	3,547,468
Columbia Variable Portfolio – Global Bond Fund, Class 1	6,337,474	33,218,334	(38,567,432)	(8,969)	979,407	218,334	—	927,608
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	16,151,476	9,999,999	(12,015,229)	552,207	14,688,453	—	—	14,895,407

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	16,956,663	—	(14,017,470)	2,927,615	5,866,808	—	—	7,366,260
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	6,271,825	16,177,757	(9,000,000)	1,566,727	15,016,309	—	—	17,303,065
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	182,499,270	5,747,557	(60,508,730)	1,634,219	129,372,316	2,777,758	2,673,538	127,081,728
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	4,252,379	1,000,001	(4,791,234)	520,512	981,658	—	—	998,269
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	3,224,994	4,999,999	(5,159,076)	186,414	3,252,331	—	—	3,423,544
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	32,524,224	—	(6,000,000)	(226,838)	26,297,386	—	—	24,920,612
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	5,975,517	—	(2,000,000)	399,778	4,375,295	—	—	5,296,077
Columbia Variable Portfolio – Strategic Income Fund, Class 1	42,349,424	2,131,079	(6,832,287)	714,715	38,362,931	443,250	1,391,568	39,020,122
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	197,570,311	2,961,797	(87,549,139)	226,866	113,209,835	—	2,369,275	112,805,524
Variable Portfolio – American Century Diversified Bond Fund, Class 1	289,521,898	9,867,284	(87,263,232)	3,640,004	215,765,954	191,308	3,490,932	213,011,091
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	6,489,527	444,506	(2,134,856)	(108,791)	4,690,386	354,407	90,099	4,627,266
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	76,347,263	12,000,000	(42,453,595)	(2,245,353)	43,648,315	—	—	45,520,023
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	3,777,994	3,465,455	(2,418,126)	624,463	5,449,786	344,803	120,652	5,148,277
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	5,155,182	6,000,001	(8,884,745)	139,305	2,409,743	—	—	2,416,608
Variable Portfolio – DFA International Value Fund, Class 1	3,926,334	6,656,546	(1,418,126)	219,737	9,384,491	370,412	226,882	9,110,959
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	17,653,503	9,959,371	(11,294,213)	85,495	16,404,156	166,148	793,223	15,697,820
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	3,520,753	4,000,000	(6,726,430)	144,003	938,326	—	—	826,595
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	23,199,925	—	(18,464,490)	6,604,940	11,340,375	—	—	16,431,617
Variable Portfolio – Invesco International Growth Fund, Class 1	19,356,611	9,226,808	(5,523,277)	869,681	23,929,823	1,753,889	413,666	23,538,727

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	285,815,138	8,789,000	(98,861,588)	4,690,418	200,432,968	209,091	4,394,864	197,876,430
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	8,028,214	10,000,000	(10,565,094)	192,542	7,655,662	—	—	7,908,829
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	11,210,703	—	—	—	11,210,703	—	—	12,559,397
Variable Portfolio – MFS Value Fund, Class 1	24,891,827	4,000,000	(13,551,000)	5,517,882	20,858,709	—	—	28,017,819
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	5,563,991	158,332	(4,270,326)	855,100	2,307,097	111,949	46,383	2,405,399
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	2,786,574	2,502,434	(2,270,326)	18,541	3,037,223	437,514	64,919	2,739,623
Variable Portfolio – NFJ Dividend Value Fund, Class 1	23,345,580	—	(14,548,164)	4,533,319	13,330,735	—	—	21,302,987
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	16,422,673	1,000,000	(5,886,684)	2,119,467	13,655,456	—	—	18,430,244
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	5,208,130	1,000,000	(3,416,144)	273,304	3,065,290	—	—	3,108,830
Variable Portfolio – Partners Small Cap Value Fund, Class 1	17,607,020	—	(10,812,054)	4,657,724	11,452,690	—	—	14,505,027
Variable Portfolio – Pyramis® International Equity Fund, Class 1	20,941,237	3,296,985	(3,939,035)	935,330	21,234,517	1,848,380	389,351	22,606,640
Variable Portfolio – Pyrford International Equity Fund, Class 1	20,264,389	412,444	(5,252,010)	224,389	15,649,212	8,452	403,994	16,939,433
Variable Portfolio – Sit Dividend Growth Fund, Class 1	24,008,180	177,757	(7,000,000)	1,966,453	19,152,390	—	—	26,525,647
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	39,898,392	90,732,866	(13,907,216)	(463,267)	116,260,775	—	732,867	116,622,387
Variable Portfolio – Victory Established Value Fund, Class 1	15,203,349	5,000,000	(14,563,111)	1,032,782	6,673,020	—	—	7,137,930
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	211,037,414	1,547,902	(40,964,072)	515,223	172,136,467	—	777,624	170,152,768
Total	2,189,563,141	325,515,481	(851,710,659)	53,968,541	1,717,336,504	9,666,984	22,921,321	1,762,949,061

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	328,563,636	—	—	328,563,636
Fixed-Income Funds	1,306,508,848	—	—	1,306,508,848
Alternative Investment Funds	31,866,858	—	—	31,866,858
Money Market Funds	96,009,719	—	—	96,009,719
Total Mutual Funds	1,762,949,061	—	—	1,762,949,061

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – DFA International Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.9%
AUSTRALIA 6.6%
Alumina Ltd. (a)	858,644	$1,271,795
AMP Ltd.	151,816	724,123
Asciano Ltd.	593,228	3,135,882
ASX Ltd.	1,159	36,349
Bank of Queensland Ltd.	187,536	1,908,766
Beach Energy Ltd	5,042	6,214
Bendigo & Adelaide Bank Ltd.	235,713	2,458,498
BlueScope Steel Ltd. (a)	91,577	433,588
Boral Ltd.	393,776	1,712,890
Echo Entertainment Group Ltd.	361,800	1,036,853
Fairfax Media Ltd.	661,928	448,030
Fortescue Metals Group Ltd.	416,624	1,265,714
GrainCorp Ltd., Class A	52,752	394,092
Harvey Norman Holdings Ltd.	287,196	911,853
Incitec Pivot Ltd.	754,109	1,786,345
Lend Lease Group	240,250	3,016,536
Macquarie Group Ltd.	199,624	10,044,971
National Australia Bank Ltd.	278,826	7,930,824
New Hope Corp., Ltd.	9,524	21,711
Newcrest Mining Ltd. (a)	254,813	2,341,731
Orica Ltd.	68,581	1,131,839
Origin Energy Ltd.	566,980	7,415,023
Primary Health Care Ltd	114,609	437,868
Qantas Airways Ltd. (a)	592,352	719,556
QBE Insurance Group Ltd.	396,492	4,037,795
Santos Ltd.	679,444	8,126,602
Seven Group Holdings Ltd.	57,060	337,290
Sims Metal Management Ltd. (a)	85,319	837,066
Suncorp Group Ltd.	617,912	7,594,993
Tabcorp Holdings Ltd	148,963	471,059
Tatts Group Ltd.	706,783	1,945,891
Toll Holdings Ltd.	354,237	1,747,305
Treasury Wine Estates Ltd.	336,660	1,244,514
Wesfarmers Ltd.	423,111	15,592,409
Woodside Petroleum Ltd.	102,676	3,645,785
WorleyParsons Ltd.	45,219	605,771
Total		96,777,531
AUSTRIA 0.1%
Erste Group Bank AG	47,320	1,080,434
OMV AG	5,815	195,541
Raiffeisen Bank International AG	27,151	588,200
Total		1,864,175
BELGIUM 1.6%
Ageas	94,183	3,122,561
Belgacom SA	19,109	665,303
Colruyt SA	6,986	307,814

Issuer	Shares	Value

Common Stocks (continued)
BELGIUM (CONTINUED)
Delhaize Group SA	87,793	$6,101,354
KBC Groep NV (a)	96,304	5,112,400
Solvay SA	32,929	5,057,358
UCB SA	31,419	2,846,975
Umicore SA	13,052	569,040
Total		23,782,805
CANADA 9.3%
Agnico Eagle Mines Ltd.	29,156	846,399
Agrium, Inc.	50,795	4,520,755
Bank of Montreal	41,058	3,022,690
Barrick Gold Corp.	453,570	6,649,336
Blackberry Ltd. (a)	169,400	1,688,025
Bonavista Energy Corp.	61,742	710,065
Cameco Corp.	86,882	1,532,915
Cameco Corp.	10,584	186,913
Canadian Natural Resources Ltd.	177,334	6,889,417
Canadian Natural Resources Ltd.	244,933	9,513,198
Canadian Tire Corp., Ltd., Class A	54,329	5,566,546
Crescent Point Energy Corp.	18,622	672,085
Crescent Point Energy Corp.	1,819	65,666
Eldorado Gold Corp.	176,636	1,190,769
Empire Co., Ltd., Class A	15,249	1,060,534
Enerplus Corp.	112,724	2,139,839
Ensign Energy Services, Inc.	52,725	692,517
Fairfax Financial Holdings Ltd.	4,960	2,222,312
First Quantum Minerals Ltd.	218,173	4,211,706
Genworth MI Canada, Inc.	12,100	382,463
George Weston Ltd.	14,996	1,181,791
Goldcorp, Inc.	44,629	1,027,806
Goldcorp, Inc.	208,243	4,800,959
Husky Energy, Inc.	130,463	3,580,903
IAMGOLD Corp. (a)	5,200	14,393
Industrial Alliance Insurance & Financial Services, Inc.	26,710	1,105,891
Kinross Gold Corp. (a)	502,300	1,668,428
Loblaw Companies Ltd.	11,501	575,589
Lundin Mining Corp. (a)	256,111	1,264,605
Magna International, Inc.	55,947	5,310,207
Manulife Financial Corp.	515,954	9,923,344
MEG Energy Corp. (a)	20,232	621,078
New Gold, Inc. (a)	26,750	135,428
Pacific Rubiales Energy Corp.	109,999	1,844,530
Pan American Silver Corp.	29,214	321,107
Pan American Silver Corp.	6,100	66,978
Pengrowth Energy Corp.	236,513	1,239,637
Penn West Petroleum Ltd.	217,479	1,473,874
Precision Drilling Corp.	150,594	1,625,681

Issuer	Shares	Value

Common Stocks (continued)
CANADA (CONTINUED)
Sun Life Financial, Inc.	2,000	$72,540
Sun Life Financial, Inc.	160,926	5,833,828
Suncor Energy, Inc.	613,285	22,194,242
Talisman Energy, Inc.	592,960	5,130,392
Teck Resources Ltd.	200	4,075
Teck Resources Ltd., Class B	218,255	4,133,389
Thomson Reuters Corp.	134,755	4,909,151
Thomson Reuters Corp.	3,525	128,345
TMX Group Ltd.	700	34,233
TransAlta Corp.	800	8,400
TransAlta Corp.	56,293	590,600
Whitecap Resources, Inc.	21,562	308,620
Yamana Gold, Inc.	334,663	2,008,068
Total		136,902,262
DENMARK 1.7%
AP Moller - Maersk A/S, Class A	1,495	3,454,946
AP Moller - Maersk A/S, Class B	3,260	7,744,059
Carlsberg A/S, Class B	52,345	4,654,034
Danske Bank A/S	187,675	5,101,430
FLSmidth & Co. A/S	4,694	224,603
H Lundbeck A/S	33,898	756,925
Rockwool International A/S, Class B	957	138,511
TDC A/S	399,407	3,033,394
Total		25,107,902
FINLAND 0.9%
Fortum OYJ	214,414	5,227,831
Kesko OYJ, Class A	513	17,813
Kesko OYJ, Class B	21,904	781,827
Neste Oil OYJ	54,905	1,130,369
Stora Enso OYJ, Class R	274,462	2,277,102
UPM-Kymmene OYJ	269,838	3,835,822
Total		13,270,764
FRANCE 9.6%
ArcelorMittal	570,606	7,807,131
AXA SA	556,350	13,704,332
BNP Paribas SA	313,111	20,780,626
Bollore SA	2,654	1,505,060
Bouygues SA	114,258	3,694,468
Casino Guichard Perrachon SA	28,432	3,058,874
Cie de St. Gobain	182,833	8,353,915
Cie Generale des Etablissements Michelin	690	64,992
CNP Assurances	33,492	630,430
Credit Agricole SA	311,259	4,691,767
Electricite de France SA	78,721	2,582,579

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Eramet (a)	1,530	$161,131
GDF Suez	595,276	14,929,801
Lafarge SA	89,119	6,413,572
Lagardere SCA	42,592	1,139,765
Natixis	447,955	3,081,896
Orange SA	733,849	10,950,946
Peugeot SA (a)	204,243	2,613,434
Renault SA	125,924	9,109,304
Rexel SA	63,261	1,181,385
SCOR SE	21,796	680,751
Societe Generale SA	166,161	8,475,522
STMicroelectronics NV	277,137	2,139,691
Thales SA	13,592	723,395
Vallourec SA	30,724	1,413,915
Vivendi SA	483,457	11,674,423
Total		141,563,105
GERMANY 7.5%
Allianz SE, Registered Shares	130,262	21,028,448
Bayerische Motoren Werke AG	114,162	12,200,983
Celesio AG	18,214	604,733
Commerzbank AG (a)	372,061	5,524,778
Daimler AG, Registered Shares	360,521	27,531,885
Deutsche Bank AG, Registered Shares	263,800	9,211,239
Deutsche Lufthansa AG, Registered Shares	114,947	1,804,913
Deutsche Telekom AG, Registered Shares	131,417	1,989,201
E.ON SE	522,106	9,534,533
Fraport AG Frankfurt Airport Services Worldwide	6,007	393,879
Hannover Rueckversicherung AG	3,409	275,139
HeidelbergCement AG	72,789	4,791,028
K+S AG	72,813	2,054,019
Metro AG (a)	10,843	355,597
Muenchener Rueckversicherungs AG, Registered Shares	33,416	6,591,896
RWE AG	88,021	3,425,827
Talanx AG	4,475	148,638
Telefonica Deutschland Holding AG	7,056	36,799
Volkswagen AG	12,160	2,512,501
Total		110,016,036
HONG KONG 2.3%
Cathay Pacific Airways Ltd.	536,000	984,771
Cheung Kong Holdings Ltd.	7,000	115,150
FIH Mobile Ltd. (a)	320,000	166,370
Hang Lung Group Ltd.	72,000	356,737

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Henderson Land Development Co., Ltd.	429,306	$2,779,254
Hongkong & Shanghai Hotels (The)	114,250	166,970
Hopewell Holdings Ltd.	227,000	794,518
Hutchison Whampoa Ltd.	572,000	6,914,683
Kerry Logistics Network Ltd.	59,000	91,903
Kerry Properties Ltd.	232,500	779,453
MTR Corp.	185,505	727,425
New World Development Co., Ltd.	3,474,930	4,048,097
NWS Holdings Ltd.	32,929	58,565
Orient Overseas International Ltd.	94,000	519,599
Shangri-La Asia Ltd.	286,000	422,671
Sino Land Co., Ltd.	456,171	703,179
Sun Hung Kai Properties Ltd.	389,476	5,526,333
Swire Pacific Ltd., Class A	228,500	2,941,343
Wharf Holdings Ltd. (The)	465,000	3,302,766
Wheelock & Co., Ltd.	557,000	2,656,940
Yue Yuen Industrial Holdings Ltd.	10,500	31,720
Total		34,088,447
IRELAND 0.1%
Bank of Ireland (a)	3,231,159	1,263,338
Bank of Ireland, ADR (a)	27,096	428,930
Total		1,692,268
ISRAEL 0.4%
Bank Hapoalim BM	561,883	3,168,740
Bank Leumi Le-Israel BM (a)	449,830	1,822,306
Israel Discount Bank Ltd., Class A (a)	661,359	1,138,494
Mizrahi Tefahot Bank Ltd. (a)	16,177	193,397
Total		6,322,937
ITALY 1.5%
Banca Monte dei Paschi di Siena SpA (a)	989,536	1,295,338
Banco Popolare SC (a)	44,104	642,303
Intesa Sanpaolo SpA	909,771	2,746,350
Mediaset SpA (a)	1,881	7,170
Mediobanca SpA (a)	55,669	475,624
Telecom Italia SpA (a)	4,606,798	5,269,149
UniCredit SpA	940,111	7,385,410
Unione di Banche Italiane SCPA	502,392	4,198,946
Total		22,020,290
JAPAN 22.0%
77 Bank Ltd. (The)	154,000	811,577
Aeon Co., Ltd.	406,700	4,052,162
Aisin Seiki Co., Ltd.	98,300	3,548,085

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Alfresa Holdings Corp.	74,000	$1,065,309
Amada Co., Ltd.	162,000	1,544,513
Aoyama Trading Co., Ltd.	2,700	62,928
Asahi Glass Co., Ltd.	587,000	3,184,357
Asahi Kasei Corp.	678,000	5,513,723
Autobacs Seven Co., Ltd.	31,500	489,198
Bank of Kyoto Ltd. (The)	115,000	955,615
Bank of Yokohama Ltd. (The)	470,000	2,584,450
Calsonic Kansei Corp.	32,000	174,088
Canon Marketing Japan, Inc.	21,000	404,539
Chiba Bank Ltd. (The)	267,000	1,857,366
Chugoku Bank Ltd. (The)	51,000	749,022
Citizen Holdings Co., Ltd.	109,300	717,715
Coca-Cola West Co., Ltd.	25,500	371,302
COMSYS Holdings Corp.	2,900	50,056
Cosmo Oil Company Ltd.	256,000	431,627
Dai Nippon Printing Co., Ltd.	283,000	2,839,688
Daicel Corp.	50,000	541,114
Daido Steel Co., Ltd.	95,000	378,671
Dainippon Sumitomo Pharma Co., Ltd.	11,500	146,713
Denki Kagaku Kogyo KK	160,000	524,527
DIC Corp.	83,000	186,563
Fuji Media Holdings, Inc.	11,100	165,127
FUJIFILM Holdings Corp.	179,100	5,503,223
Fujikura Ltd.	25,000	120,355
Fukuoka Financial Group, Inc.	326,000	1,555,091
Fukuyama Transporting Co., Ltd.	52,000	259,275
Furukawa Electric Co., Ltd.	342,000	687,252
Glory Ltd.	8,000	225,822
Gunma Bank Ltd. (The)	114,000	657,157
H2O Retailing Corp.	16,000	267,897
Hachijuni Bank Ltd. (The)	126,000	757,223
Hankyu Hanshin Holdings, Inc.	518,000	3,016,342
Hiroshima Bank Ltd. (The)	118,000	579,841
Hitachi Chemical Co., Ltd.	35,700	634,109
Hitachi Construction Machine Co., Ltd.	51,700	1,040,847
Hitachi Transport System Ltd	13,300	171,807
Hokuhoku Financial Group, Inc.	284,000	556,702
Honda Motor Co., Ltd.	409,800	14,060,171
House Foods Group, Inc.	28,700	497,663
Ibiden Co., Ltd.	63,700	1,241,658
Idemitsu Kosan Co., Ltd.	48,000	1,019,514
Inpex Corp.	90,600	1,280,910
Isetan Mitsukoshi Holdings Ltd.	156,200	2,032,869
ITOCHU Corp.	518,300	6,329,997
Iyo Bank Ltd. (The)	77,600	785,561
J Front Retailing Co., Ltd.	122,500	1,602,585
JFE Holdings, Inc.	198,200	3,959,340

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Joyo Bank Ltd. (The)	105,000	$516,811
JTEKT Corp.	46,600	781,086
JX Holdings, Inc.	895,000	4,126,632
K’s Holdings Corp.	12,600	375,411
Kamigumi Co., Ltd.	103,000	975,376
Kaneka Corp.	135,000	756,305
Kawasaki Kisen Kaisha Ltd.	476,000	1,012,465
Kewpie Corp.	8,700	146,857
Kirin Holdings Co., Ltd.	15,000	199,001
Kobe Steel Ltd.	1,849,000	3,002,721
Konica Minolta, Inc.	275,300	2,976,141
Kuraray Co., Ltd.	144,400	1,696,239
Kyocera Corp.	96,800	4,521,235
Kyowa Hakko Kirin Co., Ltd.	86,000	1,057,830
Marubeni Corp.	353,700	2,420,332
Marui Group Co., Ltd.	93,200	767,499
Medipal Holdings Corp.	68,500	832,614
MEIJI Holdings Co., Ltd.	10,000	790,806
Mitsubishi Chemical Holdings Corp.	875,700	4,310,799
Mitsubishi Corp.	430,700	8,820,843
Mitsubishi Gas Chemical Co., Inc.	156,000	994,615
Mitsubishi Logistics Corp.	4,000	57,471
Mitsubishi Materials Corp.	631,000	2,041,667
Mitsubishi Tanabe Pharma Corp.	98,700	1,448,276
Mitsubishi UFJ Financial Group, Inc.	4,436,500	25,002,849
Mitsui & Co., Ltd.	636,000	10,032,319
Mitsui Chemicals, Inc. (a)	448,000	1,246,897
Mitsui OSK Lines Ltd.	609,000	1,945,832
Mizuho Financial Group, Inc.	8,187,900	14,616,979
MS&AD Insurance Group Holdings, Inc.	94,500	2,061,245
Nagase & Co., Ltd.	44,000	535,329
NEC Corp.	1,244,000	4,299,733
NH Foods Ltd.	55,000	1,167,800
NHK Spring Co., Ltd.	46,000	451,361
Nikon Corp.	110,300	1,595,285
Nippo Corp.	11,000	201,617
Nippon Electric Glass Co., Ltd.	156,000	758,376
Nippon Express Co., Ltd.	514,000	2,152,795
Nippon Paper Industries Co., Ltd.	49,100	735,177
Nippon Shokubai Co., Ltd.	42,000	468,276
Nippon Steel & Sumitomo Metal Corp.	2,627,000	6,820,046
Nippon Television Holdings, Inc.	19,300	294,444
Nippon Yusen KK	1,009,000	2,660,321
Nishi-Nippon City Bank Ltd. (The)	175,000	467,242
Nissan Motor Co., Ltd.	853,100	8,258,137
Nissan Shatai Co., Ltd.	5,800	94,584
Nisshin Seifun Group, Inc.	101,035	999,505

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Nisshin Steel Co., Ltd	14,400	$130,872
Nisshinbo Holdings, Inc.	61,000	512,943
NOK Corp.	39,400	904,501
Nomura Real Estate Holdings, Inc.	7,000	120,383
NTN Corp.	264,000	1,192,613
NTT DoCoMo, Inc.	412,200	6,903,618
NTT DoCoMo, Inc., ADR	4,034	67,529
Obayashi Corp.	87,000	595,397
Oji Holdings Corp.	444,000	1,680,895
Otsuka Holdings Co., Ltd.	33,800	1,165,028
Pola Orbis Holdings, Inc.	3,100	121,636
Resona Holdings, Inc.	270,800	1,527,687
Ricoh Co., Ltd.	459,400	4,935,481
Rohm Co., Ltd.	18,400	1,158,556
Sankyo Co., Ltd.	15,700	562,655
SBI Holdings, Inc.	65,000	728,555
Seino Holdings Corp.	62,000	497,010
Sekisui House Ltd.	339,600	4,002,438
Shiga Bank Ltd. (The)	29,000	159,718
Shinsei Bank Ltd.	58,000	124,490
Shizuoka Bank Ltd. (The)	88,000	906,082
Showa Denko KK	672,000	881,895
Showa Shell Sekiyu KK	29,100	277,626
SKY Perfect JSAT Holdings, Inc.	97,500	572,920
Sojitz Corp.	524,100	822,805
Sompo Japan Nipponkoa Holdings, Inc.	54,900	1,331,796
Sony Corp.	487,800	8,754,660
Sumitomo Chemical Co., Ltd.	894,000	3,193,093
Sumitomo Corp.	349,500	3,857,473
Sumitomo Electric Industries Ltd.	312,200	4,621,751
Sumitomo Forestry Co., Ltd.	71,400	768,256
Sumitomo Heavy Industries Ltd.	274,000	1,543,260
Sumitomo Metal Mining Co., Ltd.	157,000	2,209,581
Sumitomo Mitsui Financial Group, Inc.	460,500	18,762,839
Sumitomo Mitsui Trust Holdings, Inc.	481,000	2,002,623
Sumitomo Rubber Industries Ltd.	66,900	951,658
Suzuken Co., Ltd.	28,400	818,153
Suzuki Motor Corp.	63,400	2,102,674
T&D Holdings, Inc.	288,800	3,711,037
Takashimaya Co., Ltd.	110,000	920,099
Takata Corp.	6,900	156,639
TDK Corp.	74,900	4,189,924
Teijin Ltd.	520,000	1,256,447
The Dai-ichi Life Insurance Co., Ltd.	158,200	2,350,011
Toho Holdings Co., Ltd.	5,500	105,226
Tokai Rika Co., Ltd.	18,900	399,886
Tokio Marine Holdings, Inc.	92,200	2,860,745

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Tokyo Broadcasting System Holdings, Inc.	6,000	$66,800
Toppan Printing Co Ltd	238,000	1,710,398
Toshiba TEC Corp.	10,000	64,784
Tosoh Corp.	92,000	373,273
Toyo Seikan Group Holdings Ltd.	65,700	814,487
Toyoda Gosei Co., Ltd.	19,700	384,577
Toyota Boshoku Corp.	13,600	142,635
Toyota Tsusho Corp.	121,500	2,959,619
Ube Industries Ltd.	267,000	425,768
UNY Group Holdings Co., Ltd.	89,400	475,158
Ushio, Inc.	21,400	226,203
Wacoal Holdings Corp.	42,000	408,693
Yamada Denki Co., Ltd.	391,900	1,143,891
Yamaguchi Financial Group, Inc.	82,000	775,618
Yamaha Corp.	65,600	857,652
Yamato Kogyo Co., Ltd.	12,900	430,588
Yamazaki Baking Co., Ltd	46,000	592,042
Yokohama Rubber Co., Ltd. (The)	61,000	528,582
Total		323,490,359
MONGOLIA —%
Turquoise Hill Resources Ltd. (a)	58,099	218,400
NETHERLANDS 2.6%
Aegon NV	934,136	7,691,872
Akzo Nobel NV	21,348	1,460,657
ING Groep NV-CVA (a)	1,375,296	19,548,758
Koninklijke Ahold NV	109,656	1,773,759
Koninklijke Boskalis Westminster NV	6,687	376,072
Koninklijke DSM NV	90,221	5,562,896
Koninklijke KPN NV (a)	109,039	349,102
Koninklijke Philips NV	24,846	790,098
Koninklijke Philips NV	8,100	256,851
Total		37,810,065
NEW ZEALAND 0.1%
Auckland International Airport Ltd.	91,445	274,724
Contact Energy Ltd.	64,131	299,395
Fletcher Building Ltd.	31,442	215,512
Total		789,631
NORWAY 0.9%
DNB ASA	376,574	7,051,147
Norsk Hydro ASA	419,043	2,344,123
Petroleum Geo-Services ASA	16,305	103,290
SpareBank 1 SR Bank ASA	1,044	9,912

Issuer	Shares	Value

Common Stocks (continued)
NORWAY (CONTINUED)
Stolt-Nielsen Ltd.	3,206	$62,127
Storebrand ASA (a)	91,318	508,274
Subsea 7 SA	80,532	1,150,054
Wilh Wilhelmsen ASA	6,100	47,710
Yara International ASA	35,975	1,806,379
Total		13,083,016
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares (a)(b)	533,756	33,708
EDP Renovaveis SA	83,813	581,155
Total		614,863
SINGAPORE 1.1%
CapitaLand Ltd.	1,107,000	2,773,318
City Developments Ltd.	7,000	52,732
DBS Group Holdings Ltd.	211,675	3,052,889
Golden Agri-Resources Ltd.	3,841,000	1,551,837
Hutchison Port Holdings Trust	905,000	633,013
Keppel Land Ltd.	358,000	981,531
Neptune Orient Lines Ltd. (a)	375,000	273,208
Noble Group Ltd.	1,269,000	1,290,141
OUE Ltd.	150,000	250,332
Singapore Airlines Ltd.	344,000	2,647,262
United Industrial Corp., Ltd.	20,000	52,207
UOL Group Ltd.	67,189	347,782
Venture Corp., Ltd.	29,000	172,897
Wilmar International Ltd.	624,000	1,509,336
Total		15,588,485
SPAIN 2.1%
Acciona SA (a)	10,232	763,781
Banco de Sabadell SA	2,014,353	5,947,760
Banco Popular Espanol SA	408,328	2,490,519
Banco Santander SA	227,203	2,175,158
CaixaBank SA	3,508	21,330
CaixaBank SA	319,304	1,941,533
Iberdrola SA	1,710,642	12,227,493
Mapfre SA	169,401	598,721
Repsol SA	171,690	4,073,186
Total		30,239,481
SWEDEN 3.2%
Boliden AB	154,422	2,493,352
Meda AB, Class A	77,757	1,089,681
Nordea Bank AB	906,586	11,752,441
Saab AB, Class B	82,657	2,025,714

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Skandinaviska Enskilda Banken AB	9,980	$125,303
Skandinaviska Enskilda Banken AB, Class A	574,950	7,649,504
SSAB AB, Class A (a)	52,196	446,028
SSAB AB, Class B (a)	24,533	182,745
Svenska Cellulosa AB SCA, Class A	21,080	503,338
Svenska Cellulosa AB, Class B	239,156	5,682,612
Svenska Handelsbanken AB, Class A	12,077	565,585
Swedbank AB, Class A	87,079	2,183,552
Tele2 AB, Class B	74,050	891,302
Telefonaktiebolaget LM Ericsson	1,702	20,573
Telefonaktiebolaget LM Ericsson, Class B	760,642	9,590,837
TeliaSonera AB	151,110	1,042,077
Total		46,244,644
SWITZERLAND 9.6%
ABB Ltd.	299,260	6,694,324
Adecco SA, Registered Shares	94,054	6,358,139
Alpiq Holding AG, Registered Shares	673	70,889
Aryzta AG	46,457	4,003,114
Baloise Holding AG, Registered Shares	15,505	1,982,027
Cie Financiere Richemont SA, Class A, Registered Shares	46,845	3,829,166
Clariant AG, Registered Shares	131,773	2,250,292
Credit Suisse Group AG, Registered Shares	507,267	14,033,876
Givaudan SA	42	66,948
Glencore PLC	483,153	2,675,866
Holcim Ltd., Registered Shares	108,862	7,919,899
Julius Baer Group Ltd.	10,008	447,230
Lonza Group AG, Registered Shares	17,904	2,157,357
Novartis AG, Registered Shares	444,784	41,884,590
Sulzer AG, Registered Shares	9,127	1,119,225
Swatch Group AG (The), Registered Shares	4,135	361,244
Swiss Life Holding AG, Registered Shares	9,366	2,231,861
Swiss Re AG	229,755	18,284,445
UBS AG, Registered Shares	642,628	11,170,693
Zurich Insurance Group AG	44,581	13,267,438
Total		140,808,623
UNITED KINGDOM 15.7%
Anglo American PLC	476,082	10,617,485
Aviva PLC	122,920	1,039,913
Barclays Bank PLC	3,506,562	12,897,780
Barclays PLC ADR	123,572	1,830,101
Barratt Developments PLC	71,698	458,490
BP PLC	5,195,793	38,008,982
BP PLC, ADR	362,767	15,943,610
Carnival PLC, ADR	76,164	3,042,752

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Friends Life Group Ldt.	530,892	$2,643,850
HSBC Holdings PLC, ADR	816,108	41,523,575
International Consolidated Airlines Group SA (a)	180,657	1,072,404
Investec PLC	143,759	1,207,081
J Sainsbury PLC	494,274	2,009,921
Kazakhmys PLC (a)	35,477	151,491
Kingfisher PLC	588,026	3,075,304
Lloyds Banking Group PLC (a)	5,088,617	6,330,591
Old Mutual PLC	765,456	2,245,284
Royal Bank of Scotland Group PLC, ADR (a)	363,625	4,338,046
Royal Dutch Shell PLC, ADR, Class A	114,701	8,732,187
Royal Dutch Shell PLC, ADR, Class B	206,986	16,376,732
Royal Dutch Shell PLC, Class A	666,605	25,446,114
Standard Chartered PLC	379,376	6,997,538
Vedanta Resources PLC	13,780	222,034
Vodafone Group PLC	6,836,269	22,527,052
Vodafone Group PLC, ADR	48,341	1,589,935
Wm Morrison Supermarkets PLC	131,877	358,835
Total		230,687,087
Total Common Stocks (Cost: $1,315,204,834)		$1,452,983,176

Rights —%
SPAIN —%
Banco Popular Espanol SA (a)	408,328	$5,673
CaixaBank SA (a)(b)	76	5
Total		5,678
Total Rights (Cost: $6,219)		$5,678

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	3,710,007	$3,710,007
Total Money Market Funds (Cost: $3,710,007)		$3,710,007
Total Investments
(Cost: $1,318,921,060) (e)		$1,456,698,861(f)
Other Assets & Liabilities, Net		11,062,568
Net Assets		$1,467,761,429

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $33,713, which represents less than 0.01% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,042,621	196,757,381	(196,089,995)	3,710,007	4,636	3,710,007

(e)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,318,921,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$225,513,000
Unrealized Depreciation	(87,735,000)
Net Unrealized Appreciation	$137,778,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	18,957,001	131,484,791	—	150,441,792
Consumer Staples	2,817,914	59,315,013	—	62,132,927
Energy	101,474,100	97,064,951	—	198,539,051
Financials	70,717,953	457,334,296	—	528,052,249
Health Care	—	56,417,278	—	56,417,278
Industrials	256,851	135,312,531	—	135,569,382
Information Technology	1,688,025	42,457,193	—	44,145,218
Materials	33,082,601	127,370,563	—	160,453,164
Telecommunication Services	1,657,465	65,332,367	—	66,989,832
Utilities	599,000	49,643,283	—	50,242,283
Rights
Financials	—	5,678	—	5,678
Total Equity Securities	231,250,910	1,221,737,944	—	1,452,988,854
Mutual Funds
Money Market Funds	3,710,007	—	—	3,710,007
Total Mutual Funds	3,710,007	—	—	3,710,007
Total	234,960,917	1,221,737,944	—	1,456,698,861

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Eaton Vance Floating-Rate Income Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 98.5%
Aerospace & Defense 1.9%
Armor Holding II LLC 1st Lien Term Loan (a)(b)
06/26/20	5.750%	$628,221	$623,774
DAE Aviation Holdings, Inc. Tranche B-1 Term Loan (a)(b)
11/02/18	5.000%	606,529	608,045
Delos Finance SARL Term Loan (a)(b)
03/06/21	3.500%	2,000,000	1,971,660
Ducommun, Inc. Tranche B-1 Term Loan (a)(b)
06/28/17	4.750%	347,763	346,024
IAP Worldwide Services, Inc. (a)(b)
2nd Lien Term Loan
07/18/19	8.000%	936,834	796,309
IAP Worldwide Services, Inc. (a)(b)(c)
Term Loan
07/18/18	6.250%	678,751	675,357
Standard Aero Ltd. Tranche B-2 Term Loan (a)(b)
11/02/18	5.000%	274,960	275,647
TransDigm, Inc. (a)(b)
Tranche C Term Loan
02/28/20	3.750%	6,926,766	6,802,084
Tranche D Term Loan
06/04/21	3.750%	1,471,312	1,443,726
Total			13,542,626

Automotive 4.1%
ASP HHI Acquisition Co., Inc. Term Loan (a)(b)
10/05/18	5.000%	2,103,266	2,095,379
Affinia Group, Inc. Tranche B-2 Term Loan (a)(b)
04/25/20	4.750%	447,811	445,012
Atlantic Aviation FBO, Inc. Term Loan (a)(b)
06/01/20	3.250%	519,188	511,660
CS Intermediate Holdco 2 LLC Term Loan (a)(b)
04/04/21	4.000%	523,688	516,817
Chrysler Group LLC (a)(b)
Tranche B Term Loan
05/24/17	3.500%	4,651,918	4,611,214
12/31/18	3.250%	1,691,500	1,659,784
Federal-Mogul Corp. Tranche C Term Loan (a)(b)
04/15/21	4.750%	3,200,000	3,168,800
Gates Global LLC Term Loan (a)(b)
07/05/21	4.250%	1,225,000	1,201,774

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Automotive (continued)
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan (a)(b)
04/30/19	4.750%	$8,375,000	$8,351,466
Ina Beteiligungsgesellschaft Mit Beschrankter Haftung Tranche E Term Loan (a)(b)
05/15/20	3.750%	875,000	866,801
Metaldyne LLC Term Loan (a)(b)
12/18/18	4.250%	318,608	317,015
TI Group Automotive Systems LLC Term Loan (a)(b)
07/02/21	4.250%	698,250	688,216
Tower Automotive Holdings U.S.A. LLC Term Loan (a)(b)
04/23/20	4.000%	765,351	752,593
Veyance Technologies, Inc. Term Loan (a)(b)
09/08/17	5.250%	3,022,097	3,013,605
Visteon Corp. Term Loan (a)(b)
04/09/21	3.500%	872,813	857,268
Total			29,057,404

Banking 0.7%
Clipper Acquisitions Corp. Term B Loan (a)(b)
02/06/20	3.000%	1,967,613	1,920,882
Hamilton Lane Advisors LLC Term Loan (a)(b)
02/28/18	4.000%	603,642	597,606
Home Loan Servicing Solutions Ltd. Term Loan (a)(b)
06/26/20	4.500%	1,012,188	994,474
NXT Capital LLC Term Loan (a)(b)
09/04/18	6.250%	792,622	792,622
Sheridan Investment Partners II LP Term Loan (a)(b)
12/16/20	4.250%	562,506	555,475
Sheridan Production Partners II-A LP Term Loan (a)(b)
12/16/20	4.250%	78,249	77,270
Sheridan Production Partners II-M LP Term Loan (a)(b)
12/16/20	4.250%	29,182	28,818
Total			4,967,147

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Brokerage/Asset Managers/Exchanges 1.7%
LPL Holdings, Inc. Tranche B Term Loan (a)(b)
03/29/19	3.250%	$714,125	$704,306
Nuveen Investments, Inc. 1st Lien Tranche B Term Loan (a)(b)
05/13/17	4.264%	6,825,000	6,804,252
RCS Capital Corp. 1st Lien Term Loan (a)(b)
04/29/19	6.500%	839,375	842,523
USI, Inc. Term Loan (a)(b)
12/27/19	4.250%	2,213,894	2,172,383
Walter Investment Management Corp. Tranche B Term Loan (a)(b)
12/18/20	4.750%	1,320,936	1,263,978
Total			11,787,442

Building Materials 0.2%
American Builders & Contractors Supply Co., Inc. Tranche B Term Loan (a)(b)
04/16/20	3.500%	1,212,750	1,188,119
CPG International, Inc. Term Loan (a)(b)
09/30/20	4.750%	519,750	516,720
Total			1,704,839

Cable and Satellite 5.0%
Cequel Communications LLC Term Loan (a)(b)
02/14/19	3.500%	3,845,866	3,774,717
Charter Communications Operating LLC (a)(b)
Tranche E Term Loan
07/01/20	3.000%	1,333,125	1,292,651
Tranche F Term Loan
01/03/21	3.000%	1,612,805	1,563,082
Intelsat Jackson Holdings SA Tranche B-2 Term Loan (a)(b)
06/30/19	3.750%	6,125,000	6,017,813
MCC Iowa LLC (a)(b)
Tranche H Term Loan
01/29/21	3.250%	938,125	912,327
Tranche J Term Loan
06/30/21	3.750%	723,187	717,460
Mediacom Illinois LLC Tranche G Term Loan (a)(b)
06/30/21	3.750%	400,000	392,000
Mediacom Illinois LLC Tranche E Term Loan (a)(b)
10/23/17	3.120%	4,789,900	4,694,102
Numericable US LLC (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Cable and Satellite (continued)
Tranche B-1 Term Loan
05/21/20	4.500%	$978,481	$970,790
Tranche B-2 Term Loan
05/21/20	4.500%	846,519	839,866
TWCC Holding Corp. (a)(b)
2nd Lien Term Loan
06/26/20	7.000%	700,000	684,831
Term Loan
02/13/17	3.500%	1,939,281	1,904,141
UPC Financing Partnership Tranche AH Term Loan (a)(b)
06/30/21	3.250%	4,078,393	3,966,237
Virgin Media Investment Holdings Ltd. Tranche B Term Loan (a)(b)
06/07/20	3.500%	5,825,000	5,666,152
Ziggo BV (a)(b)
Tranche B-1 Term Loan
01/15/22	3.250%	721,085	699,546
Ziggo BV (a)(b)(c)(d)
Tranche B-2 Term Loan
01/15/22	0.000%	3,001	2,911
Tranche B-3 Term Loan
01/15/22	2.750%	764,234	741,406
Ziggo BV (a)(b)(d)
Tranche B-2 Term Loan
01/15/22	0.000%	461,680	447,890
Total			35,287,922

Chemicals 4.4%
AZ Chem U.S., Inc. 1st Lien Term Loan (a)(b)
06/11/21	4.500%	550,582	549,283
Allnex & Cy SCA Tranche B-1 Term Loan (a)(b)
10/03/19	4.500%	276,286	274,388
Allnex U.S.A, Inc. Tranche B-2 Term Loan (a)(b)
10/03/19	4.500%	143,352	142,367
Axalta Coating Systems Dutch Holding B BV Tranche B Term Loan (a)(b)
02/01/20	3.750%	4,484,103	4,389,758
Chemtura Corp. Term Loan (a)(b)
08/29/16	3.500%	296,866	295,752
Emerald Performance Materials LLC 1st Lien Term Loan (a)(b)
07/30/21	4.500%	400,000	395,900
Flint Group GmbH (a)(b)(c)
Tranche B2 Term Loan
05/03/21	4.750%	729,419	720,301
Tranche C Term Loan
04/08/21	4.750%	120,581	119,074

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Chemicals (continued)
Huntsman International LLC Term Loan (a)(b)
08/12/21	3.750%	$1,725,000	$1,705,594
INEOS U.S. Finance LLC Term Loan (a)(b)
05/04/18	3.750%	7,972,319	7,800,675
Kronos Worldwide, Inc. Term Loan (a)(b)
02/18/20	4.750%	248,750	247,402
MacDermid, Inc. (a)(b)
1st Lien Tranche B Term Loan
06/07/20	4.000%	715,938	702,335
MacDermid, Inc. (a)(b)(c)
1st Lien Tranche B Term Loan
06/07/20	4.000%	450,000	441,450
Minerals Technologies, Inc. Term Loan (a)(b)
05/07/21	4.000%	1,589,687	1,574,792
Momentive Performance Materials U.S.A., Inc. Debtor in Possession Term Loan (a)(b)(e)
04/15/15	4.000%	200,000	199,500
Omnova Solutions, Inc. Tranche B-1 Term Loan (a)(b)
05/31/18	4.250%	2,382,187	2,370,277
Orion Engineered Carbons GmbH Term Loan (a)(b)
07/25/21	5.000%	450,000	451,125
Oxea Finance & Cy SCA 1st Lien Tranche B-2 Term Loan (a)(b)
01/15/20	4.250%	669,938	654,864
PQ Corp. Term Loan (a)(b)
08/07/17	4.000%	1,056,188	1,042,985
Solenis International LP/Holdings 3 LLC Term Loan (a)(b)
07/31/21	4.250%	250,000	244,937
Tata Chemicals North America Term Loan (a)(b)
08/07/20	3.750%	1,061,562	1,048,293
Tronox Pigments BV Term Loan (a)(b)
03/19/20	4.000%	2,883,589	2,858,732
Univar, Inc. Tranche B Term Loan (a)(b)
06/30/17	5.000%	2,830,764	2,797,729
Total			31,027,513

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Construction Machinery 0.6%
Brock Holdings III, Inc. 1st Lien Term Loan (a)(b)
03/16/17	6.000%	$2,054,505	$2,008,278
CPM Acquisition Corp. 1st Lien Term Loan (a)(b)
08/29/17	6.250%	495,064	493,826
Doosan Infracore International, Inc. Tranche B Term Loan (a)(b)
05/28/21	4.500%	897,750	896,628
IES Global BV Term Loan (a)(b)
08/16/19	6.750%	641,907	639,905
Total			4,038,637
Consumer Cyclical Services 3.7%
Acosta Holdco, Inc. Term Loan (a)(b)
09/26/21	5.000%	2,625,000	2,618,437
Brickman Group Ltd. LLC (The) 1st Lien Term Loan (a)(b)
12/18/20	4.000%	669,942	654,587
Bright Horizons Family Solutions LLC Tranche B Term Loan (a)(b)
01/30/20	3.750%	2,505,375	2,470,926
Garda World Security Corp. (a)(b)
Tranche B Term Loan
11/06/20	4.000%	90,979	89,387
11/06/20	4.000%	355,646	349,422
IG Investments Holdings LLC 1st Lien Tranche B Term Loan (a)(b)
10/31/19	5.250%	1,306,955	1,303,034
KAR Auction Services, Inc. Tranche B-2 Term Loan (a)(b)
03/11/21	3.500%	2,995,449	2,946,773
Monitronics International, Inc. Tranche B Term Loan (a)(b)
03/23/18	4.250%	320,917	316,906
RGIS Services LLC Tranche C Term Loan (a)(b)
10/18/17	5.500%	2,820,867	2,771,502
ServiceMaster Co. LLC (The) Term Loan (a)(b)
07/01/21	4.250%	1,925,000	1,894,027
U.S. Security Associates Holdings, Inc. (a)(b)
Term Loan
07/28/17	6.000%	131,113	130,294
Tranche B Term Loan
07/28/17	6.000%	669,815	665,628

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Cyclical Services (continued)
Wash MultiFamily Laundry Systems LLC Term Loan (a)(b)
02/21/19	4.500%	$270,875	$269,691
Weight Watchers International, Inc. Tranche B-2 Term Loan (a)(b)
04/02/20	4.000%	6,082,375	4,622,605
West Corp. Tranche B-10 Term Loan (a)(b)
06/30/18	3.250%	4,769,669	4,660,634
Total			25,763,853
Consumer Products 2.3%
Bombardier Recreational Products, Inc. Term B Loan (a)(b)
01/30/19	4.000%	3,073,714	3,009,689
Fender Musical Instruments Corp. Term Loan (a)(b)
04/03/19	5.750%	421,563	419,982
Libbey Glass, Inc. Term Loan (a)(b)
04/09/21	3.750%	324,188	320,745
NBTY, Inc. Tranche B-2 Term Loan (a)(b)
10/01/17	3.500%	3,654,186	3,580,189
Party City Holdings, Inc. Term Loan (a)(b)
07/27/19	4.000%	1,252,783	1,229,744
Polarpak, Inc. Term Loan (a)(b)
06/07/20	4.500%	234,158	230,646
Prestige Brands, Inc. (a)(b)
Tranche B-1 Term Loan
01/31/19	4.125%	228,693	227,694
Tranche B2 Term Loan
09/03/21	4.500%	500,000	498,750
Revlon Consumer Products Corp. Term Loan (a)(b)
10/08/19	4.000%	1,066,938	1,048,938
Serta Simmons Holdings LLC Term Loan (a)(b)
10/01/19	4.250%	2,561,436	2,534,233
Spectrum Brands, Inc. Tranche C Term Loan (a)(b)
09/04/19	3.500%	965,250	954,594
Sun Products Corp. (The) Tranche B Term Loan (a)(b)
03/23/20	5.500%	2,053,123	1,923,530

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Consumer Products (continued)
WNA Holdings, Inc. Term Loan (a)(b)
06/07/20	4.500%	$121,834	$120,006
Total			16,098,740
Diversified Manufacturing 3.1%
Accudyne Industries Borrower SCA/ LLC Term Loan (a)(b)
12/13/19	4.000%	2,686,763	2,637,219
Allflex Holdings III, Inc. 1st Lien Term Loan (a)(b)
07/17/20	4.250%	618,750	611,944
Ameriforge Group, Inc. 1st Lien Term Loan (a)(b)
12/19/19	5.000%	1,037,058	1,033,169
Apex Tool Group LLC Term Loan (a)(b)
01/31/20	4.500%	689,500	663,933
BakerCorp International, Inc. Term Loan (a)(b)
02/07/20	4.250%	1,268,142	1,231,683
Carros Finance Luxembourg SARL Term Loan (a)(b)(c)
09/30/21	4.500%	275,000	271,906
Delachaux SA Tranche B Term Loan (a)(b)
09/25/21	5.250%	450,000	450,283
Entegris, Inc. Tranche B Term Loan (a)(b)
04/30/21	3.500%	377,261	370,346
Faenza Germany GmbH Holdings (a)(b)
Tranche B-1 Term Loan
08/28/20	4.250%	298,646	295,475
Tranche B-2 Term Loan
08/28/20	4.250%	29,612	29,297
Tranche B-3 Term Loan
08/28/20	4.250%	89,903	88,948
Filtration Group Corp. 1st Lien Term Loan (a)(b)
11/20/20	4.500%	223,312	222,011
Gardner Denver, Inc. Term Loan (a)(b)
07/30/20	0.000%	1,683,000	1,648,027
Grede Holdings LLC Term Loan (a)(b)
06/02/21	4.750%	700,000	696,794
Husky Injection Molding Systems Ltd. Term Loan (a)(b)
06/30/21	4.250%	2,241,445	2,204,327

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Diversified Manufacturing (continued)
Milacron LLC Term Loan (a)(b)
03/28/20	4.000%	$518,395	$508,027
NN, Inc. Term Loan (a)(b)
08/27/21	6.000%	525,000	525,331
Pelican Products, Inc. 1st Lien Term Loan (a)(b)
04/10/20	5.250%	746,697	744,831
Rexnord LLC/RBS Global, Inc. Tranche B Term Loan (a)(b)
08/21/20	4.000%	4,158,000	4,085,983
STS Operating, Inc. Term Loan (a)(b)
02/12/21	4.750%	249,375	247,816
Spin Holdco, Inc. 1st Lien Term Loan (a)(b)
11/14/19	4.250%	1,956,466	1,918,569
Travelport Finance SARL Term Loan (a)(b)
09/02/21	6.000%	925,000	922,854
Total			21,408,773
Electric 1.7%
Calpine Construction Finance Co. LP (a)(b)
Tranche B-1 Term Loan
05/03/20	3.000%	987,500	952,938
Tranche B-2 Term Loan
01/31/22	3.250%	841,751	817,029
Calpine Corp. (a)(b)
Term Loan
04/01/18	4.000%	1,064,250	1,054,331
04/01/18	4.000%	2,050,014	2,030,908
Dynegy, Inc. Tranche B-2 Term Loan (a)(b)
04/23/20	4.000%	926,731	918,335
EFS Cogen Holdings I LLC Tranche B Term Loan (a)(b)
12/17/20	3.750%	439,295	436,962
Energy Future Intermediate Holding Co. LLC Term Loan (a)(b)
06/19/16	4.250%	1,400,000	1,392,132
EquiPower Resources Holdings LLC 1st Lien Tranche C Term Loan (a)(b)
12/31/19	4.250%	543,127	540,412
Generac Power Systems, Inc. Tranche B Term Loan (a)(b)
05/29/20	3.250%	2,305,042	2,260,393

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Electric (continued)
La Frontera Generation LLC Term Loan (a)(b)
09/30/20	4.500%	$535,666	$528,466
Tenaska, Inc. Tranche B Term Loan (a)(b)(c)
09/30/21	5.500%	1,050,000	1,046,724
TerraForm Power Operating LLC Term Loan (a)(b)
07/23/19	4.750%	174,562	174,999
Total			12,153,629
Environmental 1.2%
ADS Waste Holdings, Inc. Tranche B-2 Term Loan (a)(b)
10/09/19	3.750%	4,816,712	4,681,844
EWT Holdings III Corp. 1st Lien Term Loan (a)(b)
01/15/21	4.750%	322,563	318,531
EnergySolutions LLC Term Loan (a)(b)
05/29/20	6.750%	698,250	706,978
Tervita Corp. Term Loan (a)(b)
05/15/18	6.250%	2,489,594	2,471,967
Total			8,179,320
Finance Companies 0.2%
Medley LLC Term Loan (a)(b)
06/15/19	6.500%	388,636	384,750
Ocwen Loan Servicing Term Loan (a)(b)
02/15/18	5.000%	1,157,375	1,137,121
Total			1,521,871
Food and Beverage 4.2%
ARAMARK Corp. (a)(b)
2nd Letter of Credit
07/26/16	3.657%	52,186	51,795
3rd Letter of Credit
07/26/16	3.657%	286,407	284,259
AdvancePierre Foods, Inc. 1st Lien Term Loan (a)(b)
07/10/17	5.750%	1,179,000	1,178,505
Arysta LifeScience SPC LLC 1st Lien Term Loan (a)(b)
05/29/20	4.500%	2,221,872	2,199,653

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Food and Beverage (continued)
Big Heart Pet Brands Term Loan (a)(b)
03/09/20	3.500%	$4,167,820	$3,995,898
CSM Bakery Supplies LLC 1st Lien Term Loan (a)(b)
07/03/20	5.000%	990,000	975,972
Centerplate, Inc. Tranche A Term Loan (a)(b)
11/26/19	4.750%	394,766	393,120
Charger OpCo BV Tranch B1 Term Loan (a)(b)(c)
07/23/21	3.735%	1,750,000	1,708,437
Clearwater Seafoods LP Tranche B Term Loan (a)(b)
06/26/19	4.750%	445,500	444,016
Darling International, Inc. Tranche B Term Loan (a)(b)
01/06/21	3.250%	572,125	571,770
Del Monte Foods, Inc. (a)(b)
1st Lien Term Loan
02/18/21	4.250%	597,000	558,195
Del Monte Foods, Inc. (a)(b)(c)
1st Lien Term Loan
02/18/21	4.250%	500,000	467,500
Diamond Foods, Inc. Term Loan (a)(b)
08/20/18	4.250%	1,144,250	1,130,668
Dole Food Co., Inc. Tranche B Term Loan (a)(b)
11/01/18	4.501%	1,346,354	1,331,208
High Liner Foods, Inc. Term Loan (a)(b)
04/24/21	4.250%	696,500	692,147
JBS U.S.A. LLC (a)(b)
Term Loan
09/18/20	3.750%	1,364,688	1,344,217
Term Loan
05/25/18	3.750%	5,712,728	5,627,037
Post Holdings, Inc. Tranche A Term Loan (a)(b)
06/02/21	3.750%	448,875	444,198
U.S. Foods, Inc. Term Loan (a)(b)
03/31/19	4.500%	6,295,313	6,257,918
Total			29,656,513
Gaming 1.8%
Affinity Gaming LLC Term Loan (a)(b)
11/09/17	5.250%	479,706	480,305

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming (continued)
Amaya Holdings BV 1st Lien Tranche B Term Loan (a)(b)
08/01/21	5.000%	$2,175,000	$2,144,311
Bally Technologies, Inc. Tranche B Term Loan (a)(b)
11/25/20	4.250%	894,935	890,084
Boyd Gaming Corp. Term B Loan (a)(b)
08/14/20	4.000%	429,375	422,398
Caesars Entertainment Operating Co., Inc. Tranche B6 Term Loan (a)(b)
03/01/17	6.948%	2,783,532	2,535,241
CityCenter Holdings LLC Tranche B Term Loan (a)(b)
10/16/20	4.250%	681,949	674,276
Golden Nugget, Inc. (a)(b)
Term Loan
11/21/19	5.500%	111,656	112,122
11/21/19	5.500%	260,531	261,618
Pinnacle Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
08/13/20	3.750%	679,090	669,468
Scientific Games International, Inc. (a)(b)
Term Loan
10/18/20	4.250%	3,448,937	3,377,820
Scientific Games International, Inc. (a)(b)(c)
Tranche B2 Term Loan
08/01/21	6.000%	675,000	661,257
Tropicana Entertainment, Inc. Term Loan (a)(b)
11/27/20	4.000%	297,000	290,317
Total			12,519,217
Health Care 9.0%
ATI Holdings, Inc. Term Loan (a)(b)
12/20/19	5.000%	417,563	418,782
Alere, Inc. Tranche B Term Loan (a)(b)
06/30/17	4.250%	5,790,735	5,740,066
Alliance HealthCare Services, Inc. Term Loan (a)(b)
06/03/19	4.250%	1,160,317	1,153,424
AmSurg Corp. Term Loan (a)(b)
07/16/21	3.750%	473,813	468,335
BSN Medical Luxembourg Holding, SARL Tranche B-1 Term Loan (a)(b)
08/28/19	4.000%	593,611	589,901

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
CHS/Community Health Systems, Inc. (a)(b) Tranche D Term Loan
01/27/21	4.250%	$5,322,174	$5,302,695
Tranche E Term Loan
01/25/17	3.485%	1,233,449	1,226,023
ConvaTec, Inc. Term Loan (a)(b)
12/22/16	4.000%	1,902,940	1,887,089
DJO Finance LLC Tranche B Term Loan (a)(b)
09/15/17	4.250%	2,936,542	2,911,464
DaVita HealthCare Partners, Inc. Tranche B Term Loan (a)(b)
06/24/21	3.500%	2,568,562	2,536,147
Emdeon, Inc. Tranche B-2 Term Loan (a)(b)
11/02/18	3.750%	1,598,664	1,579,176
Envision Healthcare Corp. Term Loan (a)(b)
05/25/18	4.000%	4,400,512	4,353,207
Gentiva Health Services, Inc. Tranche B Term Loan (a)(b)
10/18/19	6.500%	1,687,250	1,687,250
Grifols Worldwide Operations Ltd. Tranche B Term Loan (a)(b)
02/27/21	3.154%	3,880,500	3,805,335
IMS Health, Inc. Tranche B Term Loan (a)(b)
03/17/21	3.500%	1,904,202	1,863,738
Kindred Healthcare, Inc. Term Loan (a)(b)
04/09/21	4.000%	1,197,000	1,171,564
Kinetic Concepts, Inc. Tranche E-1 Term Loan (a)(b)
05/04/18	4.000%	1,018,498	1,003,862
LHP Operations Co. LLC Term Loan (a)(b)
07/03/18	9.000%	935,460	900,380
MedAssets, Inc. Tranche B Term Loan (a)(b)
12/13/19	4.000%	344,521	341,937
Millennium Laboratories LLC Tranche B Term Loan (a)(b)
04/16/21	5.250%	1,695,750	1,687,797
National Mentor Holdings, Inc. Tranche B Term Loan (a)(b)
01/31/21	4.750%	447,750	443,273
Onex Carestream Finance LP 1st Lien Term Loan (a)(b)
06/07/19	5.000%	2,546,152	2,540,703

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Health Care (continued)
Opal Acquisition, Inc. Tranche B Term Loan (a)(b)
11/27/20	5.000%	$1,315,062	$1,310,960
Ortho-Clinical Diagnostics Holdings SARL Term Loan (a)(b)
06/30/21	4.750%	2,543,625	2,510,634
Quintiles Transnational Corp. Term B-3 Term Loan (a)(b)
06/08/18	3.750%	6,962,001	6,848,869
Radnet Management, Inc. Tranche B Term Loan (a)(b)
10/10/18	4.250%	1,663,349	1,649,842
RegionalCare Hospital Partners, Inc. 1st Lien Term Loan (a)(b)
04/23/19	6.000%	349,125	348,689
Sage Products Holdings III LLC 1st Lien Term Loan (a)(b)
12/13/19	4.250%	397,013	395,278
Select Medical Corp. (a)(b)
Tranche B-D Term Loan
12/20/16	2.991%	375,000	371,250
Tranche B-E Term Loan
06/01/18	3.750%	2,025,000	2,003,494
Steward Health Care System LLC Term Loan (a)(b)
04/10/20	6.750%	320,938	319,333
U.S. Renal Care, Inc. 1st Lien Tranche B-2 Term Loan (a)(b)
07/03/19	4.250%	272,436	269,202
VWR Funding, Inc. Term Loan (a)(b)
04/03/17	3.404%	966,743	949,525
inVentiv Health, Inc. (a)(b)
Tranche B-3 Term Loan
05/15/18	7.752%	769,063	764,580
Tranche B4 Term Loan
05/15/18	7.750%	2,007,403	1,983,575
Total			63,337,379
Independent Energy 1.8%
Floatel International Ltd. Term Loan (a)(b)
06/27/20	6.000%	870,625	853,213
MEG Energy Corp. Term Loan (a)(b)
03/31/20	3.750%	9,555,309	9,490,428
Sheridan Investment Partners I LLC Tranche B-2 Term Loan (a)(b)
10/01/19	4.250%	1,913,200	1,879,719

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Independent Energy (continued)
Sheridan Production Partners I-A LP Tranche B-2 Term Loan (a)(b)
10/01/19	4.250%	$253,515	$249,078
Sheridan Production Partners I-M LP Tranche B-2 Term Loan (a)(b)
10/01/19	4.250%	154,848	152,138
Total			12,624,576
Leisure 3.0%
AMC Entertainment, Inc. Term Loan (a)(b)
04/30/20	3.500%	2,265,500	2,236,230
Aufinco Propriety Ltd./US Finco LLC Tranche B Term Loan (a)(b)
05/29/20	4.000%	444,375	437,154
ClubCorp Club Operations, Inc. (a)(b)
Term Loan
07/24/20	4.500%	2,897,015	2,866,829
ClubCorp Club Operations, Inc. (a)(b)(c)
Term Loan
07/24/20	4.500%	325,000	321,613
Equinox Holdings, Inc. 1st Lien Term Loan (a)(b)
01/31/20	4.250%	498,735	491,254
Live Nation Entertainment, Inc. Tranche B-1 Term Loan (a)(b)
08/17/20	3.500%	5,163,927	5,094,524
SRAM LLC 1st Lien Term Loan (a)(b)
04/10/20	4.018%	1,731,726	1,671,116
Seaworld Parks & Entertainment, Inc. Tranche B-2 Term Loan (a)(b)
05/14/20	3.000%	4,578,353	4,312,259
Town Sports International LLC Term Loan (a)(b)
11/15/20	4.500%	1,042,125	896,227
WMG Acquisitions Corp. Tranche B Term Loan (a)(b)
07/01/20	3.750%	1,932,981	1,863,220
Zuffa LLC Term Loan (a)(b)
02/25/20	3.750%	994,940	981,259
Total			21,171,685
Life Insurance 0.1%
CNO Financial Group, Inc. Tranche B-2 Term Loan (a)(b)
09/28/18	3.750%	899,144	886,223

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Lodging 1.0%
Four Seasons Holdings, Inc. 1st Lien Term Loan (a)(b)
06/29/20	3.500%	$668,250	$655,720
Hilton Worldwide Finance LLC Term Loan (a)(b)
10/26/20	3.500%	4,724,671	4,645,911
La Quinta Intermediate Holdings LLC Term Loan (a)(b)
04/14/21	4.000%	900,778	889,897
Playa Resorts Holdings Term Loan (a)(b)
08/09/19	4.000%	445,500	438,817
Total			6,630,345
Media and Entertainment 4.3%
Advanstar Communications, Inc. 1st Lien Term Loan (a)(b)
04/29/19	5.500%	738,750	737,213
CBS Outdoor Americas Capital LLC/Corp. Term Loan (a)(b)
01/31/21	3.000%	500,000	491,980
Clear Channel Communications, Inc. (a)(b)
Tranche B Term Loan
01/29/16	3.804%	12,405	12,274
Tranche D Term Loan
01/30/19	6.904%	1,470,419	1,403,206
Tranche E Term Loan
07/30/19	7.654%	472,912	462,442
Crown Media Holdings, Inc. Tranche B Term Loan (a)(b)
07/14/18	4.000%	675,359	671,699
Cumulus Media Holdings, Inc. Term Loan (a)(b)
12/23/20	4.250%	3,449,434	3,387,620
Emerald Expositions Holding, Inc. Term Loan (a)(b)
06/17/20	4.750%	925,386	917,289
Entravision Communications Corp. Tranche B Term Loan (a)(b)
05/31/20	3.500%	651,937	634,824
Extreme Reach, Inc. 1st Lien Term Loan (a)(b)
02/07/20	6.750%	606,250	606,250
Getty Images, Inc. Term Loan (a)(b)
10/18/19	4.750%	6,386,250	5,846,101
Gray Television, Inc. Term Loan (a)(b)
06/13/21	3.750%	224,528	220,879

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Media and Entertainment (continued)
Ion Media Networks, Inc. Term Loan (a)(b)
12/18/20	5.000%	$1,240,625	$1,231,320
LIN Television Corp. Tranche B Term Loan (a)(b)
12/21/18	4.000%	602,411	599,399
Lodgenet Interactive Corp. Term Loan (a)(b)
03/28/18	0.000%	1,135,549	454,220
McGraw-Hill Global Education Holdings LLC Tranche B Term Loan (a)(b)
03/22/19	5.750%	674,336	674,842
Merrill Communications LLC Term Loan (a)(b)
03/08/18	5.750%	605,900	613,474
Nelson Education Ltd. 1st Lien Term Loan (a)(b)(f)
07/03/14	6.750%	1,327,607	1,092,620
Penton Media, Inc. 1st Lien Tranche B Term Loan (a)(b)
10/03/19	5.500%	495,000	491,906
Raycom TV Broadcasting LLC Tranche B Term Loan (a)(b)
08/04/21	3.750%	945,750	945,750
RentPath, Inc. Tranche B Term Loan (a)(b)
05/29/20	6.250%	987,500	985,031
Sinclair Television Group, Inc. Tranche B Term Loan (a)(b)
04/09/20	3.000%	591,012	580,421
Springer SBM Two GmbH Tranche B3 Term Loan (a)(b)
08/14/20	4.750%	1,015,320	996,790
Univision Communications, Inc. 1st Lien Term Loan (a)(b)
03/01/20	4.000%	6,472,185	6,346,819
Total			30,404,369
Metals 4.0%
Alpha Natural Resources, Inc. Tranche B Term Loan (a)(b)
05/22/20	3.500%	2,733,375	2,434,972
Essar Steel Algoma, Inc. Term Loan (a)(b)
11/15/14	12.250%	957,937	957,343
FMG Resources August 2006 Proprietary Ltd. Term Loan (a)(b)
06/30/19	3.750%	5,439,555	5,319,722
Fairmount Minerals Ltd. (a)(b)

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Metals (continued)
Tranche B-1 Term Loan
03/15/17	3.750%	$371,250	$371,094
Tranche B-2 Term Loan
09/05/19	4.500%	1,806,750	1,800,535
JFB Firth Rixson, Inc. Term Loan (a)(b)
06/30/17	4.250%	294,750	293,792
JMC Steel Group, Inc. Term Loan (a)(b)
04/01/17	4.750%	3,166,197	3,146,408
Murray Energy Corp. Term Loan (a)(b)
12/05/19	5.250%	1,119,375	1,116,050
Neenah Foundry Co. Term Loan (a)(b)
04/26/17	6.750%	421,629	418,864
Novelis, Inc. Term Loan (a)(b)
03/10/17	3.750%	5,437,311	5,367,659
Oxbow Carbon LLC Tranche B Term Loan (a)(b)
07/19/19	4.250%	421,875	420,293
Patriot Coal Corp. Term Loan (a)(b)
12/18/18	9.000%	397,000	387,738
Walter Energy, Inc. Tranche B Term Loan (a)(b)
04/02/18	7.250%	5,059,691	4,493,309
Waupaca Foundry, Inc. Term Loan (a)(b)
06/29/17	4.000%	1,355,274	1,349,771
Total			27,877,550
Midstream 0.3%
Power Buyer LLC (a)(b)
1st Lien Term Loan
05/06/20	4.250%	14,025	13,710
05/06/20	4.250%	263,333	257,408
Ruby Western Pipeline Holdings LLC Term Loan (a)(b)
03/27/20	3.500%	388,231	384,186
Southcross Holdings Borrower LP Term Loan (a)(b)
08/04/21	6.000%	324,188	323,377
Tallgrass Operations LLC Term Loan (a)(b)
11/13/18	4.250%	1,117,267	1,109,446
Total			2,088,127

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Natural Gas 0.3%
Obsidian Holdings LLC Tranche A Term Loan (a)(b)
11/02/15	6.750%	$303,672	$304,051
Obsidian Natural Gas Trust Term Loan (a)(b)
11/02/15	7.000%	1,540,649	1,544,501
Total			1,848,552
Non-Captive Diversified 0.1%
American Capital Ltd. Tranche B Term Loan (a)(b)
08/22/17	3.500%	649,688	641,566
Oil Field Services 0.6%
Bronco Midstream Funding LLC Term Loan (a)(b)
08/17/20	5.000%	1,513,952	1,512,059
Drillships Ocean Ventures, Inc. Term Loan (a)(b)
07/25/21	5.500%	850,000	822,375
Fieldwood Energy Term Loan (a)(b)
09/28/18	3.875%	866,750	852,665
Paragon Offshore Finance Co. Term Loan (a)(b)
07/16/21	3.750%	675,000	631,125
Seventy Seven Operating LLC Term Loan (a)(b)
06/25/21	3.750%	423,937	419,436
Total			4,237,660
Other Financial Institutions 2.2%
ALM Media LLC Tranche B 1st Lien Term Loan (a)(b)
07/31/20	5.500%	350,000	347,375
Altisource Solutions SARL Tranche B Term Loan (a)(b)
12/09/20	4.500%	892,461	845,607
American Beacon Advisors, Inc. Term Loan (a)(b)
11/22/19	4.750%	357,869	356,974
Ceridian Corp. (a)(b)
Tranche B1 Term Loan
05/09/17	4.152%	533,370	531,040
Tranche B2 Term Loan
05/09/17	4.500%	556,354	549,399

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Financial Institutions (continued)
Citco III Ltd. Term Loan (a)(b)
06/29/18	4.250%	$3,131,064	$3,093,898
Corporate Capital Trust, Inc. Tranche B Term Loan (a)(b)
05/20/19	4.000%	771,125	771,125
Gemini HDPE LLC Term Loan (a)(b)
08/06/21	4.750%	350,000	346,937
Grosvenor Capital Management Holdings LLLP Term Loan (a)(b)
01/04/21	3.750%	992,500	978,853
Guggenheim Partners Investment Management Holdings LLC Term Loan (a)(b)
07/22/20	4.250%	1,190,992	1,179,583
HarbourVest Partners LP Term Loan (a)(b)
02/04/21	3.250%	1,762,309	1,733,672
Ikaria, Inc. 1st Lien Term Loan (a)(b)
02/12/21	5.000%	635,391	633,606
MH Sub I LLC (a)(b)
First Lien Term Loan
07/08/21	5.000%	629,794	624,680
MH Sub I LLC (a)(b)(c)(d)
First Lien Term Loan
07/08/21	4.336%	68,627	68,070
MIP Delaware LLC Tranche B-1 Term Loan (a)(b)
03/09/20	4.000%	606,671	601,363
Nord Anglia Education Finance LLC Term Loan (a)(b)
03/31/21	4.500%	698,250	693,013
Orbotech Ltd. Term Loan (a)(b)
08/07/20	5.000%	350,000	346,500
PGX Holdings, Inc. 1st Lien Term Loan (a)(b)
09/29/20	6.250%	450,000	447,750
Vantiv LLC Tranche B Term Loan (a)(b)
06/14/21	3.750%	723,188	718,067
Walker & Dunlop, Inc. Term Loan (a)(b)
12/20/20	5.250%	521,063	522,365
Total			15,389,877

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Other Industry 1.9%
CHG Healthcare Services, Inc. 1st Lien Term Loan (a)(b)
11/19/19	4.250%	$1,400,238	$1,390,619
Cooper, Gay, Swett & Crawford Ltd. 1st Lien Term Loan (a)(b)
04/16/20	5.000%	469,062	432,321
Education Management LLC Tranche C-3 Term Loan (a)(b)
03/30/18	9.250%	1,463,451	790,263
Interline Brands, Inc. 1st Lien Term Loan (a)(b)
03/17/21	4.000%	995,000	975,408
Laureate Education, Inc. Term Loan (a)(b)
06/15/18	5.000%	7,807,807	7,462,936
MCS AMS Sub-Holdings LLC Term Loan (a)(b)
10/15/19	7.000%	481,250	457,188
RE/MAX LLC Term Loan (a)(b)
07/31/20	4.000%	1,109,070	1,097,979
Unifrax Holding Co. Tranche B Term Loan (a)(b)
11/28/18	4.250%	374,193	369,826
WireCo WorldGroup, Inc. Term Loan (a)(b)
02/15/17	6.000%	630,969	633,600
Total			13,610,140
Other REIT 0.1%
RHP Hotel Properties LP Tranche B Term Loan (a)(b)
01/15/21	3.750%	548,625	544,511
Starwood Property Trust, Inc. 1st Lien Term Loan (a)(b)
04/17/20	3.500%	270,875	266,389
Total			810,900
Packaging 1.8%
Berry Plastics Corp. (a)(b)
Tranche D Term Loan
02/08/20	3.500%	1,994,625	1,940,890
Tranche E Term Loan
01/06/21	3.750%	547,250	534,324
Chesapeake Finance 2 Ltd. Tranche B Term Loan (a)(b)
09/30/20	4.250%	323,375	318,929

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Packaging (continued)
Reynolds Group Holdings, Inc. Term Loan (a)(b)
11/30/18	4.000%	$5,133,954	$5,074,914
Signode Industrial Group SA Tranche B Term Loan (a)(b)
05/01/21	4.000%	1,035,741	1,015,678
Tank Holding Corp. Term Loan (a)(b)
07/09/19	4.250%	824,620	817,404
Tricorbraun, Inc. Term Loan (a)(b)
05/03/18	4.000%	2,667,696	2,641,019
Total			12,343,158
Pharmaceuticals 2.8%
Akorn, Inc. Term Loan (a)(b)
04/16/21	4.500%	850,000	843,889
Alkermes, Inc. Term Loan (a)(b)
09/25/19	3.500%	343,860	338,416
Amneal Pharmaceuticals LLC Tranche B Term Loan (a)(b)
11/01/19	4.752%	471,437	470,258
Auxilium Pharmaceuticals, Inc. Term Loan (a)(b)
04/26/17	6.250%	533,256	531,923
Endo Luxembourg Finance Co. SARL Tranche B Term Loan (a)(b)
03/01/21	3.250%	323,375	318,848
JLL/Delta Dutch Newco BV Term Loan (a)(b)
03/11/21	4.250%	1,346,625	1,313,687
Mallinckrodt International Finance SA (a)(b)
Tranche B Term Loan
03/19/21	3.500%	1,243,750	1,223,340
Tranche B1 Term Loan
03/19/21	3.500%	900,000	886,779
PRA Holdings, Inc. Tranche B-1 Term Loan (a)(b)
09/23/20	4.500%	1,113,750	1,102,768
Par Pharmaceutical Companies, Inc. Tranche B-2 Term Loan (a)(b)
09/30/19	4.000%	572,681	560,615
Pharmaceutical Product Development, Inc. Term Loan (a)(b)
12/05/18	4.000%	6,095,194	6,026,623

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd. Term Loan (a)(b)
01/02/20	4.250%	$553,437	$551,362
Valeant Pharmaceuticals International, Inc. (a)(b)
Tranche B-C2 Term Loan
12/11/19	3.750%	1,430,566	1,412,083
Tranche B-D2 Term Loan
02/13/19	3.750%	723,062	714,226
Tranche B-E1 Term Loan
08/05/20	3.750%	3,702,314	3,654,184
Total			19,949,001
Property & Casualty 1.0%
Alliant Holdings I LLC Term Loan (a)(b)
12/20/19	4.250%	1,797,794	1,770,827
AmWINS Group LLC 1st Lien Term Loan (a)(b)
09/06/19	5.000%	565,688	564,275
Asurion LLC (a)(b)
2nd Lien Term Loan
03/03/21	8.500%	850,000	857,701
Tranche B-2 Term Loan
07/08/20	4.250%	888,750	873,570
Cunningham Lindsey U.S., Inc. 1st Lien Term Loan (a)(b)
12/10/19	5.000%	221,617	217,738
HUB International Ltd. Term Loan (a)(b)
10/02/20	4.250%	2,456,468	2,400,166
Total			6,684,277
Refining 0.5%
CITGO Petroleum Corp. Tranche B Term Loan (a)(b)
07/29/21	4.500%	775,000	772,094
Seadrill Operating LP Term Loan (a)(b)
02/21/21	4.000%	3,028,928	2,877,482
Total			3,649,576
Restaurants 2.5%
Burger King Corp. (a)(b)
Tranche B Term Loan
09/28/19	3.750%	3,185,000	3,159,456
09/25/21	4.500%	5,075,000	5,035,517
CEC Entertainment, Inc. Tranche B Term Loan (a)(b)
02/12/21	4.250%	597,000	578,344

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Restaurants (continued)
Dave & Buster’s, Inc. Term Loan (a)(b)
07/25/20	4.500%	$150,000	$148,563
Dunkin’ Brands, Inc. Tranche B-4 Term Loan (a)(b)
02/05/21	3.250%	2,509,288	2,439,104
Landry’s, Inc. Tranche B Term Loan (a)(b)
04/24/18	4.000%	3,645,847	3,611,357
NPC International, Inc. Term Loan (a)(b)
12/28/18	4.000%	780,000	752,700
P.F. Chang’s China Bistro, Inc. Term Loan (a)(b)
06/22/19	4.250%	1,371,284	1,334,711
Seminole Hard Rock Entertainment, Inc. Tranche B Term Loan (a)(b)
05/14/20	3.500%	246,875	241,834
Total			17,301,586
Retailers 6.6%
99 Cents Only Stores Tranche B-2 Term Loan (a)(b)
01/11/19	4.500%	3,407,413	3,374,566
Bass Pro Group LLC Term Loan (a)(b)
11/20/19	3.750%	1,930,104	1,904,531
Burlington Coat Factory Warehouse Corp. Tranche B-3 Term Loan (a)(b)
08/13/21	4.250%	400,000	395,416
Evergreen Acqco 1 LP Term Loan (a)(b)
07/09/19	5.000%	661,530	651,197
General Nutrition Centers, Inc. Tranche B Term Loan (a)(b)
03/04/19	3.250%	8,907,087	8,656,620
Harbor Freight Tools U.S.A., Inc. Term Loan (a)(b)
07/26/19	4.750%	1,014,750	1,012,000
Hudson’s Bay Co. 1st Lien Term Loan (a)(b)
11/04/20	4.750%	3,121,875	3,117,317
J. Crew Group, Inc. Term Loan (a)(b)
03/05/21	4.000%	2,493,750	2,365,496
Jo-Ann Stores, Inc. Tranche B Term Loan (a)(b)
03/16/18	4.000%	4,750,299	4,556,344

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Retailers (continued)
Men’s Wearhouse, Inc. (The) Tranche B Term Loan (a)(b)
06/18/21	4.500%	$1,175,000	$1,167,163
Michaels Stores, Inc. (a)(b)
Tranche B Term Loan
01/28/20	3.750%	2,394,687	2,346,291
01/28/20	4.000%	800,000	790,552
Neiman Marcus Group, Inc. (The) Term Loan (a)(b)
10/25/20	4.250%	3,697,109	3,628,823
PFS Holding Corp. 1st Lien Term Loan (a)(b)
01/31/21	4.500%	199,000	165,170
Pantry, Inc. (The) Term Loan (a)(b)
08/03/19	4.750%	441,000	439,532
PetCo Animal Supplies, Inc. Term Loan (a)(b)
11/24/17	4.000%	5,423,785	5,366,618
Pier 1 Imports, Inc. Term Loan (a)(b)
04/30/21	4.500%	423,937	410,689
Pilot Travel Centers LLC Tranche B Term Loan (a)(b)
09/30/21	4.250%	1,575,000	1,567,125
Rent-A-Center, Inc. Term Loan (a)(b)
03/19/21	3.750%	398,000	392,030
Rite Aid Corp. (a)(b)
2nd Lien Tranche 1 Term Loan
08/21/20	5.750%	425,000	429,781
Tranche 7 Term Loan
02/21/20	3.500%	3,530,447	3,461,320
Total			46,198,581
Supermarkets 1.0%
Albertson’s LLC (a)(b)
Tranche B-2 Term Loan
03/21/19	4.750%	991,643	986,070
Tranche B3 Term Loan
08/23/19	4.000%	1,725,000	1,711,338
Tranche B4 Term Loan
08/25/21	4.500%	700,000	696,206
Crossmark Holdings, Inc. 1st Lien Term Loan (a)(b)
12/20/19	4.500%	419,661	411,268
New Albertsons, Inc. Tranche B Term Loan (a)(b)
06/27/21	4.750%	850,000	834,598

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Supermarkets (continued)
SUPERVALU, Inc. Term Loan (a)(b)
03/21/19	4.500%	$2,574,472	$2,524,424
Total			7,163,904
Technology 14.7%
AVSC Holding Corp. 1st Lien Term Loan (a)(b)
01/25/21	4.500%	349,125	345,721
Answers Corp. 1st Lien Term Loan (a)(b)
12/20/18	7.750%	649,688	656,184
Applied Systems, Inc. 1st Lien Term Loan (a)(b)
01/25/21	4.250%	694,750	686,066
Ascend Learning LLC 1st Lien Term Loan (a)(b)
07/31/19	6.000%	1,042,125	1,043,167
Attachmate Group, Inc. (The) 1st Lien Term Loan (a)(b)
11/22/17	7.250%	2,809,227	2,810,098
Avago Technologies Ltd. Term Loan (a)(b)
05/06/21	3.750%	5,062,312	5,012,347
Blue Coat Systems, Inc. Term Loan (a)(b)
05/31/19	4.000%	746,232	730,688
CCC Information Services, Inc. Term Loan (a)(b)
12/20/19	4.000%	417,870	412,125
CDW LLC Term Loan (a)(b)
04/29/20	3.250%	3,202,003	3,121,056
CPI Buyer LLC 1st Lien Term Loan (a)(b)
08/16/21	5.500%	800,000	788,000
Campaign Monitor Finance Propriety Ltd. 1st Lien Term Loan (a)(b)
03/18/21	6.250%	597,000	588,045
Cinedigm Funding I LLC Term Loan (a)(b)
02/28/18	3.750%	1,115,127	1,113,733
CompuCom Systems, Inc. Term Loan (a)(b)
05/09/20	4.250%	1,168,690	1,119,021
DealerTrack Technologies, Inc. Term Loan (a)(b)
02/28/21	3.500%	381,609	375,247

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Dell International LLC (a)(b) Tranche B Term Loan
04/29/20	4.500%	$7,592,625	$7,533,934
Tranche C Term Loan
10/29/18	3.750%	1,271,875	1,255,977
EIG Investors Corp. Term Loan (a)(b)
11/09/19	5.000%	1,842,329	1,835,420
Electrical Components International, Inc. Term Loan (a)(b)
05/28/21	5.750%	299,250	300,561
Epicor Software Corp. Tranche B-2 Term Loan (a)(b)
05/16/18	4.000%	3,298,632	3,255,750
Evergreen Skills SARL (a)(b)
1st Lien Term Loan
04/28/21	5.750%	1,200,000	1,176,504
Evergreen Skills SARL (a)(b)(c)
1st Lien Term Loan
04/28/21	5.750%	575,000	563,741
Excelitas Technologies Corp. Tranche B Term Loan (a)(b)
11/02/20	6.000%	685,650	683,648
Expert Global Solutions, Inc. 1st Lien Tranche B Term Loan (a)(b)
04/03/18	8.500%	2,267,150	2,261,482
First Data Corp. (a)(b)
Term Loan
03/24/17	3.655%	500,000	490,750
03/23/18	3.655%	3,791,285	3,714,284
Tranche B-1 Term Loan
09/24/18	3.655%	1,975,000	1,931,807
Freescale Semiconductor, Inc. Tranche B-4 Term Loan (a)(b)
02/28/20	4.250%	1,721,380	1,693,683
GXS Group, Inc. Term Loan (a)(b)
01/16/21	3.250%	769,188	760,296
Genpact Ltd. Term Loan (a)(b)
08/30/19	3.500%	1,699,211	1,685,754
Go Daddy Operating Co. LLC Term Loan (a)(b)
05/13/21	4.750%	2,984,958	2,938,333
Greeneden U.S. Holdings II LLC Term Loan (a)(b)
02/08/20	4.000%	662,283	648,209
Hyland Software, Inc. Term Loan (a)(b)
02/19/21	4.750%	469,391	467,777

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
ION Trading Technologies SARL 1st Lien Term Loan (a)(b)
06/10/21	4.250%	$1,097,250	$1,081,702
IPC Systems, Inc. 1st Lien Term Loan (a)(b)
11/08/20	6.000%	872,813	871,721
Infor (U.S.), Inc. Tranche B-3 Term Loan (a)(b)
06/03/20	3.750%	434,178	424,001
Infor US, Inc. Tranche B-5 Term Loan (a)(b)
06/03/20	3.750%	5,003,416	4,885,636
Information Resources, Inc. Term Loan (a)(b)
09/30/20	4.750%	1,039,500	1,038,637
Interactive Data Corp. Term Loan (a)(b)
05/02/21	4.750%	1,271,812	1,264,258
Kasima LLC Term Loan (a)(b)
05/17/21	3.250%	897,794	885,449
Kronos, Inc. 1st Lien Term Loan (a)(b)
10/30/19	4.500%	2,168,462	2,151,526
M/A-COM Technology Solutions Holdings, Inc. Term Loan (a)(b)
05/07/21	4.500%	423,938	423,675
Magic Newco LLC 1st Lien Term Loan (a)(b)
12/12/18	5.000%	1,964,936	1,960,023
Microsemi Corp. Term Loan (a)(b)
02/19/20	3.250%	1,432,798	1,415,332
ProQuest LLC Tranche B Term Loan (a)(b)(c)
09/23/21	5.250%	525,000	523,467
RP Crown Parent LLC 1st Lien Term Loan (a)(b)
12/21/18	6.000%	5,079,280	4,937,771
Renaissance Learning, Inc. 1st Lien Term Loan (a)(b)
04/09/21	4.500%	572,125	559,613
Rocket Software, Inc. 1st Lien Term Loan (a)(b)
02/08/18	5.750%	479,168	478,569
SCS Holdings I, Inc. Term Loan (a)(b)
12/07/18	7.000%	432,356	436,679

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
Sensata Technologies BV/Finance Co. LLC Term Loan (a)(b)
05/12/19	3.250%	$1,646,409	$1,635,527
Shield Finance Co. SARL Tranche B Term Loan (a)(b)
01/29/21	5.000%	572,125	569,980
Sitel LLC Tranche A Term Loan (a)(b)
01/30/17	7.484%	2,377,759	2,381,730
Smart Technologies ULC Term B Loan (a)(b)
01/31/18	10.500%	531,875	531,875
Sophia LP Tranche B-1 Term Loan (a)(b)
07/19/18	4.000%	919,055	905,269
Spansion LLC Term Loan (a)(b)
12/19/19	3.750%	982,638	965,442
SunEdison Semiconductor BV Term Loan (a)(b)
05/27/19	6.500%	698,250	693,013
SunGard Data Systems, Inc. (a)(b)
Tranche C Term Loan
02/28/17	3.906%	507,212	504,519
Tranche E Term Loan
03/06/20	4.000%	4,576,377	4,520,316
SurveyMonkey.com LLC Term Loan (a)(b)
02/07/19	5.500%	507,225	505,957
Sybil Finance BV Term Loan (a)(b)
03/20/20	4.750%	755,625	753,736
Syniverse Holdings, Inc. (a)(b)
Term Loan
04/23/19	4.000%	2,231,596	2,185,581
Tranche B Term Loan
04/23/19	4.000%	1,114,950	1,092,651
TNS, Inc. 1st Lien Term Loan (a)(b)
02/14/20	5.000%	968,962	962,906
TransFirst Holdings, Inc. Tranche B2 1st Lien Term Loan (a)(b)
12/27/17	4.250%	1,188,018	1,177,124
TransUnion LLC Term Loan (a)(b)
04/09/21	4.000%	3,407,875	3,350,384
TriZetto Group, Inc. Term Loan (a)(b)
05/02/18	4.750%	1,485,155	1,479,585

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Technology (continued)
VAT Lux III SARL Term Loan (a)(b)
02/11/21	4.750%	$348,250	$344,767
Vertafore, Inc. Term Loan (a)(b)
10/03/19	4.250%	1,741,856	1,726,981
Wall Street Systems Delaware, Inc. Term Loan (a)(b)
04/30/21	4.500%	1,216,516	1,204,351
Websense, Inc. 1st Lien Term Loan (a)(b)
06/25/20	4.500%	790,377	783,461
Total			103,612,622
Transportation Services 0.5%
Hertz Corp. (The) Tranche B-1 Term Loan (a)(b)
03/11/18	3.750%	1,670,250	1,637,897
Stena International SA Term Loan (a)(b)
03/03/21	4.000%	1,268,625	1,233,738
Swift Transportation Co. Tranche B Term Loan (a)(b)
06/09/21	3.750%	945,250	938,756
Total			3,810,391
Wireless 1.4%
Cellular South, Inc. Tranche B Term Loan (a)(b)
05/23/20	3.250%	369,375	364,529
Crown Castle Operating Co. Tranche B-2 Term Loan (a)(b)
01/31/21	3.000%	3,883,397	3,830,000
SBA Senior Finance II LLC Tranche B-1 Term Loan (a)(b)
03/24/21	3.250%	1,471,312	1,438,414
Telesat Canada Tranche B-2 Term Loan (a)(b)
03/28/19	3.500%	4,545,898	4,462,572
Total			10,095,515
Wirelines 0.2%
Southwire Co. LLC Term Loan (a)(b)
02/10/21	3.250%	323,375	318,444

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Wirelines (continued)
Windstream Corp. Tranche B-5 Term Loan (a)(b)
08/26/19	3.500%	$987,500	$984,152
Total			1,302,596

Total Senior Loans (Cost: $705,151,451)			$692,385,602

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes —%

Aerospace & Defense —%
Erickson Air-Crane, Inc. (g)(h)
11/02/20	6.000%	87,121	$61,655

Total Corporate Bonds & Notes (Cost: $69,739)			$61,655

Issuer	Shares	Value

Common Stocks —%

INDUSTRIALS —%
Commercial Services & Supplies —%
SLH Mortgage Trust (i)	120	$102,484
TOTAL INDUSTRIALS		102,484

Total Common Stocks (Cost: $142,800)		$102,484

	Shares	Value

Money Market Funds 1.6%

Columbia Short-Term Cash Fund, 0.093% (j)(k)	11,580,528	$11,580,528

Total Money Market Funds (Cost: $11,580,528)		$11,580,528

Total Investments
(Cost: $716,944,518) (l)		$704,130,269(m)
Other Assets & Liabilities, Net		(695,688)

Net Assets		$703,434,581

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

At September 30, 2014, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
MH Sub I LLC	68,627
First Lien Term Loan
07/08/21 4.336%
Ziggo BV	460,526
Tranche B-2 Term Loan
01/15/22 0.000%
Ziggo BV	2,993
Tranche B-2 Term Loan
01/15/22 0.000%
Ziggo BV	764,234
Tranche B-3 Term Loan
01/15/22 2.750%

(e)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(f)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2014, the value of these securities amounted to $1,092,620, which represents 0.16% of net assets.

(g)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $61,655, which represents 0.01% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Erickson Air-Crane, Inc.
11/02/20 6.000%	05-9-2013	69,739

(h)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $61,655, which represents 0.01% of net assets.

(i)	Non-income producing.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,956,412	131,347,155	(146,723,039)	11,580,528	17,565	11,580,528

(k)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(l)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $716,945,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$814,000
Unrealized Depreciation	(13,629,000)
Net Unrealized Depreciation	$(12,815,000)

(m)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Senior Loans
Aerospace & Defense	—	13,196,602	346,024	13,542,626
Banking	—	3,180,051	1,787,096	4,967,147
Chemicals	—	27,608,943	3,418,570	31,027,513
Construction Machinery	—	1,390,454	2,648,183	4,038,637
Consumer Cyclical Services	—	22,722,660	3,041,193	25,763,853
Consumer Products	—	15,748,087	350,653	16,098,740
Diversified Manufacturing	—	19,763,370	1,645,403	21,408,773
Environmental	—	7,860,790	318,530	8,179,320
Food and Beverage	—	22,685,258	6,971,255	29,656,513
Gaming	—	12,228,900	290,317	12,519,217
Health Care	—	60,072,545	3,264,834	63,337,379
Leisure	—	19,063,415	2,108,270	21,171,685
Media and Entertainment	—	27,134,399	3,269,970	30,404,369
Midstream	—	1,830,719	257,408	2,088,127
Natural Gas	—	—	1,848,552	1,848,552
Oil Field Services	—	2,725,601	1,512,059	4,237,660
Other Financial Institutions	—	13,063,568	2,326,309	15,389,877
Other Industry	—	13,152,952	457,188	13,610,140
Pharmaceuticals	—	19,417,078	531,923	19,949,001
Property & Casualty	—	4,695,712	1,988,565	6,684,277
Restaurants	—	16,548,886	752,700	17,301,586
Technology	—	98,363,723	5,248,899	103,612,622
All Other Industries	—	225,547,988	—	225,547,988
Total Senior Loans	—	648,001,701	44,383,901	692,385,602
Bonds
Corporate Bonds & Notes	—	—	61,655	61,655
Total Bonds	—	—	61,655	61,655
Equity Securities
Common Stocks
Industrials	—	102,484	—	102,484
Total Equity Securities	—	102,484	—	102,484
Mutual Funds
Money Market Funds	11,580,528	—	—	11,580,528
Total Mutual Funds	11,580,528	—	—	11,580,528
Total	11,580,528	648,104,185	44,445,556	704,130,269

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Senior Loans ($)	Corporate Bonds & Notes ($)	Total ($)
Balance as of December 31, 2013	31,829,792	66,804	31,896,596
Accrued discounts/premiums	55,490	1,494	56,984
Realized gain (loss)	116,493	—	116,493
Change in unrealized appreciation (depreciation)(a)	(609,051)	(6,643)	(615,694)
Sales	(18,477,531)	—	(18,477,531)
Purchases	2,529,570	—	2,529,570
Transfers into Level 3	29,863,555	—	29,863,555
Transfers out of Level 3	(924,417)	—	(924,417)
Balance as of September 30, 2014	44,383,901	61,655	44,445,556

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $(477,146), which is comprised of Senior Loans of $(470,503) and Corporate Bonds & Notes of $(6,643).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Certain corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Holland Large Cap Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
CONSUMER DISCRETIONARY 18.7%
Hotels, Restaurants & Leisure 2.5%
Yum! Brands, Inc.	474,000	$34,118,520
Internet & Catalog Retail 6.8%
Amazon.com, Inc. (a)	144,850	46,705,434
Priceline Group, Inc. (The) (a)	41,407	47,973,322
Total		94,678,756
Media 2.1%
Twenty-First Century Fox, Inc., Class A	851,450	29,196,221
Specialty Retail 3.7%
Advance Auto Parts, Inc.	234,350	30,535,805
GNC Holdings, Inc., Class A	534,294	20,698,550
Total		51,234,355
Textiles, Apparel & Luxury Goods 3.6%
Nike, Inc., Class B	280,062	24,981,530
Under Armour, Inc., Class A (a)	349,900	24,178,090
Total		49,159,620
TOTAL CONSUMER DISCRETIONARY		258,387,472
CONSUMER STAPLES 9.0%
Beverages 3.1%
Monster Beverage Corp. (a)	346,750	31,786,572
PepsiCo, Inc.	116,500	10,844,985
Total		42,631,557
Food & Staples Retailing 2.9%
Costco Wholesale Corp.	222,100	27,833,572
Whole Foods Market, Inc.	305,300	11,634,983
Total		39,468,555
Food Products 1.8%
Mead Johnson Nutrition Co.	257,350	24,762,217
Household Products 1.2%
Procter & Gamble Co. (The)	197,550	16,542,837
TOTAL CONSUMER STAPLES		123,405,166
ENERGY 8.8%
Energy Equipment & Services 4.4%
Cameron International Corp. (a)	390,600	25,928,028
Halliburton Co.	537,900	34,699,929
Total		60,627,957

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 4.4%
Concho Resources, Inc. (a)	142,820	$17,908,200
Range Resources Corp.	638,550	43,300,075
Total		61,208,275
TOTAL ENERGY		121,836,232
FINANCIALS 3.7%
Capital Markets 3.7%
BlackRock, Inc.	53,955	17,714,506
Greenhill & Co., Inc.	247,450	11,503,950
TD Ameritrade Holding Corp.	670,800	22,384,596
Total		51,603,052
TOTAL FINANCIALS		51,603,052
HEALTH CARE 13.1%
Biotechnology 4.7%
Gilead Sciences, Inc. (a)	482,564	51,368,938
Vertex Pharmaceuticals, Inc. (a)	124,900	14,027,519
Total		65,396,457
Health Care Equipment & Supplies 2.5%
Covidien PLC	117,889	10,198,577
Medtronic, Inc.	385,900	23,906,505
Total		34,105,082
Health Care Providers & Services 2.4%
DaVita HealthCare Partners, Inc. (a)	459,750	33,626,115
Health Care Technology 1.7%
Cerner Corp. (a)	385,750	22,979,128
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	489,450	25,050,051
TOTAL HEALTH CARE		181,156,833
INDUSTRIALS 10.6%
Aerospace & Defense 4.6%
Boeing Co. (The)	99,355	12,655,840
Honeywell International, Inc.	386,450	35,986,224
United Technologies Corp.	144,800	15,290,880
Total		63,932,944
Airlines 0.8%
Copa Holdings SA, Class A	105,400	11,308,366

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.7%
Roper Industries, Inc.	156,200	$22,850,498
Machinery 1.5%
WABCO Holdings, Inc. (a)	224,500	20,418,275
Professional Services 2.0%
IHS, Inc., Class A (a)	218,360	27,336,488
TOTAL INDUSTRIALS		145,846,571
INFORMATION TECHNOLOGY 31.5%
Communications Equipment 7.3%
Cisco Systems, Inc.	1,615,850	40,670,944
QUALCOMM, Inc.	805,571	60,232,544
Total		100,903,488
Internet Software & Services 4.0%
Google, Inc., Class C (a)	96,600	55,772,976
IT Services 6.9%
Automatic Data Processing, Inc.	143,550	11,926,134
International Business Machines Corp.	147,035	27,911,654
Visa, Inc., Class A	259,359	55,339,430
Total		95,177,218
Software 9.6%
Adobe Systems, Inc. (a)	662,150	45,814,159
Citrix Systems, Inc. (a)	738,950	52,716,693
Intuit, Inc.	214,600	18,809,690
Microsoft Corp.	324,150	15,027,594
Total		132,368,136
Technology Hardware, Storage & Peripherals 3.7%
Apple, Inc.	503,420	50,719,565
TOTAL INFORMATION TECHNOLOGY		434,941,383

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
MATERIALS 3.1%
Chemicals 3.1%
Ecolab, Inc.	170,900	$19,624,447
Praxair, Inc.	182,650	23,561,850
Total		43,186,297
TOTAL MATERIALS		43,186,297
Total Common Stocks (Cost: $1,083,334,348)		$1,360,363,006

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	21,450,458	$21,450,458
Total Money Market Funds (Cost: $21,450,458)		$21,450,458
Total Investments
(Cost: $1,104,784,806)		$1,381,813,464(d)
Other Assets & Liabilities, Net		(1,573,908)
Net Assets		$1,380,239,556

Notes to Portfolio of Investments
(a)			Non-income producing.
(b)			The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	33,822,531	139,061,449	(151,433,522)	21,450,458	16,142	21,450,458

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	258,387,472	—	—	258,387,472
Consumer Staples	123,405,166	—	—	123,405,166
Energy	121,836,232	—	—	121,836,232
Financials	51,603,052	—	—	51,603,052
Health Care	181,156,833	—	—	181,156,833
Industrials	145,846,571	—	—	145,846,571
Information Technology	434,941,383	—	—	434,941,383
Materials	43,186,297	—	—	43,186,297
Total Equity Securities	1,360,363,006	—	—	1,360,363,006

Mutual Funds
Money Market Funds	21,450,458	—	—	21,450,458
Total Mutual Funds	21,450,458	—	—	21,450,458
Total	1,381,813,464	—	—	1,381,813,464

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Invesco International Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.2%
AUSTRALIA 3.6%
Amcor Ltd.	3,845,048	$38,085,790
Brambles Ltd.	2,523,518	20,992,483
CSL Ltd.	212,887	13,800,575
Total		72,878,848
BELGIUM 1.5%
Anheuser-Busch InBev NV	275,306	30,530,858
BRAZIL 3.9%
Banco Bradesco SA, ADR	2,131,472	30,373,476
BM&FBovespa SA	6,781,800	31,114,131
BRF SA	694,629	16,572,907
Total		78,060,514
CANADA 8.4%
Agrium, Inc.	179,687	15,973,604
Canadian National Railway Co.	280,590	19,920,274
Cenovus Energy, Inc.	554,446	14,916,253
CGI Group, Inc., Class A (a)	878,729	29,689,812
EnCana Corp.	1,272,665	27,022,612
Fairfax Financial Holdings Ltd.	41,658	18,664,733
Suncor Energy, Inc.	1,170,241	42,349,987
Total		168,537,275
CHINA 4.4%
Baidu, Inc., ADR (a)	169,077	36,897,673
CNOOC Ltd.	5,983,000	10,318,100
Great Wall Motor Co., Ltd., Class H	5,945,000	23,039,513
Industrial & Commercial Bank of China Ltd., Class H	29,040,000	18,150,197
Total		88,405,483
DENMARK 2.6%
Carlsberg A/S, Class B	312,565	27,790,391
Novo Nordisk A/S, Class B	492,784	23,579,182
Total		51,369,573
FRANCE 3.6%
Publicis Groupe SA	440,250	30,169,637
Schneider Electric SE	277,557	21,294,861
Total SA	311,151	20,148,311
Total		71,612,809
GERMANY 7.4%
Adidas AG	232,242	17,328,844
Allianz SE, Registered Shares	151,467	24,451,612
Deutsche Boerse AG	428,124	28,748,838

Issuer	Shares	Value

Common Stocks (continued)
GERMANY (CONTINUED)
Deutsche Post AG	661,780	$21,094,281
ProSiebenSat.1 Media AG, Registered Shares	362,469	14,370,203
SAP SE	578,219	41,729,867
Total		147,723,645
HONG KONG 3.0%
Galaxy Entertainment Group Ltd.	5,217,000	30,290,053
Hutchison Whampoa Ltd.	2,406,000	29,085,188
Total		59,375,241
ISRAEL 2.1%
Teva Pharmaceutical Industries Ltd., ADR	802,034	43,109,328
JAPAN 6.7%
Denso Corp.	295,300	13,624,038
FANUC Corp.	119,600	21,629,989
Japan Tobacco, Inc.	704,000	22,876,780
Keyence Corp.	42,860	18,609,233
Komatsu Ltd.	1,045,500	24,162,712
Toyota Motor Corp.	583,700	34,344,434
Total		135,247,186
MEXICO 1.8%
Fomento Economico Mexicano SAB de CV, ADR	105,614	9,721,769
Grupo Televisa SAB, ADR	781,514	26,477,694
Total		36,199,463
NETHERLANDS 1.1%
Unilever NV-CVA	539,865	21,424,631
SINGAPORE 4.4%
Avago Technologies Ltd.	379,935	33,054,345
Keppel Corp., Ltd.	2,883,700	23,719,478
United Overseas Bank Ltd.	1,851,000	32,449,361
Total		89,223,184
SOUTH KOREA 2.7%
Hyundai Mobis Co., Ltd.	103,452	25,185,536
Samsung Electronics Co., Ltd.	25,636	28,712,511
Total		53,898,047
SPAIN 1.0%
Amadeus IT Holding SA, Class A	531,632	19,846,515

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 2.2%
Investor AB, Class B	670,476	$23,607,225
Telefonaktiebolaget LM Ericsson, Class B	1,718,025	21,662,355
Total		45,269,580
SWITZERLAND 7.9%
ABB Ltd.	1,206,762	26,994,773
Julius Baer Group Ltd.	433,927	19,390,994
Novartis AG, Registered Shares	253,980	23,916,886
Roche Holding AG, Genusschein Shares	136,453	40,294,994
Syngenta AG, Registered Shares	71,211	22,548,660
UBS AG, Registered Shares	1,410,471	24,517,978
Total		157,664,285
TAIWAN 1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,482,000	33,767,936
THAILAND 1.3%
Kasikornbank PCL, Foreign Registered Shares, NVDR	3,489,986	25,242,279
TURKEY 1.0%
Akbank TAS	6,388,083	20,820,793

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 19.9%
Aberdeen Asset Management PLC	3,236,369	$20,879,482
British American Tobacco PLC	766,642	43,200,741
British Sky Broadcasting Group PLC	3,229,830	46,067,550
Centrica PLC	3,109,941	15,499,787
Compass Group PLC	2,122,750	34,238,271
Informa PLC	1,793,840	14,172,181
Kingfisher PLC	3,809,465	19,923,035
Next PLC	165,343	17,697,498
Reed Elsevier PLC	3,450,064	55,156,257
Royal Dutch Shell PLC, Class B	762,814	30,157,073
Shire PLC	402,783	34,752,783
Smith & Nephew PLC	1,608,545	27,058,388
WPP PLC	1,979,627	39,658,905
Total		398,461,951
Total Common Stocks (Cost: $1,493,425,012)		$1,848,669,424

	Shares	Value

Money Market Funds 7.5%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	149,945,871	$149,945,871
Total Money Market Funds (Cost: $149,945,871)		$149,945,871
Total Investments
(Cost: $1,643,370,883) (d)		$1,998,615,295(e)
Other Assets & Liabilities, Net		6,721,527
Net Assets		$2,005,336,822

Notes to Portfolio of Investments
(a)			Non-income producing.
(b)			The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	102,061,369	346,799,615	(298,915,113)	149,945,871	96,472	149,945,871

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,643,371,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$383,544,000
Unrealized Depreciation	(28,300,000)
Net Unrealized Appreciation	$355,244,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	26,477,694	415,265,953	—	441,743,647
Consumer Staples	26,294,676	145,823,402	—	172,118,078
Energy	84,288,852	60,623,483	—	144,912,335
Financials	80,152,340	238,258,760	—	318,411,100
Health Care	43,109,328	163,402,808	—	206,512,136
Industrials	19,920,274	188,973,765	—	208,894,039
Information Technology	99,641,831	164,328,417	—	263,970,248
Materials	15,973,604	60,634,450	—	76,608,054
Utilities	—	15,499,787	—	15,499,787
Total Equity Securities	395,858,599	1,452,810,825	—	1,848,669,424
Mutual Funds
Money Market Funds	149,945,871	—	—	149,945,871
Total Mutual Funds	149,945,871	—	—	149,945,871
Total	545,804,470	1,452,810,825	—	1,998,615,295

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – J.P. Morgan Core Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 16.9%

Aerospace & Defense 0.1%
Airbus Group Finance BV (a)
04/17/23	2.700%	$589,000	$565,956
BAE Systems Holdings, Inc. (a)
08/15/15	5.200%	780,000	810,740
06/01/19	6.375%	555,000	646,125
BAE Systems Holdings, Inc. (a)(b)
10/07/24	3.800%	725,000	722,847
Lockheed Martin Corp.
Senior Unsecured
11/15/19	4.250%	300,000	327,308
12/15/42	4.070%	257,000	243,792
Northrop Grumman Systems Corp.
02/15/31	7.750%	400,000	552,021
Total			3,868,789
Agencies 0.1%
Financing Corp. FICO (c)
11/30/17	0.000%	3,250,000	3,101,719

Airlines 0.1%
Air Canada Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A (a)
11/15/26	4.125%	973,224	996,971
American Airlines Pass-Through Trust
Series 2011-1 Class A
07/31/22	5.250%	175,654	188,828
Series 2013-2 Class A
01/15/23	4.950%	791,045	845,469
Continental Airlines Pass-Through Trust
Pass-Through Certificates
Series 2007-1 Class A
10/19/23	5.983%	716,337	795,133
Series 2012-2 Class A
04/29/26	4.000%	175,867	178,065
Delta Air Lines Pass-Through Trust Series 2011-1 Class A
10/15/20	5.300%	93,831	101,807
United Airlines, Inc. Pass-Through Trust Pass-Through Certificates Series 2013-1 Class A
02/15/27	4.300%	303,000	312,090
Total			3,418,363
Apartment REIT 0.1%
ERP Operating LP
Senior Unsecured
08/01/16	5.375%	500,000	539,868
12/15/21	4.625%	788,000	859,637
Total			1,399,505
Automotive 0.5%
American Honda Finance Corp. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Automotive (continued)
Senior Unsecured
02/28/17	2.125%	$652,000	$665,738
02/16/18	1.600%	1,118,000	1,117,413
Daimler Finance North America LLC
01/18/31	8.500%	1,275,000	1,926,060
Daimler Finance North America LLC (a)
04/10/15	1.650%	925,000	930,407
07/31/15	1.300%	591,000	594,640
07/31/19	2.250%	459,000	455,503
Ford Motor Credit Co. LLC
Senior Unsecured
02/03/17	4.250%	1,200,000	1,272,418
06/12/17	3.000%	300,000	309,623
09/08/17	1.684%	2,478,000	2,467,445
03/12/19	2.375%	869,000	860,197
Ford Motor Credit Co. LLC (d)
Senior Unsecured
05/09/16	1.483%	506,000	512,945
Johnson Controls, Inc.
Senior Unsecured
12/01/21	3.750%	525,000	539,401
12/01/41	5.250%	865,000	932,122
Toyota Motor Credit Corp. Senior Unsecured
05/22/17	1.750%	1,000,000	1,012,692
Total			13,596,604
Banking 4.6%
ABN AMRO Bank NV Senior Unsecured (a)
10/30/18	2.500%	720,000	726,698
ANZ New Zealand International Ltd. (a)
09/23/19	2.600%	400,000	400,966
American Express Co. Senior Unsecured
03/19/18	7.000%	500,000	582,137
American Express Credit Corp.
Senior Unsecured
06/12/15	1.750%	1,325,000	1,336,876
07/29/16	1.300%	265,000	266,768
09/19/16	2.800%	2,039,000	2,106,354
03/24/17	2.375%	541,000	553,603
Associates Corp. of North America Senior Unsecured
11/01/18	6.950%	193,000	226,346
BB&T Corp.
Senior Unsecured
08/15/17	1.600%	306,000	306,840
04/30/19	6.850%	400,000	477,646
Subordinated Notes
12/23/15	5.200%	400,000	420,774
11/01/19	5.250%	800,000	897,767
Bank of America Corp.
Senior Unsecured
09/30/15	5.300%	1,200,000	1,253,809

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
10/14/16	5.625%	$500,000	$542,483
08/28/17	6.400%	4,249,000	4,779,679
09/01/17	6.000%	350,000	390,195
07/15/18	6.500%	1,300,000	1,487,087
01/15/19	2.600%	800,000	798,442
06/01/19	7.625%	50,000	60,394
07/01/20	5.625%	2,750,000	3,104,708
05/13/21	5.000%	900,000	988,342
Bank of Montreal Senior Unsecured
01/25/19	2.375%	1,196,000	1,205,445
Bank of New York Mellon Corp. (The)
Senior Unsecured
06/18/15	2.950%	1,520,000	1,547,738
01/17/17	2.400%	1,024,000	1,051,742
01/15/20	4.600%	230,000	253,150
09/23/21	3.550%	270,000	280,465
11/18/25	3.950%	575,000	600,785
Bank of Nova Scotia (The) Senior Unsecured
01/13/21	4.375%	500,000	549,630
Banque Federative du Credit Mutuel SA Senior Unsecured (a)
01/20/17	1.700%	2,000,000	2,011,071
Barclays Bank PLC
Senior Unsecured
02/23/15	2.750%	500,000	504,485
01/08/20	5.125%	400,000	448,835
Canadian Imperial Bank of Commerce Senior Unsecured
01/23/18	1.550%	655,000	653,632
Capital One Bank USA NA Subordinated Notes
02/15/23	3.375%	2,100,000	2,057,467
Capital One Financial Corp.
Senior Unsecured
04/24/19	2.450%	970,000	965,930
07/15/21	4.750%	381,000	414,126
06/15/23	3.500%	660,000	653,731
Citigroup, Inc.
Senior Unsecured
01/15/15	6.010%	2,014,000	2,045,749
05/19/15	4.750%	347,000	356,097
12/15/15	4.587%	29,000	30,293
01/10/17	4.450%	1,800,000	1,917,850
08/15/17	6.000%	540,000	604,787
11/21/17	6.125%	900,000	1,015,294
05/22/19	8.500%	700,000	874,977
08/09/20	5.375%	209,000	236,511
03/01/23	3.375%	240,000	236,315
10/25/23	3.875%	3,400,000	3,452,523
12/01/25	7.000%	765,000	953,651
01/15/28	6.625%	215,000	264,238
Subordinated Notes
09/13/25	5.500%	998,000	1,086,831

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
Comerica Bank Subordinated Notes
08/22/17	5.200%	$500,000	$547,863
Comerica, Inc. Subordinated Notes
07/22/26	3.800%	656,000	651,175
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
01/11/21	4.500%	1,800,000	1,963,170
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (a)
Senior Unsecured
09/30/10	5.800%	500,000	543,384
Countrywide Financial Corp. Subordinated Notes
05/15/16	6.250%	1,520,000	1,638,361
Credit Suisse Senior Unsecured
09/09/24	3.625%	704,000	694,572
Deutsche Bank AG
Senior Unsecured
01/11/16	3.250%	900,000	927,612
09/01/17	6.000%	150,000	167,861
02/13/19	2.500%	700,000	703,689
Discover Bank
Senior Unsecured
08/09/21	3.200%	750,000	737,590
08/08/23	4.200%	1,054,000	1,091,174
Fifth Third Bancorp
Senior Unsecured
03/01/19	2.300%	380,000	378,859
04/25/19	2.375%	1,200,000	1,201,686
Goldman Sachs Group, Inc. (The)
Senior Unsecured
05/03/15	3.300%	1,001,000	1,016,976
08/01/15	3.700%	1,987,000	2,036,973
02/07/16	3.625%	805,000	831,905
01/18/18	5.950%	1,000,000	1,119,494
04/01/18	6.150%	1,500,000	1,691,340
01/31/19	2.625%	1,797,000	1,792,378
02/15/19	7.500%	3,565,000	4,253,623
03/15/20	5.375%	1,010,000	1,124,503
06/15/20	6.000%	1,281,000	1,471,651
07/27/21	5.250%	1,123,000	1,244,960
03/03/24	4.000%	468,000	471,360
07/08/24	3.850%	453,000	450,144
HSBC Bank PLC (a)
Senior Unsecured
06/28/15	3.500%	2,621,000	2,677,923
05/15/18	1.500%	1,432,000	1,412,204
08/12/20	4.125%	622,000	666,243
01/19/21	4.750%	565,000	626,511
HSBC Holdings PLC
Senior Unsecured
04/05/21	5.100%	586,000	659,426
01/14/22	4.875%	410,000	456,020
Subordinated Notes
03/14/24	4.250%	2,500,000	2,529,510

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
HSBC USA, Inc.
Senior Unsecured
02/13/15	2.375%	$245,000	$246,845
01/16/18	1.625%	1,660,000	1,654,026
ING Bank NV (a)
Senior Unsecured
09/25/15	2.000%	540,000	546,903
ING Bank NV (a)(b)
Senior Unsecured
10/01/19	2.500%	700,000	695,510
KeyBank NA Subordinated Notes
11/01/17	5.700%	817,000	908,551
KeyCorp Senior Unsecured
12/13/18	2.300%	253,000	252,866
Macquarie Group Ltd. (a)
Senior Unsecured
01/14/20	6.000%	1,700,000	1,907,461
01/14/21	6.250%	926,000	1,052,869
Morgan Stanley
Senior Unsecured
07/24/15	4.000%	567,000	582,049
02/25/16	1.750%	420,000	424,480
01/09/17	5.450%	3,300,000	3,584,417
12/28/17	5.950%	1,200,000	1,344,014
01/24/19	2.500%	1,563,000	1,562,871
09/23/19	5.625%	130,000	146,346
01/26/20	5.500%	600,000	674,664
07/24/20	5.500%	696,000	783,034
07/28/21	5.500%	2,815,000	3,170,549
Subordinated Notes
11/24/25	5.000%	1,113,000	1,163,987
National Australia Bank Ltd. Senior Unsecured (a)
07/27/16	3.000%	3,250,000	3,373,478
Northern Trust Co. (The) Subordinated Notes
08/15/18	6.500%	500,000	580,288
Oversea-Chinese Banking Corp., Ltd. Senior Unsecured (a)
03/13/15	1.625%	598,000	600,743
PNC Bank National Association Subordinated Notes
04/01/18	6.875%	1,000,000	1,158,320
Royal Bank of Canada Senior Unsecured
07/20/16	2.300%	1,215,000	1,247,601
SouthTrust Bank Subordinated Notes
05/15/25	7.690%	500,000	617,283

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Banking (continued)
State Street Corp. Senior Subordinated Notes
05/15/23	3.100%	$630,000	$611,023
SunTrust Banks, Inc.
Senior Unsecured
01/20/17	3.500%	600,000	629,300
11/01/18	2.350%	419,000	420,004
Toronto-Dominion Bank (The) (a)
07/29/15	2.200%	2,500,000	2,537,096
U.S. Bancorp
Senior Unsecured
07/27/15	2.450%	960,000	975,888
05/15/17	1.650%	500,000	504,549
05/24/21	4.125%	309,000	333,302
03/15/22	3.000%	358,000	356,627
01/30/24	3.700%	752,000	775,301
UBS AG
Senior Unsecured
01/15/15	3.875%	582,000	588,074
12/20/17	5.875%	350,000	394,055
04/25/18	5.750%	244,000	275,136
08/04/20	4.875%	305,000	339,340
Wachovia Corp. Senior Unsecured
02/01/18	5.750%	1,400,000	1,578,105
Wells Fargo & Co.
Senior Unsecured
01/22/21	3.000%	3,910,000	3,947,802
04/01/21	4.600%	200,000	219,030
Subordinated Notes
06/03/26	4.100%	613,000	610,845
Wells Fargo Bank
Subordinated Notes
08/15/15	5.000%	1,000,000	1,039,384
11/15/17	6.000%	5,300,000	5,979,561
Westpac Banking Corp. Senior Unsecured
11/19/19	4.875%	750,000	836,626
Total			136,991,605
Brokerage/Asset Managers/Exchanges 0.2%
BlackRock, Inc. Senior Unsecured
09/15/17	6.250%	900,000	1,020,145
Blackstone Holdings Finance Co. LLC Senior Unsecured (a)
03/15/21	5.875%	850,000	983,276
Charles Schwab Corp. (The) Senior Unsecured
09/01/22	3.225%	325,000	325,834
Jefferies Group LLC
Senior Unsecured
11/09/15	3.875%	375,000	385,856
07/15/19	8.500%	1,175,000	1,451,842

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Brokerage/Asset Managers/Exchanges (continued)
04/15/21	6.875%	$690,000	$804,053
Nomura Holdings, Inc.
Senior Unsecured
03/04/15	5.000%	600,000	609,709
01/19/16	4.125%	650,000	674,687
03/04/20	6.700%	190,000	226,133
Total			6,481,535
Building Materials —%
CRH America, Inc.
09/30/16	6.000%	229,000	250,477

Cable and Satellite 0.5%
COX Communications, Inc. (a)
Senior Unsecured
01/15/19	9.375%	380,000	484,967
03/01/39	8.375%	420,000	595,378
Comcast Cable Communications Holdings, Inc.
11/15/22	9.455%	1,165,000	1,673,123
Comcast Cable Communications LLC
05/01/17	8.875%	753,000	896,408
Comcast Corp.
11/15/35	6.500%	1,070,000	1,391,943
03/15/37	6.450%	1,940,000	2,479,400
DIRECTV Holdings LLC/Financing Co., Inc.
03/01/21	5.000%	880,000	974,477
03/15/22	3.800%	415,000	421,794
08/15/40	6.000%	875,000	982,733
03/01/41	6.375%	425,000	495,296
NBCUniversal Media LLC
04/01/21	4.375%	755,000	822,459
04/30/40	6.400%	314,000	404,415
TCI Communications, Inc. Senior Unsecured
02/15/28	7.125%	415,000	545,303
Time Warner Cable, Inc.
07/01/18	6.750%	865,000	1,005,755
02/14/19	8.750%	662,000	833,333
05/01/37	6.550%	580,000	731,672
Time Warner Entertainment Co. LP
07/15/33	8.375%	695,000	1,026,605
Total			15,765,061
Chemicals 0.5%
CF Industries, Inc.
05/01/20	7.125%	1,177,000	1,419,908
Dow Chemical Co. (The)
Senior Unsecured
05/15/18	5.700%	79,000	89,125
05/15/19	8.550%	329,000	413,498
11/15/20	4.250%	350,000	372,905
09/15/21	8.850%	400,000	529,755
11/15/21	4.125%	380,000	399,296
11/01/29	7.375%	455,000	599,566

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Chemicals (continued)
EI du Pont de Nemours & Co.
Senior Unsecured
03/15/19	5.750%	$250,000	$287,826
01/15/28	6.500%	355,000	445,412
12/15/36	5.600%	525,000	617,446
Ecolab, Inc. Senior Unsecured
12/08/41	5.500%	970,000	1,110,490
Mosaic Co. (The)
Senior Unsecured
11/15/21	3.750%	905,000	938,898
11/15/23	4.250%	814,000	847,211
11/15/33	5.450%	836,000	924,077
PPG Industries, Inc.
Senior Unsecured
03/15/18	6.650%	1,225,000	1,413,145
08/15/19	7.400%	278,000	334,563
Potash Corp. of Saskatchewan, Inc.
Senior Unsecured
12/01/17	3.250%	300,000	315,159
05/15/19	6.500%	450,000	534,101
Praxair, Inc. Senior Unsecured
03/15/17	5.200%	740,000	811,449
Union Carbide Corp.
Senior Unsecured
06/01/25	7.500%	515,000	657,884
10/01/96	7.750%	920,000	1,208,201
Total			14,269,915
Construction Machinery 0.2%
Caterpillar Financial Services Corp. Senior Unsecured
02/15/19	7.150%	320,000	384,811
Caterpillar, Inc.
Senior Unsecured
12/15/18	7.900%	1,000,000	1,227,942
08/15/42	3.803%	1,011,000	937,697
John Deere Capital Corp.
Senior Unsecured
06/29/15	0.950%	755,000	757,997
10/10/17	1.200%	570,000	567,564
12/15/17	1.550%	457,000	457,789
06/12/24	3.350%	869,000	874,867
Total			5,208,667
Consumer Cyclical Services 0.1%
ADT Corp. (The) Senior Unsecured
07/15/22	3.500%	1,200,000	1,038,000
eBay, Inc.
Senior Unsecured
10/15/20	3.250%	420,000	429,969
08/01/21	2.875%	800,000	783,088

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Consumer Cyclical Services (continued)
08/01/24	3.450%	$970,000	$944,838
Total			3,195,895
Consumer Products 0.1%
Kimberly-Clark Corp.
Senior Secured
03/01/22	2.400%	268,000	261,610
Senior Unsecured
06/01/23	2.400%	600,000	569,275
Koninklijke Philips NV
Senior Unsecured
03/11/18	5.750%	148,000	166,779
03/15/22	3.750%	600,000	621,399
06/01/26	7.200%	175,000	219,533
Total			1,838,596
Diversified Manufacturing 0.1%
Eaton Corp. Senior Unsecured
04/01/24	7.625%	500,000	637,111
Siemens Financieringsmaatschappij NV (a)
08/17/26	6.125%	1,085,000	1,346,550
United Technologies Corp. Senior Unsecured
02/01/19	6.125%	965,000	1,123,563
Total			3,107,224
Electric 1.3%
Alabama Power Co. Senior Unsecured
05/15/38	6.125%	70,000	89,862
American Electric Power Co., Inc.
Senior Unsecured
12/15/17	1.650%	357,000	356,844
12/15/22	2.950%	375,000	365,949
Arizona Public Service Co. Senior Unsecured
04/01/42	4.500%	93,000	96,685
Berkshire Hathaway Energy Co. Senior Unsecured
11/15/23	3.750%	976,000	1,001,188
CMS Energy Corp. Senior Unsecured
06/15/19	8.750%	580,000	738,921
CenterPoint Energy, Inc. Senior Unsecured
05/01/18	6.500%	1,065,000	1,227,977
Cleveland Electric Illuminating Co. (The) 1st Mortgage
11/15/18	8.875%	600,000	749,920
Consumers Energy Co.
08/31/64	4.350%	547,000	543,194
1st Mortgage

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
05/15/22	2.850%	$282,000	$281,080
DTE Electric Co.
General Refunding Mortgage
06/01/21	3.900%	285,000	305,574
General Refunding Mortgage
06/15/42	3.950%	364,000	353,573
Dominion Resources, Inc.
Senior Unsecured
11/30/17	6.000%	500,000	567,315
08/01/33	5.250%	1,315,000	1,487,064
08/01/41	4.900%	102,000	108,053
Duke Energy Carolinas LLC
01/15/18	5.250%	630,000	699,039
1st Mortgage
06/15/20	4.300%	1,356,000	1,487,178
12/15/41	4.250%	313,000	317,333
1st Refunding Mortgage
01/15/38	6.000%	226,000	287,849
Duke Energy Corp. Senior Unsecured
11/15/16	2.150%	757,000	773,377
Duke Energy Indiana, Inc. 1st Mortgage
07/15/20	3.750%	772,000	820,375
Duke Energy Progress, Inc.
1st Mortgage
05/15/22	2.800%	607,000	602,548
04/01/35	5.700%	300,000	359,241
Exelon Generation Co. LLC
Senior Unsecured
10/01/17	6.200%	800,000	899,578
10/01/20	4.000%	750,000	789,966
Florida Power & Light Co.
1st Mortgage
02/01/33	5.850%	176,000	215,299
10/01/33	5.950%	615,000	773,118
Indiana Michigan Power Co. Senior Unsecured
03/15/19	7.000%	420,000	502,064
John Sevier Combined Cycle Generation LLC Secured
01/15/42	4.626%	353,912	385,083
Kansas City Power & Light Co.
Senior Unsecured
03/15/23	3.150%	230,000	229,277
10/01/41	5.300%	750,000	846,505
National Rural Utilities Cooperative Finance Corp.
11/01/18	10.375%	550,000	724,242
Nevada Power Co.
08/01/18	6.500%	1,275,000	1,488,468
03/15/19	7.125%	530,000	639,061
09/15/40	5.375%	67,000	79,182
NextEra Energy Capital Holdings, Inc.
09/01/15	1.339%	95,000	95,597

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
NextEra Energy Capital Holdings
06/01/15	1.200%	$294,000	$295,226
Nextera Energy Capital Holdings, Inc.
09/15/19	2.400%	506,000	502,770
Niagara Mohawk Power Corp. Senior Unsecured (a)
10/01/34	4.278%	753,000	758,424
Oncor Electric Delivery Co. LLC
Senior Secured
09/01/18	6.800%	813,000	953,099
09/01/22	7.000%	155,000	195,653
PPL Capital Funding, Inc.
06/15/22	4.200%	313,000	333,152
PPL Electric Utilities Corp. 1st Mortgage
09/01/22	2.500%	368,000	359,247
PSEG Power LLC
12/01/15	5.500%	212,000	223,219
09/15/16	5.320%	800,000	865,165
09/15/21	4.150%	233,000	245,873
11/15/23	4.300%	449,000	466,926
PacifiCorp
1st Mortgage
07/15/18	5.650%	1,500,000	1,706,296
06/15/21	3.850%	335,000	359,145
10/15/37	6.250%	200,000	259,937
Pacific Gas & Electric Co.
Senior Unsecured
11/15/23	3.850%	825,000	855,327
04/15/42	4.450%	257,000	256,828
08/15/42	3.750%	531,000	484,285
Peco Energy Co. 1st Mortgage
09/15/22	2.375%	2,000,000	1,919,322
Potomac Electric Power Co. 1st Mortgage
12/15/38	7.900%	160,000	247,215
Progress Energy, Inc. Senior Unsecured
01/15/21	4.400%	187,000	204,035
Public Service Co. of Colorado 1st Mortgage
11/15/20	3.200%	240,000	246,254
Public Service Co. of New Hampshire 1st Mortgage
11/01/23	3.500%	303,000	312,579
Public Service Co. of Oklahoma
Senior Unsecured
12/01/19	5.150%	377,000	420,623
02/01/21	4.400%	231,000	252,180
Public Service Electric & Gas Co. 1st Mortgage
05/01/15	2.700%	400,000	405,647

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Electric (continued)
San Diego Gas & Electric Co.
1st Mortgage
06/01/26	6.000%	$525,000	$652,163
05/15/40	5.350%	21,000	25,010
South Carolina Electric & Gas Co. 1st Mortgage
06/01/64	4.500%	130,000	131,180
Southern California Edison Co.
02/01/38	5.950%	210,000	262,342
1st Refunding Mortgage
06/01/21	3.875%	225,000	242,182
Southern Co. (The) Senior Unsecured
09/01/19	2.150%	389,000	385,104
Southern Power Co. Senior Unsecured
09/15/41	5.150%	466,000	510,375
Southwestern Public Service Co. Senior Unsecured
12/01/18	8.750%	804,000	1,011,107
Virginia Electric and Power Co.
Senior Unsecured
03/15/23	2.750%	900,000	879,501
02/15/24	3.450%	783,000	795,678
11/15/38	8.875%	205,000	335,965
Wisconsin Electric Power Co. Senior Unsecured
09/15/21	2.950%	86,000	87,103
Xcel Energy, Inc.
Senior Unsecured
05/15/20	4.700%	98,000	108,645
09/15/41	4.800%	90,000	98,828
Total			39,941,189
Environmental —%
Republic Services, Inc.
06/01/22	3.550%	839,000	852,627
Waste Management, Inc.
06/30/20	4.750%	450,000	496,279
Total			1,348,906
Finance Companies 0.6%
General Electric Capital Corp.
Senior Secured
12/11/15	1.000%	606,000	609,314
Senior Unsecured
07/02/15	1.625%	1,000,000	1,009,373
09/15/17	5.625%	3,400,000	3,800,197
05/01/18	5.625%	4,550,000	5,143,952
08/07/19	6.000%	2,400,000	2,799,062
01/08/20	5.500%	1,450,000	1,663,895
01/07/21	4.625%	300,000	330,637
03/15/32	6.750%	505,000	665,811

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Finance Companies (continued)
Subordinated Notes 02/11/21	5.300%	$292,000	$329,097
General Electric Capital Corp. (d)
Senior Unsecured
02/15/17	0.404%	1,250,000	1,249,703
HSBC Finance Corp. Senior Unsecured
01/19/16	5.500%	1,090,000	1,153,743
Total			18,754,784
Food and Beverage 0.5%
Anheuser-Busch Companies, Inc.
01/15/31	6.800%	640,000	821,171
Anheuser-Busch InBev Worldwide, Inc.
01/15/19	7.750%	96,000	115,900
11/15/19	6.875%	250,000	299,984
01/15/39	8.200%	410,000	621,724
Bunge Ltd. Finance Corp.
06/15/19	8.500%	790,000	981,088
Cargill, Inc. (a)
Senior Unsecured
11/27/17	6.000%	170,000	192,023
03/06/19	7.350%	250,000	301,428
11/01/36	7.250%	300,000	417,092
09/15/37	6.625%	545,000	723,450
Coca-Cola Co. (The) Senior Unsecured
04/01/18	1.150%	1,011,000	994,845
ConAgra Foods, Inc. Senior Unsecured
10/01/26	7.125%	400,000	498,291
Diageo Investment Corp.
05/11/22	2.875%	900,000	882,297
09/15/22	8.000%	865,000	1,126,233
General Mills, Inc. Senior Unsecured
02/15/19	5.650%	140,000	159,138
Heineken NV Senior Unsecured (a)
10/01/17	1.400%	655,000	650,732
Kraft Foods Group, Inc.
Senior Unsecured
08/23/18	6.125%	400,000	458,854
01/26/39	6.875%	605,000	773,215
Mondelez International, Inc. Senior Unsecured
02/01/24	4.000%	75,000	76,850
PepsiCo, Inc.
Senior Unsecured
08/13/17	1.250%	1,025,000	1,022,020
11/01/18	7.900%	133,000	163,353
08/25/21	3.000%	838,000	853,172
Sysco Corp. (b)
10/02/21	3.000%	292,000	292,550
10/02/44	4.500%	199,000	200,454

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Food and Beverage (continued)
Tyson Foods, Inc.
08/15/24	3.950%	$932,000	$933,631
Total			13,559,495
Foreign Agencies —%
CNOOC Nexen Finance ULC
04/30/24	4.250%	389,000	395,317

Health Care 0.1%
Medco Health Solutions, Inc.
03/15/18	7.125%	500,000	582,136
09/15/20	4.125%	760,000	810,050
Quest Diagnostics, Inc.
01/30/20	4.750%	600,000	647,890
Total			2,040,076
Healthcare Insurance —%
Aetna, Inc. Senior Unsecured
12/15/37	6.750%	590,000	777,407
UnitedHealth Group, Inc.
Senior Unsecured
03/15/36	5.800%	185,000	226,451
11/15/37	6.625%	285,000	373,714
Total			1,377,572
Healthcare REIT 0.1%
HCP, Inc.
Senior Unsecured
02/01/20	2.625%	1,222,000	1,204,134
02/01/21	5.375%	682,000	761,034
11/15/23	4.250%	490,000	505,059
03/01/24	4.200%	81,000	81,751
Ventas Realty LP/Capital Corp.
06/01/21	4.750%	500,000	544,364
Total			3,096,342
Independent Energy 0.6%
Alberta Energy Co., Ltd. Senior Unsecured
11/01/31	7.375%	695,000	911,197
Anadarko Finance Co.
05/01/31	7.500%	1,240,000	1,679,363
Anadarko Holding Co. Senior Unsecured
05/15/28	7.150%	570,000	728,723
Apache Corp.
Senior Unsecured
09/15/18	6.900%	750,000	882,093
04/15/22	3.250%	64,000	64,134
04/15/43	4.750%	268,000	267,822

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Independent Energy (continued)
Burlington Resources Finance Co.
12/01/31	7.400%	$530,000	$756,506
Burlington Resources, Inc.
03/15/25	8.200%	300,000	403,448
Canadian Natural Resources Ltd. Senior Unsecured
06/30/33	6.450%	699,000	859,767
ConocoPhillips
Senior Unsecured
07/15/18	6.650%	605,000	707,142
03/30/29	7.000%	475,000	611,785
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	1,050,000	1,214,405
Devon Financing Corp. LLC
09/30/31	7.875%	550,000	768,502
EOG Resources, Inc. Senior Unsecured
03/15/23	2.625%	707,000	674,683
Hess Corp. Senior Unsecured
10/01/29	7.875%	725,000	984,197
Kerr-McGee Corp.
09/15/31	7.875%	800,000	1,107,891
Occidental Petroleum Corp.
Senior Unsecured
02/15/17	1.750%	244,000	247,099
02/01/21	4.100%	1,250,000	1,348,654
Talisman Energy, Inc.
Senior Unsecured
06/01/19	7.750%	795,000	964,329
02/01/37	5.850%	340,000	361,780
02/01/38	6.250%	345,000	384,876
Tosco Corp.
02/15/30	8.125%	775,000	1,132,580
Total			17,060,976
Integrated Energy 0.5%
BG Energy Capital PLC (a)
10/15/41	5.125%	200,000	217,643
BP Capital Markets PLC
03/10/15	3.875%	1,450,000	1,472,440
11/06/17	1.375%	497,000	493,582
05/06/22	3.245%	715,000	709,621
09/26/23	3.994%	1,212,000	1,254,218
02/10/24	3.814%	409,000	414,008
Cenovus Energy, Inc.
Senior Unsecured
08/15/22	3.000%	300,000	293,032
11/15/39	6.750%	665,000	845,668
Chevron Corp.
Senior Unsecured
12/05/22	2.355%	435,000	414,248

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Integrated Energy (continued)
06/24/23	3.191%	$269,000	$270,855
Shell International Finance BV
09/22/19	4.300%	1,000,000	1,097,948
03/25/20	4.375%	400,000	441,167
08/12/23	3.400%	489,000	496,941
12/15/38	6.375%	480,000	629,368
Suncor Energy, Inc. Senior Unsecured
06/01/18	6.100%	970,000	1,108,665
Total Capital International SA
06/19/21	2.750%	1,530,000	1,522,353
02/17/22	2.875%	500,000	497,594
Total Capital International Sa
06/28/17	1.550%	311,000	313,217
Total Capital SA
03/15/16	2.300%	1,170,000	1,198,967
Total			13,691,535
Life Insurance 0.8%
AIG SunAmerica Global Financing X Senior Secured (a)
03/15/32	6.900%	585,000	776,440
American International Group, Inc.
Senior Unsecured
08/15/18	8.250%	500,000	610,728
07/16/19	2.300%	519,000	515,196
02/15/24	4.125%	767,000	796,720
Jackson National Life Global Funding Senior Secured (a)
06/01/18	4.700%	600,000	654,349
Lincoln National Corp.
Senior Unsecured
06/24/21	4.850%	140,000	155,052
03/15/22	4.200%	445,000	469,215
MassMutual Global Funding II (a)
Senior Secured
04/14/16	3.125%	290,000	299,908
04/05/17	2.000%	670,000	680,132
08/02/18	2.100%	598,000	597,949
10/17/22	2.500%	1,551,000	1,491,891
MetLife Global Funding I Secured (a)
01/10/18	1.500%	1,314,000	1,303,096
MetLife, Inc. Senior Unsecured
11/13/43	4.875%	490,000	521,355
Metropolitan Life Global Funding I (a)
Senior Secured
01/11/16	3.125%	855,000	880,958
06/14/18	3.650%	900,000	955,574
04/11/22	3.875%	1,049,000	1,100,453
New York Life Global Funding (a)
07/24/15	0.750%	825,000	827,873

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Life Insurance (continued)
Secured 02/12/16	0.800%	$450,000	$450,987
06/18/19	2.150%	1,573,000	1,570,766
Senior Secured
05/04/15	3.000%	1,830,000	1,859,156
Pacific Life Insurance Co. Subordinated Notes (a)
06/15/39	9.250%	490,000	759,075
Pricoa Global Funding I Senior Secured (a)
05/29/18	1.600%	1,439,000	1,419,942
Principal Financial Group, Inc.
05/15/19	8.875%	500,000	634,777
Principal Life Global Funding II (a)
Senior Secured
12/11/15	1.000%	478,000	480,047
10/15/18	2.250%	2,018,000	2,025,626
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	2,060,000	2,797,457
Total			24,634,722
Media and Entertainment 0.4%
21st Century Fox America, Inc.
05/18/18	7.250%	375,000	442,376
07/15/24	9.500%	407,000	551,934
10/30/25	7.700%	400,000	515,216
04/30/28	7.300%	350,000	435,027
12/15/34	6.200%	450,000	546,430
British Sky Broadcasting Group PLC (a)
09/16/24	3.750%	363,000	362,164
CBS Corp.
07/01/42	4.850%	1,075,000	1,057,337
Discovery Communications LLC
06/15/21	4.375%	200,000	214,714
05/15/22	3.300%	500,000	496,399
Historic TW, Inc.
05/15/29	6.625%	565,000	701,681
Thomson Reuters Corp.
07/15/18	6.500%	725,000	835,895
Time Warner, Inc.
03/29/21	4.750%	300,000	326,909
12/15/23	4.050%	400,000	409,942
04/15/31	7.625%	450,000	607,397
05/01/32	7.700%	690,000	949,577
Viacom, Inc.
Senior Unsecured
02/27/15	1.250%	114,000	114,381
04/30/16	6.250%	95,000	102,810
10/05/17	6.125%	375,000	423,493
12/15/21	3.875%	568,000	588,470
03/15/23	3.250%	167,000	163,275
03/15/43	4.375%	269,000	247,669
Walt Disney Co. (The)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Media and Entertainment (continued)
12/15/17	5.875%	$500,000	$568,021
05/30/19	1.850%	585,000	577,972
Total			11,239,089
Metals 0.3%
BHP Billiton Finance USA Ltd.
02/24/15	1.000%	157,000	157,424
09/30/18	2.050%	554,000	556,505
09/30/43	5.000%	497,000	545,221
Barrick North America Finance LLC
05/30/21	4.400%	400,000	405,100
Freeport-McMoRan, Inc.
03/15/23	3.875%	300,000	295,894
Senior Unsecured
03/01/17	2.150%	917,000	932,615
03/01/22	3.550%	580,000	566,744
Nucor Corp. Senior Unsecured
12/01/37	6.400%	250,000	299,452
Placer Dome, Inc. Senior Unsecured
10/15/35	6.450%	780,000	871,236
Rio Tinto Finance USA Ltd.
05/01/19	9.000%	390,000	499,427
11/02/20	3.500%	300,000	310,785
09/20/21	3.750%	1,104,000	1,145,275
Teck Resources Ltd.
01/15/22	4.750%	1,094,000	1,124,591
Total			7,710,269
Midstream 0.4%
ANR Pipeline Co. Senior Unsecured
11/01/21	9.625%	200,000	282,390
CenterPoint Energy Resources Corp. Senior Unsecured
11/01/17	6.125%	395,000	448,337
Magellan Midstream Partners LP
Senior Unsecured
07/15/19	6.550%	1,065,000	1,251,345
02/01/21	4.250%	510,000	551,739
10/15/43	5.150%	438,000	473,555
NiSource Finance Corp.
01/15/19	6.800%	377,000	443,376
09/15/20	5.450%	225,000	253,383
02/15/23	3.850%	237,000	243,023
02/01/42	5.800%	381,000	441,023
02/15/44	4.800%	572,000	581,942
Spectra Energy Capital LLC
10/01/19	8.000%	1,345,000	1,663,961
03/01/20	5.650%	1,465,000	1,636,660
09/15/38	7.500%	490,000	627,022

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Midstream (continued)
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	$660,000	$631,562
TransCanada PipeLines Ltd.
Senior Unsecured
01/15/19	7.125%	677,000	813,231
10/15/37	6.200%	500,000	600,525
08/15/38	7.250%	585,000	791,999
Total			11,735,073
Natural Gas 0.3%
AGL Capital Corp.
07/15/16	6.375%	800,000	871,202
08/15/19	5.250%	800,000	896,670
10/01/34	6.000%	1,000,000	1,233,510
Atmos Energy Corp. Senior Unsecured
03/15/19	8.500%	1,146,000	1,437,266
Boston Gas Co. Senior Unsecured (a)
02/15/42	4.487%	359,000	369,479
Sempra Energy
Senior Unsecured
06/15/18	6.150%	370,000	422,668
02/15/19	9.800%	1,672,000	2,178,860
06/15/24	3.550%	470,000	473,528
Total			7,883,183
Office REIT —%
Boston Properties LP
Senior Unsecured
11/15/18	3.700%	860,000	908,074
05/15/21	4.125%	378,000	400,130
Total			1,308,204
Oil Field Services 0.3%
Diamond Offshore Drilling, Inc.
Senior Unsecured
11/01/23	3.450%	984,000	940,384
11/01/43	4.875%	743,000	688,722
Halliburton Co.
Senior Unsecured
02/15/21	8.750%	400,000	512,370
09/15/39	7.450%	240,000	339,777
Nabors Industries, Inc.
02/15/18	6.150%	400,000	451,421
09/15/21	4.625%	1,840,000	1,977,529
National Oilwell Varco, Inc. Senior Unsecured
12/01/17	1.350%	432,000	430,087
Noble Holding International Ltd.
03/15/22	3.950%	96,000	93,501
Schlumberger Investment SA (a)
09/14/21	3.300%	344,000	355,851

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Oil Field Services (continued)
Schlumberger Ltd. (a)
01/15/21	4.200%	$610,000	$663,351
Transocean, Inc.
11/15/20	6.500%	810,000	860,682
12/15/21	6.375%	724,000	770,112
12/15/41	7.350%	67,000	72,371
Weatherford International Ltd.
04/15/22	4.500%	111,000	115,564
03/01/39	9.875%	375,000	578,323
09/15/40	6.750%	280,000	333,498
04/15/42	5.950%	125,000	134,264
Total			9,317,807
Other Industry —%
Hutchison Whampoa International 11 Ltd. (a)
01/13/22	4.625%	1,200,000	1,290,185

Other REIT —%
Duke Realty LP
02/15/21	3.875%	521,000	536,735
ProLogis LP
03/15/20	6.875%	331,000	391,145
Total			927,880
Other Utility —%
American Water Capital Corp. Senior Unsecured
10/15/37	6.593%	300,000	397,054

Pharmaceuticals 0.3%
AbbVie, Inc. Senior Unsecured
11/06/22	2.900%	870,000	831,827
Amgen, Inc.
Senior Unsecured
06/01/37	6.375%	1,100,000	1,335,196
11/15/41	5.150%	1,465,000	1,546,259
Forest Laboratories, Inc. Senior Unsecured (a)
12/15/21	5.000%	930,000	994,063
Gilead Sciences, Inc. Senior Unsecured
12/01/21	4.400%	500,000	545,754
GlaxoSmithKline Capital, Inc.
03/18/16	0.700%	592,000	592,383
Merck & Co, Inc. Senior Unsecured
05/18/23	2.800%	968,000	941,295

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Pharmaceuticals (continued)
Pfizer, Inc. Senior Unsecured
06/15/23	3.000%	$1,530,000	$1,517,471
Total			8,304,248
Property & Casualty 0.4%
ACE INA Holdings, Inc.
05/15/15	5.600%	630,000	649,747
Berkshire Hathaway Finance Corp.
12/15/15	2.450%	333,000	340,747
05/15/18	5.400%	2,200,000	2,468,847
05/15/22	3.000%	1,000,000	997,765
01/15/40	5.750%	385,000	465,516
Berkshire Hathaway, Inc. Senior Unsecured
08/15/21	3.750%	488,000	518,807
CNA Financial Corp.
Senior Unsecured
12/15/14	5.850%	615,000	622,051
08/15/16	6.500%	300,000	329,477
11/15/19	7.350%	360,000	432,656
Liberty Mutual Group, Inc. (a)
06/01/21	5.000%	330,000	360,444
Liberty Mutual Insurance Co. Subordinated Notes (a)
05/15/25	8.500%	800,000	1,020,203
Nationwide Mutual Insurance Co. Senior Subordinated Notes (a)
08/15/39	9.375%	1,170,000	1,801,265
Travelers Property Casualty Corp. Senior Unsecured
04/15/26	7.750%	605,000	815,791
Total			10,823,316
Railroads 0.3%
Burlington Northern Santa Fe LLC
Senior Unsecured
03/15/22	3.050%	217,000	216,170
03/15/23	3.000%	155,000	151,171
08/15/30	7.950%	500,000	697,309
05/01/40	5.750%	790,000	937,198
03/15/42	4.400%	500,000	492,995
CSX Corp.
Senior Unsecured
05/01/17	7.900%	625,000	722,677
02/01/19	7.375%	815,000	984,123
06/01/21	4.250%	215,000	232,760
Canadian Pacific Railway Co. Senior Unsecured
05/15/19	7.250%	450,000	544,650
Norfolk Southern Corp.
Senior Unsecured
02/15/23	2.903%	883,000	853,899
05/23/11	6.000%	1,072,000	1,283,047

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Railroads (continued)
Union Pacific Corp. Senior Unsecured
07/15/22	4.163%	$849,000	$922,422
Total			8,038,421
Retail REIT 0.1%
Simon Property Group LP
Senior Unsecured
02/01/15	4.200%	1,000,000	1,002,933
05/30/18	6.125%	900,000	1,032,612
02/01/24	3.750%	1,750,000	1,795,035
Total			3,830,580
Retailers 0.1%
Advance Auto Parts, Inc.
01/15/22	4.500%	700,000	735,598
Bed Bath & Beyond, Inc. Senior Unsecured
08/01/34	4.915%	743,000	739,280
CVS Pass-Through Trust (a)
Pass-Through Certificates
10/10/25	6.204%	270,533	305,478
01/10/34	5.926%	520,428	595,506
Gap, Inc. (The) Senior Unsecured
04/12/21	5.950%	820,000	932,555
Macy’s Retail Holdings, Inc.
03/15/37	6.375%	400,000	496,524
Target Corp. Senior Unsecured
11/01/32	6.350%	150,000	190,616
Total			3,995,557
Supermarkets 0.1%
Kroger Co. (The)
08/15/17	6.400%	300,000	339,111
01/15/20	6.150%	440,000	511,488
04/01/31	7.500%	1,220,000	1,591,726
Total			2,442,325
Supranational 0.1%
African Development Bank Subordinated Notes
09/01/19	8.800%	1,700,000	2,144,592
Corporación Andina de Fomento Senior Unsecured
01/15/16	3.750%	1,192,000	1,233,720
Total			3,378,312
Technology 0.8%
Apple, Inc.
Senior Unsecured
05/03/18	1.000%	2,084,000	2,032,571

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Technology (continued)
05/03/23	2.400%	$1,645,000	$1,555,466
Arrow Electronics, Inc.
Senior Unsecured
04/01/20	6.000%	760,000	861,503
01/15/27	7.500%	959,000	1,178,205
Cisco Systems, Inc. Senior Unsecured
01/15/40	5.500%	1,460,000	1,695,046
Dell, Inc. Senior Unsecured
04/15/28	7.100%	390,000	402,675
HP Enterprise Services LLC Senior Unsecured
10/15/29	7.450%	300,000	371,310
Hewlett-Packard Co. Senior Unsecured
09/15/21	4.375%	1,058,000	1,129,511
International Business Machines Corp.
Senior Unsecured
07/22/16	1.950%	993,000	1,013,524
10/15/18	7.625%	640,000	776,666
08/01/27	6.220%	655,000	824,813
11/29/32	5.875%	500,000	619,847
Intuit, Inc. Senior Unsecured
03/15/17	5.750%	1,100,000	1,213,709
Microsoft Corp.
Senior Unsecured
09/25/15	1.625%	360,000	364,795
11/15/22	2.125%	523,000	499,072
12/15/23	3.625%	667,000	696,955
10/01/40	4.500%	518,000	538,743
National Semiconductor Corp.
Senior Unsecured
04/15/15	3.950%	565,000	575,844
06/15/17	6.600%	1,115,000	1,271,668
Oracle Corp.
Senior Unsecured
10/15/22	2.500%	1,700,000	1,624,695
07/15/23	3.625%	900,000	923,650
04/15/38	6.500%	280,000	360,088
07/08/39	6.125%	339,000	419,308
07/15/40	5.375%	155,000	175,710
Pitney Bowes, Inc. Senior Unsecured
03/15/18	5.600%	150,000	164,887
Xerox Corp.
Senior Unsecured
02/01/17	6.750%	500,000	559,579
12/15/19	5.625%	475,000	536,781
Total			22,386,621
Transportation Services 0.1%
ERAC U.S.A. Finance LLC (a)
10/15/37	7.000%	610,000	805,676

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Transportation Services (continued)
Senior Unsecured
08/16/21	4.500%	$600,000	$649,749
Ryder System, Inc. Senior Unsecured
06/01/17	3.500%	705,000	740,096
United Parcel Service of America, Inc. Senior Unsecured (d)
04/01/30	8.375%	225,000	328,194
Total			2,523,715
Wireless 0.4%
America Movil SAB de CV
03/30/20	5.000%	650,000	711,301
03/30/40	6.125%	300,000	349,326
Senior Unsecured
07/16/22	3.125%	1,297,000	1,259,491
America Movil SAB de CV (d)
Senior Unsecured
09/12/16	1.235%	1,680,000	1,698,781
American Tower Corp. Senior Unsecured
01/31/23	3.500%	670,000	636,956
Centel Capital Corp.
10/15/19	9.000%	350,000	420,437
Crown Castle Towers LLC (a)
Senior Secured
08/15/35	3.214%	1,160,000	1,184,789
01/15/40	6.113%	1,000,000	1,156,775
Rogers Communications, Inc.
05/01/32	8.750%	1,075,000	1,549,831
Vodafone Group PLC Senior Unsecured
03/20/17	1.625%	2,200,000	2,203,769
Total			11,171,456
Wirelines 0.8%
AT&T, Inc.
Senior Unsecured
02/12/16	0.900%	1,362,000	1,363,600
02/15/19	5.800%	1,000,000	1,145,939
05/15/21	4.450%	600,000	649,678
01/15/38	6.300%	750,000	887,129
09/01/40	5.350%	1,821,000	1,930,981
12/15/42	4.300%	1,158,000	1,058,255
06/15/45	4.350%	1,219,000	1,120,446
British Telecommunications PLC
06/22/15	2.000%	205,000	207,066
Senior Unsecured
06/28/16	1.625%	231,000	233,140
02/14/19	2.350%	200,000	200,396
12/15/30	9.625%	350,000	549,596
Deutsche Telekom International Finance BV
08/20/18	6.750%	525,000	612,963
06/15/30	8.750%	290,000	421,654

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

Wirelines (continued)
Deutsche Telekom International Finance BV (a)
03/06/17	2.250%	$500,000	$508,970
03/06/42	4.875%	150,000	155,097
Orange SA Senior Unsecured
03/01/31	9.000%	790,000	1,163,915
Qwest Corp. Senior Unsecured
12/01/21	6.750%	1,063,000	1,218,612
Telefonica Emisiones SAU
06/20/16	6.421%	790,000	858,574
04/27/18	3.192%	241,000	248,559
07/15/19	5.877%	402,000	459,607
04/27/20	5.134%	619,000	680,382
02/16/21	5.462%	120,000	133,204
Verizon Communications, Inc.
Senior Unsecured
02/15/38	6.400%	180,000	218,046
Verizon Communications, Inc. (a)
Senior Unsecured
08/21/46	4.862%	4,944,000	4,957,996
Verizon Maryland LLC
06/15/33	5.125%	500,000	514,618
Verizon New England, Inc.
11/15/29	7.875%	645,000	820,293
Verizon Pennsylvania LLC
12/01/28	6.000%	1,015,000	1,103,293
Total			23,422,009
Total Corporate Bonds & Notes (Cost: $481,332,645)			$500,520,173

Residential Mortgage-Backed Securities - Agency 23.8%

FDIC Trust CMO Series 2013-N1 Class A (a)(e)
10/25/18	4.500%	474,778	478,957
Federal Home Loan Banks CMO Series 2015-TQ Class A (e)
10/20/15	5.065%	746,196	775,253
Federal Home Loan Mortgage Corp. (d)(e)
11/01/36	2.375%	476,354	510,458
07/01/36	3.435%	237,454	247,896
07/01/40	3.993%	1,526,785	1,623,882
CMO Series 2551 Class NS
01/15/33	14.202%	456,030	581,088
CMO Series 264 Class F1
07/15/42	0.704%	7,011,564	7,025,257
CMO Series 267 Class F5
08/15/42	0.654%	2,630,140	2,645,739
CMO Series 274 Class F1
08/15/42	0.654%	1,349,253	1,362,802
CMO Series 279 Class F6
09/15/42	0.604%	2,617,001	2,603,794

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 281 Class F1
10/15/42	0.654%	$1,330,197	$1,341,856
CMO Series 3102 Class FB
01/15/36	0.454%	452,904	455,465
CMO Series 3147 Class PF
04/15/36	0.454%	853,678	858,759
CMO Series 3229 Class AF
08/15/23	0.404%	783,987	788,083
CMO Series 3523 Class SD
06/15/36	19.240%	180,081	241,994
CMO Series 3549 Class FA
07/15/39	1.354%	302,790	309,017
CMO Series 3688 Class CU
11/15/21	6.714%	792,891	845,487
CMO Series 3688 Class GT
11/15/46	7.207%	1,379,405	1,627,173
CMO Series 3804 Class FN
03/15/39	0.604%	598,474	601,229
CMO Series 3852 Class QN
05/15/41	5.500%	1,465,939	1,489,274
CMO Series 3966 Class BF
10/15/40	0.654%	2,664,282	2,686,326
CMO Series 3997 Class PF
11/15/39	0.604%	1,506,124	1,515,220
CMO Series 4012 Class FN
03/15/42	0.654%	3,564,756	3,596,967
CMO Series 4048 Class FB
10/15/41	0.554%	3,855,180	3,898,485
CMO Series 4048 Class FJ
07/15/37	0.556%	3,302,911	3,287,903
CMO Series 4087 Class FA
05/15/39	0.604%	2,866,935	2,884,667
CMO Series 4095 Class FB
04/15/39	0.554%	3,467,545	3,468,880
CMO Series 4272 Class W
04/15/40	5.617%	5,984,627	6,450,936
Structured Pass-Through Securities
CMO Series T-62 Class 1A1
10/25/44	1.318%	1,548,267	1,603,046
Federal Home Loan Mortgage Corp. (d)(e)(f)
CMO IO STRIPS Series 239 Class S30
08/15/36	7.546%	1,499,961	272,025
CMO IO Series 3380 Class SI
10/15/37	6.216%	6,300,635	1,010,253
CMO IO Series 3385 Class SN
11/15/37	5.846%	567,584	75,526
CMO IO Series 3451 Class SA
05/15/38	5.896%	814,777	106,182
CMO IO Series 3531 Class SM
05/15/39	5.946%	945,282	126,626
CMO IO Series 3608 Class SC
12/15/39	6.096%	1,673,094	217,626
CMO IO Series 3740 Class SB
10/15/40	5.846%	2,021,876	337,073
CMO IO Series 3740 Class SC
10/15/40	5.846%	2,936,321	477,056
CMO IO Series 3802 Class LS
01/15/40	1.845%	3,748,602	259,643

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

Federal Home Loan Mortgage Corp. (e)
03/01/33	3.000%	$2,858,753	$2,914,101
01/01/32-06/01/42	3.500%	7,428,342	7,634,556
12/01/32-06/01/42	4.000%	8,048,186	8,527,434
05/01/41	4.500%	5,477,606	5,941,402
08/01/40	5.000%	4,619,774	5,109,690
02/01/24-05/01/38	5.500%	3,597,547	3,988,167
09/01/21-09/01/37	6.000%	7,116,199	7,989,130
11/01/22-10/17/38	6.500%	4,125,518	4,662,565
09/01/37-02/01/38	7.500%	253,764	272,706
CMO Series 2127 Class PG
02/15/29	6.250%	740,046	813,171
CMO Series 2165 Class PE
06/15/29	6.000%	265,989	293,733
CMO Series 2326 Class ZQ
06/15/31	6.500%	1,360,525	1,522,867
CMO Series 2399 Class TH
01/15/32	6.500%	647,619	726,770
CMO Series 2517 Class Z
10/15/32	5.500%	524,910	568,363
CMO Series 2545 Class HG
12/15/32	5.500%	953,816	1,037,411
CMO Series 2557 Class HL
01/15/33	5.300%	1,047,698	1,138,297
CMO Series 2568 Class KG
02/15/23	5.500%	1,561,740	1,716,673
CMO Series 2586 Class TG
03/15/23	5.500%	2,421,386	2,648,062
CMO Series 2597 Class AE
04/15/33	5.500%	721,665	797,858
CMO Series 262 Class 35
07/15/42	3.500%	9,733,064	9,943,770
CMO Series 2752 Class EZ
02/15/34	5.500%	2,735,517	2,953,144
CMO Series 2764 Class UE
10/15/32	5.000%	698,197	740,646
CMO Series 2764 Class ZG
03/15/34	5.500%	1,683,020	1,868,164
CMO Series 2802 Class VG
07/15/23	5.500%	724,374	729,740
CMO Series 2825 Class VQ
07/15/26	5.500%	1,118,678	1,139,366
CMO Series 2953 Class PG
03/15/35	5.500%	4,000,000	4,405,728
CMO Series 2986 Class CH
06/15/25	5.000%	1,440,403	1,557,185
CMO Series 2989 Class TG
06/15/25	5.000%	1,137,613	1,231,022
CMO Series 299 Class 300
01/15/43	3.000%	1,812,132	1,801,652
CMO Series 2990 Class UZ
06/15/35	5.750%	2,433,748	2,609,130

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 3075 Class PD
01/15/35	5.500%	$486,481	$514,524
CMO Series 3101 Class UZ
01/15/36	6.000%	1,102,706	1,208,305
CMO Series 3123 Class AZ
03/15/36	6.000%	1,585,689	1,756,361
CMO Series 3143 Class BC
02/15/36	5.500%	1,390,819	1,545,229
CMO Series 3164 Class MG
06/15/36	6.000%	454,500	501,181
CMO Series 3195 Class PD
07/15/36	6.500%	1,092,282	1,232,551
CMO Series 3200 Class AY
08/15/36	5.500%	1,011,033	1,120,320
CMO Series 3213 Class JE
09/15/36	6.000%	1,984,201	2,189,074
CMO Series 3218 Class BE
09/15/35	6.000%	874,148	905,514
CMO Series 3229 Class HE
10/15/26	5.000%	2,216,000	2,425,753
CMO Series 3266 Class D
01/15/22	5.000%	2,745,098	2,908,609
CMO Series 3402 Class NC
12/15/22	5.000%	1,074,294	1,144,967
CMO Series 3423 Class PB
03/15/38	5.500%	2,000,000	2,300,514
CMO Series 3453 Class B
05/15/38	5.500%	428,962	465,356
CMO Series 3461 Class Z
06/15/38	6.000%	4,360,898	4,944,634
CMO Series 3501 Class CB
01/15/39	5.500%	1,202,536	1,335,018
CMO Series 3666 Class VA
12/15/22	5.500%	501,852	505,159
CMO Series 3680 Class MA
07/15/39	4.500%	3,107,381	3,316,259
CMO Series 3684 Class CY
06/15/25	4.500%	2,000,000	2,204,210
CMO Series 3687 Class MA
02/15/37	4.500%	1,920,107	2,028,365
CMO Series 3704 Class CT
12/15/36	7.000%	2,387,074	2,838,479
CMO Series 3704 Class DT
11/15/36	7.500%	2,156,963	2,466,323
CMO Series 3704 Class ET
12/15/36	7.500%	1,720,389	2,066,887
CMO Series 3707 Class B
08/15/25	4.500%	2,027,855	2,187,575
CMO Series 3720 Class A
09/15/25	4.500%	1,088,239	1,177,536
CMO Series 3819 Class ZQ
04/15/36	6.000%	2,164,243	2,424,752
CMO Series 3827 Class BM
08/15/39	5.500%	1,616,800	1,773,873
CMO Series 3890 Class ME
07/15/41	5.000%	1,000,000	1,126,289
CMO Series 3957 Class B
11/15/41	4.000%	1,092,487	1,149,544

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 3966 Class NA
12/15/41	4.000%	$1,838,419	$1,901,486
CMO Series 4015 Class MY
03/15/42	3.500%	2,000,000	1,961,374
CMO Series 4173 Class NB
03/15/43	3.000%	2,000,000	1,816,326
CMO Series 4177 Class MQ
03/15/43	2.500%	1,000,000	862,028
CMO Series 4217 Class KY
06/15/43	3.000%	1,200,000	1,098,629
CMO Series 4219 Class JA
08/15/39	3.500%	4,601,307	4,782,397
CMO Series 4240 Class B
08/15/33	3.000%	2,000,000	1,806,554
CMO Series R006 Class ZA
04/15/36	6.000%	1,646,006	1,848,290
CMO Series R007 Class ZA
05/15/36	6.000%	3,233,640	3,617,386
Structured Pass-Through Securities
CMO Series T-56 Class A5
05/25/43	5.231%	1,802,141	1,947,696
Federal Home Loan Mortgage Corp. (e)(g)
CMO PO STRIPS Series 197 Class PO
04/01/28	0.000%	491,645	456,678
CMO PO STRIPS Series 310 Class PO
09/15/43	0.000%	3,348,511	2,586,820
CMO PO Series 2235 Class KP
06/15/30	0.000%	331,112	307,224
CMO PO Series 2777 Class KO
02/15/33	0.000%	55,734	55,726
CMO PO Series 2967 Class EA
04/15/20	0.000%	221,252	217,336
CMO PO Series 3077 Class TO
04/15/35	0.000%	460,456	415,299
CMO PO Series 3100 Class PO
01/15/36	0.000%	746,337	695,164
CMO PO Series 3117 Class OG
02/15/36	0.000%	469,716	441,498
CMO PO Series 3136 Class PO
04/15/36	0.000%	308,484	295,216
CMO PO Series 3200 Class PO
08/15/36	0.000%	421,409	387,914
CMO PO Series 3316 Class JO
05/15/37	0.000%	159,172	147,151
CMO PO Series 3393 Class JO
09/15/32	0.000%	520,375	455,752
CMO PO Series 3510 Class OD
02/15/37	0.000%	628,483	580,524
CMO PO Series 3607 Class AO
04/15/36	0.000%	535,677	491,907
CMO PO Series 3607 Class EO
02/15/33	0.000%	90,700	89,752
CMO PO Series 3607 Class PO
05/15/37	0.000%	619,355	574,886
CMO PO Series 3607 Class TO
10/15/39	0.000%	777,025	711,898
CMO PO Series 3621 Class BO
01/15/40	0.000%	383,276	352,473

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO PO Series 3623 Class LO
01/15/40	0.000%	$605,027	$557,908
Federal Home Loan Mortgage Corp. (e)(f)
CMO IO Series 3688 Class NI
04/15/32	5.000%	2,118,546	221,388
CMO IO Series 3714 Class IP
08/15/40	5.000%	2,370,955	391,205
CMO IO Series 3739 Class LI
03/15/34	4.000%	3,204,476	220,543
CMO IO Series 3747 Class HI
07/15/37	4.500%	3,973,017	424,126
CMO IO Series 3756 Class IP
08/15/35	4.000%	732,169	15,367
CMO IO Series 3760 Class GI
10/15/37	4.000%	1,511,816	134,186
CMO IO Series 3772 Class IO
09/15/24	3.500%	1,359,345	73,693
CMO IO Series 3779 Class IH
11/15/34	4.000%	2,123,695	181,554
CMO IO Series 3800 Class AI
11/15/29	4.000%	2,214,252	159,121
Federal National Mortgage Association (b)(e)
10/31/26	3.235%	1,500,000	1,500,938
Federal National Mortgage Association (d)(e)
01/01/23	0.496%	4,500,000	4,500,106
01/01/23	0.506%	3,861,702	3,856,283
01/01/23	0.516%	1,933,500	1,950,759
09/01/22	0.596%	1,500,000	1,509,680
11/01/23	0.616%	4,923,156	4,963,186
12/01/23	0.626%	3,000,000	3,022,012
08/01/23	0.636%	1,900,362	1,915,275
11/01/23	0.646%	2,500,000	2,500,070
04/01/22	0.926%	1,500,000	1,510,510
03/01/36	2.875%	1,567,034	1,665,630
12/25/33	13.791%	376,420	440,308
CMO Class 2005-SV Series 75
09/25/35	23.582%	341,897	477,474
CMO Series 2003-129 Class FD
01/25/24	0.655%	544,758	548,024
CMO Series 2003-W8 Class 3F1
05/25/42	0.555%	446,282	448,880
CMO Series 2004-36 Class FA
05/25/34	0.555%	690,070	694,230
CMO Series 2005-74 Class SK
05/25/35	19.705%	448,377	617,885
CMO Series 2005-W3 Class 2AF
03/25/45	0.375%	1,136,542	1,138,907
CMO Series 2006-56 Class FC
07/25/36	0.445%	592,554	595,336
CMO Series 2006-56 Class PF
07/25/36	0.505%	449,645	452,970
CMO Series 2007-101 Class A2
06/27/36	0.405%	2,042,297	2,011,137
CMO Series 2007-108 Class AN
11/25/37	8.280%	649,465	795,043
CMO Series 2008-18 Class FA
03/25/38	1.055%	448,567	455,361

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2010-28 Class BS
04/25/40	11.240%	$345,040	$384,932
CMO Series 2010-35 Class SJ
04/25/40	17.152%	1,000,000	1,289,532
CMO Series 2010-49 Class SC
03/25/40	12.351%	1,204,048	1,382,537
CMO Series 2010-61 Class WA
06/25/40	5.973%	403,756	441,222
CMO Series 2011-101 Class FM
01/25/41	0.705%	1,287,516	1,300,340
CMO Series 2011-124 Class JF
02/25/41	0.555%	1,150,644	1,157,222
CMO Series 2011-2 Class WA
02/25/51	5.826%	614,681	664,819
CMO Series 2011-43 Class WA
05/25/51	5.834%	975,068	1,057,927
CMO Series 2011-75 Class FA
08/25/41	0.705%	809,453	821,416
CMO Series 2012-101 Class FC
09/25/42	0.655%	1,739,626	1,754,086
CMO Series 2012-108 Class F
10/25/42	0.655%	3,540,584	3,570,838
CMO Series 2012-112 Class FD
10/25/42	0.655%	1,346,388	1,358,323
CMO Series 2012-137 Class CF
08/25/41	0.455%	2,181,187	2,168,737
CMO Series 2012-14 Class FG
07/25/40	0.555%	2,174,973	2,185,507
CMO Series 2012-47 Class HF
05/25/27	0.555%	6,548,352	6,574,015
CMO Series 2012-58 Class FA
03/25/39	0.655%	2,825,949	2,850,241
CMO Series 411 Class F1
08/25/42	0.705%	4,444,325	4,466,785
CMO Series 412 Class F2
08/25/42	0.655%	2,206,253	2,208,706
Series 2003-W16 Class AF5
11/25/33	4.598%	1,438,700	1,461,598
Series 2013-M9 Class A2
01/25/23	2.389%	3,000,000	2,886,984
Federal National Mortgage Association (d)(e)(f)
CMO IO Series 1996-4 Class SA
02/25/24	8.345%	230,873	48,910
CMO IO Series 2006-117 Class GS
12/25/36	6.496%	684,718	100,016
CMO IO Series 2006-43 Class SI
06/25/36	6.446%	2,897,953	446,143
CMO IO Series 2006-58 Class IG
07/25/36	6.366%	1,179,684	197,007
CMO IO Series 2006-8 Class WN
03/25/36	6.546%	2,533,844	442,730
CMO IO Series 2006-94 Class GI
10/25/26	6.496%	1,669,688	241,259
CMO IO Series 2007-109 Class PI
12/25/37	6.196%	1,712,027	235,643
CMO IO Series 2007-65 Class KI
07/25/37	6.466%	881,196	119,337
CMO IO Series 2007-72 Class EK
07/25/37	6.246%	3,019,515	415,953

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO IO Series 2007-W7 Class 2A2
07/25/37	6.376%	$1,381,761	$168,251
CMO IO Series 2009-112 Class ST
01/25/40	6.096%	1,097,227	147,767
CMO IO Series 2009-17 Class QS
03/25/39	6.496%	746,539	99,031
CMO IO Series 2009-37 Class KI
06/25/39	5.846%	2,853,162	392,477
CMO IO Series 2009-68 Class SA
09/25/39	6.596%	1,409,482	204,312
CMO IO Series 2010-125 Class SA
11/25/40	4.286%	5,303,706	466,486
CMO IO Series 2010-147 Class SA
01/25/41	6.376%	4,309,312	978,577
CMO IO Series 2010-35 Class SB
04/25/40	6.266%	925,895	112,809
CMO IO Series 2010-42 Class S
05/25/40	6.246%	816,452	138,387
CMO IO Series 2010-68 Class SA
07/25/40	4.846%	4,690,836	547,588
CMO IO Series 2011-30 Class LS
04/25/41	1.936%	3,120,161	242,581
Federal National Mortgage Association (e)
10/25/33-02/01/43	3.000%	8,660,003	8,473,741
04/25/31-08/01/43	3.500%	54,976,181	56,254,747
04/01/20-07/01/42	4.000%	7,306,024	7,718,929
10/01/19-08/01/40	5.000%	7,152,722	7,876,145
10/01/21-10/01/39	5.500%	11,391,518	12,682,991
10/01/19-11/01/48	6.000%	14,718,312	16,346,495
02/01/24-02/01/39	6.500%	9,851,836	11,158,478
04/01/37-01/01/39	7.000%	2,942,145	3,365,365
05/01/22-08/01/37	7.500%	403,055	451,440
CMO Series 1999-7 Class AB
03/25/29	6.000%	589,372	659,898
CMO Series 2001-60 Class PX
11/25/31	6.000%	733,950	813,977
CMO Series 2002-50 Class ZA
05/25/31	6.000%	2,896,972	3,190,349
CMO Series 2002-78 Class Z
12/25/32	5.500%	1,039,492	1,123,545
CMO Series 2003-23 Class EQ
04/25/23	5.500%	1,918,241	2,104,364
CMO Series 2004-50 Class VZ
07/25/34	5.500%	3,509,976	3,816,253
CMO Series 2004-65 Class LT
08/25/24	4.500%	713,766	769,374
CMO Series 2004-W10 Class A6
08/25/34	5.750%	3,000,000	3,339,120

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2005-121 Class DX
01/25/26	5.500%	$1,463,195	$1,606,465
CMO Series 2005-67 Class EY
08/25/25	5.500%	633,693	698,000
CMO Series 2006-102 Class MD
01/25/35	6.000%	105,249	105,559
CMO Series 2006-105 Class ME
11/25/36	5.500%	1,500,000	1,687,826
CMO Series 2006-16 Class HZ
03/25/36	5.500%	6,025,745	6,679,821
CMO Series 2006-W3 Class 2A
09/25/46	6.000%	682,309	766,007
CMO Series 2007-104 Class ZE
08/25/37	6.000%	1,524,035	1,641,948
CMO Series 2007-116 Class PB
08/25/35	5.500%	757,757	839,349
CMO Series 2007-18 Class MZ
03/25/37	6.000%	1,574,387	1,749,547
CMO Series 2007-42 Class B
05/25/37	6.000%	1,857,316	2,064,435
CMO Series 2007-76 Class ZG
08/25/37	6.000%	4,054,419	4,425,018
CMO Series 2008-80 Class GP
09/25/38	6.250%	236,961	265,558
CMO Series 2009-59 Class HB
08/25/39	5.000%	1,513,488	1,655,840
CMO Series 2009-60 Class HT
08/25/39	6.000%	1,510,942	1,690,464
CMO Series 2009-79 Class UA
03/25/38	7.000%	193,033	217,299
CMO Series 2009-W1 Class A
12/25/49	6.000%	3,520,154	3,939,365
CMO Series 2010-111 Class AE
04/25/38	5.500%	5,389,767	5,737,979
CMO Series 2010-111 Class AM
10/25/40	5.500%	3,000,000	3,409,824
CMO Series 2010-133 Class A
05/25/38	5.500%	4,535,419	4,960,292
CMO Series 2010-148 Class MA
02/25/39	4.000%	997,098	1,046,131
CMO Series 2010-2 Class LC
02/25/40	5.000%	1,200,000	1,324,796
CMO Series 2010-47 Class AV
05/25/21	5.000%	3,302,340	3,384,205
CMO Series 2010-83 Class DN
12/25/20	4.500%	2,910,053	3,136,778
CMO Series 2011-118 Class MT
11/25/41	7.000%	2,769,458	3,138,688
CMO Series 2011-118 Class NT
11/25/41	7.000%	3,272,733	3,747,417
CMO Series 2011-39 Class ZA
11/25/32	6.000%	1,030,312	1,153,642
CMO Series 2011-44 Class EB
05/25/26	3.000%	3,000,000	2,969,187
CMO Series 2011-46 Class B
05/25/26	3.000%	6,000,000	6,071,022
CMO Series 2011-59 Class NZ
07/25/41	5.500%	2,031,897	2,323,050
CMO Series 2012-66 Class CB

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

06/25/32	3.000%	$3,000,000	$2,748,438
CMO Series 2013-100 Class WB
10/25/33	3.000%	3,000,000	2,852,079
CMO Series 2013-101 Class E
10/25/33	3.000%	3,000,000	2,836,625
CMO Series 2013-103 Class VG
03/25/30	3.000%	2,500,000	2,362,165
CMO Series 2013-108 Class GU
10/25/33	3.000%	2,500,000	2,331,782
CMO Series 2013-4 Class AJ
02/25/43	3.500%	3,596,291	3,647,808
CMO Series 2013-59 Class PY
06/25/43	2.500%	1,000,000	869,813
CMO Series 2013-81 Class TA
02/25/43	3.000%	2,500,000	2,250,064
CMO Series 2013-90 Class DL
09/25/33	3.500%	1,500,000	1,425,638
CMO Series G94-8 Class K
07/17/24	8.000%	420,755	482,847
Series 2012-M5 Class A2
02/25/22	2.715%	2,122,000	2,116,884
Federal National Mortgage Association (e)(g)
CMO PO STRIPS Series 293 Class 1
12/01/24	0.000%	460,478	424,970
CMO PO STRIPS Series 300 Class 1
09/01/24	0.000%	439,626	417,771
CMO PO Series 2000-18 Class EC
10/25/23	0.000%	190,500	180,711
CMO PO Series 2004-46 Class EP
03/25/34	0.000%	439,381	407,646
CMO PO Series 2004-61 Class BO
10/25/32	0.000%	118,625	118,454
CMO PO Series 2006-113 Class PO
07/25/36	0.000%	273,855	265,780
CMO PO Series 2006-15 Class OP
03/25/36	0.000%	449,600	406,954
CMO PO Series 2006-60 Class CO
06/25/35	0.000%	308,236	303,934
CMO PO Series 2006-60 Class DO
04/25/35	0.000%	479,871	463,708
CMO PO Series 2006-8 Class WQ
03/25/36	0.000%	691,048	622,447
CMO PO Series 2006-86 Class OB
09/25/36	0.000%	887,397	803,886
CMO PO Series 2009-113 Class AO
01/25/40	0.000%	490,801	463,323
CMO PO Series 2009-69 Class PO
09/25/39	0.000%	326,312	303,612
CMO PO Series 2009-86 Class BO
03/25/37	0.000%	352,786	331,874
CMO PO Series 2009-86 Class OT
10/25/37	0.000%	986,955	901,041
CMO PO Series 2010-39 Class OT
10/25/35	0.000%	383,987	352,882
CMO PO Series 2010-68 Class CO
07/25/40	0.000%	762,545	680,524
CMO PO Series 2013-101 Class DO
10/25/43	0.000%	3,774,742	3,022,905

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO PO Series 2013-128 Class PO
12/25/43	0.000%	$2,847,338	$2,133,094
CMO PO Series 2013-92 Class PO
09/25/43	0.000%	2,835,319	2,247,130
CMO PO Series 314 Class 1
07/01/31	0.000%	351,015	317,520
CMO PO Series 3151 Class PO
05/15/36	0.000%	432,699	394,914
Federal National Mortgage Association (e)(f)
CMO IO Series 2009-71 Class BI
08/25/24	4.500%	301,030	30,989
CMO IO Series 2009-86 Class IP
10/25/39	5.500%	496,722	90,456
CMO IO Series 2010-155 Class KI
01/25/21	3.000%	2,460,080	160,981
Government National Mortgage Association (d)(e)
CMO Series 2007-16 Class NS
04/20/37	22.738%	264,995	371,840
CMO Series 2010-H17 Class XQ
07/20/60	5.241%	6,191,314	6,869,120
CMO Series 2011-137 Class WA
07/20/40	5.521%	2,334,468	2,636,333
CMO Series 2012-141 Class WC
01/20/42	3.756%	1,617,744	1,677,751
CMO Series 2012-61 Class FM
05/16/42	0.554%	4,545,770	4,579,318
CMO Series 2012-H10 Class FA
12/20/61	0.706%	2,609,897	2,622,751
CMO Series 2012-H21 Class CF
05/20/61	0.856%	2,727,431	2,751,695
CMO Series 2012-H21 Class DF
05/20/61	0.806%	2,433,983	2,446,851
CMO Series 2012-H26 Class MA
07/20/62	0.706%	1,939,222	1,949,733
CMO Series 2012-H28 Class FA
09/20/62	0.736%	4,516,574	4,533,249
CMO Series 2012-H30 Class JA
01/20/60	0.636%	1,740,302	1,746,472
CMO Series 2012-H30 Class PA
11/20/59	0.606%	1,920,069	1,925,831
CMO Series 2013-54 Class WA
11/20/42	4.705%	3,242,723	3,490,977
CMO Series 2013-75 Class WA
06/20/40	5.234%	1,209,059	1,360,229
CMO Series 2013-H01 Class TA
01/20/63	0.656%	1,877,065	1,885,090
CMO Series 2013-H05 Class FB
02/20/62	0.556%	2,900,024	2,902,597
CMO Series 2013-H07 Class GA
03/20/63	0.626%	2,738,788	2,741,995
CMO Series 2013-H07 Class HA
03/20/63	0.566%	1,866,300	1,862,873
CMO Series 2013-H09 Class GA
04/20/63	0.636%	2,837,946	2,842,498
CMO Series 2013-H09 Class SA
04/20/63	0.656%	4,493,146	4,502,865
CMO Series 2013-H21 Class FA
09/20/63	0.906%	4,885,915	4,956,130

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2013-H21 Class FB
09/20/63	0.856%	$5,183,669	$5,245,681
Government National Mortgage Association (d)(e)(f)
CMO IO Series 2005-3 Class SE
01/20/35	5.947%	1,927,194	277,155
CMO IO Series 2006-38 Class SG
09/20/33	6.497%	604,793	12,429
CMO IO Series 2007-26 Class SW
05/20/37	6.047%	2,588,246	368,327
CMO IO Series 2007-40 Class SN
07/20/37	6.527%	1,790,075	287,194
CMO IO Series 2008-62 Class SA
07/20/38	5.997%	1,586,438	213,049
CMO IO Series 2008-76 Class US
09/20/38	5.747%	2,045,319	262,093
CMO IO Series 2008-95 Class DS
12/20/38	7.147%	1,786,555	303,325
CMO IO Series 2009-102 Class SM
06/16/39	6.246%	1,912,865	196,266
CMO IO Series 2009-106 Class ST
02/20/38	5.847%	2,511,529	347,921
CMO IO Series 2009-64 Class SN
07/16/39	5.946%	1,570,908	197,425
CMO IO Series 2009-67 Class SA
08/16/39	5.896%	1,051,303	143,287
CMO IO Series 2009-72 Class SM
08/16/39	6.096%	2,211,112	321,443
CMO IO Series 2009-81 Class SB
09/20/39	5.937%	2,720,028	376,298
CMO IO Series 2009-83 Class TS
08/20/39	5.947%	2,166,486	277,496
CMO IO Series 2010-47 Class PX
06/20/37	6.547%	3,047,148	487,338
CMO IO Series 2011-75 Class SM
05/20/41	6.447%	1,460,929	264,100
Government National Mortgage Association (e)
06/20/63	4.375%	5,076,178	5,520,714
05/20/63	4.433%	3,121,909	3,402,825
05/20/63	4.462%	3,099,529	3,379,776
04/20/63	4.479%	2,043,863	2,229,197
09/15/22	5.000%	639,037	683,377
09/20/38-08/20/39	6.000%	3,006,013	3,406,964
09/20/38-12/20/38	7.000%	549,361	625,755
CMO Series 1998-11 Class Z
04/20/28	6.500%	516,737	581,920
CMO Series 1999-16 Class Z
05/16/29	6.500%	463,115	521,324
CMO Series 2002-47 Class PG
07/16/32	6.500%	465,029	529,886
CMO Series 2003-25 Class PZ
04/20/33	5.500%	4,510,307	4,976,501
CMO Series 2003-75 Class ZX
09/16/33	6.000%	1,742,140	1,935,546
CMO Series 2005-26 Class XY
03/20/35	5.500%	1,321,000	1,478,083

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)

CMO Series 2005-72 Class AZ
09/20/35	5.500%	$1,638,644	$1,837,241
CMO Series 2006-17 Class JN
04/20/36	6.000%	818,694	905,965
CMO Series 2006-33 Class NA
01/20/36	5.000%	985,045	1,053,947
CMO Series 2006-69 Class MB
12/20/36	5.500%	3,012,824	3,300,642
CMO Series 2007-6 Class LD
03/20/36	5.500%	234,133	238,651
CMO Series 2008-23 Class PH
03/20/38	5.000%	2,399,577	2,625,887
CMO Series 2009-104 Class AB
08/16/39	7.000%	2,017,054	2,316,726
CMO Series 2009-2 Class PA
12/20/38	5.000%	536,329	576,731
CMO Series 2009-44 Class VA
05/16/20	5.500%	139,593	139,692
CMO Series 2009-89 Class VA
07/20/20	5.000%	1,816,387	1,968,764
CMO Series 2010-130 Class CP
10/16/40	7.000%	1,347,824	1,578,829
CMO Series 2010-14 Class QP
12/20/39	6.000%	749,720	801,998
CMO Series 2011-43 Class ZQ
01/16/33	5.500%	2,423,487	2,681,910
CMO Series 2013-H01 Class FA
01/20/63	1.650%	4,089,032	4,029,393
CMO Series 2013-H04 Class BA
02/20/63	1.650%	2,446,384	2,410,581
CMO Series 2013-H07 Class JA
03/20/63	1.750%	4,482,439	4,428,861
CMO Series 2013-H09 Class HA
04/20/63	1.650%	5,869,930	5,775,166
Government National Mortgage Association (e)(g)
CMO PO Series 2008-1 Class PO
01/20/38	0.000%	313,456	286,071
CMO PO Series 2010-14 Class AO
12/20/32	0.000%	444,990	432,056
CMO PO Series 2010-157 Class OP
12/20/40	0.000%	1,776,839	1,433,449
Government National Mortgage Association (e)(f)
CMO IO Series 2010-107 Class IL
07/20/39	6.000%	1,874,549	388,498
CMO IO Series 2010-144 Class BI
09/16/37	4.000%	6,127,145	712,270
Vendee Mortgage Trust CMO Series 1998-2 Class 1G (e)
06/15/28	6.750%	550,836	625,793

Total Residential Mortgage-Backed Securities - Agency (Cost: $691,882,850)			$706,729,463

Residential Mortgage-Backed Securities - Non-Agency 4.8%

AJAX Mortgage Loan Trust (a)(d)(e)(h)
CMO Series 2013-A Class A

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

02/25/51	3.500%	$2,455,280	$2,431,407
CMO Series 2013-B Class A1
03/25/52	3.750%	1,569,081	1,571,077
CMO Series 2013-C Class A
03/25/35	4.500%	1,877,361	1,888,933
AJAX Mortgage Loan Trust (a)(e)
CMO Series 2014-A Class A
10/25/57	4.000%	1,500,000	1,496,917
ASG Resecuritization Trust (a)(d)(e)
CMO Series 2009-2 Class G60
05/24/36	4.668%	800,000	810,476
CMO Series 2009-3 Class A65
03/26/37	2.069%	1,204,000	1,201,468
CMO Series 2011-1 Class 3A50
11/28/35	2.594%	742,364	728,922
ASG Resecuritization Trust (a)(e)
CMO Series 2011-1 Class 1A85
09/28/20	4.000%	464,160	467,170
BCAP LLC Trust (a)(d)(e)
05/28/36	0.305%	942,316	926,173
08/26/37	5.000%	1,239,625	1,225,994
CMO Series 2009-RR13 Class 17A2
04/26/37	5.500%	543,002	562,117
CMO Series 2010-RR12 Class 2A5
01/26/36	4.500%	651,687	663,079
CMO Series 2010-RR4 Class 12A1
07/26/36	4.000%	123,435	124,457
CMO Series 2010-RR6 Class 22A3
06/26/36	4.340%	381,750	390,014
CMO Series 2010-RR7 Class 16A1
02/26/47	0.818%	284,575	282,645
CMO Series 2010-RR7 Class 1A5
04/26/35	4.897%	211,214	212,950
CMO Series 2010-RR7 Class 2A1
07/26/45	2.070%	975,438	985,176
CMO Series 2010-RR8 Class 3A3
05/26/35	5.067%	155,359	157,819
CMO Series 2010-RR8 Class 3A4
05/26/35	5.067%	1,000,000	944,899
CMO Series 2011-RR10 Class 2A1
09/26/37	1.008%	1,561,304	1,493,776
CMO Series 2011-RR2 Class 3A3
11/21/35	2.661%	39,843	39,810
CMO Series 2012-3 Class 2A5
05/26/37	1.983%	1,272,465	1,261,338
CMO Series 2012-RR10 Class 1A1
02/26/37	0.385%	940,786	907,145
CMO Series 2012-RR10 Class 3A1
05/26/36	0.345%	1,727,710	1,638,436
CMO Series 2012-RR2 Class 1A1
08/26/36	0.325%	914,575	892,975
Series 2011-RR5 Class 14A3
07/26/36	2.508%	206,786	206,033
Banc of America Alternative Loan Trust CMO Series 2004-1 Class 1A1 (e)
02/25/34	6.000%	614,932	654,398

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Banc of America Funding Trust (a)(e)
CMO Series 2010-R5 Class 1A1
10/26/37	5.500%	$234,865	$237,015
Banc of America Funding Trust (e)
CMO Series 2004-3 Class 1A1
10/25/34	5.500%	426,801	447,963
Banc of America Mortgage Trust (d)(e)
CMO Series 2004-C Class 2A2
04/25/34	2.694%	294,845	299,338
Banc of America Mortgage Trust (e)
CMO Series 2003-3 Class 1A7
05/25/33	5.500%	539,618	569,215
CMO Series 2004-3 Class 1A26
04/25/34	5.500%	576,658	591,684
Banc of America Mortgage Trust (e)(g)
CMO PO Series 2004-5 Class 1A9
06/25/34	0.000%	482,971	403,406
Bear Stearns Adjustable Rate Mortgage Trust CMO Series 2003-4 Class 3A1 (d)(e)
07/25/33	2.304%	159,224	160,503
Bear Stearns Alt-A Trust (d)(e)
CMO Series 2004-6 Class 1A
07/25/34	0.795%	1,074,827	1,030,140
CMO Series 2005-2 Class 1A1
03/25/35	0.655%	448,283	436,321
CAM Mortgage Trust (a)(d)(e)
CMO Series 2014-1 Class A
12/15/53	3.352%	93,856	93,926
CMO Series 2014-2 Class A
05/15/48	2.600%	1,138,291	1,138,238
Chase Mortgage Finance Corp. (d)(e)
CMO Series 2007-A1 Class 1A3
02/25/37	2.557%	1,579,629	1,567,361
CMO Series 2007-A1 Class 2A1
02/25/37	2.468%	614,090	616,273
CMO Series 2007-A1 Class 7A1
02/25/37	2.434%	356,995	359,121
Citigroup Mortgage Loan Trust, Inc. (a)(d)(e)
CMO Series 2008-AR4 Class 1A1A
11/25/38	2.731%	1,222,461	1,235,026
CMO Series 2009-10 Class 1A1
09/25/33	2.407%	915,567	918,359
CMO Series 2009-11 Class 3A1
05/25/37	5.750%	944,972	996,850
CMO Series 2010-10 Class 2A1
02/25/36	2.441%	882,580	891,805
CMO Series 2010-7 Class 10A1
02/25/35	2.610%	264,339	266,798
Citigroup Mortgage Loan Trust, Inc. (a)(e)
CMO Series 2010-8 Class 5A6
11/25/36	4.000%	3,100,744	3,193,452
CMO Series 2010-8 Class 6A6
12/25/36	4.500%	2,636,504	2,710,279
CMO Series 2012-A Class A
06/25/51	2.500%	1,038,781	1,006,790
Citigroup Mortgage Loan Trust, Inc. (e)
CMO Series 2003-1 Class 3A4
09/25/33	5.250%	424,524	440,947
CMO Series 2005-2 Class 2A11
05/25/35	5.500%	424,906	444,437

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Countrywide Home Loan Mortgage Pass-Through Trust (e)
CMO Series 2003-29 Class A1
08/25/33	5.500%	$285,618	$300,300
CMO Series 2003-40 Class A5
10/25/18	4.500%	489,001	500,218
CMO Series 2004-13 Class 1A4
08/25/34	5.500%	580,870	621,593
CMO Series 2004-3 Class A26
04/25/34	5.500%	311,829	327,527
CMO Series 2004-5 Class 1A4
06/25/34	5.500%	754,525	811,503
Credit Suisse First Boston Mortgage Securities Corp. (e)
CMO Series 2003-21 Class 1A4
09/25/33	5.250%	328,079	339,191
CMO Series 2003-27 Class 5A4
11/25/33	5.250%	491,360	501,766
CMO Series 2004-4 Class 2A4
09/25/34	5.500%	748,004	817,179
CMO Series 2004-5 Class 3A1
08/25/19	5.250%	376,835	386,760
CMO Series 2004-8 Class 1A4
12/25/34	5.500%	669,581	724,559
Credit Suisse Mortgage Capital Certificates (a)(d)(e)
CMO Series 2010-11R Class A6
06/28/47	1.156%	4,093,330	3,923,191
CMO Series 2010-16 Class A4
06/25/50	3.642%	2,000,000	2,055,702
CMO Series 2010-17R Class 1A1
06/26/36	2.311%	429,363	429,911
CMO Series 2010-1R Class 5A1
01/27/36	4.900%	217,412	221,437
CMO Series 2011-16R Class 7A3
12/27/36	3.500%	945,229	956,176
CMO Series 2011-1R Class A1
02/27/47	1.155%	212,595	212,541
CMO Series 2011-6R Class 3A1
07/28/36	2.635%	751,356	740,471
CMO Series 2011-9R Class A1
03/27/46	2.155%	1,248,026	1,252,419
CMO Series 2012-3R Class 1A1
07/27/37	2.357%	1,115,281	1,110,987
Series 2014-ICE Class A
04/15/27	0.954%	2,018,000	2,019,316
GMAC Mortgage Corp. Loan Trust (d)(e)
CMO Series 2003-AR2 Class 2A4
12/19/33	2.840%	1,040,748	1,052,978
GMAC Mortgage Corp. Loan Trust (e)
CMO Series 2004-J1 Class A20
04/25/34	5.500%	515,927	558,558
GSMPS Mortgage Loan Trust (a)(d)(e)
CMO Series 2005-RP3 Class 1AF
09/25/35	0.505%	1,199,922	1,025,671
GSMPS Mortgage Loan Trust (a)(d)(e)(f)
CMO IO Series 2005-RP3 Class 1AS
09/25/35	4.816%	935,407	128,407
GSR Mortgage Loan Trust (d)(e)
CMO Series 2005-5F Class 8A3
06/25/35	0.655%	58,821	56,820

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
GSR Mortgage Loan Trust (e)
CMO Series 2003-7F Class 1A4
06/25/33	5.250%	$758,572	$779,963
HarborView Mortgage Loan Trust CMO Series 2004-3 Class 1A (d)(e)
05/19/34	2.587%	2,724,946	2,723,578
Homeowner Assistance Program Reverse Mortgage Loan Trust CMO Series 2013-RM1 Class A (a)(e)(h)
05/26/53	4.000%	2,647,776	2,592,438
Impac CMB Trust CMO Series 2005-4 Class 2A1 (d)(e)
05/25/35	0.455%	519,646	519,260
Impac Secured Assets CMN Owner Trust CMO Series 2003-3 Class A1 (d)(e)
08/25/33	4.808%	355,509	368,620
Impac Secured Assets Trust (d)(e)
CMO Series 2006-1 Class 2A1
05/25/36	0.505%	325,156	322,483
CMO Series 2006-2 Class 2A1
08/25/36	0.505%	795,542	784,411
JPMorgan Mortgage Trust (d)(e)
CMO Series 2007-A1 Class 5A5
07/25/35	2.607%	850,502	872,701
Series 2006-A2 Class 5A3
11/25/33	2.494%	1,331,219	1,340,747
JPMorgan Resecuritization Trust (a)(d)(e)
CMO Series 2009-6 Class 4A1
09/26/36	2.528%	358,026	360,842
CMO Series 2010-4 Class 7A1
08/26/35	1.865%	265,765	264,765
LVII Resecuritization Trust (a)(d)(e)
CMO Series 2009-2 Class M3
09/27/37	5.198%	1,829,511	1,851,977
CMO Series 2009-3 Class M3
11/27/37	5.715%	650,000	656,342
MASTR Adjustable Rate Mortgages Trust (d)(e)
CMO Series 2004-13 Class 2A1
04/21/34	2.643%	719,510	726,919
CMO Series 2004-13 Class 3A7
11/21/34	2.635%	1,343,004	1,370,203
MASTR Asset Securitization Trust CMO Series 2004-P7 Class A6 (a)(e)
12/27/33	5.500%	373,324	402,438
MASTR Seasoned Securities Trust (e)
CMO Series 2004-2 Class A1
08/25/32	6.500%	504,895	560,514
CMO Series 2004-2 Class A2
08/25/32	6.500%	795,210	897,189
Merrill Lynch Mortgage Investors Trust (d)(e)
CMO Series 2003-A Class 2A1
03/25/28	0.935%	587,010	589,575
CMO Series 2003-E Class A1
10/25/28	0.775%	1,405,017	1,394,754
CMO Series 2004-1 Class 2A1
12/25/34	2.148%	802,509	786,786

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2004-A Class A1
04/25/29	0.615%	$1,209,894	$1,167,294
CMO Series 2004-A4 Class A2
08/25/34	2.461%	871,272	897,126
CMO Series 2004-G Class A2
01/25/30	0.925%	793,924	778,261
Morgan Stanley Mortgage Loan Trust CMO Series 2004-3 Class 4A (d)(e)
04/25/34	5.692%	683,052	720,840
Morgan Stanley Re-Remic Trust (a)(e)
07/27/49	0.250%	2,400,000	2,076,000
07/27/49	2.000%	3,381,262	3,393,942
Morgan Stanley Re-Remic Trust (a)(e)(g)
CMO PO Series 2009 Class B
07/17/56	0.000%	454,186	451,774
NACC Reperforming Loan Remic Trust CMO Series 2004-R2 Class A1 (a)(d)(e)
10/25/34	6.500%	264,048	269,098
NCUA Guaranteed Notes (d)(e)
CMO Series 2010-R3 Class 1A
12/08/20	0.716%	1,055,602	1,063,771
NCUA Guaranteed Notes (e)
CMO Series 2010-R3 Class 3A
12/08/20	2.400%	410,719	413,606
Prime Mortgage Trust CMO Series 2004-2 Class A2 (e)
11/25/19	4.750%	438,208	454,133
RALI Trust (d)(e)
CMO Series 2003-QS13 Class A5
07/25/33	0.805%	475,638	443,781
RALI Trust (e)
CMO Series 2003-QS13 Class A2
07/25/33	4.000%	1,567,137	1,479,196
CMO Series 2003-QS15 Class A7
08/25/33	5.500%	1,837,092	1,875,888
CMO Series 2004-QS3 Class CB
03/25/19	5.000%	460,716	471,287
RBSSP Resecuritization Trust (a)(d)(e)
CMO Series 2010-9 Class 3A1
10/26/34	4.798%	404,059	421,383
CMO Series 2010-9 Class 7A5
05/26/37	4.000%	762,780	773,156
CMO Series 2012-3 Class 3A1
09/26/36	0.305%	1,128,058	1,070,786
RBSSP Resecuritization Trust (a)(e)
CMO Series 2009-1 Class 1A1
02/26/36	6.500%	682,552	722,467
CMO Series 2009-2 Class 1A1
08/26/37	7.000%	291,643	309,573
CMO Series 2010-12 Class 8A1
06/27/21	4.000%	99,426	99,839
RFMSI Trust (e)
CMO Series 2003-S4 Class A4
03/25/33	5.750%	623,059	639,377
CMO Series 2005-S1 Class 2A1
02/25/20	4.750%	184,394	189,787

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Residential Asset Mortgage Products Trust CMO Series 2004-SL2 Class A3 (e)
10/25/31	7.000%	$743,887	$783,528
Residential Asset Securitization Trust CMO Series 2004-IP2 Class 1A1 (d)(e)
12/25/34	2.496%	551,929	563,254
Residential Mortgage Asset Trust Series 2012-1A Class A1 (a)(d)(e)
08/26/52	2.734%	252,937	253,691
Sequoia Mortgage Trust (d)(e)
CMO Series 2003-1 Class 1A
04/20/33	0.914%	2,342,068	2,351,485
CMO Series 2003-8 Class A1
01/20/34	0.794%	1,699,545	1,639,781
CMO Series 2004-11 Class A1
12/20/34	0.454%	1,866,986	1,790,841
CMO Series 2004-12 Class A3
01/20/35	0.650%	794,281	728,500
Station Place Securitization Trust (d)(e)
02/25/15	1.704%	2,500,000	2,500,000
Structured Adjustable Rate Mortgage Loan Trust (d)(e)
CMO Series 2004-4 Class 5A
04/25/34	2.384%	457,376	440,814
CMO Series 2004-6 Class 5A4
06/25/34	2.379%	325,736	323,953
Structured Asset Mortgage Investments II Trust (d)(e)
CMO Series 2004-AR5 Class 1A1
10/19/34	0.483%	1,010,618	961,441
CMO Series 2005-AR5 Class A3
07/19/35	0.403%	575,398	534,861
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (d)(e)
CMO Series 2003-34A Class 3A3
11/25/33	2.478%	1,644,914	1,633,025
CMO Series 2003-40A Class 3A2
01/25/34	2.379%	731,054	713,116
Series 2004-6XS Class A5A
03/25/34	5.530%	609,959	630,672
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (e)
CMO Series 2003-30 Class 1A5
10/25/33	5.500%	774,631	814,445
Structured Asset Securities Corp. CMO Series 2004-4XS Class 1A5 (d)(e)
02/25/34	5.490%	703,350	750,273
Thornburg Mortgage Securities Trust CMO Series 2004-4 Class 3A (d)(e)
12/25/44	2.001%	666,469	666,984
WaMu Mortgage Pass-Through Certificates Trust (d)(e)
CMO Series 2003-AR11 Class A6
10/25/33	2.425%	1,150,260	1,169,163
CMO Series 2003-AR5 Class A7
06/25/33	2.443%	490,061	497,392
CMO Series 2003-AR6 Class A1
06/25/33	2.438%	633,159	639,010

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2003-AR7 Class A7
08/25/33	2.300%	$748,291	$756,937
CMO Series 2004-AR3 Class A2
06/25/34	2.376%	416,005	424,585
WaMu Mortgage Pass-Through Certificates Trust (e)
CMO Series 2004-CB1 Class 3A2
06/25/34	5.500%	1,370,038	1,422,007
CMO Series 2004-CB3 Class 4A
10/25/19	6.000%	341,851	356,874
CMO Series 2004-S3 Class 1A5
07/25/34	5.000%	295,084	310,349
Washington Mutual MSC Mortgage Pass-Through Certificates Trust CMO Series 2003-MS2 Class 1A1 (e)
02/25/33	5.750%	365,320	388,795
Wells Fargo Mortgage Loan Trust CMO Series 2012-RR1 Class A1 (a)(d)(e)
08/27/37	2.847%	1,722,828	1,732,031
Wells Fargo Mortgage-Backed Securities Trust (d)(e)
CMO Series 2003-J Class 2A1
10/25/33	2.505%	238,350	242,280
CMO Series 2003-L Class 2A1
11/25/33	2.545%	315,817	311,431
CMO Series 2004-EE Class 2A1
12/25/34	2.612%	130,968	132,677
CMO Series 2004-G Class A3
06/25/34	2.607%	163,888	164,901
CMO Series 2004-U Class A1
10/25/34	2.579%	1,106,854	1,112,925
CMO Series 2004-W Class A9
11/25/34	2.615%	1,018,412	1,040,997
CMO Series 2004P Class 2A1
09/25/34	2.613%	1,557,559	1,591,583
CMO Series 2005-AR8 Class 2A1
06/25/35	2.600%	209,075	210,560
CMO Series 2005-AR9 Class 2A1
10/25/33	2.595%	446,988	453,612
Series 2005-AR3 Class 1A1
03/25/35	2.619%	4,107,653	4,174,870
Wells Fargo Mortgage-Backed Securities Trust (e)
CMO Series 2004-4 Class A9
05/25/34	5.500%	643,575	662,671
CMO Series 2005-14 Class 1A1
12/25/35	5.500%	558,706	591,565
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $138,600,857)			$142,112,781

Commercial Mortgage-Backed Securities - Agency 12.5%
Federal National Mortgage Association (d)(e)
Series 2010-M3 Class A3
03/25/20	4.332%	4,000,000	4,393,276
Series 2012-M11 Class FA
08/25/19	0.678%	690,815	694,114

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
Series 2013-M13 Class A2
04/25/23	2.624%	$4,118,000	$4,010,636
Series 2014-M3 Class A2
01/25/24	3.501%	2,000,000	2,077,194
Federal National Mortgage Association (e)
07/01/19	5.240%	2,634,844	2,953,451
07/01/22	2.980%	3,000,000	3,053,845
07/01/22	2.980%	2,000,000	2,035,897
05/01/22	2.770%	2,000,000	2,014,621
07/01/23	2.808%	2,955,754	2,969,999
09/01/21	2.120%	2,800,000	2,682,540
12/01/22	2.220%	8,000,000	7,742,864
03/01/23	2.490%	2,500,000	2,456,239
12/01/22	2.240%	2,000,000	1,938,016
07/01/23	3.670%	6,000,000	6,352,981
08/01/23	3.590%	2,500,000	2,628,911
08/01/23	3.350%	3,000,000	3,105,166
01/01/21	3.940%	2,000,000	2,158,219
10/01/23	3.760%	2,000,000	2,127,291
11/01/23	3.690%	1,200,000	1,271,278
04/01/22	3.050%	3,459,965	3,546,064
05/01/22	3.000%	3,500,000	3,569,970
07/01/22	3.730%	2,679,437	2,855,046
11/01/22	2.450%	6,000,000	5,901,869
02/01/23	2.460%	2,897,562	2,836,529
01/01/23	2.340%	1,976,652	1,925,313
02/01/23	2.400%	2,000,000	1,938,728
06/01/37	5.832%	1,213,822	1,395,884
04/01/20	4.350%	1,455,787	1,596,120
07/01/20	4.066%	2,422,271	2,624,134
07/01/20	3.950%	1,995,810	2,153,007
09/01/20	3.505%	2,336,211	2,471,377
01/01/18	3.520%	2,403,043	2,541,215
02/01/20	4.369%	2,358,374	2,583,655
12/01/19	4.514%	4,529,730	4,998,777
02/01/20	4.399%	8,000,000	8,780,901
04/01/20	4.368%	2,829,904	3,113,429
01/01/20	4.540%	1,406,731	1,542,983
10/01/17	2.690%	2,416,413	2,495,470
11/01/18	2.970%	1,867,074	1,933,039
10/01/20	3.290%	1,478,173	1,544,440
10/01/17	2.490%	1,388,269	1,427,440
11/01/20	3.230%	2,425,023	2,525,560
05/01/21	4.390%	1,483,999	1,635,164
03/01/18	3.800%	1,586,903	1,690,846
04/01/21	4.380%	2,471,138	2,720,487
04/01/21	4.250%	2,500,000	2,744,443
04/01/21	4.250%	2,000,000	2,202,281
02/01/22	3.140%	3,000,000	3,080,949
11/01/20	3.375%	942,006	990,913
11/01/19	4.130%	1,500,000	1,627,739
01/01/22	3.120%	2,000,000	2,065,955
01/01/17	1.990%	1,500,000	1,498,399
12/01/19	4.180%	2,556,900	2,777,322
01/01/21	4.050%	3,000,000	3,241,368
06/01/21	4.340%	3,000,000	3,289,074
06/01/21	4.240%	1,968,013	2,156,568
07/01/26	4.450%	2,881,177	3,183,925
04/01/23	2.703%	1,468,034	1,459,801

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
06/01/20	2.010%	$15,000,000	$14,442,185
06/01/20	1.750%	2,933,673	2,863,155
06/01/23	2.510%	1,954,954	1,911,763
06/01/23	2.420%	2,935,264	2,846,678
04/01/23	2.500%	6,000,000	5,831,881
04/01/23	2.540%	3,216,461	3,156,544
04/01/23	2.640%	2,940,882	2,906,805
05/01/23	2.520%	3,000,000	2,907,152
09/01/21	3.770%	3,000,000	3,204,048
07/01/22	2.790%	4,000,000	4,029,223
07/01/19	2.370%	5,000,000	5,064,270
06/01/22	2.790%	1,992,628	2,004,285
07/01/22	2.690%	10,000,000	10,007,654
07/01/22	2.720%	4,474,709	4,487,161
07/01/19	2.200%	9,653,309	9,726,920
07/01/22	2.640%	4,043,697	4,034,083
08/01/22	2.650%	7,000,000	6,909,716
08/01/19	2.030%	5,076,000	5,051,897
07/01/22	2.760%	3,180,997	3,197,565
07/01/17	1.400%	3,500,000	3,499,787
07/01/22	2.670%	2,880,361	2,879,907
07/01/22	2.670%	5,000,000	4,980,579
07/01/22	2.830%	4,000,000	4,039,990
09/01/22	2.900%	1,930,129	1,952,794
07/01/22	2.750%	6,243,808	6,282,780
07/01/19	1.940%	1,994,430	1,999,073
08/01/22	2.360%	5,695,077	5,574,424
01/01/21	4.380%	2,379,498	2,616,721
05/01/21	4.360%	1,493,774	1,646,437
08/01/21	4.130%	1,435,961	1,571,725
08/01/21	3.870%	1,917,548	2,056,118
07/01/21	4.260%	2,500,000	2,742,914
08/01/21	4.500%	4,000,000	4,425,330
10/01/21	3.590%	2,000,000	2,117,141
01/01/21	4.297%	1,344,213	1,475,682
07/01/21	4.317%	2,107,670	2,318,193
09/01/22	2.470%	2,408,783	2,374,713
12/01/19	1.690%	2,000,000	1,942,102
12/01/19	1.470%	1,444,372	1,401,019
12/01/22	2.390%	1,900,000	1,854,812
12/01/22	2.340%	1,843,326	1,796,467
12/01/22	2.400%	2,500,000	2,443,652
12/01/22	2.210%	1,840,010	1,779,157
12/01/22	2.210%	1,968,093	1,903,004
10/01/22	2.520%	1,966,961	1,944,335
12/01/22	2.400%	1,800,000	1,762,054
11/01/22	2.280%	2,153,943	2,092,662
12/01/22	2.320%	2,416,089	2,353,359
12/01/20	2.000%	1,500,000	1,459,187
12/01/22	2.380%	2,000,000	1,943,992
12/01/22	2.340%	2,237,194	2,179,105
12/01/22	2.190%	2,418,310	2,335,717
06/01/22	2.600%	2,865,741	2,856,097
06/01/22	2.790%	2,835,080	2,863,250
05/01/22	2.940%	2,402,118	2,440,715
05/01/19	2.190%	4,785,092	4,827,395
05/01/22	2.860%	2,884,825	2,921,153
06/01/19	2.450%	1,991,704	2,028,853

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
06/01/19	2.360%	$2,000,000	$2,026,679
06/01/22	2.760%	7,000,000	7,009,837
06/01/19	2.100%	2,488,736	2,496,519
Series 2011-M1 Class A3
06/25/21	3.763%	1,500,000	1,606,722
Series 2012-M8 Class ASQ2
12/25/19	1.520%	757,576	756,235
Series 2012-M8 Class ASQ3
12/25/19	1.801%	800,000	793,783
Series 2013-M7 Class A2
12/27/22	2.280%	1,878,000	1,795,096
Total Commercial Mortgage-Backed Securities - Agency (Cost: $369,002,307)			$372,082,973

Commercial Mortgage-Backed Securities - Non-Agency 3.2%
A10 Securitization LLC (a)(e)
Series 2012-1 Class A
04/15/24	3.492%	535,118	536,469
Series 2013-1 Class A
11/15/25	2.400%	1,524,202	1,528,733
A10 Term Asset Financing LLC (a)(e)
Series 2013-2 Class A
11/15/27	2.620%	4,634,965	4,650,061
Series 2013-2 Class B
11/15/27	4.380%	657,000	665,764
Series 2014-1 Class A2
04/15/33	3.020%	1,807,000	1,805,278
ACRE Commercial Mortgage Trust (a)(d)(e)
Series 2014-FL2 Class B
08/15/31	2.206%	447,500	447,500
Series 2014-FL2 Class C
08/15/31	2.656%	447,500	447,500
BB-UBS Trust (a)(e)
Series 2012-SHOW Class A
11/05/36	3.430%	3,700,000	3,645,512
Series 2012-TFT Class A
06/05/30	2.892%	2,000,000	1,935,506
Banc of America Commercial Mortgage Trust (d)(e)
Series 2006-3 Class A4
07/10/44	5.889%	1,625,043	1,731,294
Banc of America Commercial Mortgage Trust (e)
Series 2006-5 Class A4
09/10/47	5.414%	775,000	823,164
Series 2007-5 Class A4
02/10/51	5.492%	2,000,000	2,153,142
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3 Class AM (e)
07/10/43	4.727%	1,000,000	1,018,564
Bear Stearns Commercial Mortgage Securities Trust (a)(d)(e)(f)
CMO IO Series 2007-T26 Class X1
01/12/45	0.297%	77,522,649	355,829
Bear Stearns Commercial Mortgage Securities Trust (d)(e)
Series 2004-PWR4 Class A3
06/11/41	5.468%	30,043	30,041

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
COBALT CMBS Commercial Mortgage Trust (d)(e)(f)
CMO IO Series 2006-C1 Class IO
08/15/48	0.980%	$13,431,674	$208,486
COBALT CMBS Commercial Mortgage Trust (e)
Series 2006-C1 Class A4
08/15/48	5.223%	1,493,455	1,587,692
Series 2006-C1 Class AM
08/15/48	5.254%	1,600,000	1,640,411
COOF Securitization Trust Ltd. CMO IO Series 2014-1 Class A (a)(d)(e)(f)
06/15/40	2.891%	2,946,460	407,300
Citigroup Commercial Mortgage Trust (a)(e)
Series 2013-SMP Class A
01/12/30	2.110%	940,958	949,081
Citigroup Commercial Mortgage Trust (d)(e)
Series 2005-C3 Class AM
05/15/43	4.830%	1,230,000	1,251,452
Citigroup Commercial Mortgage Trust (e)
Series 2006-C5 Class A4
10/15/49	5.431%	750,000	804,383
Citigroup/Deutsche Bank Commercial Mortgage Trust (a)(d)(e)(f)
CMO IO Series 2006-CD2 Class X
01/15/46	0.086%	198,649,635	151,371
CMO IO Series 2007-CD4 Class XC
12/11/49	0.552%	68,337,781	516,907
Citigroup/Deutsche Bank Commercial Mortgage Trust (d)(e)
Series 2005-CD1 Class AJ
07/15/44	5.400%	1,000,000	1,034,231
Series 2005-CD1 Class AM
07/15/44	5.400%	875,000	907,403
Commercial Mortgage Asset Trust Series 1999-C1 Class D (d)(e)
01/17/32	7.300%	83,980	83,893
Commercial Mortgage Pass-Through Certificates Series 2012-MVP Class A (a)(d)(e)
11/17/26	2.093%	447,947	449,502
Commercial Mortgage Trust (a)(d)(e)
Series 2013-SFS Class A2
04/12/35	3.086%	624,000	613,304
Series 2014-KYO Class A
06/11/27	1.054%	4,231,000	4,225,974
Series 2014-TWC Class A
02/13/32	1.006%	1,450,000	1,445,451
Commercial Mortgage Trust (a)(e)
Series 2013-300P Class A1
08/10/30	4.353%	2,000,000	2,152,766
Commercial Mortgage Trust (d)(e)(f)
CMO IO Series 2012-CR2 Class XA
08/15/45	2.078%	2,584,748	264,926
Credit Suisse Commercial Mortgage Trust Series 2006-C2 Class A3 (d)(e)
03/15/39	5.857%	1,300,000	1,365,907
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C3 Class AM (e)
07/15/37	4.730%	1,000,000	1,021,046

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
DBRR Trust (a)(d)(e)
CMO Series 2011-C32 Class A3X1
06/17/49	2.015%	$6,000,000	$252,526
Series 2013-EZ2 Class A
02/25/45	0.853%	582,039	581,493
Series 2013-EZ3 Class A
12/18/49	1.636%	2,545,164	2,558,287
GE Capital Commercial Mortgage Corp. (d)(e)
Series 2005-C1 Class AJ
06/10/48	4.826%	1,700,000	1,725,344
Series 2005-C1 Class B
06/10/48	4.846%	800,000	816,121
GS Mortgage Securities Corp. II (a)(e)
Series 2012-ALOH Class A
04/10/34	3.551%	2,000,000	2,056,260
Series 2013-KING Class A
12/10/27	2.706%	1,014,511	1,021,201
GS Mortgage Securities Corp. Trust (a)(d)(e)(f)
CMO IO Series 2006-GG8 Class X
11/10/39	0.779%	19,817,356	186,719
GS Mortgage Securities Corp. Trust (a)(e)
Series 2013-NYC5 Class A
01/10/30	2.318%	1,222,000	1,229,600
Greenwich Capital Commercial Funding Corp. (d)(e)
Series 2006-GG7 Class A4
07/10/38	6.014%	2,901,548	3,079,474
Series 2006-GG7 Class AM
07/10/38	6.014%	300,000	320,423
JPMorgan Chase Commercial Mortgage Securities Trust (a)(d)(e)(f)
CMO IO Series 2010-C2 Class XA
11/15/43	2.033%	9,741,699	614,419
JPMorgan Chase Commercial Mortgage Securities Trust (d)(e)
Series 2005-CB11 Class AJ
08/12/37	5.560%	1,000,000	1,018,545
Series 2006-LDP9 Class A3SF
05/15/47	0.309%	388,155	387,586
JPMorgan Chase Commercial Mortgage Securities Trust (d)(e)(f) CMO IO Series 2006-CB15 Class X1
06/12/43	0.410%	68,357,652	312,600
JPMorgan Chase Commercial Mortgage Securities Trust (e)
Series 2006-CB16 Class A4
05/12/45	5.552%	969,954	1,027,031
KSBA (a)(e)(f)
CMO IO Series 2012-2 Class A
08/25/38	0.841%	11,338,875	434,066
CMO IO Series 2013-2 Class A
03/25/39	1.896%	11,083,890	640,787
LB-UBS Commercial Mortgage Trust (a)(d)(e)(f)
CMO IO Series 2006-C1 Class XCL
02/15/41	0.533%	44,569,067	164,816
LB-UBS Commercial Mortgage Trust (e)
Series 2007-C1 Class AM
02/15/40	5.455%	250,000	269,780
Series 2007-C2 Class A3
02/15/40	5.430%	818,643	886,529
Ladder Capital Commercial Mortgage Trust Series 2013-GCP Class A2 (a)(e)
02/15/36	3.985%	1,535,000	1,516,250

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Merrill Lynch Mortgage Trust Series 2005-LC1 Class AJ (d)(e)
01/12/44	5.547%	$1,000,000	$1,041,615
Merrill Lynch/Countrywide Commercial Mortgage Trust (a)(d)(e)(f)
CMO IO Series 2006-4 Class XC
12/12/49	0.273%	21,630,498	239,536
Merrill Lynch/Countrywide Commercial Mortgage Trust (e)
Series 2007-9 Class A4
09/12/49	5.700%	585,000	641,187
Morgan Stanley Capital I Trust (a)(d)(e)(f)
CMO IO Series 2006-IQ12 Class X1
12/15/43	0.670%	42,488,098	390,721
CMO IO Series 2006-T21 Class X
10/12/52	0.332%	83,594,645	298,349
CMO IO Series 2007-HQ11 Class X
02/12/44	0.392%	66,472,016	268,746
Morgan Stanley Re-Remic Trust Series 2012-IO Class AXA (a)(e)
03/27/51	1.000%	1,111,875	1,114,655
NCUA Guaranteed Notes Trust Series 2010-C1 Class A2 (e)
10/29/20	2.900%	1,000,000	1,029,750
NCUA Guaranteed Notes Series 2010-C1 Class APT (e)
10/29/20	2.650%	4,793,949	4,920,989
NorthStar Mortgage Trust Series 2012-1 Class A (a)(d)(e)
08/25/29	1.355%	1,001,715	1,002,647
NorthStar (a)(d)(e)
Series 2013-1A Class A
08/25/29	2.006%	2,925,580	2,928,323
Series 2013-1A Class B
08/25/29	5.156%	1,280,000	1,292,800
ORES NPL LLC Series 2013-LV2 Class A (a)(e)
09/25/25	3.081%	1,491,750	1,491,820
RBS Commercial Funding, Inc., Trust Series 2013-SMV Class A (a)(e)
03/11/31	3.260%	797,000	773,148
RCMC LLC Series 2012-CRE1 Class A (a)(e)
11/15/44	5.623%	1,262,901	1,298,351
UBS-Barclays Commercial Mortgage Trust Series 2013-C6 Class A4 (e)
04/10/46	3.244%	857,000	847,633
VNDO Mortgage Trust (a)(e)
Series 2012-6AVE Class A
11/15/30	2.996%	1,165,409	1,145,864
Series 2013-PENN Class A
12/13/29	3.808%	3,000,000	3,143,636
WF-RBS Commercial Mortgage Trust (a)(e)
Series 2011-C3 Class A4
03/15/44	4.375%	1,200,000	1,296,106

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
WF-RBS Commercial Mortgage Trust (e)
Series 2012-C6 Class A4
04/15/45	3.440%	$960,000	$987,421
Wachovia Bank Commercial Mortgage Trust (a)(d)(e)(f)
CMO IO Series 2004-C12 Class IO
07/15/41	0.163%	28,653,492	172,981
CMO IO Series 2006-C24 Class XC
03/15/45	0.273%	126,569,931	236,433
Wachovia Bank Commercial Mortgage Trust (d)(e)
Series 2004-C11 Class A5
01/15/41	5.215%	199,064	200,345
Wells Fargo Commercial Mortgage Trust Series 2013-120B Class A (a)(d)(e)
03/18/28	2.800%	2,000,000	1,987,386
Wells Fargo Resecuritization Trust Series 2012-IO Class A (a)(e)
08/20/21	1.750%	1,555,576	1,556,276
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $94,285,886)			$94,262,418

Asset-Backed Securities - Non-Agency 6.4%
AXIS Equipment Finance Receivables II LLC Series 2013-1A Class A (a)
03/20/17	1.750%	1,249,443	1,249,372
Academic Loan Funding Trust (a)(d)
Series 2012-1A Class A1
12/27/22	0.955%	691,383	696,818
Series 2013-1A Class A
12/26/44	0.956%	2,067,080	2,066,471
Ally Auto Receivables Trust
Series 2012-1 Class A3
02/16/16	0.930%	107,532	107,620
Series 2012-3 Class A3
08/15/16	0.850%	466,906	467,719
Series 2013-2 Class A4
11/15/18	1.240%	750,000	749,793
AmeriCredit Automobile Receivables Trust
Series 2012-2 Class A3
10/11/16	1.050%	66,516	66,551
Series 2012-3 Class A3
01/09/17	0.960%	305,632	305,870
Series 2012-5 Class A3
06/08/17	0.620%	319,139	319,261
Series 2013-1 Class A2
06/08/16	0.490%	15,265	15,265
Series 2013-1 Class A3
10/10/17	0.610%	119,000	118,922
American Credit Acceptance Receivables Trust (a)
Series 2012-2 Class A
07/15/16	1.890%	82,812	82,871
Series 2012-3 Class A
11/15/16	1.640%	226,701	227,124
Series 2013-1 Class A
04/16/18	1.450%	937,518	940,452

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-2 Class A
02/15/17	1.320%	$505,919	$506,729
Series 2014-2 Class A
10/10/17	0.990%	3,025,138	3,022,206
Series 2014-2 Class B
03/10/20	2.260%	886,000	884,548
American Tower Trust I Senior Secured (a)
03/15/43	1.551%	500,000	491,821
Asset-Backed Funding Certificates Trust Series 2005-AG1 Class A4 (d)
06/25/35	5.010%	837,685	846,693
BMW Vehicle Owner Trust Series 2013-A Class A3
11/27/17	0.670%	1,985,000	1,986,041
BXG Receivables Note Trust Series 2012-A Class A (a)
12/02/27	2.660%	718,396	714,401
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1 Class A (d)
12/25/33	1.055%	699,749	656,747
CNH Equipment Trust Series 2012-A Class A3
05/15/17	0.940%	313,695	314,076
CPS Auto Receivables Trust (a)
Series 2011-B Class A
09/17/18	3.680%	677,220	690,081
Series 2011-C Class A
03/15/19	4.210%	359,831	369,195
Series 2012-A Class A
06/17/19	2.780%	201,119	204,188
Series 2012-B Class A
09/16/19	2.520%	1,279,088	1,298,337
Series 2012-C Class A
12/16/19	1.820%	695,957	701,569
Series 2012-D Class A
03/16/20	1.480%	312,758	313,520
Series 2013-A Class A
06/15/20	1.310%	485,955	484,412
Series 2013-C Class A
04/16/18	1.640%	1,778,907	1,785,262
Series 2014-C Class A
02/15/19	1.310%	2,355,000	2,348,088
Series 2014-C Class C
08/17/20	3.770%	419,000	417,572
California Republic Auto Receivables Trust Series 2012-1 Class A (a)
08/15/17	1.180%	532,078	533,034
Capital Auto Receivables Asset Trust Series 2013-3 Class A1B (d)
11/20/15	0.584%	1,219,967	1,220,769
CarFinance Capital Auto Trust (a)
Series 2013-1A Class A
07/17/17	1.650%	410,218	411,059
Series 2013-2A Class A
11/15/17	1.750%	368,667	369,828

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2014-1A Class A
12/17/18	1.460%	$673,872	$673,603
Series 2014-1A Class B
04/15/20	2.720%	375,000	375,209
Series 2014-2A Class A
11/16/20	1.440%	1,953,678	1,943,664
CarNow Auto Receivables Trust Series 2013-1A Class A (a)
10/16/17	1.160%	168,068	168,062
Carlyle Global Market Strategies Commodities Funding Ltd. Series 2014-1A Class A (a)(d)(h)
10/15/21	2.176%	2,686,667	2,686,667
Chase Funding Trust (d)
Series 2003-2 Class 2A2
02/25/33	0.715%	655,418	606,432
Series 2003-4 Class 1A5
05/25/33	5.416%	771,374	805,449
Series 2003-6 Class 1A5
11/25/34	5.285%	750,000	771,384
Concord Funding Co. LLC (a)
Series 2012-2 Class A
01/15/17	3.145%	2,600,000	2,600,000
Series 2013-1 Class A
02/15/15	2.420%	1,400,000	1,402,625
Conix Mortgage Asset Trust Series 2013-1 Class A (a)(d)(h)
12/25/47	4.704%	1,078,519	1,114,919
Credit Acceptance Auto Loan Trust (a)
Series 2012-1A Class A
09/16/19	2.200%	277,393	278,639
Series 2012-2A Class A
03/16/20	1.520%	1,210,000	1,214,064
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-CF2 Class 1A2 (a)(d)
01/25/43	5.150%	256,912	261,751
Credit Suisse Mortgage Capital Certificates CMO Series 2010-16 Class A3 (a)(d)
06/25/50	3.642%	800,000	814,575
DT Auto Owner Trust Series 2013-2A Class B (a)
06/15/17	1.780%	2,250,000	2,261,211
Deutsche Mortgage Securities, Inc. Mortgage Loan Resecuritization Trust CMO Series 2009-RS2 Class 4A1 (a)(d)
04/26/37	0.285%	13,523	13,507
Exeter Automobile Receivables Trust (a)
Series 2012-2A Class A
06/15/17	1.300%	253,500	253,852
Series 2013-1A Class A
10/16/17	1.290%	263,345	263,900
Series 2013-2A Class A
11/15/17	1.490%	1,313,107	1,317,504
Series 2014-2A Class C
12/16/19	3.260%	315,000	313,547

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Fifth Third Auto Series 2013-1 Class A3
10/16/17	0.880%	$2,094,000	$2,099,895
First Investors Auto Owner Trust (a)
Series 2012-2A Class A2
05/15/18	1.470%	286,550	287,532
Series 2013-1A Class A2
10/15/18	0.900%	320,699	321,097
Flagship Credit Auto Trust (a)
Series 2013-1 Class A
04/16/18	1.320%	933,611	934,639
Series 2013-2 Class A
01/15/19	1.940%	1,620,278	1,628,118
Series 2014-1 Class A
04/15/19	1.210%	1,413,184	1,409,593
Series 2014-1 Class B
02/18/20	2.550%	245,000	243,919
Ford Credit Auto Lease Trust
Series 2013-B Class A3
09/15/16	0.760%	2,014,000	2,017,313
Series 2013-B Class A4
10/15/16	0.960%	750,000	751,786
Fortress Opportunities Residential Transaction (a)(d)(h)
Series 2013-1A Class A1N
10/25/33	3.960%	591,064	595,011
Series 2013-1A Class AR
10/25/18	4.210%	395,242	395,538
GCAT CMO Series 2014-1 Class A1 (a)(d)
07/25/19	3.228%	2,206,633	2,208,367
GLC Trust Series 2014-A Class A (a)
07/15/21	3.000%	3,703,827	3,680,678
GMAT Trust (a)(d)
Series 2013-1A Class A
11/25/43	3.967%	1,511,073	1,519,535
Series 2014-1A Class A
02/25/44	3.721%	932,789	939,161
HLSS Servicer Advance Receivables Backed Notes (a)
Series 2013-T2 Class A2
05/16/44	1.147%	3,163,000	3,165,251
Series 2013-T7 Class AT7
11/15/46	1.981%	2,140,000	2,144,066
HLSS Servicer Advance Receivables Trust (a)
Series 2012-T2 Class A2
10/15/45	1.990%	1,460,000	1,470,122
Series 2013-T1 Class A2
01/16/46	1.495%	1,197,000	1,198,036
Series 2013-T1 Class B2
01/16/46	1.744%	435,000	434,226
Series 2014-T1 Class AT1
01/17/45	1.244%	359,000	359,368
Series 2014-T2 Class AT2
01/15/47	2.217%	554,000	557,148
Honda Auto Receivables Owner Trust
Series 2012-2 Class A3
02/16/16	0.700%	171,960	172,134

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-4 Class A3
09/18/17	0.690%	$3,437,000	$3,435,056
Series 2013-4 Class A4
02/18/20	1.040%	1,400,000	1,395,929
Huntington Auto Trust
Series 2012-1 Class A3
09/15/16	0.810%	190,193	190,460
Huntington Auto Trust (a)
Series 2011-1A Class A3
01/15/16	1.010%	14,436	14,440
Series 2011-1A Class A4
11/15/16	1.310%	800,000	802,982
Hyundai Auto Receivables Trust Series 2011-A Class A4
12/15/15	1.780%	71,680	71,779
Kondaur Mortgage Asset Trust Series 2013-1 Class A (a)(d)
08/25/52	4.458%	255,661	256,364
LV Tower 52 LLC (a)(h)
Series 2013-1 Class A
06/15/18	5.500%	2,168,760	2,162,215
Series 2013-1 Class M
06/15/18	7.500%	1,140,527	1,140,527
Lake Country Mortgage Loan Trust Series 2006-HE1 Class A3 (a)(d)
07/25/34	0.505%	227,301	226,062
MMCA Auto Owner Trust Series 2012-A Class A4 (a)
08/15/17	1.570%	1,564,895	1,574,015
Macquarie Equipment Funding Trust Series 2012-A Class A2 (a)
04/20/15	0.610%	109,767	109,780
Madison Avenue Manufactured Housing Contract Trust Series 2002-A Class M2 (d)
03/25/32	2.405%	506,865	506,581
Mid-State Capital Corp. Trust (a)
Series 2006-1 Class M1
10/15/40	6.083%	1,604,173	1,653,199
Series 2010-1 Class M
12/15/45	5.250%	1,517,321	1,572,782
NCUA Guaranteed Notes CMO Series 2010-A1 Class A (d)
12/07/20	0.504%	199,860	200,083
Nationstar Agency Advance Funding Trust (a)
Series 2013-T1A Class AT1
02/15/45	0.997%	1,343,000	1,341,738
Series 2013-T2A Class AT2
02/18/48	1.892%	396,000	385,300
New York Mortgage Trust Residential (a)(d)(h)
Series 2012-RP1A
12/25/17	4.250%	2,500,000	2,500,000
Series 2013-RP3A
09/25/18	4.850%	2,626,000	2,626,000
Nissan Auto Lease Trust Series 2013-B Class A3
06/15/16	0.750%	1,221,083	1,222,940

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Nissan Auto Receivables Owner Trust Series 2012-A Class A4
07/16/18	1.000%	$333,000	$334,466
Normandy Mortgage Loan Co. Series 2013-NPL3 Class A (a)(d)
09/16/43	4.949%	5,617,332	5,608,906
OnDeck Asset Securitization Trust LLC Series 2014-1A Class A (a)
05/17/18	3.150%	2,342,000	2,350,204
OneMain Financial Issuance Trust (a)
Series 2014-1A Class A
06/18/24	2.430%	3,390,000	3,389,932
Series 2014-1A Class B
06/18/24	3.240%	402,000	402,675
Series 2014-2A Class A
09/18/24	2.470%	4,131,000	4,132,293
Series 2014-2A Class B
09/18/24	3.020%	1,119,000	1,118,999
PFS Tax Lien Trust Series 2014-1 Class NOTE (a)
05/15/29	1.440%	769,264	769,889
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-MCW1 Class M1 (d)
10/25/34	1.092%	858,991	854,372
Progreso Receivables Funding I LLC Series 2013A Class A (a)
07/09/18	4.000%	1,500,000	1,511,250
Progreso Receivables Funding II LLC Series 2014-A Class A (a)
07/08/19	3.500%	3,000,000	3,000,000
RBSHD Trust Series 2013-1A Class A (a)(d)(h)
10/25/47	4.685%	3,546,402	3,587,810
Residential Asset Mortgage Products Trust (d)
Series 2005-EFC5 Class A3
10/25/35	0.495%	171,477	171,378
Series 2006-RZ1 Class A3
03/25/36	0.455%	1,627,934	1,586,801
SNAAC Auto Receivables Trust (a)
Series 2013-1A Class A
07/16/18	1.140%	135,940	136,013
Series 2014-1A Class A
09/17/18	1.030%	620,060	619,087
Santander Drive Auto Receivables Trust Series 2012-5 Class A3
12/15/16	0.830%	73,316	73,348
Saxon Asset Securities Trust CMO Series 2003-1 Class AF6 (d)
06/25/33	4.795%	43,422	43,914
Springleaf Funding Trust (a)
Series 2013-AA Class A
09/15/21	2.580%	8,000,000	8,056,472
Series 2013-BA Class A
01/16/23	3.920%	3,000,000	3,072,210

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2013-BA Class B
01/16/23	4.820%	$1,500,000	$1,561,725
Stanwich Mortgage Loan Trust (a)
Series 2012-NPL4 Class A
09/15/42	2.981%	374,691	374,472
Series 2013-NPL1 Class A
02/16/43	2.981%	1,204,223	1,208,673
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
CMO Series 2004-5H Class A4
12/25/33	5.540%	1,050,040	1,079,778
Structured Asset Securities Corp. Mortgage Pass-Through Certificates (d)
Series 2004-6XS Class A5B (AMBAC)
03/25/34	5.550%	731,950	758,366
Structured Asset Securities Corp. Series 2005-NC1 Class A11 (d)
02/25/35	4.592%	681,498	683,658
Trafigura Securitisation Finance PLC Series 2012-1A Class A (a)(d)
10/15/15	2.554%	2,197,000	2,213,754
Truman Capital Mortgage Loan Trust (a)(d)
Series 2014-NPL1 Class A1
07/25/34	3.228%	2,895,008	2,891,326
Series 2014-NPL2 Class A1
06/25/54	3.125%	3,738,000	3,719,157
Series 2014-NPL2 Class A2
06/25/54	4.000%	752,000	731,693
Series 2014-NPL3 Class A1
06/25/54	3.125%	3,738,000	3,723,048
Vericrest Opportunity Loan Transferee (a)(d)
CMO Series 2013-NPL4 Class A1
11/25/53	3.960%	457,329	459,259
Series 2013-NPL3 Class A1
04/25/53	4.250%	1,595,414	1,601,022
Series 2013-NPL5 Class A1
04/25/55	3.625%	1,226,552	1,226,514
Series 2013-NPL6 Class A1
03/25/54	3.625%	2,377,224	2,382,324
Series 2013-NPL7 Class A1
11/25/53	3.625%	2,030,804	2,037,231
Series 2014-NPL1 Class A1
10/27/53	3.625%	1,806,304	1,807,961
Series 2014-NPL2 Class A1
11/25/53	3.625%	1,823,245	1,827,803
Series 2014-NPL4 Class A1
04/27/54	3.125%	5,968,003	5,953,438
Series 2014-NPL5 Class A1
09/25/34	3.228%	3,645,964	3,640,495
Vericrest Opportunity Loan Transferee (a)(d)(i)
Series 2014-NPL6 Class A1
09/25/58	3.125%	5,069,000	5,062,937
Series 2014-NPL6 Class A2
09/25/58	4.250%	1,031,000	1,011,415
Westgate Resorts LLC (a)
Series 2012-1 Class A
09/20/25	4.500%	476,673	479,950
Series 2012-2A Class A
01/20/25	3.000%	811,089	817,426

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2012-3A Class A
03/20/25	2.500%	$613,827	$617,088
Total Asset-Backed Securities - Non-Agency (Cost: $187,441,176)			$188,736,146

Inflation-Indexed Bonds 0.3%
UNITED STATES 0.3%
U.S. Treasury Inflation-Indexed Bond
04/15/15	0.500%	6,046,590	6,050,841
04/15/16	0.125%	1,079,370	1,091,849
01/15/29	2.500%	1,109,690	1,354,429
Total			8,497,119
Total Inflation-Indexed Bonds (Cost: $8,559,263)			$8,497,119

U.S. Treasury Obligations 22.0%
U.S. Treasury
10/31/14	2.375%	22,000,000	22,041,490
12/31/14	2.625%	4,000,000	4,025,625
01/31/15	2.250%	24,430,000	24,607,508
02/15/15	4.000%	1,800,000	1,826,366
02/15/15	11.250%	4,200,000	4,373,905
03/31/15	2.500%	570,000	576,924
05/15/15	4.125%	8,050,000	8,253,134
04/30/16	2.625%	4,000,000	4,139,688
12/31/16	3.250%	47,450,000	50,093,107
01/31/17	3.125%	15,000,000	15,810,930
03/31/17	3.250%	5,000,000	5,293,750
08/15/17	4.750%	12,745,000	14,077,248
08/15/17	8.875%	7,215,000	8,815,828
11/15/17	4.250%	1,000,000	1,094,688
02/15/18	3.500%	6,000,000	6,435,468
08/31/18	1.500%	6,000,000	5,997,186
11/30/18	1.375%	14,000,000	13,881,868
05/15/19	3.125%	7,151,000	7,598,495
06/30/19	1.000%	1,500,000	1,448,086
02/15/20	8.500%	500,000	670,469
05/15/20	3.500%	8,000,000	8,670,000
08/15/20	2.625%	5,650,000	5,840,687
08/15/20	8.750%	28,500,000	39,236,491
08/31/20	2.125%	4,000,000	4,021,248
11/15/20	2.625%	2,900,000	2,990,625
02/15/21	3.625%	6,600,000	7,200,191
05/15/21	3.125%	7,000,000	7,417,816
08/15/21	2.125%	36,500,000	36,317,500
02/15/22	2.000%	1,000,000	982,188
02/15/27	6.625%	1,000,000	1,416,719
08/15/27	6.375%	2,500,000	3,497,265
08/15/28	5.500%	14,700,000	19,293,750
02/15/29	5.250%	720,000	927,000
08/15/29	6.125%	5,250,000	7,355,743
02/15/31	5.375%	1,800,000	2,382,469
02/15/36	4.500%	11,100,000	13,699,831
02/15/37	4.750%	3,500,000	4,471,250
05/15/37	5.000%	11,900,000	15,702,419
02/15/38	4.375%	5,900,000	7,162,045
05/15/38	4.500%	3,100,000	3,832,859

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
U.S. Treasury (c)
STRIPS
08/15/16	0.000%	$6,000,000	$5,932,854
11/15/16	0.000%	6,000,000	5,911,116
08/15/19	0.000%	2,000,000	1,827,442
02/15/20	0.000%	6,900,000	6,204,659
05/15/20	0.000%	32,061,000	28,582,734
08/15/20	0.000%	11,000,000	9,719,611
02/15/21	0.000%	28,185,000	24,509,225
05/15/21	0.000%	16,800,000	14,463,641
08/15/21	0.000%	8,250,000	7,039,651
11/15/21	0.000%	9,400,000	7,953,190
02/15/22	0.000%	3,790,000	3,178,855
05/15/22	0.000%	2,850,000	2,369,430
08/15/22	0.000%	2,500,000	2,060,440
11/15/22	0.000%	3,750,000	3,061,897
02/15/23	0.000%	20,665,000	16,714,162
05/15/23	0.000%	9,500,000	7,613,471
08/15/23	0.000%	1,500,000	1,192,085
11/15/23	0.000%	1,300,000	1,024,625
08/15/24	0.000%	1,000,000	767,384
11/15/24	0.000%	1,500,000	1,140,305
02/15/25	0.000%	1,000,000	752,951
02/15/26	0.000%	500,000	362,515
08/15/26	0.000%	1,452,000	1,031,909
11/15/26	0.000%	9,000,000	6,338,547
02/15/27	0.000%	15,200,000	10,600,161
08/15/27	0.000%	4,200,000	2,872,573
11/15/27	0.000%	13,200,000	8,932,229
02/15/28	0.000%	7,250,000	4,858,377
05/15/28	0.000%	1,000,000	663,653
08/15/28	0.000%	500,000	328,710
11/15/28	0.000%	1,700,000	1,106,809
02/15/29	0.000%	7,665,000	4,939,334
08/15/29	0.000%	6,400,000	4,046,458
11/15/29	0.000%	2,600,000	1,627,613
02/15/30	0.000%	7,650,000	4,744,813
05/15/30	0.000%	7,000,000	4,305,749
08/15/30	0.000%	6,250,000	3,806,300
11/15/30	0.000%	4,950,000	2,990,894
02/15/31	0.000%	6,600,000	3,946,952
05/15/31	0.000%	4,700,000	2,785,540
08/15/31	0.000%	3,800,000	2,230,596
11/15/31	0.000%	6,640,000	3,863,119
02/15/32	0.000%	6,875,000	3,961,891
05/15/32	0.000%	9,000,000	5,137,470
11/15/32	0.000%	5,450,000	3,054,289
02/15/33	0.000%	5,850,000	3,248,552
05/15/33	0.000%	5,425,000	2,986,343
08/15/33	0.000%	4,000,000	2,181,292
11/15/33	0.000%	7,400,000	4,000,100
02/15/34	0.000%	2,400,000	1,285,711
05/15/34	0.000%	400,000	212,422
08/15/34	0.000%	2,375,000	1,250,029
11/15/34	0.000%	1,850,000	964,919
02/15/35	0.000%	2,210,000	1,142,146

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
05/15/35	0.000%	$3,050,000	$1,561,960
Total U.S. Treasury Obligations (Cost: $641,071,244)			$652,869,562

U.S. Government & Agency Obligations 4.5%
Federal Farm Credit Banks
11/15/18	5.125%	2,664,000	3,038,204
Federal Home Loan Banks
10/24/29	4.000%	1,600,000	1,717,710
07/15/36	5.500%	2,000,000	2,592,368
Federal Home Loan Mortgage Corp.
11/17/17	5.125%	30,000,000	33,522,360
Federal National Mortgage Association
05/11/17	5.000%	2,700,000	2,980,481
Federal National Mortgage Association (c)
06/01/17	0.000%	10,000,000	9,675,100
STRIPS
11/15/21	0.000%	1,310,000	1,087,897
05/15/30	0.000%	3,750,000	2,136,439
Financing Corp. (c)
04/05/19	0.000%	1,000,000	915,477
STRIPS
05/11/18	0.000%	3,600,000	3,390,419
Israel Government AID Bond
U.S. Government Guaranteed
09/18/33	5.500%	1,000,000	1,273,136
Israel Government AID Bond (c)
U.S. Government Guaranteed
02/15/22	0.000%	3,500,000	2,863,305
11/01/24	0.000%	1,850,000	1,349,520
Private Export Funding Corp.
05/15/22	2.800%	1,500,000	1,507,967
Residual Funding Corp. (c)
STRIPS
10/15/19	0.000%	14,600,000	13,153,753
10/15/20	0.000%	7,500,000	6,507,307
01/15/21	0.000%	2,000,000	1,720,140
STRIPS Senior Unsecured
07/15/20	0.000%	33,200,000	29,103,718
Tennessee Valley Authority
Senior Unsecured
07/18/17	5.500%	6,000,000	6,724,824
04/01/36	5.880%	500,000	651,972
09/15/39	5.250%	2,370,000	2,878,073
Tennessee Valley Authority (c)
STRIPS
11/01/25	0.000%	8,500,000	5,839,942
06/15/35	0.000%	750,000	329,235
Total U.S. Government & Agency Obligations (Cost: $134,422,721)			$134,959,347

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations(j) 1.9%

AUSTRALIA 0.1%
Australia and New Zealand Banking Group Ltd. (a)
11/23/16	2.400%	$1,119,000	$1,151,503
Commonwealth Bank of Australia (a)
03/16/17	2.250%	325,000	333,113
National Australia Bank Ltd. (a)
06/20/17	2.000%	875,000	890,200
Westpac Banking Corp. (a)
11/28/16	2.450%	600,000	618,236
05/30/18	1.375%	600,000	591,366
Total			3,584,418

BRAZIL 0.1%
Brazilian Government International Bond Senior Unsecured
01/07/25	4.250%	744,000	736,560
Petrobras International Finance Co. SA
03/15/19	7.875%	790,000	905,798
01/27/21	5.375%	630,000	638,719
01/27/41	6.750%	575,000	590,525
Total			2,871,602

CANADA 0.6%
Bank of Montreal (a)
10/31/14	1.300%	1,037,000	1,037,810
CDP Financial, Inc. (a)
11/25/19	4.400%	1,000,000	1,098,872
Caisse Centrale Desjardins (a)
03/24/16	2.550%	1,452,000	1,491,808
Hydro-Quebec
02/01/21	9.400%	750,000	1,016,456
01/15/22	8.400%	1,295,000	1,693,456
Province of Ontario
Senior Unsecured
05/26/15	0.950%	2,715,000	2,727,633
06/16/15	2.700%	1,840,000	1,871,747
Province of Quebec
01/30/26	6.350%	440,000	551,361
Royal Bank of Canada
09/19/17	1.200%	3,820,000	3,799,693
10/01/18	2.000%	1,761,000	1,767,774
Total			17,056,610

CHINA 0.1%
Sinopec Group Overseas Development 2013 Ltd. (a)
10/17/23	4.375%	1,362,000	1,396,697
State Grid Overseas Investment 2013 Ltd. (a)
05/22/18	1.750%	377,000	369,227
Total			1,765,924

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)

COLOMBIA —%
Ecopetrol SA Senior Unsecured
01/16/25	4.125%	$300,000	$290,250

FRANCE —%
Electricite de France SA Senior Unsecured (a)
01/22/19	2.150%	674,000	672,122

ISRAEL 0.4%
Israel Government AID Bond (c)
U.S. Government Guaranteed
11/15/19	0.000%	1,501,000	1,340,180
02/15/20	0.000%	6,000,000	5,308,944
08/15/20	0.000%	2,500,000	2,169,757
02/15/25	0.000%	2,250,000	1,621,300
11/15/26	0.000%	1,500,000	995,924
Total			11,436,105
MEXICO 0.2%
Mexico Government International Bond
Senior Unsecured
01/21/21	3.500%	4,305,000	4,362,713
03/08/44	4.750%	1,090,000	1,081,825
10/12/10	5.750%	458,000	472,885
Total			5,917,423

NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	1,868,000	1,956,973
03/17/44	7.250%	760,000	821,286
Total			2,778,259
NORWAY 0.1%
Statoil ASA
01/15/18	6.700%	50,000	57,935
04/15/19	5.250%	880,000	991,295
01/15/24	2.650%	1,750,000	1,674,841
09/23/27	7.250%	400,000	543,866
Total			3,267,937

POLAND —%
Poland Government International Bond Senior Unsecured
01/22/24	4.000%	1,178,000	1,216,285

SOUTH AFRICA 0.1%
South Africa Government International Bond
Senior Unsecured
09/16/25	5.875%	459,000	503,753
07/24/44	5.375%	1,006,000	998,455
Total			1,502,208

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (j) (continued)

SWEDEN —%
Stadshypotek AB (a)
10/02/19	1.875%	$1,500,000	$1,475,012

TURKEY —%
Turkey Government International Bond Senior Unsecured
03/22/24	5.750%	353,000	375,063

UNITED KINGDOM 0.1%
Barclays Bank PLC (a)
09/21/15	2.500%	1,600,000	1,630,401
05/10/17	2.250%	343,000	351,366
Total			1,981,767

Total Foreign Government Obligations (Cost: $55,800,322)			$56,190,985

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.2%

California —%
City of Los Angeles Department of Airports Revenue Bonds Build America Bonds Series 2009
05/15/39	6.582%	$420,000	$520,090
State of California Unlimited General Obligation Bonds Build America Bonds Series 2009
10/01/39	7.300%	295,000	411,578
Total			931,668
District of Columbia —%
District of Columbia Water & Sewer Authority Taxable Revenue Bonds Subordinated Lien Series 2014-A
10/01/14	4.814%	411,000	422,611

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

New York 0.1%
New York State Dormitory Authority Revenue Bonds Build America Bonds Series 2010
03/15/40	5.600%	$415,000	$497,929
Port Authority of New York & New Jersey Revenue Bonds Taxable Consolidated 160th Series 2010
11/01/40	5.647%	835,000	1,004,063
Total			1,501,992
Ohio 0.1%
American Municipal Power, Inc. Revenue Bonds Build America Bonds Series 2010
02/15/50	7.499%	1,265,000	1,787,407
Ohio State University (The) Revenue Bonds Taxable Series 2011A
06/01/11	4.800%	1,514,000	1,598,103
Total			3,385,510
Total Municipal Bonds (Cost: $5,403,501)			$6,241,781

		Shares	Value

Money Market Funds 3.4%

Columbia Short-Term Cash Fund, 0.093% (k)(l)		101,380,716	$101,380,716

Total Money Market Funds (Cost: $101,380,716)			$101,380,716

Total Investments
(Cost: $2,909,183,488) (m)			$2,964,583,464(n)
Other Assets & Liabilities, Net			2,906,546

Net Assets			$2,967,490,010

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $375,173,377 or 12.64% of net assets.

(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)	Zero coupon bond.
(d)	Variable rate security.
(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(g)	Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $25,292,542, which represents 0.85% of net assets. Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
AJAX Mortgage Loan Trust
CMO Series 2013-A Class A
02/25/51 3.500%	1-28-2013	2,438,912
AJAX Mortgage Loan Trust
CMO Series 2013-B Class A1
03/25/52 3.750%	3-20-2013	1,564,053
AJAX Mortgage Loan Trust
CMO Series 2013-C Class A
03/25/35 4.500%	11-15-2013	1,869,756
Carlyle Global Market Strategies Commodities Funding Ltd.
Series 2014-1A Class A
10/15/21 2.176%	5-22-2014	2,686,667
Conix Mortgage Asset Trust
Series 2013-1 Class A
12/25/47 4.704%	5-16-2013	1,078,519
Fortress Opportunities Residential Transaction
Series 2013-1A Class A1N
10/25/33 3.960%	11-8-2013	591,005
Fortress Opportunities Residential Transaction
Series 2013-1A Class AR
10/25/18 4.210%	11-8-2013	395,217
Homeowner Assistance Program Reverse Mortgage Loan Trust
CMO Series 2013-RM1 Class A
05/26/53 4.000%	5-3-2013	2,610,163
LV Tower 52 LLC
Series 2013-1 Class A
06/15/18 5.500%	6-19-2013	2,168,760
LV Tower 52 LLC
Series 2013-1 Class M
06/15/18 7.500%	10-8-2013	1,140,527
New York Mortgage Trust Residential
Series 2012-RP1A
12/25/17 4.250%	12-27-2012	2,500,000
New York Mortgage Trust Residential
Series 2013-RP3A
09/25/18 4.850%	9-18-2013	2,626,000
RBSHD Trust
Series 2013-1A Class A
10/25/47 4.685%	9-27-2013	3,546,402

(i)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $6,074,352, which represents 0.20% of net assets.

(j)	Principal and interest may not be guaranteed by the government.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(l)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,659,755	396,495,244	(347,774,283)	101,380,716	43,975	101,380,716

(m)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $2,909,183,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,718,000
Unrealized Depreciation	(21,318,000)
Net Unrealized Appreciation	$55,400,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	2,623,230	795,133	3,418,363
All Other Industries	—	497,101,810	—	497,101,810
Residential Mortgage-Backed Securities - Agency	—	705,228,525	1,500,938	706,729,463
Residential Mortgage-Backed Securities - Non-Agency	—	129,209,695	12,903,086	142,112,781
Commercial Mortgage-Backed Securities - Agency	—	372,082,973	—	372,082,973
Commercial Mortgage-Backed Securities - Non-Agency	—	81,959,436	12,302,982	94,262,418
Asset-Backed Securities - Non-Agency	—	129,096,905	59,639,241	188,736,146
Inflation-Indexed Bonds	—	8,497,119	—	8,497,119
U.S. Treasury Obligations	393,479,862	259,389,700	—	652,869,562
U.S. Government & Agency Obligations	—	134,959,347	—	134,959,347
Foreign Government Obligations	—	56,190,985	—	56,190,985
Municipal Bonds	—	6,241,781	—	6,241,781
Total Bonds	393,479,862	2,382,581,506	87,141,380	2,863,202,748
Mutual Funds
Money Market Funds	101,380,716	—	—	101,380,716
Total Mutual Funds	101,380,716	—	—	101,380,716
Total	494,860,578	2,382,581,506	87,141,380	2,964,583,464

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage-Backed Securities - Agency ($)	Residential Mortgage-Backed Securities - Non- Agency ($)	Commercial Mortgage-Backed Securities - Non- Agency ($)	Asset-Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2013	798,585	8,951,368	19,691,625	12,923,976	31,046,351	73,411,905
Accrued discounts/premiums	(3,108)	—	9,839	(218,911)	2,338	(209,842)
Realized gain (loss)	—	—	8,854	9,508	2,068	20,430
Change in unrealized appreciation (depreciation)(a)	14,290	—	66,863	(31,473)	188,259	237,939
Sales	(14,634)	—	(5,223,204)	(3,233,030)	(2,774,457)	(11,245,325)
Purchases	—	1,500,938	—	951,378	33,480,770	35,933,086
Transfers into Level 3	—	—	—	2,181,684	—	2,181,684
Transfers out of Level 3	—	(8,951,368)	(1,650,891)	(280,150)	(2,306,088)	(13,188,497)
Balance as of September 30, 2014	795,133	1,500,938	12,903,086	12,302,982	59,639,241	87,141,380

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $298,650, which is comprised of Corporate Bonds & Notes of $14,290, Residential Mortgage-Backed Securities — Non-Agency of $114,403, Commercial Mortgage-Backed Securities — Non-Agency of $(18,306) and Asset-Backed Securities — Non-Agency of $188,263.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate, residential, commercial and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Jennison Mid Cap Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%

CONSUMER DISCRETIONARY 16.2%
Auto Components 0.7%
Delphi Automotive PLC	78,632	$4,823,287
Hotels, Restaurants & Leisure 2.3%
Norwegian Cruise Line Holdings Ltd. (a)	147,927	5,328,330
Starwood Hotels & Resorts Worldwide, Inc.	133,451	11,104,458
Total		16,432,788
Internet & Catalog Retail 0.6%
TripAdvisor, Inc. (a)	43,885	4,011,967
Multiline Retail 2.0%
Dollar Tree, Inc. (a)	243,371	13,645,812
Specialty Retail 8.3%
GNC Holdings, Inc., Class A	202,014	7,826,022
L Brands, Inc.	151,587	10,153,297
O’Reilly Automotive, Inc. (a)	60,690	9,125,348
Ross Stores, Inc.	140,000	10,581,200
Signet Jewelers Ltd.	52,372	5,965,695
Tiffany & Co.	58,235	5,608,613
Ulta Salon Cosmetics & Fragrance, Inc. (a)	74,585	8,813,710
Total		58,073,885
Textiles, Apparel & Luxury Goods 2.3%
Burberry Group PLC ADR	100,803	4,934,307
Kate Spade & Co. (a)	125,714	3,297,478
PVH Corp.	66,409	8,045,450
Total		16,277,235
TOTAL CONSUMER DISCRETIONARY		113,264,974
CONSUMER STAPLES 6.3%
Beverages 0.6%
Constellation Brands, Inc., Class A (a)	50,534	4,404,544
Food & Staples Retailing 2.0%
Kroger Co. (The)	126,382	6,571,864
Sprouts Farmers Market, Inc. (a)	119,561	3,475,638
Whole Foods Market, Inc.	97,123	3,701,358
Total		13,748,860
Food Products 2.6%
Hain Celestial Group, Inc. (The) (a)	120,934	12,377,595

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Mead Johnson Nutrition Co.	60,002	$5,773,392
Total		18,150,987
Household Products 1.1%
Church & Dwight Co., Inc.	106,971	7,505,085
TOTAL CONSUMER STAPLES		43,809,476
ENERGY 7.4%
Energy Equipment & Services 1.8%
Cameron International Corp. (a)	135,584	9,000,066
Core Laboratories NV	24,344	3,562,744
Total		12,562,810
Oil, Gas & Consumable Fuels 5.6%
Concho Resources, Inc. (a)	89,122	11,175,008
Denbury Resources, Inc.	509,008	7,650,390
Laredo Petroleum, Inc. (a)	163,714	3,668,831
Marathon Petroleum Corp.	79,018	6,690,454
Noble Energy, Inc.	144,526	9,879,797
Total		39,064,480
TOTAL ENERGY		51,627,290
FINANCIALS 7.0%
Banks 0.8%
First Republic Bank	117,281	5,791,336
Capital Markets 0.6%
Artisan Partners Asset Management, Inc., Class A	80,747	4,202,881
Insurance 1.2%
WR Berkley Corp.	175,549	8,391,242
Real Estate Investment Trusts (REITs) 3.8%
Crown Castle International Corp.	197,775	15,926,821
MFA Financial, Inc.	518,968	4,037,571
Starwood Property Trust, Inc.	282,596	6,205,808
Total		26,170,200
Real Estate Management & Development 0.6%
CBRE Group, Inc., Class A (a)	141,477	4,207,526
TOTAL FINANCIALS		48,763,185

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 16.1%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc. (a)	22,534	$3,736,588
BioMarin Pharmaceutical, Inc. (a)	73,295	5,288,967
Incyte Corp. (a)	114,325	5,607,642
Vertex Pharmaceuticals, Inc. (a)	61,104	6,862,590
Total		21,495,787
Health Care Equipment & Supplies 1.4%
Align Technology, Inc. (a)	79,054	4,085,511
Cooper Companies, Inc. (The)	35,950	5,599,212
Total		9,684,723
Health Care Providers & Services 7.0%
Catamaran Corp. (a)	252,137	10,627,575
Centene Corp. (a)	81,336	6,727,301
Envision Healthcare Holdings, Inc. (a)	211,586	7,337,802
Henry Schein, Inc. (a)	108,910	12,684,748
Universal Health Services, Inc., Class B	111,183	11,618,623
Total		48,996,049
Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc. (a)	140,319	1,882,380
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	103,219	5,881,418
Illumina, Inc. (a)	39,292	6,440,745
Total		12,322,163
Pharmaceuticals 2.6%
Actavis PLC (a)	17,066	4,117,684
Endo International PLC (a)	65,059	4,446,132
Jazz Pharmaceuticals PLC (a)	25,663	4,120,451
Perrigo Co. PLC	37,866	5,687,095
Total		18,371,362
TOTAL HEALTH CARE		112,752,464
INDUSTRIALS 15.9%
Airlines 1.6%
Spirit Airlines, Inc. (a)	49,234	3,404,039
United Continental Holdings, Inc. (a)	163,407	7,645,813
Total		11,049,852
Commercial Services & Supplies 2.1%
Copart, Inc. (a)	155,442	4,867,666
Stericycle, Inc. (a)	82,676	9,636,715
Total		14,504,381

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)
Construction & Engineering 1.3%
Fluor Corp.	96,730	$6,460,597
Quanta Services, Inc. (a)	78,183	2,837,261
Total		9,297,858
Electrical Equipment 1.3%
AMETEK, Inc.	174,955	8,784,491
Industrial Conglomerates 1.8%
Roper Industries, Inc.	84,926	12,423,824
Machinery 3.4%
Flowserve Corp.	127,901	9,019,579
IDEX Corp.	99,378	7,191,986
Pall Corp.	86,475	7,237,957
Total		23,449,522
Professional Services 2.7%
IHS, Inc., Class A (a)	99,260	12,426,359
Towers Watson & Co.	68,222	6,788,089
Total		19,214,448
Road & Rail 0.8%
Old Dominion Freight Line, Inc. (a)	80,836	5,710,255
Trading Companies & Distributors 0.9%
WESCO International, Inc. (a)	84,668	6,626,118
TOTAL INDUSTRIALS		111,060,749
INFORMATION TECHNOLOGY 20.4%
Communications Equipment 0.9%
F5 Networks, Inc. (a)	54,853	6,513,245
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp., Class A	121,195	12,102,533
Internet Software & Services 1.0%
LinkedIn Corp., Class A (a)	31,898	6,628,085
IT Services 1.8%
Vantiv, Inc., Class A (a)	402,613	12,440,742
Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	72,716	3,598,715
Applied Materials, Inc.	180,421	3,898,898

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc.	206,206	$8,732,824
Total		16,230,437
Software 11.7%
Activision Blizzard, Inc.	313,288	6,513,257
Adobe Systems, Inc. (a)	120,911	8,365,832
Check Point Software Technologies Ltd. (a)	152,845	10,582,988
Concur Technologies, Inc. (a)	35,152	4,457,977
Electronic Arts, Inc. (a)	369,655	13,163,415
Intuit, Inc.	119,665	10,488,637
Red Hat, Inc. (a)	215,579	12,104,761
ServiceNow, Inc. (a)	109,436	6,432,648
Splunk, Inc. (a)	109,575	6,066,072
Ultimate Software Group, Inc. (The) (a)	24,833	3,514,118
Total		81,689,705
Technology Hardware, Storage & Peripherals 1.0%
SanDisk Corp.	69,632	6,820,454
TOTAL INFORMATION TECHNOLOGY		142,425,201
MATERIALS 5.9%
Chemicals 4.7%
Airgas, Inc.	65,464	7,243,591
Albemarle Corp.	114,923	6,768,965
Eastman Chemical Co.	75,800	6,131,462
Ecolab, Inc.	46,477	5,336,954
FMC Corp.	131,772	7,536,041
Total		33,017,013
Metals & Mining 1.2%
Reliance Steel & Aluminum Co.	115,936	7,930,022
TOTAL MATERIALS		40,947,035

Issuer	Shares	Value

Common Stocks (continued)

TELECOMMUNICATION SERVICES 2.8%
Wireless Telecommunication Services 2.8%
SBA Communications Corp., Class A (a)	178,799	$19,828,809
TOTAL TELECOMMUNICATION SERVICES		19,828,809
UTILITIES 0.5%
Independent Power and Renewable Electricity Producers 0.5%
Abengoa Yield PLC (a)	106,108	3,775,323
TOTAL UTILITIES		3,775,323
Total Common Stocks (Cost: $536,326,658)		$688,254,506
Total Investments
(Cost: $536,326,658)		$688,254,506(b)(c)
Other Assets & Liabilities, Net		10,632,918
Net Assets		$698,887,424

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund*	750,493	201,152,991	(201,903,484)	—	7,089	—

* Issuer was not an affiliate for the entire period ended September 30, 2014.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	113,264,974	—	—	113,264,974
Consumer Staples	43,809,476	—	—	43,809,476
Energy	51,627,290	—	—	51,627,290
Financials	48,763,185	—	—	48,763,185
Health Care	112,752,464	—	—	112,752,464
Industrials	111,060,749	—	—	111,060,749
Information Technology	142,425,201	—	—	142,425,201
Materials	40,947,035	—	—	40,947,035
Telecommunication Services	19,828,809	—	—	19,828,809
Utilities	3,775,323	—	—	3,775,323
Total Equity Securities	688,254,506	—	—	688,254,506
Total	688,254,506	—	—	688,254,506

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Loomis Sayles Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%

CONSUMER DISCRETIONARY 9.6%

Hotels, Restaurants & Leisure 2.2%

Yum! Brands, Inc.	360,150	$25,923,597

Internet & Catalog Retail 4.7%

Amazon.com, Inc. (a)	177,087	57,099,932

Specialty Retail 2.7%

Lowe’s Companies, Inc.	620,094	32,815,375
TOTAL CONSUMER DISCRETIONARY		115,838,904

CONSUMER STAPLES 16.2%

Beverages 9.3%

Coca-Cola Co. (The)	1,003,520	42,810,163
Monster Beverage Corp. (a)	470,123	43,096,175
SABMiller PLC, ADR	459,726	25,542,377
Total		111,448,715

Food Products 3.5%

Danone SA, ADR	3,100,880	41,551,792

Household Products 3.4%

Procter & Gamble Co. (The)	494,506	41,409,933
TOTAL CONSUMER STAPLES		194,410,440

ENERGY 3.2%

Energy Equipment & Services 3.2%

Schlumberger Ltd.	382,663	38,913,001
TOTAL ENERGY		38,913,001

FINANCIALS 6.0%

Capital Markets 3.7%

Greenhill & Co., Inc.	210,955	9,807,298
SEI Investments Co.	937,095	33,885,355
Total		43,692,653

Consumer Finance 2.3%

American Express Co.	319,906	28,004,571
TOTAL FINANCIALS		71,697,224

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE 14.6%

Biotechnology 2.7%

Amgen, Inc.	229,272	$32,203,545

Health Care Equipment & Supplies 4.6%

Varian Medical Systems, Inc. (a)	397,977	31,885,917
Zimmer Holdings, Inc.	233,621	23,490,592
Total		55,376,509

Pharmaceuticals 7.3%

Merck & Co., Inc.	345,766	20,497,008
Novartis AG, ADR	428,869	40,369,439
Novo Nordisk A/S, ADR	583,321	27,777,746
Total		88,644,193
TOTAL HEALTH CARE		176,224,247

INDUSTRIALS 6.0%

Air Freight & Logistics 6.0%

Expeditors International of Washington, Inc.	879,319	35,682,765
United Parcel Service, Inc., Class B	375,353	36,893,446
Total		72,576,211
TOTAL INDUSTRIALS		72,576,211

INFORMATION TECHNOLOGY 42.5%

Communications Equipment 9.1%

Cisco Systems, Inc.	2,519,333	63,411,612
QUALCOMM, Inc.	613,312	45,857,338
Total		109,268,950

Internet Software & Services 13.2%

Alibaba Group Holding Ltd., ADR (a)	270,503	24,034,192
Facebook, Inc., Class A (a)	873,081	69,008,322
Google, Inc., Class A (a)	56,998	33,538,193
Google, Inc., Class C (a)	56,998	32,908,365
Total		159,489,072

IT Services 5.5%

Automatic Data Processing, Inc.	145,708	12,105,421
Visa, Inc., Class A	252,525	53,881,259
Total		65,986,680

Semiconductors & Semiconductor Equipment 3.0%

Altera Corp.	82,612	2,955,857
Analog Devices, Inc.	98,795	4,889,365
ARM Holdings PLC, ADR	644,041	28,138,151
Total		35,983,373

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)

Software 11.7%

Autodesk, Inc. (a)	641,886	$35,367,919
Factset Research Systems, Inc.	204,102	24,804,516
Microsoft Corp.	669,250	31,026,430
Oracle Corp.	1,308,148	50,075,905
Total		141,274,770
TOTAL INFORMATION TECHNOLOGY		512,002,845

Total Common Stocks (Cost: $1,078,985,666)		$1,181,662,872

	Shares	Value

Money Market Funds 1.8%

Columbia Short-Term Cash Fund, 0.093% (b)(c)	21,194,652	$21,194,652

Total Money Market Funds (Cost: $21,194,652)		$21,194,652

Total Investments
(Cost: $1,100,180,318)		$1,202,857,524(d)
Other Assets & Liabilities, Net		631,974

Net Assets		$1,203,489,498

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,498,234	103,187,758	(98,491,340)	21,194,652	8,723	21,194,652

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	115,838,904	—	—	115,838,904
Consumer Staples	194,410,440	—	—	194,410,440
Energy	38,913,001	—	—	38,913,001
Financials	71,697,224	—	—	71,697,224
Health Care	176,224,247	—	—	176,224,247
Industrials	72,576,211	—	—	72,576,211
Information Technology	512,002,845	—	—	512,002,845
Total Equity Securities	1,181,662,872	—	—	1,181,662,872
Mutual Funds
Money Market Funds	21,194,652	—	—	21,194,652
Total Mutual Funds	21,194,652	—	—	21,194,652
Total	1,202,857,524	—	—	1,202,857,524

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – MFS Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.0%

CONSUMER DISCRETIONARY 11.0%

Auto Components 1.7%

Delphi Automotive PLC	270,458	$16,589,894
Johnson Controls, Inc.	470,889	20,719,116
Total		37,309,010

Hotels, Restaurants & Leisure 1.0%

McDonald’s Corp.	240,632	22,814,320

Leisure Products 0.6%

Hasbro, Inc.	190,573	10,480,562
Mattel, Inc.	106,446	3,262,570
Total		13,743,132

Media 4.8%

Comcast Corp.	485,000	25,947,500
Omnicom Group, Inc.	359,945	24,785,813
Time Warner, Inc.	238,315	17,923,671
Time, Inc. (a)	25,727	602,784
Viacom, Inc., Class B	210,343	16,183,790
Walt Disney Co. (The)	254,319	22,642,020
Total		108,085,578

Multiline Retail 1.7%

Kohl’s Corp.	98,244	5,995,831
Target Corp.	515,779	32,329,028
Total		38,324,859

Specialty Retail 1.2%

Advance Auto Parts, Inc.	101,456	13,219,717
Bed Bath & Beyond, Inc. (a)	83,954	5,526,692
Staples, Inc.	729,465	8,826,526
Total		27,572,935
TOTAL CONSUMER DISCRETIONARY		247,849,834

CONSUMER STAPLES 14.0%

Beverages 2.0%

Diageo PLC	1,107,281	31,936,354
Dr. Pepper Snapple Group, Inc.	203,292	13,073,709
Total		45,010,063

Food & Staples Retailing 1.9%

CVS Health Corp.	537,237	42,758,693

Food Products 4.2%

Danone SA	250,156	16,751,935
General Mills, Inc.	652,765	32,931,994
Kellogg Co.	102,084	6,288,375

Issuer	Shares	Value

Common Stocks (continued)

CONSUMER STAPLES (CONTINUED)

Food Products (continued)

Nestlé SA, Registered Shares	525,707	$38,634,748
Total		94,607,052

Household Products 0.5%

Procter & Gamble Co. (The)	143,327	12,002,203

Tobacco 5.4%

Altria Group, Inc.	257,335	11,821,970
Imperial Tobacco Group PLC	109,532	4,716,005
Lorillard, Inc.	388,327	23,264,670
Philip Morris International, Inc.	971,870	81,053,958
Total		120,856,603
TOTAL CONSUMER STAPLES		315,234,614

ENERGY 6.0%

Oil, Gas & Consumable Fuels 6.0%

Apache Corp.	118,553	11,128,570
Chevron Corp.	311,505	37,168,777
EOG Resources, Inc.	88,892	8,802,086
Exxon Mobil Corp.	517,849	48,703,698
Occidental Petroleum Corp.	317,292	30,507,626
Total		136,310,757
TOTAL ENERGY		136,310,757

FINANCIALS 25.5%

Banks 10.3%

Citigroup, Inc.	114,262	5,921,057
JPMorgan Chase & Co.	1,621,855	97,700,545
PNC Financial Services Group, Inc. (The)	188,481	16,130,204
U.S. Bancorp	895,720	37,467,968
Wells Fargo & Co.	1,440,307	74,708,724
Total		231,928,498

Capital Markets 6.4%

Bank of New York Mellon Corp. (The)	729,021	28,234,983
BlackRock, Inc.	65,331	21,449,474
Franklin Resources, Inc.	539,861	29,481,809
Goldman Sachs Group, Inc. (The)	239,359	43,939,132
State Street Corp.	289,414	21,303,764
Total		144,409,162

Diversified Financial Services 1.2%

McGraw Hill Financial, Inc.	116,988	9,879,636
Moody’s Corp.	24,040	2,271,780

Issuer	Shares	Value

Common Stocks (continued)

FINANCIALS (CONTINUED)

Diversified Financial Services (continued)

NASDAQ OMX Group, Inc. (The)	334,923	$14,207,434
Total		26,358,850

Insurance 7.6%

ACE Ltd.	233,676	24,505,602
Aon PLC	266,245	23,341,699
Chubb Corp. (The)	177,959	16,208,506
MetLife, Inc.	817,265	43,903,476
Prudential Financial, Inc.	269,563	23,705,370
Travelers Companies, Inc. (The)	420,200	39,473,588
Total		171,138,241
TOTAL FINANCIALS		573,834,751

HEALTH CARE 14.2%

Health Care Equipment & Supplies 3.9%

Abbott Laboratories	644,735	26,814,529
Covidien PLC	217,838	18,845,165
Medtronic, Inc.	427,070	26,456,986
St. Jude Medical, Inc.	248,945	14,969,063
Total		87,085,743

Health Care Providers & Services 1.0%

Express Scripts Holding Co. (a)	297,427	21,007,269
Quest Diagnostics, Inc.	37,022	2,246,495
Total		23,253,764

Life Sciences Tools & Services 1.0%

Thermo Fisher Scientific, Inc.	178,051	21,668,807

Pharmaceuticals 8.3%

Johnson & Johnson	793,898	84,621,588
Merck & Co., Inc.	405,263	24,023,991
Novartis AG, Registered Shares	81,327	7,658,432
Pfizer, Inc.	2,169,215	64,143,687
Roche Holding AG, Genusschein Shares	23,329	6,889,126
Zoetis, Inc.	19,109	706,078
Total		188,042,902
TOTAL HEALTH CARE		320,051,216

INDUSTRIALS 16.1%

Aerospace & Defense 7.2%

Honeywell International, Inc.	446,377	41,566,626
Lockheed Martin Corp.	287,543	52,557,110
Northrop Grumman Corp.	150,042	19,769,534

Issuer	Shares	Value

Common Stocks (continued)

INDUSTRIALS (CONTINUED)

Aerospace & Defense (continued)

United Technologies Corp.	465,179	$49,122,902
Total		163,016,172

Air Freight & Logistics 1.5%

United Parcel Service, Inc., Class B	348,406	34,244,826

Commercial Services & Supplies 1.0%

Tyco International Ltd.	519,709	23,163,430

Electrical Equipment 0.8%

Eaton Corp. PLC	295,065	18,698,269

Industrial Conglomerates 3.3%

3M Co.	322,776	45,730,904
Danaher Corp.	357,473	27,160,798
Total		72,891,702

Machinery 1.5%

Illinois Tool Works, Inc.	114,301	9,649,290
Pentair PLC	140,576	9,206,322
Stanley Black & Decker, Inc.	166,468	14,780,694
Total		33,636,306

Road & Rail 0.8%

Canadian National Railway Co.	242,184	17,185,377
TOTAL INDUSTRIALS		362,836,082

INFORMATION TECHNOLOGY 7.3%

IT Services 5.4%

Accenture PLC, Class A	596,349	48,495,101
Fidelity National Information Services, Inc.	189,828	10,687,316
Fiserv, Inc. (a)	231,450	14,959,771
International Business Machines Corp.	221,949	42,132,578
Western Union Co. (The)	359,332	5,763,685
Total		122,038,451

Semiconductors & Semiconductor Equipment 0.8%

Texas Instruments, Inc.	355,359	16,947,071

Software 1.1%

Oracle Corp.	660,259	25,274,715
TOTAL INFORMATION TECHNOLOGY		164,260,237

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 1.9%

Chemicals 1.4%

PPG Industries, Inc.	152,931	$30,087,645
Valspar Corp. (The)	28,145	2,223,174
Total		32,310,819

Containers & Packaging 0.5%

Crown Holdings, Inc. (a)	233,649	10,402,053
TOTAL MATERIALS		42,712,872

TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 2.2%

AT&T, Inc.	192,789	6,793,885
Verizon Communications, Inc.	846,078	42,295,439
Total		49,089,324

Wireless Telecommunication Services 0.5%

Vodafone Group PLC	3,865,181	12,736,645
TOTAL TELECOMMUNICATION SERVICES		61,825,969

UTILITIES 0.3%

Electric Utilities 0.3%

Duke Energy Corp.	103,458	7,735,555
TOTAL UTILITIES		7,735,555

Total Common Stocks (Cost: $1,559,282,985)		$2,232,651,887

Issuer	Shares	Value

Convertible Preferred Stocks 0.1%

INDUSTRIALS 0.1%

Aerospace & Defense 0.1%

United Technologies Corp., 7.500%	36,590	$2,154,785
TOTAL INDUSTRIALS		2,154,785

Total Convertible Preferred Stocks (Cost: $1,839,799)		$2,154,785

	Shares	Value

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 0.093% (b)(c)	20,814,506	$20,814,506

Total Money Market Funds (Cost: $20,814,506)		$20,814,506

Total Investments (Cost: $1,581,937,290)		$2,255,621,178(d)
Other Assets & Liabilities, Net		(933,065)

Net Assets		$2,254,688,113

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	42,875,617	159,841,771	(181,902,882)	20,814,506	17,594	20,814,506

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	247,849,834	—	—	247,849,834
Consumer Staples	223,195,571	92,039,043	—	315,234,614
Energy	136,310,757	—	—	136,310,757
Financials	573,834,751	—	—	573,834,751
Health Care	305,503,658	14,547,558	—	320,051,216
Industrials	362,836,082	—	—	362,836,082
Information Technology	164,260,237	—	—	164,260,237
Materials	42,712,872	—	—	42,712,872
Telecommunication Services	49,089,324	12,736,645	—	61,825,969
Utilities	7,735,555	—	—	7,735,555
Convertible Preferred Stocks
Industrials	2,154,785	—	—	2,154,785
Total Equity Securities	2,115,483,426	119,323,246	—	2,234,806,672
Mutual Funds
Money Market Funds	20,814,506	—	—	20,814,506
Total Mutual Funds	20,814,506	—	—	20,814,506
Total	2,136,297,932	119,323,246	—	2,255,621,178

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderate Portfolio

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 48.7%

Global Real Estate 0.6%

Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	11,055,626	$116,305,189

International 12.5%

Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	18,112,592	289,258,101
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	18,782,000	239,470,497
Variable Portfolio – DFA International Value Fund, Class 1 (a)	44,529,776	474,242,115
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	59,554,933	746,818,863
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	7,811,722	96,396,649
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	42,894,256	489,423,455
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	43,633,146	459,020,690
Total		2,794,630,370

U.S. Large Cap 28.9%

Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	55,264,905	854,395,434
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	40,637,332	799,742,691
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	32,879,817	366,281,157
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	11,273,999	382,526,793
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	15,061,582	263,427,069
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	31,214,607	569,978,723
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	25,087,936	446,816,134
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	47,233,947	837,457,890
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	42,657,741	784,475,856
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	29,264,700	542,274,895

	Shares	Value

Equity Funds (continued)

U.S. Large Cap (continued)

Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	41,310,477	$605,611,589
Total		6,452,988,231

U.S. Mid Cap 3.5%

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	2,682,321	49,971,649
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	8,853,230	157,056,306
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	13,531,989	239,922,163
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	19,036,501	330,283,287
Total		777,233,405

U.S. Small Cap 3.2%

Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	5,167,215	90,942,982
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	8,467,937	144,378,321
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	22,471,534	480,441,401
Total		715,762,704
Total Equity Funds (Cost: $7,456,200,753)		$10,856,919,899

Fixed-Income Funds 49.3%

Emerging Markets 0.6%

Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	13,640,595	129,994,872

Floating Rate 1.3%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	29,806,704	283,759,819

Global Bond 0.5%

Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	11,728,496	122,562,787

High Yield 1.5%

Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	38,193,949	342,981,664

Inflation Protected Securities 3.5%

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	84,604,865	785,133,143

Investment Grade 39.3%

Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	101,864,900	1,006,425,215

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	83,050,978	$840,475,903
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	117,588,118	1,201,750,563
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	69,820,494	726,831,341
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	135,156,516	1,469,151,331
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	132,112,762	1,424,175,578
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	98,924,370	1,019,910,253
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	107,131,309	1,087,382,782
Total		8,776,102,966

Multisector 2.6%

Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	65,055,020	570,532,527
Total Fixed-Income Funds (Cost: $10,997,939,602)		$11,011,067,778

Alternative Investment Funds 2.0%

Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	5,717,870	49,288,041

	Shares	Value

Alternative Investment Funds (continued)

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	18,450,180	$171,771,173
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	19,090,512	190,523,312
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	5,325,438	42,550,245

Total Alternative Investment Funds (Cost: $481,181,518)		$454,132,771

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.093%(a)(c)	2,091	2,091
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	17,039	17,039
Total Money Market Funds (Cost: $19,130)		$19,130

Total Investments (Cost: $18,935,341,003)		$22,322,139,578(d)
Other Assets & Liabilities, Net		(197,789)
Net Assets		$22,321,941,789

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,338	2,091	(1,338)	—	2,091	—	—	2,091
Columbia Variable Portfolio – Cash Management Fund, Class 1	17,040	—	(1)	—	17,039	—	1	17,039
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	64,000,000	—	(8,458,573)	(453,599)	55,087,828	—	—	49,288,041
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	472,584,674	169,000,000	—	—	641,584,674	—	—	854,395,434
Columbia Variable Portfolio – Core Bond Fund, Class 1	1,090,630,576	12,336,640	(109,822,874)	(1,190,347)	991,953,995	—	12,336,640	1,006,425,215
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	878,551,295	39,812,238	(29,207,089)	(2,966,309)	886,190,135	3,958,039	22,854,199	840,475,903

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	531,401,697	—	(130,369,013)	50,810,440	451,843,124	—	—	799,742,691
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	176,020,690	6,567,559	(47,818,500)	(988,017)	133,781,732	735,011	5,832,547	129,994,872
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	249,665,231	10,770,684	—	—	260,435,915	889,451	881,233	289,258,101
Columbia Variable Portfolio – Global Bond Fund, Class 1	264,942,988	5,536,823	(123,608,676)	(9,818,007)	137,053,128	5,536,823	—	122,562,787
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	409,720,089	—	(32,489,441)	(7,011,798)	370,218,850	—	—	342,981,664
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	361,527,876	—	(105,931,219)	23,090,852	278,687,509	—	—	366,281,157
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	152,831,902	169,000,000	—	—	321,831,902	—	—	382,526,793
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	1,381,879,104	54,865,722	(249,004,523)	12,822,574	1,200,562,877	24,390,418	23,475,304	1,201,750,563
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	58,711,591	12,000,000	(46,135,200)	13,168,698	37,745,089	—	—	49,971,649
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	124,235,346	—	(66,054,693)	29,474,781	87,655,434	—	—	157,056,306
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	171,297,218	11,000,000	—	—	182,297,218	—	—	171,771,173
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	150,152,972	6,000,000	(1,970,782)	661,102	154,843,292	—	—	263,427,069
Columbia Variable Portfolio – Strategic Income Fund, Class 1	507,082,780	55,117,784	(15,116,403)	1,536,045	548,620,206	6,067,882	19,049,902	570,532,527
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	744,310,989	42,910,297	(63,265,119)	290,666	724,246,833	—	13,910,296	726,831,341
Variable Portfolio – American Century Diversified Bond Fund, Class 1	1,567,918,997	34,052,741	(190,755,370)	12,395,739	1,423,612,107	1,301,597	23,751,144	1,469,151,331

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	196,129,631	15,479,151	(17,303,588)	(462,943)	193,842,251	12,341,617	3,137,534	190,523,312
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	945,219,134	—	(136,405,601)	(8,870,061)	799,943,472	—	—	785,133,143
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	211,528,843	22,137,942	(46,831,612)	13,625,304	200,460,477	16,038,424	6,099,518	239,470,497
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	103,392,739	—	(94,269,157)	44,944,832	54,068,414	—	—	90,942,982
Variable Portfolio – DFA International Value Fund, Class 1	355,121,667	83,983,889	(12,409,771)	2,792,041	429,487,826	18,890,446	11,093,443	474,242,115
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	332,701,399	16,098,731	(59,786,994)	2,488,633	291,501,769	2,788,040	13,310,691	283,759,819
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	101,317,222	—	(48,316,350)	(3,046,651)	49,954,221	—	—	42,550,245
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	398,062,918	—	(133,706,260)	53,584,000	317,940,658	—	—	569,978,723
Variable Portfolio – Invesco International Growth Fund, Class 1	562,036,042	94,475,573	(42,790,724)	13,095,438	626,816,329	54,454,345	13,021,229	746,818,863
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	1,526,374,798	40,862,285	(199,720,385)	14,976,930	1,382,493,628	1,401,629	29,460,656	1,424,175,578
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	212,334,927	—	(135,928,229)	61,584,403	137,991,101	—	—	239,922,163
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	242,486,656	—	(5,912,348)	2,538,849	239,113,157	—	—	446,816,134
Variable Portfolio – MFS Value Fund, Class 1	530,690,715	—	(136,090,581)	59,961,294	454,561,428	—	—	837,457,890
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	112,427,043	5,883,572	(43,322,385)	13,045,572	88,033,802	4,488,954	1,394,618	96,396,649
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	126,487,976	21,179,743	(36,372,431)	8,018,978	119,314,266	18,443,133	2,736,609	116,305,189
Variable Portfolio – NFJ Dividend Value Fund, Class 1	482,633,174	—	(118,058,147)	51,374,785	415,949,812	—	—	784,475,856

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	314,299,021	14,000,001	(10,429,356)	5,002,544	322,872,210	—	—	542,274,895
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	108,490,604	—	(40,573,166)	19,020,518	86,937,956	—	—	144,378,321
Variable Portfolio – Partners Small Cap Value Fund, Class 1	377,043,371	—	(142,716,148)	61,158,180	295,485,403	—	—	480,441,401
Variable Portfolio – Pyramis® International Equity Fund, Class 1	379,756,813	78,569,812	(28,998,061)	6,998,142	436,326,706	41,084,792	8,485,020	489,423,455
Variable Portfolio – Pyrford International Equity Fund, Class 1	384,491,113	68,850,484	(16,843,683)	504,405	437,002,319	217,107	9,633,376	459,020,690
Variable Portfolio – Sit Dividend Growth Fund, Class 1	366,549,128	17,999,999	(1,970,782)	712,078	383,290,423	—	—	605,611,589
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	695,516,259	341,409,219	(19,051,076)	123,076	1,017,997,478	—	6,409,219	1,019,910,253
Variable Portfolio – Victory Established Value Fund, Class 1	239,082,027	—	(117,282,471)	54,121,971	175,921,527	—	—	330,283,287
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	1,135,780,612	4,982,220	(51,663,225)	663,785	1,089,763,392	—	4,982,219	1,087,382,782
Total	19,797,438,225	1,454,885,200	(2,916,761,345)	599,778,923	18,935,341,003	213,027,708	231,855,398	22,322,139,578

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	10,856,919,899	—	—	10,856,919,899
Fixed-Income Funds	11,011,067,778	—	—	11,011,067,778
Alternative Investment Funds	454,132,771	—	—	454,132,771
Money Market Funds	19,130	—	—	19,130
Total Mutual Funds	22,322,139,578	—	—	22,322,139,578

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Aggressive Portfolio

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 64.2%

Global Real Estate 0.6%

Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	6,596,441	$69,394,562

International 16.7%

Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	12,028,046	192,087,898
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	11,206,853	142,887,379
Variable Portfolio – DFA International Value Fund, Class 1 (a)	38,753,719	412,727,105
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	44,978,391	564,029,026
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	2,073,319	25,584,761
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	33,272,891	379,643,683
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	18,812,256	197,904,931
Total		1,914,864,783

U.S. Large Cap 39.7%

Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	40,508,461	626,260,815
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	27,864,404	548,371,470
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	18,611,706	207,334,404
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	8,574,952	290,948,109
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	12,134,573	212,233,679
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	19,882,695	363,058,007
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	20,488,310	364,896,796
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	32,273,974	572,217,554
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	28,397,917	522,237,691
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	22,690,373	420,452,621

	Shares	Value

Equity Funds (continued)

U.S. Large Cap (continued)

Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	29,065,137	$426,094,915
Total		4,554,106,061

U.S. Mid Cap 3.1%

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	1,072,945	19,988,963
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	3,980,236	70,609,385
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	6,668,556	118,233,498
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	8,560,153	148,518,658
Total		357,350,504

U.S. Small Cap 4.1%

Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	2,796,810	49,223,847
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	6,208,088	105,847,906
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	14,345,115	306,698,555
Total		461,770,308
Total Equity Funds (Cost: $5,121,368,599)		$7,357,486,218

Fixed-Income Funds 33.8%

Emerging Markets 0.5%

Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	5,969,748	56,891,702

Floating Rate 1.2%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	14,833,092	141,211,038

Global Bond 0.6%

Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	6,704,636	70,063,448

High Yield 1.4%

Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	17,296,894	155,326,110

Inflation Protected Securities 2.2%

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	27,087,047	251,367,794

Investment Grade 26.0%

Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	7,249,762	71,627,652

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	42,292,254	$427,997,612
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	45,002,496	459,925,507
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	30,659,533	319,165,741
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	41,992,200	456,455,209
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	42,897,970	462,440,120
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	29,552,416	304,685,403
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	47,386,208	480,970,011
Total		2,983,267,255

Multisector 1.9%

Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	25,221,891	221,195,981
Total Fixed-Income Funds (Cost: $3,919,112,967)		$3,879,323,328

Alternative Investment Funds 2.0%

Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	3,009,117	25,938,587

	Shares	Value

Alternative Investment Funds (continued)

Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	6,728,033	$62,637,985
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	12,843,234	128,175,480
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	1,271,801	10,161,687
Total Alternative Investment Funds (Cost: $237,735,407)		$226,913,739

Money Market Funds —%

Columbia Short-Term Cash Fund, 0.093%(a)(c)	2,044	2,044
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	997	997
Total Money Market Funds (Cost: $3,041)		$3,041

Total Investments (Cost: $9,278,220,014)		$11,463,726,326(d)
Other Assets & Liabilities, Net		(135,623)
Net Assets		$11,463,590,703

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	768	2,044	(768)	—	2,044	—	—	2,044
Columbia Variable Portfolio – Cash Management Fund, Class 1	998	—	(1)	—	997	—	—	997
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	36,000,000	1,000,000	(7,615,324)	(461,985)	28,922,691	—	—	25,938,587
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	372,528,395	97,000,001	—	—	469,528,396	—	—	626,260,815
Columbia Variable Portfolio – Core Bond Fund, Class 1	140,404,793	1,083,090	(70,443,207)	(522,158)	70,522,518	—	1,083,090	71,627,652
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	478,227,086	19,653,662	(46,643,529)	(3,344,373)	447,892,846	2,015,562	11,638,100	427,997,612

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	389,600,946	—	(127,029,904)	50,524,303	313,095,345	—	—	548,371,470
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	83,603,466	3,006,044	(26,831,956)	(492,808)	59,284,746	335,933	2,670,111	56,891,702
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	181,414,469	1,175,860	(9,000,000)	797,255	174,387,584	590,658	585,201	192,087,898
Columbia Variable Portfolio – Global Bond Fund, Class 1	110,922,406	30,318,781	(60,526,946)	(5,243,457)	75,470,784	3,318,782	—	70,063,448
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	191,646,238	3,000,000	(24,492,568)	(4,049,742)	166,103,928	—	—	155,326,110
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	275,826,341	—	(146,821,719)	30,978,019	159,982,641	—	—	207,334,404
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	142,613,106	99,000,000	—	—	241,613,106	—	—	290,948,109
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	574,528,344	19,187,846	(138,538,507)	6,592,361	461,770,044	9,777,343	9,410,503	459,925,507
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	54,550,078	—	(54,551,453)	15,844,100	15,842,725	—	—	19,988,963
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	91,109,626	—	(96,733,702)	47,145,522	41,521,446	—	—	70,609,385
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	66,863,365	—	—	—	66,863,365	—	—	62,637,985
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	129,338,946	2,000,000	(7,830,156)	2,552,898	126,061,688	—	—	212,233,679
Columbia Variable Portfolio – Strategic Income Fund, Class 1	240,114,796	10,019,309	(36,796,964)	3,702,344	217,039,485	2,420,436	7,598,873	221,195,981
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	350,563,094	24,286,644	(56,277,899)	138,100	318,709,939	—	6,286,645	319,165,741
Variable Portfolio – American Century Diversified Bond Fund, Class 1	528,173,170	14,761,735	(95,875,860)	5,361,226	452,420,271	403,255	7,358,480	456,455,209
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	142,748,636	10,919,586	(22,702,669)	(541,181)	130,424,372	8,706,250	2,213,337	128,175,480

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	375,661,621	12,000,000	(126,462,839)	(7,738,767)	253,460,015	—	—	251,367,794
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	122,258,672	36,824,515	(42,932,782)	12,758,079	128,908,484	9,569,815	3,254,700	142,887,379
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	129,968,125	—	(182,644,480)	85,244,602	32,568,247	—	—	49,223,847
Variable Portfolio – DFA International Value Fund, Class 1	366,017,088	44,690,773	(43,621,855)	9,007,063	376,093,069	16,685,928	10,004,845	412,727,105
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	172,832,542	8,298,804	(37,013,596)	1,460,335	145,578,085	1,437,219	6,861,586	141,211,038
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	76,927,048	4,999,999	(65,862,380)	(4,539,688)	11,524,979	—	—	10,161,687
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	289,902,476	—	(143,451,343)	61,114,243	207,565,376	—	—	363,058,007
Variable Portfolio – Invesco International Growth Fund, Class 1	460,652,915	57,683,262	(67,407,169)	19,672,918	470,601,926	41,660,970	10,022,291	564,029,026
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	518,985,844	27,009,044	(85,885,406)	5,461,038	465,570,520	454,567	9,554,478	462,440,120
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	149,520,780	—	(145,486,733)	65,814,852	69,848,899	—	—	118,233,498
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	203,102,654	—	(8,490,468)	3,626,965	198,239,151	—	—	364,896,796
Variable Portfolio – MFS Value Fund, Class 1	394,395,138	—	(146,022,625)	66,785,501	315,158,014	—	—	572,217,554
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	66,411,429	23,479,331	(76,044,021)	14,684,305	28,531,044	1,939,620	539,710	25,584,761
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	99,386,008	14,974,595	(51,195,237)	10,161,017	73,326,383	13,039,745	1,934,850	69,394,562
Variable Portfolio – NFJ Dividend Value Fund, Class 1	351,661,907	—	(127,029,904)	57,628,314	282,260,317	—	—	522,237,691
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	262,816,769	—	(19,060,803)	9,302,855	253,058,821	—	—	420,452,621
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	116,386,108	—	(92,687,805)	42,017,289	65,715,592	—	—	105,847,906

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Partners Small Cap Value Fund, Class 1	283,750,217	—	(161,562,844)	69,013,548	191,200,921	—	—	306,698,555
Variable Portfolio – Pyramis® International Equity Fund, Class 1	351,938,296	39,366,851	(68,197,484)	17,651,269	340,758,932	32,268,136	7,098,714	379,643,683
Variable Portfolio – Pyrford International Equity Fund, Class 1	173,624,697	53,160,437	(37,763,238)	1,379,527	190,401,423	91,593	4,068,843	197,904,931
Variable Portfolio – Sit Dividend Growth Fund, Class 1	271,463,666	—	(2,830,157)	1,032,705	269,666,214	—	—	426,094,915
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	235,877,104	81,914,674	(13,988,812)	94,893	303,897,859	—	1,914,674	304,685,403
Variable Portfolio – Victory Established Value Fund, Class 1	133,541,883	8,000,000	(105,812,524)	49,703,496	85,432,855	—	—	148,518,658
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	547,354,646	2,227,117	(69,089,922)	900,086	481,391,927	—	2,227,117	480,970,011
Total	10,735,216,700	751,044,004	(2,949,257,559)	741,216,869	9,278,220,014	144,715,812	106,326,148	11,463,726,326

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	7,357,486,218	—	—	7,357,486,218
Fixed-Income Funds	3,879,323,328	—	—	3,879,323,328
Alternative Investment Funds	226,913,739	—	—	226,913,739
Money Market Funds	3,041	—	—	3,041
Total Mutual Funds	11,463,726,326	—	—	11,463,726,326

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Moderately Conservative Portfolio

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 32.9%

Global Real Estate 0.3%

Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1 (a)	1,156,707	$12,168,560

International 8.1%

Columbia Variable Portfolio – Emerging Markets Fund, Class 1 (a)	2,045,945	32,673,750
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1 (a)	2,287,866	29,170,289
Variable Portfolio – DFA International Value Fund, Class 1 (a)	4,595,659	48,943,771
Variable Portfolio – Invesco International Growth Fund, Class 1 (a)	8,539,830	107,089,465
Variable Portfolio – Mondrian International Small Cap Fund, Class 1 (a)	702,633	8,670,485
Variable Portfolio – Pyramis® International Equity Fund, Class 1 (a)	7,503,296	85,612,608
Variable Portfolio – Pyrford International Equity Fund, Class 1 (a)	7,006,972	73,713,349
Total		385,873,717

U.S. Large Cap 20.4%

Columbia Variable Portfolio – Contrarian Core Fund, Class 1 (a)(b)	7,135,289	110,311,569
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1 (a)(b)	7,425,546	146,134,744
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 (a)(b)	4,387,826	48,880,386
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1 (a)(b)	1,803,255	61,184,453
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1 (a)(b)	2,290,143	40,054,591
Variable Portfolio – Holland Large Cap Growth Fund, Class 1 (a)(b)	4,539,834	82,897,369
Variable Portfolio – Loomis Sayles Growth Fund, Class 1 (a)(b)	4,815,687	85,767,382
Variable Portfolio – MFS Value Fund, Class 1 (a)(b)	7,162,964	126,999,354
Variable Portfolio – NFJ Dividend Value Fund, Class 1 (a)(b)	5,667,138	104,218,665
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1 (a)(b)	4,105,163	76,068,663
Variable Portfolio – Sit Dividend Growth Fund, Class 1 (a)(b)	6,326,825	92,751,259
Total		975,268,435

U.S. Mid Cap 1.9%

Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1 (a)(b)	190,855	3,555,636

	Shares	Value

Equity Funds (continued)

U.S. Mid Cap (continued)

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1 (a)(b)	1,287,981	$22,848,778
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1 (a)(b)	1,692,082	30,000,621
Variable Portfolio – Victory Established Value Fund, Class 1 (a)(b)	2,067,767	35,875,749
Total		92,280,784

U.S. Small Cap 2.2%

Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1 (a)(b)	930,993	16,385,475
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 (a)(b)	1,722,257	29,364,481
Variable Portfolio – Partners Small Cap Value Fund, Class 1 (a)(b)	2,834,084	60,592,717
Total		106,342,673
Total Equity Funds (Cost: $1,158,389,522)		$1,571,934,169

Fixed-Income Funds 65.2%

Emerging Markets 0.3%

Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1 (a)	1,511,524	14,404,822

Floating Rate 0.8%

Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1 (a)	4,088,045	38,918,184

Global Bond 0.5%

Columbia Variable Portfolio – Global Bond Fund, Class 1 (a)(b)	2,243,270	23,442,172

High Yield 0.8%

Columbia Variable Portfolio – Income Opportunities Fund, Class 1 (a)(b)	4,550,279	40,861,510

Inflation Protected Securities 4.2%

Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1 (a)(b)	21,893,171	203,168,625

Investment Grade 56.2%

Columbia Variable Portfolio – Core Bond Fund, Class 1 (a)	32,156,338	317,704,620
Columbia Variable Portfolio – Diversified Bond Fund, Class 1 (a)	21,072,550	213,254,209
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 (a)	34,791,508	355,569,213
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 (a)	23,642,762	246,121,156
Variable Portfolio – American Century Diversified Bond Fund, Class 1 (a)	41,911,047	455,573,080

	Shares	Value

Fixed-Income Funds (continued)

Investment Grade (continued)

Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1 (a)	41,403,016	$446,324,507
Variable Portfolio – TCW Core Plus Bond Fund, Class 1 (a)	31,222,933	321,908,443
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1 (a)	32,593,178	330,820,752
Total		2,687,275,980

Multisector 2.4%

Columbia Variable Portfolio – Strategic Income Fund, Class 1 (a)	12,918,047	113,291,273
Total Fixed-Income Funds (Cost: $3,121,172,857)		$3,121,362,566

Alternative Investment Funds 1.8%

Columbia Variable Portfolio – Commodity Strategy Fund, Class 1(a)(b)	583,199	5,027,175
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1 (a)(b)	5,498,897	51,194,732

	Shares	Value

Alternative Investment Funds (continued)

Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1(a)	3,022,576	$30,165,310
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1(a)(b)	184,338	1,472,860
Total Alternative Investment Funds (Cost: $92,320,764)		$87,860,077

Money Market Funds 0.1%

Columbia Short-Term Cash Fund, 0.093%(a)(c)	2,036	2,036
Columbia Variable Portfolio – Cash Management Fund, Class 1, 0.010%(a)(c)	3,975,903	3,975,903
Total Money Market Funds (Cost: $3,977,939)		$3,977,939

Total Investments (Cost: $4,375,861,082)		$4,785,134,751(d)
Other Assets & Liabilities, Net		(78,343)
Net Assets		$4,785,056,408

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	376	2,036	(376)	—	2,036	—	—	2,036
Columbia Variable Portfolio – Cash Management Fund, Class 1	94,869,775	2,003,083	(92,896,955)	—	3,975,903	—	3,059	3,975,903
Columbia Variable Portfolio – Commodity Strategy Fund, Class 1	10,000,000	—	(4,243,103)	(155,002)	5,601,895	—	—	5,027,175
Columbia Variable Portfolio – Contrarian Core Fund, Class 1	69,654,420	32,000,000	(26,000,000)	9,175,624	84,830,044	—	—	110,311,569
Columbia Variable Portfolio – Core Bond Fund, Class 1	357,741,059	3,951,880	(49,736,799)	23,219	311,979,359	—	3,951,879	317,704,620
Columbia Variable Portfolio – Diversified Bond Fund, Class 1	228,073,009	6,803,077	(7,533,977)	(732,794)	226,609,315	1,004,275	5,798,803	213,254,209
Columbia Variable Portfolio – Dividend Opportunity Fund, Class 1	111,694,650	—	(33,603,156)	13,542,960	91,634,454	—	—	146,134,744
Columbia Variable Portfolio – Emerging Markets Bond Fund, Class 1	24,669,296	5,746,733	(15,321,661)	(500,751)	14,593,617	86,617	660,115	14,404,822
Columbia Variable Portfolio – Emerging Markets Fund, Class 1	29,653,351	200,011	—	—	29,853,362	100,470	99,541	32,673,750

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Columbia Variable Portfolio – Global Bond Fund, Class 1	50,343,774	17,154,969	(42,748,703)	(187,425)	24,562,615	1,154,969	—	23,442,172
Columbia Variable Portfolio – Income Opportunities Fund, Class 1	59,727,810	—	(19,751,512)	(1,356,585)	38,619,713	—	—	40,861,510
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1	67,588,609	—	(38,402,171)	8,109,654	37,296,092	—	—	48,880,386
Columbia Variable Portfolio – Large Core Quantitative Fund, Class 1	19,503,303	37,000,000	(5,000,000)	742,138	52,245,441	—	—	61,184,453
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1	425,781,113	14,291,729	(88,570,479)	4,560,242	356,062,605	7,282,482	7,009,248	355,569,213
Columbia Variable Portfolio – Mid Cap Growth Opportunity Fund, Class 1	13,550,153	7,000,000	(20,327,099)	3,273,417	3,496,471	—	—	3,555,636
Columbia Variable Portfolio – Mid Cap Value Opportunity Fund, Class 1	15,396,715	19,999,999	(15,431,382)	1,447,849	21,413,181	—	—	22,848,778
Columbia Variable Portfolio – Multi-Strategy Alternatives Fund, Class 1	59,601,634	—	(5,000,001)	(341,880)	54,259,753	—	—	51,194,732
Columbia Variable Portfolio – Select Large-Cap Value Fund, Class 1	26,398,858	—	—	—	26,398,858	—	—	40,054,591
Columbia Variable Portfolio – Strategic Income Fund, Class 1	113,407,651	5,035,675	(4,667,700)	466,970	114,242,596	1,216,504	3,819,170	113,291,273
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1	286,693,631	14,864,348	(55,913,301)	230,180	245,874,858	—	4,864,349	246,121,156
Variable Portfolio – American Century Diversified Bond Fund, Class 1	493,166,104	25,859,355	(75,620,422)	4,162,237	447,567,274	408,327	7,451,028	455,573,080
Variable Portfolio – AQR Managed Futures Strategy Fund, Class 1	32,695,770	2,464,401	(4,237,849)	(89,219)	30,833,103	1,964,881	499,520	30,165,310
Variable Portfolio – BlackRock Global Inflation-Protected Securities Fund, Class 1	276,214,097	4,000,001	(70,586,888)	(4,802,803)	204,824,407	—	—	203,168,625
Variable Portfolio – Columbia Wanger International Equities Fund, Class 1	28,973,975	2,682,854	(8,036,560)	1,850,336	25,470,605	1,953,666	729,187	29,170,289
Variable Portfolio – Columbia Wanger U.S. Equities Fund, Class 1	35,424,240	5,000,000	(25,452,791)	1,588,345	16,559,794	—	—	16,385,475
Variable Portfolio – DFA International Value Fund, Class 1	42,506,616	5,085,415	(9,247,592)	2,233,727	40,578,166	1,920,522	1,164,894	48,943,771
Variable Portfolio – Eaton Vance Floating-Rate Income Fund, Class 1	55,841,649	6,418,246	(21,818,744)	(210,279)	40,230,872	418,801	1,999,445	38,918,184

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends - Affiliated Issuers ($)	Value ($)
Variable Portfolio – Goldman Sachs Commodity Strategy Fund, Class 1	12,231,130	2,000,001	(13,116,067)	510,949	1,626,013	—	—	1,472,860
Variable Portfolio – Holland Large Cap Growth Fund, Class 1	76,490,002	—	(46,821,308)	20,353,885	50,022,579	—	—	82,897,369
Variable Portfolio – Invesco International Growth Fund, Class 1	92,015,952	12,678,197	(18,513,141)	5,752,139	91,933,147	7,778,938	1,899,259	107,089,465
Variable Portfolio – J.P. Morgan Core Bond Fund, Class 1	472,391,522	41,918,748	(77,661,828)	4,856,469	441,504,911	450,466	9,468,283	446,324,507
Variable Portfolio – Jennison Mid Cap Growth Fund, Class 1	47,034,471	7,999,999	(40,187,626)	13,468,927	28,315,771	—	—	30,000,621
Variable Portfolio – Loomis Sayles Growth Fund, Class 1	61,334,968	—	(1,506,796)	642,273	60,470,445	—	—	85,767,382
Variable Portfolio – MFS Value Fund, Class 1	95,415,427	—	(41,009,341)	18,789,552	73,195,638	—	—	126,999,354
Variable Portfolio – Mondrian International Small Cap Fund, Class 1	22,189,595	620,046	(18,285,101)	3,535,146	8,059,686	444,955	175,092	8,670,485
Variable Portfolio – Morgan Stanley Global Real Estate Fund, Class 1	15,015,555	7,352,036	(9,285,101)	362,301	13,444,791	2,048,132	303,904	12,168,560
Variable Portfolio – NFJ Dividend Value Fund, Class 1	77,593,518	—	(34,977,969)	15,657,532	58,273,081	—	—	104,218,665
Variable Portfolio – Nuveen Winslow Large Cap Growth Fund, Class 1	61,551,871	2,999,999	(21,971,616)	7,176,494	49,756,748	—	—	76,068,663
Variable Portfolio – Partners Small Cap Growth Fund, Class 1	22,849,756	—	(7,486,390)	3,291,185	18,654,551	—	—	29,364,481
Variable Portfolio – Partners Small Cap Value Fund, Class 1	57,048,022	—	(32,120,919)	14,189,165	39,116,268	—	—	60,592,717
Variable Portfolio – Pyramis® International Equity Fund, Class 1	76,058,194	8,541,781	(11,862,087)	3,430,705	76,168,593	7,009,887	1,531,895	85,612,608
Variable Portfolio – Pyrford International Equity Fund, Class 1	78,077,096	1,700,538	(11,036,560)	288,394	69,029,468	36,778	1,663,760	73,713,349
Variable Portfolio – Sit Dividend Growth Fund, Class 1	72,920,320	—	(22,000,000)	8,743,309	59,663,629	—	—	92,751,259
Variable Portfolio – TCW Core Plus Bond Fund, Class 1	216,867,975	117,022,905	(10,942,451)	3,201	322,951,630	—	2,022,905	321,908,443
Variable Portfolio – Victory Established Value Fund, Class 1	55,956,963	—	(34,372,792)	10,924,488	32,508,659	—	—	35,875,749
Variable Portfolio – Wells Fargo Short Duration Government Fund, Class 1	394,339,986	4,515,769	(68,204,183)	897,513	331,549,085	—	1,515,769	330,820,752
Total	5,036,553,961	424,913,831	(1,261,510,497)	175,903,787	4,375,861,082	35,280,670	56,631,105	4,785,134,751

(b)	Non-income producing.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	1,571,934,169	—	—	1,571,934,169
Fixed-Income Funds	3,121,362,566	—	—	3,121,362,566
Alternative Investment Funds	87,860,077	—	—	87,860,077
Money Market Funds	3,977,939	—	—	3,977,939
Total Mutual Funds	4,785,134,751	—	—	4,785,134,751

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Mondrian International Small Cap Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.2%
AUSTRALIA 4.7%
Charter Hall Retail REIT	1,810,645	$6,019,400
Invocare Ltd.	335,916	3,218,277
Pact Group Holdings Ltd.	1,356,541	4,696,200
Shopping Centres Australasia Property Group	2,879,501	4,232,344
Total		18,166,221
CANADA 4.5%
CAE, Inc.	322,524	3,910,778
Morguard Real Estate Investment Trust	94,200	1,559,416
Northern Property Real Estate Investment Trust	154,800	3,886,759
Pason Systems Corp.	180,050	5,033,587
Ritchie Bros. Auctioneers, Inc.	121,000	2,712,898
Total		17,103,438
DENMARK 2.8%
Christian Hansen Holding A/S	274,069	10,593,432
FRANCE 9.3%
Boiron SA	62,293	5,205,407
Euler Hermes Group	14,801	1,579,809
Gaztransport Et Technigaz SA	126,613	7,490,588
Ingenico	43,570	4,449,582
Korian-Medica	143,654	5,422,506
LISI Group	129,850	3,772,163
Neopost SA	15,309	1,125,994
Rubis SCA	116,857	6,731,540
Total		35,777,589
GERMANY 12.5%
Bilfinger SE	19,317	1,225,041
Duerr AG	45,761	3,320,816
ElringKlinger AG	119,126	3,510,273
Fielmann AG	58,462	3,581,946
MTU Aero Engines AG	104,085	8,855,390
Norma Group SE	149,968	6,249,536
QIAGEN NV (a)	143,060	3,241,022
Rational AG	9,163	2,723,489
Stabilus SA (a)	92,807	2,895,332
Symrise AG	231,370	12,290,256
Total		47,893,101
HONG KONG 5.8%
AAC Technologies Holdings, Inc.	1,120,000	6,489,484
ASM Pacific Technology Ltd.	193,300	1,913,122
Emperor Watch & Jewellery, Ltd.	24,610,000	1,124,181

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Haitian International Holdings Ltd.	1,196,000	$2,712,713
Nexteer Automotive Group Ltd.	7,060,000	6,261,598
Pacific Basin Shipping Ltd.	6,602,000	3,561,996
Total		22,063,094
IRELAND 1.2%
Glanbia PLC	318,700	4,602,376
JAPAN 6.8%
Ariake Japan Co., Ltd.	103,200	2,313,311
FCC Co., Ltd.	222,000	3,610,097
Hogy Medical Co., Ltd.	71,600	3,794,506
Horiba Ltd.	72,800	2,640,004
Miraca Holdings, Inc.	82,100	3,397,541
Musashi Seimitsu Industry Co., Ltd.	136,800	2,708,651
Nifco, Inc.	249,000	7,679,516
Total		26,143,626
NETHERLANDS 3.4%
Koninklijke Boskalis Westminster NV	229,544	12,909,408
NEW ZEALAND 2.3%
Auckland International Airport Ltd.	1,990,417	5,979,729
SKYCITY Entertainment Group Ltd.	987,295	2,812,516
Total		8,792,245
NORWAY 0.3%
Farstad Shipping ASA	81,090	1,069,672
SINGAPORE 12.3%
Ascendas Real Estate Investment Trust	3,976,000	7,013,443
CapitaMall Trust	7,060,000	10,565,732
Ezra Holdings Ltd.	4,034,000	3,094,632
Hyflux Ltd.	3,883,500	3,212,760
Sarine Technologies Ltd.	1,131,000	2,703,759
SATS Ltd.	2,696,000	6,457,050
SIA Engineering Co., Ltd.	2,403,000	8,681,427
StarHub Ltd.	1,665,000	5,373,937
Total		47,102,740
SPAIN 0.9%
Prosegur Cia de Seguridad SA, Registered Shares	558,311	3,462,976

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN 1.1%
AF AB, Class B	282,686	$4,297,290
SWITZERLAND 2.0%
Belimo Holding AG, Registered Shares	340	847,596
Burckhardt Compression Holding AG	15,198	6,995,766
Total		7,843,362
UNITED KINGDOM 28.3%
Bodycote PLC	790,207	8,548,101
Brammer PLC	639,452	3,897,795
Croda International PLC	331,231	10,984,075
Diploma PLC	486,093	5,433,465
Domino Printing Sciences PLC	556,115	5,508,446
Fenner PLC	612,568	3,153,974
Greene King PLC	429,630	5,453,396
Halma PLC	453,024	4,476,127
HellermannTyton Group PLC	927,894	4,660,184
Hunting PLC	315,335	4,546,717
Interserve PLC	669,072	6,487,150
Laird PLC	910,730	4,554,546
Oxford Instruments PLC	158,473	2,614,270
Rotork PLC	286,291	12,787,888
Spectris PLC	180,999	5,287,720
Spirax-Sarco Engineering PLC	180,760	8,248,234
Ultra Electronics Holdings PLC	145,875	4,175,605
Victrex PLC	300,295	7,793,042
Total		108,610,735
Total Common Stocks (Cost: $311,962,254)		$376,431,305

	Shares	Value

Money Market Funds 1.4%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	5,478,435	$5,478,435
Total Money Market Funds (Cost: $5,478,435)		$5,478,435
Total Investments (Cost: $317,440,689) (d)		$381,909,740(e)
Other Assets & Liabilities, Net		1,406,584
Net Assets		$383,316,324

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at September 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	10/31/2014	5,464,000	AUD	5,102,229	USD	328,682	—
J.P. Morgan Securities, Inc.	10/31/2014	6,391,000	NZD	5,393,429	USD	419,615	—
J.P. Morgan Securities, Inc.	10/31/2014	3,403,579	USD	3,668,500	AUD	—	(198,646)
Total					748,297		(198,646)

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,158,974	95,319,114	(96,999,653)	5,478,435	5,951	5,478,435

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $317,441,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$77,643,000
Unrealized Depreciation	(13,174,000)
Net Unrealized Appreciation	$64,469,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable  inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third  party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discussadditional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	39,960,451	—	39,960,451
Consumer Staples	—	6,915,687	—	6,915,687
Energy	5,033,587	16,201,609	—	21,235,196
Financials	5,446,175	29,410,729	—	34,856,904
Health Care	—	21,060,983	—	21,060,983
Industrials	6,623,676	145,043,873	—	151,667,549
Information Technology	—	39,059,294	—	39,059,294
Materials	—	46,357,004	—	46,357,004
Telecommunication Services	—	5,373,937	—	5,373,937
Utilities	—	9,944,300	—	9,944,300
Total Equity Securities	17,103,438	359,327,867	—	376,431,305
Mutual Funds
Money Market Funds	5,478,435	—	—	5,478,435
Total Mutual Funds	5,478,435	—	—	5,478,435
Investments in Securities	22,581,873	359,327,867	—	381,909,740
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	748,297	—	748,297
Liabilities
Forward Foreign Currency Exchange Contracts	—	(198,646)	—	(198,646)
Total	22,581,873	359,877,518	—	382,459,391

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statisticalpricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Morgan Stanley Global Real Estate Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.4%
AUSTRALIA 6.1%
CFS Retail Property Trust	49,785	$86,916
Dexus Property Group	742,999	721,407
Federation Centres	247,958	559,396
Goodman Group	405,703	1,833,472
GPT Group (The)	406,057	1,375,135
Investa Office Fund	61,996	181,724
Mirvac Group	887,039	1,334,340
Scentre Group (a)	1,297,361	3,732,777
Stockland	466,122	1,610,364
Westfield Corp.	533,330	3,475,211
Total		14,910,742

AUSTRIA 0.1%
BUWOG-Bauen und Wohnen Gesellschaft mbH (a)	6,790	134,226

BELGIUM 0.1%
Cofinimmo SA	1,307	148,077

BRAZIL 0.6%
BR Malls Participacoes SA	47,560	373,835
BR Properties SA	89,910	473,839
Iguatemi Empresa de Shopping Centers SA	65,909	670,466
Total		1,518,140

CANADA 2.4%
Amarillo Gold Corp. (a)	32,440	375,104
Boardwalk Real Estate Investment Trust	17,340	1,066,767
Brookfield Office Properties (a)	26,982	654,343
Calloway Real Estate Investment Trust (a)	16,047	368,525
Canadian Roxana Resources (a)	7,724	162,694
Extendicare, Inc.	25,580	187,747
First Capital Realty, Inc.	36,860	576,292
RioCan Real Estate Investment Trust	104,134	2,386,821
Total		5,778,293

CHINA 0.1%
China Overseas Land & Investment Ltd.	34,000	87,256
China Vanke Co., Ltd., Class H (a)	68,700	120,789
Guangzhou R&F Properties Co., Ltd., Class H	120,000	121,132
Total		329,177

Issuer	Shares	Value

Common Stocks (continued)
FINLAND 0.3%
Citycon OYJ	85,916	$286,471
Sponda OYJ	103,458	466,363
Total		752,834

FRANCE 2.8%
Altarea	313	51,927
Fonciere Des Regions	5,855	527,645
Gecina SA	4,776	626,265
ICADE	6,842	577,743
Klepierre	15,462	676,338
Unibail-Rodamco SE	17,298	4,448,314
Total		6,908,232

GERMANY 1.7%
Alstria Office REIT AG	10,325	126,227
Deutsche Annington Immobilien SE	33,762	979,939
Deutsche Euroshop AG	11,313	488,818
Deutsche Wohnen AG	41,549	884,915
DO Deutsche Office AG (a)	64,361	246,312
GAGFAH SA (a)	18,453	343,037
LEG Immobilien AG	14,256	985,508
Total		4,054,756

HONG KONG 12.1%
Champion REIT	327,000	136,368
China Resources Land Ltd.	120,000	246,844
Hang Lung Properties Ltd.	227,000	645,224
Henderson Land Development Co., Ltd.	145,336	940,881
Hongkong Land Holdings Ltd.	687,000	4,669,356
Hysan Development Co., Ltd.	510,500	2,355,438
Kerry Properties Ltd.	162,000	543,103
Link REIT (The)	637,388	3,678,134
New World Development Co., Ltd.	1,281,382	1,492,737
Sino Land Co., Ltd.	201,250	310,223
Sun Hung Kai Properties Ltd.	699,113	9,919,818
Swire Properties Ltd.	584,500	1,821,154
Wharf Holdings Ltd. (The)	394,466	2,801,783
Total		29,561,063

ITALY 0.1%
Beni Stabili SpA	484,689	340,360

JAPAN 13.9%
Activia Properties, Inc.	90	723,241
Advance Residence Investment Corp.	46	106,976
GLP J-REIT	251	290,064

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Hulic Co., Ltd.	98,600	$1,044,345
Japan Real Estate Investment Corp.	336	1,728,151
Japan Retail Fund Investment Corp.	423	852,641
Mitsubishi Estate Co., Ltd.	386,000	8,699,398
Mitsui Fudosan Co., Ltd.	299,000	9,175,841
Mori Hills REIT Investment Corp.	399	554,821
Nippon Building Fund, Inc.	393	2,069,428
Nippon Prologis REIT, Inc.	408	948,565
NTT Urban Development Corp.	14,000	147,194
ORIX JREIT, Inc.	270	339,412
Sumitomo Realty & Development Co., Ltd.	161,000	5,736,035
Tokyo Tatemono Co., Ltd.	107,000	867,008
United Urban Investment Corp.	406	623,142
Total		33,906,262

NETHERLANDS 0.7%
Corio NV	15,187	744,363
Eurocommercial Properties NV	11,759	517,831
Vastned Retail NV	4,033	184,602
Wereldhave NV	2,786	229,376
Total		1,676,172

NORWAY 0.1%
Norwegian Property ASA (a)	106,931	159,945

SINGAPORE 2.6%
Ascendas Real Estate Investment Trust	227,000	400,415
CapitaCommercial Trust	133,000	166,192
CapitaLand Ltd.	809,000	2,026,752
CapitaMall Trust	399,000	597,128
City Developments Ltd.	72,000	542,381
Global Logistic Properties Ltd.	631,000	1,339,366
Keppel REIT	157,000	146,477
SPH REIT	355,000	294,771
UOL Group Ltd.	179,877	931,074
Total		6,444,556

SPAIN 0.1%
Hispania Activos Inmobiliarios SAU (a)	14,148	187,631

SWEDEN 0.8%
Atrium Ljungberg AB, Class B	24,839	356,269
Castellum AB	17,972	272,915
Fabege AB	29,680	376,934

Issuer	Shares	Value

Common Stocks (continued)
SWEDEN (CONTINUED)
Hufvudstaden AB	80,509	$1,000,527
Total		2,006,645

SWITZERLAND 0.7%
Mobimo Holding AG	409	79,156
PSP Swiss Property AG	15,593	1,307,296
Swiss Prime Site AG	4,372	324,381
Total		1,710,833

UNITED KINGDOM 7.2%
Atrium European Real Estate Ltd.	63,186	328,805
British Land Co. PLC (The)	268,968	3,056,388
Capital & Counties Properties PLC	90,323	480,005
Capital & Regional PLC	779,551	612,928
Derwent London PLC	24,701	1,089,774
Grainger PLC	131,782	395,233
Great Portland Estates PLC	114,175	1,180,141
Hammerson PLC	241,116	2,238,394
Intu Properties PLC	142,377	741,756
Land Securities Group PLC	198,095	3,326,070
LXB Retail Properties PLC (a)	503,940	1,109,027
Quintain Estates & Development PLC (a)	444,537	642,292
Safestore Holdings PLC	131,659	456,759
Segro PLC	63,331	371,704
Shaftesbury PLC	34,072	375,504
St. Modwen Properties PLC	54,178	322,339
Unite Group PLC (The)	74,963	514,274
Urban & Civic PLC (a)	89,700	339,549
Total		17,580,942

UNITED STATES 46.9%
Acadia Realty Trust	22,000	606,760
Alexandria Real Estate Equities, Inc.	14,300	1,054,625
AvalonBay Communities, Inc.	51,959	7,324,660
Boston Properties, Inc.	35,925	4,158,678
Camden Property Trust	30,122	2,064,261
Chesapeake Lodging Trust	12,866	375,044
Cousins Properties, Inc.	64,381	769,353
CubeSmart	7,120	128,018
DCT Industrial Trust, Inc.	22,078	165,806
DDR Corp.	8,960	149,901
Duke Realty Corp.	61,955	1,064,387
Equity Lifestyle Properties, Inc.	35,836	1,518,013
Equity Residential	156,818	9,656,852
Essex Property Trust, Inc.	5,409	966,859
Federal Realty Investment Trust	6,801	805,646

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Forest City Enterprises, Inc., Class A (a)	74,908	$1,465,200
General Growth Properties, Inc.	210,992	4,968,862
HCP, Inc.	44,517	1,767,770
Health Care REIT, Inc.	13,340	832,016
Healthcare Realty Trust, Inc.	53,859	1,275,381
Hilton Worldwide Holdings, Inc. (a)	34,699	854,636
Host Hotels & Resorts, Inc.	489,748	10,446,325
Hudson Pacific Properties, Inc.	45,480	1,121,537
Lexington Realty Trust	10,563	103,412
Liberty Property Trust	48,050	1,598,143
Macerich Co. (The)	55,075	3,515,437
Mack-Cali Realty Corp.	82,613	1,578,734
Mid-America Apartment Communities, Inc.	26,455	1,736,771
National Retail Properties, Inc.	48,366	1,672,013
New York REIT, Inc.	2,990	30,737
ProLogis, Inc.	73,694	2,778,264
PS Business Parks, Inc.	5,813	442,602
Public Storage	35,525	5,891,466
Realty Income Corp.	19,339	788,838
Regency Centers Corp.	84,163	4,530,494
Rexford Industrial Realty, Inc.	16,173	223,834
Senior Housing Properties Trust	133,765	2,798,364
Simon Property Group, Inc.	88,722	14,587,671
Sovran Self Storage, Inc.	490	36,436
Starwood Hotels & Resorts Worldwide, Inc.	47,836	3,980,434
Sunstone Hotel Investors, Inc.	42,615	588,939
Tanger Factory Outlet Centers, Inc.	82,056	2,684,872
Ventas, Inc.	50,094	3,103,323
Vornado Realty Trust	80,153	8,012,094
WP Carey, Inc.	470	29,972
Total		114,253,440

Total Common Stocks (Cost: $205,547,523)		$242,362,326

Issuer	Shares	Value

Rights —%
ITALY —%
Beni Stabili SpA (a)	484,689	$10,101

Total Rights (Cost: $—)		$10,101

Warrants 0.1%
HONG KONG 0.1%
Sun Hung Kai Properties Ltd. (a)	77,606	129,729

Total Warrants (Cost: $76,333)		$129,729

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	1,334,324	$1,334,324

Total Money Market Funds (Cost: $1,334,324)		$1,334,324

Total Investments (Cost: $206,958,180) (d)		$243,836,480(e)
Other Assets & Liabilities, Net		(114,645)
Net Assets		$243,721,835

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,109,787	38,230,868	(38,006,331)	1,334,324	853	1,334,324

(d)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $206,958,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$41,115,000
Unrealized Depreciation	(4,237,000)
Net Unrealized Appreciation	$36,878,000

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and  changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	4,835,070	—	—	4,835,070
Financials	116,527,056	120,812,453	—	237,339,509
Health Care	187,747	—	—	187,747
Rights
Financials	—	10,101	—	10,101
Warrants
Financials	—	129,729	—	129,729
Total Equity Securities	121,549,873	120,952,283	—	242,502,156
Mutual Funds
Money Market Funds	1,334,324	—	—	1,334,324
Total Mutual Funds	1,334,324	—	—	1,334,324
Total	122,884,197	120,952,283	—	243,836,480

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – NFJ Dividend Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 5.2%
Automobiles 3.3%
Ford Motor Co.	4,579,000	$67,723,410
Multiline Retail 1.9%
Macy’s, Inc.	680,500	39,591,490
TOTAL CONSUMER DISCRETIONARY		107,314,900
CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.9%
Wal-Mart Stores, Inc.	503,000	38,464,410
TOTAL CONSUMER STAPLES		38,464,410
ENERGY 15.9%
Oil, Gas & Consumable Fuels 15.9%
Chevron Corp.	321,300	38,337,516
ConocoPhillips	1,082,000	82,794,640
Marathon Oil Corp.	1,035,300	38,916,927
Occidental Petroleum Corp.	448,800	43,152,120
Royal Dutch Shell PLC, ADR, Class A	536,700	40,858,971
Total SA, ADR	1,278,800	82,418,660
Total		326,478,834
TOTAL ENERGY		326,478,834
FINANCIALS 24.7%
Banks 14.7%
Citigroup, Inc.	878,300	45,513,506
Fifth Third Bancorp	2,054,400	41,129,088
JPMorgan Chase & Co.	1,431,200	86,215,488
PNC Financial Services Group, Inc. (The)	544,200	46,572,636
Wells Fargo & Co.	1,591,500	82,551,105
Total		301,981,823
Consumer Finance 2.1%
Navient Corp.	2,382,890	42,200,982
Insurance 7.9%
Allstate Corp. (The)	642,600	39,436,362
MetLife, Inc.	1,503,500	80,768,020
Travelers Companies, Inc. (The)	456,800	42,911,792
Total		163,116,174
TOTAL FINANCIALS		507,298,979

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 14.0%
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	530,000	$38,038,100
Health Care Providers & Services 2.0%
WellPoint, Inc.	341,400	40,838,268
Pharmaceuticals 10.1%
GlaxoSmithKline PLC, ADR	905,700	41,635,029
Johnson & Johnson	366,900	39,107,871
Merck & Co., Inc.	677,000	40,132,560
Pfizer, Inc.	1,460,400	43,184,028
Teva Pharmaceutical Industries Ltd., ADR	823,400	44,257,750
Total		208,317,238
TOTAL HEALTH CARE		287,193,606
INDUSTRIALS 8.0%
Aerospace & Defense 3.9%
Lockheed Martin Corp.	221,100	40,412,658
Northrop Grumman Corp.	301,000	39,659,760
Total		80,072,418
Industrial Conglomerates 2.1%
General Electric Co.	1,650,300	42,280,686
Road & Rail 2.0%
Norfolk Southern Corp.	368,365	41,109,534
TOTAL INDUSTRIALS		163,462,638
INFORMATION TECHNOLOGY 11.3%
Communications Equipment 3.4%
Cisco Systems, Inc.	1,515,700	38,150,169
Harris Corp.	485,506	32,237,598
Total		70,387,767
IT Services 1.9%
Xerox Corp.	2,911,700	38,521,791
Semiconductors & Semiconductor Equipment 2.0%
Intel Corp.	1,178,500	41,035,370
Software 4.0%
CA, Inc.	1,437,200	40,155,368

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Microsoft Corp.	914,200	$42,382,312
Total		82,537,680
TOTAL INFORMATION TECHNOLOGY		232,482,608
MATERIALS 5.7%
Chemicals 1.9%
EI du Pont de Nemours & Co.	553,500	39,719,160
Metals & Mining 1.7%
Barrick Gold Corp.	2,368,400	34,720,744
Paper & Forest Products 2.1%
International Paper Co.	912,300	43,553,202
TOTAL MATERIALS		117,993,106
TELECOMMUNICATION SERVICES 6.2%
Diversified Telecommunication Services 6.2%
AT&T, Inc.	2,455,900	86,545,916
Verizon Communications, Inc.	835,900	41,786,641
Total		128,332,557
TOTAL TELECOMMUNICATION SERVICES		128,332,557

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES 4.0%
Electric Utilities 1.9%
American Electric Power Co., Inc.	750,100	$39,162,721
Multi-Utilities 2.1%
Public Service Enterprise Group, Inc.	1,141,100	42,494,564
TOTAL UTILITIES		81,657,285
Total Common Stocks (Cost: $1,567,662,398)		$1,990,678,923

	Shares	Value

Money Market Funds 3.0%
Columbia Short-Term Cash Fund, 0.093% (a)(b)	62,581,807	$62,581,807
Total Money Market Funds (Cost: $62,581,807)		$62,581,807
Total Investments (Cost: $1,630,244,205)		$2,053,260,730(c)
Other Assets & Liabilities, Net		1,204,795
Net Assets		$2,054,465,525

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	52,831,717	308,666,817	(298,916,727)	62,581,807	40,813	62,581,807

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	107,314,900	—	—	107,314,900
Consumer Staples	38,464,410	—	—	38,464,410
Energy	326,478,834	—	—	326,478,834
Financials	507,298,979	—	—	507,298,979
Health Care	287,193,606	—	—	287,193,606
Industrials	163,462,638	—	—	163,462,638
Information Technology	232,482,608	—	—	232,482,608
Materials	117,993,106	—	—	117,993,106
Telecommunication Services	128,332,557	—	—	128,332,557
Utilities	81,657,285	—	—	81,657,285
Total Equity Securities	1,990,678,923	—	—	1,990,678,923
Mutual Funds
Money Market Funds	62,581,807	—	—	62,581,807
Total Mutual Funds	62,581,807	—	—	62,581,807
Total	2,053,260,730	—	—	2,053,260,730

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Nuveen Winslow Large Cap Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 21.6%
Auto Components 0.9%
BorgWarner, Inc.	240,700	$12,663,227
Hotels, Restaurants & Leisure 4.7%
Chipotle Mexican Grill, Inc. (a)	21,200	14,131,708
Hilton Worldwide Holdings, Inc. (a)	693,200	17,073,516
MGM Resorts International (a)	363,310	8,276,202
Starbucks Corp.	388,200	29,293,572
Total		68,774,998
Internet & Catalog Retail 5.4%
Amazon.com, Inc. (a)	52,700	16,992,588
Netflix, Inc. (a)	29,400	13,264,692
Priceline Group, Inc. (The) (a)	33,100	38,348,998
TripAdvisor, Inc. (a)	99,500	9,096,290
Total		77,702,568
Media 5.9%
Comcast Corp., Class A	234,900	12,632,922
Liberty Global PLC, Class C (a)	570,800	23,411,362
Twenty-First Century Fox, Inc., Class A	851,950	29,213,365
Walt Disney Co. (The)	225,500	20,076,265
Total		85,333,914
Specialty Retail 1.3%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	154,100	18,209,997
Textiles, Apparel & Luxury Goods 3.4%
Michael Kors Holdings Ltd. (a)	172,800	12,336,192
Nike, Inc., Class B	339,400	30,274,480
Under Armour, Inc., Class A (a)	101,800	7,034,380
Total		49,645,052
TOTAL CONSUMER DISCRETIONARY		312,329,756
CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	119,200	14,938,144
CVS Health Corp.	204,200	16,252,278
Total		31,190,422
TOTAL CONSUMER STAPLES		31,190,422
ENERGY 4.4%
Energy Equipment & Services 2.8%
Halliburton Co.	330,200	21,301,202
Schlumberger Ltd.	187,250	19,041,453
Total		40,342,655

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 1.6%
Concho Resources, Inc. (a)	181,900	$22,808,441
TOTAL ENERGY		63,151,096
FINANCIALS 6.8%
Capital Markets 4.0%
BlackRock, Inc.	69,000	22,654,080
Charles Schwab Corp. (The)	489,600	14,389,344
Morgan Stanley	588,700	20,351,359
Total		57,394,783
Consumer Finance 1.1%
American Express Co.	189,800	16,615,092
Real Estate Investment Trusts (REITs) 1.7%
American Tower Corp.	267,100	25,008,573
TOTAL FINANCIALS		99,018,448
HEALTH CARE 18.2%
Biotechnology 10.5%
Alexion Pharmaceuticals, Inc. (a)	145,800	24,176,556
Amgen, Inc.	144,800	20,338,608
Biogen Idec, Inc. (a)	89,130	29,485,096
Celgene Corp. (a)	433,700	41,106,086
Gilead Sciences, Inc. (a)	350,740	37,336,273
Total		152,442,619
Health Care Providers & Services 3.1%
McKesson Corp.	134,560	26,194,795
UnitedHealth Group, Inc.	211,600	18,250,500
Total		44,445,295
Health Care Technology 1.7%
Cerner Corp. (a)	282,200	16,810,654
IMS Health Holdings, Inc. (a)	312,000	8,171,280
Total		24,981,934
Pharmaceuticals 2.9%
AbbVie, Inc.	481,900	27,834,544
Zoetis, Inc.	380,100	14,044,695
Total		41,879,239
TOTAL HEALTH CARE		263,749,087

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 10.3%
Aerospace & Defense 3.0%
Honeywell International, Inc.	255,900	$23,829,408
Precision Castparts Corp.	83,500	19,779,480
Total		43,608,888
Airlines 1.0%
Delta Air Lines, Inc.	388,800	14,055,120
Industrial Conglomerates 1.1%
Danaher Corp.	212,700	16,160,946
Professional Services 1.2%
Nielsen NV	372,000	16,490,760
Road & Rail 4.0%
Union Pacific Corp.	538,500	58,384,170
TOTAL INDUSTRIALS		148,699,884
INFORMATION TECHNOLOGY 31.0%
Internet Software & Services 14.4%
Alibaba Group Holding Ltd., ADR (a)	205,200	18,232,020
Baidu, Inc., ADR (a)	169,700	37,033,631
CoStar Group, Inc. (a)	73,100	11,369,974
Facebook, Inc., Class A (a)	414,700	32,777,888
Google, Inc., Class A (a)	54,300	31,950,663
Google, Inc., Class C (a)	54,400	31,408,384
LinkedIn Corp., Class A (a)	117,200	24,352,988
Twitter, Inc. (a)	403,900	20,833,162
Total		207,958,710
IT Services 6.1%
Cognizant Technology Solutions Corp., Class A (a)	293,900	13,157,903
MasterCard, Inc., Class A	343,500	25,391,520
Visa, Inc., Class A	234,000	49,928,580
Total		88,478,003
Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	579,300	12,518,673
ARM Holdings PLC, ADR	379,100	16,562,879
Total		29,081,552

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 4.6%
Salesforce.com, Inc. (a)	527,600	$30,352,828
ServiceNow, Inc. (a)	209,700	12,326,166
Splunk, Inc. (a)	128,500	7,113,760
Workday, Inc., Class A (a)	200,600	16,549,500
Total		66,342,254
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	561,390	56,560,042
TOTAL INFORMATION TECHNOLOGY		448,420,561
MATERIALS 3.2%
Chemicals 3.2%
Ecolab, Inc.	138,700	15,926,921
Monsanto Co.	267,100	30,051,421
Total		45,978,342
TOTAL MATERIALS		45,978,342
TELECOMMUNICATION SERVICES 1.6%
Wireless Telecommunication Services 1.6%
SBA Communications Corp., Class A (a)	205,400	22,778,860
TOTAL TELECOMMUNICATION SERVICES		22,778,860
Total Common Stocks (Cost: $1,096,232,262)		$1,435,316,456

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	14,744,485	$14,744,485
Total Money Market Funds (Cost: $14,744,485)		$14,744,485
Total Investments
(Cost: $1,110,976,747)		$1,450,060,941(d)
Other Assets & Liabilities, Net		(3,304,765)
Net Assets		$1,446,756,176

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.

(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	19,112,439	296,052,618	(300,420,572)	14,744,485	13,879	14,744,485

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	312,329,756	—	—	312,329,756
Consumer Staples	31,190,422	—	—	31,190,422
Energy	63,151,096	—	—	63,151,096
Financials	99,018,448	—	—	99,018,448
Health Care	263,749,087	—	—	263,749,087
Industrials	148,699,884	—	—	148,699,884
Information Technology	448,420,561	—	—	448,420,561
Materials	45,978,342	—	—	45,978,342
Telecommunication Services	22,778,860	—	—	22,778,860
Total Equity Securities	1,435,316,456	—	—	1,435,316,456
Mutual Funds
Money Market Funds	14,744,485	—	—	14,744,485
Total Mutual Funds	14,744,485	—	—	14,744,485
Total	1,450,060,941	—	—	1,450,060,941

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.7%
CONSUMER DISCRETIONARY 19.6%
Auto Components 2.7%
Dana Holding Corp.	246,410	$4,723,680
Gentherm, Inc. (a)	100,160	4,229,757
Motorcar Parts of America, Inc. (a)	116,680	3,174,863
Tenneco, Inc. (a)	32,779	1,714,669
Total		13,842,969
Diversified Consumer Services 2.9%
Bright Horizons Family Solutions, Inc. (a)	50,995	2,144,850
Grand Canyon Education, Inc. (a)	68,260	2,782,960
LifeLock, Inc. (a)	57,620	823,390
Service Corp. International	439,458	9,290,142
Total		15,041,342
Hotels, Restaurants & Leisure 2.5%
Fiesta Restaurant Group, Inc. (a)	87,537	4,348,838
Jack in the Box, Inc.	27,220	1,856,132
Krispy Kreme Doughnuts, Inc. (a)	91,790	1,575,117
Papa John’s International, Inc.	52,179	2,086,638
Red Robin Gourmet Burgers, Inc. (a)	34,817	1,981,087
Zoe’s Kitchen, Inc. (a)	47,034	1,446,766
Total		13,294,578
Household Durables 1.4%
Tempur Sealy International, Inc. (a)	128,490	7,217,283
Internet & Catalog Retail 1.3%
HomeAway, Inc. (a)	178,372	6,332,206
RetailMeNot, Inc. (a)	25,991	420,014
Total		6,752,220
Leisure Products 0.8%
Sturm Ruger & Co., Inc.	81,967	3,990,973
Media 0.9%
Cinemark Holdings, Inc.	68,530	2,332,761
IMAX Corp. (a)	92,200	2,531,812
Total		4,864,573
Specialty Retail 3.3%
American Eagle Outfitters, Inc.	157,923	2,293,042
Asbury Automotive Group, Inc. (a)	20,516	1,321,641
Cabela’s, Inc. (a)	135,660	7,990,374
Children’s Place, Inc. (The)	38,405	1,830,382
Five Below, Inc. (a)	54,186	2,146,308
Zumiez, Inc. (a)	59,504	1,672,062
Total		17,253,809

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Textiles, Apparel & Luxury Goods 3.8%
Columbia Sportswear Co.	112,256	$4,016,520
Deckers Outdoor Corp. (a)	76,330	7,417,749
G-III Apparel Group Ltd. (a)	45,470	3,767,644
Oxford Industries, Inc.	18,630	1,136,244
Tumi Holdings, Inc. (a)	93,867	1,910,193
Vera Bradley, Inc. (a)	88,898	1,838,411
Total		20,086,761
TOTAL CONSUMER DISCRETIONARY		102,344,508
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
Pricesmart, Inc.	82,091	7,030,273
United Natural Foods, Inc. (a)	34,920	2,146,183
Total		9,176,456
TOTAL CONSUMER STAPLES		9,176,456
ENERGY 4.8%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc. (a)	136,526	5,964,821
Oil, Gas & Consumable Fuels 3.6%
Bill Barrett Corp. (a)	101,532	2,237,765
Bonanza Creek Energy, Inc. (a)	33,470	1,904,443
Diamondback Energy, Inc. (a)	49,726	3,718,510
Kodiak Oil & Gas Corp. (a)	40,880	554,742
Magnum Hunter Resources Corp. (a)	259,728	1,446,685
Oasis Petroleum, Inc. (a)	31,570	1,319,942
Parsley Energy, Inc., Class A (a)	73,517	1,568,118
Rosetta Resources, Inc. (a)	43,142	1,922,407
RSP Permian, Inc. (a)	73,165	1,870,097
World Fuel Services Corp.	58,754	2,345,460
Total		18,888,169
TOTAL ENERGY		24,852,990
FINANCIALS 11.2%
Banks 0.3%
Bank of the Ozarks, Inc.	51,794	1,632,547
Capital Markets 2.1%
Eaton Vance Corp.	100,014	3,773,528
Evercore Partners, Inc., Class A	37,454	1,760,338
Financial Engines, Inc.	163,560	5,596,205
Total		11,130,071

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Consumer Finance 1.0%
Encore Capital Group, Inc. (a)	20,810	$922,091
Portfolio Recovery Associates, Inc. (a)	76,770	4,009,697
Total		4,931,788
Diversified Financial Services 1.2%
MarkeTaxess Holdings, Inc.	102,281	6,327,103
Insurance 2.4%
MBIA, Inc. (a)	392,729	3,605,252
Montpelier Re Holdings Ltd.	128,397	3,991,863
White Mountains Insurance Group Ltd.	7,454	4,696,542
Total		12,293,657
Real Estate Investment Trusts (REITs) 2.9%
Corrections Corp. of America	207,084	7,115,406
CyrusOne, Inc.	95,894	2,305,292
First Industrial Realty Trust, Inc.	333,316	5,636,373
Total		15,057,071
Real Estate Management & Development 1.3%
Alexander & Baldwin, Inc.	125,105	4,500,027
Tejon Ranch Co. (a)	88,475	2,480,839
Total		6,980,866
TOTAL FINANCIALS		58,353,103
HEALTH CARE 18.6%
Biotechnology 2.1%
ACADIA Pharmaceuticals, Inc. (a)	125,185	3,099,581
Exact Sciences Corp. (a)	27,330	529,655
Hyperion Therapeutics, Inc. (a)	40,952	1,032,809
Ligand Pharmaceuticals, Inc. (a)	14,920	701,091
Medivation, Inc. (a)	17,873	1,767,103
NPS Pharmaceuticals, Inc. (a)	94,320	2,452,320
PTC Therapeutics, Inc. (a)	2,900	127,629
Sarepta Therapeutics, Inc. (a)	19,500	411,450
Sunesis Pharmaceuticals, Inc. (a)	114,812	819,758
Total		10,941,396
Health Care Equipment & Supplies 6.3%
Align Technology, Inc. (a)	17,540	906,467
AtriCure, Inc. (a)	113,083	1,664,582
Cardiovascular Systems, Inc. (a)	84,619	1,999,547
Cyberonics, Inc. (a)	26,600	1,360,856
Cynosure Inc., Class A (a)	107,928	2,266,488
DexCom, Inc. (a)	156,325	6,251,437
Endologix, Inc. (a)	267,708	2,837,705

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Greatbatch, Inc. (a)	41,670	$1,775,559
Insulet Corp. (a)	60,340	2,223,529
Novadaq Technologies, Inc. (a)	31,988	405,928
NxStage Medical, Inc. (a)	67,907	891,619
Oxford Immunotec Global PLC (a)	47,945	732,120
Sirona Dental Systems, Inc. (a)	21,669	1,661,579
Spectranetics Corp. (The) (a)	241,934	6,428,186
Tandem Diabetes Care, Inc. (a)	60,700	814,594
Veracyte, Inc. (a)	52,875	515,531
Total		32,735,727
Health Care Providers & Services 7.2%
Acadia Healthcare Co., Inc. (a)	216,375	10,494,187
Adeptus Health, Inc., Class A (a)	35,383	881,037
ExamWorks Group, Inc. (a)	115,960	3,797,690
HealthEquity, Inc. (a)	37,487	686,387
Magellan Health, Inc. (a)	41,831	2,289,411
MWI Veterinary Supply, Inc. (a)	18,170	2,696,428
Team Health Holdings, Inc. (a)	84,247	4,885,484
Tenet Healthcare Corp. (a)	167,037	9,920,327
WellCare Health Plans, Inc. (a)	26,827	1,618,741
Total		37,269,692
Health Care Technology 0.9%
HMS Holdings Corp. (a)	83,162	1,567,604
Medidata Solutions, Inc. (a)	70,740	3,133,074
Total		4,700,678
Life Sciences Tools & Services 0.6%
Cambrex Corp. (a)	50,470	942,780
ICON PLC (a)	36,180	2,070,581
Total		3,013,361
Pharmaceuticals 1.5%
Akorn, Inc. (a)	152,510	5,531,538
ANI Pharmaceuticals, Inc (a)	24,600	695,688
BioDelivery Sciences International, Inc. (a)	53,720	918,075
Intersect ENT, Inc. (a)	39,009	604,640
Lannett Co., Inc. (a)	7,486	341,960
Total		8,091,901
TOTAL HEALTH CARE		96,752,755
INDUSTRIALS 14.4%
Aerospace & Defense 2.4%
Alliant Techsystems, Inc.	43,568	5,561,020
Orbital Sciences Corp. (a)	136,920	3,806,376

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Taser International, Inc. (a)	72,400	$1,117,856
Triumph Group, Inc.	31,587	2,054,734
Total		12,539,986
Air Freight & Logistics 0.7%
XPO Logistics, Inc. (a)	90,606	3,413,128
Commercial Services & Supplies 0.5%
Casella Waste Systems, Inc., Class A (a)	158,106	608,708
Ritchie Bros. Auctioneers, Inc.	92,949	2,081,128
Total		2,689,836
Electrical Equipment 0.9%
Generac Holdings, Inc. (a)	35,768	1,450,035
Power Solutions International, Inc. (a)	46,559	3,212,571
Total		4,662,606
Machinery 1.4%
Middleby Corp. (The) (a)	25,045	2,207,216
Proto Labs, Inc. (a)	26,126	1,802,694
Rexnord Corp. (a)	64,434	1,833,147
Woodward, Inc.	28,440	1,354,313
Total		7,197,370
Marine 0.6%
Matson, Inc.	131,755	3,297,828
Professional Services 2.6%
Acacia Research Corp.	83,557	1,293,462
Corporate Executive Board Co. (The)	30,266	1,818,079
Huron Consulting Group, Inc. (a)	29,895	1,822,698
On Assignment, Inc. (a)	176,865	4,748,825
Paylocity Holding Corp. (a)	46,380	911,367
Wageworks, Inc. (a)	60,115	2,737,036
Total		13,331,467
Road & Rail 3.1%
Genesee & Wyoming, Inc., Class A (a)	24,899	2,373,124
Old Dominion Freight Line, Inc. (a)	182,162	12,867,923
Saia, Inc. (a)	18,500	916,860
Total		16,157,907
Trading Companies & Distributors 2.2%
DXP Enterprises, Inc. (a)	15,160	1,116,989
H&E Equipment Services, Inc.	83,310	3,355,727
Kaman Corp.	65,780	2,585,154

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Trading Companies & Distributors (continued)
MRC Global, Inc. (a)	197,610	$4,608,265
Total		11,666,135
TOTAL INDUSTRIALS		74,956,263
INFORMATION TECHNOLOGY 21.4%
Electronic Equipment, Instruments & Components 1.8%
Belden, Inc.	32,961	2,110,163
Cognex Corp. (a)	97,378	3,921,412
Coherent, Inc. (a)	27,692	1,699,458
Universal Display Corp. (a)	58,020	1,893,773
Total		9,624,806
Internet Software & Services 5.4%
Borderfree, Inc. (a)	86,263	1,112,793
ChannelAdvisor Corp. (a)	65,379	1,072,216
Conversant, Inc. (a)	123,492	4,229,601
Cornerstone OnDemand, Inc. (a)	95,821	3,297,201
Dealertrack Technologies, Inc. (a)	63,100	2,739,171
Demandware, Inc. (a)	62,860	3,200,831
Envestnet, Inc. (a)	116,233	5,230,485
Marketo, Inc. (a)	59,072	1,908,025
Q2 Holdings, Inc. (a)	57,807	809,298
SPS Commerce, Inc. (a)	88,005	4,677,466
Total		28,277,087
IT Services 1.6%
Euronet Worldwide, Inc. (a)	36,198	1,729,902
iGATE Corp. (a)	32,000	1,175,040
InterXion Holding NV (a)	92,945	2,573,647
MAXIMUS, Inc.	36,870	1,479,593
WEX, Inc. (a)	11,990	1,322,737
Total		8,280,919
Semiconductors & Semiconductor Equipment 2.7%
Cavium, Inc. (a)	67,230	3,343,348
Ceva, Inc. (a)	93,277	1,253,643
Mellanox Technologies Ltd. (a)	34,961	1,568,700
PDF Solutions, Inc. (a)	30,927	389,989
Power Integrations, Inc.	30,080	1,621,613
Semtech Corp. (a)	70,525	1,914,754
Synaptics, Inc. (a)	21,995	1,610,034
Veeco Instruments, Inc. (a)	66,410	2,321,029
Total		14,023,110
Software 9.9%
Advent Software, Inc.	121,284	3,827,723
Allot Communications Ltd. (a)	125,996	1,438,874

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
Aspen Technology, Inc. (a)	26,020	$981,474
Callidus Software, Inc. (a)	128,636	1,546,205
CommVault Systems, Inc. (a)	58,329	2,939,782
CyberArk Software Ltd. (a)	26,051	833,893
FleetMatics Group PLC (a)	109,230	3,331,515
Guidewire Software, Inc. (a)	44,260	1,962,488
Imperva, Inc. (a)	111,885	3,214,456
Jive Software, Inc. (a)	211,034	1,230,328
MobileIron, Inc. (a)	122,628	1,366,076
Proofpoint, Inc. (a)	230,050	8,544,057
PROS Holdings, Inc. (a)	75,331	1,898,341
QLIK Technologies, Inc. (a)	96,105	2,598,679
Qualys, Inc. (a)	84,138	2,238,071
SS&C Technologies Holdings, Inc. (a)	37,912	1,663,958
Synchronoss Technologies, Inc. (a)	108,384	4,961,820
Tyler Technologies, Inc. (a)	27,722	2,450,625
Ultimate Software Group, Inc. (The) (a)	30,751	4,351,574
Total		51,379,939
TOTAL INFORMATION TECHNOLOGY		111,585,861
MATERIALS 6.9%
Chemicals 5.6%
Albemarle Corp.	111,467	6,565,406
Axiall Corp.	46,094	1,650,626
Balchem Corp.	9,600	543,072
H.B. Fuller Co.	40,407	1,604,158
NewMarket Corp.	28,145	10,723,808
Olin Corp.	261,690	6,607,673
Tredegar Corp.	70,469	1,297,334
Total		28,992,077
Construction Materials 0.4%
US Concrete, Inc. (a)	86,883	2,271,122

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Containers & Packaging 0.5%
Berry Plastics Corp. (a)	93,693	$2,364,811
Paper & Forest Products 0.4%
Boise Cascade Co. (a)	71,536	2,156,095
TOTAL MATERIALS		35,784,105
Total Common Stocks (Cost: $406,591,371)		$513,806,041

Warrants —%
ENERGY –%
Oil, Gas & Consumable Fuels –%
Magnum Hunter Resources Corp. (a)(b)	44,756	$34,498
TOTAL ENERGY		34,498
FINANCIALS –%
Real Estate Management & Development –%
Tejon Ranch Co. (a)(b)	14,419	29,559
TOTAL FINANCIALS		29,559
Total Warrants (Cost: $110,963)		$64,057

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	6,840,421	$6,840,421
Total Money Market Funds (Cost: $6,840,421)		$6,840,421
Total Investments
(Cost: $413,542,755)		$520,710,519(e)
Other Assets & Liabilities, Net		(27,399)
Net Assets		$520,683,120

Notes to Portfolio of Investments
(a) Non-income producing.
(b)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $64,057, which represents 0.01% of net assets.  Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Magnum Hunter Resources Corp.	11-19-2012 - 2-28-2013	42,178
Tejon Ranch Co.	06-14-2010 - 11-30-2012	68,785

(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	16,008,780	148,974,265	(158,142,624)	6,840,421	8,644	6,840,421

(e)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	102,344,508	—	—	102,344,508
Consumer Staples	9,176,456	—	—	9,176,456
Energy	24,852,990	—	—	24,852,990
Financials	58,353,103	—	—	58,353,103
Health Care	96,752,755	—	—	96,752,755
Industrials	74,956,263	—	—	74,956,263
Information Technology	111,585,861	—	—	111,585,861
Materials	35,784,105	—	—	35,784,105
Warrants
Energy	—	34,498	—	34,498
Financials	29,559	—	—	29,559
Total Equity Securities	513,835,600	34,498	—	513,870,098
Mutual Funds
Money Market Funds	6,840,421	—	—	6,840,421
Total Mutual Funds	6,840,421	—	—	6,840,421
Total	520,676,021	34,498	—	520,710,519

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Partners Small Cap Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.2%
CONSUMER DISCRETIONARY 12.4%
Auto Components 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	612,330	$10,268,774
Dana Holding Corp.	668,058	12,806,672
Modine Manufacturing Co. (a)	197,400	2,343,138
Remy International, Inc.	107,109	2,198,948
Standard Motor Products, Inc.	100,400	3,456,772
Total		31,074,304
Automobiles 0.3%
Thor Industries, Inc.	82,600	4,253,900
Distributors 0.1%
VOXX International Corp. (a)	207,000	1,925,100
Diversified Consumer Services 0.3%
Ascent Capital Group, Inc., Class A (a)	90,241	5,432,508
Hotels, Restaurants & Leisure 0.9%
Bob Evans Farms, Inc.	80,440	3,808,030
International Speedway Corp., Class A	207,340	6,560,238
Monarch Casino & Resort, Inc. (a)	276,005	3,287,219
Wendy’s Co. (The)	170,200	1,405,852
Total		15,061,339
Household Durables 1.7%
SodaStream International Ltd. (a)	82,000	2,418,180
Tempur Sealy International, Inc. (a)	220,270	12,372,566
Whirlpool Corp.	83,120	12,106,428
Total		26,897,174
Leisure Products 0.7%
Brunswick Corp.	251,770	10,609,588
Media 0.8%
AMC Entertainment Holdings, Inc., Class A	137,000	3,149,630
John Wiley & Sons, Inc., Class A	130,450	7,319,549
World Wrestling Entertainment, Inc., Class A	165,000	2,272,050
Total		12,741,229
Multiline Retail 0.4%
Big Lots, Inc.	140,500	6,048,525
Specialty Retail 5.3%
Abercrombie & Fitch Co., Class A	204,700	7,438,798
American Eagle Outfitters, Inc.	298,400	4,332,768

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail (continued)
Ascena Retail Group, Inc. (a)	464,348	$6,175,828
Brown Shoe Co., Inc.	287,800	7,808,014
Cato Corp. (The), Class A	177,600	6,120,096
Chico’s FAS, Inc.	156,570	2,312,539
Children’s Place, Inc. (The)	151,280	7,210,005
Finish Line, Inc., Class A (The)	216,600	5,421,498
Francesca’s Holdings Corp. (a)	345,433	4,811,882
Guess?, Inc.	49,000	1,076,530
Kirkland’s, Inc. (a)	89,030	1,434,273
Men’s Wearhouse, Inc. (The)	221,860	10,476,229
Outerwall, Inc. (a)	92,950	5,214,495
Stage Stores, Inc.	486,999	8,332,553
Vitamin Shoppe, Inc. (a)	154,900	6,876,011
West Marine, Inc. (a)	112,400	1,011,600
Total		86,053,119
TOTAL CONSUMER DISCRETIONARY		200,096,786
CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.9%
Casey’s General Stores, Inc.	62,500	4,481,250
Ingles Markets, Inc., Class A	238,510	5,650,302
Pantry, Inc. (The) (a)	59,500	1,203,685
Village Super Market, Inc., Class A	162,250	3,696,055
Total		15,031,292
Food Products 1.0%
Chiquita Brands International, Inc. (a)	359,300	5,102,060
Dean Foods Co.	751,300	9,954,725
Industrias Bachoco SAB de CV, ADR	12,899	770,586
Omega Protein Corp. (a)	111,900	1,398,750
Total		17,226,121
Personal Products 0.1%
Medifast, Inc. (a)	43,590	1,431,060
Tobacco 0.1%
Alliance One International, Inc. (a)	494,773	974,703
TOTAL CONSUMER STAPLES		34,663,176
ENERGY 6.2%
Energy Equipment & Services 3.1%
Bristow Group, Inc.	104,880	7,047,936
CARBO Ceramics, Inc.	27,000	1,599,210
Geospace Technologies Corp. (a)	36,700	1,290,005
McDermott International, Inc. (a)	601,600	3,441,152

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Nuverra Environmental Solutions, Inc. (a)	125,099	$1,845,210
Ocean Rig UDW, Inc.	260,340	4,196,681
Paragon Offshore PLC (a)	1,121,300	6,895,995
Parker Drilling Co. (a)	948,252	4,684,365
PHI, Inc. (a)	106,051	4,363,999
Tetra Technologies, Inc. (a)	435,350	4,710,487
Tidewater, Inc.	247,387	9,655,514
Total		49,730,554
Oil, Gas & Consumable Fuels 3.1%
Advantage Oil & Gas Ltd. (a)	1,153,025	5,868,897
Ardmore Shipping Corp.	262,400	2,860,160
Comstock Resources, Inc.	319,500	5,949,090
Evolution Petroleum Corp.	566,753	5,202,793
LinnCo LLC	293,982	8,510,779
Miller Energy Resources Inc (a)	730,940	3,216,136
Nordic American Tankers Ltd.	277,000	2,202,150
PBF Energy, Inc., Class A	227,300	5,455,200
Petroquest Energy, Inc. (a)	238,400	1,339,808
VAALCO Energy, Inc. (a)	232,410	1,975,485
Western Refining, Inc.	205,200	8,616,348
Total		51,196,846
TOTAL ENERGY		100,927,400
FINANCIALS 22.0%
Banks 8.8%
1st Source Corp.	88,835	2,530,021
Ameris Bancorp	126,200	2,770,090
BancFirst Corp.	30,360	1,899,322
Bancorp, Inc. (The) (a)	232,800	1,999,752
Bank of the Ozarks, Inc.	108,500	3,419,920
BankUnited, Inc.	52,200	1,591,578
Banner Corp.	40,200	1,546,494
City National Corp.	167,190	12,651,267
Community Bank System, Inc.	121,300	4,074,467
First Busey Corp.	294,000	1,637,580
First Citizens BancShares Inc., Class A	14,115	3,057,732
First Commonwealth Financial Corp.	193,900	1,626,821
First Community Bancshares, Inc.	95,300	1,361,837
First Horizon National Corp.	238,100	2,923,868
First Niagara Financial Group, Inc.	1,092,840	9,103,357
FNB Corp.	273,500	3,279,265
Hancock Holding Co.	194,000	6,217,700
Hanmi Financial Corp.	249,310	5,026,090
Iberiabank Corp.	102,600	6,413,526

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Banks (continued)
Investors Bancorp, Inc.	216,680	$2,194,968
Lakeland Financial Corp.	59,500	2,231,250
OFG Bancorp	368,000	5,512,640
Peoples Bancorp, Inc.	94,700	2,249,125
Prosperity Bancshares, Inc.	174,680	9,986,455
Simmons First National Corp., Class A	70,000	2,696,400
Susquehanna Bancshares, Inc.	688,000	6,880,000
TCF Financial Corp.	224,500	3,486,485
Texas Capital Bancshares, Inc. (a)	108,800	6,275,584
Umpqua Holdings Corp.	116,700	1,922,049
United Community Banks, Inc.	209,480	3,448,041
Valley National Bancorp	514,700	4,987,443
Webster Financial Corp.	201,400	5,868,796
WesBanco, Inc.	43,700	1,336,783
Westamerica Bancorporation	104,400	4,856,688
Wintrust Financial Corp.	111,116	4,963,552
Total		142,026,946
Capital Markets 1.9%
Capital Southwest Corp.	123,696	4,424,606
Cowen Group, Inc., Class A (a)	140,600	527,250
FBR & Co. (a)	51,200	1,409,024
FXCM, Inc., Class A	439,500	6,966,075
Greenhill & Co., Inc.	225,400	10,478,846
Manning & Napier, Inc.	156,300	2,624,277
Piper Jaffray Companies (a)	17,520	915,245
Walter Investment Management Corp. (a)	137,840	3,025,588
Total		30,370,911
Consumer Finance 0.3%
Cash America International, Inc.	114,104	4,997,755
Diversified Financial Services 0.7%
FNFV Group (a)	444,920	6,122,099
Pico Holdings, Inc. (a)	258,580	5,158,671
Total		11,280,770
Insurance 6.2%
American National Insurance Co.	68,826	7,736,042
Argo Group International Holdings Ltd.	103,500	5,207,085
Assurant, Inc.	35,100	2,256,930
Endurance Specialty Holdings Ltd.	103,800	5,727,684
FBL Financial Group, Inc., Class A	39,000	1,743,300
Hanover Insurance Group, Inc. (The)	85,100	5,226,842
Hilltop Holdings, Inc. (a)	204,210	4,094,410
Horace Mann Educators Corp.	262,292	7,477,945

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Montpelier Re Holdings Ltd.	605,590	$18,827,793
Navigators Group, Inc. (The) (a)	46,306	2,847,819
Platinum Underwriters Holdings Ltd.	267,909	16,307,621
Primerica, Inc.	89,600	4,320,512
Selective Insurance Group, Inc.	136,540	3,022,996
StanCorp Financial Group, Inc.	53,600	3,386,448
White Mountains Insurance Group Ltd.	19,157	12,070,251
Total		100,253,678
Real Estate Investment Trusts (REITs) 3.8%
American Campus Communities, Inc.	144,500	5,267,025
Capstead Mortgage Corp.	85,000	1,040,400
CBL & Associates Properties, Inc.	271,600	4,861,640
Chimera Investment Corp.	428,600	1,302,944
DuPont Fabros Technology, Inc.	198,263	5,361,032
Geo Group, Inc. (The)	233,219	8,913,630
Granite Real Estate Investment Trust	710,800	24,543,924
Highwoods Properties, Inc.	94,000	3,656,600
Post Properties, Inc.	89,200	4,579,528
Urstadt Biddle Properties, Inc., Class A	61,000	1,238,300
Total		60,765,023
Thrifts & Mortgage Finance 0.3%
Berkshire Hills Bancorp, Inc.	52,700	1,237,923
Dime Community Bancshares, Inc.	160,737	2,314,613
TFS Financial Corp.	122,800	1,758,496
Total		5,311,032
TOTAL FINANCIALS		355,006,115
HEALTH CARE 5.7%
Biotechnology 0.8%
Emergent Biosolutions, Inc. (a)	75,300	1,604,643
Myriad Genetics, Inc. (a)	294,192	11,346,985
Total		12,951,628
Health Care Equipment & Supplies 2.4%
Alere, Inc. (a)	49,700	1,927,366
Analogic Corp.	21,935	1,402,963
Haemonetics Corp. (a)	405,160	14,148,187
Hill-Rom Holdings, Inc.	31,600	1,309,188
Integra LifeSciences Holdings Corp. (a)	119,600	5,936,944
OraSure Technologies, Inc. (a)	187,800	1,355,916
Orthofix International NV (a)	128,810	3,987,957
West Pharmaceutical Services, Inc.	197,600	8,844,576
Total		38,913,097

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services 1.9%
Community Health Systems, Inc. (a)	91,700	$5,024,243
Ensign Group, Inc. (The)	37,624	1,309,315
Health Net, Inc. (a)	109,400	5,044,434
HealthSouth Corp.	319,300	11,782,170
LHC Group, Inc. (a)	100,280	2,326,496
Owens & Minor, Inc.	154,460	5,057,021
Total		30,543,679
Health Care Technology 0.1%
Quality Systems, Inc.	109,800	1,511,946
Life Sciences Tools & Services 0.4%
Covance, Inc. (a)	90,560	7,127,072
Pharmaceuticals 0.1%
Phibro Animal Health Corp., Class A	46,700	1,046,547
TOTAL HEALTH CARE		92,093,969
INDUSTRIALS 18.9%
Aerospace & Defense 2.3%
Cubic Corp.	285,653	13,368,560
Curtiss-Wright Corp.	93,700	6,176,704
Ducommun, Inc. (a)	31,650	867,527
GenCorp, Inc. (a)	278,956	4,454,927
LMI Aerospace, Inc. (a)	85,800	1,098,240
Orbital Sciences Corp. (a)	67,800	1,884,840
Spirit AeroSystems Holdings, Inc., Class A (a)	187,000	7,117,220
Triumph Group, Inc.	34,000	2,211,700
Total		37,179,718
Air Freight & Logistics 1.6%
Air Transport Services Group, Inc. (a)	636,087	4,630,714
Atlas Air Worldwide Holdings, Inc. (a)	168,400	5,560,568
Forward Air Corp.	263,010	11,790,738
UTi Worldwide, Inc. (a)	358,770	3,813,725
Total		25,795,745
Airlines 0.3%
Air France-KLM, ADR (a)	387,650	3,609,021
JetBlue Airways Corp. (a)	180,475	1,916,645
Total		5,525,666
Building Products 1.2%
Gibraltar Industries, Inc. (a)	299,325	4,097,759
Simpson Manufacturing Co., Inc.	184,790	5,386,628

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Trex Co., Inc. (a)	293,110	$10,132,813
Total		19,617,200
Commercial Services & Supplies 3.6%
ABM Industries, Inc.	120,500	3,095,645
ACCO Brands Corp. (a)	460,100	3,174,690
Brady Corp., Class A	50,900	1,142,196
Brink’s Co. (The)	444,698	10,690,540
G&K Services, Inc., Class A	89,200	4,939,896
Herman Miller, Inc.	226,490	6,760,726
Mobile Mini, Inc.	301,510	10,543,805
Progressive Waste Solutions Ltd.	203,260	5,238,010
SP Plus Corp. (a)	245,659	4,657,695
Unifirst Corp.	77,424	7,478,384
Total		57,721,587
Construction & Engineering 0.8%
Aegion Corp. (a)	283,050	6,297,863
Comfort Systems U.S.A., Inc.	313,818	4,252,234
EMCOR Group, Inc.	30,540	1,220,378
Great Lakes Dredge & Dock Corp. (a)	235,000	1,452,300
Total		13,222,775
Electrical Equipment 0.6%
AZZ, Inc.	120,640	5,039,133
EnerSys	20,800	1,219,712
Global Power Equipment Group, Inc.	98,000	1,460,200
GrafTech International Ltd. (a)	420,000	1,923,600
Total		9,642,645
Industrial Conglomerates 0.2%
Carlisle Companies, Inc.	45,900	3,689,442
Machinery 4.0%
Actuant Corp., Class A	184,900	5,643,148
AGCO Corp.	18,000	818,280
Astec Industries, Inc.	30,900	1,126,923
Barnes Group, Inc.	87,990	2,670,497
CLARCOR, Inc.	28,770	1,814,812
Dynamic Materials Corp.	39,900	760,095
ESCO Technologies, Inc.	78,544	2,731,760
Hillenbrand, Inc.	49,050	1,515,155
Hyster-Yale Materials Handling, Inc.	78,900	5,650,818
ITT Corp.	78,940	3,547,564
Kennametal, Inc.	161,700	6,679,827
Oshkosh Corp.	200,970	8,872,825
Tecumseh Products Co. (a)	29,977	128,901
Terex Corp.	287,770	9,142,453

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Titan International, Inc.	374,000	$4,420,680
TriMas Corp. (a)	76,800	1,868,544
Watts Water Technologies, Inc., Class A	119,470	6,959,127
Total		64,351,409
Professional Services 0.6%
Acacia Research Corp.	244,000	3,777,120
Insperity, Inc.	156,090	4,267,501
Kelly Services, Inc., Class A	46,760	732,729
Total		8,777,350
Road & Rail 1.4%
Con-way, Inc.	162,500	7,718,750
Heartland Express, Inc.	197,750	4,738,090
Marten Transport Ltd.	247,989	4,416,684
Werner Enterprises, Inc.	195,640	4,930,128
Total		21,803,652
Trading Companies & Distributors 2.3%
AerCap Holdings NV (a)	613,800	25,104,420
Applied Industrial Technologies, Inc.	43,810	1,999,926
MFC Industrial Ltd.	143,200	1,018,152
Titan Machinery, Inc. (a)	224,000	2,909,760
Veritiv Corp. (a)	130,000	6,507,800
Total		37,540,058
TOTAL INDUSTRIALS		304,867,247
INFORMATION TECHNOLOGY 16.4%
Communications Equipment 1.4%
Aviat Networks, Inc. (a)	894,342	1,609,816
Black Box Corp.	128,200	2,989,624
NETGEAR, Inc. (a)	55,200	1,725,000
Oplink Communications, Inc.	85,100	1,431,382
Plantronics, Inc.	153,970	7,356,687
Polycom, Inc. (a)	197,300	2,423,830
Riverbed Technology, Inc. (a)	274,800	5,096,166
Total		22,632,505
Electronic Equipment, Instruments & Components 5.1%
Celestica, Inc. (a)	420,861	4,271,739
Electro Rent Corp.	189,400	2,608,038
Electro Scientific Industries, Inc.	304,940	2,070,543
FARO Technologies, Inc. (a)	110,770	5,621,577
II-VI, Inc. (a)	623,490	7,338,477
Jabil Circuit, Inc.	66,600	1,343,322
Knowles Corp. (a)	150,600	3,990,900

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment, Instruments & Components (continued)
Littelfuse, Inc.	76,270	$6,496,679
Mercury Systems, Inc. (a)	353,110	3,887,741
Orbotech Ltd. (a)	113,900	1,774,562
OSI Systems, Inc. (a)	63,000	3,999,240
Park Electrochemical Corp.	193,590	4,559,044
Plexus Corp. (a)	172,260	6,361,562
Radisys Corp. (a)	336,700	898,989
Sanmina Corp. (a)	854,583	17,826,601
Vishay Intertechnology, Inc.	718,240	10,263,650
Total		83,312,664
Internet Software & Services 0.5%
j2 Global, Inc.	165,046	8,146,671
IT Services 2.9%
Blackhawk Network Holdings, Inc. (a)	185,675	6,015,870
Blackhawk Network Holdings, Inc. (a)	100,988	3,261,912
Computer Services, Inc.	151,489	5,585,399
Convergys Corp.	343,630	6,123,487
CSG Systems International, Inc.	330,342	8,681,388
DST Systems, Inc.	17,300	1,451,816
MAXIMUS, Inc.	136,000	5,457,680
NeuStar, Inc., Class A (a)	211,078	5,241,067
Sykes Enterprises, Inc. (a)	270,386	5,402,312
Total		47,220,931
Semiconductors & Semiconductor Equipment 4.3%
Axcelis Technologies, Inc. (a)	1,619,044	3,221,898
Brooks Automation, Inc.	807,410	8,485,879
Diodes, Inc. (a)	329,470	7,880,922
Fairchild Semiconductor International, Inc. (a)	611,670	9,499,235
Intersil Corp., Class A	424,737	6,035,513
Micron Technology, Inc. (a)	403,000	13,806,780
OmniVision Technologies, Inc. (a)	204,000	5,397,840
Photronics, Inc. (a)	864,419	6,958,573
Tessera Technologies, Inc.	62,500	1,661,250
Xcerra Corp. (a)	597,800	5,852,462
Total		68,800,352
Software 1.7%
BroadSoft, Inc. (a)	64,000	1,346,560
ePlus, Inc. (a)	15,787	884,861
Mentor Graphics Corp.	310,830	6,370,461
NICE-Systems Ltd., ADR	225,400	9,194,066
PTC, Inc. (a)	45,200	1,667,880
Rovi Corp. (a)	303,960	6,001,690

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
TIBCO Software, Inc. (a)	91,100	$2,152,693
Total		27,618,211
Technology Hardware, Storage & Peripherals 0.5%
Logitech International SA	114,300	1,465,326
QLogic Corp. (a)	307,230	2,814,227
Silicon Graphics International Corp. (a)	379,600	3,503,708
Total		7,783,261
TOTAL INFORMATION TECHNOLOGY		265,514,595
MATERIALS 7.3%
Chemicals 3.1%
American Vanguard Corp.	342,950	3,841,040
Axiall Corp.	53,700	1,922,997
Innophos Holdings, Inc.	87,369	4,813,158
Innospec, Inc.	73,800	2,649,420
Intrepid Potash, Inc. (a)	195,090	3,014,141
Kraton Performance Polymers, Inc. (a)	196,250	3,495,212
LSB Industries, Inc. (a)	32,400	1,157,004
Minerals Technologies, Inc.	49,750	3,070,072
PolyOne Corp.	285,740	10,166,629
Rayonier Advanced Materials, Inc.	106,760	3,513,472
Scotts Miracle-Gro Co., Class A	199,320	10,962,600
Sensient Technologies Corp.	25,720	1,346,442
Total		49,952,187
Containers & Packaging 0.6%
Greif, Inc., Class A	96,000	4,205,760
Myers Industries, Inc.	320,781	5,658,577
Total		9,864,337
Metals & Mining 1.8%
Allegheny Technologies, Inc.	39,200	1,454,320
AuRico Gold, Inc.	3,594,718	12,545,566
Coeur Mining, Inc. (a)	566,021	2,807,464
Compass Minerals International, Inc.	86,671	7,304,632
Pan American Silver Corp.	370,400	4,066,992
Total		28,178,974
Paper & Forest Products 1.8%
PH Glatfelter Co.	92,600	2,032,570
Resolute Forest Products, Inc. (a)	1,178,261	18,428,002
Schweitzer-Mauduit International, Inc.	223,100	9,216,261
Total		29,676,833
TOTAL MATERIALS		117,672,331

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.2%
Atlantic Tele-Network, Inc.	72,253	$3,894,437
Wireless Telecommunication Services 0.6%
NTELOS Holdings Corp.	222,245	2,364,687
Telephone & Data Systems, Inc.	272,150	6,520,714
Total		8,885,401
TOTAL TELECOMMUNICATION SERVICES		12,779,838
UTILITIES 1.4%
Electric Utilities 0.8%
El Paso Electric Co.	118,300	4,323,865
Portland General Electric Co.	252,710	8,117,045
Unitil Corp.	25,561	794,692
Total		13,235,602
Gas Utilities 0.5%
Laclede Group, Inc. (The)	21,800	1,011,520
New Jersey Resources Corp.	24,100	1,217,291
WGL Holdings, Inc.	127,200	5,357,664
Total		7,586,475
Water Utilities 0.1%
American States Water Co.	33,600	1,022,112
TOTAL UTILITIES		21,844,189
Total Common Stocks (Cost: $1,322,494,095)		$1,505,465,646

Issuer	Shares	Value

Rights —%
INDUSTRIALS –%
Airlines –%
American Airlines Escrow (a)(b)(c)	185,100	$—
TOTAL INDUSTRIALS		—
Total Rights (Cost: $—)		$—

	Shares	Value

Money Market Funds 5.1%
Columbia Short-Term Cash Fund, 0.093% (d)(e)	82,397,557	$82,397,557
Total Money Market Funds (Cost: $82,397,557)		$82,397,557
Total Investments
(Cost: $1,404,891,652)		$1,587,863,203(f)
Other Assets & Liabilities, Net		28,037,280
Net Assets		$1,615,900,483

Notes to Portfolio of Investments
(a)			Non-income producing.
(b)			Negligible market value.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities rounds to zero, which represents less than 0.01% of net assets.

(d)			The rate shown is the seven-day current annualized yield at September 30, 2014.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	191,400,100	494,261,883	(603,264,426)	82,397,557	112,903	82,397,557

(f)			Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR			American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	200,096,786	—	—	200,096,786
Consumer Staples	34,663,176	—	—	34,663,176
Energy	100,927,400	—	—	100,927,400
Financials	355,006,115	—	—	355,006,115
Health Care	92,093,969	—	—	92,093,969
Industrials	304,867,247	—	—	304,867,247
Information Technology	265,514,595	—	—	265,514,595
Materials	117,672,331	—	—	117,672,331
Telecommunication Services	12,779,838	—	—	12,779,838
Utilities	21,844,189	—	—	21,844,189
Rights
Industrials	—	—	0(a)	0(a)
Total Equity Securities	1,505,465,646	—	0(a)	1,505,465,646
Mutual Funds
Money Market Funds	82,397,557	—	—	82,397,557
Total Mutual Funds	82,397,557	—	—	82,397,557
Total	1,587,863,203	—	0(a)	1,587,863,203

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach.  To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Portfolio of Investments

Variable Portfolio – Pyramis® International Equity Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.5%
AUSTRALIA 6.5%
Ansell Ltd.	160,395	$2,728,460
Australia and New Zealand Banking Group Ltd.	630,595	17,046,368
BHP Billiton Ltd.	163,063	4,806,039
Commonwealth Bank of Australia	109,019	7,178,097
CSL Ltd.	65,094	4,219,772
Flight Centre Travel Group Ltd.	41,248	1,542,840
James Hardie Industries PLC	524,103	5,483,303
Macquarie Group Ltd.	147,247	7,409,389
Mirvac Group	1,743,142	2,622,145
Rio Tinto Ltd.	243,690	12,690,419
Seek Ltd.	175,053	2,476,796
Sydney Airport	705,966	2,635,755
Telstra Corp., Ltd.	1,214,956	5,637,129
Westfield Corp.	1,044,482	6,805,909
Woodside Petroleum Ltd.	137,645	4,887,452
Woolworths Ltd.	243,656	7,296,054
Total		95,465,927
AUSTRIA 0.2%
Andritz AG	54,700	2,912,530
BELGIUM 1.7%
Anheuser-Busch InBev NV	160,062	17,750,540
KBC Groep NV (a)	107,389	5,700,859
UCB SA	20,800	1,884,754
Total		25,336,153
DENMARK 2.0%
AP Moller - Maersk A/S, Class B	2,234	5,306,818
Danske Bank A/S	183,236	4,980,768
Novo Nordisk A/S, Class B	258,660	12,376,602
Vestas Wind Systems A/S (a)	156,600	6,122,056
Total		28,786,244
FINLAND 1.0%
Nokia OYJ	1,158,400	9,836,072
Sampo OYJ, Class A	112,300	5,429,866
Total		15,265,938
FRANCE 9.9%
Air Liquide SA	31,240	3,808,809
Airbus Group NV	73,800	4,639,103
AtoS	35,348	2,559,759
AXA SA	370,800	9,133,758
BNP Paribas SA	151,738	10,070,584
Carrefour SA	177,404	5,479,031

Issuer	Shares	Value

Common Stocks (continued)
FRANCE (CONTINUED)
Cie de St. Gobain	142,100	$6,492,763
GDF Suez	522,800	13,112,068
Iliad SA	14,807	3,123,544
Kering	16,000	3,225,918
Legrand SA	93,600	4,863,786
LVMH Moet Hennessy Louis Vuitton SA	19,692	3,197,629
Orange SA	403,300	6,018,291
Renault SA	42,400	3,067,203
Rexel SA	133,000	2,483,745
Safran SA	104,300	6,762,160
Sanofi	129,108	14,598,331
Societe Generale SA	134,599	6,865,611
Sodexo	35,800	3,502,008
Total SA	433,227	28,053,235
Unibail-Rodamco SE	15,100	3,883,081
Total		144,940,417
GERMANY 6.4%
Adidas AG	51,100	3,812,850
Allianz SE, Registered Shares	37,642	6,076,621
Bayer AG, Registered Shares	155,214	21,596,211
Bayerische Motoren Werke AG	77,061	8,235,840
Continental AG	30,500	5,777,532
Drillisch AG	103,400	3,465,183
E.ON SE	179,213	3,272,731
Fresenius SE & Co. KGaA	105,300	5,198,554
GEA Group AG	107,485	4,669,539
HeidelbergCement AG	99,056	6,519,943
Henkel AG & Co. KGaA	45,421	4,235,670
OSRAM Licht AG (a)	133,895	4,967,730
RTL Group SA	25,400	2,174,898
RWE AG	203,500	7,920,334
Siemens AG, Registered Shares	47,023	5,595,365
Total		93,519,001
HONG KONG 2.8%
AIA Group Ltd.	2,248,400	11,603,418
ASM Pacific Technology Ltd.	353,400	3,497,658
BOC Hong Kong Holdings Ltd.	1,248,500	3,974,464
HKT Trust and HKT Ltd.	2,470,920	2,984,891
Hong Kong Exchanges and Clearing Ltd.	117,700	2,533,344
Hongkong Land Holdings Ltd.	538,000	3,656,643
Hysan Development Co., Ltd.	432,000	1,993,241
Lifestyle International Holdings Ltd. (b)	980,000	1,785,868
PCCW Ltd.	2,675,000	1,681,166

Issuer	Shares	Value

Common Stocks (continued)
HONG KONG (CONTINUED)
Sands China Ltd.	1,051,000	$5,482,860
Techtronic Industries Co.	778,500	2,244,903
Total		41,438,456
IRELAND 0.4%
Bank of Ireland (a)	7,341,100	2,870,268
CRH PLC	163,900	3,722,219
Total		6,592,487
ISRAEL 0.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	986,500	1,703,832
Teva Pharmaceutical Industries Ltd.	12,100	652,811
Teva Pharmaceutical Industries Ltd., ADR	121,700	6,541,375
Total		8,898,018
ITALY 2.0%
Assicurazioni Generali SpA	185,700	3,893,592
Finmeccanica SpA (a)	663,800	6,423,540
Intesa Sanpaolo SpA	3,127,100	9,439,862
Telecom Italia SpA (a)	5,399,500	6,175,823
Unione di Banche Italiane SCPA	413,521	3,456,170
Total		29,388,987
JAPAN 19.6%
ABC-Mart, Inc.	24,500	1,251,320
Acom Co., Ltd. (a)	508,100	1,699,732
Aeon Mall Co., Ltd.	108,060	2,064,294
Asahi Kasei Corp.	30,000	243,970
Astellas Pharma, Inc.	713,500	10,626,566
Bridgestone Corp.	105,100	3,476,177
Chiyoda Corp.	173,000	1,913,117
Denso Corp.	75,300	3,474,060
Dentsu, Inc.	71,600	2,727,263
Don Quijote Holdings Co., Ltd.	53,500	3,070,227
East Japan Railway Co.	115,100	8,621,306
Fuji Heavy Industries Ltd.	85,600	2,835,644
Fuji Media Holdings, Inc.	192,800	2,868,155
Fujitsu Ltd.	520,000	3,200,377
Hitachi Construction Machine Co., Ltd.	120,400	2,423,945
Hitachi Ltd.	950,000	7,258,030
Hitachi Metals Ltd.	155,000	2,793,810
Hoya Corp.	118,400	3,975,901
IHI Corp.	581,000	3,010,942
Iida Group Holdings Co., Ltd.	99,800	1,220,706
Inpex Corp.	232,400	3,285,689
ITOCHU Corp.	447,800	5,468,981

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Japan Exchange Group, Inc.	88,800	$2,107,790
Japan Tobacco, Inc.	264,100	8,582,042
JSR Corp.	139,900	2,441,514
JTEKT Corp.	123,900	2,076,750
JX Holdings, Inc.	372,300	1,716,587
Kawasaki Heavy Industries Ltd.	299,000	1,195,413
KDDI Corp.	168,800	10,154,372
Keyence Corp.	9,100	3,951,097
Komatsu Ltd.	189,300	4,374,941
Kubota Corp.	81,000	1,282,504
Kuraray Co., Ltd.	198,400	2,330,566
Makita Corp.	50,400	2,847,185
Mazda Motor Corp.	179,000	4,502,654
Miraca Holdings, Inc.	64,200	2,656,786
Mitsubishi Electric Corp.	711,000	9,478,475
Mitsubishi UFJ Financial Group, Inc.	2,334,800	13,158,267
Mitsubishi UFJ Lease & Finance Co., Ltd.	416,600	2,178,750
Mitsui Fudosan Co., Ltd.	230,000	7,058,339
Murata Manufacturing Co., Ltd.	50,700	5,762,833
NEC Corp.	794,000	2,744,364
NGK Insulators Ltd.	151,000	3,599,343
Nidec Corp.	61,200	4,135,722
Nintendo Co., Ltd.	11,300	1,230,890
Nitori Co., Ltd.	68,900	4,268,719
Nomura Holdings, Inc.	586,500	3,489,293
Olympus Corp. (a)	106,900	3,833,512
Omron Corp.	92,400	4,199,395
ORIX Corp.	519,500	7,171,935
Rakuten, Inc.	209,300	2,409,349
Ricoh Co., Ltd.	206,300	2,216,347
Santen Pharmaceutical Co., Ltd.	25,300	1,416,824
Seiko Epson Corp.	76,800	3,700,449
Seven & I Holdings Co., Ltd.	193,800	7,516,808
Seven Bank Ltd.	800,400	3,261,917
Shin-Etsu Chemical Co., Ltd.	32,400	2,122,821
SoftBank Corp.	114,800	8,018,653
Sony Financial Holdings, Inc.	200,400	3,241,441
Sumitomo Mitsui Trust Holdings, Inc.	1,106,000	4,604,785
Sumitomo Realty & Development Co., Ltd.	96,000	3,420,245
Suruga Bank Ltd.	12,900	257,380
Suzuki Motor Corp.	142,800	4,735,992
TDK Corp.	74,000	4,139,578
Tohoku Electric Power Co., Inc.	149,400	1,697,988
Tokio Marine Holdings, Inc.	118,500	3,676,771
Toshiba Corp.	1,110,000	5,152,824
Toyota Motor Corp.	366,200	21,546,910
Yamaha Motor Co., Ltd.	179,200	3,511,396
Total		286,688,728

Issuer	Shares	Value

Common Stocks (continued)
LUXEMBOURG 0.3%
Altice SA (a)	80,700	$4,273,848
NETHERLANDS 3.1%
Aegon NV	895,338	7,372,401
ING Groep NV-CVA (a)	702,500	9,985,489
Koninklijke DSM NV	94,600	5,832,898
Koninklijke KPN NV (a)	1,697,038	5,433,281
Reed Elsevier NV	122,907	2,788,312
Unilever NV-CVA	356,600	14,151,729
Total		45,564,110
NORWAY 0.2%
Statoil ASA	120,300	3,280,526
Telenor ASA	5,778	126,806
Total		3,407,332
PAPUA NEW GUINEA 0.1%
Oil Search Ltd.	199,671	1,558,396
SINGAPORE 1.6%
DBS Group Holdings Ltd.	286,000	4,124,844
Global Logistic Properties Ltd.	559,000	1,186,538
Keppel Corp., Ltd.	365,000	3,002,257
Noble Group Ltd.	4,538,836	4,614,453
Oversea-Chinese Banking Corp., Ltd.	166,000	1,266,299
United Overseas Bank Ltd.	484,493	8,493,511
Total		22,687,902
SPAIN 2.5%
ACS Actividades de Construccion y Servicios SA	104,600	4,009,271
Amadeus IT Holding SA, Class A	268,900	10,038,387
CaixaBank SA	9,908	60,246
CaixaBank SA	901,711	5,482,869
Iberdrola SA	1,097,040	7,841,529
Inditex SA	180,360	4,978,605
International Consolidated Airlines Group SA (a)	579,200	3,444,683
Total		35,855,590
SWEDEN 3.1%
ASSA ABLOY AB, Class B	132,200	6,793,438
Hennes & Mauritz AB, Class B	246,089	10,175,780
Nordea Bank AB	963,800	12,494,130
Svenska Cellulosa AB, Class B	233,900	5,557,724
Svenska Handelsbanken AB, Class A	96,600	4,523,927
Swedbank AB, Class A	202,000	5,065,256
Total		44,610,255

Issuer	Shares	Value

Common Stocks (continued)
SWITZERLAND 8.6%
Adecco SA, Registered Shares	53,805	$3,637,269
Cie Financiere Richemont SA, Class A, Registered Shares	83,243	6,804,382
Nestlé SA, Registered Shares	369,658	27,166,547
Novartis AG, Registered Shares	209,779	19,754,549
Roche Holding AG, Genusschein Shares	105,186	31,061,752
Swisscom AG	13,480	7,640,906
Syngenta AG, Registered Shares	25,251	7,995,622
UBS AG, Registered Shares	795,755	13,832,474
Zurich Insurance Group AG	24,378	7,254,965
Total		125,148,466
UNITED KINGDOM 19.9%
Anglo American PLC	234,700	5,234,232
AstraZeneca PLC	181,851	13,031,961
BAE Systems PLC	466,800	3,553,129
Barclays Bank PLC	1,361,393	5,007,454
Barratt Developments PLC	302,100	1,931,851
BG Group PLC	1,039,458	19,189,277
BHP Billiton PLC	194,829	5,389,090
British American Tobacco PLC	260,056	14,654,313
British Land Co. PLC (The)	285,361	3,242,668
BT Group PLC	987,900	6,059,788
Bunzl PLC	76,900	2,000,902
Burberry Group PLC	113,900	2,778,268
Capita Group PLC (The)	176,400	3,320,802
Diageo PLC	174,343	5,028,425
Direct Line Insurance Group PLC	605,800	2,883,240
Drax Group PLC	226,200	2,362,983
GlaxoSmithKline PLC	330,800	7,556,844
Hikma Pharmaceuticals PLC	137,016	3,838,546
HSBC Holdings PLC	746,800	7,588,451
Imperial Tobacco Group PLC	228,929	9,856,757
InterContinental Hotels Group PLC	81,876	3,157,242
ITV PLC	3,041,800	10,213,379
Lloyds Banking Group PLC (a)	11,770,300	14,643,066
London Stock Exchange Group PLC	126,127	3,806,178
Meggitt PLC	272,152	1,985,084
Mondi PLC	122,900	2,004,323
National Grid PLC	430,500	6,188,398
Prudential PLC	407,435	9,057,834
Randgold Resources Ltd.	32,900	2,230,353
Reckitt Benckiser Group PLC	54,800	4,737,881
Rio Tinto PLC	345,100	16,909,862
Rolls-Royce Holdings PLC	348,500	5,423,934
Royal Dutch Shell PLC, Class A	673,595	25,745,078
Royal Dutch Shell PLC, Class B	65,900	2,605,289

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
SABMiller PLC	157,500	$8,728,317
Schroders PLC	75,600	2,918,999
St. James’s Place PLC	322,000	3,797,331
Standard Chartered PLC	659,325	12,161,158
Taylor Wimpey PLC	2,407,500	4,380,043
Travis Perkins PLC	98,300	2,641,085
Tullow Oil PLC	187,500	1,954,892
Unilever PLC	166,600	6,973,533
Vodafone Group PLC	3,128,580	10,309,378
Whitbread PLC	47,136	3,167,344
Total		290,248,962
Total Common Stocks (Cost: $1,246,714,119)		$1,352,587,747

Issuer	Shares	Value

Preferred Stocks 0.8%
GERMANY 0.8%
Volkswagen AG	53,467	$11,041,367
Total Preferred Stocks (Cost: $10,175,695)		$11,041,367

Rights —%
SPAIN –%
CaixaBank SA (a)(b)	83	$5
Total Rights (Cost: $5)		$5

	Shares	Value

Money Market Funds 6.5%
Columbia Short-Term Cash Fund, 0.093% (c)(d)	95,096,383	$95,096,383
Total Money Market Funds (Cost: $95,096,383)		$95,096,383
Total Investments
(Cost: $1,351,986,202) (e)		$1,458,725,502(f)
Other Assets & Liabilities, Net		3,121,151
Net Assets		$1,461,846,653

Investments in Derivatives
Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, cash totaling $3,292,000 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EMINI MSCI EAFE INDEX	823	USD	75,703,655	12/2014	—	(2,105,845)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $1,785,873, which represents 0.12% of net assets.

(c)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	86,921,968	189,798,513	(181,624,098)	95,096,383	64,548	95,096,383

(e)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $1,351,986,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation						$150,923,000
Unrealized Depreciation					(44,183,000)
Net Unrealized Appreciation						$106,740,000

(f)					Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR					American Depositary Receipt

Currency Legend
USD					US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated June 30, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	—	160,597,973	—	160,597,973
Consumer Staples	—	147,715,372	—	147,715,372
Energy	—	92,276,422	—	92,276,422
Financials	—	340,264,325	—	340,264,325
Health Care	6,541,375	157,032,836	—	163,574,211
Industrials	—	166,359,441	—	166,359,441
Information Technology	—	68,311,137	—	68,311,137
Materials	—	92,559,792	—	92,559,792
Telecommunication Services	—	78,533,043	—	78,533,043
Utilities	—	42,396,031	—	42,396,031
Preferred Stocks
Consumer Discretionary	—	11,041,367	—	11,041,367
Rights
Financials	—	5	—	5
Total Equity Securities	6,541,375	1,357,087,744	—	1,363,629,119
Mutual Funds
Money Market Funds	95,096,383	—	—	95,096,383
Total Mutual Funds	95,096,383	—	—	95,096,383
Investments in Securities	101,637,758	1,357,087,744	—	1,458,725,502
Derivatives
Liabilities
Futures Contracts	(2,105,845)	—	—	(2,105,845)
Total	99,531,913	1,357,087,744	—	1,456,619,657

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Variable Portfolio – Sit Dividend Growth Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.8%
CONSUMER DISCRETIONARY 7.5%
Auto Components 0.7%
Delphi Automotive PLC	215,280	$13,205,275
Distributors 0.8%
Genuine Parts Co.	163,375	14,329,621
Media 1.3%
Time Warner, Inc.	306,725	23,068,787
Multiline Retail 1.1%
Macy’s, Inc.	359,125	20,893,893
Specialty Retail 2.7%
Home Depot, Inc. (The)	326,025	29,909,534
TJX Companies, Inc. (The)	326,725	19,332,318
Total		49,241,852
Textiles, Apparel & Luxury Goods 0.9%
Nike, Inc., Class B	176,300	15,725,960
TOTAL CONSUMER DISCRETIONARY		136,465,388
CONSUMER STAPLES 8.5%
Beverages 2.8%
Diageo PLC, ADR	108,500	12,520,900
PepsiCo, Inc.	425,325	39,593,504
Total		52,114,404
Food & Staples Retailing 1.6%
CVS Health Corp.	356,500	28,373,835
Food Products 2.0%
Archer-Daniels-Midland Co.	368,850	18,848,235
JM Smucker Co. (The)	175,575	17,380,169
Total		36,228,404
Household Products 1.5%
Procter & Gamble Co. (The)	322,600	27,014,524
Tobacco 0.6%
Philip Morris International, Inc.	132,700	11,067,180
TOTAL CONSUMER STAPLES		154,798,347

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 11.0%
Energy Equipment & Services 2.3%
Halliburton Co.	177,500	$11,450,525
Helmerich & Payne, Inc.	141,050	13,804,563
Oceaneering International, Inc.	180,950	11,792,512
Seadrill Ltd.	157,300	4,209,348
Total		41,256,948
Oil, Gas & Consumable Fuels 8.7%
Chevron Corp.	377,900	45,091,028
Devon Energy Corp.	278,375	18,979,608
Kinder Morgan, Inc.	589,050	22,584,177
Marathon Petroleum Corp.	152,600	12,920,642
Occidental Petroleum Corp.	367,475	35,332,721
Suncor Energy, Inc.	691,400	24,994,110
Total		159,902,286
TOTAL ENERGY		201,159,234
FINANCIALS 14.8%
Banks 5.1%
First Republic Bank	237,900	11,747,502
JPMorgan Chase & Co.	681,650	41,062,596
PNC Financial Services Group, Inc. (The)	229,800	19,666,284
U.S. Bancorp	514,025	21,501,666
Total		93,978,048
Capital Markets 3.4%
Ares Capital Corp.	614,700	9,933,552
Goldman Sachs Group, Inc. (The)	74,400	13,657,608
T. Rowe Price Group, Inc.	276,700	21,693,280
Waddell & Reed Financial, Inc., Class A	320,700	16,576,983
Total		61,861,423
Consumer Finance 1.1%
Discover Financial Services	322,500	20,765,775
Diversified Financial Services 0.8%
Moody’s Corp.	145,195	13,720,927
Insurance 4.4%
ACE Ltd.	126,000	13,213,620
Arthur J Gallagher & Co.	327,600	14,859,936
Marsh & McLennan Companies, Inc.	348,800	18,256,192
Prudential Financial, Inc.	105,878	9,310,911
Validus Holdings Ltd.	234,450	9,176,373

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
XL Group PLC	463,000	$15,357,710
Total		80,174,742
TOTAL FINANCIALS		270,500,915
HEALTH CARE 16.1%
Health Care Equipment & Supplies 6.2%
Abbott Laboratories	395,700	16,457,163
Becton Dickinson and Co.	228,725	26,031,192
Covidien PLC	155,450	13,447,979
Medtronic, Inc.	554,025	34,321,849
St. Jude Medical, Inc.	389,775	23,437,171
Total		113,695,354
Health Care Providers & Services 3.1%
Aetna, Inc.	164,200	13,300,200
Cardinal Health, Inc.	361,000	27,046,120
UnitedHealth Group, Inc.	187,400	16,163,250
Total		56,509,570
Pharmaceuticals 6.8%
Bristol-Myers Squibb Co.	302,900	15,502,422
Johnson & Johnson	524,450	55,901,126
Merck & Co., Inc.	497,950	29,518,476
Pfizer, Inc.	808,400	23,904,388
Total		124,826,412
TOTAL HEALTH CARE		295,031,336
INDUSTRIALS 16.5%
Aerospace & Defense 4.9%
Honeywell International, Inc.	448,000	41,717,760
Lockheed Martin Corp.	93,650	17,117,347
Raytheon Co.	81,300	8,261,706
United Technologies Corp.	212,750	22,466,400
Total		89,563,213
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	145,225	14,274,165
Commercial Services & Supplies 1.6%
Republic Services, Inc.	294,000	11,471,880
Tyco International Ltd.	407,900	18,180,103
Total		29,651,983
Electrical Equipment 1.0%
Emerson Electric Co.	297,175	18,597,212

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Industrial Conglomerates 1.0%
3M Co.	124,400	$17,624,992
Machinery 2.1%
Cummins, Inc.	103,025	13,597,240
Snap-On, Inc.	199,905	24,204,497
Total		37,801,737
Professional Services 2.1%
Equifax, Inc.	182,800	13,662,472
Nielsen NV	293,150	12,995,339
Robert Half International, Inc.	237,600	11,642,400
Total		38,300,211
Road & Rail 2.0%
Ryder System, Inc.	167,250	15,047,483
Union Pacific Corp.	199,750	21,656,895
Total		36,704,378
Trading Companies & Distributors 0.3%
WW Grainger, Inc.	25,940	6,527,801
Transportation Infrastructure 0.7%
Macquarie Infrastructure Co. LLC	180,790	12,058,693
TOTAL INDUSTRIALS		301,104,385
INFORMATION TECHNOLOGY 14.3%
Communications Equipment 1.5%
QUALCOMM, Inc.	356,500	26,655,505
IT Services 2.7%
Accenture PLC, Class A	174,100	14,157,812
Automatic Data Processing, Inc.	185,100	15,378,108
International Business Machines Corp.	106,075	20,136,217
Total		49,672,137
Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	803,900	17,372,279
Avago Technologies Ltd.	308,400	26,830,800
Intel Corp.	916,745	31,921,061
Xilinx, Inc.	369,800	15,661,030
Total		91,785,170

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 3.5%
Microsoft Corp.	1,054,900	$48,905,164
Oracle Corp.	369,650	14,150,202
Total		63,055,366
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	298,325	30,056,244
TOTAL INFORMATION TECHNOLOGY		261,224,422
MATERIALS 2.1%
Chemicals 1.1%
LyondellBasell Industries NV, Class A	189,120	20,549,779
Paper & Forest Products 1.0%
International Paper Co.	399,100	19,053,034
TOTAL MATERIALS		39,602,813
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
Verizon Communications, Inc.	842,800	42,131,572
TOTAL TELECOMMUNICATION SERVICES		42,131,572
UTILITIES 3.7%
Electric Utilities 1.1%
NextEra Energy, Inc.	215,650	20,245,222

Issuer	Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Gas Utilities 0.8%
Laclede Group, Inc. (The)	301,300	$13,980,320
Multi-Utilities 1.8%
CenterPoint Energy, Inc.	507,650	12,422,195
Wisconsin Energy Corp.	481,000	20,683,000
Total		33,105,195
TOTAL UTILITIES		67,330,737
Total Common Stocks (Cost: $1,501,105,445)		$1,769,349,149

Mutual Funds 1.6%
Kayne Anderson MLP Investment Co.	714,150	$29,165,886
Total Mutual Funds (Cost: $24,372,250)		$29,165,886

	Shares	Value

Money Market Funds 1.9%
Columbia Short-Term Cash Fund, 0.093% (a)(b)	34,248,240	34,248,240
Total Money Market Funds (Cost: $34,248,240)		$34,248,240
Total Investments
(Cost: $1,559,725,935)		$1,832,763,275(c)
Other Assets & Liabilities, Net		(5,739,356)
Net Assets		$1,827,023,919

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at September 30, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,103,780	189,513,057	(184,368,597)	34,248,240	17,269	34,248,240

(c)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	136,465,388	—	—	136,465,388
Consumer Staples	154,798,347	—	—	154,798,347
Energy	201,159,234	—	—	201,159,234
Financials	270,500,915	—	—	270,500,915
Health Care	295,031,336	—	—	295,031,336
Industrials	301,104,385	—	—	301,104,385
Information Technology	261,224,422	—	—	261,224,422
Materials	39,602,813	—	—	39,602,813
Telecommunication Services	42,131,572	—	—	42,131,572
Utilities	67,330,737	—	—	67,330,737
Total Equity Securities	1,769,349,149	—	—	1,769,349,149
Mutual Funds
Equity Funds	29,165,886	—	—	29,165,886
Money Market Funds	34,248,240	—	—	34,248,240
Total Mutual Funds	63,414,126	—	—	63,414,126
Total	1,832,763,275	—	—	1,832,763,275

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – TCW Core Plus Bond Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 20.8%
Airlines 1.2%
America West Airlines Pass-Through Trust Pass-Thru Certificates
10/02/22	7.100%	$2,940,005	$3,278,106
American Airlines Pass-Through Trust
Series 2011-1 Class A
07/31/22	5.250%	2,448,411	2,632,042
Series 2013-2 Class A
01/15/23	4.950%	2,320,274	2,479,909
Continental Airlines Pass-Through Trust
Pass-Through Certificates
06/15/21	6.703%	1,168,672	1,262,166
Series 2007-1 Class A
10/19/23	5.983%	10,123,942	11,237,575
Guanay Finance Ltd. Senior Secured (a)
12/15/20	6.000%	1,500,000	1,591,875
Total			22,481,673
Apartment REIT 0.1%
Post Apartment Homes LP Senior Unsecured
12/01/22	3.375%	2,315,000	2,253,134
Automotive 0.5%
General Motors Financial Co., Inc.
07/10/17	2.625%	3,525,000	3,540,993
09/25/17	3.000%	4,000,000	4,040,000
Tenedora Nemak SA de CV Senior Unsecured (a)
02/28/23	5.500%	2,000,000	2,050,000
Total			9,630,993
Banking 5.6%
Bank of America Corp. Senior Unsecured (b)
04/01/19	1.105%	6,000,000	6,045,415
Bank of America NA Subordinated Notes (b)
06/15/16	0.514%	3,500,000	3,487,666
Bank of America Subordinated Notes (b)
06/15/17	0.534%	850,000	844,166
Capital One Bank NA Senior Unsecured
07/23/21	2.950%	8,000,000	7,876,902
Citigroup, Inc.
Senior Unsecured
07/29/19	2.500%	8,000,000	7,928,712
Citigroup, Inc. (b)
Senior Unsecured
04/08/19	1.003%	8,000,000	8,031,792
Credit Suisse (b)
04/10/15	0.474%	5,000,000	5,007,787

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
08/24/15	0.555%	$1,700,000	$1,699,232
12/07/15	0.643%	3,475,000	3,477,474
Goldman Sachs Group, Inc. (The)
Senior Unsecured
04/01/18	6.150%	5,000,000	5,637,800
07/08/24	3.850%	2,750,000	2,732,663
Goldman Sachs Group, Inc. (The) (b)
Senior Unsecured
11/29/23	1.835%	1,275,000	1,308,147
HSBC Holdings PLC Subordinated Notes
03/14/24	4.250%	3,175,000	3,212,478
ICICI Bank Ltd. (b)
04/30/22	6.375%	2,000,000	2,086,000
JPMorgan Chase & Co.
Senior Unsecured
05/13/24	3.625%	2,800,000	2,781,321
Subordinated Notes
09/10/24	3.875%	2,500,000	2,450,858
JPMorgan Chase Bank NA Subordinated Notes (b)
06/13/16	0.564%	11,070,000	11,065,373
Macquarie Bank Ltd. (a)
Subordinated Notes
04/07/21	6.625%	3,174,000	3,616,675
Macquarie Bank Ltd. (a)(b)
Senior Unsecured
06/15/16	0.684%	8,000,000	7,998,576
Morgan Stanley Senior Unsecured
05/13/19	7.300%	5,000,000	5,963,795
Royal Bank of Scotland Group PLC Subordinated Notes
05/28/24	5.125%	5,450,000	5,354,957
Turkiye Garanti Bankasi AS Senior Unsecured
09/13/22	5.250%	1,500,000	1,482,000
UBS AG Senior Unsecured
08/14/19	2.375%	6,000,000	5,947,308
Total			106,037,097
Cable and Satellite 0.1%
CSC Holdings LLC Senior Unsecured (a)
06/01/24	5.250%	1,750,000	1,680,000
Intelsat Jackson Holdings SA Senior Unsecured
04/01/21	7.500%	1,000,000	1,067,500
Total			2,747,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 2.5%
Duke Energy Corp. Senior Unsecured (b)
04/03/17	0.613%	$6,500,000	$6,522,600
Duquesne Light Holdings, Inc. Senior Unsecured (a)
09/15/20	6.400%	3,350,000	3,916,542
Entergy Louisiana LLC 1st Mortgage
04/01/25	3.780%	5,900,000	5,967,596
FirstEnergy Transmission LLC Senior Unsecured (a)
01/15/25	4.350%	7,700,000	7,834,719
Homer City Generation LP Senior Secured PIK
10/01/26	8.734%	2,000,000	2,095,000
Ipalco Enterprises, Inc.
Senior Secured
05/01/18	5.000%	3,840,000	4,046,400
Ipalco Enterprises, Inc. (a)
Senior Secured
04/01/16	7.250%	4,565,000	4,861,725
NextEra Energy Capital Holdings, Inc.
09/01/15	1.339%	5,750,000	5,786,162
PNM Resources, Inc. Senior Unsecured
05/15/15	9.250%	4,650,000	4,878,399
Trans-Allegheny Interstate Line Co. Senior Unsecured (a)
01/15/15	4.000%	2,000,000	2,018,970
Total			47,928,113
Finance Companies 0.7%
CIT Group, Inc. Senior Unsecured
08/15/17	4.250%	5,000,000	5,050,000
General Electric Capital Corp.
Senior Unsecured
01/10/39	6.875%	1,800,000	2,422,595
General Electric Capital Corp. (b)
Senior Unsecured
05/05/26	0.618%	6,000,000	5,718,912
Total			13,191,507
Food and Beverage 0.1%
ConAgra Foods, Inc. Senior Unsecured (b)
07/21/16	0.603%	2,600,000	2,603,250
Health Care 1.4%
Catholic Health Initiatives
08/01/18	2.600%	1,525,000	1,545,686

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Secured
11/01/22	2.950%	$6,530,000	$6,379,071
DaVita HealthCare Partners, Inc.
07/15/24	5.125%	5,000,000	4,912,500
HCA, Inc. Senior Secured
02/15/20	6.500%	4,000,000	4,370,000
Hartford HealthCare Corp. Senior Secured
04/01/44	5.746%	3,000,000	3,565,200
North Shore-Long Island Jewish Health Care, Inc. Secured
11/01/43	6.150%	4,340,000	5,281,155
Total			26,053,612
Healthcare REIT 1.8%
HCP, Inc.
Senior Unsecured
02/01/21	5.375%	4,154,000	4,635,391
11/15/23	4.250%	3,005,000	3,097,353
08/15/24	3.875%	2,000,000	1,959,284
Health Care REIT, Inc.
Senior Unsecured
01/15/21	4.950%	667,000	733,817
01/15/22	5.250%	6,173,000	6,829,375
03/15/23	3.750%	780,000	770,097
Healthcare Realty Trust, Inc. Senior Unsecured
01/15/21	5.750%	4,215,000	4,693,280
Healthcare Trust of America Holdings LP
07/15/21	3.375%	8,900,000	8,855,215
Ventas Realty LP/Capital Corp.
04/01/20	2.700%	905,000	890,350
03/01/22	4.250%	978,000	1,019,218
Total			33,483,380
Independent Energy 0.2%
Marathon Oil Corp. Senior Unsecured
07/15/23	8.125%	2,000,000	2,539,920
Rio Oil Finance Trust Senior Secured (a)
07/06/24	6.250%	1,500,000	1,547,403
Total			4,087,323
Life Insurance 1.1%
Jackson National Life Global Funding Secured (a)
04/16/19	2.300%	4,500,000	4,488,125
MassMutual Global Funding II Senior Secured (a)
10/17/22	2.500%	3,370,000	3,241,569

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Life Insurance (continued)
MetLife, Inc.
12/15/36	6.400%	$2,975,000	$3,317,125
Pricoa Global Funding I Secured (a)
05/16/19	2.200%	4,000,000	3,946,548
Prudential Insurance Co. of America (The) Senior Subordinated Notes (a)
07/01/25	8.300%	2,000,000	2,715,978
Teachers Insurance & Annuity Association of America Subordinated Notes (a)(b)
09/15/54	4.375%	3,920,000	3,950,565
Total			21,659,910
Midstream 1.0%
Access Midstream Partners LP/Finance Corp.
05/15/23	4.875%	2,000,000	2,052,500
03/15/24	4.875%	2,000,000	2,045,000
El Paso Pipeline Partners Operating Co. LLC
05/01/24	4.300%	2,350,000	2,334,607
Energy Transfer Partners LP Senior Unsecured
02/01/23	3.600%	2,510,000	2,443,237
Enterprise Products Operating LLC
02/15/24	3.900%	1,350,000	1,369,915
Kinder Morgan Energy Partners LP Senior Unsecured
02/01/24	4.150%	1,000,000	987,557
Rockies Express Pipeline LLC (a)
Senior Unsecured
01/15/19	6.000%	1,000,000	1,040,000
04/15/20	5.625%	2,850,000	2,935,500
Sabine Pass Liquefaction LLC Senior Secured (a)
05/15/24	5.750%	3,000,000	3,052,500
Texas Eastern Transmission LP Senior Unsecured (a)
10/15/22	2.800%	1,350,000	1,291,833
Total			19,552,649
Office REIT 1.5%
Alexandria Real Estate Equities, Inc.
06/15/23	3.900%	9,700,000	9,665,711
BioMed Realty LP
04/15/16	3.850%	6,492,000	6,766,761
Boston Properties LP Senior Unsecured
05/15/21	4.125%	1,351,000	1,430,094
Piedmont Operating Partnership LP
06/01/23	3.400%	4,815,000	4,551,706

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Office REIT (continued)
Reckson Operating Partnership LP Senior Unsecured
03/31/16	6.000%	$5,060,000	$5,387,721
Total			27,801,993
Other Financial Institutions 0.1%
PT Perusahaan Gas Negara Persero Tbk Senior Unsecured (a)
05/16/24	5.125%	2,000,000	2,005,000
Other Industry 0.1%
Odebrecht Offshore Drilling Finance Ltd. Senior Secured (a)
10/01/22	6.750%	953,700	989,464
Other REIT 0.4%
Prologis LP
08/15/17	4.500%	7,000,000	7,497,938

Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	1,000,000	1,027,500

Property & Casualty 0.7%
Farmers Exchange Capital II Subordinated Notes (a)(b)
11/01/53	6.151%	4,810,000	5,468,922
Farmers Exchange Capital Subordinated Notes (a)
07/15/28	7.050%	3,225,000	4,007,008
Nationwide Mutual Insurance Co. (a)
Subordinated Notes
04/01/33	7.875%	1,330,000	1,806,818
Nationwide Mutual Insurance Co. (a)(b)
Subordinated Notes
12/15/24	5.810%	2,815,000	2,832,594
Total			14,115,342
Retail REIT 0.3%
ARC Properties Operating Partnership LP/Clark Acquisition LLC (a)
02/06/17	2.000%	5,950,000	5,946,715

Technology 0.3%
Oracle Corp. Senior Unsecured
07/08/24	3.400%	5,000,000	4,984,260

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Transportation Services 0.2%
Sydney Airport Finance Co. Pty Ltd. (a)
Senior Secured
02/22/21	5.125%	$3,330,000	$3,706,070
03/22/23	3.900%	600,000	608,311
Total			4,314,381
Wireless 0.3%
Sprint Communications, Inc. (a)
11/15/18	9.000%	4,875,000	5,636,719
Wirelines 0.5%
AT&T, Inc. Senior Unsecured
12/01/22	2.625%	850,000	804,087
Verizon Communications, Inc.
Senior Unsecured
09/15/43	6.550%	975,000	1,218,157
Verizon Communications, Inc. (a)
Senior Unsecured
08/21/54	5.012%	349,000	350,657
Verizon Communications, Inc. (b)
Senior Unsecured
06/09/17	0.632%	7,000,000	7,016,702
Windstream Corp.
11/01/17	7.875%	1,000,000	1,110,000
Total			10,499,603
Total Corporate Bonds & Notes (Cost: $396,050,211)			$396,529,056

Residential Mortgage-Backed Securities - Agency 25.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO IO Series KS02 Class A (b)(c)
08/25/23	0.536%	7,967,182	7,967,182
Federal Home Loan Mortgage Corp. (b)(c)
CMO Series 2863 Class FM
10/15/31	0.654%	6,401,383	6,457,702
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 2980 Class SL
11/15/34	6.546%	599,822	134,087
Federal Home Loan Mortgage Corp. (c)
07/01/43	3.000%	7,566,916	7,481,431
09/01/32	3.500%	1,921,215	2,000,904
09/01/30- 07/01/43	4.000%	3,942,739	4,165,065
05/01/24- 04/01/41	4.500%	29,451,378	31,802,371
09/01/29- 07/01/41	5.000%	6,245,592	6,902,725
05/01/23- 02/01/41	5.500%	3,469,498	3,864,443

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
04/01/36- 11/01/39	6.000%	$787,753	$890,359
CMO Series 280 Class 30
09/15/42	3.000%	7,606,475	7,480,968
Federal Home Loan Mortgage Corp. (c)(d)
CMO IO Series 4037 Class PI
04/15/27	3.000%	1,889,063	206,675
CMO IO Series 4090 Class EI
08/15/22	2.500%	2,996,523	221,332
CMO IO Series 4093 Class IA
03/15/42	4.000%	2,157,500	824,698
Federal Home Loan Mortgage Corp. (c)(e)
08/01/44	4.000%	12,314,377	13,047,837
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2004-94 Class HJ
10/25/34	6.546%	538,068	67,116
CMO IO Series 2006-8 Class HL
03/25/36	6.546%	3,073,023	566,509
CMO IO Series 2013-81 Class NS
10/25/42	6.046%	1,388,237	233,390
CMO IO Series 2013-M12 Class SA
10/25/17	6.516%	1,518,105	153,056
CMO IO Series 2013-M14 Class SA
08/25/18	6.496%	17,794,305	3,194,635
Federal National Mortgage Association (c)
12/01/42- 08/01/43	3.000%	9,856,871	9,751,617
01/01/21- 03/01/43	3.500%	9,848,267	10,235,213
04/01/26- 04/01/44	4.000%	27,115,459	28,788,472
02/01/18- 07/01/26	4.500%	12,062,365	12,782,534
04/01/18- 12/01/41	5.000%	4,707,218	5,134,576
08/01/25- 06/01/28	5.500%	288,353	322,584
11/01/38- 11/01/40	6.000%	10,777,662	12,237,917
CMO Series 2013-13 Class PH
04/25/42	2.500%	12,007,812	12,032,524
Federal National Mortgage Association (c)(d)
CMO IO Series 2013-45 Class IK
02/25/43	3.000%	999,681	138,663
Federal National Mortgage Association (c)(e)
10/20/29	2.500%	9,000,000	9,050,625
10/20/29	3.000%	6,000,000	6,180,000
10/01/33- 10/14/44	3.000%	37,656,310	37,169,986
10/20/29- 10/14/44	3.500%	75,635,000	77,394,432
10/14/44	4.000%	79,980,000	84,283,924
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2011-78 Class IX
08/16/46	1.006%	39,724,706	2,140,407
CMO IO Series 2013-124 Class SB
10/20/41	5.997%	5,038,726	718,546
Government National Mortgage Association (c)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/15/41- 06/15/42	3.500%	$10,598,920	$10,976,511
07/15/40- 12/15/41	4.000%	7,053,516	7,506,819
08/15/33- 12/20/41	4.500%	719,965	787,465
04/15/35- 11/15/41	5.000%	1,893,396	2,093,580
Series 2011-144 Class AE
07/16/35	1.665%	4,454,171	4,462,821
Government National Mortgage Association (c)(e)
10/23/44	3.500%	2,355,000	2,433,377
10/23/44	4.000%	12,460,000	13,204,678
10/23/44	4.500%	9,640,000	10,454,881
Government National Mortgage Association (c)(f)(g)
CMO PO Series 2006-26 Class PO
06/20/36	0.000%	109,935	103,832
NCUA Guaranteed Notes (b)(c)
CMO Series 2010-R3 Class 2A
12/08/20	0.716%	14,018,428	14,121,924
CMO Series 2011-R4 Class 1A
03/06/20	0.536%	3,482,511	3,490,129

Total Residential Mortgage-Backed Securities - Agency (Cost: $474,001,529)			$475,660,522

Residential Mortgage-Backed Securities - Non-Agency 9.0%
BCAP LLC Trust (a)(b)(c)
03/26/37	2.132%	4,891,481	4,864,734
BCAP LLC CMO Series 2014-RR2 Class 11A1 (a)(b)(c)
05/26/37	0.286%	8,693,646	8,285,152
Banc of America Funding Trust Series 2006-G Class 2A1 (b)(c)
07/20/36	0.374%	4,348,453	4,024,489
Chevy Chase Funding LLC Mortgage-Backed Certificates CMO Series 2004-1A Class A1 (AMBAC) (a)(b)(c)
01/25/35	0.435%	68,106	61,395
CitiMortgage Alternative Loan Trust CMO Series 2006-A5 Class 1A12 (c)
10/25/36	6.000%	4,970,413	4,409,551
Countrywide Alternative Loan Trust (b)(c)
CMO Series 2005-76 Class 1A1
01/25/36	1.595%	9,801,413	9,159,420
Series 2006-HY12 Class A5
08/25/36	3.640%	6,400,000	6,209,402
Credit Suisse First Boston Mortgage Securities Corp. (b)(c)
CMO Series 2004-AR8 Class 7A1
09/25/34	2.406%	1,276,888	1,262,078
Series 2004-AR5 Class 2A1
06/25/34	2.520%	4,604,198	4,606,362
Credit Suisse Mortgage Capital Certificates (a)(b)(c)
CMO Series 2009-3R Class 30A1
07/27/37	2.357%	4,676,958	4,707,620

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
CMO Series 2014-6R Class 5A1
07/27/36	0.275%	$4,994,397	$4,686,857
Credit Suisse Mortgage Capital Certificates (a)(c)
Series 2009-14R Class 2A1
06/26/37	5.000%	5,094,403	5,258,953
Deutsche Mortgage Securities, Inc. REMIC Trust CMO Series 2010-RS2 Class A3 (a)(b)(c)
06/28/47	3.815%	5,450,000	5,497,045
First Horizon Alternative Mortgage Securities Trust (b)(c)
CMO Series 2005-AA10 Class 2A1
12/25/35	2.260%	7,270,781	6,281,555
CMO Series 2005-AA7 Class 2A1
09/25/35	2.239%	6,304,468	5,548,808
First Horizon Alternative Mortgage Securities Trust (c)
CMO Series 2006-FA8 Class 1A11
02/25/37	6.000%	2,428,381	1,975,595
GMAC Mortgage Loan Trust CMO Series 2005-AR6 Class 2A1 (b)(c)
11/19/35	2.979%	4,572,498	4,292,255
GSAA Home Equity Trust Series 2005-9 Class 1A1 (b)(c)
08/25/35	0.435%	4,893,217	4,769,350
GSR Mortgage Loan Trust CMO Series 2005-AR6 Class 4A5 (b)(c)
09/25/35	2.682%	3,016,732	3,046,875
IndyMac Index Mortgage Loan Trust CMO Series 2005-AR15 Class A1 (b)(c)
09/25/35	4.549%	2,890,149	2,548,817
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class A2C (b)(c)
08/25/36	0.355%	4,049,113	3,975,994
Merrill Lynch Mortgage-Backed Securities Trust CMO Series 2007-2 Class 1A1 (b)(c)
08/25/36	2.514%	5,513,918	5,082,669
Morgan Stanley Mortgage Loan Trust CMO Series 2005-2AR Class A (b)(c)
04/25/35	0.415%	5,455,321	5,074,327
Mortgage Equity Conversion Asset Trust CMO Series 2007-FF2 Class A (a)(b)(c)
02/25/42	0.580%	2,027,693	1,703,262
MortgageIT Trust CMO Series 2005-4 Class A1 (b)(c)
10/25/35	0.435%	5,121,635	4,696,191
Nomura Resecuritization Trust (a)(b)(c)
CMO Series 2014-2R Class 2A1
10/26/36	0.345%	5,641,293	5,570,777
CMO Series 2014-3R Class 1A1
01/26/37	0.364%	8,938,526	8,799,085
RALI Trust CMO Series 2005-QA8 Class CB21 (b)(c)
07/25/35	3.182%	4,121,863	3,462,756

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Saxon Asset Securities Trust Series 2006-2 Class A2 (b)(c)
09/25/36	0.285%	$5,645,507	$5,401,723
WaMu Mortgage Pass-Through Certificates Trust (b)(c)
CMO Series 2003-AR10 Class A7
10/25/33	2.421%	2,634,475	2,698,791
CMO Series 2003-AR9 Class 1A6
09/25/33	2.407%	1,898,459	1,965,898
CMO Series 2005-AR15 Class A1A1
11/25/45	0.415%	4,944,913	4,648,144
CMO Series 2006-AR11 Class 1A
09/25/46	1.075%	9,224,562	8,069,259
CMO Series 2007-HY2 Class 1A1
12/25/36	2.203%	6,620,421	5,967,793
Series 2005-AR4 Class A5
04/25/35	2.372%	3,706,000	3,628,819
WaMu Mortgage Pass-Through Certificates CMO Series 2006-AR4 Class 1A1A (b)(c)
05/25/46	1.055%	8,825,136	8,293,457

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $170,667,383)			$170,535,258

Commercial Mortgage-Backed Securities - Agency 4.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (c)
Series K007 Class A2
03/25/20	4.224%	5,585,000	6,106,645
Series K501 Class A2
11/25/16	1.655%	1,000,000	1,013,248
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates Series K038 Class A2 (c)
03/25/24	3.389%	5,130,000	5,298,271
Federal National Mortgage Association (b)(c)
Series 2001-M2 Class Z2
06/25/31	6.300%	806,573	897,496
Series 2012-M14 Class A2
09/25/22	2.301%	7,185,000	6,915,563
Federal National Mortgage Association (c)
03/01/23	2.354%	4,423,231	4,319,523
12/01/19	4.514%	6,812,713	7,518,160
01/01/18	3.770%	4,021,531	4,043,225
04/01/19	2.300%	8,332,071	8,438,965
01/01/21	4.451%	7,793,141	8,605,669
06/01/21	4.375%	5,621,712	6,203,265
12/01/20	3.615%	3,581,796	3,778,226
05/01/19	4.450%	7,772,794	8,522,243
06/01/23	2.764%	3,731,546	3,734,850
08/01/21	3.840%	9,709,781	10,475,112
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2010-155 Class IO
06/16/39	0.840%	7,115,797	452,437

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency (continued)
CMO IO Series 2011-121 Class IO
06/16/43	1.041%	$22,667,090	$945,376
CMO IO Series 2012-55 Class IO
04/16/52	1.200%	4,080,016	225,372
Government National Mortgage Association (c)
Series 2010-136 Class B
12/16/36	2.766%	5,527,818	5,599,597
Government National Mortgage Association (c)(d)
CMO IO Series 2012-125 Class IK
08/16/52	0.561%	25,000,000	591,750

Total Commercial Mortgage-Backed Securities - Agency (Cost: $93,742,838)			$93,684,993

Commercial Mortgage-Backed Securities - Non-Agency 4.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-4 Class A4 (b)(c)
07/10/45	5.369%	6,000,000	6,024,912
Citigroup/Deutsche Bank Commercial Mortgage Trust (b)(c)
Series 2006-CD2 Class A1B
01/15/46	5.481%	3,540,074	3,705,172
Series 2007-CD4 Class A1A
12/11/49	5.289%	5,659,519	6,013,896
Credit Suisse Commercial Mortgage Trust Series 2007-C2 Class A1A (b)(c)
01/15/49	5.526%	4,542,856	4,853,779
DBUBS Mortgage Trust Series 2011-LC2A Class A1FL (a)(b)(c)
07/12/44	1.504%	4,187,996	4,280,903
GS Mortgage Securities Trust Series 2011-GC3 Class A2 (a)(c)
03/10/44	3.645%	4,341,307	4,477,875
JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD11 Class A2 (b)(c)
06/15/49	5.966%	582,115	586,700
JPMorgan Chase Commercial Mortgage Securities Trust (a)(c)
Series 2011-C3 Class A3
02/15/46	4.388%	6,100,000	6,573,063
JPMorgan Chase Commercial Mortgage Securities Trust (b)(c)
Series 2005-LDP5 Class A4
12/15/44	5.404%	6,000,000	6,185,555
LB Commercial Mortgage Trust (b)(c)
Series 2007-C3 Class A1A
07/15/44	6.056%	3,135,243	3,445,547
LB Commercial Mortgage Trust (c)
Series 2007-C3 Class A4B
07/15/44	5.517%	300,000	325,025
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A1A (c)
12/12/49	5.166%	9,614,804	10,258,554
Morgan Stanley Capital I Trust (a)(c)
Series 2011-C1 Class A2
09/15/47	3.884%	8,250,000	8,520,047

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Morgan Stanley Capital I Trust (b)(c)
Series 2007-HQ11 Class A1A
02/12/44	5.422%	$4,130,183	$4,384,065
WF-RBS Commercial Mortgage Trust Series 2011-C2 Class A2 (a)(c)
02/15/44	3.791%	6,000,000	6,177,900
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class A4 (b)(c)
01/15/45	5.418%	5,266,226	5,462,609

Total Commercial Mortgage-Backed Securities (Cost: $81,893,902)			$81,275,602

Asset-Backed Securities - Non-Agency 8.2%
Citigroup Mortgage Loan Trust, Inc. Series 2006-NC1 Class A2C (b)
08/25/36	0.295%	6,984,928	5,382,474
Education Loan Asset-Backed Trust I Series 2013-1 Class A2 (a)(b)
04/26/32	0.955%	3,090,000	3,087,604
Global SC Finance II SRL Series 2014-A2 Class 1A (a)
07/17/24	3.090%	5,423,083	5,360,448
HSBC Home Equity Loan Trust USA Series 2006-2 Class A2 (b)
03/20/36	0.334%	2,598,377	2,576,620
Henderson Receivables LLC Series 2014-2A Class A (a)
01/17/73	3.610%	3,790,000	3,771,581
Higher Education Funding I Series 2014-1 Class A (a)(b)
05/25/34	1.288%	3,020,181	2,993,570
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-2 Class A2C (b)
05/25/37	0.395%	6,525,257	3,876,714
Navient Student Loan Trust (b)
Series 2014-1 Class A3
06/25/31	0.665%	7,700,000	7,700,246
Series 2014-A Class 2
03/25/43	0.797%	9,505,000	9,505,304
Series 2014-A Class 3
03/25/43	0.777%	9,505,000	9,505,304
Series 2014-A Class 4
03/25/43	0.832%	7,225,000	7,225,231
Nelnet Student Loan Trust (a)(b)
Series 2012-5A Class A
10/27/36	0.755%	107,797	107,360
Series 2014-4A Class A2
11/25/43	1.105%	4,345,000	4,345,138
SLC Student Loan Trust (b)
Series 2006-1 Class B
03/15/39	0.444%	678,154	605,279
Series 2008-2 Class B

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
09/15/22	1.984%	$2,915,000	$2,926,995
SLM Student Loan Trust (a)(b)
Series 2003-11 Class A5
12/15/22	0.284%	2,646,354	2,636,559
Series 2004-5A Class A5
10/25/23	0.756%	9,555,000	9,601,619
Series 2004-8A Class A5
04/25/24	0.734%	7,306,537	7,338,572
Series 2009-3 Class A
01/25/45	0.905%	9,172,822	9,165,493
SLM Student Loan Trust (b)
Series 2003-14 Class A5
01/25/23	0.464%	2,260,805	2,255,463
Series 2005-4 Class A3
01/25/27	0.354%	8,850,000	8,734,269
Series 2007-7 Class B
10/25/28	0.984%	1,990,000	1,807,770
Series 2007-8 Class B
04/27/43	1.234%	3,095,182	2,897,499
Series 2008-4 Class A4
07/25/22	1.884%	2,900,000	3,049,791
Series 2008-5 Class B
07/25/29	2.084%	2,860,000	2,932,481
Series 2008-8 Class A4
04/25/23	1.734%	2,925,000	3,049,035
Series 2008-9 Class A
04/25/23	1.734%	14,629,247	15,162,293
Series 2008-9 Class B
10/25/29	2.484%	2,775,000	2,943,254
Series 2012-3 Class A
12/26/25	0.805%	7,588,919	7,645,426
Soundview Home Loan Trust (b)
Series 2005-OPT4 Class 2A3
12/25/35	0.675%	5,308,482	5,211,506
Series 2006-WF2 Class A2C
12/25/36	0.295%	2,619,802	2,567,471

Total Asset-Backed Securities - Non-Agency (Cost: $155,731,492)			$155,968,369

Inflation-Indexed Bonds 0.9%

UNITED STATES 0.9%
U.S. Treasury Inflation-Indexed Bond
07/15/24	0.125%	7,706,035	7,398,395
02/15/44	1.375%	8,863,081	9,480,031
Total			16,878,426
Total Inflation-Indexed Bonds (Cost: $17,237,403)			$16,878,426

U.S. Treasury Obligations 20.2%
U.S. Treasury
07/31/16	0.500%	72,760,000	72,768,513
08/31/16	0.500%	68,080,000	68,010,831
07/31/19	1.625%	83,630,000	83,107,312
08/15/24	2.375%	120,240,000	118,849,785

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations (continued)
08/15/44	3.125%	$42,835,000	$42,152,296
Total U.S. Treasury Obligations (Cost: $384,127,597)			$384,888,737

U.S. Government & Agency Obligations 0.7%
Federal Farm Credit Banks
10/22/25	2.730%	4,740,000	4,489,908
10/23/25	2.680%	2,775,000	2,617,269
10/18/27	2.950%	1,920,000	1,796,801
Federal Home Loan Banks
07/30/25	2.850%	4,345,000	4,216,232

Total U.S. Government & Agency Obligations (Cost: $13,013,005)			$13,120,210

Foreign Government Obligations(h) 0.3%

COLOMBIA 0.1%
Ecopetrol SA Senior Unsecured
05/28/45	5.875%	2,000,000	2,025,000

HUNGARY 0.1%
Hungary Government International Bond Senior Unsecured
03/25/24	5.375%	1,500,000	1,588,125

PERU 0.1%
Corporacion Financiera de Desarrollo SA Subordinated Notes (a)(b)
07/15/29	5.250%	1,500,000	1,520,625

VENEZUELA —%
Venezuela Government International Bond Senior Unsecured
10/13/19	7.750%	1,500,000	1,038,750

Total Foreign Government Obligations (Cost: $6,517,194)			$6,172,500

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 1.5%

California 0.3%
University of California Revenue Bonds Taxable Floating Rate Notes Series 2011Y-1 (b)
07/01/41	0.652%	6,575,000	6,592,095

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

Illinois 0.5%
City of Chicago Refunding Unlimited General Obligation Bonds Taxable Project Series 2009E
01/01/29	6.050%	$1,000,000	$1,034,830
State of Illinois Unlimited General Obligation Bonds Taxable Pension Series 2003
06/01/23	4.950%	7,775,000	8,069,284
Total			9,104,114

New York 0.7%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/31	5.206%	2,400,000	2,691,240
Series 2010
10/01/24	5.047%	5,000,000	5,597,850
New York State Urban Development Corp. Revenue Bonds Taxable State Personal Income Tax Series 2013
03/15/22	3.200%	4,375,000	4,487,831
Total			12,776,921
Total Municipal Bonds (Cost: $28,474,687)			$28,473,130

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.9%

Environmental —%
STI Infrastructure SARL Term Loan (b)(i)
08/22/20	6.250%	967,619	948,267

Finance Companies 0.1%
Delos Finance SARL Term Loan (b)(i)
03/06/21	3.500%	1,500,000	1,478,745

Gaming 0.1%
Twin River Management Group, Inc. Term Loan (b)(i)
07/10/20	5.250%	1,496,250	1,488,769

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Independent Energy 0.1%
EMG Utica LLC Term Loan (b)(i)
03/27/20	4.750%	$1,500,000	$1,498,125
MEG Energy Corp. Term Loan (b)(i)
03/31/20	3.750%	1,496,156	1,485,996
Total			2,984,121

Metals 0.1%
Murray Energy Corp. Term Loan (b)(i)
12/05/19	5.250%	1,496,241	1,491,797

Midstream 0.1%
Power Buyer LLC (b)(i)
1st Lien Term Loan
05/06/20	4.250%	75,669	73,967
05/06/20	4.250%	1,420,734	1,388,767
Total			1,462,734

Oil Field Services 0.1%
Drillships Ocean Ventures, Inc. Term Loan (b)(i)
07/25/21	5.500%	1,500,000	1,451,250

Technology 0.1%
First Data Corp. Term Loan (b)(i)
03/24/17	3.655%	1,500,000	1,472,250
eResearch Technology, Inc. Term Loan (b)(i)
05/02/18	6.000%	1,500,000	1,498,125
Total			2,970,375

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)

Transportation Services 0.1%
OSG International, Inc. Term Loan (b)(i)
08/05/19	5.750%	$1,496,250	$1,488,769

Wirelines 0.1%
Level 3 Financing, Inc. Tranche B-3 Term Loan (b)(i)
08/01/19	4.000%	1,500,000	1,471,875

Total Senior Loans (Cost: $17,489,354)			$17,236,702

Issuer	Effective Yield	Principal Amount	Value

Treasury Bills 0.1%

UNITED STATES 0.1%
U.S. Treasury Bills (j)
12/04/14	0.020%	910,000	909,975

Total Treasury Bills (Cost: $909,984)			$909,975

		Shares	Value

Money Market Funds 16.5%
Columbia Short-Term Cash Fund, 0.093% (k)(l)		313,985,903	$313,985,903

Total Money Market Funds (Cost: $313,985,903)			$313,985,903
Total Investments
(Cost: $2,153,842,482) (m)			$2,155,319,383(n)
Other Assets & Liabilities, Net			(252,393,042)
Net Assets			$1,902,926,341

Investments in Derivatives Futures Contracts Outstanding at September 30, 2014

At September 30, 2014, securities totaling $909,973 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US ULTRA T-BOND	310	USD	47,275,000	12/2014	225,399	—

Notes to Portfolio of Investments

(a)                                  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $227,558,118 or 11.96% of net assets.

(b)                                  Variable rate security.

(c)                                  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)                                 Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(e)                                  Represents a security purchased on a when-issued or delayed delivery basis.

(f)                                     Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at September 30, 2014 was $103,832, which represents 0.01% of net assets.  Information concerning such security holdings at September 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Government National Mortgage Association
CMO PO Series 2006-26 Class PO
06/20/36 0.000%	5-22-2013	97,119

(g)                                 Principal Only (PO) security issued with a zero coupon. Income is recognized through the accretion of discount.

(h)                                 Principal and interest may not be guaranteed by the government.

(i)                                     Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of September 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(j)                                     This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(k)                                  The rate shown is the seven-day current annualized yield at September 30, 2014.

(l)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	–	1,492,412,752	(1,178,426,849)	313,985,903	119,468	313,985,903

(m)                               At September 30, 2014, the cost of securities for federal income tax purposes was approximately $2,153,842,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$9,737,000
Unrealized Depreciation	(8,260,000)
Net Unrealized Appreciation	$1,477,000

(n)                                 Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

AMBAC          Ambac Assurance Corporation

CMO                      Collateralized Mortgage Obligation

PIK                               Payment-in-Kind

Currency Legend

USD                         US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Airlines	—	6,703,826	15,777,847	22,481,673
All Other Industries	—	374,047,383	—	374,047,383
Residential Mortgage-Backed Securities - Agency	—	475,660,522	—	475,660,522
Residential Mortgage-Backed Securities - Non-Agency	—	154,462,134	16,073,124	170,535,258
Commercial Mortgage-Backed Securities - Agency	—	93,684,993	—	93,684,993
Commercial Mortgage-Backed Securities - Non-Agency	—	81,275,602	—	81,275,602
Asset-Backed Securities - Non-Agency	—	155,968,369	—	155,968,369
Inflation-Indexed Bonds	—	16,878,426	—	16,878,426
U.S. Treasury Obligations	384,888,737	—	—	384,888,737
U.S. Government & Agency Obligations	—	13,120,210	—	13,120,210
Foreign Government Obligations	—	6,172,500	—	6,172,500
Municipal Bonds	—	28,473,130	—	28,473,130
Total Bonds	384,888,737	1,406,447,095	31,850,971	1,823,186,803
Other
Senior Loans	—	17,236,702	—	17,236,702
Total Other	—	17,236,702	—	17,236,702
Short-Term Securities
Treasury Bills	909,975	—	—	909,975
Total Short-Term Securities	909,975	—	—	909,975
Mutual Funds
Money Market Funds	313,985,903	—	—	313,985,903
Total Mutual Funds	313,985,903	—	—	313,985,903
Investments in Securities	699,784,615	1,423,683,797	31,850,971	2,155,319,383
Derivatives
Assets
Futures Contracts	225,399	—	—	225,399
Total	700,010,014	1,423,683,797	31,850,971	2,155,544,782

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate Bonds & Notes ($)	Residential Mortgage- Backed Securities - Agency ($)	Residential Mortgage- Backed Securities - Non-Agency ($)	Total ($)
Balance as of December 31, 2013	—	6,596,904	16,921,774	23,518,678
Accrued discounts/premiums	(47,073)	(1,295)	126	(48,242)
Realized gain (loss)	(8,948)	(35,107)	(2,798,167)	(2,842,222)
Change in unrealized appreciation (depreciation)(a)	(90,851)	(15,944)	3,959,351	3,852,556
Sales	(89,528)	(6,314,853)	(17,456,884)	(23,861,265)
Purchases	16,014,247	—	20,276,711	36,290,958
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	(229,705)	(4,829,787)	(5,059,492)
Balance as of September 30, 2014	15,777,847	—	16,073,124	31,850,971

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $124,299, which is comprised of Corporate Bonds & Notes of $(90,851) and Residential Mortgage-Backed Securities – Non-Agency of $215,150.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and residential mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

	Transfers In			Transfers Out
Level 2 ($)		Level 3 ($)	Level 2 ($)		Level 3 ($)
229,706		—	—		229,706

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Variable Portfolio – Victory Established Value Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
CONSUMER DISCRETIONARY 7.0%
Auto Components 2.4%
Autoliv, Inc.	86,300	$7,932,696
Johnson Controls, Inc.	276,100	12,148,400
Total		20,081,096
Automobiles 1.0%
Harley-Davidson, Inc.	141,800	8,252,760
Hotels, Restaurants & Leisure 0.5%
Marriott International, Inc., Class A	56,900	3,977,310
Media 0.8%
Gannett Co., Inc.	220,700	6,548,169
Multiline Retail 1.8%
Nordstrom, Inc.	223,000	15,246,510
Specialty Retail 0.5%
Penske Automotive Group, Inc.	91,600	3,718,044
TOTAL CONSUMER DISCRETIONARY		57,823,889
CONSUMER STAPLES 4.7%
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc.	206,500	14,806,050
Food Products 2.9%
Ingredion, Inc.	139,000	10,534,810
JM Smucker Co. (The)	138,400	13,700,216
Total		24,235,026
TOTAL CONSUMER STAPLES		39,041,076
ENERGY 4.4%
Oil, Gas & Consumable Fuels 4.4%
Denbury Resources, Inc.	657,800	9,886,734
Devon Energy Corp.	319,500	21,783,510
Energen Corp.	72,400	5,230,176
Total		36,900,420
TOTAL ENERGY		36,900,420

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 23.6%
Banks 5.2%
City National Corp.	121,800	$9,216,606
Cullen/Frost Bankers, Inc.	190,000	14,536,900
Fifth Third Bancorp	419,600	8,400,392
SunTrust Banks, Inc.	302,609	11,508,220
Total		43,662,118
Capital Markets 1.7%
Invesco Ltd.	352,500	13,916,700
Insurance 12.0%
Alleghany Corp. (a)	43,700	18,273,155
Chubb Corp. (The)	150,600	13,716,648
Markel Corp. (a)	29,300	18,639,195
Marsh & McLennan Companies, Inc.	229,900	12,032,966
Progressive Corp. (The)	504,200	12,746,176
Willis Group Holdings PLC	378,569	15,672,757
WR Berkley Corp.	187,713	8,972,681
Total		100,053,578
Real Estate Investment Trusts (REITs) 3.2%
Alexandria Real Estate Equities, Inc.	191,023	14,087,946
DDR Corp.	744,700	12,458,831
Total		26,546,777
Real Estate Management & Development 1.5%
Jones Lang LaSalle, Inc.	97,200	12,280,248
TOTAL FINANCIALS		196,459,421
HEALTH CARE 9.4%
Health Care Equipment & Supplies 4.0%
Becton Dickinson and Co.	118,100	13,440,961
CareFusion Corp. (a)	439,600	19,891,900
Total		33,332,861
Health Care Providers & Services 4.8%
CIGNA Corp.	112,600	10,211,694
Patterson Companies, Inc.	493,772	20,456,974
WellPoint, Inc.	80,500	9,629,410
Total		40,298,078
Pharmaceuticals 0.6%
Hospira, Inc. (a)	89,000	4,630,670
TOTAL HEALTH CARE		78,261,609

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS 16.7%
Building Products 1.6%
Masco Corp.	567,800	$13,581,776
Commercial Services & Supplies 4.2%
Cintas Corp.	179,100	12,642,669
Clean Harbors, Inc. (a)	136,800	7,376,256
Republic Services, Inc.	370,700	14,464,714
Total		34,483,639
Construction & Engineering 1.3%
MasTec, Inc. (a)	356,100	10,903,782
Electrical Equipment 2.5%
Hubbell, Inc., Class B	48,500	5,845,705
Regal-Beloit Corp.	133,000	8,545,250
Rockwell Automation, Inc.	58,025	6,375,787
Total		20,766,742
Machinery 6.3%
Allison Transmission Holdings, Inc.	400,400	11,407,396
Dover Corp.	101,100	8,121,363
Ingersoll-Rand PLC	158,800	8,949,968
Kennametal, Inc.	208,900	8,629,659
Parker-Hannifin Corp.	73,660	8,408,289
Xylem, Inc.	195,900	6,952,491
Total		52,469,166
Professional Services 0.8%
Robert Half International, Inc.	141,900	6,953,100
TOTAL INDUSTRIALS		139,158,205
INFORMATION TECHNOLOGY 17.2%
Communications Equipment 1.8%
Juniper Networks, Inc.	690,713	15,299,293
Electronic Equipment, Instruments & Components 3.1%
Avnet, Inc.	327,600	13,595,400
TE Connectivity Ltd.	217,300	12,014,517
Total		25,609,917
IT Services 4.9%
Broadridge Financial Solutions, Inc.	319,300	13,292,459
Fidelity National Information Services, Inc.	312,900	17,616,270
Teradata Corp. (a)	233,200	9,775,744
Total		40,684,473

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 5.8%
Analog Devices, Inc.	273,200	$13,520,668
KLA-Tencor Corp.	279,300	22,003,254
ON Semiconductor Corp. (a)	1,398,400	12,501,696
Total		48,025,618
Software 1.6%
Synopsys, Inc. (a)	337,600	13,401,032
TOTAL INFORMATION TECHNOLOGY		143,020,333
MATERIALS 8.3%
Chemicals 3.1%
International Flavors & Fragrances, Inc.	100,200	9,607,176
Methanex Corp.	103,800	6,933,840
RPM International, Inc.	200,000	9,156,000
Total		25,697,016
Containers & Packaging 3.1%
Avery Dennison Corp.	204,200	9,117,530
Bemis Co., Inc.	438,800	16,683,176
Total		25,800,706
Metals & Mining 2.1%
Reliance Steel & Aluminum Co.	260,232	17,799,869
TOTAL MATERIALS		69,297,591
UTILITIES 7.3%
Electric Utilities 1.8%
Xcel Energy, Inc.	494,852	15,043,501
Gas Utilities 1.9%
Atmos Energy Corp.	336,500	16,051,050
Multi-Utilities 3.6%
Alliant Energy Corp.	263,700	14,611,617
DTE Energy Co.	169,300	12,880,344
Sempra Energy	17,900	1,886,302
Total		29,378,263
TOTAL UTILITIES		60,472,814
Total Common Stocks (Cost: $695,857,154)		$820,435,358

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.093% (b)(c)	8,022,420	$8,022,420
Total Money Market Funds (Cost: $8,022,420)		$8,022,420

Total Investments
(Cost: $703,879,574)	$828,457,778(d)
Other Assets & Liabilities, Net	3,548,530
Net Assets	$832,006,308

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,901,185	232,163,074	(243,041,839)	8,022,420	11,922	8,022,420

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	57,823,889	—	—	57,823,889
Consumer Staples	39,041,076	—	—	39,041,076
Energy	36,900,420	—	—	36,900,420
Financials	196,459,421	—	—	196,459,421
Health Care	78,261,609	—	—	78,261,609
Industrials	139,158,205	—	—	139,158,205
Information Technology	143,020,333	—	—	143,020,333
Materials	69,297,591	—	—	69,297,591
Utilities	60,472,814	—	—	60,472,814
Total Equity Securities	820,435,358	—	—	820,435,358
Mutual Funds
Money Market Funds	8,022,420	—	—	8,022,420
Total Mutual Funds	8,022,420	—	—	8,022,420
Total	828,457,778	—	—	828,457,778

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Variable Portfolio – Wells Fargo Short Duration Government Fund

September 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency 30.3%
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities Series T-11 Class A8 (a)
01/25/28	6.500%	$1,958,532	$2,210,154
Federal Home Loan Mortgage Corp. (a)
12/01/25-01/01/27	3.500%	30,637,287	32,333,901
06/01/31-04/01/32	4.000%	8,510,002	9,021,615
09/01/24-08/01/26	4.500%	23,966,646	25,754,397
07/01/41	5.500%	2,078,710	2,385,896
11/01/37-12/01/38	6.500%	1,551,527	1,748,857
CMO Series 2638 Class MJ
07/15/33	5.000%	8,075,000	8,946,179
CMO Series 2744 Class JH
02/15/34	5.000%	3,099,000	3,435,365
CMO Series 2762 Class LY
03/15/34	5.000%	3,235,872	3,579,175
CMO Series 3537 Class DL
05/15/39	6.000%	4,857,630	5,460,856
CMO Series 3574 Class D
09/15/39	5.000%	5,919,348	6,449,230
CMO Series 3704 Class CT
12/15/36	7.000%	2,595,791	3,086,665
Structured Pass-Through Securities
CMO Series T-55 Class 1A2
03/25/43	7.000%	1,751	1,949
CMO Series T-57 Class 1A3
07/25/43	7.500%	981,585	1,165,495
CMO Series T-59 Class 1A3
10/25/43	7.500%	192,031	226,923
CMO Series T-60 Class 1A2
03/25/44	7.000%	197,841	241,096
CMO Series T-60 Class 1A3
03/25/44	7.500%	77,719	92,292
Federal Home Loan Mortgage Corp. (a)(b)
08/01/41	3.111%	5,147,642	5,441,507
08/01/41	3.113%	11,040,340	11,623,599
04/01/44	3.236%	1,193,753	1,244,054
10/01/41	3.255%	4,199,627	4,440,407
08/01/41	3.589%	4,693,880	4,994,555
07/01/38	5.876%	5,290,604	5,639,929
10/01/38	5.912%	2,034,020	2,175,202
06/01/37	6.041%	1,608,480	1,714,300
Structured Pass-Through Securities
CMO Series T-41 Class 3A
07/25/32	6.675%	2,161,670	2,461,189
CMO Series T-51 Class 2A
08/25/42	7.500%	2,044,675	2,431,904
Federal National Mortgage Association (a)
11/01/25-06/01/27	3.500%	68,647,334	72,369,115
09/01/25-03/01/33	4.000%	92,344,086	98,762,996
08/01/24-10/01/26	4.500%	20,911,167	22,602,218

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
02/01/23-07/25/40	5.000%	$33,491,287	$36,352,148
04/01/40-05/01/41	5.500%	9,507,583	10,805,494
08/01/39-10/01/39	6.500%	7,743,300	8,786,817
07/01/32	7.500%	361,983	412,755
CMO Series 2000-T6 Class A1
06/25/30	7.500%	711,766	819,963
CMO Series 2001-T1 Class A1
10/25/40	7.500%	5,774,216	6,738,394
CMO Series 2001-T3 Class A1
11/25/40	7.500%	803,434	934,094
CMO Series 2001-T4 Class A1
07/25/41	7.500%	118,290	140,194
CMO Series 2001-T8 Class A1
07/25/41	7.500%	2,918,685	3,288,608
CMO Series 2002-14 Class A1
01/25/42	7.000%	871,493	994,143
CMO Series 2002-14 Class A2
01/25/42	7.500%	1,835,624	2,159,463
CMO Series 2002-26 Class A1
01/25/48	7.000%	1,148,080	1,327,470
CMO Series 2002-26 Class A2
01/25/48	7.500%	3,396,437	4,058,276
CMO Series 2002-33 Class A2
06/25/32	7.500%	175,571	205,485
CMO Series 2002-80 Class A1
11/25/42	6.500%	1,506,817	1,723,097
CMO Series 2002-90 Class A1
06/25/42	6.500%	33,326	38,066
CMO Series 2002-T12 Class A3
05/25/42	7.500%	5,930,937	6,914,067
CMO Series 2002-T16 Class A2
07/25/42	7.000%	890,792	1,031,591
CMO Series 2002-W8 Class A3
06/25/42	7.500%	142,728	166,699
CMO Series 2003-25 Class KP
04/25/33	5.000%	4,229,476	4,593,900
CMO Series 2003-W2 Class 1A1
07/25/42	6.500%	21,966	25,005
CMO Series 2004-W11 Class 1A2
05/25/44	6.500%	3,208,262	3,708,738
CMO Series 2004-W14 Class 2A
07/25/44	7.500%	181,359	209,924
CMO Series 2004-W2 Class 5A
03/25/44	7.500%	297,053	340,516
CMO Series 2004-W9 Class 1A3
02/25/44	6.050%	5,965,692	6,674,221
CMO Series 2004-W9 Class 2A3
02/25/44	7.500%	994,052	1,136,216
CMO Series 2005-W1 Class 1A4
10/25/44	7.500%	2,773,273	3,297,350
CMO Series 2005-W3 Class 1A
03/25/45	7.500%	1,488,443	1,763,168
CMO Series 2005-W4 Class 1A3
08/25/35	7.000%	2,385,760	2,738,518
CMO Series 2006-4 Class MD

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
03/25/35	6.000%	$1,658,879	$1,769,048
CMO Series 2009-14 Class A
06/25/35	7.000%	3,820,253	4,423,945
CMO Series 2010-98 Class EA
09/25/30	4.000%	4,209,793	4,486,338
CMO Series 2012-28 Class PT
03/25/42	4.000%	6,704,026	7,081,201
CMO Series 2013-121 Class LB
12/25/43	3.000%	19,379,788	20,031,860
CMO Series 2044-W8 Class 3A
06/25/44	7.500%	1,481,555	1,723,856
Federal National Mortgage Association (a)(b)
08/01/44	2.474%	5,559,336	5,687,898
10/01/44	2.540%	15,549,267	15,937,088
10/01/44	2.634%	6,978,812	7,170,169
04/01/42	2.706%	4,475,833	4,704,723
04/01/42	2.893%	6,222,663	6,463,326
10/01/41	3.042%	1,686,250	1,796,432
11/01/43	3.058%	6,771,739	7,038,787
12/01/43	3.199%	4,618,593	4,815,130
10/01/41	3.254%	12,864,048	13,687,751
06/01/41	3.281%	3,690,847	3,907,675
07/01/41	3.313%	9,550,406	10,167,067
09/01/41	3.352%	11,463,030	12,197,356
07/01/41	3.533%	1,788,746	1,910,710
09/01/41	3.619%	9,787,057	10,410,284
08/01/41	3.711%	5,700,085	6,049,940
CMO Series 1999-T2 Class A1
01/19/39	7.500%	323,417	361,017
CMO Series 2001-W3 Class A
09/25/41	6.944%	141,922	161,847
CMO Series 2002-W1 Class 2A
02/25/42	6.532%	615,239	713,608
CMO Series 2002-W6 Class 2A1
06/25/42	6.450%	1,048,414	1,193,670
CMO Series 2003-W1 Class 2A
12/25/42	6.584%	353,052	412,185
CMO Series 2003-W4 Class 4A
10/25/42	7.040%	834,408	953,672
CMO Series 2010-111 Class WA
10/25/40	6.043%	3,620,572	4,088,763
Federal National Mortgage Association (a)(c)
06/01/31	4.000%	1,295,928	1,385,543
Federal National Mortgage Association (a)(d)
10/15/34	4.000%	17,581,249	18,702,933
10/15/34	4.500%	12,069,441	13,108,544
Government National Mortgage Association (a)
03/15/33	5.500%	2,355,927	2,663,816
09/15/35	6.000%	17,065,111	19,781,017
08/15/36	6.500%	1,532,657	1,765,916
CMO Series 2009-42 Class CT
08/16/35	6.000%	7,442,259	8,516,690
Government National Mortgage Association (a)(b)
08/20/41	3.000%	6,223,360	6,431,763

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/20/41-08/20/41	3.500%	$13,775,810	$14,338,642

Total Residential Mortgage-Backed Securities - Agency (Cost: $697,319,181)			$699,465,610

Commercial Mortgage-Backed Securities - Agency 0.2%
Federal National Mortgage Association Series 2011-M2 Class A1 (a)
04/25/21	2.019%	4,211,577	4,289,293

Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,226,282)			$4,289,293

Commercial Mortgage-Backed Securities - Non-Agency 4.7%
CFCRE Commercial Mortgage Trust (a)
Series 2011-C2 Class A1
12/15/47	1.558%	2,105,132	2,120,626
CFCRE Commercial Mortgage Trust (a)(e)
Series 2011-C1 Class A1
04/15/44	1.871%	96,997	96,995
Commercial Mortgage Trust (a)
Series 2012-LC4 Class A2
12/10/44	2.256%	4,284,000	4,352,116
Series 2013-CR6 Class A1
03/10/46	0.719%	7,859,423	7,823,851
DBUBS Mortgage Trust (a)
Series 2011-LC3A Class A1
08/10/44	2.238%	1,851,776	1,865,207
DBUBS Mortgage Trust (a)(e)
Series 2011-LC2A Class A1
07/10/44	3.527%	6,635,182	6,904,543
GS Mortgage Securities Corp. Trust Series 2010-C2 Class A1 (a)(e)
12/10/43	3.849%	9,328,599	9,672,328
GS Mortgage Securities Trust Series 2011-GC3 Class A2 (a)(e)
03/10/44	3.645%	17,595,758	18,149,286
JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class A2 (a)(e)
02/15/46	3.673%	9,727,649	10,090,840
JPMorgan Chase Commercial Mortgage Securities Trust (a)
Series 2011-C5 Class A2
08/15/46	3.149%	1,466,064	1,514,917
JPMorgan Chase Commercial Mortgage Securities Trust (a)(e)
Series 2010-C1 Class A2
06/15/43	4.608%	4,689,000	5,026,181
Series 2010-CNTR Class A1
08/05/32	3.300%	2,100,548	2,176,269
Morgan Stanley Capital I Trust (a)(e)
Series 2011-C2 Class A1
06/15/44	1.480%	767,383	768,141

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
Series 2011-C2 Class A3
06/15/44	4.210%	$1,251,000	$1,342,842
Motel 6 Trust Series 2012-MTL6 Class A2 (a)(e)
10/05/25	1.948%	36,336,000	35,902,766
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $109,471,615)			$107,806,908

Asset-Backed Securities - Non-Agency 15.0%
American Express Credit Account Master Trust Series 2013-2 Class A (b)
05/17/21	0.574%	14,010,000	14,036,081
American Express Issuance Trust II Series 2013-2 Class A (b)
08/15/19	0.584%	9,775,000	9,798,333
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A Class A (e)
03/20/19	2.100%	14,233,000	14,246,222
BA Credit Card Trust (b)
Series 2014-A2 Class A
09/16/19	0.424%	11,069,000	11,073,536
Series 2014-A3 Class A
01/15/20	0.444%	16,139,000	16,139,516
California Republic Auto Receivables Trust
Series 2013-2 Class A2
03/15/19	1.230%	9,814,829	9,848,214
Series 2014-1 Class A4
08/15/19	1.480%	5,681,000	5,665,470
Series 2014-2 Class A3
08/15/18	0.910%	5,571,000	5,561,050
Series 2014-2 Class A4
12/16/19	1.570%	6,127,000	6,089,368
Series 2014-3 Class A4
03/16/20	1.790%	5,647,000	5,646,757
Capital Auto Receivables Asset Trust/Ally Series 2013-1 Class A3
06/20/17	0.790%	8,315,000	8,327,024
Capital Auto Receivables Asset Trust
Series 2014-1 Class A3
06/20/18	1.320%	14,505,000	14,536,252
Series 2014-2 Class A4
10/22/18	1.620%	5,674,000	5,671,339
Series 2014-3 Class A4
04/22/19	1.830%	5,677,000	5,677,182
Chase Issuance Trust Series 2013-A9 Class A (b)
11/16/20	0.574%	5,400,000	5,411,178
Chrysler Capital Auto Receivables Trust Series 2014-BA Class A3 (e)
05/15/19	1.270%	20,486,000	20,482,763
Citibank Credit Card Issuance Trust
Series 2014-A2 Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
02/22/19	1.020%	$14,887,000	$14,823,834
Citibank Credit Card Issuance Trust (b)
Series 2013-A7 Class A7
09/10/20	0.584%	17,923,000	17,992,254
Discover Card Execution Note Trust Series 2014-A1 Class A1 (b)
07/15/21	0.584%	17,684,000	17,714,434
Navient Student Loan Trust Series 2014-CTA Class A (b)(e)
09/16/24	0.854%	22,282,772	22,282,761
Nelnet Student Loan Trust (b)
Series 2006-2 Class A4
10/26/26	0.314%	8,587,343	8,571,740
Series 2007-1 Class A1
11/27/18	0.245%	609,117	608,804
SLC Student Loan Trust (b)
Series 2007-2 Class A2
05/15/28	0.634%	2,200,894	2,201,105
Series 2010-1 Class A
11/25/42	1.110%	3,798,486	3,861,454
SLM Private Education Loan Trust (b)(e)
Series 2010-A Class 1A
05/16/44	3.200%	6,850,655	7,095,957
Series 2010-A Class 2A
05/16/44	3.404%	8,362,550	8,883,805
Series 2011-C Class A2A
10/17/44	3.404%	3,348,000	3,591,008
Series 2012-E Class A2B
06/15/45	1.904%	5,340,000	5,487,932
Series 2013-C Class A2B
10/15/31	1.554%	3,089,000	3,159,448
Series 2014-A Class A2B
01/15/26	1.304%	7,669,000	7,775,067
SLM Private Education Loan Trust (e)
Series 2012-B Class A2
10/15/30	3.480%	5,669,000	5,887,401
Series 2013-B Class A2A
06/17/30	1.850%	6,880,000	6,753,225
SLM Student Loan Trust (b)
Series 2002-6 Class A4CP
03/15/19	0.412%	937,045	935,759
Series 2003-6 Class A4
12/17/18	0.434%	916,050	915,798
Series 2005-6 Class A5B
07/27/26	1.434%	2,459,196	2,502,785
Series 2006-7 Class A5
01/27/25	0.334%	19,728,000	19,546,818
Series 2010-1 Class A
03/25/25	0.555%	7,399,518	7,399,341
Synchrony Credit Card Master Note Trust Series 2012-3 Class A (b)
03/15/20	0.604%	18,856,000	18,881,889

Total Asset-Backed Securities - Non-Agency (Cost: $344,853,035)			$345,082,904

Issuer	Coupon Rate	Principal Amount	Value

U.S. Treasury Obligations 45.7%
U.S. Treasury
04/30/16	0.375%	$34,789,000	$34,775,397
05/31/16	0.375%	163,999,000	163,832,377
06/30/16	0.500%	180,705,000	180,817,941
07/31/16	0.500%	221,124,000	221,149,871
08/31/16	0.500%	217,010,000	216,789,518
09/30/16	0.500%	224,317,000	223,931,455
08/15/17	0.875%	4,979,000	4,954,902
09/15/17	1.000%	8,104,000	8,091,341

Total U.S. Treasury Obligations (Cost: $1,054,693,128)			$1,054,342,802

U.S. Government & Agency Obligations 4.9%
Federal Home Loan Banks
10/30/14	0.130%	77,000,000	77,000,566
11/20/15	0.500%	35,000,000	35,093,100
Total U.S. Government & Agency Obligations (Cost: $112,046,576)			$112,093,666

	Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.093% (f)(g)	14,716,061	$14,716,061
Total Money Market Funds (Cost: $14,716,061)		$14,716,061
Total Investments
(Cost: $2,337,325,878) (h)		$2,337,797,244(i)
Other Assets & Liabilities, Net		(32,183,368)
Net Assets		$2,305,613,876

Notes to Portfolio of Investments

(a)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2014, the value of these securities amounted to $31,811,477, which represents 1.38% of net assets.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the value of these securities amounted to $195,775,780 or 8.49% of net assets.

(f)	The rate shown is the seven-day current annualized yield at September 30, 2014.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,552,622	2,898,068,111	(2,965,904,672)	14,716,061	64,008	14,716,061

(h)

At September 30, 2014, the cost of securities for federal income tax purposes was approximately $2,337,326,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$4,910,000
Unrealized Depreciation	(4,439,000)
Net Unrealized Appreciation	$471,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	667,654,133	31,811,477	699,465,610
Commercial Mortgage-Backed Securities - Agency	—	4,289,293	—	4,289,293
Commercial Mortgage-Backed Securities - Non-Agency	—	107,806,908	—	107,806,908
Asset-Backed Securities - Non-Agency	—	345,082,904	—	345,082,904
U.S. Treasury Obligations	1,054,342,802	—	—	1,054,342,802
U.S. Government & Agency Obligations	—	112,093,666	—	112,093,666
Total Bonds	1,054,342,802	1,236,926,904	31,811,477	2,323,081,183
Mutual Funds
Money Market Funds	14,716,061	—	—	14,716,061
Total Mutual Funds	14,716,061	—	—	14,716,061
Total	1,069,058,863	1,236,926,904	31,811,477	2,337,797,244

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential Mortgage- Backed Securities - Agency ($)
Balance as of December 31, 2013	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(a)	(34,833)
Sales	—
Purchases	31,846,310
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2014	31,811,477

(a) Change in unrealized appreciation (depreciation) relating to securities held at September 30, 2014 was $(34,833).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage-backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	November 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2014